UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Total Market Index Fund Fidelity® Total Market Index Fund : FSKAX

This semi-annual shareholder report contains information about Fidelity® Total Market Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Market Index Fund	$ 1	0.01%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$142,264,329,109
Number of Holdings	3,755
Portfolio Turnover	2%
What did the Fund invest in?
(as of August 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.8
Financials	12.6
Health Care	9.9
Industrials	9.4
Consumer Discretionary	9.1
Communication Services	8.9
Consumer Staples	4.3
Energy	3.6
Real Estate	2.2
Materials	2.1
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
Switzerland - 0.2
Netherlands - 0.1
United Kingdom - 0.0
Korea (South) - 0.0
Puerto Rico - 0.0
Canada - 0.0
Thailand - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Apple Inc	6.4
Microsoft Corp	5.2
Amazon.com Inc	3.4
Alphabet Inc Class A	2.8
Broadcom Inc	2.5
Alphabet Inc Class C	2.1
Meta Platforms Inc Class A	1.7
Micron Technology Inc	1.6
Tesla Inc	1.4
34.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914532.102    2361-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Series Total Market Index Fund Fidelity® Series Total Market Index Fund : FCFMX

This semi-annual shareholder report contains information about Fidelity® Series Total Market Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Total Market Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$115,595,652,942
Number of Holdings	3,822
Portfolio Turnover	11%
What did the Fund invest in?
(as of August 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.9
Financials	12.6
Health Care	9.9
Industrials	9.4
Consumer Discretionary	9.1
Communication Services	8.9
Consumer Staples	4.3
Energy	3.6
Real Estate	2.2
Materials	2.1
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
Switzerland - 0.2
Netherlands - 0.1
United Kingdom - 0.0
Korea (South) - 0.0
Puerto Rico - 0.0
Canada - 0.0
Thailand - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Apple Inc	6.4
Microsoft Corp	5.2
Amazon.com Inc	3.4
Alphabet Inc Class A	2.8
Broadcom Inc	2.5
Alphabet Inc Class C	2.1
Meta Platforms Inc Class A	1.7
Micron Technology Inc	1.6
Tesla Inc	1.4
34.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914561.102    1015-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® International Index Fund Fidelity® International Index Fund : FSPSX

This semi-annual shareholder report contains information about Fidelity® International Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$88,448,102,009
Number of Holdings	668
Portfolio Turnover	6%
What did the Fund invest in?
(as of August 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	26.2
Industrials	18.8
Information Technology	10.3
Health Care	10.1
Consumer Discretionary	8.3
Consumer Staples	6.4
Materials	6.2
Communication Services	3.8
Energy	3.8
Utilities	3.6
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 23.6
United Kingdom - 10.9
Germany - 8.7
United States - 8.4
France - 8.2
Australia - 7.3
Switzerland - 6.0
Netherlands - 5.1
Spain - 3.9
Others - 17.9

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	2.9
HSBC Holdings PLC	1.7
Roche Holding AG	1.4
Novartis AG	1.2
Shell PLC	1.2
Nestle SA	1.1
Astrazeneca PLC	1.1
Mitsubishi UFJ Financial Group Inc	1.1
Siemens AG	1.1
BHP Group Ltd	1.1
13.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914534.102    2363-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Flex® 500 Index Fund Fidelity Flex® 500 Index Fund : FDFIX

This semi-annual shareholder report contains information about Fidelity Flex® 500 Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® 500 Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$9,433,210,877
Number of Holdings	507
Portfolio Turnover	5%
What did the Fund invest in?
(as of August 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.9
Financials	12.1
Communication Services	9.3
Health Care	9.2
Consumer Discretionary	8.9
Industrials	8.5
Consumer Staples	4.4
Energy	3.5
Materials	2.0
Utilities	1.9
Real Estate	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
Switzerland - 0.1
Netherlands - 0.1
Australia - 0.1
United Kingdom - 0.0
Korea (South) - 0.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.0
Apple Inc	6.9
Microsoft Corp	5.7
Amazon.com Inc	3.8
Alphabet Inc Class A	3.0
Broadcom Inc	2.7
Alphabet Inc Class C	2.3
Meta Platforms Inc Class A	1.9
Micron Technology Inc	1.6
Tesla Inc	1.5
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914575.102    2926-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Extended Market Index Fund Fidelity® Extended Market Index Fund : FSMAX

This semi-annual shareholder report contains information about Fidelity® Extended Market Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Extended Market Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$40,082,805,898
Number of Holdings	3,359
Portfolio Turnover	25%
What did the Fund invest in?
(as of August 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.0
Industrials	18.8
Financials	15.5
Health Care	14.9
Consumer Discretionary	8.9
Real Estate	5.1
Energy	5.0
Materials	4.2
Communication Services	4.0
Consumer Staples	2.5
Utilities	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.9
United Kingdom - 0.4
Korea (South) - 0.3
Puerto Rico - 0.3
Canada - 0.2
Thailand - 0.2
Bermuda - 0.2
Switzerland - 0.1
Sweden - 0.1
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Snowflake Inc	1.5
Cloudflare Inc Class A	1.2
Space Exploration Technologies Corp Class A	1.0
Cheniere Energy Inc	0.8
Bloom Energy Corp Class A	0.8
Natera Inc	0.7
Strategy Inc Class A	0.6
Revolution Medicines Inc	0.6
Astera Labs Inc	0.6
Credo Technology Group Holding Ltd	0.4
8.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914533.102    2365-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® 500 Index Fund Fidelity® 500 Index Fund : FXAIX

This semi-annual shareholder report contains information about Fidelity® 500 Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® 500 Index Fund	$ 1	0.01%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$859,316,281,098
Number of Holdings	507
Portfolio Turnover	2%
What did the Fund invest in?
(as of August 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.9
Financials	12.3
Communication Services	9.5
Health Care	9.3
Consumer Discretionary	9.1
Industrials	8.3
Consumer Staples	4.5
Energy	3.5
Utilities	2.0
Materials	1.8
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Switzerland - 0.1
Netherlands - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.2
Apple Inc	7.0
Microsoft Corp	5.7
Amazon.com Inc	3.8
Alphabet Inc Class A	3.1
Broadcom Inc	2.6
Alphabet Inc Class C	2.4
Meta Platforms Inc Class A	1.9
Micron Technology Inc	1.6
Tesla Inc	1.6
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914559.102    2328-TSRS-1026

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Flex® Large Cap Focused Index Fund Fidelity Flex® Large Cap Focused Index Fund : FXLCX

This semi-annual shareholder report contains information about Fidelity Flex® Large Cap Focused Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Large Cap Focused Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$402,799,157
Number of Holdings	186
Portfolio Turnover	68%
What did the Fund invest in?
(as of August 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.1
Financials	11.5
Communication Services	9.3
Health Care	8.9
Consumer Discretionary	8.8
Industrials	8.3
Consumer Staples	4.4
Energy	3.4
Materials	2.0
Utilities	1.9
Real Estate	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Netherlands - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	7.0
Microsoft Corp	5.1
Amazon.com Inc	3.4
Broadcom Inc	2.8
Alphabet Inc Class A	2.7
Alphabet Inc Class C	2.5
Tesla Inc	1.7
JPMorgan Chase & Co	1.6
Advanced Micro Devices Inc	1.6
35.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918040.101    8969-TSRS-1026

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Total Market Index Fund

Semi-Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Total Market Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (c)	38,434	467,742
Information Technology - 0.0%
Software - 0.0%
Big Digital Energy Inc (c)	5,692	37,624
TOTAL AUSTRALIA		505,366
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	157,432	3,909,037
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	233,632	2,511,544
Liberty Global Ltd Class C (c)	231,899	2,432,621

TOTAL BELGIUM		4,944,165
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd (c)	10,011	70,778
RenaissanceRe Holdings Ltd	66,213	21,694,027

TOTAL BERMUDA		21,764,805
CANADA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	21,429	61,072
Financials - 0.0%
Insurance - 0.0%
Kingsway Corp (c)	32,640	336,518
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc rights (c)(d)	8,115	0
TuHURA Biosciences Inc (b)(c)	64,809	138,044
		138,044
Health Care Providers & Services - 0.0%
ZeroStack Corp (b)(c)	2,282	12,049
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (c)	2,126	23,747
TOTAL HEALTH CARE		173,840
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (b)	289,352	24,473,393
Electrical Equipment - 0.0%
Bimergen Energy Corp (c)	6,216	18,026
TOTAL INDUSTRIALS		24,491,419
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (c)	32,047	15,447
Metals & Mining - 0.0%
McEwen Inc (b)(c)	78,068	1,573,851
US Goldmining Inc (b)(c)	3,873	34,663
		1,608,514
TOTAL MATERIALS		1,623,961
TOTAL CANADA		26,686,810
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ACM Research Inc Class A (c)	89,149	6,491,830
indie Semiconductor Inc Class A (b)(c)	326,860	1,214,285
		7,706,115
Software - 0.0%
T3 Defense Inc (b)(c)	202	2,388
TOTAL CHINA		7,708,503
CZECH REPUBLIC - 0.0%
Information Technology - 0.0%
Software - 0.0%
AiRWA Inc (c)	72	60
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	87,817	547,978
Paper & Forest Products - 0.0%
Mercer International Inc (b)(c)	66,320	25,878
TOTAL GERMANY		573,856
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (c)	917,574	2,624,262
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (c)	8,838	11,578
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (c)	74,074	651,851
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		663,429
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Enhanced Group Inc Class A (c)	105,715	170,201
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	12,372	20,166
Financials - 0.0%
Financial Services - 0.0%
Triller Group Inc (c)	28,782	27,536
TOTAL HONG KONG		217,903
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (c)	65,907	616,230
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (c)	25	159
TOTAL HEALTH CARE		616,389
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	22,633	2,016,827
TOTAL IRELAND		2,633,216
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (c)	258,706	2,206,762
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (c)	30	127
Materials - 0.0%
Chemicals - 0.0%
Nexentis Technologies Inc (c)	97	175
TOTAL ISRAEL		2,207,064
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	25,923	0
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	191,708	6,949,415
TOTAL JAPAN		6,949,415
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	10,527	59,267
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (c)	29,401	309,886
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (c)	2,061,714	33,111,127
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (c)	36,092	407,840
TOTAL KOREA (SOUTH)		33,828,853
MEXICO - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Dauch Corp (c)	368,536	2,307,035
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)(c)	105,699	5,145,427
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	393,677	88,435,602
TOTAL NETHERLANDS		93,581,029
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (c)	97,213	4,736,217
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A	25,649	211,604
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	45,938	395,526
Liberty Latin America Ltd Class C (c)	200,520	1,714,446
TOTAL COMMUNICATION SERVICES		2,109,972
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	243,209	6,780,667
Ofg Bancorp	65,399	3,404,018
Popular Inc	100,504	16,903,768
		27,088,453
Financial Services - 0.0%
EVERTEC Inc	95,462	2,828,539
TOTAL FINANCIALS		29,916,992
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	67,578	1,599,571
TOTAL PUERTO RICO		33,626,535
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	80,636	6,455,718
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc (b)	107,158	12,988,621
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	5,851	4,681
TOTAL SWEDEN		12,993,302
SWITZERLAND - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	197,877	5,332,785
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	150,494	8,575,148
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	453,901	93,163,181
TOTAL SWITZERLAND		107,071,114
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (c)	57,093	1,379,367
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (c)	55,900	23,082,787
TOTAL THAILAND		24,462,154
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	619,969	48,450,577
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (c)(d)	1,555	0
F-star Therapeutics Inc rights (c)(d)	1,555	0
Zura Bio Ltd Class A (c)	100,445	556,466
		556,466
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)(c)	41,177	24,253
TOTAL HEALTH CARE		580,719
Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 6/26/2028 (c)	53,845	70
Machinery - 0.0%
Luxfer Holdings PLC	41,540	713,657
TOTAL INDUSTRIALS		713,727
TOTAL UNITED KINGDOM		49,745,023
UNITED STATES - 99.7%
Communication Services - 8.9%
Diversified Telecommunication Services - 0.8%
Anterix Inc (c)	29,119	2,646,626
AST SpaceMobile Inc Class A (b)(c)	405,470	23,963,277
AT&T Inc	10,804,833	279,737,126
Atn International Inc	15,315	462,054
Bandwidth Inc Class A (c)	46,715	2,262,407
Cogent Communications Holdings Inc (b)	74,264	708,479
Comcast Corp Class A	5,540,450	147,486,779
Elauwit Connection Inc	2,248	16,545
GCI LLC Class A (c)	18,057	482,122
GCI LLC Class C (c)	38,897	1,012,489
Globalstar Inc (c)	80,445	6,560,290
IDT Corp Class B	31,833	2,171,647
iQSTEL Inc	4,177	4,078
Iridium Communications Inc	164,128	7,710,733
Lumen Technologies Inc (c)	1,472,191	9,201,194
NextPlat Corp (c)	2,274	22,012
Shenandoah Telecommunications Co	70,131	867,520
Space Exploration Technologies Corp Class A (b)	918,060	131,916,041
Uniti Group Inc (c)	281,930	2,796,746
Verizon Communications Inc	6,493,840	324,821,877
		944,850,042
Entertainment - 1.1%
AMC Entertainment Holdings Inc Class A (c)	1,173,545	3,098,159
Angel Studios Inc Class A (c)	148,941	627,042
Atlanta Braves Holdings Inc Class A (c)	36,374	2,000,933
Atlanta Braves Holdings Inc Class C (c)	51,384	2,547,619
Cinemark Holdings Inc	159,687	5,686,454
Cineverse Corp (c)	24,178	57,544
CuriosityStream Inc Class A	58,910	157,879
Dolphin Entertainment Inc (c)	12,145	13,360
Firy Inc Class A (b)(c)	17,486	172,937
Freecast Inc Class A (b)	19,008	24,330
Gaia Inc Class A (c)	26,722	41,686
Gaxos.ai Inc (c)	9,193	7,625
House of Doge Inc (c)	2,463	614
Kartoon Studios Inc (c)	85,717	54,113
Liberty Live Holdings Inc Class A	28,594	2,844,531
Liberty Live Holdings Inc Class C	81,609	8,448,164
Liberty Media Corp-Liberty Formula One Class A (c)	40,291	3,709,189
Liberty Media Corp-Liberty Formula One Class C (c)	345,650	34,547,718
Lionsgate Studios Corp (c)	355,514	4,027,974
Live Nation Entertainment Inc (c)	245,972	44,247,903
LiveOne Inc (c)	19,164	74,165
Madison Square Garden Entertainment Corp Class A (c)	63,045	4,897,966
Madison Square Garden Sports Corp Class A (c)	27,948	10,752,434
Marcus Corp/The	34,380	977,423
Meridian Holdings Inc (c)	5,261	73,233
Motorsport Games Inc Class A (c)	3,990	15,481
Moving Image Technologies Inc (c)	8,052	4,991
Netflix Inc (c)	6,547,801	530,699,271
Nomadar Corp Class A	7,136	14,986
Playstudios Inc Class A (c)	151,561	78,008
Playtika Holding Corp	93,191	211,544
PodcastOne Inc (c)	9,939	27,680
Reading International Inc Class A (c)	21,609	46,028
Reading International Inc Class B (c)	1,494	22,559
Reservoir Media Inc (c)	55,582	536,922
ROBLOX Corp Class A (c)	1,043,765	43,097,057
Roku Inc Class A (c)	204,462	32,086,222
Snail Inc Class A (b)(c)	7,158	20,758
Sphere Entertainment Co Class A (b)(c)	41,791	5,696,113
Starz Entertainment Corp (c)	19,987	529,156
Stubhub Holdings Inc Class A (c)	97,880	624,474
Take-Two Interactive Software Inc (c)	270,433	59,414,130
TKO Group Holdings Inc Class A	98,078	17,910,024
Vivid Seats Inc Class A (b)(c)	11,229	65,802
Walt Disney Co/The	2,700,369	290,424,686
Warner Bros Discovery Inc (c)	3,854,288	109,962,837
Warner Music Group Corp Class A	227,491	6,417,521
		1,226,997,245
Interactive Media & Services - 6.6%
Alphabet Inc Class A	9,126,845	3,097,194,851
Alphabet Inc Class C	7,341,880	2,462,539,971
Angi Inc Class A (c)	50,942	236,880
Bumble Inc Class A (c)	141,970	388,998
BuzzFeed Inc Class A (c)	41,957	49,929
Cargurus Inc Class A (c)	117,697	4,197,075
Cars.com Inc (c)	81,221	950,286
DHI Group Inc (c)	55,772	239,262
EverQuote Inc Class A (b)(c)	41,614	1,058,660
fuboTV Inc Class A (b)(c)	44,651	470,175
Getty Images Holdings Inc Class A (b)(c)	61,217	14,882
Giftify Inc (c)	22,806	18,587
Grindr Inc Class A (b)(c)	66,825	1,034,451
HWH International Inc Class A (c)	3,129	5,851
IZEA Worldwide Inc (c)	18,021	54,784
Match Group Inc	362,022	14,716,194
MediaAlpha Inc Class A (c)	49,872	629,385
Meta Platforms Inc Class A	3,415,078	1,954,585,743
Nextdoor Holdings Inc Class A (c)	361,128	812,538
Onfolio Holdings Inc (c)	83	109
Paradium AI Inc (c)	18,220	17,673
People Inc Class A (c)	98,092	3,754,962
Pinterest Inc Class A (c)	752,948	16,346,501
PSQ Holdings Inc Class A (b)(c)	3,439	18,777
QuinStreet Inc (c)	88,948	1,729,149
Reddit Inc Class A (c)	203,815	30,125,895
RUM Group Inc Class A (b)(c)	177,187	1,587,596
Shutterstock Inc	39,256	217,478
Snap Inc Class A (c)	1,686,624	9,360,763
Super League Enterprise Inc (c)	1,077	4,200
System1 Inc Class A (c)	1,725	3,864
Teads Holding Co (c)	46,368	23,277
Travelzoo (c)	10,390	67,327
TripAdvisor Inc Class A (b)(c)	179,789	1,711,591
Trump Media & Technology Group Corp (b)(c)	249,406	2,436,697
Yelp Inc Class A (c)	80,877	1,807,601
Zedge Inc Class B	15,622	47,491
Ziff Davis Inc (b)(c)	56,937	3,140,076
ZipRecruiter Inc Class A (c)	92,671	394,778
ZoomInfo Technologies Inc (c)	406,637	1,724,141
		7,613,718,448
Media - 0.3%
Advantage Solutions Inc Class A (c)	6,864	226,306
AMC Global Media Inc Class A (b)(c)	49,712	625,874
AppLovin Corp Class A (c)	418,303	130,535,635
Beasley Broadcast Group Inc Class A (c)	1,618	31,341
Bloomia Holdings Inc (c)	1,154	3,866
Boston Omaha Corp (c)	33,230	458,242
Cable One Inc (b)(c)	7,308	200,093
Cardlytics Inc (c)	8,083	32,574
Charter Communications Inc Class A (b)(c)	177,692	27,087,368
Clear Channel Outdoor Holdings Inc (c)	485,936	1,151,668
comScore Inc (c)	6,292	33,033
Creative Realities Inc (c)	11,558	31,553
DoubleVerify Holdings Inc (c)	197,096	2,641,086
EchoStar Corp Class A (c)	212,941	18,406,620
Entravision Communications Corp Class A	99,814	797,514
Eva Live Inc (c)	11,328	26,054
EW Scripps Co/The Class A (c)	108,427	358,893
Fluent Inc (c)	23,879	82,144
Fox Corp Class A	330,484	22,258,098
Fox Corp Class B	194,960	11,740,492
Gray Media Inc	122,421	597,414
Gray Media Inc Class A	8,401	48,810
Harte Hanks Inc (c)	7,138	30,765
Ibotta Inc Class A (b)(c)	17,911	666,468
iHeartMedia Inc Class A (c)	189,371	515,089
John Wiley & Sons Inc Class A	60,082	3,147,696
John Wiley & Sons Inc Class B	2,019	105,028
Lee Enterprises Inc (b)(c)	11,925	95,400
LQR House Inc (b)(c)	281	464
Magnite Inc (c)	222,468	5,225,773
Marchex Inc Class B (c)	53,853	97,474
Mediaco Holding Inc Class A (c)	5,216	5,685
MNTN Inc Class A (c)	29,123	382,967
National CineMedia Inc (b)	144,817	364,939
New York Times Co/The Class A	250,108	16,824,765
News Corp Class A	621,444	19,084,545
News Corp Class B (b)	137,605	4,734,988
Nexstar Media Group Inc	44,613	8,125,366
NIQ Global Intelligence Plc (b)(c)	77,646	1,479,933
Omnicom Group Inc	442,748	38,753,733
Optimum Communications Inc Class A (c)	254,844	247,861
Paramount Skydance Corp Class B (b)	495,448	5,405,338
PubMatic Inc Class A (c)	55,070	915,814
Saga Communications Inc Class A	8,466	74,585
Scholastic Corp	25,268	970,291
Sinclair Inc Class A (b)	64,193	905,121
Sirius XM Holdings Inc (b)	294,494	8,295,896
Stagwell Inc Class A (c)	166,297	1,443,458
Stran & Co Inc (c)	13,640	23,597
TechTarget Inc (b)(c)	44,603	172,614
TEN Holdings Inc (b)(c)	3,540	32,179
Townsquare Media Inc Class A	22,241	128,775
Trade Desk Inc (The) Class A (c)	666,640	9,146,301
Treasure Global Inc (c)	1,940	5,034
Urban One Inc Class A (b)(c)	805	3,856
Urban One Inc Class D (c)	2,193	9,211
USA TODAY Co Inc (c)	195,650	1,230,639
Versant Media Group Inc Class A	219,717	9,034,763
		355,061,089
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	22,353	819,461
Gogo Inc (c)	121,793	306,918
Spok Holdings Inc	33,848	355,742
SurgePays Inc (c)	19,614	3,276
T-Mobile US Inc	723,597	130,565,843
Telephone and Data Systems Inc	150,308	5,062,373
		137,113,613
TOTAL COMMUNICATION SERVICES		10,277,740,437
Consumer Discretionary - 9.1%
Automobile Components - 0.1%
Adient PLC (c)	121,258	2,300,264
Aptiv PLC (c)	329,920	14,767,220
BorgWarner Inc	319,349	20,489,433
Cooper-Standard Holdings Inc (c)	27,471	735,673
Dana Inc	168,626	5,055,407
Dorman Products Inc (c)	42,212	5,439,016
Fox Factory Holding Corp (c)	64,867	1,325,233
Gentex Corp	330,909	7,402,434
Gentherm Inc (c)	47,281	1,857,670
Goodyear Tire & Rubber Co/The (c)	446,079	2,796,915
Holley Inc Class A (c)	85,451	244,390
Kodiak AI Inc (b)(c)	165,822	626,807
LCI Industries	38,225	3,846,582
Lear Corp	77,307	9,662,602
Motorcar Parts of America Inc (c)	29,201	339,316
Patrick Industries Inc (b)	51,086	4,174,748
Phinia Inc	57,510	3,935,984
QuantumScape Corp Class A (b)(c)	753,430	4,211,674
Solid Power Inc (b)(c)	300,480	700,118
Standard Motor Products Inc	32,857	1,239,366
Stoneridge Inc (c)	44,032	304,701
Strattec Security Corp (c)	6,470	453,806
Sypris Solutions Inc (c)	19,405	35,317
Versigent PLC	110,650	5,244,810
Visteon Corp (b)	41,436	4,219,014
Worksport Ltd (b)(c)	11,199	6,829
XPEL Inc (c)	38,969	1,919,613
		103,334,942
Automobiles - 1.6%
Aptera Motors Corp Class B (b)	22,017	52,180
Azio AI Holdings Inc (b)(c)	21,117	26,607
Cenntro Inc (c)	951	3,966
Empery Digital Inc (b)(c)	46,914	151,063
FabricAI Inc (b)(c)	7,078	18,544
Faraday Future Intelligent Electric Inc Class A (b)(c)	3,228	7,295
FLY-E Group Inc (c)	1,973	2,683
Ford Motor Co	6,084,833	84,822,572
General Motors Co	1,402,087	121,028,150
Harley-Davidson Inc (b)	163,533	4,513,511
Livewire Group Inc (b)(c)	33,273	40,593
Lucid Group Inc (b)(c)	292,036	1,416,375
Massimo Group (c)	6,329	6,325
Rivian Automotive Inc Class A (c)	1,497,827	24,055,102
Tesla Inc (c)	4,377,920	1,610,855,665
Thor Industries Inc	81,737	6,212,012
Winnebago Industries Inc (b)	43,822	1,318,604
Workhorse Group Inc (b)(c)	10,096	34,629
		1,854,565,876
Broadline Retail - 3.5%
1stdibs.Com Inc (c)	39,258	171,557
Amazon.com Inc (c)	15,222,998	3,954,478,191
Dillard's Inc Class A (b)	4,681	2,930,166
eBay Inc	690,331	71,490,679
Eightco Holdings Inc (b)(c)	543,186	415,863
Etsy Inc (c)	148,077	12,043,102
Groupon Inc (c)	41,604	797,965
Kohl's Corp (b)	174,530	3,110,125
Macy's Inc	412,591	9,060,498
Ollie's Bargain Outlet Holdings Inc (c)	95,042	7,168,068
Pattern Group Inc Class A	45,875	950,989
Savers Value Village Inc (c)	87,759	906,550
		4,063,523,753
Distributors - 0.0%
AMCON Distributing Co	413	28,357
Educational Development Corp (c)	8,416	11,193
Genuine Parts Co	213,560	28,973,685
GigaCloud Technology Inc Class A (c)	41,068	1,993,030
Gold.com Inc (b)	32,050	1,441,289
LKQ Corp	395,526	9,927,703
Pool Corp	50,118	9,348,009
Weyco Group Inc	9,425	421,957
		52,145,223
Diversified Consumer Services - 0.1%
ADT Inc	883,806	6,531,326
American Public Education Inc (c)	28,409	1,296,871
Amesite Inc (c)	4,846	5,088
Beachbody Co Inc/The Class A (c)	4,811	28,144
Bright Horizons Family Solutions Inc (c)	81,623	6,054,794
Carriage Services Inc	24,086	810,494
Chegg Inc (c)	169,451	143,186
Coursera Inc (c)	341,505	2,226,613
Covista Inc (c)	52,845	6,992,979
Driven Brands Holdings Inc (c)	91,469	1,136,045
Duolingo Inc Class A (c)	62,907	9,332,883
Frontdoor Inc (c)	109,268	8,836,503
Graham Holdings Co Class B	5,268	5,946,993
Grand Canyon Education Inc (c)	40,842	6,049,925
H&R Block Inc	197,878	10,220,399
KinderCare Learning Cos Inc (b)(c)	48,242	121,570
Laureate Education Inc (c)	198,426	7,446,928
Legacy Education Inc (b)(c)	13,260	145,197
Lincoln Educational Services Corp (c)	45,864	1,153,938
Matthews International Corp Class A (b)	48,159	1,000,262
McGraw Hill Inc (c)	38,180	501,303
Nerdy Inc Class A (b)(c)	7,530	75,375
Perdoceo Education Corp	91,814	3,051,897
Phoenix Education Partners Inc	6,641	193,320
Regis Corp (c)	3,726	102,390
Service Corp International/US	214,283	17,494,065
Strategic Education Inc	34,609	2,867,010
Stride Inc (c)	65,573	5,684,523
Universal Technical Institute Inc (c)	78,681	1,662,530
WW International Inc (c)	15,616	260,631
XWELL Inc (c)	7,323	6,731
		107,379,913
Hotels, Restaurants & Leisure - 1.7%
Accel Entertainment Inc Class A (c)	87,893	1,023,075
Airbnb Inc Class A (c)	649,784	119,053,424
All In FutureTech Alliance Inc (b)(c)	4,168	12,587
Aramark	408,576	23,006,915
Ark Restaurants Corp (c)	2,845	15,648
Aureus Greenway Holdings Inc (c)	24,522	96,371
Bally's Corp (b)(c)	10,252	91,858
Biglari Holdings Inc Class A (c)	142	277,941
Biglari Holdings Inc Class B (c)	776	301,460
BJ's Restaurants Inc (c)	32,679	2,078,058
Black Rock Coffee Bar Inc Class A	32,693	312,218
Bloomin' Brands Inc (c)	119,215	1,227,915
Booking Holdings Inc	1,204,858	239,875,180
Boyd Gaming Corp	85,397	6,625,953
Brinker International Inc (c)	66,887	15,283,680
BT Brands Inc (c)	4,344	6,603
Caesars Entertainment Inc (c)	317,587	9,432,334
Canterbury Park Holding Corp	3,931	62,306
Carnival Corp Ltd	1,998,479	47,743,663
Cava Group Inc (b)(c)	155,826	10,245,560
Century Casinos Inc (c)	38,730	48,800
Cheesecake Factory Inc/The (b)	71,469	7,825,141
Chipotle Mexican Grill Inc (c)	1,994,058	75,834,026
Choice Hotels International Inc (b)	32,024	3,310,001
Churchill Downs Inc	102,722	8,986,121
Cracker Barrel Old Country Store Inc	34,678	1,915,613
Darden Restaurants Inc	178,025	38,143,637
Dave & Buster's Entertainment Inc (c)	42,699	383,010
Dine Brands Global Inc (b)	19,655	650,187
Domino's Pizza Inc	47,615	16,287,187
DoorDash Inc Class A (c)	588,365	136,347,705
DraftKings Inc Class A (c)	774,059	18,801,893
Dutch Bros Inc Class A (c)	199,175	9,731,691
El Pollo Loco Holdings Inc (c)	41,578	634,896
Expedia Group Inc Class A	178,008	56,449,897
First Watch Restaurant Group Inc (c)	72,183	915,280
Flanigan's Enterprises Inc	968	45,370
Flutter Entertainment PLC (c)	270,839	27,132,651
Full House Resorts Inc (c)	47,736	96,904
GEN Restaurant Group Inc Class A (c)	6,248	11,934
Global Business Travel Group I Class A (c)	186,991	1,768,935
Good Times Restaurants Inc (c)	11,578	17,830
High Roller Technologies Inc (c)	8,072	49,643
Hilton Grand Vacations Inc (c)	93,246	3,954,563
Hilton Worldwide Holdings Inc	353,858	111,918,208
Hyatt Hotels Corp Class A (b)	63,497	10,602,094
Inspired Entertainment Inc (c)	38,172	222,543
Jack in the Box Inc (b)(c)	29,869	493,137
Krispy Kreme Inc (c)	147,562	504,662
Kura Sushi USA Inc Class A (c)	9,967	455,093
Las Vegas Sands Corp	464,866	20,365,779
Life Time Group Holdings Inc (c)	239,666	10,070,765
Lindblad Expeditions Holdings Inc (c)	70,057	1,860,714
Lucky Strike Entertainment Corp Class A (b)	23,241	146,418
Marriott International Inc/MD Class A1	340,334	116,312,548
Marriott Vacations Worldwide Corp	42,717	4,453,674
McDonald's Corp	1,104,885	291,181,394
MGM Resorts International (c)	297,764	12,315,519
Monarch Casino & Resort Inc	18,797	2,264,099
Nathan's Famous Inc	4,055	396,822
Navan Inc Class A (c)	58,918	1,712,157
Noodles & Co Class A (c)	6,539	93,900
Norwegian Cruise Line Holdings Ltd (c)	716,025	11,556,644
ONE Group Hospitality Inc/The (c)	35,733	60,031
Papa John's International Inc (b)	51,056	1,198,795
Penn Entertainment Inc (c)	197,761	3,304,586
Planet Fitness Inc Class A (c)	122,869	6,340,040
Portillo's Inc Class A (b)(c)	112,183	512,676
Pursuit Attractions and Hospitality Inc (c)	32,411	1,555,728
Rave Restaurant Group Inc (c)	16,394	51,477
Rci Hospitality Holdings Inc	11,048	321,828
Red Robin Gourmet Burgers Inc (c)	25,102	229,181
Red Rock Resorts Inc Class A	73,623	4,134,668
Royal Caribbean Cruises Ltd	387,772	104,209,847
Rush Street Interactive Inc Class A (c)	161,704	4,165,495
Sabre Corp (c)	610,502	1,324,789
Serve Robotics Inc (b)(c)	100,314	488,529
Shake Shack Inc Class A (c)	62,590	4,311,825
Six Flags Entertainment Corp (b)(c)	158,108	2,379,525
Sports Entertainment Gaming Global Corp (c)	2,192	6,050
Starbucks Corp	1,772,376	188,314,951
Sweetgreen Inc Class A (b)(c)	166,003	1,155,381
Target Hospitality Corp (c)	49,930	924,704
Texas Roadhouse Inc	102,047	19,960,393
Travel + Leisure Co	97,107	6,677,077
United Parks & Resorts Inc (b)(c)	36,331	1,453,603
Vail Resorts Inc (b)	55,377	7,581,665
Venu Holding Corp Class A (c)	71,685	137,635
Wendy's Co/The (b)	245,851	2,040,563
Wingstop Inc	42,252	4,625,749
Wyndham Hotels & Resorts Inc	115,979	8,543,013
Wynn Resorts Ltd	130,676	11,928,105
Xponential Fitness Inc Class A (b)(c)	50,616	275,857
Yum! Brands Inc	428,572	65,704,373
		1,936,959,973
Household Durables - 0.3%
Algorhythm Holdings Inc (c)	6,275	1,669
Aterian Inc (c)	8,030	3,212
Aterian Inc rights (c)(d)	8,030	0
Bassett Furniture Industries Inc	13,244	248,987
Beazer Homes USA Inc (c)	38,734	1,285,194
Cavco Industries Inc (c)	12,069	6,748,140
Century Communities Inc	38,686	2,613,239
Champion Homes Inc (c)	86,052	7,681,862
Cricut Inc Class A	75,015	442,589
DR Horton Inc	410,129	59,288,248
Dream Finders Homes Inc Class A (b)(c)	44,839	629,988
Emerson Radio Corp (c)	5,384	2,546
Ethan Allen Interiors Inc	35,971	850,714
Flexsteel Industries Inc	5,879	467,616
Garmin Ltd	254,974	72,440,663
Gopro Inc Class A (b)(c)	218,208	191,194
Green Brick Partners Inc (c)	46,327	3,345,736
Hamilton Beach Brands Holding Co Class A	9,596	301,410
Helen of Troy Ltd (c)	35,654	1,073,185
Hooker Furnishings Corp	16,484	215,940
Hovnanian Enterprises Inc Class A (c)	7,231	897,584
Installed Building Products Inc (b)	34,808	8,452,427
KB Home (b)	97,761	5,210,661
Koss Corp (c)	7,407	25,480
La-Z-Boy Inc	63,218	2,000,218
Legacy Housing Corp (c)	13,716	385,831
Lennar Corp Class A	333,437	28,045,386
Lennar Corp Class B	15,968	1,313,528
LGI Homes Inc (c)	31,724	1,774,641
Lifetime Brands Inc	19,213	181,563
Live Ventures Inc (c)	1,384	12,968
Lovesac Co/The (c)	21,344	332,860
M/I Homes Inc (c)	40,281	5,994,216
Meritage Homes Corp	104,252	7,238,216
Mohawk Industries Inc (c)	79,972	10,256,409
Newell Brands Inc	660,281	4,126,756
NVR Inc (c)	4,193	26,479,759
PulteGroup Inc	296,212	37,417,500
Purple Innovation Inc Class A (c)	3,055	12,189
SharkNinja Inc (b)(c)	110,255	21,222,985
Smith Douglas Homes Corp Class A (b)(c)	13,708	165,593
Somnigroup International Inc	358,534	23,215,077
Sonos Inc (c)	184,165	2,872,974
Toll Brothers Inc	146,648	21,036,656
Traeger Inc (c)	1,735	97,247
Universal Electronics Inc	15,788	71,993
Whirlpool Corp (b)	100,940	4,122,390
XMAX Inc (b)(c)	98,590	884,352
Yunhong Green CTI Ltd (c)	1,867	5,340
		371,684,931
Leisure Products - 0.1%
Acushnet Holdings Corp	42,607	3,680,819
American Outdoor Brands Inc (c)	18,294	193,368
Brunswick Corp/DE	100,977	7,664,154
Callaway Golf Co (c)	212,009	3,330,661
Clarus Corp	52,819	196,487
Escalade Inc	12,186	245,670
Funko Inc Class A (c)	62,458	419,718
Hasbro Inc	209,070	19,673,487
JAKKS Pacific Inc	14,057	352,971
Johnson Outdoors Inc Class A	9,216	414,720
Latham Group Inc (c)	73,844	522,077
Malibu Boats Inc Class A (c)	30,402	819,638
MasterCraft Boat Holdings Inc (c)	23,280	541,958
Mattel Inc (c)	453,131	6,774,308
Newton Golf Company Inc (c)	5,368	6,334
Peloton Interactive Inc Class A (c)	647,112	3,468,520
Polaris Inc	84,033	5,423,490
Smith & Wesson Brands Inc	69,041	878,202
Sturm Ruger & Co Inc	24,414	927,000
Tron Inc (b)(c)	65,823	115,190
YETI Holdings Inc (c)	118,943	4,882,610
		60,531,382
Specialty Retail - 1.5%
1-800-Flowers.com Inc Class A (b)(c)	43,081	157,246
Abercrombie & Fitch Co Class A (c)	69,850	9,994,138
Academy Sports & Outdoors Inc	101,299	4,351,805
Advance Auto Parts Inc (b)	93,643	3,949,862
aka Brands Holding Corp (c)	874	9,141
America's Car-Mart Inc/TX (c)	11,974	27,540
American Eagle Outfitters Inc	241,907	4,022,913
Arhaus Inc Class A	84,717	737,885
Arko Corp	121,101	552,221
ARKO Petroleum Corp Class A	18,938	343,725
Asbury Automotive Group Inc (c)	28,872	6,103,541
AutoNation Inc (c)	39,111	7,871,089
AutoZone Inc (c)	25,597	76,566,770
BARK Inc (c)	10,867	115,516
Barnes & Noble Education Inc	34,881	422,060
Bath & Body Works Inc	315,042	6,064,559
Best Buy Co Inc	305,422	24,479,573
Bob's Discount Furniture Inc	30,632	515,537
Boot Barn Holdings Inc (c)	46,945	7,071,325
Brilliant Earth Group Inc Class A (c)	23,549	33,204
Buckle Inc/The	47,078	2,005,523
Build-A-Bear Workshop Inc (b)	18,141	549,128
Burlington Stores Inc (c)	97,926	25,437,258
Caleres Inc	52,927	644,651
Camping World Holdings Inc Class A	100,078	646,504
CarMax Inc (c)	220,174	13,503,271
Carparts Com Inc (c)	10,499	75,908
Carvana Co Class A (c)	1,113,495	81,797,343
Cato Corp/The Class A (c)	21,800	56,898
Chewy Inc Class A (c)	375,126	8,927,999
Children's Place Inc/The (b)(c)	13,021	32,422
Citi Trends Inc (c)	11,205	762,668
Designer Brands Inc Class A	57,940	316,932
Destination XL Group Inc (c)	67,938	41,578
Dick's Sporting Goods Inc	102,676	13,871,528
Digital Brands Group Inc (b)(c)	748	4,790
Duluth Holdings Inc Class B (c)	22,630	83,278
Envela Corp (c)	10,591	146,156
EVgo Inc Class A (b)(c)	221,699	297,077
Five Below Inc (c)	86,213	21,280,817
Floor & Decor Holdings Inc Class A (c)	167,058	8,398,006
GameStop Corp Class A (b)(c)	643,713	11,831,445
Gap Inc/The	346,433	7,728,920
Genesco Inc (c)	15,495	518,618
Grabagun Digital Holdings Inc (c)	30,417	71,176
Group 1 Automotive Inc	18,276	4,926,113
Grove Collaborative Holdings Inc Class A (b)(c)	36,174	35,382
GrowGeneration Corp (c)	80,715	129,951
Haverty Furniture Cos Inc (b)	16,376	446,574
Haverty Furniture Cos Inc Class A (b)	5,831	159,186
Home Depot Inc/The	1,548,729	507,719,828
J Jill Inc (b)	11,367	221,998
Lands' End Inc (c)	16,649	196,958
Leslie's Inc (c)	9,996	5,151
Lithia Motors Inc	35,366	12,990,639
Lowe's Cos Inc	870,709	178,234,132
Lulu's Fashion Lounge Holdings Inc (c)	1,817	24,130
MarineMax Inc (c)	30,236	1,577,714
Monro Inc (b)	47,557	592,560
Murphy USA Inc	26,196	13,501,156
National Vision Holdings Inc (c)	123,845	2,115,273
Neighborhood Intelligence Inc (b)(c)	116,452	457,656
NextBoat Inc (c)	4,981	10,907
O'Reilly Automotive Inc (c)	1,288,241	114,395,801
OneWater Marine Inc Class A (b)(c)	23,445	281,106
Outdoor Holding Co (c)	160,491	346,661
Penske Automotive Group Inc (b)	28,772	6,231,727
Petco Health & Wellness Co Inc Class A (c)	140,119	372,717
PetMed Express Inc (c)	28,931	54,680
RealReal Inc/The (c)	156,608	1,603,666
Rent the Runway Inc Class A (c)	38,115	135,689
Revolve Group Inc Class A (c)	64,141	1,425,213
RH (c)	24,022	3,582,881
RideNow Group Inc Class B (c)	37,207	210,592
Ross Stores Inc	500,758	114,443,233
Sally Beauty Holdings Inc (c)	147,071	2,409,023
Shoe Station Group Inc (b)	27,418	375,627
Signet Jewelers Ltd	62,234	5,120,614
Sonic Automotive Inc Class A	20,266	1,593,921
Sportsman's Warehouse Holdings Inc (c)	57,445	68,360
Stitch Fix Inc Class A (c)	189,392	600,373
Tandy Leather Factory Inc	6,249	16,372
ThredUp Inc Class A (c)	158,478	426,306
Tilly's Inc Class A (b)(c)	35,243	138,153
TJX Cos Inc/The	1,719,391	230,243,649
Torrid Holdings Inc (b)(c)	29,499	64,898
Tractor Supply Co	817,617	28,534,833
Ulta Beauty Inc (c)	67,894	36,465,867
Upbound Group Inc	81,949	1,499,667
Urban Outfitters Inc (c)	80,319	6,480,940
Valvoline Inc (c)	199,787	6,405,171
Victoria's Secret & Co (c)	123,845	10,577,601
Warby Parker Inc Class A (b)(c)	156,409	3,847,661
Wayfair Inc Class A (c)	173,143	17,187,906
Williams-Sonoma Inc	182,931	41,754,001
Winmark Corp (b)	4,576	1,522,527
Xcel Brands Inc (c)	4,127	3,837
Zumiez Inc (c)	20,821	372,696
		1,714,558,821
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd (c)	183,182	2,427,162
Carter's Inc (b)	57,269	1,854,943
Columbia Sportswear Co (b)	37,399	2,146,703
Crocs Inc (c)	77,420	9,319,820
Crown Crafts Inc	14,938	42,125
Culp Inc (c)	15,977	53,683
Deckers Outdoor Corp (c)	221,200	19,262,096
Figs Inc Class A (c)	246,376	3,779,408
Fossil Group Inc (c)	85,117	423,031
G-III Apparel Group Ltd	57,563	1,875,978
Kontoor Brands Inc	79,622	6,004,295
Lakeland Industries Inc (b)	16,187	188,255
Levi Strauss & Co Class A	142,915	2,966,915
Lululemon Athletica Inc (c)	163,060	19,609,596
Movado Group Inc	24,426	823,889
NIKE Inc Class B	1,863,531	72,789,521
Oxford Industries Inc	21,893	838,283
Playboy Inc (c)	103,669	122,329
PVH Corp	71,410	5,295,766
Ralph Lauren Corp Class A	60,267	20,906,622
Rocky Brands Inc	11,854	535,919
Smartbird Inc Class A (b)	7,663	18,813
Steven Madden Ltd	113,590	4,904,816
Superior Group of Cos Inc	16,682	199,350
Tapestry Inc	313,894	38,731,381
Under Armour Inc Class A (b)(c)	254,060	1,280,462
Under Armour Inc Class C (b)(c)	223,228	1,100,514
Unifi Inc (c)	25,647	189,531
Vera Bradley Inc (c)	32,102	109,147
VF Corp	513,539	6,901,964
Vince Holding Corp (c)	4,579	31,320
Wolverine World Wide Inc	126,921	2,504,151
		227,237,788
TOTAL CONSUMER DISCRETIONARY		10,491,922,602
Consumer Staples - 4.3%
Beverages - 0.9%
Amaze Holdings Inc (c)	3,264	545
Boston Beer Co Inc/The Class A (c)	11,632	2,068,286
Brown-Forman Corp Class A	110,757	3,017,021
Brown-Forman Corp Class B	238,383	6,333,836
Celsius Holdings Inc (b)(c)	247,745	7,791,580
Coca-Cola Co/The	6,021,918	533,963,469
Coca-Cola Consolidated Inc	87,805	17,172,024
Constellation Brands Inc Class A	216,601	28,292,423
IP Strategy Holdings Inc (c)	668	2,632
Keurig Dr Pepper Inc	2,115,024	67,384,665
MGP Ingredients Inc	21,349	354,607
Molson Coors Beverage Co Class B (b)	250,772	9,970,695
Monster Beverage Corp (c)	2,220,222	101,952,594
National Beverage Corp	36,265	1,147,062
PepsiCo Inc	2,125,260	298,258,988
Primo Brands Corp Class A	410,519	9,368,044
Reed's Inc (b)(c)	6,636	6,305
Vita Coco Co Inc/The (c)	68,185	4,003,482
Willamette Valley Vineyards Inc (c)	4,861	10,791
Zevia PBC Class A (c)	56,513	79,683
		1,091,178,732
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc Class A	551,454	6,810,457
Andersons Inc/The	52,481	3,404,442
BJ's Wholesale Club Holdings Inc (c)	199,173	18,055,032
Casey's General Stores Inc	57,436	43,203,934
Chefs' Warehouse Inc/The (c)	56,369	6,339,821
Costco Wholesale Corp	689,887	651,177,441
Dollar General Corp	342,324	43,389,567
Dollar Tree Inc (c)	282,453	35,755,725
Grocery Outlet Holding Corp (b)(c)	154,949	1,851,641
Healthy Choice Wellness Corp Class A (c)	148	1,245
HF Foods Group Inc (c)	59,894	107,210
Ingles Markets Inc Class A	20,899	1,709,538
Kroger Co/The	881,681	50,731,925
Mangoceuticals Inc (c)	14,438	5,632
Maplebear Inc (c)	256,850	12,976,062
Natural Grocers by Vitamin Cottage Inc (b)	16,196	443,285
Performance Food Group Co (c)	244,906	24,287,328
PriceSmart Inc	39,296	6,680,713
Reborn Coffee Inc (c)	3,685	4,717
Sprouts Farmers Market Inc (c)	146,765	12,040,601
Sysco Corp	743,826	60,309,412
Target Corp	706,124	113,601,229
United Natural Foods Inc (c)	94,124	4,128,279
US Foods Holding Corp (c)	341,992	35,854,441
Village Super Market Inc Class A (b)	14,298	618,817
Walmart Inc	6,817,560	714,957,518
Weis Markets Inc	15,905	1,130,050
Yesway Inc Class A (c)	23,248	579,108
		1,850,155,170
Food Products - 0.4%
Alico Inc	9,202	365,595
Arcadia Biosciences Inc (c)	1,716	891
Archer-Daniels-Midland Co	749,704	60,943,438
B&G Foods Inc (b)	132,514	459,824
Barfresh Food Group Inc (c)	11,477	14,461
Beyond Meat Inc (b)(c)	26,678	354,817
BranchOut Food Inc (c)	20,289	80,750
BRC Inc Class A (c)	15,396	123,784
Bridgford Foods Corp (c)	2,387	14,346
Buda Juice Inc	3,655	31,068
Bunge Global SA	211,158	24,538,671
Cal-Maine Foods Inc (b)	69,240	5,464,421
Campbell's Company/The (b)	303,069	7,176,674
Coffee Holding Co Inc	7,288	24,925
Conagra Brands Inc	745,961	11,950,295
Darling Ingredients Inc (c)	247,665	16,412,760
Del Monte Corp	50,787	1,608,932
Flowers Foods Inc (b)	331,094	2,291,170
Freshpet Inc (c)	76,186	5,322,354
General Mills Inc	832,159	34,284,951
Hain Celestial Group Inc (c)	134,295	100,103
Hershey Co/The	230,434	40,604,775
Hormel Foods Corp	456,122	9,966,266
Ingredion Inc	98,148	10,154,392
J & J Snack Foods Corp	23,313	2,055,740
JM Smucker Co	166,315	21,813,875
John B Sanfilippo & Son Inc	14,063	1,036,302
Kraft Heinz Co/The	1,328,454	34,101,414
Laird Superfood Inc (c)	12,580	52,459
Lamb Weston Holdings Inc	215,347	11,742,872
Lifeway Foods Inc (c)	9,506	247,441
Limoneira Co	24,569	338,069
Local Bounti Corp (c)	6,334	6,524
Mama's Creations Inc (c)	58,860	955,298
Marzetti Company/The	31,552	3,554,333
McCormick & Co Inc/MD	394,142	21,370,379
Mission Produce Inc (b)(c)	91,700	1,166,424
Mondelez International Inc	1,996,418	123,917,665
Once Upon a Farm PBC (b)(c)	17,700	306,564
Pilgrim's Pride Corp (c)	65,968	2,070,076
Post Holdings Inc (c)	61,810	5,152,482
Rocky Mountain Chocolate Factory Inc (c)	7,317	7,976
Sadot Group Inc (c)	76	1,082
Seaboard Corp	399	1,560,190
Seneca Foods Corp Class A (c)	7,934	1,573,233
Seneca Foods Corp Class B (c)	27	5,363
Simply Good Foods Co/The (c)	128,873	1,475,596
SOW GOOD INC (c)	29,784	97,989
SRX Global Inc (b)	17,650	29,652
Suja Life Inc Class A (b)	14,723	148,261
Tootsie Roll Industries Inc Class A	31,536	1,288,561
Tyson Foods Inc Class A	438,629	24,186,003
Utz Brands Inc Class A	123,504	1,753,757
Vital Farms Inc (b)(c)	56,347	601,786
Westrock Coffee Co (c)	58,782	457,912
		495,364,941
Household Products - 0.7%
Central Garden & Pet Co (c)	48,809	2,097,811
Central Garden & Pet Co Class A (c)	38,173	1,420,417
Church & Dwight Co Inc	369,157	36,834,485
Clorox Co/The (b)	188,950	18,456,636
Colgate-Palmolive Co	1,244,912	111,817,996
Energizer Holdings Inc (b)	94,238	2,052,504
Kimberly-Clark Corp (b)	515,929	55,694,536
Oil-Dri Corp of America	15,870	1,427,982
Procter & Gamble Co/The	3,621,667	525,576,315
Reynolds Consumer Products Inc	84,911	1,965,690
Spectrum Brands Holdings Inc	36,107	3,116,395
WD-40 Co	20,878	4,471,024
		764,931,791
Personal Care Products - 0.1%
AXIL Brands Inc (c)	5,552	36,865
BellRing Brands Inc (c)	180,509	1,944,082
Bonk Inc (b)(c)	6,914	8,504
Caring Brands Inc (c)	5,802	7,775
Coty Inc Class A (c)	572,054	1,630,354
Edgewell Personal Care Co	72,076	2,070,023
elf Beauty Inc (c)	92,378	10,073,821
Estee Lauder Cos Inc/The Class A	384,079	39,291,282
FitLife Brands Inc (c)	5,942	59,717
Herbalife Ltd (c)	160,661	1,765,664
Honest Co Inc/The (c)	152,492	872,254
Interparfums Inc (b)	28,491	3,345,698
Kenvue Inc	2,984,200	56,341,696
Lifevantage Corp (b)	15,967	101,071
Mannatech Inc (c)	1,681	12,036
Medifast Inc (b)(c)	15,150	183,921
Natural Alternatives International Inc (c)	5,665	11,953
Nature's Sunshine Products Inc (c)	22,424	317,300
Niagen Bioscience Inc (c)	85,062	266,244
Nu Skin Enterprises Inc Class A (b)	76,688	359,667
PMGC Holdings Inc (b)(c)	900	4,671
SkinHealth Systems Inc Class A (b)(c)	121,959	82,456
Synergy CHC Corp (b)(c)	5,823	613
United-Guardian Inc	5,228	37,851
Upexi Inc (b)(c)	79,273	86,408
USANA Health Sciences Inc (c)	16,281	232,167
		119,144,093
Tobacco - 0.6%
Altria Group Inc	2,596,885	177,834,685
Ispire Technology Inc (c)	30,151	44,321
Philip Morris International Inc	2,423,761	453,970,435
Turning Point Brands Inc	29,970	2,426,671
Universal Corp/VA	39,193	1,783,282
		636,059,394
TOTAL CONSUMER STAPLES		4,956,834,121
Energy - 3.6%
Energy Equipment & Services - 0.4%
Archrock Inc	272,869	8,600,831
Atlas Energy Solutions Inc (b)(c)	119,345	1,563,420
Baker Hughes Co Class A	1,542,856	98,048,499
Bristow Group Inc	40,008	1,815,963
Cactus Inc Class A	107,855	7,584,364
Core Laboratories Inc	70,760	879,547
Dawson Geophysical Co (b)(c)	9,109	30,879
DMC Global Inc (c)	26,102	184,541
Drilling Tools International Corp (c)	23,527	58,111
Energy Services of America Corp	21,259	247,667
Expro Ltd	156,562	2,836,903
Flowco Holdings Inc Class A (b)	53,806	1,180,504
Forum Energy Technologies Inc (c)	17,569	1,440,131
Geospace Technologies Corp (c)	19,779	104,235
Halliburton Co	1,298,853	47,862,733
Helix Energy Solutions Group Inc (c)	211,276	2,176,143
Helmerich & Payne Inc (b)	155,522	6,777,649
HMH Holding Inc Class A (b)(c)	18,353	353,479
Innovex International Inc (c)	59,344	1,820,080
KLX Energy Services Holdings Inc (c)	119,405	183,884
KLX Energy Services Holdings Inc rights 9/23/2026 (c)	22,863	3,196
Kodiak Gas Services Inc	152,732	8,976,060
Liberty Energy Inc Class A	255,767	5,041,168
Mammoth Energy Services Inc (c)	39,722	124,330
MIND Technology Inc (c)	13,852	60,255
Nabors Industries Ltd (c)	22,947	2,148,757
National Energy Services Reunited Corp (c)	93,397	3,279,169
Natural Gas Services Group Inc	16,660	586,432
NCS Multistage Holdings Inc (c)	1,253	66,848
Nine Energy Service Inc	21,295	226,579
Noble Corp PLC	196,231	8,993,267
NOV Inc	559,004	11,901,195
Oceaneering International Inc (c)	155,348	8,040,812
Oil States International Inc (c)	86,319	761,334
Patterson-UTI Energy Inc	537,542	6,794,531
ProFrac Holding Corp Class A (c)	33,054	168,575
ProPetro Holding Corp (c)	152,051	1,727,299
Ranger Energy Services Inc Class A	23,227	387,891
RPC Inc (b)	137,293	896,523
SEACOR Marine Holdings Inc (c)	31,477	300,605
Select Water Solutions Inc Class A	183,662	3,581,409
SLB Ltd	2,324,976	139,731,058
Smart Sand Inc	45,841	241,582
Solaris Energy Infrastructure Inc Class A (b)	85,176	4,324,386
TETRA Technologies Inc (c)	210,300	1,451,070
Tidewater Inc (c)	72,001	6,704,733
Transocean Ltd (b)(c)	1,572,159	9,134,244
Valaris Ltd (c)	100,668	8,694,695
Weatherford International PLC	111,503	10,901,648
		428,999,214
Oil, Gas & Consumable Fuels - 3.2%
Abundia Global Impact Group Inc (c)	7,084	7,580
Aemetis Inc (c)	102,711	192,070
American Resources Corp (b)	126,143	297,697
Amplify Energy Corp (c)	52,313	257,380
Antero Midstream Corp	517,712	11,607,103
Antero Resources Corp (c)	458,730	17,651,930
APA Corp	551,051	23,777,851
Barnwell Industries Inc (c)	5,920	5,670
Battalion Oil Corp (b)(c)	21,246	28,682
Big Sky Industrial Inc (c)	62,638	95,210
California Resources Corp	121,205	6,427,501
Calumet Inc (c)	99,994	4,972,702
Centrus Energy Corp Class A (b)(c)	29,441	5,046,187
Cheniere Energy Inc	325,730	95,012,184
Chevron Corp	2,911,246	600,124,250
Chord Energy Corp	87,695	12,900,811
Clean Energy Fuels Corp (c)	266,610	423,910
Clean Energy Technologies Inc (c)	6,116	6,482
CNX Resources Corp (c)	220,290	8,014,150
Comstock Inc (b)(c)	119,154	394,400
Comstock Resources Inc (b)(c)	123,132	1,776,795
ConocoPhillips	1,894,317	250,978,059
Core Natural Resources Inc	78,398	8,020,115
Crescent Energy Co Class A	380,030	5,202,611
CVR Energy Inc	46,677	1,953,899
Delek US Holdings Inc	95,849	7,125,415
Devon Energy Corp	1,791,694	86,915,076
Diamondback Energy Inc	301,654	60,475,594
Diversified Energy Co	90,511	1,347,709
Dorian LPG Ltd (b)	57,040	2,854,282
DT Midstream Inc	158,380	20,750,948
Eagle Nuclear Energy Corp (b)	23,776	166,194
Empire Petroleum Corp (b)(c)	33,708	106,517
EOG Resources Inc	828,169	120,051,378
EON Resources Inc Class A (c)	64,243	33,773
Epsilon Energy Ltd	39,118	243,705
EQT Corp	972,119	52,669,407
Evolution Petroleum Corp (b)	50,062	185,229
Excelerate Energy Inc Class A	36,793	1,457,739
Expand Energy Corp	372,638	36,578,146
ExxonMobil Holdings Corp	6,445,697	1,037,434,932
FutureFuel Corp	43,673	230,157
Gevo Inc (c)	369,775	613,827
Granite Ridge Resources Inc	100,651	506,275
Green Plains Inc (c)	108,820	1,572,449
Greenland Energy Co	54,300	74,663
Gulfport Energy Corp (c)	22,805	4,092,357
HF Sinclair Corp	238,846	24,269,142
HighPeak Energy Inc Class A (b)	36,698	300,557
Infinity Natural Resources Inc Class A (b)(c)	28,334	437,477
International Seaways Inc	63,121	6,226,255
Kinder Morgan Inc	3,045,707	98,193,594
Kinetik Holdings Inc Class A	81,266	4,455,815
Lightbridge Corp (b)(c)	52,416	394,692
Magnolia Oil & Gas Corp Class A	355,095	9,534,301
Marathon Petroleum Corp	453,908	169,452,935
Matador Resources Co	180,667	10,480,493
Mexco Energy Corp	1,277	12,962
Murphy Oil Corp	209,578	7,632,831
NACCO Industries Inc Class A	6,685	286,051
New Era Energy & Digital Inc (b)(c)	138,030	654,952
New Fortress Energy Inc Class A (b)(c)	186,219	54,004
NextDecade Corp (b)(c)	217,940	1,643,268
NextNRG Inc (c)	97,151	22,345
Northern Oil & Gas Inc	162,922	4,237,601
Occidental Petroleum Corp	1,128,712	67,925,888
ONEOK Inc	979,655	94,056,677
OPAL Fuels Inc Class A (b)(c)	33,804	67,270
Ovintiv Inc	429,276	28,181,969
Par Pacific Holdings Inc (c)	78,157	6,246,307
PBF Energy Inc Class A	131,105	9,569,354
Peabody Energy Corp	189,255	5,618,981
PEDEVCO Corp (b)(c)	2,175	29,602
Permian Resources Holdings Inc/DE Class A	1,225,839	28,549,790
Phillips 66	623,437	153,727,095
Prairie Operating Co (b)(c)	127,837	65,069
Presidio Production Co (b)	21,271	231,428
PrimeEnergy Resources Corp (b)(c)	992	209,391
Range Resources Corp	365,169	15,088,783
REX American Resources Corp (c)	43,566	1,789,691
Riley Exploration Permian Inc	15,738	614,254
Ring Energy Inc (c)	240,546	353,603
Sable Offshore Corp (b)(c)	202,327	977,239
SandRidge Energy Inc (b)	49,830	703,600
Sky Quarry Inc (b)(c)	3,024	8,074
SM Energy Co	355,226	13,207,303
Stabilis Solutions Inc (c)	6,035	36,210
Summit Midstream Corp Class A (c)	16,802	585,214
Talos Energy Inc (c)	191,395	3,303,478
Targa Resources Corp	333,724	97,998,053
Texas Pacific Land Corp (b)	90,092	33,725,039
Trio Petroleum Corp (b)(c)	5,240	9,642
Ur-Energy Inc (United States) (c)	567,105	805,289
Uranium Energy Corp (b)(c)	763,725	9,347,994
VAALCO Energy Inc (b)	162,172	963,302
Valero Energy Corp	461,660	165,699,007
Venture Global Inc Class A	805,518	11,792,784
Verde Clean Fuels Inc Class A (c)	4,996	6,495
Viper Energy Inc Class A	303,360	13,587,494
Vitesse Energy Inc (b)	48,586	849,769
W&T Offshore Inc (b)	153,594	569,834
Williams Cos Inc/The	1,901,718	142,723,936
World Kinect Corp	79,381	2,837,871
XCF Global Inc Class A (b)(c)	534	189
		3,741,013,244
TOTAL ENERGY		4,170,012,458
Financials - 12.6%
Banks - 3.7%
1st Source Corp	29,351	2,513,326
ACNB Corp (b)	15,763	1,024,437
Amalgamated Financial Corp	32,898	1,581,407
Amerant Bancorp Inc Class A	57,485	1,650,394
Ameris Bancorp	97,545	8,218,166
AmeriServ Financial Inc	23,740	114,664
Ames National Corp	13,378	421,273
Arrow Financial Corp	22,578	852,094
Associated Banc-Corp	253,525	7,760,400
Atlantic Union Bankshares Corp (b)	223,696	9,021,660
Auburn National BanCorp Inc	3,304	86,730
Avidbank Holdings Inc (c)	10,652	334,899
Avidia Bancorp Inc (b)	27,703	613,621
Axos Financial Inc (c)	89,072	8,621,279
Banc of California Inc	212,538	3,957,458
BancFirst Corp	32,168	3,513,389
Bancorp Inc/The (c)	64,535	4,194,775
Bank First Corp	15,614	2,352,405
Bank of America Corp	10,152,876	628,869,140
Bank of Hawaii Corp (b)	61,413	4,663,089
Bank of Marin Bancorp	25,440	676,195
Bank of the James Financial Group Inc	5,934	160,455
Bank OZK	159,605	7,833,413
Bank7 Corp	6,511	334,405
BankUnited Inc	112,635	5,136,156
Bankwell Financial Group Inc	10,949	719,787
Banner Corp	52,650	3,692,871
Bar Harbor Bankshares	25,602	1,004,366
BayCom Corp	16,525	492,941
Bayfirst Financial Corp (b)(c)	5,101	33,157
BCB Bancorp Inc	24,298	207,748
Beacon Financial Corp	130,292	4,045,567
Blue Ridge Bankshares Inc	66,933	261,039
Bogota Financial Corp (c)	5,037	46,416
BOK Financial Corp	34,129	4,644,274
Bridgewater Bancshares Inc (c)	32,478	684,311
Broadway Financial Corp/DE (c)	6,573	78,087
Burke & Herbert Financial Services Corp	25,933	1,849,282
Business First Bancshares Inc	50,332	1,561,299
BV Financial Inc (c)	10,675	226,737
Byline Bancorp Inc	53,591	2,032,171
C&F Financial Corp	4,662	424,289
California BanCorp	33,261	707,794
Camden National Corp	26,376	1,489,716
Capital Bancorp Inc	17,211	622,006
Capital City Bank Group Inc	21,588	1,089,762
Capitol Federal Financial Inc	182,350	1,570,034
Carter Bankshares Inc	34,001	1,062,191
Catalyst Bancorp Inc (c)	4,810	85,618
Cathay General Bancorp	105,211	6,439,965
CB Financial Services Inc (b)	6,916	258,451
Central BanCo Inc	51,644	1,658,031
Central Pacific Financial Corp	40,082	1,491,852
Central Plains Bancshares Inc (c)	4,979	104,459
CF Bankshares Inc Class A	6,893	238,222
Chain Bridge Bancorp Inc Class A (c)	4,981	228,329
Chemung Financial Corp	5,320	431,292
ChoiceOne Financial Services Inc	21,164	702,856
Citigroup Inc	2,651,923	349,046,106
Citizens & Northern Corp	27,565	698,497
Citizens Community Bancorp Inc/WI	14,062	292,911
Citizens Financial Group Inc	657,906	45,309,986
Citizens Financial Services Inc	7,369	592,025
City Holding Co	21,737	3,107,304
Civista Bancshares Inc	31,449	848,494
CNB Financial Corp/PA	49,877	1,686,840
Coastal Financial Corp/WA Class A (c)	20,337	958,076
CoastalSouth Bancshares Inc	11,290	309,459
Colony Bankcorp Inc	31,976	676,292
Columbia Banking System Inc	448,209	13,284,915
Columbia Financial Inc	231,185	2,686,370
Commerce Bancshares Inc/MO	211,898	12,228,634
Commercial Bancgroup Inc	10,600	358,068
Community Bancorp/VT (b)	7,582	306,919
Community Financial System Inc	82,386	5,169,722
Community Trust Bancorp Inc	25,565	1,946,263
Community West Bancshares	34,835	903,272
Connectone Bancorp Inc	77,204	2,427,294
Cullen/Frost Bankers Inc	97,604	15,701,555
Customers Bancorp Inc (c)	48,671	3,805,099
CVB Financial Corp	260,107	5,766,572
Dime Commercial Bancshares Inc	63,600	2,569,440
Eagle Bancorp Inc	42,343	1,155,540
Eagle Bancorp Montana Inc	11,215	250,655
Eagle Financial Services Inc	6,994	288,922
East West Bancorp Inc	213,116	27,035,896
Eastern Bankshares Inc (b)	330,400	7,255,584
ECB Bancorp Inc/MD (c)	10,548	218,344
Enterprise Financial Services Corp	58,515	3,699,903
Equity Bancshares Inc Class A	26,962	1,330,844
Esquire Financial Holdings Inc (b)	10,567	1,180,545
Farmers & Merchants Bancorp Inc/Archbold OH (b)	19,341	656,627
Farmers National Banc Corp	95,735	1,494,423
FB Bancorp Inc (c)	26,212	411,004
FB Financial Corp	62,032	3,533,343
Fidelity D&D Bancorp Inc	7,301	391,115
Fifth District Bancorp Inc (c)	7,491	136,861
Fifth Third Bancorp	1,410,093	75,820,701
Financial Institutions Inc	30,489	1,235,414
Finward Bancorp	5,650	243,120
Finwise Bancorp (c)	13,214	183,741
First Bancorp Inc/The	14,286	489,438
First Bancorp/Southern Pines NC	63,792	4,046,327
First Bank/Hamilton NJ	31,716	564,545
First Busey Corp	132,829	3,998,153
First Business Financial Services Inc	12,605	880,711
First Capital Inc	5,071	315,061
First Citizens BancShares Inc/NC Class A	14,506	31,396,786
First Commonwealth Financial Corp	162,374	3,361,142
First Community Bankshares Inc	29,261	1,418,866
First Community Corp/SC	13,923	460,851
First Financial Bancorp	160,663	5,242,434
First Financial Bankshares Inc	202,297	6,722,329
First Financial Corp	18,395	1,439,961
First Guaranty Bancshares Inc	9,705	82,395
First Hawaiian Inc	188,601	4,830,072
First Horizon Corp	736,255	17,905,722
First Internet Bancorp	12,399	338,989
First Interstate BancSystem Inc Class A	132,069	4,861,460
First Merchants Corp	96,018	3,981,866
First Mid Bancshares Inc	40,499	2,015,230
First National Corp/VA	11,753	359,054
First Northern Community Bancorp (c)	22,676	378,009
First Northwest Bancorp (c)	10,904	122,779
First Seacoast Bancorp Inc (c)	4,945	85,005
First United Corp	9,101	390,433
First US Bancshares Inc	7,920	129,888
First Western Financial Inc (c)	11,366	352,005
Firstsun Capital Bancorp (c)	41,012	1,640,890
Five Star Bancorp	26,013	1,191,916
Flagstar Financial Inc	465,085	6,190,281
FNB Corp/PA	549,423	10,015,981
Franklin Financial Services Corp	6,386	395,613
FS Bancorp Inc	9,563	404,515
Fulton Financial Corp	293,061	6,875,211
FVCBankcorp Inc	22,713	414,739
GBank Financial Holdings Inc (c)	13,717	268,442
German American Bancorp Inc	58,440	2,882,261
Glacier Bancorp Inc	200,240	9,273,114
Great Southern Bancorp Inc	12,370	968,200
Greene County Bancorp Inc	10,664	366,735
Hancock Whitney Corp	126,288	9,407,193
Hanmi Financial Corp	46,130	1,430,030
Hanover Bancorp Inc	6,472	172,932
Hawthorn Bancshares Inc	8,959	348,595
HBT Financial Inc (b)	25,587	907,827
Heritage Financial Corp Wash	64,122	1,831,966
Hilltop Holdings Inc	63,764	2,426,220
Hingham Institution For Savings The (b)	2,991	862,216
Home Bancorp Inc	10,352	709,008
Home BancShares Inc/AR	294,551	8,677,472
Home Federal Bancorp Inc of Louisiana	2,495	60,504
HomeTrust Bancshares Inc	20,026	930,007
Hope Bancorp Inc	199,057	2,744,996
Horizon Bancorp Inc/IN	78,052	1,515,770
Hoyne Bancorp Inc	11,905	196,671
Huntington Bancshares Inc/OH	3,150,649	52,568,579
Independent Bank Corp	74,934	6,083,142
Independent Bank Corp/MI	31,314	1,142,648
International Bancshares Corp	84,746	5,945,779
Investar Holding Corp	17,954	540,954
Isabella Bank Corp	10,674	408,174
John Marshall Bancorp Inc	18,955	432,932
JPMorgan Chase & Co	4,166,952	1,483,518,252
Kearny Financial Corp/MD	87,981	868,372
Kentucky First Federal Bancorp	3,895	22,202
KeyCorp	1,436,109	31,034,315
Lake Shore Bancorp Inc/MD	2,908	50,134
Lakeland Financial Corp	38,784	2,291,747
Landmark Bancorp Inc/Manhattan KS	7,201	228,848
LCNB Corp	20,819	402,431
Live Oak Bancshares Inc	55,460	2,184,569
M&T Bank Corp	228,205	53,386,278
Magyar Bancorp Inc	8,086	156,545
MainStreet Bancshares Inc	8,682	216,529
Marathon Bancorp Inc (c)	1,970	29,905
Mechanics Bancorp Class A	77,723	1,223,360
Mercantile Bank Corp	26,797	1,601,389
Meridian Corp	13,832	266,543
Metrocity Bankshares Inc (b)	33,532	1,167,584
Metropolitan Bank Holding Corp	17,195	1,560,962
Mid Penn Bancorp Inc	36,732	1,337,412
Midland States Bancorp Inc	32,300	1,059,117
MVB Financial Corp	18,013	545,254
National Bank Holdings Corp Class A	68,944	2,846,698
National Bankshares Inc VA	9,677	398,692
NB Bancorp Inc	58,772	1,312,379
NBT Bancorp Inc	80,671	4,148,103
Nicolet Bankshares Inc	30,321	5,134,558
Northeast Bank	11,218	1,415,151
Northeast Community Bancorp Inc	18,141	478,015
Northpointe Bancshares Inc	15,390	261,476
Northrim BanCorp Inc	33,959	868,332
Northwest Bancshares Inc	227,989	3,485,952
Norwood Financial Corp	15,331	523,707
NSTS Bancorp Inc (c)	5,809	81,268
Oak Valley Bancorp	10,166	341,476
OceanFirst Financial Corp	133,698	2,518,870
Ohio Valley Banc Corp	5,544	253,527
Old National Bancorp/IN	531,460	13,594,747
Old Second Bancorp Inc	79,307	1,989,020
OP Bancorp	17,952	269,460
OptimumBank Holdings Inc (c)	15,032	135,288
Orange County Bancorp Inc	15,698	595,739
Origin Bancorp Inc	47,587	2,528,297
Orrstown Financial Services Inc	30,577	1,275,061
Park National Corp	25,014	4,884,984
Parke Bancorp Inc	15,146	511,178
Pathfinder Bancorp Inc	3,645	57,263
Pathward Financial Inc	33,104	2,696,652
Patriot National Bancorp Inc (c)	119,333	126,493
PCB Bancorp	16,877	461,248
Peapack-Gladstone Financial Corp	24,277	1,083,725
Peoples Bancorp Inc/OH	58,598	2,307,003
Peoples Bancorp of North Carolina Inc	7,308	319,360
Peoples Financial Services Corp (b)	14,138	970,856
Pinnacle Financial Partners Inc	233,481	23,341,096
Pioneer Bancorp Inc/NY (c)	16,630	290,360
Plumas Bancorp	9,857	603,544
PNC Financial Services Group Inc/The	625,083	149,788,639
Ponce Financial Group Inc (c)	31,761	644,113
Preferred Bank/Los Angeles CA	17,190	1,760,772
Primis Financial Corp	31,223	496,446
Princeton Bancorp Inc	7,817	330,034
Prosperity Bancshares Inc	183,620	13,139,847
Provident Financial Holdings Inc	8,154	149,300
Provident Financial Services Inc	202,031	4,727,525
QCR Holdings Inc	25,388	2,525,344
RBB Bancorp	18,878	489,884
Red River Bancshares Inc (b)	7,186	718,887
Regions Financial Corp	1,327,639	39,669,853
Renasant Corp	143,211	5,858,762
Republic Bancorp Inc/KY Class A (b)	14,945	1,397,507
Rhinebeck Bancorp Inc (c)	9,133	115,030
Richmond Mutual BanCorp Inc	12,522	197,722
Riverview Bancorp Inc	30,756	159,931
S&T Bancorp Inc	56,676	2,804,328
SB Financial Group Inc	9,210	255,117
Seacoast Banking Corp of Florida	149,199	5,066,052
ServisFirst Bancshares Inc	156,047	6,716,263
Shore Bancshares Inc	47,864	1,098,957
Sierra Bancorp	17,912	709,673
Simmons First National Corp Class A	224,548	5,070,294
SmartFinancial Inc	22,689	1,146,929
Sound Financial Bancorp Inc	3,221	151,033
South Plains Financial Inc	23,571	1,027,696
Southern First Bancshares Inc (c)	14,207	871,599
Southern Missouri Bancorp Inc	14,032	1,032,615
Southside Bancshares Inc	44,128	1,392,680
SOUTHSTATE BANK CORP	151,853	15,927,861
SR Bancorp Inc	10,584	206,282
Sterling Bancorp Inc/MI (c)(d)	26,068	0
Stock Yards Bancorp Inc	42,318	3,352,009
Summit State Bank (c)	6,771	87,075
Texas Capital Bancshares Inc	67,509	6,560,525
Texas Community Bancshares Inc	3,841	67,256
TFS Financial Corp (b)	78,922	1,378,767
Third Coast Bancshares Inc (c)	24,281	1,082,933
Timberland Bancorp Inc/WA	11,166	509,058
Tompkins Financial Corp	19,670	1,910,350
Towne Bank/Portsmouth VA	135,002	5,000,474
TriCo Bancshares	49,187	2,625,602
Triumph Financial Inc (c)	35,095	2,500,519
Truist Financial Corp	1,938,956	96,133,438
TrustCo Bank Corp NY	27,356	1,551,632
Trustmark Corp	90,504	4,155,944
UMB Financial Corp	110,834	15,697,419
Union Bankshares Inc/Morrisville VT	6,109	144,020
United Bancorp Inc/OH	7,519	116,244
United Bankshares Inc/WV	217,262	10,239,558
United Community Banks Inc/GA	185,558	6,464,841
Unity Bancorp Inc	9,920	575,658
Univest Financial Corp	42,997	1,785,235
US Bancorp	2,416,124	148,784,916
USCB Financial Holdings Inc	14,496	322,391
Valley National Bancorp	737,946	10,065,583
Virginia National Bankshares Corp	7,257	335,999
WaFd Inc	114,588	4,097,667
Washington Trust Bancorp Inc	29,808	1,166,387
Wells Fargo & Co	4,758,864	411,118,262
WesBanco Inc	149,598	5,985,416
West BanCorp Inc	24,301	686,503
Westamerica BanCorp	37,261	2,163,001
Western Alliance Bancorp	158,847	12,410,716
Western New England Bancorp Inc	24,321	334,171
Winchester Bancorp Inc (c)	6,073	78,706
Wintrust Financial Corp	104,657	15,736,227
WSFS Financial Corp	80,338	6,222,178
Zions Bancorp NA	227,871	15,196,717
		4,305,845,567
Capital Markets - 3.2%
Acadian Asset Management Inc	40,991	3,861,352
Aether Holdings Inc (c)	2,564	7,795
Affiliated Managers Group Inc	40,993	15,093,213
AI Financial Corp (c)	195,296	107,413
AlTi Global Inc Class A (b)(c)	73,019	284,774
Ameriprise Financial Inc	139,825	77,338,606
Ares Management Corp Class A (b)	327,868	46,940,862
Artisan Partners Asset Management Inc Class A (b)	110,579	4,707,348
AtlasClear Holdings Inc (c)	199,525	37,451
Bakkt Inc Class A (b)(c)	51,654	396,186
Bank of New York Mellon Corp/The	1,067,460	172,159,949
Beneficient Class A (c)	20,690	42,828
BGC Group Inc Class A	574,026	6,894,052
Binah Capital Group Inc (c)	5,335	7,416
Bitgo Holdings Inc Class A (b)	18,004	128,188
Blackrock Inc	224,491	259,424,045
Blackstone Inc	1,155,228	165,474,859
Blue Owl Capital Inc Class A	1,002,447	12,269,951
BRC Group Holdings Inc (b)(c)	37,999	262,953
CaliberCos Inc Class A (c)	7,344	3,872
Carlyle Group Inc/The	404,682	19,582,562
Cboe Global Markets Inc	162,698	48,841,940
CGrowth Capital Inc (b)(c)	43,457	56
Charles Schwab Corp/The	2,542,103	279,173,751
CME Group Inc Class A	563,457	160,866,974
Cohen & Co Inc	2,147	24,025
Cohen & Steers Inc	43,253	3,489,220
Coinbase Global Inc Class A (c)	345,682	65,029,698
DigitalBridge Group Inc Class A	257,187	4,091,845
Dominari Holdings Inc	22,053	51,604
Donnelley Financial Solutions Inc (c)	38,902	1,878,967
Evercore Inc Class A	60,317	17,276,598
FactSet Research Systems Inc (b)	56,818	17,815,284
Federated Hermes Inc Class B	112,468	7,158,588
Fold Holdings Inc Class A (c)	19,094	9,539
Franklin Templeton Inc	475,896	16,251,848
Galaxy Digital Inc Class A (b)(c)	299,872	7,376,851
GCM Grosvenor Inc Class A	94,473	1,302,783
Gemini Space Station Inc Class A (b)(c)	29,642	133,389
Goldman Sachs Group Inc/The	458,682	470,561,865
Great Elm Group Inc (c)	28,899	63,578
Hamilton Lane Inc Class A	63,386	6,897,665
Hennessy Advisors Inc	7,412	75,009
Heritage Global Inc (c)	42,869	55,301
Houlihan Lokey Inc Class A	84,661	11,284,465
Innventure Inc (b)(c)	77,432	99,887
Interactive Brokers Group Inc Class A	692,243	67,348,321
Intercontinental Exchange Inc	879,324	141,307,367
Invesco Ltd	687,894	22,549,165
Jefferies Financial Group Inc	253,888	13,364,664
KKR & Co Inc Class A	1,075,044	117,953,828
Lazard Inc	173,080	7,482,248
LPL Financial Holdings Inc	124,318	46,014,443
MarketAxess Holdings Inc	55,561	9,035,885
MarketWise Inc Class A	2,948	53,064
Marygold Cos Inc/The (c)	33,560	34,902
Miami International Holdings Inc (c)	49,759	2,133,168
Moelis & Co Class A	115,215	7,842,685
Moody's Corp	233,657	117,912,668
Morgan Stanley	1,864,013	397,631,254
Morningstar Inc	34,451	7,542,702
MSCI Inc	113,175	64,582,182
Nasdaq Inc	694,786	68,512,847
Netcapital Inc (b)(c)	3,175	2,272
Northern Trust Corp	287,983	53,438,125
Oppenheimer Holdings Inc Class A	9,454	1,123,041
Perella Weinberg Partners Class A	110,354	1,835,187
Piper Sandler Cos	105,559	7,923,259
PJT Partners Inc Class A (b)	39,947	7,206,039
Procap Financial Inc (b)	111,746	241,371
Raymond James Financial Inc	269,904	48,088,796
Ridgepost Capital Inc Class A (b)	95,889	824,645
Robinhood Markets Inc Class A (c)	1,229,887	128,904,456
S&P Global Inc	471,437	205,471,102
SEI Investments Co	142,330	15,795,783
SHARPLINK INC (b)(c)	306,889	2,648,452
Siebert Financial Corp (c)	32,347	71,810
Silvercrest Asset Management Group Inc Class A	13,353	134,064
State Street Corp	430,321	82,354,833
StepStone Group Inc Class A	114,716	5,995,058
Stifel Financial Corp	238,201	19,241,877
StoneX Group Inc (c)	164,262	11,248,662
T Rowe Price Group Inc	333,194	37,077,828
TPG Inc Class A	211,825	11,463,969
Tradeweb Markets Inc Class A	180,177	19,405,063
Twenty One Capital Inc Class A (b)	537,843	3,291,599
US Global Investors Inc Class A	14,218	46,919
Value Line Inc	1,155	42,747
Victory Capital Holdings Inc Class A	71,877	8,482,205
Virtu Financial Inc Class A	127,567	8,373,498
Virtus Invt Partners Inc	9,877	1,634,644
Wealthfront Corp (c)	55,851	514,388
Westwood Holdings Group Inc	10,094	195,521
WisdomTree Inc (b)	195,157	4,695,477
		3,683,910,488
Consumer Finance - 0.6%
Ally Financial Inc	433,433	18,295,207
American Express Co	827,710	273,285,011
Atlanticus Holdings Corp (c)	8,577	775,961
Bread Financial Holdings Inc	63,309	6,613,891
Capital One Financial Corp	967,673	207,575,535
Consumer Portfolio Services Inc (c)	13,372	123,424
Credit Acceptance Corp (b)(c)	9,164	5,496,017
Dave Inc Class A (b)(c)	16,224	5,832,852
DeFi Development Corp (b)(c)	36,856	198,285
Encore Capital Group Inc (c)	33,207	3,221,411
Enova International Inc (c)	38,607	8,752,979
EZCORP Inc Class A (b)(c)	90,810	2,934,979
Figure Technology Solutions Inc Class A	50,960	1,869,722
FirstCash Holdings Inc	59,912	12,849,327
Green Dot Corp Class A (c)	80,278	1,066,895
Happen Inc (c)	178,902	3,145,097
Jefferson Capital Inc	26,263	546,533
Katapult Holdings Inc Class A (c)	5,709	30,886
Lendingtree Inc (c)	17,755	497,850
Medallion Financial Corp (b)	25,432	300,606
Navient Corp (b)	100,774	958,361
Nelnet Inc Class A	22,048	2,761,953
NerdWallet Inc Class A (c)	44,804	442,664
OneMain Holdings Inc	179,975	11,241,239
Oportun Financial Corp (c)	64,646	475,148
OppFi Inc Class A (b)(c)	53,008	367,345
PRA Group Inc (c)	59,083	1,111,942
PROG Holdings Inc	62,069	2,366,691
Regional Management Corp	13,221	424,262
SLM Corp	293,813	7,630,324
SoFi Technologies Inc Class A (b)(c)	1,987,927	35,544,135
Synchrony Financial	524,238	40,408,265
Upstart Holdings Inc (b)(c)	130,481	3,742,195
Vroom Inc (c)	1,700	15,810
World Acceptance Corp (b)(c)	4,158	764,282
		661,667,084
Financial Services - 3.3%
Acacia Research Corp (c)	51,362	228,047
Affirm Holdings Inc Class A (c)	459,662	34,221,836
Alerus Financial Corp	38,642	1,271,322
Apollo Global Management Inc	717,131	97,945,752
Beeline Holdings Inc (b)(c)	34,911	34,735
Berkshire Hathaway Inc Class B (c)	2,851,185	1,437,082,776
Better Home & Finance Holding Co Class A (b)(c)	16,224	224,540
BioKey Cayman Inc (d)	6,021	0
Block Inc Class A (c)	831,971	68,238,261
Cannae Holdings Inc	64,482	1,005,919
Cass Information Systems Inc	17,540	984,169
Chime Financial Inc Class A (c)	54,878	1,817,011
Coeptis Holdings Inc (d)	6,557	0
Corebridge Financial Inc	376,053	12,236,765
Corpay Inc (c)	101,600	41,076,880
Enact Holdings Inc (b)	43,567	2,099,929
Equitable Holdings Inc	438,448	21,979,398
Essent Group Ltd	143,783	9,713,979
Euronet Worldwide Inc (c)	54,992	3,822,494
Federal Agricultural Mortgage Corp Class A	279	42,966
Federal Agricultural Mortgage Corp Class C	14,813	3,257,379
Fidelity National Information Services Inc	802,478	32,717,028
Finance of America Cos Inc Class A (b)(c)	8,645	153,449
Fiserv Inc (c)	828,711	44,178,583
Flywire Corp (c)	171,050	3,231,135
Global Payments Inc	361,044	32,873,056
HA Sustainable Infrastructure Capital Inc	199,585	7,893,587
Halo Spin-Out SPV Inc Class A (c)(d)	1,956	0
Income Opportunity Realty Investors Inc (c)(d)	388	7,371
International Money Express Inc (c)	48,504	701,853
Jack Henry & Associates Inc	110,152	18,495,622
Jackson Financial Inc	108,590	14,489,164
loanDepot Inc Class A (c)	302,753	285,920
Marqeta Inc Class A (c)	142,525	2,340,261
Mastercard Inc Class A	1,254,802	739,467,367
Merchants Bancorp/IN (b)	45,813	2,411,596
MGIC Investment Corp	328,755	10,076,341
Mount Logan Capital Inc	14,556	46,725
NCR Atleos Corp (c)	114,154	5,241,952
NewtekOne Inc	42,161	497,078
NMI Holdings Inc (c)	118,866	5,271,707
Onity Group Inc (c)	10,091	345,516
Paymentus Holdings Inc Class A (c)	88,591	3,153,840
Payoneer Global Inc (c)	422,101	3,001,138
PayPal Holdings Inc	1,371,069	72,207,349
Paysign Inc (c)	55,786	695,094
PennyMac Financial Services Inc	45,489	3,325,701
Priority Technology Holdings Inc (b)(c)	42,392	225,102
Radian Group Inc	208,458	7,475,304
Remitly Global Inc (c)	268,064	7,168,031
Repay Holdings Corp Class A (c)	107,075	384,399
Rocket Cos Inc Class A (c)	1,531,051	20,531,394
RTB Digital Inc (b)(c)	20,448	275,435
Security National Financial Corp Class A	28,141	244,827
Sezzle Inc (b)(c)	26,145	3,151,780
Shift4 Payments Inc Class A (b)(c)	91,095	3,851,497
Sui Group Holdings Ltd (c)	51,651	50,618
Toast Inc Class A (c)	732,663	24,976,482
Usio Inc (c)	28,452	79,097
UWM Holdings Corp Class A (b)	495,097	717,891
Velocity Financial Inc (c)	14,189	254,693
Visa Inc Class A	2,580,965	979,140,692
Voya Financial Inc	140,784	14,264,235
Walker & Dunlop Inc	53,247	2,158,101
Waterstone Financial Inc	22,824	478,391
Western Union Co/The (b)	493,178	3,531,154
WEX Inc (c)	53,815	10,256,063
XBP Global Holdings Inc Class A (c)	17,896	51,451
		3,819,659,228
Insurance - 1.7%
Abacus Global Management Inc Class A (b)	49,307	473,347
AFLAC Inc	713,400	82,647,390
Allstate Corp/The	400,074	103,139,077
American Coastal Insurance Corp	37,474	354,879
American Financial Group Inc/OH	107,388	15,308,159
American Integrity Insurance Group Inc	10,412	270,712
American International Group Inc	825,054	63,001,123
Amerisafe Inc	30,219	786,903
Aon PLC	331,946	106,727,278
Arch Capital Group Ltd (c)	541,607	53,115,398
Arthur J Gallagher & Co	399,403	104,703,496
Assurant Inc	76,817	21,651,640
Assured Guaranty Ltd	66,023	4,931,918
Ategrity Specialty Holdings LLC (c)	10,326	271,264
Atlantic American Corp (c)	6,259	8,700
Axis Capital Holdings Ltd	114,744	11,334,412
Baldwin Insurance Group Inc/The Class A (c)	124,025	3,826,171
Bowhead Specialty Holdings Inc (c)	26,213	878,660
Brighthouse Financial Inc (c)	88,724	4,704,146
Brown & Brown Inc	452,259	32,639,532
Chubb Ltd	560,928	189,930,221
Cincinnati Financial Corp	240,861	40,922,284
Citizens Inc/TX Class A (c)	69,477	261,234
CNA Financial Corp	33,792	1,641,277
CNO Financial Group Inc	144,944	7,941,482
Crawford & Co Class A	23,572	309,265
Crawford & Co Class B	10,934	130,770
Donegal Group Inc Class A	27,497	525,743
eHealth Inc (c)	44,658	50,464
Employers Holdings Inc	28,809	1,414,234
Erie Indemnity Co Class A (b)	39,640	10,130,398
Ethos Technologies Inc Class A (c)	17,027	618,591
Everest Group Ltd	61,457	23,024,865
F&G Annuities & Life Inc (b)	57,707	1,373,427
FG Nexus Inc (b)(c)	10,194	83,081
FG Nexus Inc rights (b)(c)(d)	1,196	0
Fidelity National Financial Inc	393,384	18,272,687
First American Financial Corp	158,644	11,726,964
Genworth Financial Inc Class A (c)	594,432	5,908,654
Globe Life Inc	120,429	20,794,475
Goosehead Insurance Inc Class A (b)(c)	36,819	2,527,624
Greenlight Capital Re Ltd Class A (c)	38,989	591,073
Hagerty Inc Class A (c)	59,802	795,367
Hanover Insurance Group Inc/The	54,125	12,238,204
Hartford Insurance Group Inc/The	426,457	58,586,663
HCI Group Inc	16,320	3,031,114
Health In Tech Inc Class A (c)	29,751	28,561
Heritage Insurance Holdings Inc (c)	34,769	1,168,934
Hippo Holdings Inc (c)	33,501	1,101,178
Horace Mann Educators Corp	64,613	3,288,156
Investors Title Co	2,410	709,504
James River Group Holdings Inc	70,914	284,365
Kemper Corp	91,145	2,568,466
Kingstone Cos Inc	18,832	370,049
Kinsale Capital Group Inc (b)	33,914	12,680,445
Lemonade Inc (c)	101,469	5,299,726
Lincoln National Corp	265,237	11,296,444
Loews Corp	262,986	28,478,754
Markel Group Inc (c)	19,485	35,129,701
Marsh & McLennan Cos Inc	749,139	142,186,582
MBIA Inc (c)	69,521	335,786
Mercury General Corp	41,255	4,206,360
MetLife Inc	840,434	79,984,104
Neptune Insurance Holdings Inc Class A	42,007	1,399,253
NI Holdings Inc (c)	12,015	180,225
Octave Specialty Group Inc (c)	68,673	299,414
Old Republic International Corp	349,017	14,564,479
Oscar Health Inc Class A (c)	344,371	10,317,355
Palomar Hldgs Inc	41,135	5,453,267
Porch Group Inc (c)	158,788	2,697,808
Presurance Holdings Inc (c)	411	2,778
Primerica Inc	48,421	13,928,301
Principal Financial Group Inc	305,935	33,701,800
Progressive Corp/The	908,569	198,140,728
Prudential Financial Inc	539,821	63,482,950
Reinsurance Group of America Inc	101,829	25,054,007
RLI Corp	144,216	9,153,390
Root Inc/OH Class A (c)	21,973	1,219,282
Ryan Specialty Holdings Inc Class A (b)	178,114	7,512,849
Safety Insurance Group Inc	22,840	2,369,422
Selective Insurance Group Inc	92,943	8,484,766
Selectquote Inc (c)	226,072	126,600
SiriusPoint Ltd (c)	162,213	3,923,932
Skyward Specialty Insurance Group Inc (c)	58,306	3,347,347
Slide Insurance Holdings Inc	33,618	781,619
Stewart Information Services Corp	47,143	3,236,367
Tiptree Inc Class A	35,562	658,608
Travelers Companies Inc/The	330,304	120,868,143
Trupanion Inc (c)	52,848	1,540,519
TWFG Inc Class A (c)	21,615	623,160
United Fire Group Inc	34,447	1,855,660
Universal Insurance Holdings Inc	38,920	1,672,782
Unum Group	228,146	21,267,770
W R Berkley Corp	458,082	30,948,020
White Mountains Insurance Group Ltd	3,814	8,017,066
Willis Towers Watson PLC	146,909	49,736,042
		1,999,287,190
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (c)	8,678	120,885
Adamas Trust Inc	128,257	1,249,223
AGNC Investment Corp (b)	1,779,267	19,091,535
Angel Oak Mortgage REIT Inc (b)	22,957	190,543
Annaly Capital Management Inc	1,135,688	26,029,969
Arbor Realty Trust Inc (b)	297,284	1,489,393
Ares Commercial Real Estate Corp	83,891	383,382
ARMOUR Residential REIT Inc (b)	191,371	3,104,038
Blackstone Mortgage Trust Inc Class A	244,405	3,397,230
Brightspire Capital Inc Class A	199,482	947,540
Cherry Hill Mortgage Investment Corp	57,229	168,253
Chimera Investment Corp	130,191	1,491,989
Claros Mortgage Trust Inc (c)	195,861	311,419
Dynex Capital Inc	335,986	4,330,860
Ellington Financial Inc (b)	202,943	2,715,377
Franklin BSP Realty Trust Inc (b)	125,396	1,049,565
Granite Point Mortgage Trust Inc	75,646	80,185
Invesco Mortgage Capital Inc (b)	147,245	1,076,361
KKR Real Estate Finance Trust Inc (b)	83,033	632,711
Ladder Capital Corp Class A	183,414	1,797,457
Lument Finance Trust Inc	65,003	47,191
Manhattan Bridge Capital Inc	14,341	57,363
MFA Financial Inc	157,428	1,388,515
Nexpoint Real Estate Finance Inc	13,385	230,624
Orchid Island Capital Inc (b)	317,298	2,090,994
Pennymac Mortgage Investment Trust	134,315	1,251,816
Ready Capital Corp (b)	237,098	419,663
Redwood Trust Inc	194,627	899,177
Rithm Capital Corp	870,033	8,726,431
Rithm Property Trust Inc	11,684	148,387
Sachem Capital Corp	71,724	64,551
Seven Hills Realty Trust (b)	38,182	289,038
Starwood Property Trust Inc	542,916	8,523,781
Sunrise Realty Trust Inc	15,989	119,758
TPG Mortgage Investment Trust Inc	48,027	323,222
TPG RE Finance Trust Inc	119,860	926,518
		95,164,944
TOTAL FINANCIALS		14,565,534,501
Health Care - 9.9%
Biotechnology - 2.4%
4D Molecular Therapeutics Inc (c)	62,549	882,566
AbbVie Inc	2,747,857	704,605,492
Abeona Therapeutics Inc (b)(c)	84,601	494,916
Absci Corp (b)(c)	213,318	1,928,395
ABVC BioPharma Inc (c)	35,530	30,467
ACADIA Pharmaceuticals Inc (c)	198,616	5,741,989
Achieve Life Sciences Inc (b)(c)	128,358	1,019,163
Acrivon Therapeutics Inc (c)	42,536	88,900
Actinium Pharmaceuticals Inc (c)	44,530	45,421
Actuate Therapeutics Inc (c)	12,252	18,623
Acumen Pharmaceuticals Inc (c)	66,597	189,801
Acurx Pharmaceuticals Inc (c)	2,978	4,318
Adicet Bio Inc (c)	12,361	107,541
ADMA Biologics Inc (c)	365,390	3,431,012
Adverum Biotechnologies Inc rights (c)(d)	23,608	0
AEON Biopharma Inc Class A (c)	11,192	3,312
Agenus Inc (b)(c)	64,381	489,939
Agios Pharmaceuticals Inc (c)	92,608	3,119,037
AIM ImmunoTech Inc	682	154
AIxCrypto Holdings Inc (b)(c)	32,543	26,474
Akebia Therapeutics Inc (c)	412,566	379,066
Aktis Oncology Inc (b)	29,110	754,240
Alaunos Therapeutics Inc (c)	2,317	3,939
Aldeyra Therapeutics Inc (c)	72,731	107,642
Alector Inc (c)	145,263	328,294
Aligos Therapeutics Inc Class A (b)(c)	6,141	35,986
Alkermes PLC (c)	259,321	12,185,494
Allarity Therapeutics Inc (c)	21,595	30,449
Allogene Therapeutics Inc (c)	431,385	862,770
Alnylam Pharmaceuticals Inc (c)	207,610	49,969,651
Altimmune Inc (b)(c)	303,901	945,132
ALX Oncology Holdings Inc (c)	167,314	322,916
Alzamend Neuro Inc (b)(c)	4,644	7,384
Amgen Inc	839,459	360,866,635
AnaptysBio Inc (c)	32,148	1,833,400
Anavex Life Sciences Corp (c)	140,123	392,344
Anika Therapeutics Inc (c)	21,596	450,709
Anixa Biosciences Inc (b)(c)	46,645	156,261
Annexon Inc (c)	236,926	1,170,414
Annovis Bio Inc (c)	45,692	78,590
Apimeds Pharmaceuticals US Inc (c)	832	3,228
Apogee Therapeutics Inc (c)	87,073	11,761,821
Aptevo Therapeutics Inc (b)(c)	1,548	3,777
AquaBounty Technologies Inc (c)	7,096	9,047
Arbutus Biopharma Corp (b)(c)	242,664	1,232,733
Arcturus Therapeutics Holdings Inc (b)(c)	40,904	603,743
Arcus Biosciences Inc (c)	135,051	3,954,293
Arcutis Biotherapeutics Inc (c)	177,327	4,250,528
Ardelyx Inc (c)	382,473	1,445,748
Armata Pharmaceuticals Inc (c)	16,271	89,653
ArriVent Biopharma Inc (c)	54,197	1,628,620
Arrowhead Pharmaceuticals Inc (c)	218,961	18,040,197
ARS Pharmaceuticals Inc (b)(c)	99,171	595,026
Assembly Biosciences Inc (c)	18,019	605,979
Atara Biotherapeutics Inc (c)	11,175	99,458
Atossa Therapeutics Inc (c)	12,643	31,608
Atrium Therapeutics Inc	24,272	323,303
aTyr Pharma Inc (c)	145,359	77,287
Aura Biosciences Inc (c)	150,024	1,077,172
Avalo Therapeutics Inc (c)	72,165	1,395,671
Avita Medical Inc (b)(c)	48,069	485,497
Beam Therapeutics Inc (c)	154,748	4,554,234
Beyondspring Inc (b)(c)	42,932	26,639
Bicara Therapeutics Inc (c)	66,008	1,526,105
bioAffinity Technologies Inc (b)(c)	434	1,979
BioAtla Inc (c)	1,456	2,461
BioCardia Inc (b)(c)	10,526	12,000
BioCryst Pharmaceuticals Inc (c)	382,225	3,707,583
Biogen Inc (c)	229,803	49,786,820
Biohaven Ltd (c)	201,591	3,078,295
BioMarin Pharmaceutical Inc (c)	300,780	19,619,879
Biomea Fusion Inc (c)	82,413	138,454
BioRestorative Therapies Inc (c)	8,558	1,732
BioVie Inc (b)(c)	10,898	24,847
Bioxcel Therapeutics Inc (b)(c)	29,546	4,810
Black Diamond Therapeutics Inc (b)(c)	67,272	141,271
Bolt Biotherapeutics Inc (c)	1,699	6,949
Boundless Bio Inc (c)	18,979	53,331
Bridgebio Pharma Inc (c)	267,715	20,504,292
C4 Therapeutics Inc (b)(c)	139,517	517,608
Cabaletta Bio Inc (b)(c)	251,097	780,912
Calidi Biotherapeutics Inc (c)	291	390
CAMP4 Therapeutics Corp (b)(c)	48,260	191,110
Candel Therapeutics Inc (c)	87,958	1,149,611
Canton Strategic Holdings Inc (b)(c)	114,897	261,965
Capricor Therapeutics Inc (b)(c)	79,835	791,165
Cardiff Oncology Inc (b)(c)	100,743	100,098
Cardio Diagnostics Holdings Inc (c)	2,826	5,285
CareDx Inc (c)	80,267	4,022,179
Caribou Biosciences Inc (c)	140,761	216,772
Carisma Therapeutics Inc rights (c)(d)	236,808	1
Cartesian Therapeutics Inc (c)	22,424	208,095
Cartesian Therapeutics Inc rights (c)(d)	145,588	43,676
CEL-SCI Corp (c)	12,164	19,706
Celcuity Inc (b)(c)	59,612	5,309,045
Celldex Therapeutics Inc (c)	122,173	4,841,716
Cellectar Biosciences Inc (c)	10,495	26,342
Celularity Inc Class A (b)(c)	21,176	39,176
Century Therapeutics Inc (b)(c)	168,417	345,255
Cerenome Inc (c)	12,902	36,384
CervoMed Inc (b)(c)	8,992	23,649
CG oncology Inc (c)	116,756	8,775,381
Chinook Therapeutics Inc rights (c)(d)	8,006	0
Cibus Inc Class A (b)(c)	77,862	126,136
Citius Oncology Inc Class A (c)	23,392	17,853
Clene Inc (b)(c)	15,872	67,932
Climb Bio Inc (c)	40,131	550,999
Cogent Biosciences Inc (c)	265,680	9,298,800
Coherus Oncology Inc (c)	237,372	320,452
Compass Therapeutics Inc (c)	239,619	572,689
Corbus Pharmaceuticals Holdings Inc (c)	25,951	283,125
Corvus Pharmaceuticals Inc (b)(c)	114,785	1,611,581
Coya Therapeutics Inc (c)	32,363	147,575
Creative Medical Technology Holdings Inc (c)	3,969	4,485
Crescent Biopharma Inc (c)	12,292	204,047
Cue Biopharma Inc (c)	6,340	161,797
Cullinan Therapeutics Inc (c)	82,984	1,831,457
Curis Inc (b)(c)	2,793	4,162
Cyclerion Therapeutics Inc (b)(c)	3,367	12,391
Cypherpunk Technologies Inc (c)	155,831	284,392
Cyteir Therapeutics Inc (c)(d)	28,186	0
Cytokinetics Inc (c)	210,934	14,957,330
CytomX Therapeutics Inc (c)	280,528	942,574
Damora Therapeutics Inc (c)	28,645	807,216
Day One Biopharmaceuticals Inc rights (c)(d)	4,661	0
Decoy Therapeutics Inc (c)	477	1,455
Denali Therapeutics Inc (c)	234,593	5,573,930
Dermata Therapeutics Inc (b)(c)	1,106	1,427
Design Therapeutics Inc (c)	50,475	761,668
DiaMedica Therapeutics Inc (c)	48,087	305,352
Dianthus Therapeutics Inc (b)(c)	62,368	6,586,685
Dianthus Therapeutics Inc rights (c)(d)	47,835	0
Disc Medicine Inc (c)	49,959	3,929,275
Dogwood Therapeutics Inc (c)	13,059	33,692
Dogwood Therapeutics Inc (CVR) (b)(c)(d)	1,051	0
Dyadic International Inc (c)	37,558	20,848
Dyne Therapeutics Inc (c)	257,032	6,536,324
Edesa Biotech Inc (c)	11,492	54,415
Editas Medicine Inc (c)	157,673	482,479
Eikon Therapeutics Inc (c)	32,033	335,065
Eledon Pharmaceuticals Inc (b)(c)	119,103	354,927
Elicio Therapeutics Inc (b)(c)	18,215	49,181
Elutia Inc (c)	36,714	31,725
Emergent BioSolutions Inc (b)(c)	79,495	484,920
Enanta Pharmaceuticals Inc (c)	41,001	546,543
Entrada Therapeutics Inc (c)	37,237	262,521
Equillium Inc (b)(c)	51,590	117,109
Erasca Inc (c)	422,624	7,556,517
Ernexa Therapeutics Inc (c)	1,602	7,321
Estrella Immunopharma Inc (c)	26,163	18,968
Evommune Inc	17,018	215,448
Exagen Inc (b)(c)	28,599	209,917
Exelixis Inc (c)	390,988	21,363,584
Exicure Inc (c)	3,639	4,767
eXoZymes Inc (c)	2,944	21,256
Faeth Therapeutics Inc (b)(c)	1,253	41,061
Fate Therapeutics Inc (c)	162,274	387,835
Fibrobiologics Inc (b)(c)	2,571	4,422
First Tracks Biotherapeutics Inc	41,780	1,748,075
Foghorn Therapeutics Inc (c)	56,529	324,476
Fortress Biotech Inc (c)	41,182	112,633
Forum Markets Inc (b)(c)	20,910	118,560
Gain Therapeutics Inc (b)(c)	66,994	120,589
Galectin Therapeutics Inc (b)(c)	82,199	324,686
Genelux Corp (b)(c)	63,950	167,229
Generate Biomedicines Inc (b)	39,607	604,799
Genprex Inc (c)	70	260
GeoVax Labs Inc (b)(c)	856	541
Geron Corp (c)	835,614	1,245,065
Gilead Sciences Inc	1,931,240	282,617,662
Gossamer Bio Inc (b)(c)	300,421	51,072
GRAIL Inc (c)	50,610	4,016,916
Greenland Mines Ltd (b)(c)	3,184	15,442
Greenwich Lifesciences Inc (b)(c)	9,629	143,954
GRI Bio Inc (c)	872	1,674
GridAI Technologies Corp (b)(c)	9,781	36,385
GT Biopharma Inc (c)	61,939	17,715
Gyre Therapeutics Inc (b)(c)	31,953	209,932
Gyre Therapeutics Inc rights (c)(d)	34,507	0
Halozyme Therapeutics Inc (c)	184,970	19,697,455
HCW Biologics Inc (b)(c)	2,197	7,887
Hemab Therapeutics Holdings Inc (b)	27,416	1,253,734
Heron Therapeutics Inc (b)(c)	273,188	86,874
HilleVax Inc rights (c)(d)	43,802	0
Humacyte Inc Class A (b)(c)	282,827	170,092
Hyperliquid Strategies Inc	208,650	2,555,963
iBio Inc (c)	75,296	95,626
Ideaya Biosciences Inc (c)	145,354	5,828,695
Immix Biopharma Inc (b)(c)	92,004	1,290,816
ImmuCell Corp (c)	9,447	92,486
Immuneering Corp (b)(c)	83,930	418,811
Immunic Inc (b)(c)	21,402	338,152
ImmunityBio Inc (b)(c)	504,591	4,011,498
Immunome Inc (c)	166,032	4,550,937
Immunovant Inc (c)	120,315	4,911,258
Imunon Inc (b)(c)	4,744	7,733
IN8bio Inc (c)	12,227	13,450
Incyte Corp (c)	261,171	32,181,491
Indaptus Therapeutics Inc (c)	3,929	4,499
Inhibikase Therapeutics Inc (c)	128,735	297,378
Inhibrx Biosciences Inc (c)	15,061	1,908,229
Inmune Bio Inc (c)	26,591	61,159
Inovio Pharmaceuticals Inc (b)(c)	115,786	147,048
Insight Molecular Diagnostics Inc (c)	36,125	141,610
Insmed Inc (c)	336,998	41,053,096
Instil Bio Inc (c)	5,377	40,919
Intellia Therapeutics Inc (b)(c)	217,857	2,773,320
Intensity Therapeutics Inc (b)(c)	3,245	13,661
Invivyd Inc (c)	339,116	323,822
Ionis Pharmaceuticals Inc (c)	256,882	15,505,398
Iovance Biotherapeutics Inc (b)(c)	587,228	4,797,653
Ironwood Pharmaceuticals Inc Class A (c)	224,156	952,663
Jade Biosciences Inc (c)	66,371	1,417,685
Janux Therapeutics Inc (c)	75,182	1,369,816
Jasper Therapeutics Inc Class A (b)(c)	34,109	24,265
Kailera Therapeutics Inc (c)	65,223	1,004,434
Kairos Pharma Ltd (c)	7,599	1,824
KALA BIO Inc (c)	25,488	17,434
Kalaris Therapeutics Inc (c)	17,948	72,510
Karyopharm Therapeutics Inc (b)(c)	34,891	71,875
Keros Therapeutics Inc (c)	29,806	330,250
Kineta Inc rights (c)(d)	24,450	0
Kodiak Sciences Inc (c)	63,956	2,388,757
Korro Bio Inc (c)	18,083	225,857
Korro Bio Inc rights (c)(d)	44,231	0
Krystal Biotech Inc (c)	40,756	14,646,076
Kura Oncology Inc (c)	138,725	1,754,871
Kymera Therapeutics Inc (c)	98,524	11,705,636
Kyntra Bio Inc (c)	5,744	44,688
Kyverna Therapeutics Inc (c)	57,782	489,702
Lantern Pharma Inc (c)	17,477	35,478
Larimar Therapeutics Inc (c)	93,681	357,861
Lexeo Therapeutics Inc (c)	96,670	460,149
Liminatus Pharma Inc (b)(c)	124	479
Lineage Cell Therapeutics Inc (c)	369,560	406,516
Lisata Therapeutics Inc (c)	10,373	15,456
Lite Strategy Inc (c)	49,681	48,961
Longeveron Inc (c)	2,039	14,069
Lunai Bioworks Inc (c)	1,754	3,947
Lyell Immunopharma Inc (c)	21,467	307,407
MacroGenics Inc (c)	88,561	353,358
Madrigal Pharmaceuticals Inc (c)	29,372	15,861,761
MAIA Biotechnology Inc (c)	84,728	110,994
MannKind Corp (c)	478,473	1,918,677
MapLight Therapeutics Inc	30,278	392,706
Marker Therapeutics Inc (c)	19,388	25,786
Matinas BioPharma Holdings Inc (c)	6,123	1,211
MediciNova Inc (c)	68,406	97,821
MediPacific Inc Class A rights (c)(d)	30,820	0
Merrimack Pharmaceuticals Inc (c)(d)	19,085	0
Metagenomi Therapeutics Inc (c)	36,088	42,584
MetaVia Inc (c)	6,794	11,686
MetaVia Inc rights (c)(d)	159	0
MiMedx Group Inc (c)	184,170	836,132
Mineralys Therapeutics Inc (c)	98,815	2,536,581
Minerva Neurosciences Inc (c)	70,817	322,926
MiNK Therapeutics Inc (b)(c)	2,891	32,061
Mirum Pharmaceuticals Inc (c)	74,878	7,341,788
Moderna Inc (c)	549,094	77,059,852
Moleculin Biotech Inc (c)	7,991	5,152
Monopar Therapeutics Inc (c)	6,136	686,802
Monte Rosa Therapeutics Inc (c)	105,649	1,472,747
Mustang Bio Inc (c)	4,184	2,250
Myriad Genetics Inc (c)	147,517	475,005
NanoViricides Inc (c)	35,287	44,109
Natera Inc (c)	222,718	71,706,287
NeuBase Therapeutics Inc (c)(d)	1,425	0
Neuphoria Therapeutics Inc (c)	8,036	30,215
Neurocrine Biosciences Inc (c)	156,316	24,077,353
Neurogene Inc (c)	17,115	620,248
Neurogene Inc rights (b)(c)(d)	7,393	0
NextCure Inc (b)(c)	3,997	25,541
Nkarta Inc (c)	86,019	233,111
Nomad Power Solutions Inc (c)	19,578	81,053
Novavax Inc (b)(c)	255,337	2,392,508
Nurix Therapeutics Inc (c)	150,954	3,891,594
Nuvectis Pharma Inc (c)	27,063	615,142
Ocugen Inc (b)(c)	517,849	688,739
Odyssey Therapeutics Inc (b)(c)	24,039	589,436
Olema Pharmaceuticals Inc (c)	88,079	918,664
OmniAb Operations Inc $12.5 earnout shares (c)(d)	7,074	2,688
OmniAb Operations Inc $15 earnout shares (c)(d)	7,074	1,839
Oncternal Therapeutics Inc (c)(d)	3,304	0
Oncternal Therapeutics Inc rights (c)(d)	780	0
OnKure Therapeutics Inc Class A (c)	51,534	187,068
Opus Genetics Inc (c)	86,084	311,624
Opus Genetics Inc rights (c)(d)	259	0
Organogenesis Holdings Inc Class A (c)	114,216	196,452
ORIC Pharmaceuticals Inc (c)	126,199	1,639,325
Oruka Therapeutics Inc (c)	78,798	7,298,271
OS Therapies Inc (b)(c)	51,513	87,057
Outlook Therapeutics Inc (c)	159,580	101,078
Ovid therapeutics Inc (b)(c)	262,828	701,751
Palatin Technologies Inc (b)(c)	2,621	25,424
Palisade Bio Inc (b)(c)	229,248	447,034
Palvella Therapeutics Inc (c)	15,396	2,349,276
Palvella Therapeutics Inc rights (c)(d)	1,712	0
Pasithea Therapeutics Corp (c)	7,969	4,574
Passage Bio Inc (c)	4,783	21,189
PDL BioPharma Inc (c)(d)	91,243	0
PDS Biotechnology Corp (c)	86,278	18,463
Pelthos Therapeutics Inc (c)	1,972	47,486
PepGen Inc (b)(c)	69,170	206,818
Perspective Therapeutics Inc (b)(c)	129,409	408,932
PharmaCyte Biotech Inc (c)	12,896	6,460
Phio Pharmaceuticals Corp (b)(c)	14,664	15,984
PMV Pharmaceuticals Inc (c)	59,924	72,508
Praxis Precision Medicines Inc (c)	40,905	14,329,022
Precigen Inc (b)(c)	276,357	1,915,154
Precision BioSciences Inc (c)	40,163	306,845
Prelude Therapeutics Inc (c)	61,485	344,316
Prime Medicine Inc (b)(c)	175,434	629,808
ProKidney Corp Class A (b)(c)	157,889	298,410
Protagonist Therapeutics Inc (c)	94,268	13,928,097
Protara Therapeutics Inc (c)	74,638	288,103
PTC Therapeutics Inc (c)	128,777	8,955,153
Puma Biotechnology Inc (c)	61,443	559,746
Pyxis Oncology Inc (c)	82,025	265,761
Q32 Bio Inc (c)	16,123	239,749
Q32 Bio Inc rights (c)(d)	47,190	0
Quince Therapeutics Inc (b)(c)	1,248	40,647
Rallybio Corp (c)	4,508	75,689
Recursion Pharmaceuticals Inc Class A (b)(c)	817,006	2,777,820
Regeneron Pharmaceuticals Inc	155,439	124,208,196
REGENXBIO Inc (c)	74,961	712,130
Rein Therapeutics Inc (c)	105,677	79,247
Relay Therapeutics Inc (c)	263,032	4,834,528
RenovoRx Inc (c)	64,377	124,248
Replimune Group Inc (c)	116,853	1,787,851
Revolution Medicines Inc (c)	310,742	63,879,233
Rezolute Inc (c)	134,448	630,561
Rhythm Pharmaceuticals Inc (c)	96,924	10,286,544
Rigel Pharmaceuticals Inc (c)	28,569	1,319,316
Rocket Pharmaceuticals Inc (c)	138,570	515,480
Roivant Sciences Ltd (c)	702,038	24,318,596
SAB Biotherapeutics Inc (b)(c)	86,162	319,661
Sagimet Biosciences Inc Class A (c)	88,294	905,896
Sana Biotechnology Inc (c)	260,544	1,008,305
Sarepta Therapeutics Inc (c)	163,837	3,445,492
Savara Inc (c)	211,924	1,142,270
Scholar Rock Holding Corp (c)	154,751	8,789,857
SELLAS Life Sciences Group Inc (b)(c)	291,165	3,884,141
Senti Biosciences Holdings Inc	18,801	6,960
Sera Prognostics Inc Class A (c)	47,342	100,365
Seres Therapeutics Inc (c)	10,143	49,802
Serina Therapeutics Inc (c)	6,390	15,464
Shattuck Labs Inc (c)	103,601	726,243
Silo Pharma Inc (c)	2,179	5,491
Sionna Therapeutics Inc (b)(c)	22,823	137,623
Skye Bioscience Inc (c)	3,047	5,119
Solid Biosciences Inc (c)	104,043	996,732
Soligenix Inc (c)	14,459	5,494
Sonnet BioTherapeutics Holdings Inc rights (b)(c)(d)	8,641	0
Spectrum Pharmaceuticals Inc rights (c)(d)	247,249	1
Spero Therapeutics Inc (c)	69,792	85,146
Spruce Biosciences Inc (c)	4,256	250,976
Spyre Therapeutics Inc (c)	120,293	10,745,774
Spyre Therapeutics Inc rights (c)(d)	74,199	0
Stoke Therapeutics Inc (c)	87,282	2,723,198
Summit Therapeutics Inc (c)	240,819	3,279,955
Surface Oncology Inc rights (c)(d)	58,553	0
Surrozen Inc Class A (c)	13,659	300,771
Sutro Biopharma Inc (c)	23,761	480,923
Syndax Pharmaceuticals Inc (c)	137,286	2,648,247
Tango Therapeutics Inc (c)	193,658	4,423,149
Taysha Gene Therapies Inc (c)	413,894	2,355,057
Tectonic Therapeutic Inc (b)(c)	15,199	455,058
Tectonic Therapeutic Inc rights (c)(d)	4,005	0
Tempest Therapeutics Inc (c)	15,677	17,088
Tempest Therapeutics Inc warrants 12/31/2030 (c)	4,421	32
Tenax Therapeutics Inc (c)	37,150	68,356
Tenaya Therapeutics Inc (c)	231,319	159,101
Tevogen Inc Class A (c)	300	2,094
TG Therapeutics Inc (b)(c)	204,701	11,115,264
Theriva Biologics Inc (c)	26,070	6,518
Tonix Pharmaceuticals Holding Corp (c)	25,200	355,320
TransCode Therapeutics Inc (b)(c)	1,180	2,478
TransCode Therapeutics Inc rights (b)(c)(d)	1,180	0
Travere Therapeutics Inc (c)	144,556	9,581,172
TriSalus Life Sciences Inc Class A (b)(c)	73,083	361,761
TScan Therapeutics Inc (c)	72,914	53,205
Twist Bioscience Corp (c)	102,114	14,193,846
Tyra Biosciences Inc (c)	45,791	1,146,149
Ultragenyx Pharmaceutical Inc (c)	152,664	3,848,659
Unicycive Therapeutics Inc (c)	31,538	163,998
United Therapeutics Corp (c)	66,041	33,706,006
United Therapeutics Corp rights (c)(d)	29,360	0
Upstream Bio Inc (c)	51,794	342,876
Vanda Pharmaceuticals Inc (c)	92,695	500,553
Vaxcyte Inc (c)	204,783	12,438,519
Vera Therapeutics Inc Class A (c)	102,357	3,488,327
Veracyte Inc (c)	123,998	5,355,474
Verastem Inc (c)	127,286	919,005
Vericel Corp (c)	79,368	3,166,783
Vertex Pharmaceuticals Inc (c)	394,794	214,973,229
Viking Therapeutics Inc (c)	180,944	5,931,344
Vir Biotechnology Inc (c)	187,965	2,056,337
Viridian Therapeutics Inc (c)	153,008	3,543,666
Viridian Therapeutics Inc rights (c)(d)	33,262	0
Vistagen Therapeutics Inc (c)	48,903	12,470
VivoSim Labs Inc (c)	4,055	1,182
Vor BioPharma Inc (c)	66,129	1,486,580
Voyager Therapeutics Inc (c)	77,162	266,209
vTv Therapeutics Inc Class A (c)	4,193	134,176
Werewolf Therapeutics Inc (c)	42,628	40,113
Whitehawk Therapeutics Inc (c)	60,142	273,045
X4 Pharmaceuticals Inc (c)	136,464	551,315
XBiotech Inc (c)	27,507	62,716
Xencor Inc (c)	115,752	3,155,978
Xenetic Biosciences Inc (c)	1,388	5,816
Xilio Therapeutics Inc (b)(c)	5,861	52,456
Z Squared Inc (b)(c)	12,597	37,161
Zenas Biopharma Inc (c)	58,523	1,891,463
Zentalis Pharmaceuticals Inc (c)	76,893	289,118
		2,787,208,697
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	2,708,894	298,953,542
Accuray Inc Del (c)	157,905	41,529
Acme United Corp	5,124	319,328
Adagio Medical Holdings Inc (c)	10,400	5,495
Aethlon Medical Inc (b)(c)	215	442
Align Technology Inc (c)	103,384	16,519,729
Alphatec Holdings Inc (c)	182,810	1,712,930
AngioDynamics Inc (c)	63,916	1,030,965
Anteris Technologies Global Corp (c)	118,598	1,021,129
Apyx Medical Corp (c)	55,139	168,174
Artivion Inc (c)	66,269	1,788,600
AtriCure Inc (c)	78,494	3,795,185
Axe Compute Inc (c)	7,262	72,330
Axogen Inc (c)	83,314	4,229,019
Baxter International Inc	802,465	20,864,090
Becton Dickinson & Co	428,739	80,650,093
Beta Bionics Inc (b)(c)	62,688	1,250,626
Beyond Air Inc (c)	317	1,257
Biomerica Inc (c)	3,489	7,292
Bioventus Inc (b)(c)	72,433	988,710
Bluejay Diagnostics Inc (b)(c)	183	158
Boston Scientific Corp (c)	2,310,903	111,616,615
Butterfly Network Inc Class A (c)	331,917	2,618,825
CapsoVision Inc (b)(c)	13,163	76,872
Carlsmed Inc (c)	10,910	177,724
Catheter Precision Inc (c)	1,598	325
Ceribell Inc (c)	33,312	798,822
Cerus Corp (c)	310,080	818,611
ClearPoint Neuro Inc (b)(c)	46,443	703,147
Co-Diagnostics Inc (b)(c)	6,567	8,143
CONMED Corp	46,537	2,319,869
Cooper Cos Inc/The (c)	303,054	21,241,055
CVRx Inc (c)	27,837	82,398
CytoSorbents Corp (b)(c)	78,580	26,796
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	38,712	0
Delcath Systems Inc (c)	40,867	672,671
DENTSPLY SIRONA Inc	310,349	3,466,598
Dexcom Inc (c)	599,929	54,629,535
Edwards Lifesciences Corp (c)	895,626	81,278,060
ElectroCore Inc (c)	8,975	85,173
ElectroCore Inc rights (c)(d)	2,019	0
Electromed Inc (c)	10,806	302,244
Embecta Corp	97,605	501,690
ENDRA Life Sciences Inc (c)	1,597	8,033
Enovis Corp (c)	89,778	2,207,641
Envista Holdings Corp (c)	253,480	6,879,447
Envoy Medical Inc Class A (c)	64,956	47,353
enVVeno Medical Corp (c)	805	9,233
Femasys Inc (b)(c)	3,829	13,133
Fractyl Health Inc (c)	173,834	123,561
GE HealthCare Technologies Inc	707,464	50,392,661
Glaukos Corp (c)	91,260	16,386,646
Globus Medical Inc Class A (c)	175,747	14,300,533
Haemonetics Corp (c)	72,215	7,443,200
HeartBeam inc (c)	73,692	34,635
HeartSciences Inc (c)	2,693	8,483
Hyperfine Inc Class A (c)	121,907	100,488
ICU Medical Inc (c)	38,861	6,721,010
IDEXX Laboratories Inc (c)	122,694	68,302,523
Innovative Eyewear Inc (b)(c)	1,457	1,310
Inogen Inc (c)	37,215	199,845
Inspire Medical Systems Inc (c)	40,573	2,555,693
Insulet Corp (c)	108,059	16,064,051
Integer Holdings Corp (c)	52,731	6,604,558
Integra LifeSciences Holdings Corp (c)	103,154	1,745,366
Intelligent Bio Solutions Inc (c)	1,769	4,246
Intuitive Surgical Inc (c)	550,659	207,521,351
iRadimed Corp	12,413	1,072,235
iRhythm Technologies Inc (c)	51,032	6,069,746
IRIDEX Corp (c)	16,874	12,210
Kestra Medical Technologies Ltd (b)(c)	30,215	778,036
Kewaunee Scientific Corp (c)	3,311	124,725
KORU Medical Systems Inc (c)	70,974	234,214
Lantheus Holdings Inc (c)	101,424	10,239,767
LeMaitre Vascular Inc	32,546	2,612,793
LENSAR Inc (c)	14,419	120,975
LivaNova PLC (c)	85,355	6,812,183
Lucid Diagnostics Inc (c)	230,147	225,222
Medline Inc Class A (b)	628,353	22,011,206
Medtronic PLC	1,997,090	181,036,209
Merit Medical Systems Inc (c)	93,043	8,435,278
Microbot Medical Inc (b)(c)	101,606	151,393
Milestone Scientific Inc (c)	76,460	36,456
MiniMed Group Inc	43,865	888,705
Mobia Medical Inc (b)	15,911	177,567
Modular Medical Inc (b)(c)	8,954	33,667
Myomo Inc (c)	47,667	71,024
Neogen Corp (c)	337,495	3,901,442
Neuraxis Inc (c)	15,862	95,331
Neuronetics Inc (b)(c)	58,666	166,611
NeuroOne Medical Technologies Corp (c)	11,879	20,194
NeuroPace Inc (c)	38,521	564,333
Nexalin Technology Inc (c)	553	3,926
Nexgel Inc (c)	8,676	3,113
Novocure Ltd (c)	163,745	2,890,099
Nuwellis Inc (c)	42	32
Omnicell Inc (c)	70,542	2,480,257
OraSure Technologies Inc (c)	112,436	403,645
Orchestra BioMed Holdings Inc (c)	64,663	325,902
Orthofix Medical Inc (c)	63,479	596,068
OrthoPediatrics Corp (c)	26,338	613,939
Outset Medical Inc (c)	27,682	105,745
Owlet Inc Class A (c)	36,487	181,705
PAVmed Inc (c)	2,357	12,280
Penumbra Inc (c)	61,091	19,738,502
Precision Optics Corp Inc/Mass (c)	9,938	42,733
Pro-Dex Inc (c)	2,736	169,906
Procept Biorobotics Corp (b)(c)	87,940	1,864,328
Pulmonx Corp (c)	62,009	147,581
Pulse Biosciences Inc (b)(c)	29,023	1,460,728
QT Imaging Holdings Inc (c)	22,548	66,066
QuidelOrtho Corp (c)	106,091	1,530,893
ResMed Inc (b)	225,594	54,165,119
Retractable Technologies Inc (c)	15,739	11,521
Rockwell Medical Inc (c)	4,948	41,118
RxSight Inc (c)	54,190	397,213
Sanara Medtech Inc (c)	5,642	196,793
SANUWAVE Health Inc (c)	10,552	49,489
SeaStar Medical Holding Corp Class A (b)(c)	5,814	18,140
Senseonics Holdings Inc (b)(c)	75,447	696,376
Sensus Healthcare Inc (c)	20,910	74,021
Shoulder Innovations Inc (c)	7,811	163,719
SI-BONE Inc (b)(c)	60,926	1,158,813
Sight Sciences Inc (c)	54,355	462,018
SiNtx Technologies Inc (c)	4,288	6,561
SkyAI Inc (c)	63,585	87,111
Solana Co Class A (c)	70,923	156,740
Solventum Corp (c)	228,947	20,847,914
Spectral AI Inc Class A (b)(c)	30,346	47,643
STAAR Surgical Co (c)	77,244	1,744,942
Stereotaxis Inc (c)	134,110	193,118
STERIS PLC	152,505	35,478,763
Streamex Corp (b)(c)	165,373	123,782
Strive Inc Class A (b)(c)	94,154	2,280,410
Stryker Corp	536,558	173,737,480
Tactile Systems Technology Inc (c)	35,073	805,978
Tandem Diabetes Care Inc (c)	106,565	2,345,496
Tela Bio Inc (c)	55,409	40,892
Teleflex Inc	68,875	9,783,694
Tenon Medical Inc (c)	345	1,563
TransMedics Group Inc (b)(c)	53,603	4,549,287
Treace Medical Concepts Inc (c)	77,708	365,228
UFP Technologies Inc (b)(c)	12,021	3,581,657
USBC Inc (c)	30,353	12,839
Utah Medical Products Inc	4,526	321,934
Varex Imaging Corp (c)	64,834	1,198,781
Vivani Medical Inc (c)	79,809	110,935
VolitionRX Ltd (b)(c)	5,775	2,506
Xtant Medical Holdings Inc (b)(c)	74,213	29,092
Zimmer Biomet Holdings Inc	300,587	30,070,723
		1,746,409,175
Health Care Providers & Services - 1.7%
Acadia Healthcare Co Inc (c)	143,084	3,943,395
Accendra Health Inc (c)	112,093	135,633
AdaptHealth Corp (c)	166,692	931,808
Addus HomeCare Corp (c)	28,300	3,245,161
agilon health Inc (c)	19,447	1,709,197
AirSculpt Technologies Inc (b)(c)	38,894	98,013
Alignment Healthcare Inc (c)	257,049	3,444,457
American Shared Hospital Services (c)	4,318	6,217
AMN Healthcare Services Inc (c)	60,301	2,067,118
Ardent Health Inc (c)	37,046	400,838
Astrana Health Inc (c)	66,009	2,515,603
Aveanna Healthcare Holdings Inc (c)	138,557	1,859,435
Billiontoone Inc Class A (b)(c)	7,096	643,394
Biodesix Inc (b)(c)	9,642	254,018
BrightSpring Health Services Inc (c)	246,670	14,405,528
Brookdale Senior Living Inc (c)	373,833	4,407,491
Cardinal Health Inc	364,198	85,448,135
Castle Biosciences Inc (c)	46,863	1,547,885
Cencora Inc	302,616	97,926,538
Centene Corp (c)	729,565	46,940,212
Chemed Corp	20,632	10,702,025
Cigna Group/The	411,447	113,592,288
Clover Health Investments Corp Class A (c)	629,705	2,613,276
Community Health Systems Inc (c)	180,289	526,444
Concentra Group Holdings Parent Inc	185,042	6,243,317
CorVel Corp (c)	48,481	3,339,371
Cosmos Health Inc (b)(c)	28,538	6,929
Cryo-Cell International Inc (c)	6,904	28,997
CVS Health Corp	1,984,361	186,351,342
DataMeds AI Inc (b)(c)	1,507	1,450
DaVita Inc (c)	50,028	8,805,428
DocGo Inc Class A (c)	134,002	51,055
Elevance Health Inc	337,736	132,574,889
Encompass Health Corp	154,202	18,536,622
Ensign Group Inc/The	90,031	15,508,740
Fulgent Genetics Inc (c)	29,417	569,807
GeneDx Holdings Corp Class A (c)	34,014	2,884,727
GMR Solutions Inc Class A	48,098	584,391
Guardant Health Inc (c)	206,783	32,882,633
Guardian Pharmacy Services Inc Class A (c)	43,228	1,603,327
HCA Healthcare Inc	241,486	100,083,873
HealthEquity Inc (c)	131,212	12,667,206
Henry Schein Inc (c)	150,770	13,539,146
Hims & Hers Health Inc Class A (b)(c)	330,821	9,785,685
Hinge Health Inc Class A (c)	49,234	4,557,099
Humana Inc	186,693	71,546,358
Infusystem Holdings Inc (c)	30,945	375,982
Innovage Holding Corp (c)	33,799	365,029
Joint Corp/The (c)	21,386	180,498
Labcorp Holdings Inc	127,569	42,437,104
LifeStance Health Group Inc (c)	356,747	4,409,393
Lumexa Imaging Holdings Inc (b)	39,106	456,367
McKesson Corp	186,925	165,488,441
Molina Healthcare Inc (c)	80,922	16,084,866
Nakamoto Inc (b)(c)	18,433	138,063
National HealthCare Corp (b)	19,378	4,195,918
NeoGenomics Inc (c)	202,477	3,626,363
NRC Health Class A (b)	20,348	426,087
Nutex Health Inc (b)(c)	7,766	1,465,910
Omada Health Inc (c)	12,457	305,819
OPKO Health Inc (c)	647,757	952,203
Option Care Health Inc (c)	244,016	5,722,175
P3 Health Partners Inc Class A (c)	2,244	20,331
PACS Group Inc (c)	68,812	2,911,436
Park Dental Partners Inc	3,060	63,464
Pediatrix Medical Group Inc (c)	124,165	3,256,848
Pennant Group Inc/The (c)	53,962	1,983,643
Precipio Inc (c)	2,272	62,912
Privia Health Group Inc (c)	184,553	3,781,491
Progyny Inc (c)	113,265	2,898,451
Quest Diagnostics Inc	172,225	41,385,668
RadNet Inc (c)	110,156	8,352,028
SBC Medical Group Holdings Inc (c)	17,435	70,089
Sonida Senior Living Inc (c)	47,663	1,787,363
Starling Oncology Inc (c)	107,408	634,781
Strata Critical Medical Inc (c)	109,065	617,308
Surgery Partners Inc (b)(c)	118,617	1,647,590
Tenet Healthcare Corp (c)	133,872	35,597,904
UnitedHealth Group Inc	1,412,238	549,939,600
Universal Health Services Inc Class B	83,081	14,151,187
US Physical Therapy Inc	23,782	1,848,813
Viemed Healthcare Inc (c)	51,226	452,838
Vivos Therapeutics Inc (b)(c)	8,350	1,636
		1,939,612,100
Health Care Technology - 0.1%
Aclarion Inc (c)	477	1,134
American Well Corp (c)	23,940	286,562
Bullfrog AI Holdings Inc (c)	7,178	3,840
CareCloud Inc (c)	54,319	127,650
Certara Inc (b)(c)	180,896	1,499,628
Claritev Corp Class A (c)	12,063	480,469
DarioHealth Corp (c)	8,754	64,517
Definitive Healthcare Corp Class A (c)	68,827	65,386
Doximity Inc Class A (c)	208,030	5,556,481
Evolent Health Inc Class A (c)	173,111	779,000
Firefly Neuroscience Inc (b)(c)	15,355	17,198
GoodRx Holdings Inc Class A (b)(c)	142,453	497,161
Health Catalyst Inc (c)	116,522	191,096
Healthcare Triangle Inc (b)(c)	859	708
HealthStream Inc	36,807	1,069,243
HeartFlow Inc (c)	28,086	1,415,254
LifeMD Inc (b)(c)	64,000	197,760
OptimizeRx Corp (c)	25,018	199,644
Phreesia Inc (c)	88,942	1,085,982
Schrodinger Inc/United States (c)	87,923	1,714,499
Scienture Holdings Inc (b)(c)	45,351	17,619
Simulations Plus Inc (b)(c)	25,786	474,462
Teladoc Health Inc (b)(c)	279,653	1,773,000
Veeva Systems Inc Class A (c)	233,449	66,694,045
Waystar Holding Corp (c)	179,196	4,691,351
		88,903,689
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (c)	182,504	11,397,375
Adaptive Biotechnologies Corp (c)	191,614	4,775,021
Agilent Technologies Inc	439,517	67,492,231
Alamar Biosciences Inc	18,335	559,951
Alpha Teknova Inc (b)(c)	17,044	122,376
Avantor Inc (c)	1,060,792	15,423,916
Azenta Inc (c)	64,015	2,090,090
Bio-Rad Laboratories Inc Class A (c)	27,921	10,780,857
Bio-Techne Corp	244,000	17,643,640
BioLife Solutions Inc (c)	61,621	2,284,290
Bionano Genomics Inc (b)(c)	11,470	13,992
Bruker Corp (b)	173,382	10,057,890
Champions Oncology Inc (c)	9,232	46,113
Charles River Laboratories International Inc (c)	75,158	21,663,542
Circle8 Group Inc (c)	51,027	37,371
Codexis Inc (c)	120,049	204,083
CryoPort Inc (c)	78,545	1,256,720
Cytek Biosciences Inc (c)	170,875	816,783
Danaher Corp	979,583	209,199,745
Fortrea Holdings Inc (c)	146,853	2,697,690
Ginkgo Bioworks Holdings Inc Class A (b)(c)	74,746	509,020
Harvard Bioscience Inc (c)	5,946	48,222
Illumina Inc (c)	235,192	50,244,067
IQVIA Holdings Inc (c)	259,530	67,786,641
Lifecore Biomedical Inc (c)	56,214	250,714
Maravai LifeSciences Holdings Inc Class A (c)	195,111	1,490,648
MaxCyte Inc (c)	170,636	220,120
Medpace Holdings Inc (c)	35,043	20,815,192
Mesa Laboratories Inc	8,625	1,102,879
Mettler-Toledo International Inc (c)	31,424	44,155,119
Nautilus Biotechnology Inc Class A (c)	73,585	71,554
OmniAb Inc (c)	185,674	813,252
Pacific Biosciences of California Inc (c)	479,886	650,246
Personalis Inc (c)	106,752	1,791,299
Quanterix Corp (c)	66,059	176,378
Quantum-Si Inc Class A (b)(c)	270,587	207,243
Rapid Micro Biosystems Inc Class A (c)	28,726	43,663
Repligen Corp (c)	82,803	14,985,687
Revvity Inc	173,130	22,276,637
Seer Inc Class A (c)	55,361	108,508
Sotera Health Co (c)	412,076	7,788,236
Standard BioTools Inc (c)	473,803	312,094
Tempus AI Inc Class A (b)(c)	160,816	10,139,449
Thermo Fisher Scientific Inc	577,887	356,614,068
Waters Corp (c)	152,663	63,298,660
West Pharmaceutical Services Inc	109,850	37,470,934
		1,081,934,206
Pharmaceuticals - 3.3%
Aardvark Therapeutics Inc (c)	18,735	114,284
Aclaris Therapeutics Inc (c)	195,617	1,183,483
Adial Pharmaceuticals Inc (b)(c)	2,110	12,133
Alto Neuroscience Inc (b)(c)	46,943	1,660,843
Alumis Inc (c)	132,573	2,891,417
Amneal Intermediate Inc Class A (c)	266,923	4,663,145
Amphastar Pharmaceuticals Inc (c)	52,508	1,183,005
Amylyx Pharmaceuticals Inc (c)	155,635	5,252,681
AN2 Therapeutics Inc (c)	48,502	269,186
ANI Pharmaceuticals Inc (c)	28,199	2,065,577
ANI Pharmaceuticals Inc rights (c)(d)	60,493	0
Aquestive Therapeutics Inc (b)(c)	143,276	732,140
Arvinas Inc (c)	100,921	928,473
Aspire Biopharma Holdings Inc Class A (c)	2,457	22,064
AtaiBeckley Inc (c)	303,734	2,229,408
Atea Pharmaceuticals Inc (c)	111,997	599,184
Avalyn Pharma Inc	25,997	902,876
Axsome Therapeutics Inc (c)	67,033	13,307,391
Aytu BioPharma Inc (c)	14,096	32,280
BioAge Labs Inc (c)	49,811	473,205
Biofrontera Inc (c)	7,488	11,457
Biote Corp Class A (c)	34,899	57,234
Bristol-Myers Squibb Co	3,176,377	212,213,747
Cadrenal Therapeutics Inc (c)	2,449	4,286
CalciMedica Inc (c)	2,484	5,316
Cingulate Inc (c)	21,397	110,622
Citius Pharmaceuticals Inc (b)(c)	26,359	15,293
CNS Pharmaceuticals Inc (c)	555	3,324
Cocrystal Pharma Inc (b)(c)	9,629	11,170
Cognition Therapeutics Inc (c)	118,702	122,263
Collegium Pharmaceutical Inc (c)	50,014	1,230,845
Context Therapeutics Inc (c)	72,616	28,298
Contineum Therapeutics Inc Class A (c)	40,667	660,432
Corcept Therapeutics Inc (c)	148,550	16,838,143
CorMedix Inc (b)(c)	112,835	932,017
Crinetics Pharmaceuticals Inc (c)	164,799	13,999,675
Cumberland Pharmaceuticals Inc	13,522	90,462
Dare Bioscience Inc (b)(c)	23,417	17,820
Definium Therapeutics Inc (c)	201,478	8,002,706
Edgewise Therapeutics Inc (c)	117,113	4,891,810
Elanco Animal Health Inc (c)	778,085	18,611,793
Eli Lilly & Co	1,230,213	1,423,024,284
Enliven Therapeutics Inc (c)	84,744	4,905,830
Enliven Therapeutics Inc rights (c)(d)	19,688	0
Eton Pharmaceuticals Inc (c)	36,651	2,215,186
Evolus Inc (c)	100,832	916,563
EyePoint Inc (c)	122,673	552,029
Filana Therapeutics Inc (c)	72,474	65,082
Fulcrum Therapeutics Inc (c)	76,287	296,756
Harmony Biosciences Holdings Inc (c)	61,860	2,436,047
Harrow Inc (b)(c)	51,538	1,902,268
Hepion Pharmaceuticals Inc rights (b)(c)(d)	240	0
Hyperion DeFi Inc (c)	19,629	67,131
IGC Pharma Inc (c)	95,369	28,534
ImageneBio Inc (c)	7,299	37,225
ImageneBio Inc rights (c)(d)	34,658	0
Impact BioMedical Inc (c)	154,944	71,449
Indivior Pharmaceuticals Inc	189,425	6,616,615
Innoviva Inc (c)	112,440	2,335,379
Jaguar Health Inc (b)(c)	202	160
Jazz Pharmaceuticals PLC (c)	97,809	24,518,760
Johnson & Johnson	3,743,881	995,310,764
Journey Medical Corp (b)(c)	25,462	188,673
Jupiter Neurosciences Inc (b)(c)	239	846
Kiora Pharmaceuticals Inc (c)	3,446	8,649
LB Pharmaceuticals Inc (c)	37,670	1,780,284
LENZ Therapeutics Inc (b)(c)	33,165	172,790
LeonaBio Inc (c)	10,008	79,263
Lexicon Pharmaceuticals Inc (c)	352,290	792,653
Ligand Pharmaceuticals Inc (c)	31,109	8,838,067
Lipocine Inc (c)	8,290	18,570
Liquidia Corp (c)	109,668	7,476,068
Maze Therapeutics Inc (c)	43,909	1,166,662
MBX Biosciences Inc (c)	41,451	2,553,382
Merck & Co Inc	3,841,198	567,575,416
Mira Pharmaceuticals Inc (c)	42,049	32,386
Nektar Therapeutics (c)	52,537	3,750,091
Neonc Technologies Holdings Inc (c)	24,906	123,036
Neumora Therapeutics Inc (c)	151,169	201,055
NRX Therapeutics Inc (b)(c)	44,824	155,988
Nutriband Inc (c)	7,231	31,383
Nuvation Bio Inc Class A (c)	378,764	2,522,568
Ocular Therapeutix Inc (c)	271,902	2,852,252
Omeros Corp (b)(c)	112,481	2,113,518
Optinose Inc (c)(d)	11,194	0
Organon & Co	407,914	5,612,897
Pacira BioSciences Inc (c)	60,941	1,578,372
Perrigo Co PLC (b)	216,567	3,170,541
Pfizer Inc	8,866,098	252,329,149
Phathom Pharmaceuticals Inc (b)(c)	78,828	754,384
Phibro Animal Health Corp Class A	32,663	1,232,702
Pliant Therapeutics Inc (c)	79,912	87,903
Polaryx Therapeutics Inc (b)	19,605	39,406
Prestige Consumer Healthcare Inc (c)	73,765	3,819,552
Processa Pharmaceuticals Inc (b)(c)	2,088	4,280
Pulmatrix Inc (c)	5,228	7,685
Q/C Technologies Inc (b)(c)	12,992	30,141
Rafael Holdings Inc Class B (c)	58,483	150,301
Rani Therapeutics Holdings Inc Class A (c)	115,378	98,510
Rapport Therapeutics Inc (c)	44,566	2,169,027
Relmada Therapeutics Inc (c)	164,618	717,734
Rocket One Inc (c)	35,504	24,409
Royalty Pharma PLC Class A	607,827	37,326,656
SCYNEXIS Inc (c)	15,761	82,430
Seaport Therapeutics Inc (b)(c)	22,482	532,374
Senestech Inc (c)	7,176	7,822
Septerna Inc (c)	35,477	1,353,448
SIGA Technologies Inc	62,930	197,600
Sonoma Pharmaceuticals Inc (c)	2,314	2,985
SpyGlass Pharma Inc (c)	14,941	389,960
Stablecoin Development Corp (b)	39,514	37,349
Supernus Pharmaceuticals Inc (c)	90,358	3,994,727
Talphera Inc (c)	64,027	76,192
Tarsus Pharmaceuticals Inc (c)	61,505	4,566,131
Telomir Pharmaceuticals Inc (c)	47,573	53,282
TherapeuticsMD Inc (c)	15,320	33,398
Theravance Biopharma Inc (c)	57,501	979,817
Third Harmonic Bio Inc (c)(d)	29,874	0
Traws Pharma Inc (c)	8,098	4,794
Traws Pharma Inc rights (c)(d)	21,108	0
Trevi Therapeutics Inc (c)	183,041	3,038,481
Tvardi Therapeutics Inc (c)	12,181	21,926
VeraDermics Inc (b)	31,095	3,060,059
Verrica Pharmaceuticals Inc (c)	18,974	103,598
Veru Inc (c)	20,969	58,713
Viatris Inc	1,812,016	29,916,384
Vyome Holdings Inc (b)(c)	3,208	6,897
Wave Life Sciences Inc	236,433	1,158,522
Xeris Biopharma Holdings Inc (c)	267,026	2,253,699
Yarrow Bioscience Inc (b)	694	22,874
Zevra Therapeutics Inc (c)	90,990	1,068,223
Zoetis Inc Class A	651,928	50,263,649
		3,796,554,133
TOTAL HEALTH CARE		11,440,622,000
Industrials - 9.4%
Aerospace & Defense - 2.3%
AAR Corp (c)	61,366	7,934,010
AeroVironment Inc (b)(c)	50,405	7,477,582
AerSale Corp (c)	47,794	262,389
Aevex Corp Class A (b)	38,281	673,746
Air Industries Group (c)	4,758	12,656
AIRO Group Holdings Inc (b)(c)	15,941	121,470
Archer Aviation Inc Class A (b)(c)	992,114	5,734,419
Arxis Inc Class A	69,201	3,582,536
Astronics Corp (c)	60,269	4,440,017
ATI Inc (c)	212,101	43,311,024
Axon Enterprise Inc (c)	125,322	71,002,432
Beta Technologies Inc Class A (c)	48,765	980,177
Boeing Co (c)	1,225,739	254,684,049
BWX Technologies Inc	142,172	21,651,374
Byrna Technologies Inc (c)	28,554	103,080
Cadre Holdings Inc	47,157	1,398,677
Carpenter Technology Corp	77,205	36,782,006
CPI Aerostructures Inc (c)	16,558	86,764
Curtiss-Wright Corp	57,429	33,454,115
Ducommun Inc (c)	21,482	3,682,444
Duke Robotics Corp (c)	577	3,300
Eve Holding Inc Class A (b)(c)	152,475	343,069
Exyn Technologies Inc	3,484	10,975
Firefly Aerospace Inc (b)(c)	51,324	1,083,963
FTAI Aviation Ltd	159,383	30,298,708
GE Aerospace	1,622,476	544,681,418
General Dynamics Corp	394,930	146,657,256
Hawkeye 360 Inc	24,995	473,905
HEICO Corp	63,869	21,150,219
HEICO Corp Class A	118,924	29,037,673
Hexcel Corp	117,003	10,842,668
Honeywell Aerospace Inc	492,627	77,889,255
Howmet Aerospace Inc	622,108	152,385,355
Huntington Ingalls Industries Inc	61,204	17,822,605
Innovative Solutions And Support Inc (c)	19,621	372,799
Intuitive Machines Inc Class A (b)(c)	197,611	3,035,305
Karman Holdings Inc (c)	142,315	5,898,957
Kratos Defense & Security Solutions Inc (c)	292,807	14,927,301
L3Harris Technologies Inc	289,721	77,138,216
Leonardo DRS Inc	120,206	4,567,828
Loar Holdings Inc (b)(c)	55,307	3,881,998
Lockheed Martin Corp	315,574	177,109,596
Mercury Systems Inc (c)	82,529	7,207,258
Merlin Inc Class A (b)(c)	53,744	162,844
Momentus Inc Class A (b)(c)	16,969	72,118
Moog Inc Class A	44,132	16,395,038
National Presto Industries Inc	8,169	1,239,319
Northrop Grumman Corp	207,691	112,090,833
Optex Systems Holdings Inc (c)	8,683	85,441
Park Aerospace Corp	28,453	925,861
Red Cat Holdings Inc (b)(c)	205,976	1,769,334
Redwire Corp Class A (c)	173,101	1,852,181
Rocket Lab Corp (c)	791,551	50,595,940
RTX Corp	2,094,426	435,075,113
Safe Pro Group Inc (b)(c)	18,988	100,257
Satellogic Inc Class A (c)	122,073	594,496
Sidus Space Inc Class A (b)(c)	127,409	276,478
SIFCO Industries Inc (b)(c)	6,434	150,813
StandardAero Inc (c)	292,685	7,167,856
Starfighters Space Inc (b)	44,045	146,229
Swarmer Inc (b)	4,236	140,381
Textron Inc	270,215	21,768,520
TransDigm Group Inc	86,962	101,896,854
V2X Inc (c)	31,582	2,436,867
Virgin Galactic Holdings Inc Class A (b)(c)	161,727	472,243
VirTra Inc (c)	17,240	53,272
Visionwave Holdings Inc (c)	22,331	18,425
Voyager Technologies Inc Class A (b)(c)	19,572	658,206
VSE Corp	43,516	9,080,919
Woodward Inc	92,559	31,453,399
York Space Systems Inc (b)	30,037	273,036
		2,621,146,867
Air Freight & Logistics - 0.3%
Air T Inc (b)(c)	1,169	37,057
Arrive AI Inc (c)	7,307	1,788
Callan Jmb Inc (c)	2,066	4,441
CH Robinson Worldwide Inc	183,761	27,501,671
Cheetah Net Supply Chain Service Inc Class A (c)	5,249	7,664
Expeditors International of Washington Inc	203,269	38,549,966
FedEx Corp	341,234	111,720,012
Forward Air Corp Class Common Stock (c)	35,137	597,329
GXO Logistics Inc (c)	179,938	8,588,441
Hub Group Inc Class A	94,542	3,769,390
Radiant Logistics Inc (c)	54,983	469,555
United Parcel Service Inc Class B	1,161,029	121,014,053
VerifyMe Inc (c)	16,641	10,594
		312,271,961
Building Products - 0.5%
A O Smith Corp	174,327	10,307,956
AAON Inc	106,204	8,068,318
Advanced Drainage Systems Inc	111,119	15,082,182
Allegion plc	133,636	20,746,989
Alpha Pro Tech Ltd (c)	13,718	75,585
Apogee Enterprises Inc	32,972	1,287,886
Armstrong World Industries Inc	66,275	11,437,740
AZZ Inc	46,405	6,364,910
Builders FirstSource Inc (c)	166,728	11,070,739
Carlisle Cos Inc	62,668	21,719,475
Carrier Global Corp	1,213,983	70,678,090
CEA Industries Inc (b)(c)	67,554	208,742
CSW Industrials Inc (b)	25,665	7,929,202
Fortune Brands Innovations Inc (b)	186,643	8,273,884
Gibraltar Industries Inc (c)	46,139	2,075,794
Griffon Corp	59,827	5,826,552
Hayward Holdings Inc (c)	309,080	4,342,574
Insteel Industries Inc	30,004	903,120
Janus International Group Inc (c)	212,555	1,054,273
JELD-WEN Holding Inc (c)	128,522	307,168
Jewett-Cameron Trading Co Ltd (c)	2,174	6,434
Johnson Controls International plc	948,742	131,154,094
Lennox International Inc	49,322	18,872,570
Louisiana-Pacific Corp	98,831	6,968,574
Madison Air Solutions Corp Class A	137,612	3,632,957
Masco Corp	314,030	22,660,405
Masterbrand Inc (c)	315,368	2,601,786
Modine Manufacturing Co (c)	82,248	14,675,511
Owens Corning	124,966	17,264,053
Quanex Building Products Corp (b)	71,047	1,365,523
Resideo Technologies Inc (c)	216,382	4,189,156
Simpson Manufacturing Co Inc	64,020	11,690,692
Tecnoglass Holdings Inc	38,707	1,536,668
Tecogen Inc (c)	25,576	78,263
Trane Technologies PLC	343,748	152,761,611
Trex Co Inc (c)	162,593	7,410,989
UFP Industries Inc	87,818	7,422,377
Zurn Elkay Water Solutions Corp	231,314	11,056,809
		623,109,651
Commercial Services & Supplies - 0.5%
ABM Industries Inc	91,134	4,249,578
ACCO Brands Corp	144,860	620,001
ACV Auctions Inc Class A (c)	270,075	1,898,627
Aqua Metals Inc (c)	5,055	15,114
Avalon Holdings Corp Class A (c)	1,920	5,011
Birchtech Corp (c)	21,834	26,201
Brady Corp Class A	67,941	6,158,852
Bridger Aerospace Group Holdings Inc (b)(c)	40,515	44,161
BrightView Holdings Inc (c)	106,164	1,179,482
Brink's Co/The	64,051	6,977,075
Casella Waste Systems Inc Class A (c)	97,207	8,967,346
Cintas Corp	528,865	106,719,669
CitroTech Inc (c)	25,384	152,050
Clean Harbors Inc (c)	77,157	24,323,744
CompX International Inc Class A	2,543	80,944
Copart Inc (c)	1,377,412	45,440,822
CoreCivic Inc (c)	153,701	5,105,947
Deluxe Corp (b)	71,093	1,642,248
DSS Inc (c)	5,454	2,930
Ennis Inc	40,537	865,060
Enviri Corp	42,825	954,141
Fuel Tech Inc (c)	33,207	47,154
GEO Group Inc/The (c)	203,830	6,483,832
Greenwave Technology Solutions Inc (c)	779	3,817
Healthcare Services Group Inc (c)	106,294	2,337,405
HNI Corp	108,439	5,251,701
Interface Inc	90,111	3,417,009
Knightscope Inc Class A (b)(c)	27,943	38,841
LanzaTech Global Inc Class A (b)(c)	9,847	62,430
Liquidity Services Inc (c)	36,538	1,522,904
MillerKnoll Inc	106,414	2,403,892
Mobile Infrastructure Corp Class A (c)	37,922	115,283
MSA Safety Inc	56,354	10,525,237
NLI Holdings Inc	13,557	90,425
Odyssey Marine Exploration Inc (b)(c)	77,676	66,467
Onterris Inc (c)	52,063	870,493
OPENLANE Inc (c)	176,015	6,266,134
Our Bond Inc	20,021	6,895
Perma-Fix Environmental Services Inc (b)(c)	27,157	492,900
Pitney Bowes Inc	193,513	3,314,878
Quad/Graphics Inc Class A	47,042	473,243
Quest Resource Holding Corp (c)	20,802	29,123
Republic Services Inc	311,332	68,779,465
Rollins Inc	457,749	16,511,006
Royalty Management Holding Corp Class A	10,580	31,317
Team Inc (c)	6,703	165,229
Tetra Tech Inc	402,849	14,558,963
TOMI Environmental Solutions Inc (c)	6,253	10,568
UniFirst Corp/MA	22,578	6,245,075
Veralto Corp	381,504	37,604,849
Vestis Corp (c)	174,645	2,184,809
Virco Mfg. Corp	16,090	96,540
Waste Management Inc	574,723	125,818,360
		531,255,247
Construction & Engineering - 0.4%
AECOM	200,402	13,513,107
AIAI Holdings Corp Class A (b)	83,582	311,761
Ameresco Inc Class A (c)	47,714	1,055,434
API Group Corp (c)	599,305	23,522,721
Arcosa Inc	76,407	11,101,937
Argan Inc	21,772	9,252,882
Bowman Consulting Group Ltd (c)	22,608	962,875
Cardinal Infrastructure Group Inc Class A	27,018	999,126
Centuri Holdings Inc (c)	131,316	2,680,160
Comfort Systems USA Inc	54,549	84,312,025
Concrete Pumping Holdings Inc (c)	33,254	300,284
Construction Partners Inc Class A (c)	74,456	7,907,227
Dycom Industries Inc (c)	46,788	13,625,133
EMCOR Group Inc	69,066	50,731,740
Everus Construction Group Inc (c)	79,570	9,160,894
Fluor Corp (c)	216,804	11,817,986
Granite Construction Inc	67,747	8,167,578
IES Holdings Inc (c)	27,374	8,294,322
INNOVATE Corp (b)(c)	7,548	56,157
JFB Construction Holdings Class A (c)	9,249	43,933
Legence Corp Class A (c)	82,895	4,440,685
Limbach Holdings Inc (c)	17,508	721,680
MasTec Inc (c)	96,145	23,053,648
Matrix Service Co (c)	42,764	462,279
MYR Group Inc (c)	24,317	7,086,460
Nocera Inc (c)	388	1,098
NWPX Infrastructure Inc (c)	15,035	1,652,647
Olenox Industries Inc (b)(c)	782	775
Orion Group Holdings Inc (c)	59,567	559,930
Primoris Services Corp	84,894	6,121,706
Quanta Services Inc	233,263	141,611,635
Shimmick Corp (b)(c)	8,658	30,563
Solv Energy Inc Class A (b)	55,330	1,412,022
Southland Holdings Inc (b)(c)	21,630	13,830
Sterling Infrastructure Inc (c)	47,874	22,504,131
Terrestrial Energy Inc Class A (b)(c)	84,122	435,752
Tutor Perini Corp	68,702	6,081,501
Valmont Industries Inc	30,139	14,155,083
WillScot Holdings Corp	281,308	5,823,076
		493,985,783
Electrical Equipment - 1.2%
374Water Inc (b)(c)	14,561	41,353
Acuity Inc	46,748	15,510,519
Allient Inc	23,312	2,191,561
American Superconductor Corp (c)	73,805	2,118,942
AMETEK Inc	356,662	83,876,203
Amprius Technologies Inc (c)	222,726	2,200,533
Array Technologies Inc (b)(c)	238,325	1,053,397
Atkore Inc	52,546	4,923,035
Babcock & Wilcox Enterprises Inc (c)	182,777	1,378,139
Beam Global (b)(c)	23,812	33,813
Blink Charging Co (c)	207,995	108,116
Bloom Energy Corp Class A (c)	406,832	83,929,442
Broadwind Inc (c)	31,420	135,106
ChargePoint Holdings Inc Class A (b)(c)	38,785	213,318
Dragonfly Energy Holdings Corp (b)(c)	14,238	15,662
Eaton Corp PLC	603,755	242,637,059
Emerson Electric Co	871,086	132,788,350
Energous Corp (b)(c)	9,186	101,781
Energy Focus Inc (c)	4,858	13,797
Energy Vault Holdings Inc Class A (b)(c)	184,083	625,882
EnerSys	57,326	10,539,958
Enovix Corp Class B (b)(c)	304,952	1,030,738
Eos Energy Enterprises Inc (b)(c)	527,956	1,700,018
Espey Mfg. & Electronics Corp	3,552	222,391
ESS Tech Inc Class A (c)	30,103	10,535
Expion Energy Inc (b)(c)	652	4,570
Fluence Energy Inc Class A (b)(c)	132,181	1,428,877
Flux Power Holdings Inc (c)	25,171	14,431
Forgent Power Solutions Inc Class A	299,939	9,160,137
FTC Solar Inc (c)	15,275	35,896
FuelCell Energy Inc (c)	98,990	1,705,598
GE Vernova Inc	417,829	375,431,891
Generac Holdings Inc (c)	91,837	17,024,743
GrafTech International Ltd (c)	24,763	178,294
Hubbell Inc	82,127	37,203,531
Hyliion Holdings Corp Class A (c)	199,074	690,787
KULR Technology Group Inc (b)(c)	65,134	164,138
LSI Industries Inc	57,471	1,125,857
NANO Nuclear Energy Inc (b)(c)	60,509	1,106,710
NeoVolta Inc (b)(c)	57,898	245,488
Net Power Inc Class A (c)	59,157	105,299
Nextpower Inc (c)	231,627	19,000,363
NuScale Power Corp Class A (b)(c)	333,769	3,094,039
nVent Electric PLC	251,065	37,848,049
Ocean Power Technologies Inc (b)(c)	281,682	48,787
Orion Energy Systems Inc (c)	5,070	116,534
Pioneer Power Solutions Inc (c)	17,624	51,638
Plug Power Inc (b)(c)	2,168,568	4,684,107
Polar Power Inc (b)(c)	2,928	4,069
Powell Industries Inc	44,315	7,964,735
Power Solutions International Inc (c)	10,577	384,051
Preformed Line Products Co	4,009	1,607,008
Regal Rexnord Corp	103,836	16,452,814
Rockwell Automation Inc	173,030	73,439,123
Sensata Technologies Holding PLC	226,286	9,284,515
SES AI Corp Class A (b)(c)	400,765	208,278
Shoals Technologies Group Inc (c)	258,973	1,792,093
SKYX Platforms Corp (c)	147,378	197,487
SolarMax Technology Inc (c)	3,820	11,134
Solidion Technology Inc Class A (b)(c)	2,933	23,053
Stardust Power Inc Class A (b)(c)	10,372	3,837
Stem Inc Class A (c)	14,356	82,116
Sunation Energy Inc (c)	5,194	11,998
SunPower Inc Class A (b)(c)	94,965	26,590
Sunrun Inc (c)	369,817	3,169,332
Tigo Energy Inc (c)	51,285	54,875
Ultralife Corp (c)	16,433	103,692
Vertiv Holdings Co Class A	597,103	154,482,488
Vicor Corp (c)	36,477	6,846,003
Westwater Resources Inc (c)	179,043	104,865
X-Energy Inc Class A (b)	72,270	1,333,382
Zeo Energy Corp Class A (c)	8,769	2,083
		1,375,459,033
Ground Transportation - 0.9%
ArcBest Corp	34,578	4,770,727
Armlogi Holding Corp (c)	7,801	2,290
Avis Budget Group Inc (b)(c)	26,348	3,886,067
Covenant Logistics Group Inc Class A	23,404	827,331
CSX Corp	2,889,417	145,944,453
Fedex Freight Holding Co Inc	169,510	22,670,267
Ftai Infrastructure Inc (b)	182,698	635,789
Heartland Express Inc	70,498	871,355
Hertz Global Holdings Inc (b)(c)	196,502	446,060
JB Hunt Transport Services Inc	115,723	30,720,985
Knight-Swift Transportation Holdings Inc	253,421	17,361,873
Landstar System Inc	52,925	9,559,843
Lyft Inc Class A (c)	591,210	9,991,449
Marten Transport Ltd	89,053	1,284,144
Norfolk Southern Corp	349,365	119,758,828
Old Dominion Freight Line Inc	284,440	56,876,622
PAMT CORP (c)	7,656	92,867
Proficient Auto Logistics Inc (c)	36,706	184,998
RXO Inc (c)	256,293	5,446,226
Ryder System Inc	60,002	14,668,089
Saia Inc (c)	41,658	14,794,006
Schneider National Inc Class B	77,085	2,660,203
Toppoint Holdings Inc (c)	10,498	1,847
U-Haul Holding Co (c)	16,323	1,099,354
U-Haul Holding Co Class N	152,701	9,111,669
Uber Technologies Inc (c)	3,165,055	239,436,411
Union Pacific Corp	923,314	277,612,820
Universal Logistics Holdings Inc	10,573	197,504
Werner Enterprises Inc	93,148	3,649,539
XPO Inc (c)	182,413	35,386,298
		1,029,949,914
Industrial Conglomerates - 0.2%
3M Co	811,111	139,373,203
DuPont de Nemours Inc	212,307	28,574,399
Honeywell International Inc	492,456	105,154,130
Hyperscale Data Inc Class A (c)	123,814	34,680
Hyperscale Data Inc Class B (d)	499	0
		273,136,412
Machinery - 1.9%
3D Systems Corp (b)(c)	229,510	752,793
AGCO Corp (b)	93,878	11,106,706
AgEagle Aerial Systems Inc (c)	99,374	111,299
AirJoule Technologies Corp Class A (b)(c)	50,079	226,858
Alamo Group Inc	16,774	2,760,665
Albany International Corp Class A	44,248	2,452,667
Alliance Laundry Holdings Inc	87,902	2,013,835
Allison Transmission Holdings Inc	128,674	16,175,609
Art's-Way Manufacturing Co Inc (c)	3,834	10,582
Astec Industries Inc	35,737	1,520,609
Atmus Filtration Technologies Inc (b)	127,455	6,019,700
Blue Bird Corp (c)	49,120	2,856,328
Caterpillar Inc	716,172	571,125,685
CECO Environmental Corp (c)	82,433	5,869,230
Chicago Rivet & Machine CO	963	10,087
ClearSign Technologies Corp (c)	7,139	31,412
CNH Industrial NV Class A	1,374,683	16,262,500
Columbus McKinnon Corp/NY	45,247	799,062
Commercial Vehicle Group Inc (c)	47,369	146,844
Crane Co	76,230	15,632,486
Cummins Inc	214,521	121,075,652
Deere & Co	390,680	255,860,239
Donaldson Co Inc	180,557	16,410,826
Douglas Dynamics Inc	36,134	1,484,023
Dover Corp	209,624	40,715,270
Eastern Co/The	8,930	243,253
Elmet Group Co/The (b)	14,497	237,896
Energy Recovery Inc (c)	80,590	621,349
Enerpac Tool Group Corp Class A	80,115	2,989,892
Enpro Inc	32,907	9,747,712
Esab Corp	89,617	6,755,329
ESCO Technologies Inc	40,226	10,982,905
Federal Signal Corp	94,777	11,088,909
Flowserve Corp	198,189	15,674,768
Fortive Corp (b)	473,975	27,888,689
Franklin Electric Co Inc	59,678	5,973,171
FreightCar America Inc (c)	21,896	150,863
Gates Industrial Corp Ltd	395,650	10,120,727
Gencor Industries Inc (c)	15,591	289,369
Gorman-Rupp Co/The	32,351	2,439,265
Graco Inc	258,344	20,003,576
Graham Corp (c)	16,983	1,481,087
Greenbrier Cos Inc/The	48,253	2,174,763
Helios Technologies Inc	51,251	3,742,348
Hillman Solutions Corp (c)	302,792	2,331,498
Hurco Cos Inc (c)	9,668	207,669
Hydrofarm Holdings Group Inc (b)(c)	4,748	4,339
Hyster-Yale Inc Class A	18,157	614,796
Hyzon Motors Inc Class A (b)(c)(d)	4,504	0
IDEX Corp	115,032	26,300,916
Illinois Tool Works Inc	407,702	112,268,900
Ingersoll Rand Inc	553,557	42,651,567
ITT Inc	138,799	27,800,052
JBT Marel Corp	80,877	9,452,095
Kadant Inc (b)	18,348	5,488,621
Kennametal Inc	118,454	3,475,440
L B Foster Co Class A (c)	14,996	562,500
Laser Photonics Corp (b)(c)	44,297	63,788
Lincoln Electric Holdings Inc	85,158	23,948,984
Lindsay Corp	16,181	1,859,359
LiqTech International Inc (c)	5,048	2,954
Manitowoc Co Inc/The (c)	55,370	1,075,285
Mayville Engineering Co Inc (c)	22,574	437,033
Microvast Holdings Inc (b)(c)	319,342	229,288
Middleby Corp/The (c)	64,740	7,175,782
Midera Food Processing Inc	64,454	3,021,604
Miller Industries Inc/TN	17,984	1,007,464
Mueller Industries Inc	343,938	21,465,171
Mueller Water Products Inc Class A1	243,222	5,871,379
Nauticus Robotics Inc (b)(c)	4,704	3,815
Nephros Inc (c)	9,528	40,780
NN Inc (c)	77,365	265,362
Nordson Corp	82,438	26,521,953
Omega Flex Inc	5,636	150,143
Oshkosh Corp	96,788	14,915,999
Otis Worldwide Corp	597,049	42,468,095
PACCAR Inc	818,696	101,624,734
Palladyne AI Corp Class A (b)(c)	56,500	322,615
Park-Ohio Holdings Corp	14,550	656,642
Parker-Hannifin Corp	196,091	192,059,369
Pentair PLC	251,977	15,234,529
Perma-Pipe International Holdings Inc (c)	12,678	347,758
Proto Labs Inc (c)	36,923	2,956,055
Rain Enhancement Technologies Holdco Inc Class A (b)(c)	3,683	3,332
RBC Bearings Inc (c)	48,956	24,196,993
Richtech Robotics Inc Class B (b)(c)	250,220	467,911
RYTHM Inc (b)(c)	1,704	39,039
Snap-on Inc	80,636	31,150,493
SPX Technologies Inc (c)	77,623	15,272,325
Standex International Corp	18,821	5,451,691
Stanley Black & Decker Inc	241,401	23,263,814
Symbotic Inc Class A (b)(c)	92,936	3,686,771
Taylor Devices Inc (c)	4,954	297,339
TechPrecision Corp (c)	13,766	76,126
Tennant CO	26,580	1,849,968
Terex Corp (b)	177,873	11,296,714
Timken Co/The	97,774	11,776,878
Titan International Inc (c)	74,065	532,527
Toro Co/The	150,990	14,768,332
Trinity Industries Inc	123,690	3,564,746
Twin Disc Inc	17,695	406,100
Velo3D Inc Class A (b)(c)	27,288	325,000
Venhub Global Inc	31,484	27,589
Wabash National Corp	63,691	859,192
Watts Water Technologies Inc Class A	42,666	15,605,090
Westinghouse Air Brake Technologies Corp	264,048	75,499,245
Worthington Enterprises Inc	48,342	2,776,764
Xos Inc (b)(c)	10,505	33,091
Xylem Inc/NY	369,851	40,724,294
Zone Frontier Inc Class B (c)	320,781	48,310
		2,202,920,845
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	59,744	1,567,085
Kirby Corp (c)	83,240	11,808,426
Matson Inc	46,878	10,538,643
Pangaea Logistics Solutions Ltd	53,030	430,604
Quanome Technologies Inc (b)(c)	11,145	3,767
		24,348,525
Passenger Airlines - 0.1%
Alaska Air Group Inc (c)	173,157	7,156,579
Allegiant Travel Co (c)	34,728	2,641,064
American Airlines Group Inc (c)	1,026,752	13,789,279
Delta Air Lines Inc	1,016,746	79,306,189
flyExclusive Inc Class A (c)	21,611	25,285
Frontier Group Holdings Inc (c)	131,881	751,722
Jet.AI Inc Class A (c)	2,946	4,448
JetBlue Airways Corp (c)	461,777	2,124,174
Joby Aviation Inc Class A (b)(c)	963,011	6,586,995
Republic Airways Holdings Inc (c)	31,705	551,984
SkyWest Inc (c)	61,684	5,839,007
Southwest Airlines Co	760,026	29,283,802
Surf Air Mobility Inc (b)(c)	127,736	89,735
United Airlines Holdings Inc (c)	504,551	54,486,463
Volato Group Inc Class A (b)(c)	5,726	1,331
Wheels Up Experience Inc Class A (b)(c)	7,076	31,276
		202,669,333
Professional Services - 0.6%
Alight Inc Class A	36,698	525,148
Amentum Holdings Inc (c)	241,635	4,830,284
Andersen Group Inc Class A	27,556	1,535,971
Asure Software Inc (c)	39,879	363,696
Automatic Data Processing Inc	621,537	177,859,029
Barrett Business Services Inc	38,775	1,333,860
BGSF Inc	16,323	87,328
BlackSky Technology Inc Class A (b)(c)	48,711	1,125,224
Booz Allen Hamilton Holding Corp Class A	187,931	14,216,980
Broadridge Financial Solutions Inc	180,159	32,857,398
CACI International Inc (c)	34,439	21,455,841
Cbiz Inc (c)	74,497	4,059,342
Clarivate PLC (b)(c)	664,334	1,361,885
Concentrix Corp (b)	67,630	2,035,663
Conduent Inc (c)	238,434	410,106
CRA International Inc	10,053	1,754,249
Cycurion Inc	500	1,835
DLH Holdings Corp (c)	17,662	76,741
Equifax Inc	184,859	34,967,928
ExlService Holdings Inc (c)	237,355	9,038,478
Exponent Inc	76,404	5,425,448
Falcon's Beyond Global Inc Class A (b)(c)	25,103	224,421
First Advantage Corp (b)(c)	140,930	2,962,349
Forrester Research Inc (c)	17,470	214,881
Franklin Covey Co (b)(c)	14,566	296,418
FTI Consulting Inc (c)	45,995	6,925,467
GEE Group Inc (c)	132,847	34,089
Genpact Ltd	246,356	9,356,601
HireQuest Inc	8,642	137,926
Huron Consulting Group Inc (c)	23,606	3,774,363
ICF International Inc	28,254	2,517,431
Innodata Inc (c)	50,571	2,853,216
Insperity Inc	56,122	2,994,109
Jacobs Solutions Inc	183,482	27,347,992
KBR Inc	197,163	7,393,613
Kelly Services Inc Class A	47,830	822,676
Kforce Inc	24,466	1,408,752
Korn Ferry	81,464	6,969,245
Legalzoom.com Inc (c)	174,504	1,087,160
Leidos Holdings Inc	195,987	27,479,337
ManpowerGroup Inc	72,325	4,552,859
Mastech Digital Inc (c)	7,483	55,674
Maximus Inc	81,510	4,708,833
Mistras Group Inc (c)	28,196	528,957
Mobility Global Inc	472,602	9,593,821
Nixxy Inc (c)	29,834	18,778
Parsons Corp (c)	82,799	4,027,343
Paychex Inc	501,342	63,840,891
Paycom Software Inc	64,744	15,480,290
Paylocity Holding Corp (c)	67,151	10,758,933
Planet Labs PBC Class A (c)	457,159	9,074,606
Professional Diversity Network Inc (c)	4,816	607
Public Policy Holding Co Inc (United States) (e)	6,442	69,831
Rcm Technologies Inc (c)	7,239	301,142
Resolute Holdings Management Inc (b)(c)	5,512	746,986
Resources Connection Inc	50,474	211,486
Robert Half Inc (b)	156,224	7,083,196
Science Applications International Corp	67,108	8,604,588
ShiftPixy Inc (c)(d)	4	0
Skillsoft Corp Class A (b)(c)	7,763	53,409
Spire Global Inc Class A (b)(c)	55,770	740,068
SS&C Technologies Holdings Inc	321,604	26,683,484
Staffing 360 Solutions Inc (c)(d)	973	0
Star Equity Holdings Inc (c)	4,349	46,534
TIC Solutions Inc (c)	281,142	2,668,038
TransUnion	299,219	25,406,685
TriNet Group Inc	44,064	3,097,259
TrueBlue Inc (c)	47,016	493,198
TTEC Holdings Inc (c)	30,394	40,728
UL Solutions Inc Class A (b)	121,301	9,039,351
Upwork Inc (b)(c)	190,536	1,720,540
Verisk Analytics Inc	203,549	39,443,726
Verra Mobility Corp Class A (c)	233,203	1,033,089
Where Food Comes From Inc (c)	3,917	51,704
Willdan Group Inc (c)	22,177	1,950,467
		672,249,581
Trading Companies & Distributors - 0.5%
Alta Equipment Group Inc Class A (c)	33,128	195,455
Applied Industrial Technologies Inc	57,479	18,622,046
BlueLinx Holdings Inc (c)	12,126	965,593
Boise Cascade Co	54,760	4,271,828
Capstone Holding Corp (c)	3,674	680
Core & Main Inc Class A (c)	292,773	12,577,528
Custom Truck One Source Inc Class A (c)	95,172	876,534
Distribution Solutions Group Inc (c)	9,654	335,863
DNOW Inc (c)	283,488	4,544,313
DXP Enterprises Inc/TX (c)	19,450	3,651,349
EquipmentShare.com Inc Class A (c)	47,376	834,291
EVI Industries Inc	7,898	110,651
Fastenal Co	1,786,064	88,070,816
Ferguson Enterprises Inc	301,447	67,677,866
FGI Industries Ltd (c)	677	4,786
GATX Corp	55,371	9,686,049
Global Industrial Co	21,837	853,827
Herc Holdings Inc	47,747	7,273,778
Hudson Technologies Inc (c)	57,753	308,401
Karat Packaging Inc	13,459	641,187
McGrath RentCorp	38,219	4,297,344
MSC Industrial Direct Co Inc Class A	71,400	8,488,032
NPK International Inc (c)	131,108	1,741,114
QXO Inc (b)(c)	1,294,944	17,196,856
Rush Enterprises Inc Class A	93,686	7,197,896
Rush Enterprises Inc Class B	13,956	1,084,939
SiteOne Landscape Supply Inc (c)	68,860	6,784,776
Sunbelt Rentals Holdings Inc (b)	637,851	46,103,870
Titan Machinery Inc (c)	31,376	645,404
Transcat Inc (c)	14,400	1,245,456
United Rentals Inc	97,408	101,109,505
Watsco Inc (b)	54,661	16,935,071
Wesco International Inc	75,601	25,734,580
Willis Lease Finance Corp (b)	14,715	796,523
WW Grainger Inc	67,572	88,484,859
Xometry Inc Class A (c)	74,338	6,890,389
		556,239,455
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (c)	273	371
Sky Harbour Group Corp Class A (c)	37,926	399,740
		400,111
TOTAL INDUSTRIALS		10,919,142,718
Information Technology - 35.6%
Communications Equipment - 1.2%
ADTRAN Holdings Inc (c)	116,399	902,092
Applied Optoelectronics Inc (b)(c)	117,641	12,668,759
Arista Networks Inc (c)	1,605,578	314,195,559
Aviat Networks Inc (c)	18,115	361,032
BK Technologies Corp (c)	5,841	422,713
Calix Inc (c)	90,176	3,437,509
Ciena Corp (c)	219,764	84,125,659
Cisco Systems Inc	6,142,336	678,666,705
Clearfield Inc (c)	17,652	512,085
ClearOne Inc (c)	1,162	6,053
Comtech Telecommunications Corp (c)	44,643	75,447
Digi International Inc (c)	58,735	4,401,601
Extreme Networks Inc (c)	204,202	4,592,503
F5 Inc (c)	87,646	35,683,316
Franklin Wireless Corp	13,376	33,172
Genasys Inc (c)	65,923	95,588
Harmonic Inc (c)	169,561	2,031,341
Inseego Corp (b)(c)	18,485	77,267
KVH Industries Inc (b)(c)	20,610	155,812
Lantronix Inc (c)	54,395	288,294
Lumentum Holdings Inc (c)	120,946	110,636,563
Motorola Solutions Inc	258,166	125,287,960
Netgear Inc (c)	41,908	886,773
NetScout Systems Inc (c)	105,550	4,098,507
Network-1 Technologies Inc	19,767	30,638
Ondas Inc (b)(c)	770,832	5,900,719
Optical Cable Corp (b)(c)	9,172	123,088
Ribbon Communications Inc (c)	140,106	278,811
Ubiquiti Inc (b)	6,588	3,887,052
Viasat Inc (c)	210,985	14,192,961
Viavi Solutions Inc (c)	364,849	13,240,370
Vistance Networks Inc	349,592	2,205,926
		1,423,501,875
Electronic Equipment, Instruments & Components - 1.0%
908 Devices Inc (c)	45,006	480,214
Acorn Energy Inc (c)	2,332	44,634
ADI Global Distribution Inc	108,241	2,367,231
Advanced Energy Industries Inc	58,976	16,328,095
Aeva Technologies Inc (c)	45,499	712,514
AEye Inc Class A (c)	69,708	80,164
Airgain Inc (c)	16,042	84,381
AMC Robotics Corp (c)	7,294	29,176
Amphenol Corp Class A	1,913,024	303,309,956
AmpliTech Group Inc (b)(c)	34,895	117,596
Arlo Technologies Inc (c)	168,070	2,210,121
Arrow Electronics Inc (c)	79,437	16,239,306
Astrotech Corp (c)	1,978	14,182
Avnet Inc	127,794	11,445,231
Badger Meter Inc (b)	45,349	6,143,429
Bel Fuse Inc Class A	2,767	566,598
Bel Fuse Inc Class B	18,559	4,626,295
Belden Inc	60,629	6,939,595
Benchmark Electronics Inc	55,629	3,909,606
CDW Corp/DE	199,189	30,193,069
Cemtrex Inc (b)(c)	981	2,560
Climb Global Solutions Inc	25,515	727,943
Coda Octopus Group Inc (c)	6,503	65,355
Cognex Corp	258,335	15,748,102
Coherent Corp (c)	304,085	84,483,936
Corning Inc	1,217,687	181,106,589
CPS Technologies Corp (b)(c)	20,939	81,453
Crane NXT Co (b)	76,891	3,759,970
CTS Corp	44,337	2,503,710
Daktronics Inc (c)	63,676	1,243,592
Data I/O Corp (c)	17,121	49,480
ePlus Inc	40,484	3,561,377
Evolv Technologies Holdings Inc Class A (c)	223,830	1,166,154
Flex Ltd (c)	571,293	62,413,760
Focus Universal Inc (b)(c)	124	1,221
Forward Industries Inc	93,257	591,249
Frequency Electronics Inc (b)(c)	10,976	661,304
Identiv Inc (c)	34,959	98,235
Insight Enterprises Inc (c)	47,008	7,381,196
Interlink Electronics Inc	7,176	41,764
IPG Photonics Corp (c)	39,590	3,012,007
Itron Inc (c)	68,954	6,689,228
Jabil Inc	163,932	50,041,882
Key Tronic Corp (c)	13,448	33,754
Keysight Technologies Inc (c)	266,594	86,029,884
Kimball Electronics Inc (c)	36,889	871,318
Knowles Corp (c)	132,798	4,539,036
LGL Group Inc/The (c)	11,979	89,124
LightPath Technologies Inc Class A (b)(c)	87,958	884,857
Lightwave Logic Inc (b)(c)	233,184	1,266,189
Littelfuse Inc	39,253	16,179,302
M-Tron Industries Inc (c)	6,135	467,242
Methode Electronics Inc (b)	55,500	1,011,765
MicroVision Inc (b)(c)	30,346	54,926
Mirion Technologies Inc Class A (b)(c)	379,801	5,723,601
MultiSensor AI Holdings Inc (c)	1,347	7,018
Napco Security Technologies Inc	55,446	2,009,363
Neonode Inc (c)	20,444	18,095
nLight Inc (c)	87,645	3,704,754
Nortech Systems Inc (c)	1,742	20,033
Novanta Inc (b)(c)	55,296	8,085,381
OSI Systems Inc (c)	24,059	5,002,107
Ouster Inc Class A (b)(c)	104,669	3,604,800
PC Connection Inc	17,514	1,398,843
Plexus Corp (c)	41,727	9,992,365
Powerfleet Inc NJ (b)(c)	185,224	555,672
Ralliant Corp	173,876	10,733,365
Research Frontiers Inc (c)	39,129	18,277
RF Industries Ltd (c)	15,118	159,344
Richardson Electronics Ltd/United States	19,846	343,733
Rogers Corp (c)	25,792	3,238,701
Sanmina Corp (c)	83,176	16,362,383
ScanSource Inc (c)	29,037	1,657,722
SmartRent Inc Class A (c)	277,811	369,489
Sono-Tek Corp (c)	19,600	104,076
Syntec Optics Holdings Inc Class A (b)(c)	14,892	121,965
TD SYNNEX Corp	116,167	29,372,826
Teledyne Technologies Inc (c)	72,101	44,194,308
TTM Technologies Inc (c)	161,981	19,262,781
Universal Safety Products Inc	3,108	15,726
Vishay Intertechnology Inc (b)	217,420	6,616,091
Vishay Precision Group Inc (c)	19,028	1,176,121
Vontier Corp	218,527	7,038,755
Vuzix Corp (c)	111,074	289,903
Wrap Technologies Inc (b)(c)	62,743	102,271
Zebra Technologies Corp Class A (c)	74,275	26,259,926
		1,150,260,652
IT Services - 1.1%
Accenture PLC Class A	954,427	181,112,069
AIB Data Centers Inc	16,144	18,404
Akamai Technologies Inc (c)	226,644	24,618,071
Applied Digital Corp (b)(c)	396,830	10,083,450
Backblaze Inc Class A (c)	92,892	1,312,564
BigBear.ai Holdings Inc (b)(c)	740,946	2,319,161
Boost Run Inc Class A	20,048	349,437
Brand Engagement Network Inc Class A (c)	6,304	70,983
Brightline Interactive Inc (c)	21,363	20,758
Castellum Inc (b)(c)	115,890	69,986
ChronoScale Holdings Corp (b)(c)	5,097	92,663
CISO Global Inc (c)	46,992	10,761
Cloudastructure Inc Class A (b)(c)	881	4,361
Cloudflare Inc Class A (c)	496,757	151,565,528
Cognizant Technology Solutions Corp Class A	735,891	47,523,841
Commerce.com Inc (c)	107,904	260,049
CoreWeave Inc Class A (b)(c)	411,802	34,957,872
Crexendo Inc (c)	29,267	179,699
CSP Inc	10,386	82,153
Data Storage Corp (c)	2,770	8,393
DigitalOcean Holdings Inc (c)	126,911	14,047,779
DXC Technology Co (c)	253,630	2,866,019
EPAM Systems Inc (c)	81,609	9,615,988
Everforth Inc (c)	63,321	2,052,867
Fastly Inc Class A (c)	228,510	5,207,743
Fusemachines Inc (b)	14,089	9,721
Gartner Inc (b)(c)	104,344	20,671,590
GoDaddy Inc Class A (c)	206,321	20,194,699
Grid Dynamics Holdings Inc (c)	100,428	801,415
Hackett Group Inc/The (b)	36,605	410,342
IBM Corporation	1,461,397	341,776,917
Information Services Group Inc	53,130	272,026
Intelligent Protection Management Corp (c)	8,477	16,106
Kyndryl Holdings Inc (c)	349,968	4,707,070
MongoDB Inc Class A (c)	124,884	56,618,659
Okta Inc Class A (c)	260,415	45,062,212
Rackspace Technology Inc (b)(c)	162,572	508,850
Research Solutions Inc/CA (c)	38,424	86,454
Snowflake Inc (c)	537,423	178,118,105
TSS Inc/MD (b)(c)	36,280	285,524
Tucows Inc Class A (c)	13,920	147,274
Twilio Inc Class A (c)	235,895	55,583,939
Unisys Corp (c)	107,956	291,481
VeriSign Inc	127,291	36,695,449
Whitefiber Inc (b)(c)	15,072	285,162
WidePoint Corp (b)(c)	12,617	128,441
XTI Aerospace Inc (c)	65,852	88,900
		1,251,210,935
Semiconductors & Semiconductor Equipment - 15.8%
Advanced Micro Devices Inc (c)	2,535,657	1,193,584,463
Aehr Test Systems (c)	45,938	3,641,505
Aeluma Inc (b)(c)	18,702	244,996
Alpha & Omega Semiconductor Ltd (c)	38,366	946,106
Ambarella Inc (c)	64,637	4,484,515
Ambiq Micro Inc (c)	14,318	834,883
Amkor Technology Inc	178,093	8,423,799
Amtech Systems Inc (c)	18,393	268,906
Analog Devices Inc	758,877	274,819,717
Applied Materials Inc	1,233,943	565,627,132
Ascent Solar Technologies Inc (c)	17,806	51,281
Astera Labs Inc (c)	208,491	61,917,657
Atomera Inc (b)(c)	61,709	256,709
Axcelis Technologies Inc (c)	47,504	5,478,636
AXT Inc (c)	93,026	5,638,306
Blaize Holdings Inc Class A (b)(c)	116,396	56,755
Broadcom Inc	7,362,904	2,726,777,868
Cerebras Systems Inc Class A (c)	53,837	9,918,929
CEVA Inc (c)	43,008	1,163,366
Cirrus Logic Inc (c)	78,751	8,624,022
Cohu Inc (c)	72,428	3,338,931
Credo Technology Group Holding Ltd (c)	253,126	57,254,570
CVD Equipment Corp (c)	7,919	53,849
Diodes Inc (c)	71,104	6,456,243
Enphase Energy Inc (c)	205,919	7,499,570
Entegris Inc	237,949	32,192,120
Everspin Technologies Inc (c)	29,481	479,066
First Solar Inc (c)	167,567	33,831,777
FormFactor Inc (c)	120,782	12,151,877
GCT Semiconductor Holding Inc Class A (b)(c)	116,294	209,329
GSI Technology Inc (b)(c)	48,263	267,377
Ichor Holdings Ltd (c)	53,816	2,882,923
Ideal Power Inc (c)	20,903	102,425
Impinj Inc (c)	42,127	7,343,579
Intel Corp (c)	7,680,745	687,503,485
inTEST Corp (c)	20,358	219,866
IonQ Inc (b)(c)	601,266	23,635,766
KLA Corp	2,031,011	356,340,880
Kopin Corp (b)(c)	276,180	1,226,239
Lam Research Corp	1,944,386	586,212,935
Lattice Semiconductor Corp (c)	212,265	24,482,645
MACOM Technology Solutions Holdings Inc (c)	102,341	27,000,626
Marvell Technology Inc	1,361,284	288,129,371
MaxLinear Inc (c)	130,957	7,845,634
Microchip Technology Inc	844,032	61,994,150
Micron Technology Inc	1,753,713	1,681,337,265
MKS Inc	105,353	26,995,653
Mobix Labs Inc Class A (b)(c)	12,085	15,952
Monolithic Power Systems Inc	76,313	96,747,332
Navitas Semiconductor Corp Class A (c)	312,288	3,619,418
NVE Corp (b)	7,415	742,390
NVIDIA Corp	37,665,918	8,315,881,377
ON Semiconductor Corp (c)	611,285	45,290,106
Onto Innovation Inc (c)	77,633	20,744,314
PDF Solutions Inc (c)	58,849	2,617,604
Penguin Solutions Inc (c)	72,062	3,536,803
Peraso Inc (c)	9,716	5,792
Photronics Inc (c)	91,571	2,576,808
Power Integrations Inc	86,625	4,450,793
Qnity Electronics Inc	325,088	38,825,260
Qorvo Inc (c)	123,977	11,911,710
QUALCOMM Inc	1,638,800	279,382,624
QuickLogic Corp (c)	25,686	275,611
Rambus Inc (c)	168,808	14,633,966
Rigetti Computing Inc Class A (b)(c)	519,406	8,133,898
Semtech Corp (c)	145,297	19,318,689
Silicon Laboratories Inc (c)	51,249	11,226,093
SiTime Corp (c)	34,593	19,559,574
Skyworks Solutions Inc (b)	234,343	15,703,324
SolarEdge Technologies Inc (b)(c)	94,529	3,043,834
Synaptics Inc (b)(c)	59,986	5,801,846
T1 Energy Inc (b)(c)	325,502	1,448,484
Teradyne Inc	244,100	85,393,503
Texas Instruments Inc	1,414,928	369,168,864
Trio-Tech International (b)(c)	11,134	111,340
Ultra Clean Holdings Inc (c)	69,905	4,741,656
Universal Display Corp	67,711	5,631,524
Veeco Instruments Inc (c)	94,651	4,193,039
Wolfspeed Inc	47,365	1,297,801
		18,205,779,031
Software - 9.0%
8x8 Inc (c)	211,747	398,084
A10 Networks Inc	111,310	2,826,161
ACCESS Newswire Inc (c)	4,699	25,610
ACI Worldwide Inc (c)	157,483	8,390,694
Adeia Inc	171,313	4,322,227
Adobe Inc (c)	628,165	183,920,430
Agilysys Inc (c)	39,538	4,602,619
Airship AI Holdings Inc Class A (b)(c)	33,607	71,583
Alarm.com Holdings Inc (c)	76,664	4,412,780
Alkami Technology Inc (b)(c)	124,836	2,546,654
Alpha Modus Holdings Inc Class A (b)(c)	1,296	3,188
American Bitcoin Corp Class A (b)(c)	29,974	241,890
Amplitude Inc Class A (c)	147,572	2,080,765
Appfolio Inc Class A (b)(c)	37,576	8,800,675
Appian Corp Class A (c)	61,833	2,655,727
Arteris Inc (c)	51,421	1,125,091
Asana Inc Class A (b)(c)	150,202	1,541,073
Atlassian Corp Class A (c)	248,992	48,346,777
Auddia Inc (c)	296	292
AudioEye Inc (c)	12,801	94,343
Aurora Innovation Inc Class A (b)(c)	1,965,557	11,066,086
authID Inc (c)	17,450	7,861
Autodesk Inc (c)	327,966	84,789,050
AvePoint Inc Class A (c)	213,346	2,969,776
Aware Inc/MA (c)	21,467	25,760
Banzai International Inc Class A (b)(c)	829	912
Bentley Systems Inc Class B (b)	232,753	8,553,673
BILL Holdings Inc (c)	138,719	6,829,136
Bit Digital Inc (c)	514,685	736,000
BitMine Immersion Technologies Inc (b)	887,473	22,470,816
Blackbaud Inc (c)	54,720	2,629,843
BlackLine Inc (c)	75,699	2,514,721
Blend Labs Inc Class A (c)	324,371	502,775
Box Inc Class A (c)	212,788	7,613,555
Braze Inc Class A (c)	153,393	5,221,498
Bridgeline Digital Inc (c)	13,980	13,980
BTCS Inc	55,707	75,762
Btcs Inc Series V (d)	7,098	0
C3.ai Inc Class A (b)(c)	201,881	2,184,352
Cadence Design Systems Inc (c)	428,734	145,246,505
Ccc Intelligent Solutions Holdings Inc Class A (c)	834,826	6,227,802
Cerence Inc (c)	71,033	599,519
CID Holdco Inc (b)(c)	411	1,430
Cipher Digital Inc (b)(c)	472,501	7,323,766
Circle Internet Group Inc Class A (b)(c)	89,681	8,569,020
Cleanspark Inc (b)(c)	402,256	4,674,215
Clear Secure Inc Class A	142,288	6,282,015
Commvault Systems Inc (c)	63,858	8,781,752
Consensus Cloud Solutions Inc (c)	28,395	1,086,109
Core Scientific Inc (c)	496,560	8,093,928
Crowdstrike Holdings Inc Class A (c)	1,583,098	365,695,638
CS Disco Inc (c)	38,518	168,709
CXApp Inc Class A (b)(c)	451	1,651
CYNGN Inc (b)(c)	17,027	17,878
D-Wave Quantum Inc (b)(c)	570,755	9,816,986
Daily Journal Corp (b)(c)	1,415	881,453
Datacentrex Inc (c)	49,075	108,947
Datadog Inc Class A (c)	514,286	121,906,353
Digimarc Corp (b)	26,716	159,762
Digital Turbine Inc (c)	166,614	1,792,767
Docusign Inc (c)	303,115	20,087,431
Dolby Laboratories Inc Class A	93,729	5,769,957
Domo Inc Class B (b)(c)	63,834	241,293
Dropbox Inc Class A (c)	232,560	8,183,786
Duos Technologies Group Inc (b)(c)	36,422	337,996
Dynatrace Inc (c)	459,134	25,064,125
eGain Corp (c)	26,555	198,100
Elastic NV (c)	141,862	13,838,638
EverCommerce Inc (b)(c)	27,451	243,490
Exodus Movement Inc Class A (b)(c)	8,881	67,496
Expensify Inc Class A (c)	101,112	254,802
Fair Isaac Corp (c)	36,038	41,343,154
Five9 Inc (b)(c)	118,841	4,107,145
Fortinet Inc (c)	968,106	165,478,359
Freshworks Inc Class A (c)	332,617	4,630,029
Gen Digital Inc	853,905	26,471,055
Gitlab Inc Class A (c)	226,568	10,544,475
Gloo Holdings Inc Class A	15,981	52,897
Guidewire Software Inc (c)	132,086	27,044,609
HubSpot Inc (c)	79,888	20,879,528
Hut 8 Corp (United States) (c)	156,308	12,292,061
I3 Verticals Inc Class A (b)(c)	26,898	431,713
Intapp Inc (c)	82,343	3,571,216
Intellicheck Inc (c)	30,224	83,569
Intellinetics Inc (c)	3,626	20,025
InterDigital Inc (b)	40,132	13,445,424
Intrusion Inc (c)	25,745	23,171
Intuit Inc	429,850	154,445,105
Inuvo Inc (c)	18,527	12,969
Iveda Solutions Inc (b)(c)	7,395	2,122
Kaltura Inc (c)	134,973	213,257
Keel Infrastructure Corp (b)	804,634	2,534,597
Klaviyo Inc Class A (c)	218,893	4,504,818
Life360 Inc (b)(c)	125,890	5,395,645
LivePerson Inc (c)	16,117	49,963
LiveRamp Holdings Inc (c)	97,669	3,684,075
Manhattan Associates Inc (c)	92,334	20,608,025
MARA Holdings Inc (b)(c)	592,442	6,380,600
Marin Software Inc (c)(d)	3,318	1,614
Microsoft Corp	11,552,029	5,860,228,792
Mitek Systems Inc (c)	69,842	1,289,283
MyseumAI Inc (c)	5,765	15,738
N-able Inc/US (b)(c)	116,670	464,347
nCino Inc (c)	153,705	3,473,733
NCR Voyix Corp (b)(c)	215,626	1,806,946
Netskope Inc Class A (b)(c)	291,074	4,456,343
NetSol Technologies Inc (c)	15,007	62,729
NextNav Inc Class A (c)	140,007	2,221,911
NextTrip Inc (c)	17,395	24,875
Nutanix Inc Class A (c)	413,423	28,348,415
OneSpan Inc	58,554	967,312
Ooma Inc (c)	39,139	886,107
Oracle Corp	2,638,536	393,458,488
PagerDuty Inc (c)	119,324	1,687,241
Palantir Technologies Inc Class A (c)	3,570,238	665,420,958
Palo Alto Networks Inc (c)	1,261,053	481,886,183
PAR Technology Corp (b)(c)	64,493	1,212,468
Pegasystems Inc	140,472	5,170,774
Phunware Inc (c)	28,325	58,916
Pivotal Software Inc rights (c)(d)	63,695	0
Pixelworks Inc (c)	8,302	57,035
PowerCompute Inc (b)(c)	271	309
Procore Technologies Inc (b)(c)	181,508	11,384,182
Progress Software Corp (c)	65,179	3,015,832
PTC Inc (c)	179,094	27,892,100
Q2 Holdings Inc (c)	97,199	6,321,823
Qualys Inc (c)	55,028	10,242,912
Rank One Computing Corp	6,116	25,504
Rapid7 Inc (c)	91,629	1,233,326
reAlpha Tech Corp (b)(c)	5,277	8,338
Red Violet Inc (c)	20,739	1,517,265
Rekor Systems Inc (b)(c)	199,726	110,728
ReposiTrak Inc (b)	19,353	155,018
Rimini Street Inc (c)	72,124	404,616
RingCentral Inc Class A (b)	115,679	8,053,572
Riot Platforms Inc (c)	503,739	9,568,522
Roper Technologies Inc	156,822	66,592,894
Rubrik Inc Class A (c)	251,043	23,357,041
SailPoint Inc (b)(c)	114,855	2,361,419
Salesforce Inc	1,271,674	327,506,922
Samsara Inc Class A (c)	575,582	23,512,525
SentinelOne Inc Class A (c)	521,186	11,518,211
ServiceNow Inc (c)	1,603,193	237,256,532
ServiceTitan Inc Class A (b)(c)	91,923	9,012,131
Silvaco Group Inc (c)	14,838	102,976
Smith Micro Software Inc (c)	4,889	14,031
Soluna Holdings Inc (b)(c)	106,604	115,132
SoundHound AI Inc Class A (b)(c)	621,490	4,449,868
SoundThinking Inc (c)	14,610	94,088
Sprinklr Inc Class A (c)	175,410	1,440,116
Sprout Social Inc Class A (c)	85,351	971,294
SPS Commerce Inc (c)	56,914	4,860,456
Strategy Inc Class A (c)	516,021	68,599,832
Synopsys Inc (c)	297,808	130,913,419
T Stamp Inc Class A (b)(c)	8,335	25,422
Tao Synergies Inc (b)(c)	9,860	38,947
TaoWeave Inc (c)	2,782	3,784
Telos Corp (c)	84,813	408,799
Tenable Holdings Inc (c)	171,285	6,534,523
Teradata Corp (c)	147,171	4,267,959
Terawulf Inc (b)(c)	626,725	9,482,349
Thryv Holdings Inc (c)	64,678	123,535
TON Strategy Co (c)	71,062	241,611
Trimble Inc (c)	361,133	21,646,312
Tyler Technologies Inc (c)	65,752	24,474,209
UiPath Inc Class A (b)(c)	665,817	12,430,803
Unity Software Inc (c)	544,698	22,931,786
Upland Software Inc (c)	3,469	15,090
Varonis Systems Inc (c)	177,973	7,789,878
Veea Inc Class A (c)	1,137	2,047
Veritone Inc (b)(c)	124,531	98,840
Vertex Inc Class A (c)	114,183	1,616,831
Via Transportation Inc Class A (c)	16,613	464,001
Viant Technology Inc Class A (c)	31,858	410,331
Vida Global Inc Class A	6,284	17,218
VirnetX Holding Corp (c)	5,544	65,419
Vulcan Infrastructure and Power Inc Class A (c)	18,488	31,984
Weave Communications Inc (c)	106,735	780,233
Workday Inc Class A (c)	317,728	62,735,394
Workiva Inc Class A (c)	81,173	6,493,840
Xperi Inc (c)	74,560	442,886
Yext Inc (b)(c)	131,951	893,308
Zeta Global Holdings Corp Class A (c)	320,833	9,936,198
Zoom Communications Inc Class A (c)	414,873	40,109,922
Zscaler Inc (c)	160,554	30,245,965
		10,445,157,710
Technology Hardware, Storage & Peripherals - 7.5%
Ainos Inc (c)	19,819	27,747
Apple Inc	22,840,773	7,237,098,925
Corsair Gaming Inc (b)(c)	73,983	898,893
Corvex Inc (b)	2,990	32,741
CPI Card Group Inc (c)	9,543	276,461
Dell Technologies Inc Class C	449,755	205,092,778
Diebold Nixdorf Inc (c)	53,730	3,645,043
DNA X Inc (b)(c)	1,057	3,868
Eastman Kodak Co (c)	110,386	991,266
Everpure Inc Class A (c)	492,276	45,757,054
Foxx Development Holdings Inc (c)	2,049	5,430
GPGI Inc Class A	279,471	3,694,607
Hewlett Packard Enterprise Co	2,062,266	107,732,776
HP Inc (b)	1,425,972	42,807,679
Immersion Corp	42,710	323,742
Infleqtion Inc Class A (b)(c)	234,073	3,059,334
NetApp Inc	306,505	56,792,311
One Stop Systems Inc (c)	35,076	365,492
Quantum Computing Inc (b)(c)	296,382	2,439,224
Quantum Corp (c)	24,167	587,983
Sandisk Corp (c)	230,278	360,776,543
Seagate Technology Holdings PLC	348,622	288,791,492
Socket Mobile Inc (b)(c)	6,519	4,185
Super Micro Computer Inc (b)(c)	877,532	32,714,393
TransAct Technologies Inc (c)	19,102	94,937
Turtle Beach Corp (b)(c)	22,539	288,725
Virtuix Holdings Inc Class A	31,270	41,589
Western Digital Corp	535,899	241,449,294
Xerox Holdings Corp (b)	192,800	622,744
Xerox Holdings Corp warrants 2/14/2028 (c)	1,000	338
		8,636,417,594
TOTAL INFORMATION TECHNOLOGY		41,112,327,797
Materials - 2.1%
Chemicals - 1.1%
AdvanSix Inc	41,745	701,733
Air Products and Chemicals Inc	346,325	107,173,735
Albemarle Corp	183,938	24,826,112
Alto Ingredients Inc (c)	120,747	478,158
American Vanguard Corp (c)	42,097	92,613
Arq Inc (c)	48,583	102,996
Ascent Industries Co (c)	9,890	150,031
Ashland Inc (b)	71,070	5,211,563
ASP Isotopes Inc (b)(c)	172,267	692,513
Aspen Aerogels Inc (c)	109,196	538,336
Avient Corp	142,794	6,291,504
Axalta Coating Systems Ltd (c)	333,375	12,141,518
Balchem Corp	50,025	8,798,897
Cabot Corp	80,426	6,652,034
Celanese Corp	170,407	7,750,110
CF Industries Holdings Inc	239,484	31,140,105
Chemours Co/The	233,707	3,636,481
Core Molding Technologies Inc (c)	11,723	293,661
Corteva Inc	1,040,089	88,022,732
Dow Inc	1,120,012	34,182,766
Eastman Chemical Co	177,422	12,852,450
Ecolab Inc	393,853	111,539,170
Ecovyst Inc (c)	168,742	1,716,106
Element Solutions Inc	357,635	12,710,348
Flotek Industries Inc (b)(c)	21,871	518,780
FMC Corp	194,774	2,245,744
Hawkins Inc	32,315	3,886,525
HB Fuller Co	84,536	4,645,253
Huntsman Corp	255,293	2,445,707
Ingevity Corp (c)	53,604	3,714,221
Innospec Inc	38,247	3,589,863
International Flavors & Fragrances Inc (b)	396,687	34,245,989
Intrepid Potash Inc (c)	16,133	623,863
Koppers Holdings Inc	29,869	1,370,091
Kronos Worldwide Inc	33,888	298,892
Linde PLC	718,927	351,972,282
LSB Industries Inc (c)	83,204	887,787
LyondellBasell Industries NV Class A1	402,769	26,212,207
Mativ Holdings Inc	85,687	1,018,818
Minerals Technologies Inc	48,185	3,417,280
Mosaic Co/The	497,152	11,991,306
NewMarket Corp	11,907	10,688,914
Northern Technologies International Corp	11,369	91,066
Novusterra Inc (c)(d)	6,247	0
Olin Corp	177,150	3,082,410
Origin Materials Inc Class A (c)(d)	6,644	6,312
Perimeter Solutions Inc (c)	241,030	7,351,415
PPG Industries Inc	346,455	38,861,857
PureCycle Technologies Inc (b)(c)	220,390	1,439,147
Quaker Chemical Corp (b)	21,277	3,527,727
Rayonier Advanced Materials Inc (c)	105,203	903,694
RPM International Inc	198,116	20,623,876
Scotts Miracle-Gro Co/The	70,320	4,205,136
Sensient Technologies Corp	66,187	8,931,274
Sherwin-Williams Co/The	356,557	120,805,078
Solesence Inc (c)	25,503	22,955
Solstice Advanced Materials Inc	247,782	15,706,901
Stepan Co	33,648	2,106,701
Tronox Holdings PLC	185,718	982,448
Valhi Inc (b)	4,241	79,264
Westlake Corp	51,802	3,888,776
		1,174,085,231
Construction Materials - 0.2%
Amrize Ltd (United States)	800,508	34,982,200
CRH PLC	1,038,702	97,939,212
Eagle Materials Inc	48,899	9,499,120
Knife River Corp (c)	88,124	5,525,375
Martin Marietta Materials Inc	93,252	48,369,812
Smith-Midland Corp (b)(c)	6,990	183,696
Suncrete Inc Class A	62,978	1,080,073
United States Lime & Minerals Inc	16,377	1,934,615
Vulcan Materials Co	201,565	54,337,893
		253,851,996
Containers & Packaging - 0.2%
Amcor PLC (b)	718,265	32,961,181
AptarGroup Inc	99,477	13,093,163
Avery Dennison Corp	118,996	20,718,394
Ball Corp	413,767	26,054,908
Crown Holdings Inc	171,774	19,992,776
Graphic Packaging Holding CO	459,004	5,140,845
Greif Inc Class A	33,918	2,806,715
Greif Inc Class B (b)	12,265	1,295,674
International Paper Co	822,976	31,215,480
Myers Industries Inc	58,235	1,868,761
O-I Glass Inc (c)	238,663	1,735,080
Packaging Corp of America	137,639	32,199,268
Ranpak Holdings Corp Class A (c)	66,938	317,955
Silgan Holdings Inc	135,976	5,648,443
Smurfit Westrock PLC	815,289	38,237,054
Sonoco Products Co (b)	154,150	8,501,373
TriMas Corp	43,981	1,705,582
		243,492,652
Metals & Mining - 0.6%
5E Advanced Materials Inc (c)	39,012	62,419
Adapti Inc (c)	265	808
Alcoa Corp	411,358	20,547,332
Alpha Metallurgical Resources Inc (c)	16,796	3,958,817
American Battery Technology Co (b)(c)	212,756	574,441
Ampco-Pittsburgh Corp (c)	17,699	151,857
Century Aluminum Co (c)	87,567	4,007,942
Cleveland-Cliffs Inc (c)	890,877	10,289,629
Coeur Mining Inc	1,613,097	33,520,156
Commercial Metals Co	171,836	11,593,775
Compass Minerals International Inc (c)	53,953	1,341,272
Contango Silver & Gold Inc (c)	41,260	804,570
Dakota Gold Corp (c)	164,660	1,001,133
Freeport-McMoRan Inc	2,234,741	169,259,283
Friedman Industries Inc	10,308	445,821
Hecla Mining Co	1,045,618	20,776,430
Hycroft Mining Holding Corp (b)(c)	106,523	2,495,834
Idaho Strategic Resources Inc (c)	22,657	737,259
Inno Holdings Inc (c)	4,037	21,961
Ivanhoe Electric Inc / US (b)(c)	181,854	2,011,305
Kaiser Aluminum Corp	25,173	3,996,969
Materion Corp	32,423	7,654,422
Metallus Inc (c)	55,788	1,088,982
MP Materials Corp (b)(c)	211,321	11,569,825
Newmont Corp	1,659,649	209,215,353
Nucor Corp	354,096	88,396,525
Paramount Gold Nevada Corp (c)	107,034	150,918
Ramaco Resources Inc Class A (c)	54,540	776,650
Ramaco Resources Inc Class B	22,984	173,759
Rare Earths Americas Inc	4,728	66,476
REalloys Inc (b)(c)	73,056	756,130
REalloys Inc rights (c)(d)	3,689	0
ReElement Technologies Corp (b)(c)(d)	23,057	0
Reliance Inc	79,319	30,462,462
Royal Gold Inc	126,428	33,057,129
Ryerson Holding Corp	69,048	1,730,343
Silver Bow Mining Corp	7,900	69,599
Solitario Resources Corp (c)	103,255	80,745
Steel Dynamics Inc	210,702	49,013,499
SunCoke Energy Inc	131,717	1,360,637
Tredegar Corp (c)	46,485	357,470
United States Antimony Corp (b)(c)	196,842	958,621
US Gold Corp (b)(c)	25,047	395,993
USA Rare Earth Inc Class A (b)(c)	275,918	4,916,859
Warrior Met Coal Inc	82,034	8,879,360
Worthington Steel Inc	50,369	1,735,212
		740,465,982
Paper & Forest Products - 0.0%
Clearwater Paper Corp (c)	24,965	524,014
Magnera Corp (c)	52,412	658,295
Sylvamo Corp	51,799	1,860,620
		3,042,929
TOTAL MATERIALS		2,414,938,790
Real Estate - 2.2%
Diversified REITs - 0.0%
AH Realty Trust Inc Class A	124,806	808,743
Alpine Income Property Trust Inc	23,515	457,602
American Assets Trust Inc	75,403	1,693,551
Broadstone Net Lease Inc Class A	299,253	6,242,418
CTO Realty Growth Inc	48,675	1,038,725
Essential Properties Realty Trust Inc	336,791	10,103,730
Generation Income Properties Inc (c)	720	267
Gladstone Commercial Corp	76,307	989,702
Global Net Lease Inc	331,086	3,039,369
Mackenzie Realty Capital Inc (c)	2,897	4,346
NexPoint Diversified Real Estate Trust	65,306	346,775
Presidio Property Trust Inc Class A (c)	805	1,577
Presidio Property Trust Inc warrants 1/24/2027 (c)	5,422	83
WP Carey Inc	347,196	24,289,832
		49,016,720
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	245,225	12,577,590
American Healthcare REIT Inc (b)	300,326	16,580,998
CareTrust REIT Inc	365,826	14,248,923
Chiron Real Estate Inc	19,456	710,144
Community Healthcare Trust Inc	41,778	614,554
Diversified Healthcare Trust	337,956	2,558,327
Healthcare Realty Trust Inc	539,053	10,263,569
Healthpeak Properties Inc	1,071,410	22,306,756
Janus Living Inc Class A (b)	130,898	3,894,216
LTC Properties Inc	80,427	3,242,817
Medical Properties Trust Inc (b)	763,183	3,029,837
National Health Investors Inc	75,509	5,369,445
National Healthcare Properties Inc Class A	65,525	1,052,332
Omega Healthcare Investors Inc	463,346	21,184,179
Sabra Health Care REIT Inc	395,198	8,058,087
Strawberry Fields REIT Inc	11,855	159,923
Universal Health Realty Income Trust	20,040	821,239
Ventas Inc	756,068	68,930,720
Welltower Inc	1,097,694	259,319,231
		454,922,887
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	342,212	5,458,281
Ashford Hospitality Trust Inc (c)	7,941	25,411
Braemar Hotels & Resorts Inc	98,554	199,079
Chatham Lodging Trust	74,618	972,273
DiamondRock Hospitality Co	317,192	3,904,634
Host Hotels & Resorts Inc	991,208	21,737,192
InnSuites Hospitality Trust	3,050	3,904
Park Hotels & Resorts Inc	313,967	4,803,695
Pebblebrook Hotel Trust	176,282	3,194,230
RLJ Lodging Trust	232,862	2,570,796
Ryman Hospitality Properties Inc	106,450	13,493,602
Service Properties Trust	196,689	1,534,174
Summit Hotel Properties Inc	164,133	960,178
Sunstone Hotel Investors Inc	289,352	3,232,062
Xenia Hotels & Resorts Inc	144,171	2,703,206
		64,792,717
Industrial REITs - 0.2%
Americold Realty Trust Inc	447,722	6,693,444
EastGroup Properties Inc	83,396	16,637,502
First Industrial Realty Trust Inc	206,130	12,755,324
Industrial Logistics Properties Trust	93,253	769,804
Lineage Inc	88,842	3,487,049
LXP Industrial Trust	91,906	5,579,613
One Liberty Properties Inc	30,076	719,718
Prologis Inc	1,474,650	206,333,028
Rexford Industrial Realty Inc	350,240	12,972,890
STAG Industrial Inc Class A	297,745	11,091,001
Terreno Realty Corp	165,452	10,954,577
		287,993,950
Office REITs - 0.1%
Brandywine Realty Trust	274,050	827,631
BXP Inc	230,549	15,675,028
COPT Defense Properties	176,056	6,338,016
Cousins Properties Inc	256,394	7,432,862
Creative Media & Community Trust Corp (c)	4,424	17,563
Douglas Emmett Inc	260,988	3,017,021
Easterly Government Properties Inc	71,461	1,752,938
Empire State Realty Trust Inc Class A	217,379	984,727
Franklin Street Properties Corp	139,160	56,332
Highwoods Properties Inc	171,912	5,260,507
Hudson Pacific Properties Inc (c)	84,493	1,062,077
JBG SMITH Properties	91,959	1,108,106
Kilroy Realty Corp	167,467	6,079,052
NET Lease Office Properties	25,047	286,037
Orion Properties Inc	85,708	244,268
Piedmont Realty Trust Inc Class A1 (c)	192,311	1,840,416
Postal Realty Trust Inc Class A	40,836	957,604
SL Green Realty Corp (b)	110,648	6,194,075
Vornado Realty Trust	245,221	9,166,361
		68,300,621
Real Estate Management & Development - 0.1%
AGNT Inc (b)	147,249	606,666
Alset Inc (c)	59,624	84,666
Altisource Portfolio Solutions SA (c)	16,600	91,964
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	25,264	4,548
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	25,264	7,099
American Realty Investors Inc (c)	1,977	29,655
American Strategic Investment Co Class A (c)	1,813	11,567
AMREP Corp (c)	4,678	108,202
CBRE Group Inc Class A (c)	455,523	66,419,809
Change Agents Corp (c)	132	381
CKX Lands Inc (c)	1,874	21,270
Compass Inc Class A (c)	997,895	10,537,771
Comstock Holding Cos Inc Class A (c)	5,620	111,051
CoStar Group Inc (c)	637,526	20,445,459
Cushman & Wakefield Ltd	364,056	4,911,115
Douglas Elliman Inc (c)	116,873	216,215
Fathom Holdings Inc (c)	27,091	18,314
Forestar Group Inc (c)	29,468	833,060
FRP Holdings Inc (c)	18,426	407,952
Howard Hughes Holdings Inc (c)	47,450	3,042,969
InterGroup Corp/The (c)	920	32,605
Jones Lang LaSalle Inc (c)	72,074	26,369,714
JW Mays Inc (c)	722	30,490
Marcus & Millichap Inc	36,148	1,144,446
Maui Land & Pineapple Co Inc (c)	11,447	181,320
Medalist Diversified Inc	1,299	15,848
New Concept Energy Inc (b)(c)	4,444	3,421
Newmark Group Inc Class A	244,247	3,719,882
Offerpad Solutions Inc Class A (b)(c)	4,389	19,312
Opendoor Technologies Inc Class A (b)(c)	1,272,421	4,071,747
RenX Enterprises Corp (c)	2,807	5,558
RMR Group Inc/The Class A (b)	25,150	485,898
Seaport Entertainment Group Inc (b)(c)	11,438	300,705
Seritage Growth Properties Class A (c)	63,027	131,096
St Joe Co/The	62,308	4,118,559
Star Holdings (c)	18,293	179,820
Tejon Ranch Co (c)	37,624	604,994
Transcontinental Realty Investors Inc (c)	1,775	64,752
Zillow Group Inc Class A (b)(c)	63,712	2,280,252
Zillow Group Inc Class C (c)	263,566	9,214,268
		160,884,420
Residential REITs - 0.2%
American Homes 4 Rent Class A	493,948	16,448,468
Bluerock Homes Trust Inc Class A	5,405	45,401
BRT Apartments Corp	21,188	303,412
Camden Property Trust	156,157	16,521,411
Centerspace	26,231	1,376,865
Clipper Realty Inc	25,738	84,678
Equity LifeStyle Properties Inc	301,508	19,130,683
Essex Property Trust Inc	99,888	28,264,308
Independence Realty Trust Inc	367,032	5,938,578
Invitation Homes Inc	849,227	24,746,475
Mid-America Apartment Communities Inc	180,809	23,297,240
NexPoint Residential Trust Inc	34,311	813,514
Sun Communities Inc	180,207	21,880,734
UDR Inc	460,419	17,012,482
UMH Properties Inc	133,987	2,204,086
Vivmark Residential	1,139,485	74,226,053
		252,294,388
Retail REITs - 0.3%
Acadia Realty Trust	207,087	4,239,071
Agree Realty Corp (b)	187,018	13,512,051
Alexander's Inc	3,389	920,656
Brixmor Property Group Inc	478,294	13,817,914
CBL & Associates Properties Inc	24,545	1,342,366
Curbline Properties Corp	151,295	4,513,130
Federal Realty Investment Trust	122,087	14,165,755
FrontView REIT Inc	37,001	714,119
Getty Realty Corp	87,444	2,834,934
InvenTrust Properties Corp	123,331	3,984,825
Kimco Realty Corp (b)	1,050,036	24,896,354
Kite Realty Group Trust	314,351	8,110,256
Macerich Co/The	442,210	10,445,000
NETSTREIT Corp (b)	152,106	3,096,878
NNN REIT Inc	297,007	13,424,716
Phillips Edison & Co Inc	197,157	7,620,118
Realty Income Corp	1,452,755	89,024,826
Regency Centers Corp	256,196	19,155,775
Saul Centers Inc	21,559	703,039
Simon Property Group Inc	504,475	107,110,132
SITE Centers Corp	79,617	234,870
Tanger Inc	178,752	6,740,738
Urban Edge Properties	197,171	4,172,138
		354,779,661
Specialized REITs - 0.8%
American Tower Corp	724,497	127,294,123
Blackstone Digital Infrastructure Trust Inc	135,394	2,716,004
Crown Castle Inc	678,611	51,669,442
CubeSmart	351,696	13,969,365
Digital Realty Trust Inc	540,767	100,360,948
EPR Properties	120,389	7,068,038
Equinix Inc	153,362	160,527,073
Extra Space Storage Inc	329,215	46,452,237
Farmland Partners Inc	64,449	663,180
Four Corners Property Trust Inc	173,268	4,310,908
Gaming and Leisure Properties Inc	441,202	18,561,368
Gladstone Land Corp (b)	62,620	574,851
Global Self Storage Inc	17,996	94,478
Iron Mountain Inc	462,673	53,369,331
Lamar Advertising Co Class A	135,312	20,162,841
Millrose Properties Inc Class A	240,881	7,327,600
Outfront Media Inc	239,204	7,027,814
Public Storage	260,972	80,115,794
Rayonier Inc	430,778	8,830,949
Safehold Inc	70,873	1,073,017
SBA Communications Corp Class A	164,687	31,234,536
Smartstop Self Storage REIT Inc (b)	86,690	2,814,824
VICI Properties Inc	1,702,234	43,662,302
Weyerhaeuser Co	1,121,523	26,209,993
		816,091,016
TOTAL REAL ESTATE		2,509,076,380
Utilities - 2.0%
Electric Utilities - 1.2%
Alliant Energy Corp (b)	401,391	27,286,560
American Electric Power Co Inc	845,230	103,481,509
Constellation Energy Corp	497,006	136,562,339
Duke Energy Corp	1,213,630	145,526,373
Edison International	598,468	32,305,303
Entergy Corp	712,446	75,740,134
Evergy Inc	358,208	29,022,012
Eversource Energy	585,536	41,069,495
Exelon Corp	1,591,160	69,565,515
FirstEnergy Corp	811,160	37,199,798
Genie Energy Ltd Class B	32,461	481,721
Hawaiian Electric Industries Inc (c)	266,685	2,992,206
IDACORP Inc	86,252	11,744,072
MGE Energy Inc (b)	58,780	4,566,618
NextEra Energy Inc	3,242,411	266,980,122
NRG Energy Inc	327,822	36,099,759
OGE Energy Corp	322,044	14,694,868
Oklo Inc Class A (b)(c)	214,677	8,709,446
Otter Tail Corp (b)	65,364	5,913,481
PG&E Corp	3,423,048	45,423,847
Pinnacle West Capital Corp	188,510	18,406,116
Portland General Electric Co	180,787	8,833,253
PPL Corp	1,168,273	39,873,157
Southern Co/The	1,754,008	154,352,704
TXNM Energy Inc	154,354	8,892,334
Xcel Energy Inc	970,208	73,435,044
		1,399,157,786
Gas Utilities - 0.1%
Atmos Energy Corp	260,079	43,206,924
Chesapeake Utilities Corp	37,451	5,001,207
MDU Resources Group Inc	324,815	6,470,315
National Fuel Gas Co	148,239	12,312,731
New Jersey Resources Corp	158,054	8,430,600
Northwest Natural Holding Co	66,519	3,264,087
ONE Gas Inc	97,500	7,728,825
RGC Resources Inc	12,990	278,116
Southwest Gas Holdings Inc	100,693	8,894,213
Spire Inc	91,924	7,523,060
UGI Corp	334,610	12,865,755
		115,975,833
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,107,297	16,321,558
Clearway Energy Inc Class C	189,137	6,005,100
Fervo Energy Co Class A (b)(c)	110,809	1,704,242
Hallador Energy Co (c)	59,146	980,641
Montauk Renewables Inc (c)	101,107	173,904
Ormat Technologies Inc (b)	95,233	9,713,766
Spruce Power Holding Corp Class A (c)	27,630	51,392
Talen Energy Corp (c)	70,869	20,960,215
Vistra Corp	492,164	67,608,569
		123,519,387
Multi-Utilities - 0.5%
Ameren Corp	431,260	45,717,873
Avista Corp	128,808	4,786,505
Black Hills Corp	118,960	8,527,053
CenterPoint Energy Inc	1,014,661	40,180,576
CMS Energy Corp	478,532	32,568,888
Consolidated Edison Inc	574,121	61,442,429
Dominion Energy Inc	1,367,687	90,281,019
DTE Energy Co	323,944	43,936,525
NiSource Inc	738,388	30,214,837
Northwestern Energy Group Inc	95,479	6,603,328
Public Service Enterprise Group Inc	775,284	56,851,576
Sempra	1,016,577	83,054,341
Unitil Corp	28,186	1,509,077
WEC Energy Group Inc	506,595	53,785,191
		559,459,218
Water Utilities - 0.1%
American States Water Co	62,564	5,586,340
American Water Works Co Inc	303,449	41,945,755
Artesian Resources Corp Class A	14,507	516,014
Cadiz Inc (b)(c)	83,839	332,841
California Water Service Group	92,374	4,615,929
Consolidated Water Co Ltd	23,320	694,236
Essential Utilities Inc	442,040	18,198,787
Global Water Resources Inc	21,046	193,517
H2O America (b)	61,192	3,877,737
Middlesex Water Co	29,647	1,719,526
Pure Cycle Corp (c)	35,771	396,879
York Water Co/The	24,929	849,580
		78,927,141
TOTAL UTILITIES		2,277,039,365
TOTAL UNITED STATES		115,135,191,169
TOTAL COMMON STOCKS (Cost $58,139,891,298)		115,585,656,911

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9%	241	5,068
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A	7,244	11,828
Health Care - 0.0%
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (b)(c)(d)	1,878	0
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (d)	129	0
Hyperscale Data Inc Series F (c)(d)	141	0
TOTAL INDUSTRIALS		0
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (c)(d)	18,304	0
TOTAL UNITED STATES		11,828
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $5,426)		16,896

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/12/2026 (g) (Cost $7,456,246)	3.75	7,512,000	7,455,839

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	93,954,618	93,973,409
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	848,812,019	848,896,900
TOTAL MONEY MARKET FUNDS (Cost $942,870,304)			942,870,309

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $59,090,223,274)	116,535,999,955
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(940,347,013)
NET ASSETS - 100.0%	115,595,652,942

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	25	9/2026	3,698,375	25,830
CME E-Mini S&P 500 Index Contracts (United States)	76	9/2026	29,256,200	1,062,518
CME E-Mini S&P MidCap 400 Index Contracts (United States)	6	9/2026	2,260,260	(2,058)
TOTAL LONG				1,086,290

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $69,831 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,455,839.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	10,246,738	2,139,728,981	2,056,005,403	1,066,615	3,088	5	93,973,409	93,954,618
Fidelity Securities Lending Cash Central Fund	826,519,202	2,435,615,561	2,413,237,863	3,104,829	-	-	848,896,900	848,812,019
	836,765,940	4,575,344,542	4,469,243,266	4,171,444	3,088	5	942,870,309

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	10,285,165,532	10,285,165,532	-	-
Consumer Discretionary	10,552,007,437	10,552,007,437	-	-
Consumer Staples	4,956,854,287	4,956,854,287	-	-
Energy	4,227,202,881	4,227,202,881	-	-
Financials	14,617,591,930	14,617,584,559	-	7,371
Health Care	11,457,245,764	11,457,197,527	32	48,205
Industrials	10,946,576,295	10,946,576,295	-	-
Information Technology	41,339,760,258	41,339,758,644	-	1,614
Materials	2,417,136,782	2,417,130,470	-	6,312
Real Estate	2,509,076,380	2,509,076,380	-	-
Utilities	2,277,039,365	2,277,039,365	-	-

Non-Convertible Preferred Stocks
Communication Services	5,068	5,068	-	-
Financials	11,828	11,828	-	-
Health Care	-	-	-	-
Industrials	-	-	-	-
Information Technology	-	-	-	-

U.S. Treasury Obligations	7,455,839	-	7,455,839	-

Money Market Funds	942,870,309	942,870,309	-	-
Total Investments in Securities:	116,535,999,955	116,528,480,582	7,455,871	63,502
Derivative Instruments:

Assets
Futures Contracts	1,088,348	1,088,348	-	-
Total Assets	1,088,348	1,088,348	-	-

Liabilities
Futures Contracts	(2,058)	(2,058)	-	-
Total Liabilities	(2,058)	(2,058)	-	-
Total Derivative Instruments:	1,086,290	1,086,290	-	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$115,593,129,646
Investments in securities, at value - affiliated issuers	942,870,309
Segregated cash with brokers for derivative instruments	4,525,434
Cash	1,525,343
Receivable for investments sold	298,973,063
Receivable for fund shares sold	84,183,896
Dividends receivable	90,553,580
Distributions receivable from affiliated funds	766,224
Other receivables	488,836
Total assets	117,017,016,331
Liabilities
Payable for investments purchased	1,599,956
Payable for fund shares redeemed	569,685,863
Payable for variation margin on futures contracts	683,776
Other payables and accrued expenses	505,351
Collateral on securities loaned	848,888,443
Total liabilities	1,421,363,389
Net Assets	$115,595,652,942
Net assets consist of:
Paid in capital	58,716,664,884
Total accumulated earnings (loss)	56,878,988,058
Net Assets	$115,595,652,942

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($115,595,652,942/4,597,288,240 shares)	$25.14

Other Information
Unaffiliated issuers, cost	58,147,352,970
Affiliated issuers, cost	942,870,304
Securities loaned, market value	1,475,926,617
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$617,255,825
Dividends - affiliated issuers	4,171,444
Security lending income - unaffiliated issuers	513,287
Interest	155,543
Total investment income	622,096,099
Expenses
Custodian fees and expenses	286,254
Independent trustees' fees and expenses	146,564
Interest	12,671
Total expenses	445,489
Expense reductions	(7,435)
Total expenses after reductions	438,054
Net investment income (loss)	621,658,045
Net realized gain (loss)
Investments - unaffiliated issuers	(114,626,355)
Investments - affiliated issuers	3,088
Futures contracts	9,334,643
Net realized gain (loss)	(105,288,624)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	12,151,680,825
Investments - affiliated issuers	5
Futures contracts	(254,012)
Total change in net unrealized appreciation (depreciation)	12,151,426,818
Net gain (loss)	12,046,138,194
Net increase (decrease) in net assets resulting from operations	$12,667,796,239
Other Information
Income from securities lending - Affiliated Issuers	3,104,829

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$621,658,045	$1,067,273,556
Net realized gain (loss)	(105,288,624)	(126,589,581)
Change in net unrealized appreciation (depreciation)	12,151,426,818	12,994,679,408
Net increase (decrease) in net assets resulting from operations	$12,667,796,239	$13,935,363,383
Distributions to shareholders
Distributions to shareholders	(182,489,757)	(1,088,945,114)
Total distributions	(182,489,757)	(1,088,945,114)
Net increase (decrease) in net assets resulting from share transactions	2,095,514,488	9,716,890,068
Total increase (decrease) in net assets	14,580,820,970	22,563,308,337
Net Assets
Beginning of period	101,014,831,972	78,451,523,635
End of period	$115,595,652,942	$101,014,831,972
Financial Highlights
Fidelity® Series Total Market Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$22.42	$19.41	$16.73	$13.20	$14.62	$13.28
Income from Investment Operations
Net investment income (loss) B, C	.14	.25	.24	.24	.22	.20
Net realized and unrealized gain (loss)	2.62	3.02	2.68	3.52	(1.41)	1.39
Total from investment operations	2.76	3.27	2.92	3.76	(1.19)	1.59
Distributions
Distributions from net investment income	(.04)	(.24)	(.24)	(.23)	(.20)	(.19)
Distributions from net realized gain	-	(.02)	-	-	(.02)	(.06)
Total distributions	(.04)	(.26)	(.24)	(.23)	(.23) D	(.25)
Net asset value, end of period	$25.14	$22.42	$19.41	$16.73	$13.20	$14.62
Total Return E, F	12.33%	16.94%	17.48%	28.70%	(8.18)%	11.87%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	-% I, J	-% I	-% I	-% I	-% I	-% I
Ratio of expenses to average net assets net of fee waivers, if any	-% I, J	-% I	-% I	-% I	-% I	-% I
Ratio of expenses to average net assets net of all reductions, if any	-% I, J	-% I	-% I	-% I	-% I	-% I
Ratio of net investment income (loss) to average net assets	1.13% J	1.23%	1.30%	1.62%	1.65%	1.33%
Net assets, end of period	$115,595,652,942	$101,014,831,972	$78,451,523,635	$66,241,811,218	$50,379,623,018	$47,734,986,844
Portfolio turnover rate K	11% J	11%	13%	13%	15%	14%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: the short-term capital gain dividends, futures contracts, passive foreign investment companies (PFIC), deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Series Total Market Index Fund	60,214,602,125	60,199,245,734	(3,876,761,614)	56,322,484,120

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Series Total Market Index Fund
Equity Risk
Futures Contracts	1,088,348	(2,058)	9,334,643	(254,012)
Total Equity Risk	1,088,348	(2,058)	9,334,643	(254,012)

Totals	1,088,348	(2,058)	9,334,643	(254,012)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Series Total Market Index Fund
Futures Contracts	99,240,855

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Series Total Market Index Fund	8,772,280,291	5,836,484,907

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser pays all other operating expenses, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC, serves as sub-adviser for the Fund. Sub-advisers provide discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Series Total Market Index Fund	$460,300

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® Series Total Market Index Fund	Borrower	13,102,444	3.87	12,671

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Series Total Market Index Fund	71,122,346	166,319,852	(20,159,765)

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Series Total Market Index Fund	381,166	46,092	2,045,262

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Series Total Market Index Fund	667,359,869

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Series Total Market Index Fund	7,435

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® Series Total Market Index Fund
Fidelity® Series Total Market Index Fund	182,489,757	1,088,945,114
Total	182,489,757	1,088,945,114

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® Series Total Market Index Fund
Shares sold	355,623,520	922,877,712	8,319,960,812	18,944,586,934
Reinvestment of distributions	8,216,558	51,461,824	182,489,756	1,088,945,114
Shares redeemed	(271,823,305)	(510,620,210)	(6,406,936,080)	(10,316,641,980)
Net increase (decrease)	92,016,773	463,719,326	2,095,514,488	9,716,890,068

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Total Market Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers.  The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other U.S. registered Fidelity funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, 529 plans and collective investment trusts that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through June 30, 2029.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.9892982.107
STX-SANN-1026
Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Semi-Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® 500 Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	59,428	6,674,953
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	26,063	2,204,408
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (c)	185,378	2,977,171
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	35,339	7,938,553
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	40,910	8,396,778
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	55,712	4,353,893
UNITED STATES - 99.0%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.7%
AST SpaceMobile Inc Class A (b)(c)	36,352	2,148,403
AT&T Inc	972,541	25,179,086
Comcast Corp Class A	498,577	13,272,120
Verizon Communications Inc	584,459	29,234,640
		69,834,249
Entertainment - 1.1%
Liberty Media Corp-Liberty Formula One Class A (c)	3,375	310,703
Liberty Media Corp-Liberty Formula One Class C (c)	31,353	3,133,732
Live Nation Entertainment Inc (c)	22,142	3,983,124
Netflix Inc (c)	589,384	47,769,573
ROBLOX Corp Class A (c)	93,976	3,880,269
Take-Two Interactive Software Inc (c)	24,360	5,351,892
Walt Disney Co/The	243,047	26,139,705
Warner Bros Discovery Inc (c)	347,075	9,902,050
		100,471,048
Interactive Media & Services - 7.2%
Alphabet Inc Class A	821,037	278,618,906
Alphabet Inc Class C	661,266	221,795,229
Meta Platforms Inc Class A	307,380	175,925,869
		676,340,004
Media - 0.2%
AppLovin Corp Class A (c)	37,654	11,750,307
Charter Communications Inc Class A (c)	11,701	1,783,700
EchoStar Corp Class A (c)	19,074	1,648,757
Fox Corp Class A	28,044	1,888,763
Fox Corp Class B	19,304	1,162,487
Omnicom Group Inc	39,888	3,491,397
		21,725,411
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	65,120	11,750,253
TOTAL COMMUNICATION SERVICES		880,120,965
Consumer Discretionary - 8.9%
Automobile Components - 0.0%
Aptiv PLC (c)	29,601	1,324,940
Automobiles - 1.7%
Ford Motor Co	548,998	7,653,032
General Motors Co	126,193	10,892,980
Tesla Inc (c)	394,036	144,985,546
		163,531,558
Broadline Retail - 3.9%
Amazon.com Inc (c)	1,370,138	355,920,749
eBay Inc	62,340	6,455,930
		362,376,679
Distributors - 0.0%
Genuine Parts Co	19,213	2,606,628
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (c)	58,561	10,729,546
Booking Holdings Inc	108,440	21,589,320
Carnival Corp Ltd	179,865	4,296,975
Chipotle Mexican Grill Inc (c)	180,539	6,865,898
Darden Restaurants Inc	16,016	3,431,588
DoorDash Inc Class A (c)	52,941	12,268,547
Expedia Group Inc Class A	16,019	5,079,945
Flutter Entertainment PLC (c)	24,275	2,431,870
Hilton Worldwide Holdings Inc	31,839	10,070,039
Las Vegas Sands Corp	41,696	1,826,701
Marriott International Inc/MD Class A1	30,627	10,467,084
McDonald's Corp	99,446	26,207,999
Royal Caribbean Cruises Ltd	34,894	9,377,414
Starbucks Corp	159,496	16,946,450
Yum! Brands Inc	38,568	5,912,860
		147,502,236
Household Durables - 0.2%
DR Horton Inc	37,181	5,374,885
Garmin Ltd	22,934	6,515,779
Lennar Corp Class A	30,067	2,528,936
Lennar Corp Class B	1,213	99,781
NVR Inc (c)	376	2,374,526
PulteGroup Inc	26,533	3,351,649
		20,245,556
Specialty Retail - 1.4%
AutoZone Inc (c)	2,315	6,924,721
Best Buy Co Inc	27,395	2,195,709
Burlington Stores Inc (c)	8,788	2,282,771
Carvana Co Class A (c)	100,702	7,397,569
Home Depot Inc/The	139,386	45,694,913
Lowe's Cos Inc	78,352	16,038,654
O'Reilly Automotive Inc (c)	115,955	10,296,804
Ross Stores Inc	45,043	10,294,127
TJX Cos Inc/The	154,764	20,724,447
Tractor Supply Co	73,321	2,558,903
Ulta Beauty Inc (c)	6,091	3,271,476
Williams-Sonoma Inc	16,448	3,754,256
		131,434,350
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (c)	19,833	1,727,057
Lululemon Athletica Inc (c)	14,645	1,761,208
NIKE Inc Class B	168,357	6,576,024
Tapestry Inc	28,248	3,485,521
		13,549,810
TOTAL CONSUMER DISCRETIONARY		842,571,757
Consumer Staples - 4.4%
Beverages - 1.0%
Coca-Cola Co/The	542,046	48,063,219
Constellation Brands Inc Class A	19,500	2,547,089
Keurig Dr Pepper Inc	190,360	6,064,870
Monster Beverage Corp (c)	199,842	9,176,745
PepsiCo Inc	191,312	26,848,726
		92,700,649
Consumer Staples Distribution & Retail - 1.7%
Casey's General Stores Inc	5,171	3,889,678
Costco Wholesale Corp	62,101	58,616,513
Dollar General Corp	30,804	3,904,407
Dollar Tree Inc (c)	25,336	3,207,284
Kroger Co/The	79,397	4,568,503
Sysco Corp	66,918	5,425,711
Target Corp	63,610	10,233,577
US Foods Holding Corp (c)	30,825	3,231,693
Walmart Inc	613,657	64,354,210
		157,431,576
Food Products - 0.3%
Archer-Daniels-Midland Co	67,863	5,516,583
Bunge Global SA	18,998	2,207,758
General Mills Inc	74,623	3,074,468
Hershey Co/The	20,732	3,653,186
Kraft Heinz Co/The	119,254	3,061,250
McCormick & Co Inc/MD	35,532	1,926,545
Mondelez International Inc	179,689	11,153,296
Tyson Foods Inc Class A	39,438	2,174,611
		32,767,697
Household Products - 0.7%
Church & Dwight Co Inc	33,140	3,306,709
Clorox Co/The	16,917	1,652,452
Colgate-Palmolive Co	112,051	10,064,421
Kimberly-Clark Corp	46,406	5,009,528
Procter & Gamble Co/The	325,905	47,295,334
		67,328,444
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	34,568	3,536,306
Kenvue Inc	268,790	5,074,755
		8,611,061
Tobacco - 0.6%
Altria Group Inc	233,737	16,006,310
Philip Morris International Inc	218,146	40,858,746
		56,865,056
TOTAL CONSUMER STAPLES		415,704,483
Energy - 3.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	139,166	8,843,999
Halliburton Co	116,695	4,300,211
SLB Ltd	209,210	12,573,521
		25,717,731
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy Inc	29,329	8,554,976
Chevron Corp	262,043	54,017,544
ConocoPhillips	170,507	22,590,472
Devon Energy Corp	161,352	7,827,186
Diamondback Energy Inc	27,157	5,444,435
EOG Resources Inc	74,537	10,804,884
EQT Corp	87,513	4,741,454
Expand Energy Corp	33,470	3,285,415
ExxonMobil Holdings Corp	580,181	93,380,132
Kinder Morgan Inc	274,191	8,839,918
Marathon Petroleum Corp	40,858	15,253,109
Occidental Petroleum Corp	101,563	6,112,061
ONEOK Inc	88,307	8,478,355
Ovintiv Inc	38,527	2,529,298
Phillips 66	56,115	13,836,837
Targa Resources Corp	30,076	8,831,817
Texas Pacific Land Corp	8,107	3,034,774
Valero Energy Corp	41,559	14,916,356
Williams Cos Inc/The	171,172	12,846,459
		305,325,482
TOTAL ENERGY		331,043,213
Financials - 12.1%
Banks - 3.5%
Bank of America Corp	913,819	56,601,949
Citigroup Inc	238,687	31,415,983
Citizens Financial Group Inc	59,032	4,065,534
Fifth Third Bancorp	127,512	6,856,320
First Citizens BancShares Inc/NC Class A	1,302	2,818,049
Huntington Bancshares Inc/OH	283,312	4,727,061
JPMorgan Chase & Co	375,055	133,527,081
KeyCorp	128,476	2,776,366
M&T Bank Corp	20,467	4,788,050
PNC Financial Services Group Inc/The	56,214	13,470,561
Regions Financial Corp	119,074	3,557,931
Truist Financial Corp	174,800	8,666,584
US Bancorp	217,250	13,378,255
Wells Fargo & Co	428,297	37,000,578
		323,650,302
Capital Markets - 3.2%
Ameriprise Financial Inc	12,576	6,955,911
Ares Management Corp Class A (b)	29,489	4,221,940
Bank of New York Mellon Corp/The	96,053	15,491,428
Blackrock Inc	20,201	23,344,478
Blackstone Inc	103,944	14,888,939
Cboe Global Markets Inc	14,646	4,396,729
Charles Schwab Corp/The	228,805	25,127,365
CME Group Inc Class A	50,719	14,480,275
Coinbase Global Inc Class A (c)	31,395	5,906,027
Goldman Sachs Group Inc/The	41,288	42,357,360
Interactive Brokers Group Inc Class A	62,278	6,059,027
Intercontinental Exchange Inc	79,147	12,718,923
KKR & Co Inc Class A	96,777	10,618,372
LPL Financial Holdings Inc	11,188	4,141,070
Moody's Corp	21,038	10,616,616
Morgan Stanley	167,767	35,788,057
MSCI Inc	10,189	5,814,251
Nasdaq Inc	62,499	6,163,026
Northern Trust Corp	25,875	4,801,365
Raymond James Financial Inc	24,255	4,321,513
Robinhood Markets Inc Class A (c)	110,762	11,608,965
S&P Global Inc	42,435	18,494,870
State Street Corp	38,708	7,407,937
T Rowe Price Group Inc	29,964	3,334,394
Tradeweb Markets Inc Class A	16,238	1,748,833
		300,807,671
Consumer Finance - 0.5%
American Express Co	74,487	24,593,373
Capital One Financial Corp	87,061	18,675,455
SoFi Technologies Inc Class A (c)	179,226	3,204,560
Synchrony Financial	46,994	3,622,298
		50,095,686
Financial Services - 3.4%
Apollo Global Management Inc	64,701	8,836,863
Berkshire Hathaway Inc Class B (c)	256,609	129,338,634
Block Inc Class A (c)	75,328	6,178,403
Corpay Inc (c)	9,137	3,694,089
Fidelity National Information Services Inc	72,227	2,944,695
Fiserv Inc (c)	74,497	3,971,435
Global Payments Inc	32,479	2,957,213
Mastercard Inc Class A	112,920	66,544,885
PayPal Holdings Inc	123,871	6,523,666
Visa Inc Class A	232,285	88,121,960
		319,111,843
Insurance - 1.5%
AFLAC Inc	64,230	7,441,046
Allstate Corp/The	36,042	9,291,628
American International Group Inc	74,629	5,698,670
Aon PLC	29,858	9,599,944
Arch Capital Group Ltd (c)	48,659	4,771,988
Arthur J Gallagher & Co	35,974	9,430,584
Brown & Brown Inc	40,760	2,941,649
Chubb Ltd	50,476	17,091,174
Cincinnati Financial Corp	21,614	3,672,219
Everest Group Ltd	5,531	2,072,188
Hartford Insurance Group Inc/The	38,300	5,261,654
Markel Group Inc (c)	1,748	3,151,487
Marsh & McLennan Cos Inc	67,402	12,792,900
MetLife Inc	75,896	7,223,022
Principal Financial Group Inc	27,447	3,023,562
Progressive Corp/The	81,776	17,833,710
Prudential Financial Inc	48,866	5,746,642
Travelers Companies Inc/The	29,724	10,876,903
W R Berkley Corp	41,109	2,777,323
Willis Towers Watson PLC	13,203	4,469,876
		145,168,169
TOTAL FINANCIALS		1,138,833,671
Health Care - 9.2%
Biotechnology - 1.9%
AbbVie Inc	247,306	63,414,205
Alnylam Pharmaceuticals Inc (c)	18,686	4,497,533
Amgen Inc	75,547	32,476,144
Biogen Inc (c)	20,658	4,475,556
Gilead Sciences Inc	173,782	25,431,258
Insmed Inc (c)	30,331	3,694,922
Natera Inc (c)	20,038	6,451,434
Regeneron Pharmaceuticals Inc	13,986	11,175,933
Revolution Medicines Inc (c)	27,968	5,749,382
United Therapeutics Corp (c)	5,942	3,032,678
Vertex Pharmaceuticals Inc (c)	35,523	19,342,984
		179,742,029
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	243,804	26,906,209
Becton Dickinson & Co	38,554	7,252,393
Boston Scientific Corp (c)	208,118	10,052,099
Cooper Cos Inc/The (c)	27,295	1,913,107
Dexcom Inc (c)	53,987	4,916,056
Edwards Lifesciences Corp (c)	80,882	7,340,042
GE HealthCare Technologies Inc	63,633	4,532,579
IDEXX Laboratories Inc (c)	11,035	6,143,074
Insulet Corp (c)	9,692	1,440,813
Intuitive Surgical Inc (c)	49,565	18,679,066
Medtronic PLC	179,697	16,289,533
ResMed Inc	20,293	4,872,349
STERIS PLC	13,728	3,193,682
Stryker Corp	48,289	15,635,978
Zimmer Biomet Holdings Inc	27,075	2,708,583
		131,875,563
Health Care Providers & Services - 1.6%
Cardinal Health Inc	32,779	7,690,609
Cencora Inc	27,270	8,824,572
Centene Corp (c)	65,633	4,222,827
Cigna Group/The	37,042	10,226,555
CVS Health Corp	178,562	16,768,757
Elevance Health Inc	30,390	11,929,291
HCA Healthcare Inc	21,771	9,022,991
Humana Inc	16,799	6,437,881
Labcorp Holdings Inc	11,473	3,816,608
McKesson Corp	16,824	14,894,624
Quest Diagnostics Inc	15,495	3,723,449
UnitedHealth Group Inc	127,107	49,496,737
		147,054,901
Health Care Technology - 0.0%
Veeva Systems Inc Class A (c)	20,988	5,996,061
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	39,536	6,071,148
Danaher Corp	88,198	18,835,565
Illumina Inc (c)	21,174	4,523,402
IQVIA Holdings Inc (c)	23,355	6,100,092
Mettler-Toledo International Inc (c)	2,827	3,972,331
Thermo Fisher Scientific Inc	52,015	32,098,457
Waters Corp (c)	13,739	5,696,602
West Pharmaceutical Services Inc	9,888	3,372,895
		80,670,492
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	285,812	19,095,100
Eli Lilly & Co	110,727	128,081,243
Johnson & Johnson	336,957	89,580,018
Merck & Co Inc	345,706	51,081,519
Pfizer Inc	797,634	22,700,664
Royalty Pharma PLC Class A	54,606	3,353,354
Viatris Inc	162,905	2,689,561
Zoetis Inc Class A	58,650	4,521,915
		321,103,374
TOTAL HEALTH CARE		866,442,420
Industrials - 8.5%
Aerospace & Defense - 2.3%
ATI Inc (c)	19,091	3,898,382
Axon Enterprise Inc (c)	11,279	6,390,230
Boeing Co (c)	110,333	22,924,991
Carpenter Technology Corp	6,952	3,312,072
Curtiss-Wright Corp	5,164	3,008,185
FTAI Aviation Ltd	14,351	2,728,125
GE Aerospace	146,031	49,024,068
General Dynamics Corp	35,530	13,194,066
HEICO Corp	5,697	1,886,562
HEICO Corp Class A	10,765	2,628,490
Honeywell Aerospace Inc	44,368	7,015,024
Howmet Aerospace Inc	55,996	13,716,220
L3Harris Technologies Inc	26,147	6,961,639
Lockheed Martin Corp	28,402	15,940,054
Northrop Grumman Corp	18,681	10,082,136
Rocket Lab Corp (c)	71,254	4,554,556
RTX Corp	188,505	39,158,144
Textron Inc	24,343	1,961,072
TransDigm Group Inc	7,829	9,173,552
Woodward Inc	8,337	2,833,079
		220,390,647
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	16,491	2,468,043
Expeditors International of Washington Inc	18,308	3,472,112
FedEx Corp	30,728	10,060,347
United Parcel Service Inc Class B	104,458	10,887,658
		26,888,160
Building Products - 0.4%
Carlisle Cos Inc	5,643	1,955,751
Carrier Global Corp	109,580	6,379,748
Johnson Controls International plc	85,366	11,800,996
Lennox International Inc	4,426	1,693,564
Masco Corp	28,183	2,033,685
Trane Technologies PLC	30,925	13,743,070
		37,606,814
Commercial Services & Supplies - 0.4%
Cintas Corp	47,593	9,603,791
Copart Inc (c)	123,936	4,088,649
Republic Services Inc	28,004	6,186,644
Veralto Corp	34,367	3,387,555
Waste Management Inc	51,733	11,325,388
		34,592,027
Construction & Engineering - 0.3%
Comfort Systems USA Inc	4,925	7,612,179
EMCOR Group Inc	6,210	4,561,493
MasTec Inc (c)	8,609	2,064,266
Quanta Services Inc	20,994	12,745,247
		26,983,185
Electrical Equipment - 1.1%
AMETEK Inc	32,157	7,562,362
Bloom Energy Corp Class A (c)	36,619	7,554,500
Eaton Corp PLC	54,325	21,832,131
Emerson Electric Co	78,311	11,937,729
GE Vernova Inc	37,609	33,792,815
Hubbell Inc	7,382	3,344,046
Rockwell Automation Inc	15,622	6,630,445
Vertiv Holdings Co Class A	53,742	13,904,130
		106,558,158
Ground Transportation - 0.9%
CSX Corp	260,079	13,136,590
Fedex Freight Holding Co Inc	15,210	2,034,185
JB Hunt Transport Services Inc	10,412	2,764,074
Norfolk Southern Corp	31,451	10,781,088
Old Dominion Freight Line Inc	25,598	5,118,576
Uber Technologies Inc (c)	284,901	21,552,761
Union Pacific Corp	83,108	24,988,083
XPO Inc (c)	16,417	3,184,734
		83,560,091
Industrial Conglomerates - 0.3%
3M Co	72,988	12,541,528
DuPont de Nemours Inc	19,100	2,570,669
Honeywell International Inc	44,321	9,463,863
		24,576,060
Machinery - 1.6%
Caterpillar Inc	64,465	51,408,904
Cummins Inc	19,305	10,895,742
Deere & Co	35,160	23,026,636
Dover Corp	18,828	3,656,962
Fortive Corp	42,682	2,511,409
IDEX Corp	10,364	2,369,625
Illinois Tool Works Inc	36,628	10,086,252
Ingersoll Rand Inc	49,790	3,836,320
Otis Worldwide Corp	53,700	3,819,681
PACCAR Inc	73,686	9,146,643
Parker-Hannifin Corp	17,646	17,283,198
Snap-on Inc	7,257	2,803,452
Westinghouse Air Brake Technologies Corp	23,740	6,787,978
Xylem Inc/NY	33,249	3,661,047
		151,293,849
Passenger Airlines - 0.1%
Delta Air Lines Inc	91,722	7,154,316
Southwest Airlines Co	68,293	2,631,329
United Airlines Holdings Inc (c)	45,329	4,895,079
		14,680,724
Professional Services - 0.4%
Automatic Data Processing Inc	56,074	16,046,136
Broadridge Financial Solutions Inc	16,172	2,949,449
Equifax Inc	16,646	3,148,757
Jacobs Solutions Inc	16,503	2,459,772
Leidos Holdings Inc	17,588	2,466,013
Paychex Inc	45,075	5,739,851
SS&C Technologies Holdings Inc	28,942	2,401,318
TransUnion	26,943	2,287,730
Verisk Analytics Inc	18,329	3,551,794
		41,050,820
Trading Companies & Distributors - 0.4%
Fastenal Co	161,177	7,947,638
Ferguson Enterprises Inc	27,278	6,124,184
Sunbelt Rentals Holdings Inc	57,350	4,145,258
United Rentals Inc	8,774	9,107,412
Watsco Inc	4,855	1,504,175
WW Grainger Inc	6,087	7,970,866
		36,799,533
TOTAL INDUSTRIALS		804,980,068
Information Technology - 37.7%
Communications Equipment - 1.3%
Arista Networks Inc (c)	144,506	28,278,379
Ciena Corp (c)	19,782	7,572,550
Cisco Systems Inc	552,863	61,085,833
F5 Inc (c)	7,895	3,214,291
Lumentum Holdings Inc (c)	10,903	9,973,628
Motorola Solutions Inc	23,233	11,274,975
		121,399,656
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	172,172	27,297,871
CDW Corp/DE	17,871	2,708,885
Coherent Corp (c)	27,438	7,623,100
Corning Inc	109,597	16,300,362
Flex Ltd (c)	51,721	5,650,519
Jabil Inc	14,734	4,497,701
Keysight Technologies Inc (c)	23,970	7,735,119
Teledyne Technologies Inc (c)	6,475	3,968,851
		75,782,408
IT Services - 1.1%
Accenture PLC Class A	85,932	16,306,456
Akamai Technologies Inc (c)	20,346	2,209,983
Cloudflare Inc Class A (c)	44,721	13,644,824
Cognizant Technology Solutions Corp Class A	66,328	4,283,462
CoreWeave Inc Class A (c)	36,941	3,135,921
IBM Corporation	131,554	30,766,535
MongoDB Inc Class A (c)	11,246	5,098,599
Okta Inc Class A (c)	23,465	4,060,384
Snowflake Inc (c)	48,385	16,036,241
Twilio Inc Class A (c)	21,242	5,005,252
VeriSign Inc	11,472	3,307,148
		103,854,805
Semiconductors & Semiconductor Equipment - 17.1%
Advanced Micro Devices Inc (c)	228,232	107,433,367
Analog Devices Inc	68,323	24,742,491
Applied Materials Inc	111,075	50,915,669
Broadcom Inc	662,714	245,429,503
Credo Technology Group Holding Ltd (c)	22,711	5,137,001
Entegris Inc	21,305	2,882,353
First Solar Inc (c)	15,033	3,035,163
Intel Corp (c)	661,268	59,190,099
KLA Corp	182,822	32,076,120
Lam Research Corp	175,021	52,767,081
MACOM Technology Solutions Holdings Inc (c)	9,171	2,419,585
Marvell Technology Inc	122,537	25,936,181
Microchip Technology Inc	76,135	5,592,116
Micron Technology Inc	157,848	151,333,613
Monolithic Power Systems Inc	6,879	8,720,990
NVIDIA Corp	3,390,182	748,484,383
ON Semiconductor Corp (c)	54,808	4,060,725
Qnity Electronics Inc	29,267	3,495,358
QUALCOMM Inc	147,513	25,148,016
Teradyne Inc	21,972	7,686,465
Texas Instruments Inc	127,374	33,233,150
		1,599,719,429
Software - 9.3%
Adobe Inc (c)	56,573	16,564,009
Autodesk Inc (c)	29,684	7,674,205
Cadence Design Systems Inc (c)	38,600	13,076,908
Crowdstrike Holdings Inc Class A (c)	142,504	32,918,424
Datadog Inc Class A (c)	46,302	10,975,426
Fair Isaac Corp (c)	3,246	3,723,844
Fortinet Inc (c)	87,164	14,898,943
HubSpot Inc (c)	7,165	1,872,643
Intuit Inc	38,706	13,907,066
Microsoft Corp	1,039,771	527,465,431
Oracle Corp	237,500	35,416,000
Palantir Technologies Inc Class A (c)	321,367	59,896,381
Palo Alto Networks Inc (c)	113,514	43,377,105
PTC Inc (c)	16,172	2,518,627
Roper Technologies Inc	14,129	5,999,739
Salesforce Inc	114,497	29,487,557
ServiceNow Inc (c)	144,338	21,360,581
Strategy Inc Class A (c)	46,271	6,151,267
Synopsys Inc (c)	26,795	11,778,814
Trimble Inc (c)	32,609	1,954,583
Tyler Technologies Inc (c)	5,902	2,196,842
Workday Inc Class A (c)	28,506	5,628,510
Zoom Communications Inc Class A (c)	37,219	3,598,333
Zscaler Inc (c)	14,395	2,711,802
		875,153,040
Technology Hardware, Storage & Peripherals - 8.1%
Apple Inc	2,055,814	651,384,666
Dell Technologies Inc Class C	40,486	18,462,021
Hewlett Packard Enterprise Co	185,967	9,714,916
HP Inc	127,939	3,840,729
NetApp Inc	27,603	5,114,560
Sandisk Corp (c)	20,727	32,472,991
Seagate Technology Holdings PLC	31,382	25,996,221
Western Digital Corp	48,239	21,734,081
		768,720,185
TOTAL INFORMATION TECHNOLOGY		3,544,629,523
Materials - 1.9%
Chemicals - 0.9%
Air Products and Chemicals Inc	31,175	9,647,416
Albemarle Corp	16,491	2,225,790
CF Industries Holdings Inc	21,508	2,796,685
Corteva Inc	93,758	7,934,740
Dow Inc	100,825	3,077,179
Ecolab Inc	35,450	10,039,440
International Flavors & Fragrances Inc	35,719	3,083,621
Linde PLC	64,721	31,686,108
LyondellBasell Industries NV Class A1	36,130	2,351,340
PPG Industries Inc	31,161	3,495,329
Sherwin-Williams Co/The	32,078	10,868,348
Solstice Advanced Materials Inc	22,298	1,413,470
		88,619,466
Construction Materials - 0.2%
Amrize Ltd (United States)	71,991	3,146,007
CRH PLC	93,537	8,819,604
Martin Marietta Materials Inc	8,396	4,355,005
Vulcan Materials Co	18,147	4,892,068
		21,212,684
Containers & Packaging - 0.2%
Amcor PLC	64,671	2,967,752
Avery Dennison Corp	10,717	1,865,937
Ball Corp	37,308	2,349,285
International Paper Co	74,036	2,808,185
Packaging Corp of America	12,394	2,899,452
Smurfit Westrock PLC	73,342	3,439,740
		16,330,351
Metals & Mining - 0.6%
Coeur Mining Inc	144,663	3,006,097
Freeport-McMoRan Inc	201,198	15,238,737
Newmont Corp	149,412	18,834,877
Nucor Corp	31,880	7,958,523
Reliance Inc	7,156	2,748,261
Royal Gold Inc	11,404	2,981,804
Steel Dynamics Inc	18,974	4,413,732
		55,182,031
TOTAL MATERIALS		181,344,532
Real Estate - 1.6%
Diversified REITs - 0.0%
WP Carey Inc	31,174	2,180,933
Health Care REITs - 0.3%
Ventas Inc	68,333	6,229,920
Welltower Inc	98,801	23,340,748
		29,570,668
Industrial REITs - 0.2%
Prologis Inc	130,447	18,252,144
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	41,242	6,013,496
CoStar Group Inc (c)	56,619	1,815,771
		7,829,267
Residential REITs - 0.1%
Essex Property Trust Inc	8,992	2,544,376
Invitation Homes Inc	76,421	2,226,908
Mid-America Apartment Communities Inc	16,274	2,096,905
Sun Communities Inc	16,194	1,966,275
Vivmark Residential	47,609	3,101,251
		11,935,715
Retail REITs - 0.2%
Realty Income Corp	130,658	8,006,722
Simon Property Group Inc	45,352	9,629,137
		17,635,859
Specialized REITs - 0.7%
American Tower Corp	65,211	11,457,573
Crown Castle Inc	61,044	4,647,890
Digital Realty Trust Inc	46,305	8,593,745
Equinix Inc	13,802	14,446,830
Extra Space Storage Inc	29,523	4,165,695
Gaming and Leisure Properties Inc	39,633	1,667,360
Iron Mountain Inc	41,613	4,800,060
Public Storage	22,188	6,811,494
SBA Communications Corp Class A	14,838	2,814,175
VICI Properties Inc	152,675	3,916,114
Weyerhaeuser Co	100,758	2,354,714
		65,675,650
TOTAL REAL ESTATE		153,080,236
Utilities - 1.9%
Electric Utilities - 1.3%
Alliant Energy Corp	36,155	2,457,817
American Electric Power Co Inc	76,378	9,350,959
Constellation Energy Corp	44,733	12,291,286
Duke Energy Corp	109,096	13,081,701
Edison International	53,813	2,904,826
Entergy Corp	63,994	6,803,202
Evergy Inc	32,244	2,612,409
Eversource Energy	52,553	3,686,067
Exelon Corp	143,053	6,254,277
FirstEnergy Corp	72,739	3,335,811
NextEra Energy Inc	291,840	24,030,107
NRG Energy Inc	29,495	3,247,989
PG&E Corp	310,448	4,119,645
PPL Corp	105,088	3,586,653
Southern Co/The	157,753	13,882,264
Xcel Energy Inc	87,241	6,603,271
		118,248,284
Gas Utilities - 0.0%
Atmos Energy Corp	23,325	3,874,982
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	44,509	6,114,201
Multi-Utilities - 0.5%
Ameren Corp	38,624	4,094,530
CenterPoint Energy Inc	91,342	3,617,143
CMS Energy Corp	43,146	2,936,517
Consolidated Edison Inc	51,553	5,517,202
Dominion Energy Inc	123,702	8,165,569
DTE Energy Co	29,028	3,937,068
NiSource Inc	66,960	2,740,003
Public Service Enterprise Group Inc	69,600	5,103,768
Sempra	91,845	7,503,737
WEC Energy Group Inc	45,489	4,829,567
		48,445,104
Water Utilities - 0.0%
American Water Works Co Inc	27,283	3,771,329
TOTAL UTILITIES		180,453,900
TOTAL UNITED STATES		9,339,204,768
TOTAL COMMON STOCKS (Cost $5,382,084,060)		9,371,750,524

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/12/2026 (e) (Cost $14,888,670)	3.75	15,000,000	14,887,857

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	42,240,336	42,248,784
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	6,297,825	6,298,455
TOTAL MONEY MARKET FUNDS (Cost $48,545,597)			48,547,239

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,445,518,327)	9,435,185,620
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,974,743)
NET ASSETS - 100.0%	9,433,210,877

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	160	9/2026	61,592,000	1,192,810

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,112,026.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	21,945,726	421,063,086	400,761,392	612,309	(278)	1,642	42,248,784	42,240,336
Fidelity Securities Lending Cash Central Fund	556,033	122,014,885	116,272,463	7,420	-	-	6,298,455	6,297,825
	22,501,759	543,077,971	517,033,855	619,729	(278)	1,642	48,547,239

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	880,120,965	880,120,965	-	-
Consumer Discretionary	845,548,928	845,548,928	-	-
Consumer Staples	415,704,483	415,704,483	-	-
Energy	335,397,106	335,397,106	-	-
Financials	1,138,833,671	1,138,833,671	-	-
Health Care	866,442,420	866,442,420	-	-
Industrials	807,184,476	807,184,476	-	-
Information Technology	3,560,964,854	3,560,964,854	-	-
Materials	188,019,485	188,019,485	-	-
Real Estate	153,080,236	153,080,236	-	-
Utilities	180,453,900	180,453,900	-	-

U.S. Treasury Obligations	14,887,857	-	14,887,857	-

Money Market Funds	48,547,239	48,547,239	-	-
Total Investments in Securities:	9,435,185,620	9,420,297,763	14,887,857	-
Derivative Instruments:

Assets
Futures Contracts	1,192,810	1,192,810	-	-
Total Assets	1,192,810	1,192,810	-	-
Total Derivative Instruments:	1,192,810	1,192,810	-	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$9,386,638,381
Investments in securities, at value - affiliated issuers	48,547,239
Receivable for fund shares sold	6,057,499
Dividends receivable	7,572,776
Distributions receivable from affiliated funds	79,741
Other receivables	11,865
Total assets	9,448,907,501
Liabilities
Payable for fund shares redeemed	9,205,161
Payable for variation margin on futures contracts	193,540
Collateral on securities loaned	6,297,923
Total liabilities	15,696,624
Net Assets	$9,433,210,877
Net assets consist of:
Paid in capital	5,543,123,510
Total accumulated earnings (loss)	3,890,087,367
Net Assets	$9,433,210,877

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($9,433,210,877/288,217,727 shares)	$32.73

Other Information
Unaffiliated issuers, cost	5,396,972,730
Affiliated issuers, cost	48,545,597
Securities loaned, market value	6,225,483
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$48,960,081
Dividends - affiliated issuers	619,729
Interest	294,244
Total investment income	49,874,054
Expenses
Independent trustees' fees and expenses	12,024
Interest	2,539
Total expenses	14,563
Expense reductions	(11,521)
Total expenses after reductions	3,042
Net investment income (loss)	49,871,012
Net realized gain (loss)
Investments - unaffiliated issuers	(38,103,850)
Investments - affiliated issuers	(278)
Redemptions in-kind	9,679,159
Futures contracts	3,392,173
Net realized gain (loss)	(25,032,796)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	1,026,564,202
Investments - affiliated issuers	1,642
Futures contracts	1,011,864
Total change in net unrealized appreciation (depreciation)	1,027,577,708
Net gain (loss)	1,002,544,912
Net increase (decrease) in net assets resulting from operations	$1,052,415,924
Other Information
Income from securities lending - Affiliated Issuers	7,420

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,871,012	$86,078,359
Net realized gain (loss)	(25,032,796)	105,410,741
Change in net unrealized appreciation (depreciation)	1,027,577,708	878,980,799
Net increase (decrease) in net assets resulting from operations	$1,052,415,924	$1,070,469,899
Distributions to shareholders
Distributions to shareholders	(48,322,964)	(81,717,802)
Total distributions	(48,322,964)	(81,717,802)
Net increase (decrease) in net assets resulting from share transactions	275,806,772	1,383,070,407
Total increase (decrease) in net assets	1,279,899,732	2,371,822,504
Net Assets
Beginning of period	8,153,311,145	5,781,488,641
End of period	$9,433,210,877	$8,153,311,145
Financial Highlights
Fidelity Flex® 500 Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$29.25	$25.45	$21.78	$16.96	$18.69	$16.28
Income from Investment Operations
Net investment income (loss) B, C	.17	.34	.32	.31	.29	.26
Net realized and unrealized gain (loss)	3.48	3.78	3.67	4.81	(1.74)	2.41
Total from investment operations	3.65	4.12	3.99	5.12	(1.45)	2.67
Distributions
Distributions from net investment income	(.17)	(.32)	(.32)	(.30)	(.28)	(.24)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.17)	(.32)	(.32)	(.30)	(.28)	(.26)
Net asset value, end of period	$32.73	$29.25	$25.45	$21.78	$16.96	$18.69
Total Return D, E	12.52%	16.35%	18.39%	30.49%	(7.73)%	16.38%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	-% H, I	-% H	.01%	-% H	-% H	-% H
Ratio of expenses to average net assets net of fee waivers, if any	-% H, I	-% H	-% H	-% H	-% H	-% H
Ratio of expenses to average net assets net of all reductions, if any	-% H, I	-% H	-% H	-% H	-% H	-% H
Ratio of net investment income (loss) to average net assets	1.11% I	1.24%	1.34%	1.64%	1.67%	1.38%
Net assets, end of period	$9,433,210,877	$8,153,311,145	$5,781,488,641	$4,350,752,750	$2,919,224,163	$2,760,531,113
Portfolio turnover rate K	5% I, J	4% J	2% J	2%	5%	2%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity Flex® 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: the short-term capital gain dividends, future contracts, redemptions in-kind, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Flex® 500 Index Fund	5,502,263,384	4,189,487,178	(255,372,132)	3,934,115,046

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Long-term ($)	Total capital loss carryforward ($)
Fidelity Flex® 500 Index Fund	(39,008,877)	(39,008,877)

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Flex® 500 Index Fund
Equity Risk
Futures Contracts	1,192,810	-	3,392,173	1,011,864
Total Equity Risk	1,192,810	-	3,392,173	1,011,864

Totals	1,192,810	-	3,392,173	1,011,864

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity Flex® 500 Index Fund
Futures Contracts	56,684,702

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex® 500 Index Fund	525,604,036	234,097,353

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

August 31, 2026
	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex® 500 Index Fund	463,679	-	9,679,159	9,679,159	14,921,175

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex® 500 Index Fund	8,328,557	-	144,326,528	144,326,528	226,278,567

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser or an affiliate pays all other operating expenses, except fees and expenses of the independent Trustees, and certain other expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC, serves as sub-adviser for the Fund. Sub-advisers provide discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity Flex® 500 Index Fund	Borrower	7,885,333	3.86	2,539

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex® 500 Index Fund	49,544,431	41,317,244	(11,439,858)

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including National Financial Services (NFS), an affiliate of the investment adviser. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations in income from securities lending - affiliated issuers.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex® 500 Index Fund	-	-

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity Flex® 500 Index Fund	11,521

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity Flex® 500 Index Fund
Fidelity Flex® 500 Index Fund	48,322,964	81,717,802
Total	48,322,964	81,717,802

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity Flex® 500 Index Fund
Shares sold	48,111,110	113,704,669	1,464,269,647	3,056,061,436
Reinvestment of distributions	1,238,224	2,333,464	37,828,553	61,930,435
Shares redeemed	(39,909,592)	(64,428,251)	(1,226,291,428)	(1,734,921,464)
Net increase (decrease)	9,439,742	51,609,882	275,806,772	1,383,070,407

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex 500 Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.9881570.109
Z5I-SANN-1026
Fidelity® Extended Market Index Fund
Fidelity® International Index Fund
Fidelity® Total Market Index Fund

Semi-Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Extended Market Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)(c)	126,447	1,538,860
Information Technology - 0.0%
Software - 0.0%
Big Digital Energy Inc (b)(c)	23,042	152,308
TOTAL AUSTRALIA		1,691,168
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd (b)	493,162	12,245,212
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	871,608	9,369,786
Liberty Global Ltd Class C (c)	625,755	6,564,170

TOTAL BELGIUM		15,933,956
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Kestrel Group Ltd (b)(c)	35,440	250,561
RenaissanceRe Holdings Ltd	206,922	67,795,924

TOTAL BERMUDA		68,046,485
CANADA - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	56,420	160,797
Financials - 0.0%
Insurance - 0.0%
Kingsway Corp (b)(c)	103,981	1,072,044
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc rights (c)(d)	14,940	0
TuHURA Biosciences Inc (b)(c)	212,985	453,658
		453,658
Health Care Providers & Services - 0.0%
ZeroStack Corp (b)(c)	13,264	70,034
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	8,645	96,565
TOTAL HEALTH CARE		620,257
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States) (b)	908,695	76,857,423
Electrical Equipment - 0.0%
Bimergen Energy Corp (c)	25,578	74,176
TOTAL INDUSTRIALS		76,931,599
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)(c)	111,509	53,747
Metals & Mining - 0.0%
McEwen Inc (b)(c)	245,373	4,946,720
US Goldmining Inc (b)(c)	13,447	120,351
		5,067,071
TOTAL MATERIALS		5,120,818
TOTAL CANADA		83,905,515
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Inc Class A (c)	278,747	20,298,357
indie Semiconductor Inc Class A (b)(c)	1,062,465	3,947,057
		24,245,414
Software - 0.0%
T3 Defense Inc (b)(c)	1,644	19,432
TOTAL CHINA		24,264,846
CZECH REPUBLIC - 0.0%
Information Technology - 0.0%
Software - 0.0%
AiRWA Inc (c)	258	215
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	306,479	1,912,429
Paper & Forest Products - 0.0%
Mercer International Inc (b)(c)	232,621	90,769
TOTAL GERMANY		2,003,198
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (c)	2,917,174	8,343,118
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (c)	38,529	50,473
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)(c)	240,939	2,120,263
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,170,736
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Enhanced Group Inc Class A (c)	341,100	549,171
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	39,301	64,060
Financials - 0.0%
Financial Services - 0.0%
Triller Group Inc (b)(c)	87,857	84,053
TOTAL HONG KONG		697,284
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (c)	200,490	1,874,582
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)(c)	1,476	9,386
TOTAL HEALTH CARE		1,883,968
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)(c)	70,769	6,306,226
TOTAL IRELAND		8,190,194
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	840,555	7,169,934
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (c)	4,772	20,281
Materials - 0.0%
Chemicals - 0.0%
Nexentis Technologies Inc (b)(c)	8,200	14,760
TOTAL ISRAEL		7,204,975
JAPAN - 0.1%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	101,138	0
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)(c)	605,572	21,951,985
TOTAL JAPAN		21,951,985
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	33,881	190,750
KOREA (SOUTH) - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (c)	117,231	1,235,615
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Coupang Inc Class A (c)	6,466,839	103,857,434
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	115,165	1,301,365
TOTAL KOREA (SOUTH)		106,394,414
MEXICO - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Dauch Corp (b)(c)	1,203,437	7,533,516
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)(c)	331,439	16,134,451
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (c)	310,973	15,150,605
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A	2,949	24,329
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	81,906	705,211
Liberty Latin America Ltd Class C (c)	712,075	6,088,241
TOTAL COMMUNICATION SERVICES		6,793,452
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	740,229	20,637,585
Ofg Bancorp	205,470	10,694,713
Popular Inc	311,368	52,368,984
		83,701,282
Financial Services - 0.0%
EVERTEC Inc	305,331	9,046,957
TOTAL FINANCIALS		92,748,239
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	216,031	5,113,454
TOTAL PUERTO RICO		104,655,145
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	253,558	20,299,853
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc (b)	341,593	41,404,488
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	59,621	47,696
TOTAL SWEDEN		41,452,184
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	620,844	16,731,746
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	473,187	26,962,195
TOTAL SWITZERLAND		43,693,941
THAILAND - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (c)	184,981	4,469,141
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (c)	174,577	72,088,081
TOTAL THAILAND		76,557,222
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	1,937,787	151,438,054
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (c)(d)	13,735	0
F-star Therapeutics Inc rights (c)(d)	13,735	0
Zura Bio Ltd Class A (b)(c)	317,018	1,756,280
		1,756,280
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)(c)	141,186	83,159
TOTAL HEALTH CARE		1,839,439
Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 6/26/2028 (c)	252,986	329
Machinery - 0.0%
Luxfer Holdings PLC	137,023	2,354,055
TOTAL INDUSTRIALS		2,354,384
TOTAL UNITED KINGDOM		155,631,877
UNITED STATES - 97.7%
Communication Services - 4.0%
Diversified Telecommunication Services - 1.5%
Anterix Inc (b)(c)	89,047	8,093,482
AST SpaceMobile Inc Class A (b)(c)	1,274,641	75,331,283
Atn International Inc	43,744	1,319,756
Bandwidth Inc Class A (c)	145,117	7,028,016
Cogent Communications Holdings Inc	236,051	2,251,927
Elauwit Connection Inc (b)	6,089	44,815
GCI LLC Class C (c)	138,282	3,599,480
Globalstar Inc (c)	247,904	20,216,571
IDT Corp Class B	93,847	6,402,242
iQSTEL Inc (b)	83,336	81,353
Iridium Communications Inc	511,947	24,051,270
Lumen Technologies Inc (c)	4,610,922	28,818,263
NextPlat Corp (c)	7,024	67,992
Shenandoah Telecommunications Co	229,153	2,834,623
Space Exploration Technologies Corp Class A (b)	2,894,356	415,890,014
Uniti Group Inc (b)(c)	867,368	8,604,291
		604,635,378
Entertainment - 1.4%
AMC Entertainment Holdings Inc Class A (c)	3,692,721	9,748,783
Angel Studios Inc Class A (c)	476,147	2,004,579
Atlanta Braves Holdings Inc Class A (b)(c)	63,355	3,485,158
Atlanta Braves Holdings Inc Class C (c)	214,863	10,652,908
Cinemark Holdings Inc	500,823	17,834,307
Cineverse Corp (c)	96,552	229,794
CuriosityStream Inc Class A	202,512	542,732
Dolphin Entertainment Inc (c)	47,668	52,435
Firy Inc Class A (b)(c)	59,818	591,600
Freecast Inc Class A (b)	73,615	94,227
Gaia Inc Class A (c)	93,638	146,075
Gaxos.ai Inc (b)(c)	51,998	43,127
House of Doge Inc (b)(c)	43,397	10,836
Kartoon Studios Inc (c)	312,078	197,015
Liberty Live Holdings Inc Class A	84,608	8,416,804
Liberty Live Holdings Inc Class C	259,202	26,832,591
Liberty Media Corp-Liberty Formula One Class A (c)	119,067	10,961,308
Liberty Media Corp-Liberty Formula One Class C (c)	1,089,364	108,881,932
Lionsgate Studios Corp (c)	1,112,566	12,605,373
LiveOne Inc (c)	62,615	242,320
Madison Square Garden Entertainment Corp Class A (c)	195,211	15,165,943
Madison Square Garden Sports Corp Class A (c)	87,076	33,500,749
Marcus Corp/The	108,540	3,085,792
Meridian Holdings Inc (c)	18,543	258,119
Motorsport Games Inc Class A (c)	13,901	53,936
Moving Image Technologies Inc (c)	38,024	23,571
Nomadar Corp Class A	31,733	66,639
Playstudios Inc Class A (c)	491,223	252,832
Playtika Holding Corp	339,340	770,302
PodcastOne Inc (c)	33,807	94,153
Reading International Inc Class A (c)	81,573	173,751
Reading International Inc Class B (b)(c)	3,441	51,959
Reservoir Media Inc (b)(c)	170,723	1,649,184
ROBLOX Corp Class A (c)	3,274,036	135,184,946
Roku Inc Class A (c)	638,234	100,158,062
Snail Inc Class A (b)(c)	22,005	63,815
Sphere Entertainment Co Class A (b)(c)	130,467	17,782,652
Starz Entertainment Corp (b)(c)	64,475	1,706,976
Stubhub Holdings Inc Class A (b)(c)	323,306	2,062,692
TruGolf Holdings Inc Class A (b)(c)	5,792	2,727
Versus Systems Inc (c)	9,254	12,030
Vivid Seats Inc Class A (b)(c)	41,342	242,264
Warner Music Group Corp Class A	715,263	20,177,569
		546,114,567
Interactive Media & Services - 0.5%
Angi Inc Class A (b)(c)	121,343	564,245
Bumble Inc Class A (b)(c)	341,791	936,507
BuzzFeed Inc Class A (c)	171,389	203,953
Cargurus Inc Class A (c)	373,700	13,326,142
Cars.com Inc (b)(c)	270,007	3,159,082
DHI Group Inc (c)	172,529	740,149
EverQuote Inc Class A (b)(c)	134,340	3,417,610
fuboTV Inc Class A (b)(c)	112,363	1,183,182
Getty Images Holdings Inc Class A (b)(c)	329,965	80,214
Giftify Inc (c)	104,362	85,055
Grindr Inc Class A (b)(c)	211,773	3,278,246
HWH International Inc Class A (c)	12,450	23,282
IZEA Worldwide Inc (c)	63,919	194,314
Match Group Inc	1,141,652	46,408,154
MediaAlpha Inc Class A (c)	156,035	1,969,162
Nextdoor Holdings Inc Class A (c)	1,171,268	2,635,353
Onfolio Holdings Inc (c)	556	733
Paradium AI Inc (b)(c)	60,924	59,096
People Inc Class A (c)	314,507	12,039,328
Pinterest Inc Class A (c)	2,353,804	51,101,085
PSQ Holdings Inc Class A (b)(c)	22,655	123,696
QuinStreet Inc (b)(c)	284,244	5,525,703
RUM Group Inc Class A (b)(c)	566,555	5,076,333
Shutterstock Inc	171,584	950,575
Snap Inc Class A (c)	5,286,896	29,342,273
Super League Enterprise Inc (b)(c)	7,968	31,075
System1 Inc Class A (b)(c)	11,389	25,511
Teads Holding Co (b)(c)	150,314	75,458
Travelzoo (b)(c)	33,393	216,387
TripAdvisor Inc Class A (b)(c)	579,711	5,518,849
Trump Media & Technology Group Corp (b)(c)	522,758	5,107,346
Yelp Inc Class A (b)(c)	263,999	5,900,378
Zedge Inc Class B	59,812	181,828
Ziff Davis Inc (b)(c)	183,391	10,114,014
ZipRecruiter Inc Class A (b)(c)	296,772	1,264,249
ZoomInfo Technologies Inc (c)	1,322,348	5,606,756
		216,465,323
Media - 0.5%
Advantage Solutions Inc Class A (b)(c)	17,611	580,635
AMC Global Media Inc Class A (b)(c)	176,500	2,222,135
Beasley Broadcast Group Inc Class A (b)(c)	3,274	63,417
Bloomia Holdings Inc (c)	14,960	50,116
Boston Omaha Corp (b)(c)	109,213	1,506,047
Cable One Inc (b)(c)	27,835	762,122
Cardlytics Inc (c)	29,457	118,712
Clear Channel Outdoor Holdings Inc (c)	1,441,482	3,416,312
comScore Inc (c)	23,468	123,207
Creative Realities Inc (c)	39,350	107,426
Direct Digital Holdings Inc Class A (c)	4,392	9,925
DoubleVerify Holdings Inc (c)	627,899	8,413,847
Entravision Communications Corp Class A (b)	310,234	2,478,770
Eva Live Inc (b)(c)	48,999	112,698
EW Scripps Co/The Class A (c)	275,785	912,848
Fluent Inc (c)	82,088	282,383
Gray Media Inc	449,162	2,191,911
Gray Media Inc Class A	16,715	97,114
Harte Hanks Inc (c)	18,795	81,006
Ibotta Inc Class A (b)(c)	57,803	2,150,850
iHeartMedia Inc Class A (c)	421,824	1,147,361
John Wiley & Sons Inc Class A (b)	187,417	9,818,777
John Wiley & Sons Inc Class B	6,836	355,608
Lee Enterprises Inc (b)(c)	39,799	318,392
LQR House Inc (b)(c)	14,189	23,412
Magnite Inc (c)	699,490	16,431,020
Marchex Inc Class B (c)	182,644	330,586
Mediaco Holding Inc Class A (c)	50,059	54,564
MNTN Inc Class A (b)(c)	93,658	1,231,603
National CineMedia Inc (b)	476,853	1,201,670
New York Times Co/The Class A	783,416	52,700,394
Nexstar Media Group Inc	140,449	25,579,976
NIQ Global Intelligence Plc (b)(c)	248,614	4,738,583
Optimum Communications Inc Class A (c)	854,810	831,388
PubMatic Inc Class A (c)	176,258	2,931,171
Saga Communications Inc Class A	32,329	284,818
Scholastic Corp	81,239	3,119,578
Sinclair Inc Class A	216,070	3,046,587
Sirius XM Holdings Inc (b)	922,319	25,981,726
Stagwell Inc Class A (b)(c)	518,274	4,498,618
Stran & Co Inc (c)	52,900	91,517
TechTarget Inc (b)(c)	98,175	379,937
TEN Holdings Inc (b)(c)	13,676	124,315
Townsquare Media Inc Class A	77,688	449,814
Treasure Global Inc (b)(c)	7,285	18,904
Urban One Inc Class A (b)(c)	4,742	22,714
Urban One Inc Class D (c)	12,778	53,668
USA TODAY Co Inc (b)(c)	609,357	3,832,856
Versant Media Group Inc Class A	691,631	28,439,867
		213,720,905
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	65,357	2,395,988
Gogo Inc (b)(c)	241,061	607,474
Spok Holdings Inc	116,957	1,229,218
SurgePays Inc (c)	88,185	14,726
Telephone and Data Systems Inc	474,975	15,997,158
		20,244,564
TOTAL COMMUNICATION SERVICES		1,601,180,737
Consumer Discretionary - 8.5%
Automobile Components - 0.7%
Adient PLC (c)	222,908	4,228,565
BorgWarner Inc	1,004,653	64,458,536
Cooper-Standard Holdings Inc (c)	48,908	1,309,756
Dana Inc	541,896	16,246,042
Dorman Products Inc (c)	135,463	17,454,408
Fox Factory Holding Corp (c)	223,220	4,560,385
Gentex Corp	1,065,727	23,840,313
Gentherm Inc (b)(c)	158,632	6,232,651
Goodyear Tire & Rubber Co/The (b)(c)	729,166	4,571,871
Holley Inc Class A (c)	87,741	250,939
Kodiak AI Inc (b)(c)	536,795	2,029,085
LCI Industries	121,879	12,264,684
Lear Corp	248,777	31,094,637
Motorcar Parts of America Inc (c)	97,290	1,130,510
Patrick Industries Inc (b)	165,416	13,517,796
Phinia Inc	186,826	12,786,371
QuantumScape Corp Class A (b)(c)	2,398,948	13,410,119
Solid Power Inc (b)(c)	1,058,264	2,465,755
Standard Motor Products Inc	109,169	4,117,855
Stoneridge Inc (c)	178,228	1,233,338
Strattec Security Corp (c)	22,495	1,577,799
Sypris Solutions Inc (c)	66,848	121,663
Versigent PLC	347,936	16,492,166
Visteon Corp	133,369	13,579,632
Worksport Ltd (b)(c)	67,369	41,082
XPEL Inc (b)(c)	124,529	6,134,299
		275,150,257
Automobiles - 0.3%
Aptera Motors Corp Class B (b)	73,496	174,186
Azio AI Holdings Inc (b)(c)	66,621	83,942
Cenntro Inc (c)	5,515	22,998
Empery Digital Inc (b)(c)	155,142	499,557
FabricAI Inc (b)(c)	16,501	43,233
Faraday Future Intelligent Electric Inc Class A (b)(c)	15,819	35,751
FLY-E Group Inc (c)	7,597	10,331
Harley-Davidson Inc (b)	524,638	14,480,009
Livewire Group Inc (b)(c)	14,457	17,637
Lucid Group Inc (b)(c)	703,667	3,412,785
Massimo Group (b)(c)	25,438	25,423
Rivian Automotive Inc Class A (b)(c)	4,681,001	75,176,876
Thor Industries Inc	261,937	19,907,212
Winnebago Industries Inc	146,896	4,420,101
Workhorse Group Inc (b)(c)	24,339	83,483
		118,393,524
Broadline Retail - 0.3%
1stdibs.Com Inc (c)	126,513	552,861
Dillard's Inc Class A (b)	14,848	9,294,403
Eightco Holdings Inc (b)(c)	1,731,220	1,325,422
Etsy Inc (c)	462,295	37,598,452
Groupon Inc (b)(c)	134,633	2,582,261
Kohl's Corp	555,563	9,900,133
Macy's Inc	1,286,679	28,255,471
Ollie's Bargain Outlet Holdings Inc (c)	297,224	22,416,634
Pattern Group Inc Class A	143,775	2,980,456
Savers Value Village Inc (b)(c)	280,419	2,896,728
		117,802,821
Distributors - 0.2%
AMCON Distributing Co	1,325	90,975
Educational Development Corp (c)	28,658	38,115
GigaCloud Technology Inc Class A (b)(c)	127,820	6,203,105
Gold.com Inc	99,284	4,464,801
LKQ Corp	1,247,200	31,304,720
Pool Corp	156,419	29,175,272
Weyco Group Inc	27,947	1,251,187
		72,528,175
Diversified Consumer Services - 0.8%
ADT Inc	2,766,146	20,441,819
American Public Education Inc (b)(c)	89,172	4,070,702
Amesite Inc (c)	19,439	20,411
Beachbody Co Inc/The Class A (c)	16,932	99,052
Bright Horizons Family Solutions Inc (c)	257,725	19,118,041
Carriage Services Inc	77,279	2,600,438
Chegg Inc (c)	593,117	501,184
Coursera Inc (c)	1,105,392	7,207,156
Covista Inc (b)(c)	166,029	21,970,618
Driven Brands Holdings Inc (c)	223,204	2,772,194
Duolingo Inc Class A (c)	197,754	29,338,783
Frontdoor Inc (c)	342,077	27,663,767
Graham Holdings Co Class B	16,314	18,416,711
Grand Canyon Education Inc (c)	128,202	18,990,562
H&R Block Inc	618,166	31,928,274
KIDZ AI Inc Class B (b)(c)	2,765	12,525
KinderCare Learning Cos Inc (b)(c)	190,783	480,773
Laureate Education Inc (c)	617,212	23,163,966
Legacy Education Inc (b)(c)	44,889	491,535
Lincoln Educational Services Corp (c)	143,446	3,609,101
Matthews International Corp Class A (b)	154,619	3,211,437
McGraw Hill Inc (b)(c)	123,413	1,620,413
Nerdy Inc Class A (b)(c)	15,963	159,790
Perdoceo Education Corp	289,740	9,630,958
Phoenix Education Partners Inc	22,202	646,300
Regis Corp (c)	13,019	357,762
Service Corp International/US	671,480	54,819,627
Strategic Education Inc	111,204	9,212,139
Stride Inc (b)(c)	205,007	17,772,057
Universal Technical Institute Inc (b)(c)	249,392	5,269,653
WW International Inc (b)(c)	52,541	876,909
XWELL Inc (c)	32,169	29,570
		336,504,227
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (c)	279,715	3,255,883
All In FutureTech Alliance Inc (b)(c)	12,482	37,696
Aramark	1,278,589	71,997,347
Ark Restaurants Corp (c)	7,318	40,249
Aureus Greenway Holdings Inc (b)(c)	80,628	316,868
Bally's Corp (b)(c)	33,677	301,746
Biglari Holdings Inc Class A (b)(c)	706	1,381,875
Biglari Holdings Inc Class B (b)(c)	1,184	459,960
BJ's Restaurants Inc (c)	101,389	6,447,327
Black Rock Coffee Bar Inc Class A (b)	110,083	1,051,293
Bloomin' Brands Inc (c)	383,334	3,948,340
Boyd Gaming Corp	266,438	20,672,924
Brinker International Inc (c)	208,955	47,746,218
BT Brands Inc (b)(c)	18,238	27,722
Caesars Entertainment Inc (c)	995,168	29,556,490
Canterbury Park Holding Corp	12,263	194,369
Cava Group Inc (b)(c)	491,189	32,295,677
Century Casinos Inc (c)	120,227	151,486
Cheesecake Factory Inc/The	222,318	24,341,598
Choice Hotels International Inc (b)	100,094	10,345,716
Churchill Downs Inc	323,333	28,285,171
Cracker Barrel Old Country Store Inc (b)	110,574	6,108,108
Dave & Buster's Entertainment Inc (b)(c)	152,784	1,370,472
Dine Brands Global Inc (b)	61,603	2,037,827
DraftKings Inc Class A (c)	2,419,521	58,770,165
Dutch Bros Inc Class A (b)(c)	625,664	30,569,943
El Pollo Loco Holdings Inc (c)	131,492	2,007,883
First Watch Restaurant Group Inc (c)	237,043	3,005,705
Flanigan's Enterprises Inc	2,953	138,407
Flutter Entertainment PLC (b)(c)	846,851	84,837,533
Full House Resorts Inc (c)	168,283	341,614
GEN Restaurant Group Inc Class A (c)	25,148	48,033
Global Business Travel Group I Class A (c)	577,928	5,467,199
Good Times Restaurants Inc (c)	37,556	57,836
High Roller Technologies Inc (c)	25,335	155,810
Hilton Grand Vacations Inc (c)	295,584	12,535,717
Hyatt Hotels Corp Class A	200,281	33,440,919
Inspired Entertainment Inc (b)(c)	121,642	709,173
Jack in the Box Inc (b)(c)	93,069	1,536,569
Krispy Kreme Inc (b)(c)	505,512	1,728,851
Kura Sushi USA Inc Class A (b)(c)	32,542	1,485,868
Life Time Group Holdings Inc (c)	746,717	31,377,048
Lindblad Expeditions Holdings Inc (c)	218,235	5,796,322
Lucky Strike Entertainment Corp Class A (b)	76,618	482,693
Marriott Vacations Worldwide Corp	134,823	14,056,646
Monarch Casino & Resort Inc	58,445	7,039,700
Nathan's Famous Inc	10,610	1,038,295
Navan Inc Class A (c)	185,698	5,396,384
Noodles & Co Class A (b)(c)	12,793	183,707
ONE Group Hospitality Inc/The (c)	131,272	220,537
Papa John's International Inc (b)	90,441	2,123,555
Penn Entertainment Inc (c)	630,459	10,534,970
Planet Fitness Inc Class A (c)	386,941	19,966,156
Portillo's Inc Class A (b)(c)	375,456	1,715,834
Pursuit Attractions and Hospitality Inc (c)	101,004	4,848,192
Rave Restaurant Group Inc (c)	56,969	178,883
Rci Hospitality Holdings Inc	36,232	1,055,438
Red Robin Gourmet Burgers Inc (c)	45,457	415,022
Red Rock Resorts Inc Class A	232,924	13,081,012
Rush Street Interactive Inc Class A (b)(c)	508,532	13,099,784
Sabre Corp (b)(c)	1,932,906	4,194,406
Serve Robotics Inc (b)(c)	186,944	910,417
Shake Shack Inc Class A (c)	199,246	13,726,057
Six Flags Entertainment Corp (b)(c)	466,408	7,019,440
Sports Entertainment Gaming Global Corp (b)(c)	13,737	37,914
Sweetgreen Inc Class A (b)(c)	539,172	3,752,637
Target Hospitality Corp (c)	156,439	2,897,250
Texas Roadhouse Inc	319,911	62,574,592
Travel + Leisure Co	303,225	20,849,751
United Parks & Resorts Inc (b)(c)	116,697	4,669,047
Vail Resorts Inc (b)	174,539	23,896,134
Venu Holding Corp Class A (b)(c)	119,711	229,845
Wendy's Co/The (b)	790,738	6,563,125
Wingstop Inc	134,642	14,740,606
Wyndham Hotels & Resorts Inc	366,260	26,978,712
Xponential Fitness Inc Class A (b)(c)	26,992	147,106
		855,006,804
Household Durables - 1.1%
Algorhythm Holdings Inc (b)(c)	76,589	20,380
Aterian Inc (c)	39,654	15,862
Aterian Inc rights (c)(d)	39,654	0
Bassett Furniture Industries Inc	38,057	715,472
Beazer Homes USA Inc (b)(c)	128,133	4,251,453
Cavco Industries Inc (c)	37,780	21,123,931
Century Communities Inc	125,225	8,458,949
Champion Homes Inc (c)	269,545	24,062,282
Cricut Inc Class A (b)	247,610	1,460,899
Dream Finders Homes Inc Class A (b)(c)	102,419	1,438,987
Emerson Radio Corp (c)	27,347	12,935
Ethan Allen Interiors Inc	121,339	2,869,667
Flexsteel Industries Inc (b)	17,916	1,425,039
Gopro Inc Class A (b)(c)	315,797	276,701
Green Brick Partners Inc (b)(c)	146,253	10,562,392
Hamilton Beach Brands Holding Co Class A	30,515	958,476
Helen of Troy Ltd (b)(c)	120,233	3,619,013
Hooker Furnishings Corp	53,980	707,138
Hovnanian Enterprises Inc Class A (c)	23,583	2,927,358
Installed Building Products Inc (b)	109,881	26,682,403
KB Home (b)	313,432	16,705,926
Koss Corp (c)	26,419	90,881
La-Z-Boy Inc	201,019	6,360,241
Legacy Housing Corp (b)(c)	41,655	1,171,755
LGI Homes Inc (b)(c)	82,571	4,619,022
Lifetime Brands Inc (b)	63,816	603,061
Live Ventures Inc (c)	4,439	41,593
Lovesac Co/The (b)(c)	69,360	1,081,669
M/I Homes Inc (c)	125,617	18,693,066
Meritage Homes Corp	330,619	22,954,877
Mohawk Industries Inc (c)	250,986	32,188,955
Newell Brands Inc	2,090,750	13,067,188
Purple Innovation Inc Class A (c)	11,260	44,927
SharkNinja Inc (b)(c)	343,925	66,202,123
Smith Douglas Homes Corp Class A (b)(c)	41,970	506,998
Somnigroup International Inc	1,123,417	72,741,252
Sonos Inc (c)	581,512	9,071,587
Toll Brothers Inc	461,072	66,140,778
Traeger Inc (b)(c)	6,064	339,887
Universal Electronics Inc	50,465	230,120
Whirlpool Corp (b)	321,939	13,147,989
XMAX Inc (b)(c)	295,174	2,647,711
Yunhong Green CTI Ltd (c)	3,741	10,699
		460,251,642
Leisure Products - 0.3%
Acushnet Holdings Corp	132,940	11,484,687
American Outdoor Brands Inc (c)	59,337	627,192
Brunswick Corp/DE	318,208	24,151,988
Callaway Golf Co (c)	664,725	10,442,830
Clarus Corp	167,089	621,571
Escalade Inc (b)	40,376	813,980
Funko Inc Class A (c)	191,947	1,289,884
Interactive Strength Inc (b)(c)	6,973	20,919
JAKKS Pacific Inc	47,804	1,200,358
Johnson Outdoors Inc Class A	29,711	1,336,995
Latham Group Inc (b)(c)	236,172	1,669,736
Malibu Boats Inc Class A (c)	102,891	2,773,941
MasterCraft Boat Holdings Inc (c)	75,936	1,767,790
Mattel Inc (c)	1,420,646	21,238,659
Newton Golf Company Inc (b)(c)	23,107	27,266
Peloton Interactive Inc Class A (c)	2,059,069	11,036,610
Polaris Inc	265,095	17,109,231
Smith & Wesson Brands Inc	218,713	2,782,029
Sturm Ruger & Co Inc	79,852	3,031,980
Tron Inc (b)(c)	218,752	382,816
Twin Vee PowerCats Co (b)(c)	3,783	38,208
YETI Holdings Inc (b)(c)	367,917	15,102,993
		128,951,663
Specialty Retail - 2.3%
1-800-Flowers.com Inc Class A (b)(c)	131,864	481,304
Abercrombie & Fitch Co Class A (c)	218,032	31,196,019
Academy Sports & Outdoors Inc	316,351	13,590,439
Advance Auto Parts Inc (b)	295,937	12,482,623
aka Brands Holding Corp (c)	3,304	34,560
American Eagle Outfitters Inc	763,094	12,690,253
Arhaus Inc Class A	273,051	2,378,274
Arko Corp	283,222	1,291,492
ARKO Petroleum Corp Class A	60,875	1,104,881
Asbury Automotive Group Inc (b)(c)	91,546	19,352,824
AutoNation Inc (c)	122,500	24,653,125
BARK Inc (b)(c)	30,596	325,235
Barnes & Noble Education Inc	100,251	1,213,037
Bath & Body Works Inc	983,588	18,934,069
Bob's Discount Furniture Inc (b)	97,678	1,643,921
Boot Barn Holdings Inc (c)	148,191	22,322,010
Brilliant Earth Group Inc Class A (c)	96,771	136,447
Buckle Inc/The	149,013	6,347,954
Build-A-Bear Workshop Inc (b)	58,970	1,785,022
Burlington Stores Inc (c)	305,835	79,443,700
Caleres Inc	180,024	2,192,692
Camping World Holdings Inc Class A	342,005	2,209,352
CarMax Inc (c)	693,453	42,529,472
Carparts Com Inc (c)	38,782	280,394
Cato Corp/The Class A (c)	69,564	181,562
Chewy Inc Class A (b)(c)	1,172,775	27,912,045
Children's Place Inc/The (b)(c)	9,817	24,444
Citi Trends Inc (c)	35,071	2,387,108
Designer Brands Inc Class A (b)	184,143	1,007,262
Destination XL Group Inc (c)	296,049	181,182
Dick's Sporting Goods Inc	321,121	43,383,447
Digital Brands Group Inc (b)(c)	2,158	13,821
Duluth Holdings Inc Class B (c)	76,953	283,187
Envela Corp (c)	29,662	409,336
EVgo Inc Class A (b)(c)	721,403	966,680
Five Below Inc (c)	269,113	66,427,853
Floor & Decor Holdings Inc Class A (c)	529,469	26,616,407
GameStop Corp Class A (b)(c)	2,012,340	36,986,809
Gap Inc/The	1,088,575	24,286,108
Genesco Inc (c)	48,900	1,636,683
Grabagun Digital Holdings Inc (c)	99,786	233,499
Group 1 Automotive Inc	57,968	15,624,695
Grove Collaborative Holdings Inc Class A (b)(c)	143,767	140,619
GrowGeneration Corp (c)	283,350	456,194
Haverty Furniture Cos Inc	67,900	1,851,633
Haverty Furniture Cos Inc Class A	2,326	63,500
J Jill Inc (b)	37,015	722,903
Lands' End Inc (c)	22,419	265,217
Leslie's Inc (b)(c)	31,413	16,189
Lithia Motors Inc	111,333	40,894,838
Lulu's Fashion Lounge Holdings Inc (c)	6,113	81,181
MarineMax Inc (b)(c)	96,017	5,010,167
Monro Inc	43,379	540,502
Murphy USA Inc	81,835	42,176,941
National Vision Holdings Inc (b)(c)	396,879	6,778,693
Neighborhood Intelligence Inc (b)(c)	280,125	1,100,891
NextBoat Inc (c)	20,271	44,393
OneWater Marine Inc Class A (b)(c)	72,802	872,896
Outdoor Holding Co (c)	376,646	813,555
Penske Automotive Group Inc	89,551	19,395,851
Petco Health & Wellness Co Inc Class A (b)(c)	461,739	1,228,226
PetMed Express Inc (c)	15,664	29,605
RealReal Inc/The (b)(c)	497,780	5,097,267
Rent the Runway Inc Class A (b)(c)	127,357	453,391
Revolve Group Inc Class A (c)	203,590	4,523,770
RH (c)	76,172	11,361,054
RideNow Group Inc Class B (b)(c)	110,225	623,874
Sally Beauty Holdings Inc (b)(c)	471,371	7,721,057
Shoe Station Group Inc (b)	108,078	1,480,669
Signet Jewelers Ltd	196,348	16,155,513
Sonic Automotive Inc Class A (b)	64,566	5,078,116
Sportsman's Warehouse Holdings Inc (c)	217,351	258,648
Stitch Fix Inc Class A (c)	602,412	1,909,646
Tandy Leather Factory Inc	11,530	30,209
ThredUp Inc Class A (c)	506,116	1,361,452
Tilly's Inc Class A (b)(c)	115,503	452,772
Torrid Holdings Inc (b)(c)	101,196	222,631
Upbound Group Inc	263,534	4,822,672
Urban Outfitters Inc (c)	250,379	20,203,082
Valvoline Inc (b)(c)	623,070	19,975,624
Victoria's Secret & Co (c)	386,008	32,968,943
Warby Parker Inc Class A (b)(c)	490,946	12,077,272
Wayfair Inc Class A (c)	541,125	53,717,479
Winmark Corp	14,816	4,929,580
Xcel Brands Inc (c)	22,433	20,862
Zumiez Inc (b)(c)	66,121	1,183,566
		876,294,370
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd (b)(c)	513,457	6,803,305
Carter's Inc	182,275	5,903,887
Columbia Sportswear Co (b)	83,674	4,802,888
Crocs Inc (c)	242,783	29,226,218
Crown Crafts Inc	60,019	169,254
Culp Inc (c)	55,433	186,255
Figs Inc Class A (c)	777,147	11,921,435
Fossil Group Inc (b)(c)	269,703	1,340,424
G-III Apparel Group Ltd (b)	184,777	6,021,882
Kontoor Brands Inc	250,024	18,854,310
Lakeland Industries Inc (b)	50,295	584,931
Levi Strauss & Co Class A	457,416	9,495,956
Movado Group Inc	77,092	2,600,313
Oxford Industries Inc (b)	72,036	2,758,258
Playboy Inc (c)	354,797	418,660
PVH Corp	229,356	17,009,041
Rocky Brands Inc	38,113	1,723,089
Smartbird Inc Class A (b)	45,937	112,775
Steven Madden Ltd	358,755	15,491,041
Superior Group of Cos Inc	55,017	657,453
Under Armour Inc Class A (b)(c)	647,928	3,265,557
Under Armour Inc Class C (b)(c)	910,969	4,491,077
Unifi Inc (c)	76,526	565,527
Vera Bradley Inc (c)	111,234	378,196
VF Corp	1,618,424	21,751,619
Vince Holding Corp (c)	11,248	76,936
Wolverine World Wide Inc (b)	411,148	8,111,950
		174,722,237
TOTAL CONSUMER DISCRETIONARY		3,415,605,720
Consumer Staples - 2.5%
Beverages - 0.3%
Amaze Holdings Inc (c)	100,687	16,815
Boston Beer Co Inc/The Class A (c)	37,018	6,582,171
Celsius Holdings Inc (b)(c)	784,941	24,686,394
Coca-Cola Consolidated Inc	274,408	53,665,973
Endovia Health Sciences Inc (c)	16,343	4,935
IP Strategy Holdings Inc (b)(c)	2,370	9,338
MGP Ingredients Inc	94,042	1,562,038
National Beverage Corp	111,237	3,518,426
Primo Brands Corp Class A	1,287,957	29,391,179
Reed's Inc (b)(c)	36,665	34,835
Vita Coco Co Inc/The (c)	213,094	12,511,814
Willamette Valley Vineyards Inc (c)	20,382	45,248
Zevia PBC Class A (c)	186,323	262,715
		132,291,881
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc Class A (b)	1,749,179	21,602,361
Andersons Inc/The	163,141	10,582,957
BJ's Wholesale Club Holdings Inc (c)	621,325	56,323,111
Chefs' Warehouse Inc/The (c)	175,729	19,764,241
Grocery Outlet Holding Corp (b)(c)	507,249	6,061,626
Healthy Choice Wellness Corp Class A (b)(c)	3,011	25,322
HF Foods Group Inc (c)	209,018	374,142
Ingles Markets Inc Class A	66,686	5,454,915
Maison Solutions Inc Class A (b)(c)	32,725	50,397
Mangoceuticals Inc (b)(c)	76,123	29,696
Maplebear Inc (c)	801,019	40,467,480
Natural Grocers by Vitamin Cottage Inc (b)	51,794	1,417,602
Performance Food Group Co (c)	764,116	75,777,384
PriceSmart Inc	121,663	20,683,927
Reborn Coffee Inc (c)	27,618	35,351
Sprouts Farmers Market Inc (c)	458,611	37,624,446
United Natural Foods Inc (b)(c)	295,684	12,968,700
US Foods Holding Corp (c)	1,070,820	112,264,769
Village Super Market Inc Class A (b)	45,891	1,986,162
Weis Markets Inc (b)	44,909	3,190,784
Yesway Inc Class A (c)	72,430	1,804,231
		428,489,604
Food Products - 0.8%
Alico Inc (b)	28,102	1,116,492
Arcadia Biosciences Inc (c)	12,373	6,423
B&G Foods Inc (b)	264,940	919,342
Barfresh Food Group Inc (c)	40,631	51,195
Beyond Meat Inc (b)(c)	86,220	1,146,726
BranchOut Food Inc (c)	55,979	222,796
BRC Inc Class A (c)	49,627	399,001
Bridgford Foods Corp (c)	6,842	41,120
Buda Juice Inc (b)	13,541	115,099
Cal-Maine Foods Inc (b)	217,886	17,195,563
Campbell's Company/The (b)	964,521	22,839,857
Coffee Holding Co Inc	28,388	97,087
Conagra Brands Inc	2,368,010	37,935,521
Darling Ingredients Inc (c)	771,884	51,152,754
Del Monte Corp (b)	168,886	5,350,308
Edible Garden AG Inc (b)(c)	7,342	10,719
Flowers Foods Inc (b)	1,068,070	7,391,044
Freshpet Inc (c)	240,854	16,826,060
Hain Celestial Group Inc (c)	499,228	372,125
Ingredion Inc	306,427	31,702,937
J & J Snack Foods Corp	71,084	6,268,187
John B Sanfilippo & Son Inc	42,420	3,125,930
Laird Superfood Inc (c)	44,870	187,108
Lamb Weston Holdings Inc	672,791	36,687,293
Lifeway Foods Inc (c)	29,971	780,145
Limoneira Co (b)	81,023	1,114,876
Local Bounti Corp (c)	26,086	26,869
Mama's Creations Inc (b)(c)	181,452	2,944,966
Marzetti Company/The	99,292	11,185,244
Mission Produce Inc (b)(c)	262,802	3,342,841
Once Upon a Farm PBC (b)(c)	57,080	988,626
Pilgrim's Pride Corp (b)(c)	210,819	6,615,500
Post Holdings Inc (c)	195,379	16,286,793
Rocky Mountain Chocolate Factory Inc (b)(c)	35,183	38,349
Sadot Group Inc (b)(c)	1,309	18,640
Seaboard Corp	1,267	4,954,287
Seneca Foods Corp Class A (c)	24,798	4,917,195
Seneca Foods Corp Class B (c)	39	7,747
Simply Good Foods Co/The (c)	424,897	4,865,071
SOW GOOD INC (b)(c)	93,549	307,776
SRX Global Inc (b)	65,523	110,079
Suja Life Inc Class A (b)	45,709	460,290
Tootsie Roll Industries Inc Class A (b)	97,260	3,974,044
Utz Brands Inc Class A	390,898	5,550,752
Vital Farms Inc (b)(c)	179,660	1,918,769
Westrock Coffee Co (b)(c)	186,393	1,452,001
		313,021,547
Household Products - 0.1%
Central Garden & Pet Co (b)(c)	38,538	1,656,363
Central Garden & Pet Co Class A (c)	249,241	9,274,258
Energizer Holdings Inc	301,271	6,561,682
Oil-Dri Corp of America	48,497	4,363,760
Reynolds Consumer Products Inc	260,429	6,028,931
Spectrum Brands Holdings Inc	112,919	9,746,039
WD-40 Co	65,119	13,945,234
		51,576,267
Personal Care Products - 0.2%
AXIL Brands Inc (b)(c)	18,938	125,748
BellRing Brands Inc (c)	401,687	4,326,169
Bonk Inc (b)(c)	26,097	32,099
Caring Brands Inc (c)	16,179	21,680
Coty Inc Class A (c)	1,920,322	5,472,918
Edgewell Personal Care Co	233,649	6,710,399
elf Beauty Inc (c)	291,341	31,770,737
FitLife Brands Inc (b)(c)	19,864	199,633
Herbalife Ltd (c)	509,984	5,604,724
Honest Co Inc/The (b)(c)	507,891	2,905,137
Interparfums Inc (b)	90,806	10,663,349
Lifevantage Corp (b)	55,581	351,828
Mannatech Inc (b)(c)	4,471	32,012
Medifast Inc (b)(c)	59,296	719,853
Natural Alternatives International Inc (c)	20,998	44,306
Nature's Sunshine Products Inc (c)	69,719	986,524
Niagen Bioscience Inc (c)	284,070	889,139
Nu Skin Enterprises Inc Class A	148,075	694,472
PMGC Holdings Inc (b)(c)	4,636	24,061
SkinHealth Systems Inc Class A (b)(c)	424,080	286,720
Synergy CHC Corp (b)(c)	23,861	2,515
United-Guardian Inc	17,018	123,210
Upexi Inc (b)(c)	311,213	339,222
USANA Health Sciences Inc (c)	43,496	620,253
		72,946,708
Tobacco - 0.0%
22nd Century Group Inc (c)	1,381	4,418
Ispire Technology Inc (b)(c)	103,997	152,876
Turning Point Brands Inc (b)	95,347	7,720,247
Universal Corp/VA (b)	127,113	5,783,642
		13,661,183
TOTAL CONSUMER STAPLES		1,011,987,190
Energy - 4.6%
Energy Equipment & Services - 1.1%
Archrock Inc	853,950	26,916,504
Atlas Energy Solutions Inc (b)(c)	298,587	3,911,490
Bristow Group Inc	128,535	5,834,204
Cactus Inc Class A	338,741	23,820,267
Core Laboratories Inc	187,289	2,328,002
Dawson Geophysical Co (b)(c)	30,386	103,009
DMC Global Inc (c)	36,325	256,818
Drilling Tools International Corp (c)	80,358	198,484
Energy Services of America Corp	67,524	786,655
Expro Ltd (b)	500,872	9,075,801
Flowco Holdings Inc Class A	172,897	3,793,360
Forum Energy Technologies Inc (c)	54,765	4,489,087
Geospace Technologies Corp (c)	69,411	365,796
Helix Energy Solutions Group Inc (c)	687,201	7,078,170
Helmerich & Payne Inc	490,767	21,387,626
HMH Holding Inc Class A (b)(c)	56,890	1,095,701
Innovex International Inc (c)	174,803	5,361,208
KLX Energy Services Holdings Inc (c)	86,183	132,722
KLX Energy Services Holdings Inc rights 9/23/2026 (c)	86,183	12,048
Kodiak Gas Services Inc	476,973	28,031,703
Liberty Energy Inc Class A	798,357	15,735,616
Mammoth Energy Services Inc (c)	137,078	429,054
MIND Technology Inc (b)(c)	51,353	223,386
Nabors Industries Ltd (c)	71,790	6,722,416
National Energy Services Reunited Corp (c)	289,357	10,159,324
Natural Gas Services Group Inc	55,283	1,945,962
NCS Multistage Holdings Inc (c)	4,348	231,966
Nine Energy Service Inc	68,098	724,563
Noble Corp PLC	617,814	28,314,416
NOV Inc	1,765,129	37,579,597
Oceaneering International Inc (b)(c)	484,731	25,089,677
Oil States International Inc (c)	277,362	2,446,333
Patterson-UTI Energy Inc	1,693,857	21,410,352
ProFrac Holding Corp Class A (c)	117,703	600,285
ProPetro Holding Corp (b)(c)	481,798	5,473,225
Ranger Energy Services Inc Class A	79,892	1,334,196
RPC Inc (b)	455,628	2,975,251
SEACOR Marine Holdings Inc (b)(c)	102,988	983,535
Select Water Solutions Inc Class A	573,992	11,192,844
Smart Sand Inc	80,647	425,010
Solaris Energy Infrastructure Inc Class A (b)	267,869	13,599,709
TETRA Technologies Inc (c)	665,136	4,589,438
Tidewater Inc (b)(c)	226,054	21,050,148
Transocean Ltd (b)(c)	4,971,684	28,885,484
Valaris Ltd (c)	314,238	27,140,736
Weatherford International PLC	351,042	34,321,376
		448,562,554
Oil, Gas & Consumable Fuels - 3.5%
Abundia Global Impact Group Inc (c)	63,665	68,122
Aemetis Inc (b)(c)	330,656	618,327
American Resources Corp (b)	408,946	965,113
Amplify Energy Corp (b)(c)	179,328	882,294
Antero Midstream Corp	1,612,425	36,150,569
Antero Resources Corp (c)	1,436,235	55,266,323
Barnwell Industries Inc (c)	32,908	31,526
Battalion Oil Corp (b)(c)	68,576	92,578
Big Sky Industrial Inc (c)	160,970	244,674
California Resources Corp	385,723	20,454,891
Calumet Inc (c)	312,180	15,524,711
Centrus Energy Corp Class A (b)(c)	92,694	15,887,752
Cheniere Energy Inc	1,020,737	297,738,776
Chord Energy Corp	275,498	40,528,511
Clean Energy Fuels Corp (c)	685,048	1,089,226
Clean Energy Technologies Inc (c)	53,110	56,297
CNX Resources Corp (c)	689,512	25,084,447
Comstock Inc (b)(c)	378,894	1,254,139
Comstock Resources Inc (b)(c)	393,051	5,671,726
Core Natural Resources Inc	246,603	25,227,487
Crescent Energy Co Class A	1,169,416	16,009,305
CVR Energy Inc (b)	149,946	6,276,740
Delek US Holdings Inc	298,086	22,159,713
Diversified Energy Co	289,492	4,310,536
Dorian LPG Ltd (b)	179,146	8,964,466
DT Midstream Inc	495,696	64,946,090
Eagle Nuclear Energy Corp (b)	71,455	499,470
Empire Petroleum Corp (b)(c)	106,469	336,442
EON Resources Inc Class A (b)(c)	221,555	116,471
Epsilon Energy Ltd (b)	126,210	786,288
Evolution Petroleum Corp (b)	179,891	665,597
Excelerate Energy Inc Class A (b)	114,534	4,537,837
FutureFuel Corp	46,960	247,479
Gevo Inc (b)(c)	1,192,764	1,979,988
Granite Ridge Resources Inc	364,155	1,831,700
Green Plains Inc (c)	252,031	3,641,848
Greenland Energy Co (b)	169,309	232,800
Gulfport Energy Corp (b)(c)	71,296	12,794,067
HF Sinclair Corp	745,785	75,779,214
HighPeak Energy Inc Class A (b)	122,234	1,001,096
Infinity Natural Resources Inc Class A (b)(c)	93,207	1,439,116
International Seaways Inc	197,012	19,433,264
Kinetik Holdings Inc Class A	252,249	13,830,813
Lightbridge Corp (b)(c)	178,449	1,343,721
Magnolia Oil & Gas Corp Class A	1,124,039	30,180,447
Matador Resources Co	571,614	33,159,328
Mexco Energy Corp	4,647	47,167
Murphy Oil Corp (b)	659,685	24,025,728
NACCO Industries Inc Class A	22,888	979,378
New Era Energy & Digital Inc (b)(c)	438,823	2,082,215
New Fortress Energy Inc Class A (b)(c)	628,427	182,244
NextDecade Corp (b)(c)	695,008	5,240,360
NextNRG Inc (b)(c)	299,983	68,996
Northern Oil & Gas Inc (b)	523,467	13,615,377
OPAL Fuels Inc Class A (b)(c)	121,056	240,901
Ovintiv Inc	1,341,383	88,061,794
Par Pacific Holdings Inc (c)	243,210	19,437,343
PBF Energy Inc Class A	411,262	30,018,013
Peabody Energy Corp	597,994	17,754,442
PEDEVCO Corp (b)(c)	8,796	119,714
Permian Resources Holdings Inc/DE Class A	3,823,232	89,043,073
Prairie Operating Co (b)(c)	262,071	133,394
Presidio Production Co (b)	62,682	681,980
PrimeEnergy Resources Corp (b)(c)	3,256	687,276
Range Resources Corp	1,147,842	47,428,831
REX American Resources Corp (c)	137,773	5,659,715
Riley Exploration Permian Inc	49,233	1,921,564
Ring Energy Inc (c)	825,820	1,213,955
Sable Offshore Corp (b)(c)	647,893	3,129,323
SandRidge Energy Inc	122,891	1,735,221
Sky Quarry Inc (b)(c)	16,075	42,920
SM Energy Co	1,111,905	41,340,628
Stabilis Solutions Inc (c)	21,326	127,956
Summit Midstream Corp Class A (c)	52,981	1,845,328
Talos Energy Inc (c)	609,532	10,520,522
Trio Petroleum Corp (b)(c)	19,315	35,540
Ur-Energy Inc (United States) (b)(c)	1,812,840	2,574,233
Uranium Energy Corp (b)(c)	2,394,694	29,311,055
VAALCO Energy Inc (b)	522,315	3,102,551
Venture Global Inc Class A	2,514,924	36,818,487
Verde Clean Fuels Inc Class A (c)	22,269	28,949
Viper Energy Inc Class A	942,944	42,234,462
Vitesse Energy Inc (b)	171,907	3,006,653
Vivakor Inc (b)(c)	8,783	6,851
W&T Offshore Inc	482,403	1,789,715
World Kinect Corp	252,038	9,010,359
XCF Global Inc Class A (b)(c)	14,231	5,060
		1,404,650,598
TOTAL ENERGY		1,853,213,152
Financials - 15.0%
Banks - 5.8%
1st Source Corp	83,786	7,174,595
ACNB Corp	49,171	3,195,623
Amalgamated Financial Corp	97,644	4,693,747
Amerant Bancorp Inc Class A	181,398	5,207,937
Ameris Bancorp	305,160	25,709,730
AmeriServ Financial Inc	80,733	389,940
Ames National Corp	43,000	1,354,070
Arrow Financial Corp	68,028	2,567,377
Associated Banc-Corp	802,912	24,577,136
Atlantic Union Bankshares Corp	696,995	28,109,808
Auburn National BanCorp Inc	11,974	314,318
Avidbank Holdings Inc (b)(c)	36,604	1,150,830
Avidia Bancorp Inc (b)	91,774	2,032,794
Axos Financial Inc (c)	276,424	26,755,079
Banc of California Inc	678,307	12,630,076
BancFirst Corp	102,483	11,193,193
Bancorp Inc/The (c)	202,939	13,191,035
Bank First Corp (b)	49,067	7,392,434
Bank of Hawaii Corp	192,135	14,588,811
Bank of Marin Bancorp	80,926	2,151,013
Bank of the James Financial Group Inc	16,741	452,677
Bank OZK	504,965	24,783,682
Bank7 Corp (b)	20,430	1,049,285
BankUnited Inc	357,852	16,318,051
Bankwell Financial Group Inc	32,500	2,136,550
Banner Corp	168,394	11,811,155
Bar Harbor Bankshares	85,684	3,361,383
BayCom Corp	53,028	1,581,825
Bayfirst Financial Corp (b)(c)	17,961	116,746
BCB Bancorp Inc	83,621	714,960
Beacon Financial Corp	411,729	12,784,185
Blue Ridge Bankshares Inc	202,866	791,177
Bogota Financial Corp (b)(c)	16,654	153,467
BOK Financial Corp	99,705	13,567,856
Bridgewater Bancshares Inc (c)	107,750	2,270,293
Broadway Financial Corp/DE (c)	23,431	278,360
Burke & Herbert Financial Services Corp	82,007	5,847,919
Business First Bancshares Inc	160,532	4,979,703
BV Financial Inc (c)	32,946	699,773
Byline Bancorp Inc	152,551	5,784,734
C&F Financial Corp	15,818	1,439,596
California BanCorp	106,740	2,271,427
Camden National Corp	81,891	4,625,204
Capital Bancorp Inc	56,217	2,031,682
Capital City Bank Group Inc	66,575	3,360,706
Capitol Federal Financial Inc	578,787	4,983,356
Carter Bankshares Inc (b)	103,026	3,218,532
Catalyst Bancorp Inc (c)	14,762	262,764
Cathay General Bancorp	323,478	19,800,088
CB Financial Services Inc	23,421	875,243
Central BanCo Inc	150,786	4,840,985
Central Pacific Financial Corp	122,937	4,575,715
Central Plains Bancshares Inc (c)	15,510	325,400
CF Bankshares Inc Class A	23,871	824,982
Chain Bridge Bancorp Inc Class A (c)	14,763	676,736
Chemung Financial Corp	17,330	1,404,943
ChoiceOne Financial Services Inc	70,843	2,352,696
Citizens & Northern Corp	87,853	2,226,195
Citizens Community Bancorp Inc/WI	48,218	1,004,381
Citizens Financial Services Inc	24,580	1,974,757
City Holding Co	67,858	9,700,301
Civista Bancshares Inc	105,416	2,844,124
CNB Financial Corp/PA	143,235	4,844,208
Coastal Financial Corp/WA Class A (c)	67,375	3,174,036
CoastalSouth Bancshares Inc	32,760	897,952
Colony Bankcorp Inc	106,810	2,259,032
Columbia Banking System Inc	1,416,416	41,982,570
Columbia Financial Inc	725,292	8,427,893
Commerce Bancshares Inc/MO	656,600	37,892,386
Commercial Bancgroup Inc (b)	33,390	1,127,914
Community Bancorp/VT (b)	24,418	988,441
Community Financial System Inc	256,467	16,093,304
Community Trust Bancorp Inc	71,827	5,468,190
Community West Bancshares	115,482	2,994,448
Connectone Bancorp Inc	246,669	7,755,273
Cullen/Frost Bankers Inc	302,433	48,652,397
Customers Bancorp Inc (c)	154,768	12,099,762
CVB Financial Corp (b)	826,810	18,330,378
Dime Commercial Bancshares Inc (b)	201,000	8,120,400
Eagle Bancorp Inc	135,572	3,699,760
Eagle Bancorp Montana Inc	38,863	868,588
Eagle Financial Services Inc	23,922	988,218
East West Bancorp Inc	663,431	84,162,857
Eastern Bankshares Inc	1,028,965	22,596,071
ECB Bancorp Inc/MD (c)	33,986	703,510
Enterprise Financial Services Corp	181,139	11,453,419
Equity Bancshares Inc Class A	79,722	3,935,078
Esquire Financial Holdings Inc	33,084	3,696,144
Farmers & Merchants Bancorp Inc/Archbold OH (b)	64,283	2,182,408
Farmers National Banc Corp	290,636	4,536,828
FB Bancorp Inc (b)(c)	73,999	1,160,304
FB Financial Corp	195,480	11,134,541
Fidelity D&D Bancorp Inc	24,038	1,287,716
Fifth District Bancorp Inc (c)	20,884	381,551
Financial Institutions Inc	92,398	3,743,967
Finward Bancorp	19,332	831,856
Finwise Bancorp (b)(c)	41,768	580,784
First Bancorp Inc/The	47,560	1,629,406
First Bancorp/Southern Pines NC	202,505	12,844,892
First Bank/Hamilton NJ	100,432	1,787,690
First Busey Corp	413,205	12,437,471
First Business Financial Services Inc	39,025	2,726,677
First Capital Inc (b)	16,821	1,045,089
First Citizens BancShares Inc/NC Class A	45,359	98,175,020
First Commonwealth Financial Corp	490,970	10,163,079
First Community Bankshares Inc	89,551	4,342,328
First Community Corp/SC	46,668	1,544,711
First Financial Bancorp	505,065	16,480,271
First Financial Bankshares Inc	635,020	21,101,715
First Financial Corp	57,631	4,511,355
First Guaranty Bancshares Inc (b)	34,396	292,022
First Hawaiian Inc	601,371	15,401,111
First Horizon Corp	2,306,429	56,092,353
First Internet Bancorp	40,347	1,103,087
First Interstate BancSystem Inc Class A	421,171	15,503,305
First Merchants Corp	308,965	12,812,779
First Mid Bancshares Inc	117,049	5,824,358
First National Corp/VA	39,603	1,209,872
First Northern Community Bancorp (b)(c)	64,338	1,072,514
First Northwest Bancorp (b)(c)	36,984	416,440
First Seacoast Bancorp Inc (c)	15,870	272,805
First United Corp	30,321	1,300,771
First US Bancshares Inc	25,988	426,203
First Western Financial Inc (c)	38,280	1,185,532
Firstsun Capital Bancorp (c)	128,732	5,150,567
Five Star Bancorp	76,166	3,489,926
Flagstar Financial Inc	1,489,663	19,827,415
FNB Corp/PA	1,752,824	31,953,982
Franklin Financial Services Corp (b)	19,960	1,236,522
FS Bancorp Inc	31,001	1,311,342
Fulton Financial Corp	916,334	21,497,196
FVCBankcorp Inc	77,108	1,407,992
GBank Financial Holdings Inc (b)(c)	45,919	898,635
German American Bancorp Inc	179,562	8,855,998
Glacier Bancorp Inc (b)	630,691	29,207,300
Great Southern Bancorp Inc	40,617	3,179,093
Greene County Bancorp Inc	33,515	1,152,581
Hancock Whitney Corp	394,903	29,416,324
Hanmi Financial Corp	144,516	4,479,996
Hanover Bancorp Inc	17,410	465,195
Hawthorn Bancshares Inc	29,999	1,167,261
HBT Financial Inc	77,664	2,755,519
Heritage Financial Corp Wash (b)	202,356	5,781,311
Hilltop Holdings Inc (b)	204,874	7,795,456
Hingham Institution For Savings The (b)	9,516	2,743,177
Home Bancorp Inc	34,015	2,329,687
Home BancShares Inc/AR	913,155	26,901,546
Home Federal Bancorp Inc of Louisiana (b)	9,179	222,591
HomeTrust Bancshares Inc	62,705	2,912,020
Hope Bancorp Inc	642,819	8,864,474
Horizon Bancorp Inc/IN	275,698	5,354,055
Hoyne Bancorp Inc (b)	36,080	596,042
Independent Bank Corp	235,159	19,090,208
Independent Bank Corp/MI	100,887	3,681,367
International Bancshares Corp	262,311	18,403,740
Investar Holding Corp	60,569	1,824,944
Isabella Bank Corp (b)	34,239	1,309,299
John Marshall Bancorp Inc	58,043	1,325,702
Kearny Financial Corp/MD	296,963	2,931,025
Kentucky First Federal Bancorp	14,787	84,285
Lake Shore Bancorp Inc/MD (b)	8,772	151,229
Lakeland Financial Corp	124,498	7,356,587
Landmark Bancorp Inc/Manhattan KS	25,752	818,399
LCNB Corp	69,705	1,347,398
Live Oak Bancshares Inc	175,562	6,915,387
Magyar Bancorp Inc	28,320	548,275
MainStreet Bancshares Inc	28,570	712,536
Marathon Bancorp Inc (c)	8,036	121,985
Mechanics Bancorp Class A	235,284	3,703,370
Mercantile Bank Corp	86,298	5,157,168
Meridian Corp	47,126	908,118
Metrocity Bankshares Inc	101,143	3,521,799
Metropolitan Bank Holding Corp	55,007	4,993,535
Mid Penn Bancorp Inc	113,953	4,149,029
Midland States Bancorp Inc	99,184	3,252,243
MVB Financial Corp	59,683	1,806,604
National Bank Holdings Corp Class A	223,695	9,236,367
National Bankshares Inc VA	33,585	1,383,702
NB Bancorp Inc	188,835	4,216,686
NBT Bancorp Inc	252,575	12,987,407
Nicolet Bankshares Inc	95,119	16,107,451
Northeast Bank	35,487	4,476,685
Northeast Community Bancorp Inc	59,244	1,561,079
Northpointe Bancshares Inc	51,290	871,417
Northrim BanCorp Inc	109,000	2,787,130
Northwest Bancshares Inc	722,467	11,046,520
Norwood Financial Corp (b)	49,898	1,704,516
NSTS Bancorp Inc (c)	20,817	291,230
Oak Valley Bancorp	31,998	1,074,813
OceanFirst Financial Corp	442,878	8,343,822
Ohio Valley Banc Corp	18,928	865,577
Old National Bancorp/IN	1,677,799	42,918,098
Old Second Bancorp Inc (b)	244,850	6,140,838
OP Bancorp	60,998	915,580
OptimumBank Holdings Inc (c)	52,858	475,722
Orange County Bancorp Inc	49,089	1,862,928
Origin Bancorp Inc	139,114	7,391,127
Orrstown Financial Services Inc	93,924	3,916,631
Park National Corp	78,039	15,240,236
Parke Bancorp Inc	43,775	1,477,406
Pathfinder Bancorp Inc	13,713	215,431
Pathward Financial Inc	102,701	8,366,023
Patriot National Bancorp Inc (c)	417,526	442,578
PCB Bancorp	55,697	1,522,199
Peapack-Gladstone Financial Corp	77,770	3,471,653
Peoples Bancorp Inc/OH	174,147	6,856,167
Peoples Bancorp of North Carolina Inc	22,675	990,898
Peoples Financial Services Corp	44,243	3,038,167
Pinnacle Financial Partners Inc	732,661	73,244,120
Pioneer Bancorp Inc/NY (b)(c)	50,275	877,802
Plumas Bancorp	29,843	1,827,287
Ponce Financial Group Inc (b)(c)	92,724	1,880,443
Preferred Bank/Los Angeles CA (b)	52,944	5,423,054
Primis Financial Corp	103,415	1,644,299
Princeton Bancorp Inc	25,580	1,079,988
Prosperity Bancshares Inc	574,922	41,141,418
Provident Financial Holdings Inc (b)	24,135	441,912
Provident Financial Services Inc	636,696	14,898,686
QCR Holdings Inc	79,741	7,931,837
RBB Bancorp	62,675	1,626,416
Red River Bancshares Inc	22,248	2,225,690
Renasant Corp	452,564	18,514,393
Republic Bancorp Inc/KY Class A	46,750	4,371,593
Rhinebeck Bancorp Inc (c)	27,495	346,300
Richmond Mutual BanCorp Inc	39,234	619,505
Riverview Bancorp Inc	88,380	459,576
S&T Bancorp Inc	174,812	8,649,698
SB Financial Group Inc	30,749	851,747
Seacoast Banking Corp of Florida	473,315	16,071,411
ServisFirst Bancshares Inc	488,950	21,044,408
Shore Bancshares Inc	141,763	3,254,878
Sierra Bancorp	55,836	2,212,222
Simmons First National Corp Class A	739,907	16,707,100
SmartFinancial Inc	68,377	3,456,457
Sound Financial Bancorp Inc	9,565	448,503
South Plains Financial Inc	70,815	3,087,534
Southern First Bancshares Inc (b)(c)	42,057	2,580,197
Southern Missouri Bancorp Inc	42,712	3,143,176
Southside Bancshares Inc	141,728	4,472,936
SOUTHSTATE BANK CORP	476,293	49,958,373
SR Bancorp Inc	31,616	616,196
Sterling Bancorp Inc/MI (c)(d)	102,043	0
Stock Yards Bancorp Inc (b)	134,007	10,614,694
Summit State Bank (c)	21,927	281,981
Texas Capital Bancshares Inc	212,911	20,690,691
Texas Community Bancshares Inc	10,628	186,096
TFS Financial Corp (b)	238,224	4,161,773
Third Coast Bancshares Inc (c)	75,034	3,346,516
Timberland Bancorp Inc/WA	34,958	1,593,735
Tompkins Financial Corp	59,388	5,767,763
Towne Bank/Portsmouth VA	421,212	15,601,692
TriCo Bancshares	156,936	8,377,244
Triumph Financial Inc (c)	111,208	7,923,570
TrustCo Bank Corp NY	84,678	4,802,936
Trustmark Corp	284,465	13,062,633
UMB Financial Corp	346,214	49,034,289
Union Bankshares Inc/Morrisville VT (b)	19,204	452,734
United Bancorp Inc/OH	26,169	404,573
United Bankshares Inc/WV	665,448	31,362,564
United Community Banks Inc/GA	589,404	20,534,835
Unity Bancorp Inc	33,064	1,918,704
Univest Financial Corp	133,359	5,537,066
USCB Financial Holdings Inc	47,207	1,049,884
Valley National Bancorp	2,332,572	31,816,282
Virginia National Bankshares Corp	23,973	1,109,950
WaFd Inc	365,588	13,073,427
Washington Trust Bancorp Inc (b)	93,706	3,666,716
WesBanco Inc	473,893	18,960,459
West BanCorp Inc	73,432	2,074,454
Westamerica BanCorp	113,419	6,583,973
Western Alliance Bancorp	501,065	39,148,208
Western New England Bancorp Inc	76,926	1,056,963
Winchester Bancorp Inc (c)	15,093	195,605
Wintrust Financial Corp	326,228	49,051,642
WSFS Financial Corp	249,151	19,296,745
Zions Bancorp NA	714,161	47,627,397
		2,322,978,648
Capital Markets - 2.7%
Acadian Asset Management Inc	127,495	12,010,029
Aether Holdings Inc (b)(c)	9,504	28,892
Affiliated Managers Group Inc	128,234	47,214,476
AI Financial Corp (c)	688,708	378,789
AlTi Global Inc Class A (b)(c)	240,465	937,814
Artisan Partners Asset Management Inc Class A (b)	347,453	14,791,074
AtlasClear Holdings Inc (b)(c)	768,831	144,310
Bakkt Inc Class A (b)(c)	161,807	1,241,060
Beneficient Class A (b)(c)	72,341	149,746
BGC Group Inc Class A	1,798,175	21,596,082
Binah Capital Group Inc (b)(c)	17,815	24,763
Bitgo Holdings Inc Class A (b)	68,355	486,688
Blue Owl Capital Inc Class A (b)	3,162,905	38,713,957
BRC Group Holdings Inc (b)(c)	120,740	835,521
CaliberCos Inc Class A (b)(c)	33,887	17,865
Carlyle Group Inc/The	1,266,101	61,266,627
CGrowth Capital Inc (b)(c)	180,642	234
Cohen & Co Inc	7,176	80,299
Cohen & Steers Inc (b)	134,583	10,856,811
DigitalBridge Group Inc Class A	729,306	11,603,258
Dominari Holdings Inc (b)	73,601	172,226
Donnelley Financial Solutions Inc (c)	123,373	5,958,916
Evercore Inc Class A	188,354	53,950,236
Federated Hermes Inc Class B (b)	351,226	22,355,535
Fold Holdings Inc Class A (b)(c)	78,801	39,369
Galaxy Digital Inc Class A (b)(c)	937,640	23,065,944
GCM Grosvenor Inc Class A	299,274	4,126,988
Gemini Space Station Inc Class A (b)(c)	118,180	531,810
Great Elm Group Inc (c)	65,823	144,811
Hamilton Lane Inc Class A (b)	200,168	21,782,282
Hennessy Advisors Inc	25,626	259,335
Heritage Global Inc (c)	147,069	189,719
Houlihan Lokey Inc Class A	264,778	35,292,260
Innventure Inc (b)(c)	254,127	327,824
Jefferies Financial Group Inc	800,026	42,113,369
Lazard Inc	548,099	23,694,320
LPL Financial Holdings Inc	389,538	144,181,648
MarketAxess Holdings Inc	174,869	28,438,945
MarketWise Inc Class A	10,746	193,428
Marygold Cos Inc/The (c)	88,822	92,375
Miami International Holdings Inc (b)(c)	158,707	6,803,769
Moelis & Co Class A	363,110	24,716,898
Morningstar Inc	107,766	23,594,288
Netcapital Inc (b)(c)	26,675	19,089
Oppenheimer Holdings Inc Class A	30,275	3,596,367
Perella Weinberg Partners Class A	352,247	5,857,868
Piper Sandler Cos	329,102	24,702,396
PJT Partners Inc Class A	125,699	22,674,843
Procap Financial Inc (b)	376,519	813,281
Ridgepost Capital Inc Class A	310,227	2,667,952
SEI Investments Co	442,062	49,060,041
SHARPLINK INC (b)(c)	992,402	8,564,429
Siebert Financial Corp (c)	114,365	253,890
Silvercrest Asset Management Group Inc Class A	43,187	433,597
StepStone Group Inc Class A	361,358	18,884,569
Stifel Financial Corp	745,136	60,192,086
StoneX Group Inc (c)	515,469	35,299,317
TPG Inc Class A	661,221	35,785,281
Tradeweb Markets Inc Class A	565,067	60,857,716
Twenty One Capital Inc Class A (b)	1,723,435	10,547,422
US Global Investors Inc Class A	53,310	175,923
Value Line Inc (b)	3,439	127,277
Victory Capital Holdings Inc Class A	224,627	26,508,232
Virtu Financial Inc Class A	398,162	26,135,354
Virtus Invt Partners Inc	32,402	5,362,531
Wealthfront Corp (b)(c)	182,873	1,684,260
Westwood Holdings Group Inc	35,305	683,858
WisdomTree Inc (b)	617,693	14,861,694
		1,100,153,863
Consumer Finance - 1.1%
Ally Financial Inc	1,376,667	58,109,114
Atlanticus Holdings Corp (c)	27,488	2,486,839
Bread Financial Holdings Inc	198,057	20,691,015
Consumer Portfolio Services Inc (c)	43,551	401,976
Credit Acceptance Corp (b)(c)	28,823	17,286,306
Dave Inc Class A (b)(c)	50,911	18,303,523
DeFi Development Corp (b)(c)	148,879	800,969
Encore Capital Group Inc (b)(c)	104,352	10,123,188
Enova International Inc (c)	121,067	27,448,310
EZCORP Inc Class A (b)(c)	291,082	9,407,770
Figure Technology Solutions Inc Class A	163,157	5,986,230
FirstCash Holdings Inc	188,388	40,403,574
Green Dot Corp Class A (b)(c)	260,173	3,457,699
Happen Inc (c)	572,986	10,073,094
Jefferson Capital Inc	87,762	1,826,327
Katapult Holdings Inc Class A (b)(c)	20,523	111,029
Lendingtree Inc (b)(c)	58,183	1,631,451
Medallion Financial Corp	89,115	1,053,339
Navient Corp	294,249	2,798,308
Nelnet Inc Class A	66,903	8,380,939
NerdWallet Inc Class A (c)	142,048	1,403,434
OneMain Holdings Inc	572,200	35,739,612
Oportun Financial Corp (c)	222,948	1,638,668
OppFi Inc Class A (b)(c)	176,628	1,224,032
PRA Group Inc (c)	191,902	3,611,596
PROG Holdings Inc	199,197	7,595,382
Regional Management Corp	42,595	1,366,874
SLM Corp	928,551	24,114,469
SoFi Technologies Inc Class A (b)(c)	6,306,378	112,758,040
Upstart Holdings Inc (b)(c)	234,788	6,733,720
Vroom Inc (c)	5,937	55,214
World Acceptance Corp (c)	13,483	2,478,310
		439,500,351
Financial Services - 2.0%
Acacia Research Corp (b)(c)	175,593	779,633
Affirm Holdings Inc Class A (c)	1,434,775	106,818,999
Alerus Financial Corp	121,590	4,000,311
Beeline Holdings Inc (b)(c)	145,297	144,571
Better Home & Finance Holding Co Class A (b)(c)	52,886	731,942
BioKey Cayman Inc (b)(d)	18,452	0
Cannae Holdings Inc (b)	243,421	3,797,368
Cass Information Systems Inc	54,601	3,063,662
Chime Financial Inc Class A (c)	173,273	5,737,069
Coeptis Holdings Inc (d)	27,334	0
Corebridge Financial Inc	1,185,846	38,587,429
Enact Holdings Inc	131,553	6,340,855
Equitable Holdings Inc	1,372,020	68,779,363
Essent Group Ltd	451,332	30,491,990
Euronet Worldwide Inc (c)	174,538	12,132,136
Federal Agricultural Mortgage Corp Class C	48,396	10,642,280
Finance of America Cos Inc Class A (b)(c)	27,363	485,693
Flywire Corp (c)	540,978	10,219,074
HA Sustainable Infrastructure Capital Inc	623,015	24,640,243
Halo Spin-Out SPV Inc Class A (c)(d)	8,869	0
Income Opportunity Realty Investors Inc (c)(d)	1,423	27,037
International Money Express Inc (c)	140,267	2,029,663
Jackson Financial Inc	341,567	45,575,285
loanDepot Inc Class A (b)(c)	1,038,044	980,329
Marqeta Inc Class A (c)	459,326	7,542,133
Merchants Bancorp/IN (b)	142,855	7,519,887
MGIC Investment Corp	1,033,155	31,666,201
Mount Logan Capital Inc	59,550	191,156
NCR Atleos Corp (b)(c)	357,685	16,424,895
NewtekOne Inc (b)	140,299	1,654,125
NMI Holdings Inc (c)	371,876	16,492,701
OLB Group Inc/The (c)	46,061	13,551
Onity Group Inc (c)	34,529	1,182,273
Paymentus Holdings Inc Class A (b)(c)	280,572	9,988,363
Payoneer Global Inc (c)	1,326,942	9,434,558
Paysign Inc (c)	174,668	2,176,363
PennyMac Financial Services Inc	144,710	10,579,748
Priority Technology Holdings Inc (b)(c)	136,567	725,171
Radian Group Inc	650,626	23,331,448
Remitly Global Inc (c)	841,128	22,491,763
Repay Holdings Corp Class A (c)	245,052	879,737
Rocket Cos Inc Class A (b)(c)	4,793,783	64,284,630
RTB Digital Inc (b)(c)	65,005	875,617
Security National Financial Corp Class A	90,128	784,114
Sezzle Inc (b)(c)	82,310	9,922,471
SHF Holdings Inc Class A (c)	36,837	5,872
Shift4 Payments Inc Class A (b)(c)	287,488	12,154,993
Sui Group Holdings Ltd (c)	178,458	174,889
Toast Inc Class A (c)	2,288,807	78,025,431
Usio Inc (c)	99,148	275,631
UWM Holdings Corp Class A (b)	1,702,169	2,468,145
Velocity Financial Inc (b)(c)	42,138	756,377
Voya Financial Inc	441,062	44,688,402
Walker & Dunlop Inc	132,673	5,377,237
Waterstone Financial Inc (b)	74,110	1,553,346
Western Union Co/The (b)	1,551,141	11,106,170
WEX Inc (c)	169,132	32,233,177
XBP Global Holdings Inc Class A (c)	61,155	175,821
		803,161,328
Insurance - 2.7%
Abacus Global Management Inc Class A (b)	153,177	1,470,499
American Coastal Insurance Corp (b)	124,093	1,175,161
American Financial Group Inc/OH	335,179	47,779,766
American Integrity Insurance Group Inc	33,152	861,952
Amerisafe Inc	76,462	1,991,070
Assured Guaranty Ltd	207,725	15,517,058
Ategrity Specialty Holdings LLC (c)	34,059	894,730
Atlantic American Corp (c)	21,713	30,181
Axis Capital Holdings Ltd	359,185	35,480,294
Baldwin Insurance Group Inc/The Class A (b)(c)	391,094	12,065,250
Bowhead Specialty Holdings Inc (c)	85,338	2,860,530
Brighthouse Financial Inc (c)	279,147	14,800,374
Citizens Inc/TX Class A (b)(c)	230,452	866,500
CNA Financial Corp	101,507	4,930,195
CNO Financial Group Inc	453,359	24,839,540
Crawford & Co Class A	70,098	919,686
Crawford & Co Class B	45,599	545,364
Donegal Group Inc Class A	80,056	1,530,671
Donegal Group Inc Class B (b)	7,158	177,160
eHealth Inc (c)	95,719	108,162
Employers Holdings Inc	90,986	4,466,503
Ethos Technologies Inc Class A (c)	54,583	1,983,000
F&G Annuities & Life Inc (b)	188,922	4,496,344
FG Nexus Inc (b)(c)	38,829	316,456
FG Nexus Inc rights (b)(c)(d)	5,146	0
Fidelity National Financial Inc	1,236,909	57,454,423
First American Financial Corp	498,385	36,840,619
Genworth Financial Inc Class A (c)	1,906,676	18,952,359
Goosehead Insurance Inc Class A (c)	116,405	7,991,203
Greenlight Capital Re Ltd Class A (c)	127,059	1,926,214
Hagerty Inc Class A (b)(c)	181,163	2,409,468
Hanover Insurance Group Inc/The	169,446	38,313,435
HCI Group Inc	51,514	9,567,695
Health In Tech Inc Class A (b)(c)	117,065	112,382
Heritage Insurance Holdings Inc (c)	109,604	3,684,886
Hippo Holdings Inc (c)	67,397	2,215,339
Horace Mann Educators Corp	199,908	10,173,318
Investors Title Co	7,578	2,230,963
James River Group Holdings Inc (b)	207,198	830,864
Kemper Corp	303,975	8,566,016
Kingstone Cos Inc	57,992	1,139,543
Kinsale Capital Group Inc	106,984	40,001,318
Lemonade Inc (b)(c)	318,789	16,650,349
Lincoln National Corp	831,485	35,412,946
Markel Group Inc (c)	60,985	109,950,467
MBIA Inc (b)(c)	223,286	1,078,471
Mercury General Corp	127,067	12,955,751
Neptune Insurance Holdings Inc Class A	133,912	4,460,609
NI Holdings Inc (c)	35,813	537,195
Octave Specialty Group Inc (c)	173,441	756,203
Old Republic International Corp	1,091,388	45,543,621
Oscar Health Inc Class A (c)	1,074,955	32,205,652
Palomar Hldgs Inc (b)	129,021	17,104,314
Porch Group Inc (b)(c)	501,728	8,524,359
Presurance Holdings Inc (b)(c)	5,765	38,971
Primerica Inc	151,191	43,490,091
Reinsurance Group of America Inc	318,992	78,484,793
Reliance Global Group Inc	21,331	61,433
RLI Corp	449,834	28,550,964
Root Inc/OH Class A (b)(c)	40,561	2,250,730
Ryan Specialty Holdings Inc Class A (b)	557,389	23,510,668
Safety Insurance Group Inc	72,127	7,482,455
Selective Insurance Group Inc	292,082	26,664,166
Selectquote Inc (c)	519,179	290,740
SiriusPoint Ltd (b)(c)	507,616	12,279,231
Skyward Specialty Insurance Group Inc (c)	184,034	10,565,392
Slide Insurance Holdings Inc	102,222	2,376,662
Stewart Information Services Corp	152,790	10,489,034
Tiptree Inc Class A	123,135	2,280,460
Trupanion Inc (c)	170,760	4,977,654
TWFG Inc Class A (c)	66,092	1,905,432
United Fire Group Inc	106,647	5,745,074
Universal Insurance Holdings Inc	120,611	5,183,861
Unum Group	716,908	66,830,164
White Mountains Insurance Group Ltd (b)	11,866	24,942,451
		1,066,096,854
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
ACRES Commercial Realty Corp (c)	27,514	383,270
Adamas Trust Inc	402,887	3,924,119
AGNC Investment Corp	5,652,887	60,655,478
Angel Oak Mortgage REIT Inc (b)	74,382	617,371
Annaly Capital Management Inc	3,579,705	82,046,839
Arbor Realty Trust Inc (b)	1,052,901	5,275,034
Ares Commercial Real Estate Corp (b)	177,190	809,758
ARMOUR Residential REIT Inc (b)	647,790	10,507,154
Blackstone Mortgage Trust Inc Class A	842,236	11,707,080
Brightspire Capital Inc Class A	741,191	3,520,657
Cherry Hill Mortgage Investment Corp	206,260	606,404
Chimera Investment Corp	344,424	3,947,099
Claros Mortgage Trust Inc (c)	476,960	758,366
Dynex Capital Inc	1,149,328	14,814,838
Ellington Financial Inc	653,782	8,747,603
Franklin BSP Realty Trust Inc	372,720	3,119,666
Granite Point Mortgage Trust Inc	266,352	282,333
Invesco Mortgage Capital Inc	561,474	4,104,375
KKR Real Estate Finance Trust Inc (b)	287,944	2,194,133
Ladder Capital Corp Class A	675,240	6,617,352
Lument Finance Trust Inc (b)	249,921	181,443
Manhattan Bridge Capital Inc	48,686	194,744
MFA Financial Inc	543,439	4,793,132
Nexpoint Real Estate Finance Inc	36,792	633,926
Orchid Island Capital Inc	1,109,358	7,310,669
Pennymac Mortgage Investment Trust	290,704	2,709,361
Ready Capital Corp (b)	885,173	1,566,756
Redwood Trust Inc	615,207	2,842,256
Rithm Capital Corp	2,840,572	28,490,937
Rithm Property Trust Inc	49,740	631,698
Sachem Capital Corp	266,915	240,224
Seven Hills Realty Trust (b)	143,022	1,082,677
Starwood Property Trust Inc (b)	1,089,445	17,104,287
Sunrise Realty Trust Inc	59,646	446,749
TPG Mortgage Investment Trust Inc	189,699	1,276,674
TPG RE Finance Trust Inc	224,028	1,731,736
		295,876,198
TOTAL FINANCIALS		6,027,767,242
Health Care - 14.8%
Biotechnology - 7.4%
4D Molecular Therapeutics Inc (b)(c)	199,727	2,818,148
Abeona Therapeutics Inc (b)(c)	272,101	1,591,791
Absci Corp (b)(c)	668,433	6,042,634
ABVC BioPharma Inc (b)(c)	108,887	93,371
ACADIA Pharmaceuticals Inc (c)	618,895	17,892,254
Achieve Life Sciences Inc (b)(c)	406,925	3,230,985
Acrivon Therapeutics Inc (c)	155,754	325,526
Actinium Pharmaceuticals Inc (c)	158,919	162,097
Actuate Therapeutics Inc (b)(c)	63,712	96,842
Acumen Pharmaceuticals Inc (b)(c)	228,455	651,097
Acurx Pharmaceuticals Inc (b)(c)	21,252	30,815
Adicet Bio Inc (c)	46,622	405,611
ADMA Biologics Inc (c)	1,135,473	10,662,091
Adverum Biotechnologies Inc rights (b)(c)(d)	76,551	0
AEON Biopharma Inc Class A (c)	55,784	16,506
Agenus Inc (b)(c)	201,094	1,530,325
Agios Pharmaceuticals Inc (c)	292,825	9,862,346
AIM ImmunoTech Inc (b)	44,084	9,963
AIxCrypto Holdings Inc (b)(c)	104,492	85,004
AIxCrypto Holdings Inc rights (c)(d)	2,906	0
Akebia Therapeutics Inc (c)	566,050	520,087
Aktis Oncology Inc (b)	93,198	2,414,760
Alaunos Therapeutics Inc (c)	12,108	20,584
Aldeyra Therapeutics Inc (c)	275,828	408,225
Alector Inc (c)	359,702	812,927
Aligos Therapeutics Inc Class A (b)(c)	26,802	157,060
Alkermes PLC (c)	811,820	38,147,422
Allarity Therapeutics Inc (b)(c)	82,381	116,157
Allogene Therapeutics Inc (b)(c)	1,419,517	2,839,034
Alnylam Pharmaceuticals Inc (c)	650,815	156,644,662
Altimmune Inc (b)(c)	797,180	2,479,230
ALX Oncology Holdings Inc (c)	409,214	789,783
Alzamend Neuro Inc (b)(c)	19,858	31,574
AnaptysBio Inc (b)(c)	99,776	5,690,225
Anavex Life Sciences Corp (b)(c)	398,028	1,114,478
Anika Therapeutics Inc (c)	65,844	1,374,164
Anixa Biosciences Inc (b)(c)	162,535	544,492
Annexon Inc (c)	752,887	3,719,262
Annovis Bio Inc (c)	152,317	261,985
Apimeds Pharmaceuticals US Inc (b)(c)	4,860	18,857
Apogee Therapeutics Inc (c)	271,574	36,684,216
Aptevo Therapeutics Inc (b)(c)	6,351	15,496
AquaBounty Technologies Inc (c)	26,882	34,275
Arbutus Biopharma Corp (b)(c)	781,917	3,972,138
Arcturus Therapeutics Holdings Inc (b)(c)	147,173	2,172,273
Arcus Biosciences Inc (b)(c)	422,951	12,384,005
Arcutis Biotherapeutics Inc (c)	553,332	13,263,368
Ardelyx Inc (c)	1,218,922	4,607,525
Armata Pharmaceuticals Inc (b)(c)	56,211	309,723
ArriVent Biopharma Inc (c)	171,182	5,144,019
Arrowhead Pharmaceuticals Inc (c)	685,178	56,451,815
ARS Pharmaceuticals Inc (b)(c)	339,665	2,037,990
Assembly Biosciences Inc (b)(c)	56,672	1,905,879
Atara Biotherapeutics Inc (b)(c)	38,610	343,629
Atossa Therapeutics Inc (b)(c)	44,727	111,818
Atrium Therapeutics Inc	81,954	1,091,627
aTyr Pharma Inc (b)(c)	553,678	294,391
Aura Biosciences Inc (b)(c)	483,306	3,470,137
Avalo Therapeutics Inc (b)(c)	229,578	4,440,039
Avita Medical Inc (b)(c)	155,780	1,573,378
Azitra Inc (c)	94,690	16,571
Beam Therapeutics Inc (c)	488,144	14,366,078
Beyondspring Inc (b)(c)	157,215	97,552
Bicara Therapeutics Inc (b)(c)	209,923	4,853,420
Bio Green Med Solution Inc (c)	6,066	5,236
bioAffinity Technologies Inc (b)(c)	1,659	7,565
BioAtla Inc (b)(c)	6,095	10,301
BioCardia Inc (b)(c)	58,323	66,488
BioCryst Pharmaceuticals Inc (c)	1,214,259	11,778,312
Biohaven Ltd (c)	638,791	9,754,339
BioMarin Pharmaceutical Inc (c)	943,110	61,519,065
Biomea Fusion Inc (b)(c)	307,345	516,340
BioRestorative Therapies Inc (c)	126,543	25,612
BioVie Inc (b)(c)	38,491	87,759
Bioxcel Therapeutics Inc (b)(c)	125,143	20,373
Black Diamond Therapeutics Inc (b)(c)	258,465	542,777
Bolt Biotherapeutics Inc (c)	7,466	30,536
Bone Biologics Corp (c)	7,810	4,506
Boundless Bio Inc (b)(c)	67,638	190,063
Bridgebio Pharma Inc (c)	839,545	64,300,752
C4 Therapeutics Inc (b)(c)	459,803	1,705,869
Cabaletta Bio Inc (b)(c)	817,761	2,543,237
Calidi Biotherapeutics Inc (b)(c)	34,372	46,058
CAMP4 Therapeutics Corp (b)(c)	154,665	612,473
Candel Therapeutics Inc (b)(c)	279,268	3,650,033
Canton Strategic Holdings Inc (b)(c)	364,667	831,441
Capricor Therapeutics Inc (b)(c)	116,278	1,152,315
Cardiff Oncology Inc (b)(c)	378,549	376,126
Cardio Diagnostics Holdings Inc (b)(c)	15,659	29,282
CareDx Inc (c)	250,413	12,548,195
Caribou Biosciences Inc (b)(c)	447,261	688,782
Carisma Therapeutics Inc rights (c)(d)	1,018,958	10
Cartesian Therapeutics Inc (c)	69,485	644,821
Cartesian Therapeutics Inc rights (b)(c)(d)	555,522	166,656
CEL-SCI Corp (c)	61,860	100,213
Celcuity Inc (b)(c)	185,881	16,554,562
Celldex Therapeutics Inc (c)	384,433	15,235,080
Cellectar Biosciences Inc (b)(c)	47,050	118,096
Celularity Inc Class A (b)(c)	86,956	160,869
Century Therapeutics Inc (b)(c)	527,085	1,080,524
Cerenome Inc (b)(c)	41,128	115,981
CervoMed Inc (b)(c)	72,670	191,122
CG oncology Inc (b)(c)	365,064	27,438,210
Chinook Therapeutics Inc rights (c)(d)	51,768	0
Cibus Inc Class A (b)(c)	256,404	415,374
Citius Oncology Inc Class A (b)(c)	97,489	74,404
Clene Inc (b)(c)	48,499	207,576
Climb Bio Inc (b)(c)	124,861	1,714,342
Cogent Biosciences Inc (c)	827,872	28,975,520
Coherus Oncology Inc (b)(c)	762,993	1,030,041
Compass Therapeutics Inc (b)(c)	819,617	1,958,885
Corbus Pharmaceuticals Holdings Inc (b)(c)	49,143	536,150
Corvus Pharmaceuticals Inc (b)(c)	362,730	5,092,729
Coya Therapeutics Inc (b)(c)	109,285	498,340
Creative Medical Technology Holdings Inc (b)(c)	18,678	21,106
Crescent Biopharma Inc (b)(c)	38,337	636,394
Cue Biopharma Inc (b)(c)	20,518	523,619
Cullinan Therapeutics Inc (b)(c)	261,961	5,781,479
Curis Inc (b)(c)	13,885	20,689
Cyclerion Therapeutics Inc (b)(c)	17,334	63,789
Cypherpunk Technologies Inc (c)	491,715	897,380
Cyteir Therapeutics Inc (c)(d)	97,013	0
Cytokinetics Inc (c)	661,730	46,923,274
CytomX Therapeutics Inc (c)	895,301	3,008,211
Damora Therapeutics Inc (c)	89,769	2,529,690
Decoy Therapeutics Inc (b)(c)	7,614	23,223
Denali Therapeutics Inc (b)(c)	739,248	17,564,532
Dermata Therapeutics Inc (b)(c)	18,995	24,504
Design Therapeutics Inc (b)(c)	159,404	2,405,406
DiaMedica Therapeutics Inc (b)(c)	155,381	986,669
Dianthus Therapeutics Inc (c)	193,752	20,462,149
Dianthus Therapeutics Inc rights (c)(d)	190,584	2
Disc Medicine Inc (c)	158,074	12,432,520
Dogwood Therapeutics Inc (c)	56,669	146,206
Dogwood Therapeutics Inc (CVR) (b)(c)(d)	6,054	0
Dyadic International Inc (c)	125,687	69,769
Dyne Therapeutics Inc (b)(c)	806,646	20,513,008
Edesa Biotech Inc (c)	35,220	166,767
Editas Medicine Inc (c)	519,791	1,590,560
Eikon Therapeutics Inc (c)	109,905	1,149,606
Eledon Pharmaceuticals Inc (b)(c)	366,660	1,092,647
Elicio Therapeutics Inc (b)(c)	78,917	213,076
Elutia Inc (c)	139,259	120,334
Emergent BioSolutions Inc (b)(c)	262,549	1,601,549
Enanta Pharmaceuticals Inc (b)(c)	133,951	1,785,567
Ensysce Biosciences Inc (b)(c)	60,701	23,837
Entrada Therapeutics Inc (c)	125,186	882,561
Equillium Inc (b)(c)	161,981	367,697
Erasca Inc (c)	1,316,543	23,539,789
Ernexa Therapeutics Inc (c)	12,935	59,113
Estrella Immunopharma Inc (c)	80,446	58,323
Evommune Inc	58,992	746,839
Exagen Inc (c)	66,184	485,791
Exelixis Inc (c)	1,223,284	66,840,238
Exicure Inc (b)(c)	24,782	32,464
eXoZymes Inc (b)(c)	11,726	84,662
Faeth Therapeutics Inc (b)(c)	4,536	148,645
Fate Therapeutics Inc (b)(c)	513,793	1,227,965
Fibrobiologics Inc (b)(c)	24,249	41,708
First Tracks Biotherapeutics Inc	131,282	5,492,839
Foghorn Therapeutics Inc (c)	132,049	757,961
Fortress Biotech Inc (b)(c)	142,418	389,513
Forum Markets Inc (b)(c)	74,925	424,825
Gain Therapeutics Inc (b)(c)	220,423	396,761
Galectin Therapeutics Inc (b)(c)	264,047	1,042,986
Genelux Corp (b)(c)	207,832	543,481
Generate Biomedicines Inc	127,711	1,950,147
Genprex Inc (b)(c)	9,122	33,843
GeoVax Labs Inc (b)(c)	19,307	12,210
Geron Corp (c)	2,674,719	3,985,331
Gossamer Bio Inc (b)(c)	1,580,475	268,681
GRAIL Inc (b)(c)	159,525	12,661,499
Greenland Mines Ltd (b)(c)	11,382	55,203
Greenwich Lifesciences Inc (b)(c)	33,385	499,106
GRI Bio Inc (c)	9,173	17,612
GridAI Technologies Corp (b)(c)	30,214	112,396
GT Biopharma Inc (b)(c)	167,128	47,799
Gyre Therapeutics Inc (b)(c)	110,279	724,533
Gyre Therapeutics Inc rights (c)(d)	163,033	2
Halozyme Therapeutics Inc (c)	578,372	61,590,834
HCW Biologics Inc (b)(c)	9,317	33,448
Hemab Therapeutics Holdings Inc	86,786	3,968,724
Heron Therapeutics Inc (b)(c)	632,314	201,076
Humacyte Inc Class A (b)(c)	969,577	583,104
Hyperliquid Strategies Inc (b)	660,793	8,094,714
iBio Inc (b)(c)	256,379	325,601
Ideaya Biosciences Inc (b)(c)	457,545	18,347,555
Immix Biopharma Inc (b)(c)	286,567	4,020,535
ImmuCell Corp (c)	33,334	326,340
Immuneering Corp (b)(c)	276,103	1,377,754
Immunic Inc (b)(c)	69,349	1,095,714
ImmunityBio Inc (b)(c)	1,580,073	12,561,580
Immunome Inc (b)(c)	517,901	14,195,666
Immunovant Inc (c)	374,870	15,302,193
Imunon Inc (b)(c)	32,510	52,991
IN8bio Inc (c)	46,155	50,771
Indaptus Therapeutics Inc (b)(c)	11,474	13,138
Inhibikase Therapeutics Inc (b)(c)	427,641	987,851
Inhibrx Biosciences Inc (b)(c)	47,179	5,977,579
Inmune Bio Inc (b)(c)	170,298	391,685
Inovio Pharmaceuticals Inc (c)	24	30
Insight Molecular Diagnostics Inc (b)(c)	107,446	421,188
Insmed Inc (c)	1,056,430	128,694,303
Instil Bio Inc (c)	18,568	141,302
Intellia Therapeutics Inc (b)(c)	550,507	7,007,954
Intensity Therapeutics Inc (b)(c)	11,669	49,126
Invivyd Inc (c)	771,490	736,696
Ionis Pharmaceuticals Inc (c)	807,595	48,746,434
Iovance Biotherapeutics Inc (b)(c)	1,840,325	15,035,455
Ironwood Pharmaceuticals Inc Class A (c)	698,265	2,967,626
Jade Biosciences Inc (b)(c)	208,910	4,462,318
Janux Therapeutics Inc (c)	252,578	4,601,971
Jasper Therapeutics Inc Class A (b)(c)	163,122	116,045
Kailera Therapeutics Inc (b)(c)	208,719	3,214,273
Kairos Pharma Ltd (b)(c)	48,524	11,646
KALA BIO Inc (b)(c)	95,976	65,648
Kalaris Therapeutics Inc (b)(c)	58,565	236,603
Karyopharm Therapeutics Inc (b)(c)	109,807	226,202
Keros Therapeutics Inc (c)	59,218	656,135
Kineta Inc rights (c)(d)	198,769	2
Kodiak Sciences Inc (b)(c)	200,004	7,470,149
Korro Bio Inc (b)(c)	61,891	773,019
Korro Bio Inc rights (c)(d)	185,128	1
Krystal Biotech Inc (c)	127,323	45,754,793
Kura Oncology Inc (c)	442,440	5,596,866
Kymera Therapeutics Inc (b)(c)	308,060	36,600,609
Kyntra Bio Inc (c)	18,920	147,198
Kyverna Therapeutics Inc (b)(c)	116,283	985,498
Lakewood-Amedex Biotherapeutics Inc (b)	1,493	3,733
Lantern Pharma Inc (b)(c)	49,366	100,213
Larimar Therapeutics Inc (c)	306,848	1,172,159
Lexeo Therapeutics Inc (c)	324,639	1,545,282
Liminatus Pharma Inc (b)(c)	2,409	9,299
Lineage Cell Therapeutics Inc (c)	1,264,702	1,391,172
Lisata Therapeutics Inc (b)(c)	38,070	56,724
Lite Strategy Inc (c)	164,148	161,768
Longeveron Inc (b)(c)	13,467	92,922
Lunai Bioworks Inc (b)(c)	26,483	59,587
Lyell Immunopharma Inc (c)	51,622	739,227
MacroGenics Inc (c)	285,375	1,138,646
Madrigal Pharmaceuticals Inc (c)	92,091	49,731,903
MAIA Biotechnology Inc (c)	286,825	375,741
MannKind Corp (b)(c)	1,523,381	6,108,758
MapLight Therapeutics Inc (b)	92,841	1,204,148
Marker Therapeutics Inc (c)	71,626	95,263
Matinas BioPharma Holdings Inc (b)(c)	32,980	6,520
MediciNova Inc (b)(c)	249,862	357,303
MediPacific Inc Class A rights (c)(d)	103,801	1
Merrimack Pharmaceuticals Inc (c)(d)	82,829	0
Metagenomi Therapeutics Inc (c)	135,715	160,144
MetaVia Inc (b)(c)	20,241	34,815
MetaVia Inc rights (c)(d)	1,001	0
MiMedx Group Inc (b)(c)	556,882	2,528,244
Mineralys Therapeutics Inc (c)	313,477	8,046,955
Minerva Neurosciences Inc (b)(c)	228,806	1,043,355
MiNK Therapeutics Inc (b)(c)	6,753	74,891
Mirum Pharmaceuticals Inc (b)(c)	235,372	23,078,225
Moleculin Biotech Inc (b)(c)	56,108	36,173
Monopar Therapeutics Inc (c)	19,388	2,170,099
Monte Rosa Therapeutics Inc (b)(c)	331,305	4,618,392
Mustang Bio Inc (c)	33,854	18,203
MYOS Corp Adjustment Escrow (d)(e)	833	42
MYOS Corp Shareholder Representative Escrow (d)(e)	833	0
Myriad Genetics Inc (c)	480,366	1,546,779
NanoViricides Inc (b)(c)	124,633	155,791
Natera Inc (c)	697,636	224,610,887
NeuBase Therapeutics Inc (c)(d)	11,216	0
Neuphoria Therapeutics Inc (c)	37,720	141,827
Neurocrine Biosciences Inc (c)	489,545	75,404,616
Neurogene Inc (b)(c)	54,254	1,966,165
Neurogene Inc rights (c)(d)	36,893	0
NextCure Inc (b)(c)	19,873	126,988
Nkarta Inc (c)	295,447	800,661
Nomad Power Solutions Inc (b)(c)	62,291	257,885
Novavax Inc (b)(c)	813,536	7,622,832
Nurix Therapeutics Inc (c)	472,328	12,176,616
Nuvectis Pharma Inc (b)(c)	84,322	1,916,639
Ocugen Inc (b)(c)	1,682,645	2,237,918
Odyssey Therapeutics Inc (b)(c)	76,358	1,872,298
Olema Pharmaceuticals Inc (b)(c)	282,385	2,945,276
OmniAb Operations Inc $12.5 earnout shares (c)(d)	29,768	11,312
OmniAb Operations Inc $15 earnout shares (c)(d)	29,768	7,740
Onconetix Inc (b)(c)	22,642	14,242
Oncternal Therapeutics Inc (c)(d)	14,632	0
Oncternal Therapeutics Inc rights (b)(c)(d)	6,762	0
OnKure Therapeutics Inc Class A (c)	135,075	490,322
Opus Genetics Inc (b)(c)	266,837	965,950
Opus Genetics Inc rights (c)(d)	5,723	0
Oragenics Inc (b)(c)	22,394	11,416
Organogenesis Holdings Inc Class A (b)(c)	289,086	497,228
ORIC Pharmaceuticals Inc (c)	403,977	5,247,661
Oruka Therapeutics Inc (c)	246,424	22,823,791
OS Therapies Inc (b)(c)	170,603	288,319
Outlook Therapeutics Inc (b)(c)	538,841	341,302
Ovid therapeutics Inc (b)(c)	835,122	2,229,776
Palatin Technologies Inc (b)(c)	9,105	88,319
Palisade Bio Inc (b)(c)	730,586	1,424,643
Palvella Therapeutics Inc (b)(c)	48,436	7,390,849
Palvella Therapeutics Inc rights (c)(d)	7,057	0
Pasithea Therapeutics Corp (c)	57,515	33,014
Passage Bio Inc (c)	17,033	75,456
PDL BioPharma Inc (c)(d)	559,249	6
PDS Biotechnology Corp (c)	289,393	61,930
Pelthos Therapeutics Inc (b)(c)	8,201	197,480
PepGen Inc (b)(c)	232,444	695,008
Perspective Therapeutics Inc (b)(c)	336,556	1,063,517
PharmaCyte Biotech Inc (c)	58,236	29,170
Phio Pharmaceuticals Corp (b)(c)	105,813	115,336
PMV Pharmaceuticals Inc (c)	214,376	259,395
Praxis Precision Medicines Inc (b)(c)	127,467	44,651,690
Precigen Inc (b)(c)	871,761	6,041,304
Precision BioSciences Inc (b)(c)	129,641	990,457
Prelude Therapeutics Inc (b)(c)	192,250	1,076,600
Prime Medicine Inc (b)(c)	578,322	2,076,176
ProKidney Corp Class A (b)(c)	392,277	741,404
Protagonist Therapeutics Inc (c)	293,422	43,353,101
Protara Therapeutics Inc (c)	254,438	982,131
PTC Therapeutics Inc (c)	404,826	28,151,600
Puma Biotechnology Inc (c)	163,465	1,489,166
Pyxis Oncology Inc (b)(c)	258,402	837,222
Q32 Bio Inc (c)	50,742	754,534
Q32 Bio Inc rights (b)(c)(d)	157,026	1
Quince Therapeutics Inc (b)(c)	5,356	174,445
Rallybio Corp (c)	12,843	215,634
Recursion Pharmaceuticals Inc Class A (b)(c)	2,636,860	8,965,324
REGENXBIO Inc (c)	242,292	2,301,774
Rein Therapeutics Inc (c)	367,252	275,402
Relay Therapeutics Inc (c)	822,894	15,124,792
RenovoRx Inc (c)	200,878	387,695
Replimune Group Inc (b)(c)	371,225	5,679,743
Revelation Biosciences Inc (c)	16,643	16,643
Revolution Medicines Inc (c)	972,700	199,957,939
Rezolute Inc (c)	433,515	2,033,185
Rhythm Pharmaceuticals Inc (c)	304,218	32,286,656
Rigel Pharmaceuticals Inc (b)(c)	90,422	4,175,688
Rocket Pharmaceuticals Inc (b)(c)	477,355	1,775,761
Roivant Sciences Ltd (c)	2,191,153	75,901,540
SAB Biotherapeutics Inc (b)(c)	277,162	1,028,271
Sagimet Biosciences Inc Class A (c)	284,586	2,919,852
Sana Biotechnology Inc (b)(c)	852,609	3,299,597
Sarepta Therapeutics Inc (b)(c)	520,720	10,950,742
Savara Inc (b)(c)	689,009	3,713,759
Scholar Rock Holding Corp (b)(c)	485,497	27,576,230
SELLAS Life Sciences Group Inc (b)(c)	910,711	12,148,885
Senti Biosciences Holdings Inc (b)	95,038	35,183
Sera Prognostics Inc Class A (c)	161,360	342,083
Seres Therapeutics Inc (b)(c)	39,507	193,979
Serina Therapeutics Inc (c)	41,408	100,207
Shattuck Labs Inc (c)	325,063	2,278,692
Shuttle Pharmaceuticals Holdings Inc (b)(c)	14,693	49,368
Silo Pharma Inc (c)	8,568	21,591
Skye Bioscience Inc (b)(c)	13,947	23,431
Solid Biosciences Inc (b)(c)	338,841	3,246,097
Soligenix Inc (c)	75,769	28,792
Sonnet BioTherapeutics Holdings Inc rights (b)(c)(d)	36,079	0
Spectrum Pharmaceuticals Inc rights (c)(d)	927,702	9
Spero Therapeutics Inc (c)	71,724	87,503
Spruce Biosciences Inc (c)	13,133	774,453
Spyre Therapeutics Inc (b)(c)	376,130	33,599,693
Spyre Therapeutics Inc rights (c)(d)	318,998	3
Stoke Therapeutics Inc (c)	275,030	8,580,936
Summit Therapeutics Inc (b)(c)	762,093	10,379,707
Surface Oncology Inc rights (c)(d)	293,597	3
Surrozen Inc Class A (c)	42,558	937,127
Sutro Biopharma Inc (c)	58,927	1,192,682
Syndax Pharmaceuticals Inc (b)(c)	437,210	8,433,781
Tango Therapeutics Inc (c)	602,008	13,749,863
Taysha Gene Therapies Inc (c)	1,298,407	7,387,936
Tectonic Therapeutic Inc (b)(c)	48,449	1,450,563
Tectonic Therapeutic Inc rights (c)(d)	17,437	0
Tempest Therapeutics Inc (b)(c)	48,196	52,534
Tempest Therapeutics Inc warrants 12/31/2030 (c)	24,406	180
Tenaya Therapeutics Inc (b)(c)	550,286	378,487
Tevogen Inc Class A (b)(c)	1,463	10,212
TG Therapeutics Inc (b)(c)	641,223	34,818,409
Theriva Biologics Inc (b)(c)	246,946	61,737
Tonix Pharmaceuticals Holding Corp (b)(c)	93,078	1,312,400
TransCode Therapeutics Inc (b)(c)	5,086	10,681
TransCode Therapeutics Inc rights (b)(c)(d)	3,245	0
Travere Therapeutics Inc (c)	451,833	29,947,491
TriSalus Life Sciences Inc Class A (b)(c)	233,872	1,157,666
TScan Therapeutics Inc (c)	328,924	240,016
Twist Bioscience Corp (c)	318,209	44,231,051
Tyra Biosciences Inc (c)	144,624	3,619,939
Ultragenyx Pharmaceutical Inc (c)	487,219	12,282,791
Unicycive Therapeutics Inc (b)(c)	110,504	574,621
United Therapeutics Corp (c)	206,660	105,475,131
United Therapeutics Corp rights (c)(d)	110,163	1
Upstream Bio Inc (c)	179,735	1,189,846
Valion Bio Inc (b)(c)	3,152	11,253
Vanda Pharmaceuticals Inc (b)(c)	305,099	1,647,535
Vaxcyte Inc (c)	642,103	39,001,336
Vera Therapeutics Inc Class A (c)	326,263	11,119,043
Veracyte Inc (c)	388,874	16,795,468
Verastem Inc (b)(c)	418,018	3,018,090
Vericel Corp (c)	249,195	9,942,881
Viking Therapeutics Inc (b)(c)	569,204	18,658,507
Vir Biotechnology Inc (c)	608,383	6,655,710
Viridian Therapeutics Inc (b)(c)	482,902	11,184,010
Viridian Therapeutics Inc rights (c)(d)	167,699	2
Vistagen Therapeutics Inc (b)(c)	229,921	58,630
VivoSim Labs Inc (c)	13,670	3,983
Vor BioPharma Inc (b)(c)	211,528	4,755,149
Voyager Therapeutics Inc (b)(c)	278,670	961,412
vTv Therapeutics Inc Class A (b)(c)	13,949	446,368
Werewolf Therapeutics Inc (c)	203,972	191,938
Whitehawk Therapeutics Inc (c)	145,694	661,451
X4 Pharmaceuticals Inc (b)(c)	435,526	1,759,525
XBiotech Inc (b)(c)	94,231	214,847
Xencor Inc (b)(c)	362,398	9,880,781
Xenetic Biosciences Inc (c)	10,434	43,718
Xilio Therapeutics Inc (b)(c)	19,358	173,254
Z Squared Inc (b)(c)	48,312	142,520
Zenas Biopharma Inc (b)(c)	185,774	6,004,216
Zentalis Pharmaceuticals Inc (c)	244,819	920,519
		2,948,405,335
Health Care Equipment & Supplies - 1.7%
20/20 Biolabs Inc	43,588	26,859
Accuray Inc Del (c)	688,638	181,112
Acme United Corp	16,012	997,868
Adagio Medical Holdings Inc (c)	50,490	26,679
Aethlon Medical Inc (b)(c)	1,748	3,600
Alphatec Holdings Inc (c)	592,158	5,548,520
AngioDynamics Inc (c)	205,843	3,320,248
Anteris Technologies Global Corp (b)(c)	378,063	3,255,122
Apyx Medical Corp (c)	176,552	538,484
Artivion Inc (c)	213,837	5,771,461
AtriCure Inc (c)	248,497	12,014,830
Autonomix Medical Inc (b)(c)	13,613	65,751
Axe Compute Inc (b)(c)	23,909	238,134
Axogen Inc (c)	257,360	13,063,594
Beta Bionics Inc (b)(c)	200,492	3,999,815
Beyond Air Inc (b)(c)	5,334	21,176
Biomerica Inc (b)(c)	12,559	26,248
Bioventus Inc (b)(c)	227,788	3,109,306
Bluejay Diagnostics Inc (b)(c)	39,602	34,454
Butterfly Network Inc Class A (b)(c)	1,047,723	8,266,534
CapsoVision Inc (b)(c)	42,137	246,080
Carlsmed Inc (c)	36,557	595,514
Catheter Precision Inc (b)(c)	58,933	12,004
Ceribell Inc (c)	106,480	2,553,390
Cerus Corp (b)(c)	980,375	2,588,190
ClearPoint Neuro Inc (b)(c)	150,094	2,272,423
Co-Diagnostics Inc (c)	32,993	40,911
CONMED Corp (b)	150,117	7,483,332
CVRx Inc (b)(c)	94,557	279,889
CytoSorbents Corp (b)(c)	290,723	99,137
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	162,564	1
Delcath Systems Inc (c)	130,562	2,149,051
DENTSPLY SIRONA Inc	994,346	11,106,845
ElectroCore Inc (b)(c)	32,156	305,161
ElectroCore Inc rights (c)(d)	8,114	0
Electromed Inc (c)	33,446	935,485
Embecta Corp	132,404	680,557
ENDRA Life Sciences Inc (c)	6,550	32,947
Enovis Corp (c)	201,511	4,955,155
Envista Holdings Corp (c)	796,898	21,627,812
Envoy Medical Inc Class A (c)	251,247	183,159
ENvue Medical Inc (c)	14,828	5,190
enVVeno Medical Corp (c)	3,297	37,817
Femasys Inc (b)(c)	14,984	51,395
Fractyl Health Inc (c)	593,570	421,910
Glaukos Corp (c)	285,939	51,343,207
Globus Medical Inc Class A (c)	551,972	44,913,962
Haemonetics Corp (c)	226,394	23,334,430
HeartBeam inc (b)(c)	246,463	115,838
HeartSciences Inc (b)(c)	15,885	50,038
Hyperfine Inc Class A (c)	430,510	354,869
ICU Medical Inc (c)	122,171	21,129,474
Innovative Eyewear Inc (b)(c)	28,522	25,673
Inogen Inc (c)	96,248	516,852
Inspire Medical Systems Inc (c)	128,909	8,119,978
Integer Holdings Corp (c)	167,220	20,944,305
Integra LifeSciences Holdings Corp (b)(c)	332,720	5,629,622
Intelligent Bio Solutions Inc (b)(c)	12,478	29,947
INVO Fertility Inc Class A (b)(c)	9,297	9,575
iRadimed Corp	39,208	3,386,787
iRhythm Technologies Inc (c)	161,187	19,171,582
IRIDEX Corp (c)	72,186	52,234
Kestra Medical Technologies Ltd (b)(c)	95,957	2,470,893
Kewaunee Scientific Corp (c)	10,950	412,487
KORU Medical Systems Inc (c)	235,529	777,246
Lantheus Holdings Inc (c)	318,340	32,139,606
LeMaitre Vascular Inc	103,626	8,319,095
LENSAR Inc (b)(c)	51,604	432,958
LivaNova PLC (b)(c)	267,232	21,327,786
Lucid Diagnostics Inc (c)	786,048	769,227
Medline Inc Class A (b)	1,962,053	68,730,717
Merit Medical Systems Inc (b)(c)	292,191	26,490,036
Microbot Medical Inc (b)(c)	364,747	543,473
Milestone Scientific Inc (c)	366,299	174,651
MiniMed Group Inc	140,929	2,855,222
Mobia Medical Inc (b)	49,688	554,518
Modular Medical Inc (b)(c)	38,374	144,286
Myomo Inc (b)(c)	172,877	257,587
Neogen Corp (c)	1,065,236	12,314,128
Neuraxis Inc (b)(c)	44,136	265,257
Neuronetics Inc (b)(c)	216,336	614,394
NeuroOne Medical Technologies Corp (b)(c)	44,804	76,167
NeuroPace Inc (c)	122,923	1,800,822
Nexalin Technology Inc (b)(c)	3,171	22,514
Nexgel Inc (b)(c)	44,564	15,989
Novocure Ltd (c)	516,564	9,117,355
Nuwellis Inc (c)	22,718	18,004
Omnicell Inc (c)	223,959	7,874,398
OraSure Technologies Inc (c)	348,903	1,252,562
Orchestra BioMed Holdings Inc (c)	134,819	679,488
Orthofix Medical Inc (b)(c)	162,371	1,524,664
OrthoPediatrics Corp (c)	86,618	2,019,066
Outset Medical Inc (c)	56,030	214,035
Owlet Inc Class A (c)	119,208	593,656
PAVmed Inc (b)(c)	31,845	165,912
Penumbra Inc (c)	190,807	61,649,742
Precision Optics Corp Inc/Mass (c)	32,594	140,154
Pro-Dex Inc (b)(c)	9,129	566,911
Procept Biorobotics Corp (b)(c)	204,614	4,337,817
Profusa Inc (c)	164	491
Pulmonx Corp (c)	154,529	367,779
Pulse Biosciences Inc (b)(c)	90,629	4,561,358
QT Imaging Holdings Inc (c)	47,415	138,926
QuidelOrtho Corp (c)	342,667	4,944,685
Retractable Technologies Inc (c)	53,756	39,349
Rockwell Medical Inc (c)	19,688	163,607
RxSight Inc (c)	199,903	1,465,289
Sanara Medtech Inc (c)	19,672	686,159
SANUWAVE Health Inc (c)	39,985	187,530
SeaStar Medical Holding Corp Class A (b)(c)	20,566	64,166
Senseonics Holdings Inc (b)(c)	245,038	2,261,701
Sensus Healthcare Inc (c)	70,666	250,158
Shoulder Innovations Inc (b)(c)	26,346	552,212
SI-BONE Inc (b)(c)	196,964	3,746,255
Sight Sciences Inc (c)	173,334	1,473,339
SiNtx Technologies Inc (b)(c)	16,699	25,549
SkyAI Inc (c)	219,078	300,137
Solana Co Class A (b)(c)	239,191	528,612
Spectral AI Inc Class A (b)(c)	122,783	192,769
STAAR Surgical Co (b)(c)	245,823	5,553,142
Stereotaxis Inc (b)(c)	445,800	641,952
Streamex Corp (b)(c)	554,888	415,334
Strive Inc Class A (b)(c)	298,938	7,240,278
Tactile Systems Technology Inc (b)(c)	108,099	2,484,115
Tandem Diabetes Care Inc (c)	335,413	7,382,440
Tela Bio Inc (b)(c)	187,393	138,296
Teleflex Inc	216,935	30,815,617
Tenon Medical Inc (b)(c)	1,445	6,545
TransMedics Group Inc (b)(c)	169,110	14,352,366
Treace Medical Concepts Inc (c)	252,745	1,187,902
UFP Technologies Inc (b)(c)	37,997	11,321,206
USBC Inc (b)(c)	120,481	50,963
Utah Medical Products Inc (b)	14,230	1,012,180
Varex Imaging Corp (c)	209,275	3,869,495
Vivani Medical Inc (c)	281,319	391,033
VolitionRX Ltd (b)(c)	33,897	14,707
Xtant Medical Holdings Inc (b)(c)	227,822	89,306
		698,881,294
Health Care Providers & Services - 2.1%
Acadia Healthcare Co Inc (c)	452,186	12,462,246
Accendra Health Inc (b)(c)	367,616	444,815
AdaptHealth Corp (c)	135,263	756,120
Addus HomeCare Corp (b)(c)	90,372	10,362,957
agilon health Inc (b)(c)	60,997	5,361,026
AirSculpt Technologies Inc (b)(c)	128,178	323,009
Alignment Healthcare Inc (c)	808,933	10,839,702
American Shared Hospital Services (c)	20,949	30,167
AMN Healthcare Services Inc (c)	190,206	6,520,262
Ardent Health Inc (b)(c)	128,201	1,387,135
Astrana Health Inc (c)	208,504	7,946,087
Aveanna Healthcare Holdings Inc (c)	434,967	5,837,257
Billiontoone Inc Class A (b)(c)	22,305	2,022,394
Biodesix Inc (b)(c)	29,933	788,585
BrightSpring Health Services Inc (c)	767,514	44,822,818
Brookdale Senior Living Inc (c)	1,164,628	13,730,964
Castle Biosciences Inc (c)	149,985	4,954,005
Chemed Corp	64,681	33,550,682
Clover Health Investments Corp Class A (b)(c)	1,982,009	8,225,337
Community Health Systems Inc (b)(c)	538,670	1,572,916
Concentra Group Holdings Parent Inc	580,517	19,586,644
CorVel Corp (c)	153,593	10,579,486
Cosmos Health Inc (b)(c)	274,932	66,753
Cryo-Cell International Inc (c)	22,986	96,541
DataMeds AI Inc (b)(c)	11,703	11,270
DocGo Inc Class A (c)	503,119	191,688
Encompass Health Corp	484,049	58,187,530
Ensign Group Inc/The	282,589	48,678,781
Fulgent Genetics Inc (c)	106,377	2,060,522
GeneDx Holdings Corp Class A (c)	104,739	8,882,915
GMR Solutions Inc Class A	154,651	1,879,010
Guardant Health Inc (c)	645,680	102,676,034
Guardian Pharmacy Services Inc Class A (c)	136,232	5,052,845
HealthEquity Inc (c)	411,714	39,746,870
Hims & Hers Health Inc Class A (b)(c)	1,034,159	30,590,423
Hinge Health Inc Class A (c)	155,475	14,390,766
Infusystem Holdings Inc (c)	100,808	1,224,817
Innovage Holding Corp (c)	102,311	1,104,959
Joint Corp/The (b)(c)	65,319	551,292
LifeStance Health Group Inc (c)	1,113,196	13,759,103
Lumexa Imaging Holdings Inc (b)	126,704	1,478,636
Molina Healthcare Inc (c)	254,299	50,547,012
Nakamoto Inc (b)(c)	32,281	241,785
National HealthCare Corp	60,489	13,097,683
NeoGenomics Inc (b)(c)	635,837	11,387,841
NRC Health Class A	66,771	1,398,185
Nutex Health Inc (b)(c)	24,510	4,626,508
Omada Health Inc (c)	42,493	1,043,203
OPKO Health Inc (c)	1,817,622	2,671,904
Option Care Health Inc (c)	770,515	18,068,577
P3 Health Partners Inc Class A (c)	7,574	68,620
PACS Group Inc (c)	214,026	9,055,440
Park Dental Partners Inc	10,466	217,065
Pediatrix Medical Group Inc (b)(c)	391,769	10,276,101
Pennant Group Inc/The (c)	168,871	6,207,698
Precipio Inc (b)(c)	8,313	230,187
Privia Health Group Inc (c)	582,205	11,929,380
Progyny Inc (c)	355,817	9,105,357
RadNet Inc (b)(c)	346,389	26,263,214
SBC Medical Group Holdings Inc (b)(c)	60,268	242,277
Sonida Senior Living Inc (b)(c)	153,248	5,746,800
Starling Oncology Inc (c)	342,354	2,023,312
Strata Critical Medical Inc (c)	353,538	2,001,025
Surgery Partners Inc (b)(c)	388,726	5,399,404
Tenet Healthcare Corp (c)	419,715	111,606,416
US Physical Therapy Inc	76,311	5,932,417
Viemed Healthcare Inc (c)	166,676	1,473,416
Vivos Therapeutics Inc (b)(c)	60,444	11,847
		843,608,043
Health Care Technology - 0.1%
Aclarion Inc (c)	11,090	26,394
American Well Corp (c)	51,617	617,855
Bullfrog AI Holdings Inc (c)	85,990	46,013
CareCloud Inc (b)(c)	185,781	436,585
Certara Inc (b)(c)	587,681	4,871,875
Claritev Corp Class A (b)(c)	39,609	1,577,626
DarioHealth Corp (c)	32,081	236,437
Definitive Healthcare Corp Class A (c)	219,339	208,372
Doximity Inc Class A (c)	652,296	17,422,827
Evolent Health Inc Class A (c)	575,918	2,591,631
Firefly Neuroscience Inc (b)(c)	60,128	67,343
GoodRx Holdings Inc Class A (b)(c)	483,194	1,686,347
Health Catalyst Inc (c)	258,042	423,189
Healthcare Triangle Inc (b)(c)	10,905	8,997
HealthStream Inc	117,518	3,413,898
HeartFlow Inc (c)	88,872	4,478,260
iSpecimen Inc (b)(c)	12,367	19,045
LifeMD Inc (b)(c)	222,593	687,812
OptimizeRx Corp (b)(c)	96,509	770,142
Phreesia Inc (c)	299,822	3,660,827
Schrodinger Inc/United States (c)	238,249	4,645,856
Scienture Holdings Inc (b)(c)	165,149	64,160
Simulations Plus Inc (b)(c)	84,879	1,561,774
Teladoc Health Inc (b)(c)	910,247	5,770,966
Waystar Holding Corp (c)	566,515	14,831,364
		70,125,595
Life Sciences Tools & Services - 1.4%
10X Genomics Inc Class A (b)(c)	568,637	35,511,381
Adaptive Biotechnologies Corp (c)	601,739	14,995,336
Alamar Biosciences Inc (b)	58,444	1,784,880
Alpha Teknova Inc (b)(c)	60,663	435,560
Avantor Inc (c)	3,334,353	48,481,493
Azenta Inc (b)(c)	207,628	6,779,054
Bio-Rad Laboratories Inc Class A (c)	88,300	34,094,396
BioLife Solutions Inc (b)(c)	195,933	7,263,236
Bionano Genomics Inc (b)(c)	56,133	68,481
Bruker Corp	542,167	31,451,108
CDT Equity Inc Class A (b)(c)	1,476	2,479
Champions Oncology Inc (c)	31,055	155,120
Circle8 Group Inc (b)(c)	210,812	154,398
Codexis Inc (c)	438,135	744,830
CryoPort Inc (c)	252,653	4,042,448
Cytek Biosciences Inc (c)	313,971	1,500,781
Fortrea Holdings Inc (c)	464,147	8,526,380
Ginkgo Bioworks Holdings Inc Class A (b)(c)	250,050	1,702,841
Harvard Bioscience Inc (c)	22,273	180,634
Illumina Inc (c)	736,709	157,383,144
Lifecore Biomedical Inc (b)(c)	194,664	868,201
Maravai LifeSciences Holdings Inc Class A (b)(c)	583,498	4,457,925
MaxCyte Inc (c)	551,797	711,818
Medpace Holdings Inc (c)	109,947	65,307,419
Mesa Laboratories Inc	26,379	3,373,083
Nautilus Biotechnology Inc Class A (b)(c)	93,401	90,822
OmniAb Inc (b)(c)	597,062	2,615,132
Pacific Biosciences of California Inc (b)(c)	1,644,803	2,228,708
Personalis Inc (c)	341,433	5,729,246
Quanterix Corp (b)(c)	210,422	561,827
Quantum-Si Inc Class A (b)(c)	1,173,568	898,836
Rapid Micro Biosystems Inc Class A (c)	111,838	169,994
Repligen Corp (b)(c)	259,404	46,946,936
Seer Inc Class A (c)	281,749	552,228
Sotera Health Co (c)	1,265,634	23,920,483
Standard BioTools Inc (c)	1,377,188	907,154
Tempus AI Inc Class A (b)(c)	508,256	32,045,541
		546,643,333
Pharmaceuticals - 2.1%
60 Degrees Pharmaceuticals Inc (b)(c)	14,380	15,530
Aardvark Therapeutics Inc (c)	67,453	411,463
Aclaris Therapeutics Inc (b)(c)	613,333	3,710,665
Adial Pharmaceuticals Inc (b)(c)	11,763	67,637
Alto Neuroscience Inc (b)(c)	147,003	5,200,966
Alumis Inc (c)	414,192	9,033,528
Amneal Intermediate Inc Class A (c)	835,954	14,604,116
Amphastar Pharmaceuticals Inc (c)	174,028	3,920,851
Amylyx Pharmaceuticals Inc (c)	482,171	16,273,271
AN2 Therapeutics Inc (b)(c)	95,996	532,778
ANI Pharmaceuticals Inc (c)	90,545	6,632,421
Aquestive Therapeutics Inc (b)(c)	466,460	2,383,611
Arvinas Inc (c)	130,871	1,204,013
Aspire Biopharma Holdings Inc Class A (b)(c)	8,813	79,141
AtaiBeckley Inc (c)	956,425	7,020,160
Atea Pharmaceuticals Inc (b)(c)	359,933	1,925,642
Avalyn Pharma Inc	83,441	2,897,906
Axsome Therapeutics Inc (c)	210,224	41,733,668
Aytu BioPharma Inc (c)	48,649	111,406
BioAge Labs Inc (c)	156,791	1,489,515
Biofrontera Inc (c)	66,455	101,676
Biote Corp Class A (b)(c)	113,162	185,586
Cadrenal Therapeutics Inc (b)(c)	12,241	21,422
CalciMedica Inc (c)	13,289	28,438
cbdMD Inc (c)	1,123	550
Cingulate Inc (b)(c)	71,384	369,055
Citius Pharmaceuticals Inc (b)(c)	165,178	95,836
CNS Pharmaceuticals Inc (c)	8,279	49,591
Cocrystal Pharma Inc (b)(c)	49,541	57,468
Cognition Therapeutics Inc (b)(c)	431,662	444,612
Collegium Pharmaceutical Inc (b)(c)	162,039	3,987,780
Context Therapeutics Inc (c)	276,569	107,779
Contineum Therapeutics Inc Class A (c)	130,064	2,112,239
Corcept Therapeutics Inc (c)	465,635	52,779,727
CorMedix Inc (b)(c)	365,379	3,018,031
Crinetics Pharmaceuticals Inc (c)	512,503	43,537,130
Cumberland Pharmaceuticals Inc (b)	46,002	307,753
Curanex Pharmaceuticals Inc (c)	1,166	5,014
Dare Bioscience Inc (b)(c)	88,512	67,358
Definium Therapeutics Inc (c)	630,868	25,058,077
Edgewise Therapeutics Inc (c)	366,539	15,310,334
Elanco Animal Health Inc (c)	2,438,048	58,318,108
Enliven Therapeutics Inc (c)	265,206	15,352,775
Enliven Therapeutics Inc rights (c)(d)	72,018	0
Enveric Biosciences Inc (c)	17,555	24,050
Eton Pharmaceuticals Inc (c)	114,239	6,904,605
Evolus Inc (b)(c)	332,153	3,019,271
EyePoint Inc (b)(c)	406,863	1,830,884
Filana Therapeutics Inc (c)	268,766	241,352
Fulcrum Therapeutics Inc (c)	275,348	1,071,104
Harmony Biosciences Holdings Inc (c)	197,061	7,760,262
Harrow Inc (b)(c)	163,535	6,036,077
Hepion Pharmaceuticals Inc rights (b)(c)(d)	2,888	0
Hyperion DeFi Inc (b)(c)	82,326	281,555
IGC Pharma Inc (b)(c)	461,774	138,163
ImageneBio Inc (c)	25,833	131,749
ImageneBio Inc rights (c)(d)	129,480	1
Impact BioMedical Inc (c)	554,238	255,576
Indivior Pharmaceuticals Inc (b)	593,129	20,717,996
Innoviva Inc (c)	346,002	7,186,462
Jaguar Health Inc (b)(c)	14,360	11,360
Jazz Pharmaceuticals PLC (c)	305,006	76,458,905
Journey Medical Corp (b)(c)	83,205	616,549
Jupiter Neurosciences Inc (b)(c)	1,130	4,000
Kiora Pharmaceuticals Inc (c)	20,798	52,203
LB Pharmaceuticals Inc (c)	119,707	5,657,353
LENZ Therapeutics Inc (b)(c)	97,153	506,167
LeonaBio Inc (b)(c)	35,598	281,936
Lexicon Pharmaceuticals Inc (b)(c)	1,113,524	2,505,429
Ligand Pharmaceuticals Inc (b)(c)	97,600	27,728,160
Ligand Pharmaceuticals Inc Beta rights (c)	26,087	1,826
Ligand Pharmaceuticals Inc General rights (c)	26,087	1,341
Ligand Pharmaceuticals Inc Glucagon rights (c)	26,087	117
Ligand Pharmaceuticals Inc Roche rights (c)	26,087	50
Lipocine Inc (c)	43,513	97,469
Liquidia Corp (b)(c)	341,353	23,270,034
Maze Therapeutics Inc (c)	139,663	3,710,846
MBX Biosciences Inc (b)(c)	129,703	7,989,705
Mira Pharmaceuticals Inc (c)	148,425	114,317
Nektar Therapeutics (c)	165,066	11,782,411
Neonc Technologies Holdings Inc (b)(c)	82,171	405,925
Neumora Therapeutics Inc (c)	413,857	550,430
NRX Therapeutics Inc (b)(c)	143,883	500,713
Nutriband Inc (c)	26,076	113,170
Nuvation Bio Inc Class A (b)(c)	1,166,549	7,769,216
Ocular Therapeutix Inc (b)(c)	864,363	9,067,168
Omeros Corp (b)(c)	351,851	6,611,280
Optinose Inc (c)(d)	42,717	0
Organon & Co	1,282,304	17,644,503
Pacira BioSciences Inc (c)	173,294	4,488,315
Perrigo Co PLC	705,602	10,330,013
Phathom Pharmaceuticals Inc (b)(c)	256,620	2,455,853
Phibro Animal Health Corp Class A	105,710	3,989,495
Pliant Therapeutics Inc (c)	350,597	385,657
Polaryx Therapeutics Inc (b)	65,120	130,891
Prestige Consumer Healthcare Inc (b)(c)	237,506	12,298,061
Processa Pharmaceuticals Inc (b)(c)	22,809	46,758
Pulmatrix Inc (c)	18,121	26,638
Q/C Technologies Inc (b)(c)	50,125	116,290
Rafael Holdings Inc Class B (b)(c)	199,246	512,062
Rani Therapeutics Holdings Inc Class A (b)(c)	403,629	344,618
Rapport Therapeutics Inc (c)	140,730	6,849,329
Relmada Therapeutics Inc (b)(c)	458,671	1,999,806
Rocket One Inc (b)(c)	147,554	101,443
Royalty Pharma PLC Class A	1,898,188	116,567,726
SCYNEXIS Inc (b)(c)	58,336	305,097
Seaport Therapeutics Inc (b)(c)	71,386	1,690,420
Seelos Therapeutics Inc rights (b)(c)(d)	3,233	0
Senestech Inc (c)	36,269	39,533
Septerna Inc (c)	111,529	4,254,831
SIGA Technologies Inc (b)	227,347	713,870
Sonoma Pharmaceuticals Inc (c)	20,797	26,828
SpyGlass Pharma Inc (b)(c)	49,677	1,296,570
Stablecoin Development Corp (b)	20,194	19,087
Supernus Pharmaceuticals Inc (c)	287,307	12,701,842
Talphera Inc (c)	213,813	254,437
Tarsus Pharmaceuticals Inc (c)	193,894	14,394,691
Telomir Pharmaceuticals Inc (c)	209,276	234,389
TherapeuticsMD Inc (c)	60,681	132,285
Theravance Biopharma Inc (c)	184,033	3,135,922
Third Harmonic Bio Inc (c)(d)	114,815	1
Traws Pharma Inc (c)	73,517	43,522
Traws Pharma Inc rights (c)(d)	104,398	1
Trevi Therapeutics Inc (c)	574,675	9,539,605
Tvardi Therapeutics Inc (c)	72,028	129,650
VeraDermics Inc	98,171	9,661,008
Verrica Pharmaceuticals Inc (c)	60,661	331,209
Veru Inc (b)(c)	102,109	285,905
Vyome Holdings Inc (b)(c)	16,207	34,845
Wave Life Sciences Inc (b)	586,755	2,875,100
Xeris Biopharma Holdings Inc (c)	855,390	7,219,492
Yarrow Bioscience Inc (b)	2,821	92,980
Zevra Therapeutics Inc (b)(c)	291,470	3,421,858
		833,094,250
TOTAL HEALTH CARE		5,940,757,850
Industrials - 18.6%
Aerospace & Defense - 3.4%
AAR Corp (c)	190,572	24,639,054
AeroVironment Inc (b)(c)	158,561	23,522,524
AerSale Corp (c)	100,998	554,479
Aevex Corp Class A (b)	124,038	2,183,069
Air Industries Group (c)	28,707	76,361
AIRO Group Holdings Inc (b)(c)	26,100	198,882
Archer Aviation Inc Class A (b)(c)	3,159,226	18,260,326
Arxis Inc Class A (b)	217,217	11,245,324
Astronics Corp (b)(c)	186,316	13,725,900
ATI Inc (c)	663,650	135,517,330
Beta Technologies Inc Class A (b)(c)	155,322	3,121,972
BWX Technologies Inc	446,562	68,006,927
Byrna Technologies Inc (c)	100,273	361,986
Cadre Holdings Inc (b)	150,674	4,468,991
Carpenter Technology Corp	241,734	115,166,912
CPI Aerostructures Inc (c)	57,847	303,118
Curtiss-Wright Corp	179,613	104,629,961
Ducommun Inc (c)	67,284	11,533,823
Duke Robotics Corp (c)	12,635	72,272
Eve Holding Inc Class A (b)(c)	378,963	852,667
Exyn Technologies Inc (b)	14,336	45,157
Firefly Aerospace Inc (b)(c)	165,103	3,486,975
FTAI Aviation Ltd	499,752	95,002,855
Hawkeye 360 Inc (b)	79,596	1,509,140
HEICO Corp	200,583	66,423,060
HEICO Corp Class A	371,241	90,645,915
Hexcel Corp	366,162	33,932,233
Innovative Solutions And Support Inc (c)	61,405	1,166,695
Intuitive Machines Inc Class A (b)(c)	620,453	9,530,158
Karman Holdings Inc (b)(c)	446,045	18,488,565
Kratos Defense & Security Solutions Inc (c)	914,658	46,629,265
Leonardo DRS Inc	376,258	14,297,804
Loar Holdings Inc (b)(c)	174,495	12,247,804
Mercury Systems Inc (c)	257,627	22,498,566
Merlin Inc Class A (b)(c)	173,366	525,299
Momentus Inc Class A (b)(c)	56,076	238,323
Moog Inc Class A	137,909	51,233,194
National Presto Industries Inc	26,115	3,961,907
Optex Systems Holdings Inc (c)	29,113	286,472
Park Aerospace Corp (b)	87,441	2,845,330
Red Cat Holdings Inc (b)(c)	659,093	5,661,609
Redwire Corp Class A (b)(c)	557,029	5,960,210
Rocket Lab Corp (c)	2,481,359	158,608,467
Safe Pro Group Inc (b)(c)	66,288	350,001
Satellogic Inc Class A (b)(c)	396,370	1,930,322
Sidus Space Inc Class A (b)(c)	412,052	894,153
SIFCO Industries Inc (b)(c)	18,957	444,352
StandardAero Inc (c)	922,312	22,587,421
Starfighters Space Inc (b)	149,640	496,805
Swarmer Inc (b)	13,411	444,441
V2X Inc (c)	99,629	7,687,374
Virgin Galactic Holdings Inc Class A (b)(c)	507,274	1,481,240
VirTra Inc (c)	65,887	203,591
Visionwave Holdings Inc (b)(c)	86,874	71,680
Voyager Technologies Inc Class A (b)(c)	64,319	2,163,048
VSE Corp	136,891	28,566,414
Woodward Inc	289,923	98,521,634
York Space Systems Inc (b)	98,101	891,738
		1,350,401,095
Air Freight & Logistics - 0.1%
Air T Inc (b)(c)	3,779	119,794
Arrive AI Inc (c)	124,979	30,607
Callan Jmb Inc (b)(c)	23,895	51,374
Cheetah Net Supply Chain Service Inc Class A (c)	35,250	51,465
Forward Air Corp Class Common Stock (c)	114,751	1,950,767
GXO Logistics Inc (c)	562,391	26,842,923
Hub Group Inc Class A	297,280	11,852,554
Radiant Logistics Inc (c)	183,884	1,570,369
VerifyMe Inc (b)(c)	61,096	38,894
		42,508,747
Building Products - 1.4%
AAON Inc	331,168	25,158,833
Advanced Drainage Systems Inc	349,202	47,397,187
Alpha Pro Tech Ltd (c)	44,438	244,853
Apogee Enterprises Inc	106,258	4,150,437
Armstrong World Industries Inc	207,336	35,782,047
AZZ Inc	144,437	19,810,979
Carlisle Cos Inc	196,617	68,143,520
CEA Industries Inc (b)(c)	222,257	686,774
CSW Industrials Inc	80,267	24,798,490
Fortune Brands Innovations Inc	583,521	25,867,486
Gibraltar Industries Inc (c)	147,207	6,622,843
Griffon Corp	187,913	18,300,847
Hayward Holdings Inc (c)	977,290	13,730,925
Insteel Industries Inc	97,590	2,937,459
Janus International Group Inc (c)	343,335	1,702,942
JELD-WEN Holding Inc (c)	460,891	1,101,529
Jewett-Cameron Trading Co Ltd (c)	11,981	35,464
Louisiana-Pacific Corp	312,332	22,022,529
Madison Air Solutions Corp Class A	432,082	11,406,965
Masterbrand Inc (c)	1,014,108	8,366,391
Modine Manufacturing Co (c)	256,811	45,822,787
Owens Corning	393,222	54,323,619
Quanex Building Products Corp (b)	229,460	4,410,221
Resideo Technologies Inc (c)	680,195	13,168,575
Simpson Manufacturing Co Inc	199,735	36,473,608
Tecnoglass Holdings Inc (b)	123,181	4,890,286
Tecogen Inc (c)	92,122	281,893
Trex Co Inc (c)	508,375	23,171,733
UFP Industries Inc	277,490	23,453,455
Zurn Elkay Water Solutions Corp	718,731	34,355,342
		578,620,019
Commercial Services & Supplies - 1.0%
ABM Industries Inc	289,362	13,492,950
ACCO Brands Corp	507,880	2,173,726
ACV Auctions Inc Class A (b)(c)	572,446	4,024,295
Aqua Metals Inc (b)(c)	17,459	52,202
Avalon Holdings Corp Class A (c)	4,310	11,249
Birchtech Corp (c)	106,657	127,988
Brady Corp Class A	213,764	19,377,707
Bridger Aerospace Group Holdings Inc (b)(c)	146,216	159,375
BrightView Holdings Inc (c)	345,584	3,839,438
Brink's Co/The (b)	202,459	22,053,859
Casella Waste Systems Inc Class A (b)(c)	307,444	28,361,709
CitroTech Inc (b)(c)	86,181	516,224
Clean Harbors Inc (c)	242,012	76,294,284
CompX International Inc Class A	8,709	277,207
CoreCivic Inc (c)	483,773	16,070,939
Deluxe Corp	185,837	4,292,835
DSS Inc (c)	19,981	10,736
Ennis Inc	119,973	2,560,224
Enviri Corp (b)	136,526	3,041,799
Fuel Tech Inc (c)	124,015	176,101
GEO Group Inc/The (c)	640,213	20,365,176
Greenwave Technology Solutions Inc (b)(c)	13,064	64,014
Healthcare Services Group Inc (c)	336,146	7,391,851
HNI Corp	344,185	16,668,880
Interface Inc	286,192	10,852,401
Knightscope Inc Class A (b)(c)	110,659	153,816
LanzaTech Global Inc Class A (b)(c)	35,893	227,562
Liquidity Services Inc (c)	114,973	4,792,075
MillerKnoll Inc	341,616	7,717,105
Mobile Infrastructure Corp Class A (b)(c)	69,606	211,602
MSA Safety Inc	177,201	33,095,831
NLI Holdings Inc	44,818	298,936
Odyssey Marine Exploration Inc (b)(c)	282,871	242,053
Onterris Inc (c)	171,152	2,861,661
OPENLANE Inc (c)	553,301	19,697,516
Our Bond Inc	56,549	19,475
Perma-Fix Environmental Services Inc (b)(c)	86,585	1,571,518
Pitney Bowes Inc	606,672	10,392,291
Quad/Graphics Inc Class A	88,603	891,346
Quest Resource Holding Corp (c)	79,030	110,642
Royalty Management Holding Corp Class A	34,830	103,097
Team Inc (c)	22,862	563,548
Tetra Tech Inc	1,268,362	45,838,603
TOMI Environmental Solutions Inc (c)	24,234	40,955
UniFirst Corp/MA	70,670	19,547,322
Vestis Corp (c)	543,520	6,799,435
Virco Mfg. Corp	49,178	295,068
		407,728,626
Construction & Engineering - 1.7%
AECOM	627,305	42,299,176
AIAI Holdings Corp Class A (b)	269,123	1,003,829
Ameresco Inc Class A (c)	155,374	3,436,873
API Group Corp (c)	1,877,590	73,695,408
Arcosa Inc	238,928	34,716,238
Argan Inc (b)	67,860	28,839,821
Bowman Consulting Group Ltd (c)	73,062	3,111,711
Cardinal Infrastructure Group Inc Class A (b)	84,461	3,123,368
Centuri Holdings Inc (c)	416,853	8,507,970
Concrete Pumping Holdings Inc (c)	111,146	1,003,648
Construction Partners Inc Class A (b)(c)	234,486	24,902,413
Dycom Industries Inc (c)	146,121	42,551,896
Everus Construction Group Inc (c)	248,490	28,608,654
Fluor Corp (c)	683,459	37,255,350
Granite Construction Inc	213,709	25,764,757
IES Holdings Inc (c)	85,318	25,851,354
INNOVATE Corp (b)(c)	23,016	171,239
JFB Construction Holdings Class A (b)(c)	30,505	144,899
Legence Corp Class A (c)	257,424	13,790,204
Limbach Holdings Inc (c)	48,280	1,990,102
MasTec Inc (c)	299,855	71,899,232
Matrix Service Co (c)	141,759	1,532,415
MYR Group Inc (c)	75,614	22,035,432
Nocera Inc (b)(c)	8,145	23,050
NWPX Infrastructure Inc (c)	46,281	5,087,208
Olenox Industries Inc (b)(c)	4,675	4,640
Orion Group Holdings Inc (b)(c)	191,432	1,799,461
Primoris Services Corp	266,306	19,203,326
Shimmick Corp (b)(c)	32,765	115,660
Solv Energy Inc Class A (b)	174,370	4,449,922
Southland Holdings Inc (b)(c)	66,050	42,232
Sterling Infrastructure Inc (c)	149,430	70,242,560
Terrestrial Energy Inc Class A (b)(c)	277,339	1,436,616
Tutor Perini Corp (b)	215,254	19,054,284
Valmont Industries Inc	94,488	44,377,234
WillScot Holdings Corp	885,911	18,338,358
		680,410,540
Electrical Equipment - 2.0%
374Water Inc (b)(c)	53,207	151,108
Acuity Inc	146,926	48,748,578
Allient Inc	72,959	6,858,876
American Superconductor Corp (c)	235,462	6,760,114
Amprius Technologies Inc (b)(c)	692,671	6,843,589
Array Technologies Inc (b)(c)	636,924	2,815,204
Atkore Inc	168,127	15,751,819
Babcock & Wilcox Enterprises Inc (c)	572,072	4,313,423
Beam Global (b)(c)	171,832	244,001
Blink Charging Co (c)	507,678	263,891
Bloom Energy Corp Class A (c)	1,282,713	264,623,692
Broadwind Inc (b)(c)	103,834	446,486
ChargePoint Holdings Inc Class A (b)(c)	136,090	748,495
Dragonfly Energy Holdings Corp (b)(c)	62,298	68,528
Energous Corp (b)(c)	28,434	315,049
Energy Focus Inc (c)	14,867	42,222
Energy Vault Holdings Inc Class A (b)(c)	592,733	2,015,292
EnerSys	179,134	32,935,577
Enovix Corp Class B (b)(c)	998,724	3,375,687
Eos Energy Enterprises Inc (b)(c)	1,693,096	5,451,769
Espey Mfg. & Electronics Corp	11,169	699,291
ESS Tech Inc Class A (b)(c)	114,527	40,084
Expion Energy Inc (b)(c)	5,140	36,031
Fluence Energy Inc Class A (b)(c)	421,195	4,553,118
Flux Power Holdings Inc (c)	85,527	49,033
Forgent Power Solutions Inc Class A	937,083	28,618,515
FTC Solar Inc (b)(c)	62,725	147,404
FuelCell Energy Inc (b)(c)	316,243	5,448,867
GrafTech International Ltd (c)	82,789	596,081
Hyliion Holdings Corp Class A (b)(c)	628,597	2,181,232
KULR Technology Group Inc (b)(c)	254,335	640,924
LSI Industries Inc	180,700	3,539,913
NANO Nuclear Energy Inc (b)(c)	196,121	3,587,053
NeoVolta Inc (b)(c)	185,686	787,309
Net Power Inc Class A (c)	226,243	402,713
Nextpower Inc (c)	723,548	59,352,642
NuScale Power Corp Class A (b)(c)	927,375	8,596,766
nVent Electric PLC	787,330	118,689,998
Ocean Power Technologies Inc (b)(c)	1,175,587	203,612
Orion Energy Systems Inc (b)(c)	16,952	389,642
Pioneer Power Solutions Inc (c)	41,184	120,669
Plug Power Inc (b)(c)	6,900,494	14,905,067
Polar Power Inc (b)(c)	28,337	39,388
Powell Industries Inc	139,171	25,013,204
Power Solutions International Inc (c)	33,901	1,230,945
Preformed Line Products Co	12,874	5,160,543
Regal Rexnord Corp	324,698	51,448,398
Sensata Technologies Holding PLC	711,096	29,176,269
SES AI Corp Class A (b)(c)	1,602,283	832,706
Shoals Technologies Group Inc (b)(c)	824,601	5,706,239
SKYX Platforms Corp (c)	478,508	641,201
SolarMax Technology Inc (b)(c)	16,163	47,115
Solidion Technology Inc Class A (b)(c)	10,530	82,766
Stardust Power Inc Class A (b)(c)	53,783	19,900
Stem Inc Class A (c)	46,115	263,778
Sunation Energy Inc (b)(c)	24,552	56,715
SunPower Inc Class A (b)(c)	350,265	98,074
Sunrun Inc (c)	783,500	6,714,595
Tigo Energy Inc (b)(c)	162,512	173,888
Ultralife Corp (c)	54,604	344,551
Vicor Corp (c)	113,594	21,319,322
Westwater Resources Inc (c)	653,123	382,534
X-Energy Inc Class A (b)	232,065	4,281,599
Zeo Energy Corp Class A (c)	36,465	8,667
		809,401,761
Ground Transportation - 1.1%
ArcBest Corp	108,245	14,934,563
Armlogi Holding Corp (b)(c)	65,695	19,287
Avis Budget Group Inc (b)(c)	82,791	12,210,845
Covenant Logistics Group Inc Class A	75,275	2,660,971
Elite Express Holding Inc Class A (b)(c)	16,955	14,065
Ftai Infrastructure Inc (b)	594,278	2,068,087
Heartland Express Inc	226,541	2,800,047
Hertz Global Holdings Inc (b)(c)	641,436	1,456,060
Knight-Swift Transportation Holdings Inc	791,866	54,250,740
Landstar System Inc	164,946	29,794,196
Lyft Inc Class A (b)(c)	1,856,079	31,367,735
Marten Transport Ltd	289,804	4,178,974
PAMT CORP (c)	24,851	301,443
Proficient Auto Logistics Inc (b)(c)	123,059	620,217
RXO Inc (b)(c)	805,130	17,109,013
Ryder System Inc	188,112	45,985,860
Saia Inc (c)	129,937	46,144,527
Schneider National Inc Class B	247,118	8,528,042
Toppoint Holdings Inc (b)(c)	21,804	3,837
U-Haul Holding Co (c)	9,856	663,801
U-Haul Holding Co Class N	526,934	31,442,152
Universal Logistics Holdings Inc	36,860	688,545
Werner Enterprises Inc	296,098	11,601,120
XPO Inc (c)	571,263	110,819,309
		429,663,436
Industrial Conglomerates - 0.0%
Hyperscale Data Inc Class A (b)(c)	429,566	120,321
Hyperscale Data Inc Class B (d)	2,799	0
		120,321
Machinery - 3.7%
3D Systems Corp (b)(c)	732,856	2,403,768
AGCO Corp	294,094	34,794,261
AgEagle Aerial Systems Inc (b)(c)	336,229	376,576
AirJoule Technologies Corp Class A (b)(c)	168,842	764,854
Alamo Group Inc	54,148	8,911,678
Albany International Corp Class A	140,286	7,776,053
Alliance Laundry Holdings Inc (b)	275,750	6,317,433
Allison Transmission Holdings Inc	403,166	50,681,998
Art's-Way Manufacturing Co Inc (c)	13,491	37,235
Astec Industries Inc	113,756	4,840,318
Atmus Filtration Technologies Inc	398,460	18,819,266
Blue Bird Corp (b)(c)	153,562	8,929,630
CECO Environmental Corp (c)	258,838	18,429,266
Chicago Rivet & Machine CO	4,451	46,624
ClearSign Technologies Corp (c)	23,219	102,164
CNH Industrial NV Class A	4,311,909	51,009,883
Columbus McKinnon Corp/NY	156,495	2,763,702
Commercial Vehicle Group Inc (b)(c)	149,562	463,642
Crane Co	238,744	48,959,232
Donaldson Co Inc	561,087	50,997,197
Douglas Dynamics Inc	113,328	4,654,381
Eastern Co/The	29,431	801,700
Elmet Group Co/The (b)	45,352	744,226
Energy Recovery Inc (c)	184,449	1,422,102
Enerpac Tool Group Corp Class A	253,244	9,451,066
Enpro Inc	102,655	30,408,464
Esab Corp	281,008	21,182,383
ESCO Technologies Inc	125,707	34,321,782
Federal Signal Corp	297,271	34,780,707
Flowserve Corp	622,173	49,207,663
Franklin Electric Co Inc	184,859	18,502,537
FreightCar America Inc (c)	30,697	211,502
Gates Industrial Corp Ltd	1,240,480	31,731,478
Gencor Industries Inc (c)	52,596	976,182
Gorman-Rupp Co/The	99,210	7,480,434
Graco Inc	806,270	62,429,486
Graham Corp (b)(c)	52,702	4,596,141
Greenbrier Cos Inc/The	155,354	7,001,805
Helios Technologies Inc	161,455	11,789,444
Hillman Solutions Corp (c)	973,201	7,493,648
Hurco Cos Inc (c)	29,869	641,586
Hydrofarm Holdings Group Inc (b)(c)	27,390	25,032
Hyster-Yale Inc Class A	48,475	1,641,364
Hyzon Motors Inc Class A (b)(c)(d)	36,361	0
ITT Inc	435,100	87,146,180
JBT Marel Corp	254,262	29,715,600
Kadant Inc (b)	57,785	17,285,805
Kennametal Inc	371,859	10,910,343
L B Foster Co Class A (c)	47,160	1,768,972
Laser Photonics Corp (b)(c)	171,906	247,545
Lincoln Electric Holdings Inc	266,461	74,936,827
Lindsay Corp (b)	52,070	5,983,364
LiqTech International Inc (b)(c)	23,886	13,983
Manitowoc Co Inc/The (c)	179,639	3,488,589
Mayville Engineering Co Inc (c)	71,384	1,381,994
Microvast Holdings Inc (b)(c)	1,155,118	829,375
Middleby Corp/The (c)	203,065	22,507,725
Midera Food Processing Inc	202,609	9,498,310
Miller Industries Inc/TN	55,601	3,114,768
Mueller Industries Inc	1,075,132	67,098,988
Mueller Water Products Inc Class A1	762,066	18,396,273
Nauticus Robotics Inc (b)(c)	38,903	31,554
Nephros Inc (c)	32,139	137,555
NN Inc (c)	250,262	858,399
Omega Flex Inc	19,385	516,416
Oshkosh Corp	303,905	46,834,800
Palladyne AI Corp Class A (b)(c)	182,969	1,044,753
Park-Ohio Holdings Corp	46,153	2,082,885
Perma-Pipe International Holdings Inc (b)(c)	40,665	1,115,441
Proto Labs Inc (c)	115,472	9,244,688
Rain Enhancement Technologies Holdco Inc Class A (b)(c)	14,626	13,237
RBC Bearings Inc (c)	152,926	75,585,206
Richtech Robotics Inc Class B (b)(c)	834,736	1,560,956
RYTHM Inc (b)(c)	6,144	140,759
SPX Technologies Inc (c)	243,805	47,968,634
Standex International Corp	58,899	17,060,684
Symbotic Inc Class A (b)(c)	292,996	11,623,151
Taylor Devices Inc (b)(c)	16,102	966,442
TechPrecision Corp (c)	47,355	261,873
Tennant CO	84,659	5,892,266
Terex Corp	557,513	35,407,651
Timken Co/The	305,987	36,856,134
Titan International Inc (b)(c)	295,176	2,122,315
Toro Co/The	470,527	46,022,246
Trinity Industries Inc	388,645	11,200,749
Twin Disc Inc	54,555	1,252,037
Velo3D Inc Class A (b)(c)	88,108	1,049,366
Venhub Global Inc	118,650	103,973
Wabash National Corp	206,129	2,780,680
Watts Water Technologies Inc Class A	133,374	48,781,541
Worthington Enterprises Inc	154,117	8,852,480
Xos Inc (b)(c)	50,228	158,218
Zone Frontier Inc Class B (c)	1,032,306	155,465
		1,430,927,088
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	191,547	5,024,278
Kirby Corp (c)	258,933	36,732,236
Matson Inc	146,085	32,841,369
Pangaea Logistics Solutions Ltd	173,579	1,409,461
Quanome Technologies Inc (b)(c)	149,448	50,513
		76,057,857
Passenger Airlines - 0.3%
Alaska Air Group Inc (c)	552,308	22,826,890
Allegiant Travel Co (b)(c)	103,396	7,863,266
American Airlines Group Inc (c)	3,258,090	43,756,149
flyExclusive Inc Class A (b)(c)	86,045	100,673
Frontier Group Holdings Inc (b)(c)	419,836	2,393,065
Jet.AI Inc Class A (b)(c)	22,078	33,338
JetBlue Airways Corp (c)	1,475,989	6,789,549
Joby Aviation Inc Class A (b)(c)	3,021,735	20,668,667
Republic Airways Holdings Inc (b)(c)	101,174	1,761,439
SkyWest Inc (c)	191,761	18,152,096
Surf Air Mobility Inc (b)(c)	118,734	83,411
Volato Group Inc Class A (b)(c)	176,432	41,020
Wheels Up Experience Inc Class A (b)(c)	8,154	36,041
		124,505,604
Professional Services - 2.1%
Alight Inc Class A (b)	121,706	1,741,613
Amentum Holdings Inc (c)	758,568	15,163,774
Andersen Group Inc Class A (b)	86,507	4,821,900
Asure Software Inc (b)(c)	135,295	1,233,890
Barrett Business Services Inc	119,826	4,122,014
BGSF Inc	53,814	287,905
BlackSky Technology Inc Class A (b)(c)	155,653	3,595,584
Booz Allen Hamilton Holding Corp Class A	590,606	44,679,344
CACI International Inc (c)	107,824	67,175,430
Cbiz Inc (c)	237,822	12,958,921
Clarivate PLC (b)(c)	809,685	1,659,854
Concentrix Corp (b)	164,459	4,950,216
Conduent Inc (c)	812,845	1,398,093
CRA International Inc	32,299	5,636,176
Cycurion Inc	8,214	30,145
DLH Holdings Corp (c)	53,076	230,615
ExlService Holdings Inc (c)	752,851	28,668,566
Exponent Inc	239,515	17,007,960
Falcon's Beyond Global Inc Class A (b)(c)	79,053	706,734
First Advantage Corp (b)(c)	446,170	9,378,493
Forrester Research Inc (c)	35,844	440,881
Franklin Covey Co (b)(c)	46,029	936,690
FTI Consulting Inc (c)	145,756	21,946,481
GEE Group Inc (c)	517,956	132,908
Genpact Ltd	776,561	29,493,787
HireQuest Inc	29,016	463,095
Huron Consulting Group Inc (c)	74,932	11,980,877
ICF International Inc	91,285	8,133,494
Innodata Inc (b)(c)	160,692	9,066,243
Insperity Inc	179,128	9,556,479
KBR Inc	624,250	23,409,375
Kelly Services Inc Class A	188,135	3,235,922
Kforce Inc	78,183	4,501,777
Korn Ferry	256,892	21,977,111
Legalzoom.com Inc (c)	558,712	3,480,776
ManpowerGroup Inc	229,622	14,454,705
Mastech Digital Inc (c)	24,500	182,280
Maximus Inc	258,185	14,915,347
Mistras Group Inc (c)	87,784	1,646,828
Mobility Global Inc	1,483,518	30,115,415
Nixxy Inc (b)(c)	143,650	90,413
Parsons Corp (b)(c)	264,499	12,865,231
Paycom Software Inc	203,039	48,546,625
Paylocity Holding Corp (c)	212,865	34,105,230
Planet Labs PBC Class A (b)(c)	1,427,213	28,330,178
Professional Diversity Network Inc (b)(c)	49,063	6,182
Public Policy Holding Co Inc (United States) (g)	22,823	247,401
Rcm Technologies Inc (c)	22,603	940,285
Resolute Holdings Management Inc (b)(c)	17,525	2,374,988
Resources Connection Inc	82,950	347,561
Robert Half Inc	493,863	22,391,748
Science Applications International Corp	211,311	27,094,296
ShiftPixy Inc (c)(d)	877	0
Skillsoft Corp Class A (b)(c)	24,815	170,727
Spire Global Inc Class A (b)(c)	178,614	2,370,208
SS&C Technologies Holdings Inc	1,013,191	84,064,458
Staffing 360 Solutions Inc (c)(d)	2,614	2
Star Equity Holdings Inc (c)	14,178	151,705
TIC Solutions Inc (c)	904,016	8,579,112
TransUnion	941,719	79,961,361
TriNet Group Inc (b)	141,778	9,965,576
TrueBlue Inc (c)	152,601	1,600,784
TTEC Holdings Inc (c)	22,439	30,068
UL Solutions Inc Class A	379,630	28,290,028
Upwork Inc (b)(c)	255,950	2,311,229
Verra Mobility Corp Class A (c)	778,271	3,447,741
Where Food Comes From Inc (c)	12,759	168,419
Willdan Group Inc (b)(c)	71,041	6,248,056
		840,217,310
Trading Companies & Distributors - 1.6%
Alta Equipment Group Inc Class A (c)	102,980	607,582
Applied Industrial Technologies Inc	178,641	57,876,111
BlueLinx Holdings Inc (c)	39,578	3,151,596
Boise Cascade Co	174,113	13,582,555
Capstone Holding Corp (c)	56,123	10,388
Core & Main Inc Class A (c)	917,209	39,403,299
Custom Truck One Source Inc Class A (c)	295,085	2,717,733
Distribution Solutions Group Inc (c)	29,790	1,036,394
DNOW Inc (c)	896,407	14,369,404
DXP Enterprises Inc/TX (c)	61,078	11,466,173
EquipmentShare.com Inc Class A (c)	150,252	2,645,938
EVI Industries Inc	26,720	374,347
FGI Industries Ltd (b)(c)	3,015	21,316
GATX Corp	172,599	30,192,743
Global Industrial Co	63,776	2,493,642
Herc Holdings Inc	150,045	22,857,855
Hudson Technologies Inc (c)	189,541	1,012,149
iPower Inc (b)(c)	5,856	11,478
Karat Packaging Inc	40,425	1,925,847
Marwynn Holdings Inc (c)	26,141	33,983
McGrath RentCorp	119,481	13,434,444
MSC Industrial Direct Co Inc Class A	221,621	26,346,304
NPK International Inc (c)	412,373	5,476,313
QXO Inc (b)(c)	4,045,985	53,730,681
Rush Enterprises Inc Class A	309,912	23,810,539
Rush Enterprises Inc Class B	26,400	2,052,336
SiteOne Landscape Supply Inc (c)	217,276	21,408,204
Sunbelt Rentals Holdings Inc (b)	1,998,154	144,426,572
Titan Machinery Inc (b)(c)	101,753	2,093,059
Transcat Inc (b)(c)	46,328	4,006,909
Watsco Inc (b)	170,687	52,882,246
Wesco International Inc	236,985	80,669,695
Willis Lease Finance Corp (b)	46,485	2,516,233
Xometry Inc Class A (b)(c)	232,831	21,581,105
		660,225,173
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (c)	17,561	23,883
Sky Harbour Group Corp Class A (b)(c)	122,972	1,296,125
		1,320,008
TOTAL INDUSTRIALS		7,432,107,585
Information Technology - 18.5%
Communications Equipment - 0.6%
ADTRAN Holdings Inc (c)	91,307	707,629
Applied Optoelectronics Inc (b)(c)	371,779	40,036,881
Aviat Networks Inc (c)	58,766	1,171,206
BK Technologies Corp (c)	18,060	1,307,002
Calix Inc (c)	285,973	10,901,291
Clearfield Inc (b)(c)	57,652	1,672,485
ClearOne Inc (c)	5,817	30,306
Comtech Telecommunications Corp (c)	171,424	289,707
Digi International Inc (c)	182,814	13,700,081
Extreme Networks Inc (c)	638,627	14,362,721
Franklin Wireless Corp	43,851	108,749
Genasys Inc (c)	227,446	329,797
Harmonic Inc (c)	535,455	6,414,751
Inseego Corp (b)(c)	33,553	140,252
KVH Industries Inc (b)(c)	67,846	512,916
Lantronix Inc (b)(c)	173,060	917,218
Netgear Inc (c)	134,580	2,847,713
NetScout Systems Inc (c)	330,876	12,847,915
Network-1 Technologies Inc (b)	77,231	119,707
Ondas Inc (b)(c)	2,445,207	18,718,060
Optical Cable Corp (b)(c)	30,064	403,459
Ribbon Communications Inc (c)	473,099	941,467
Ubiquiti Inc	20,799	12,271,826
Viasat Inc (c)	661,723	44,514,106
Viavi Solutions Inc (c)	1,136,861	41,256,686
Vistance Networks Inc	1,108,077	6,991,966
		233,515,897
Electronic Equipment, Instruments & Components - 2.2%
908 Devices Inc (b)(c)	139,270	1,486,011
Acorn Energy Inc (c)	7,900	151,206
ADI Global Distribution Inc	339,385	7,422,350
Advanced Energy Industries Inc	185,114	51,250,662
Aeva Technologies Inc (b)(c)	144,904	2,269,197
AEye Inc Class A (c)	261,339	300,540
Airgain Inc (c)	58,442	307,405
AMC Robotics Corp (c)	23,742	94,968
AmpliTech Group Inc (b)(c)	109,593	369,328
Arlo Technologies Inc (b)(c)	531,337	6,987,082
Arrow Electronics Inc (c)	248,656	50,832,746
Astrotech Corp (c)	9,574	68,646
Avnet Inc	399,209	35,753,158
Badger Meter Inc	142,575	19,314,635
Bel Fuse Inc Class A (b)	6,033	1,235,377
Bel Fuse Inc Class B (b)	60,129	14,988,657
Belden Inc	190,276	21,778,991
Benchmark Electronics Inc	173,584	12,199,484
Cemtrex Inc (b)(c)	11,209	29,255
Climb Global Solutions Inc (b)	81,825	2,334,467
Coda Octopus Group Inc (c)	21,510	216,176
Cognex Corp	810,225	49,391,316
CPS Technologies Corp (b)(c)	74,005	287,879
Crane NXT Co	243,089	11,887,052
CTS Corp	138,500	7,821,095
Daktronics Inc (b)(c)	201,535	3,935,979
Data I/O Corp (c)	47,298	136,691
ePlus Inc	127,419	11,209,049
Evolv Technologies Holdings Inc Class A (c)	712,801	3,713,693
Focus Universal Inc (b)(c)	2,435	23,984
Forward Industries Inc (b)	308,941	1,958,686
Frequency Electronics Inc (b)(c)	33,473	2,016,748
Identiv Inc (c)	67,929	190,880
Insight Enterprises Inc (c)	147,438	23,150,715
Interlink Electronics Inc (b)	18,628	108,415
IPG Photonics Corp (c)	125,500	9,548,040
Itron Inc (c)	216,499	21,002,568
Key Tronic Corp (c)	49,560	124,396
Kimball Electronics Inc (c)	120,786	2,852,965
Knowles Corp (b)(c)	414,870	14,180,257
Kustom Entertainment Inc (c)	27,171	24,026
LGL Group Inc/The (c)	44,374	330,143
LightPath Technologies Inc Class A (b)(c)	279,505	2,811,820
Lightwave Logic Inc (b)(c)	733,825	3,984,670
Littelfuse Inc	123,027	50,709,269
M-Tron Industries Inc (b)(c)	18,598	1,416,424
Methode Electronics Inc (b)	176,056	3,209,501
MicroVision Inc (b)(c)	43,175	78,147
Mirion Technologies Inc Class A (b)(c)	1,196,282	18,027,970
MultiSensor AI Holdings Inc (b)(c)	5,851	30,484
Napco Security Technologies Inc	174,858	6,336,854
Neonode Inc (c)	68,846	60,936
nLight Inc (c)	274,340	11,596,352
Nortech Systems Inc (c)	4,865	55,948
Novanta Inc (b)(c)	173,587	25,381,891
OSI Systems Inc (c)	75,621	15,722,362
Ouster Inc Class A (b)(c)	330,929	11,397,195
PC Connection Inc	53,902	4,305,153
Plexus Corp (c)	129,534	31,019,507
Powerfleet Inc NJ (b)(c)	589,570	1,768,710
Ralliant Corp	545,558	33,677,295
Research Frontiers Inc (c)	143,830	67,183
RF Industries Ltd (b)(c)	45,435	478,885
Richardson Electronics Ltd/United States	61,605	1,066,999
Rogers Corp (c)	81,123	10,186,615
Sanmina Corp (c)	261,016	51,347,068
ScanSource Inc (b)(c)	92,490	5,280,254
SmartRent Inc Class A (c)	591,735	787,008
Sobr Safe Inc (c)	39,680	18,450
Sono-Tek Corp (c)	67,318	357,459
Syntec Optics Holdings Inc Class A (b)(c)	44,891	367,657
TD SYNNEX Corp	363,604	91,937,271
TTM Technologies Inc (c)	505,209	60,079,454
Universal Safety Products Inc	9,803	49,603
Vishay Intertechnology Inc	682,931	20,781,590
Vishay Precision Group Inc (b)(c)	60,032	3,710,578
Vontier Corp	687,777	22,153,297
Vuzix Corp (b)(c)	355,777	928,578
Wrap Technologies Inc (b)(c)	201,732	328,823
		884,802,178
IT Services - 4.5%
AIB Data Centers Inc	58,547	66,744
Applied Digital Corp (b)(c)	1,254,477	31,876,261
Backblaze Inc Class A (c)	295,864	4,180,558
BigBear.ai Holdings Inc (b)(c)	2,419,965	7,574,490
Boost Run Inc Class A	65,807	1,147,016
Brand Engagement Network Inc Class A (c)	20,047	225,729
Brightline Interactive Inc (b)(c)	79,281	77,037
Castellum Inc (b)(c)	456,607	275,745
ChronoScale Holdings Corp (b)(c)	13,388	243,394
CISO Global Inc (b)(c)	205,112	46,971
Cloudastructure Inc Class A (b)(c)	7,618	37,709
Cloudflare Inc Class A (c)	1,556,732	474,974,501
Commerce.com Inc (b)(c)	362,248	873,018
CoreWeave Inc Class A (b)(c)	1,295,548	109,979,070
Crexendo Inc (b)(c)	99,939	613,625
CSP Inc	35,633	281,857
Data Storage Corp (c)	5,262	15,944
DigitalOcean Holdings Inc (b)(c)	396,170	43,852,057
DXC Technology Co (b)(c)	481,927	5,445,775
EPAM Systems Inc (b)(c)	255,928	30,155,996
Everforth Inc (c)	206,395	6,691,326
Fastly Inc Class A (c)	720,295	16,415,523
Fusemachines Inc (b)	81,035	55,914
Grid Dynamics Holdings Inc (c)	344,044	2,745,471
Hackett Group Inc/The (b)	135,300	1,516,713
Information Services Group Inc	202,201	1,035,269
Intelligent Protection Management Corp (c)	27,145	51,576
Kyndryl Holdings Inc (c)	1,107,998	14,902,573
MongoDB Inc Class A (c)	391,627	177,551,933
Okta Inc Class A (c)	816,907	141,357,587
Rackspace Technology Inc (b)(c)	518,866	1,624,051
Research Solutions Inc/CA (c)	135,403	304,657
Snowflake Inc (c)	1,684,223	558,202,029
TSS Inc/MD (b)(c)	118,892	935,680
Tucows Inc Class A (b)(c)	38,829	410,811
Twilio Inc Class A (c)	739,246	174,188,535
Unisys Corp (b)(c)	355,676	960,325
Whitefiber Inc (b)(c)	51,512	974,607
WidePoint Corp (b)(c)	39,169	398,740
XTI Aerospace Inc (b)(c)	207,543	280,183
		1,812,547,000
Semiconductors & Semiconductor Equipment - 3.9%
Aehr Test Systems (b)(c)	146,115	11,582,536
Aeluma Inc (b)(c)	59,605	780,826
Alpha & Omega Semiconductor Ltd (c)	124,825	3,078,185
Ambarella Inc (c)	204,382	14,180,023
Ambiq Micro Inc (b)(c)	44,462	2,592,579
Amkor Technology Inc	554,884	26,246,013
Amtech Systems Inc (c)	53,811	786,717
Ascent Solar Technologies Inc (b)(c)	53,635	154,469
Astera Labs Inc (c)	651,290	193,420,105
Atomera Inc (b)(c)	194,113	807,510
Axcelis Technologies Inc (c)	150,687	17,378,732
AXT Inc (c)	295,761	17,926,074
Blaize Holdings Inc Class A (b)(c)	418,842	204,227
Cerebras Systems Inc Class A (b)(c)	170,154	31,349,173
CEVA Inc (b)(c)	135,951	3,677,475
Cirrus Logic Inc (c)	248,305	27,191,881
Cohu Inc (b)(c)	229,540	10,581,794
Credo Technology Group Holding Ltd (c)	790,725	178,854,088
CVD Equipment Corp (c)	25,100	170,680
Diodes Inc (c)	225,509	20,476,217
Enphase Energy Inc (b)(c)	643,285	23,428,440
Entegris Inc	743,056	100,528,046
Everspin Technologies Inc (c)	96,855	1,573,894
FormFactor Inc (c)	378,799	38,110,967
GCT Semiconductor Holding Inc Class A (b)(c)	342,310	616,158
GSI Technology Inc (b)(c)	149,278	827,000
Ichor Holdings Ltd (c)	168,548	9,029,116
Ideal Power Inc (c)	60,812	297,979
Impinj Inc (b)(c)	132,244	23,052,774
inTEST Corp (c)	57,721	623,387
IonQ Inc (b)(c)	1,890,962	74,333,716
Kopin Corp (b)(c)	863,242	3,832,794
Lattice Semiconductor Corp (c)	666,615	76,887,374
MACOM Technology Solutions Holdings Inc (c)	319,346	84,253,055
MaxLinear Inc (c)	409,552	24,536,260
MKS Inc	327,842	84,006,234
Mobix Labs Inc Class A (b)(c)	58,103	76,696
Navitas Semiconductor Corp Class A (b)(c)	981,048	11,370,346
NVE Corp (b)	23,015	2,304,262
Onto Innovation Inc (c)	242,015	64,668,828
PDF Solutions Inc (c)	180,995	8,050,658
Penguin Solutions Inc (b)(c)	224,765	11,031,466
Peraso Inc (c)	69,045	41,158
Photronics Inc (c)	288,914	8,130,040
Power Integrations Inc	273,473	14,051,043
Qorvo Inc (c)	390,573	37,526,254
QuickLogic Corp (b)(c)	83,847	899,678
Rambus Inc (c)	527,020	45,687,364
Rigetti Computing Inc Class A (b)(c)	1,633,182	25,575,630
Semtech Corp (c)	453,368	60,279,809
Silicon Laboratories Inc (c)	159,602	34,960,818
SiTime Corp (c)	107,958	61,041,612
SolarEdge Technologies Inc (b)(c)	260,177	8,377,699
Synaptics Inc (c)	189,757	18,353,297
T1 Energy Inc (b)(c)	1,030,013	4,583,558
Trio-Tech International (b)(c)	31,871	318,710
Ultra Clean Holdings Inc (c)	218,606	14,828,045
Universal Display Corp	213,859	17,786,653
Veeco Instruments Inc (b)(c)	296,983	13,156,347
Wolfspeed Inc (b)	152,759	4,185,597
		1,574,662,066
Software - 6.8%
8x8 Inc (c)	715,815	1,345,732
A10 Networks Inc	351,209	8,917,197
ACCESS Newswire Inc (c)	16,329	88,993
ACI Worldwide Inc (c)	497,115	26,486,287
Adeia Inc	538,108	13,576,465
Agilysys Inc (b)(c)	124,944	14,544,731
Airship AI Holdings Inc Class A (b)(c)	132,334	281,871
Alarm.com Holdings Inc (c)	244,613	14,079,924
Alkami Technology Inc (b)(c)	398,774	8,134,990
Alpha Modus Holdings Inc Class A (b)(c)	4,493	11,053
American Bitcoin Corp Class A (b)(c)	105,104	848,189
Amplitude Inc Class A (c)	470,089	6,628,255
Appfolio Inc Class A (b)(c)	117,853	27,602,351
Appian Corp Class A (c)	196,240	8,428,508
Arteris Inc (c)	160,171	3,504,541
Asana Inc Class A (b)(c)	494,580	5,074,391
Atlassian Corp Class A (c)	778,228	151,108,531
Auddia Inc (b)(c)	13,323	13,152
AudioEye Inc (c)	47,502	350,090
Aurora Innovation Inc Class A (b)(c)	6,138,840	34,561,669
authID Inc (b)(c)	74,607	33,610
AvePoint Inc Class A (c)	684,480	9,527,962
Aware Inc/MA (c)	64,313	77,176
Banzai International Inc Class A (b)(c)	15,372	16,909
Bentley Systems Inc Class B (b)	716,436	26,329,023
BILL Holdings Inc (b)(c)	437,120	21,519,418
Bit Digital Inc (b)(c)	1,717,007	2,455,320
BitMine Immersion Technologies Inc (b)	2,586,028	65,478,229
Blackbaud Inc (c)	173,178	8,322,935
BlackLine Inc (c)	247,542	8,223,345
Blend Labs Inc Class A (b)(c)	1,074,068	1,664,805
Box Inc Class A (c)	680,425	24,345,607
Braze Inc Class A (b)(c)	483,891	16,471,650
Bridgeline Digital Inc (c)	51,464	51,464
BTCS Inc	91,830	124,889
Btcs Inc Series V (d)	38,570	0
C3.ai Inc Class A (b)(c)	658,282	7,122,611
Ccc Intelligent Solutions Holdings Inc Class A (c)	2,622,740	19,565,640
Cerence Inc (b)(c)	233,945	1,974,496
CID Holdco Inc (b)(c)	26,707	92,940
Cipher Digital Inc (b)(c)	1,494,801	23,169,416
Circle Internet Group Inc Class A (b)(c)	280,747	26,825,376
Cleanspark Inc (b)(c)	1,275,953	14,826,574
Clear Secure Inc Class A	446,140	19,697,081
Commvault Systems Inc (c)	201,834	27,756,212
Consensus Cloud Solutions Inc (b)(c)	91,769	3,510,164
Core Scientific Inc (b)(c)	1,562,139	25,462,866
CS Disco Inc (c)	144,427	632,590
CXApp Inc Class A (b)(c)	9,931	36,347
CYNGN Inc (b)(c)	75,938	79,735
D-Wave Quantum Inc (b)(c)	1,789,113	30,772,744
Daily Journal Corp (b)(c)	4,582	2,854,288
Datacentrex Inc (b)(c)	151,712	336,801
Digimarc Corp (b)	61,700	368,966
Digital Turbine Inc (c)	527,348	5,674,264
Docusign Inc (c)	946,831	62,746,490
Dolby Laboratories Inc Class A	284,891	17,537,890
Domo Inc Class B (b)(c)	205,579	777,089
Dropbox Inc Class A (c)	732,881	25,790,082
Duos Technologies Group Inc (b)(c)	119,073	1,104,997
Dynatrace Inc (c)	1,438,388	78,521,601
eGain Corp (c)	97,259	725,552
Elastic NV (c)	444,904	43,400,385
EverCommerce Inc (b)(c)	90,217	800,225
Exodus Movement Inc Class A (b)(c)	32,301	245,488
Expensify Inc Class A (c)	171,584	432,392
Five9 Inc (b)(c)	378,575	13,083,552
Freshworks Inc Class A (c)	1,054,360	14,676,691
Gitlab Inc Class A (c)	703,394	32,735,957
Gloo Holdings Inc Class A	63,653	210,691
Guidewire Software Inc (c)	413,148	84,592,053
HubSpot Inc (c)	251,575	65,751,642
Hut 8 Corp (United States) (c)	491,298	38,635,675
I3 Verticals Inc Class A (b)(c)	94,331	1,514,013
Intapp Inc (c)	261,802	11,354,353
Intellicheck Inc (c)	115,580	319,579
Intellinetics Inc (c)	14,217	78,515
InterDigital Inc (b)	126,029	42,223,496
Intrusion Inc (b)(c)	243,259	218,933
Inuvo Inc (c)	80,907	56,635
Iveda Solutions Inc (b)(c)	61,394	17,620
Kaltura Inc (c)	446,142	704,904
Keel Infrastructure Corp (b)	2,557,857	8,057,250
Klaviyo Inc Class A (c)	557,666	11,476,766
Life360 Inc (b)(c)	396,384	16,989,018
LivePerson Inc (c)	56,333	174,632
LiveRamp Holdings Inc (c)	306,771	11,571,402
Manhattan Associates Inc (c)	289,132	64,531,371
MARA Holdings Inc (b)(c)	1,752,941	18,879,175
Marin Software Inc (c)(d)	14,773	7,185
Mitek Systems Inc (c)	222,523	4,107,775
MyseumAI Inc (c)	27,754	75,768
N-able Inc/US (b)(c)	208,961	831,665
nCino Inc (b)(c)	491,696	11,112,330
NCR Voyix Corp (b)(c)	509,822	4,272,308
Netskope Inc Class A (b)(c)	920,980	14,100,204
NetSol Technologies Inc (c)	51,696	216,089
NextNav Inc Class A (c)	445,151	7,064,546
NextTrip Inc (c)	68,687	98,222
Nutanix Inc Class A (c)	1,293,531	88,697,421
OneSpan Inc	192,546	3,180,860
Ooma Inc (c)	124,018	2,807,768
PagerDuty Inc (c)	378,061	5,345,783
PAR Technology Corp (b)(c)	212,104	3,987,555
Pegasystems Inc	440,178	16,202,952
Phunware Inc (c)	108,370	225,410
Pivotal Software Inc rights (c)(d)	413,656	3
Pixelworks Inc (c)	27,206	186,905
PowerCompute Inc (b)(c)	2,542	2,898
Procore Technologies Inc (b)(c)	568,090	35,630,605
Progress Software Corp (b)(c)	207,999	9,624,114
Q2 Holdings Inc (c)	303,664	19,750,307
Qualys Inc (c)	171,916	32,000,444
Rank One Computing Corp	23,483	97,924
Rapid7 Inc (c)	298,672	4,020,125
reAlpha Tech Corp (b)(c)	20,664	32,649
Red Violet Inc (c)	65,566	4,796,809
Rekor Systems Inc (b)(c)	793,372	439,845
ReposiTrak Inc (b)	68,046	545,048
Rimini Street Inc (b)(c)	269,595	1,512,428
RingCentral Inc Class A	361,125	25,141,523
Riot Platforms Inc (b)(c)	1,585,421	30,115,072
Rubrik Inc Class A (c)	784,875	73,024,770
SailPoint Inc (b)(c)	365,865	7,522,184
Samsara Inc Class A (c)	1,808,500	73,877,225
SentinelOne Inc Class A (c)	1,632,529	36,078,891
ServiceTitan Inc Class A (c)	287,662	28,202,382
Silvaco Group Inc (b)(c)	49,663	344,661
Smith Micro Software Inc (c)	20,583	59,073
Soluna Holdings Inc (b)(c)	366,020	395,302
SoundHound AI Inc Class A (b)(c)	1,966,599	14,080,849
SoundThinking Inc (c)	53,860	346,858
Sprinklr Inc Class A (c)	445,339	3,656,233
Sprout Social Inc Class A (b)(c)	252,953	2,878,605
SPS Commerce Inc (c)	181,352	15,487,461
Strategy Inc Class A (b)(c)	1,585,273	210,746,193
T Stamp Inc Class A (b)(c)	26,996	82,338
Tao Synergies Inc (b)(c)	41,349	163,329
TaoWeave Inc (c)	16,235	22,080
Telos Corp (b)(c)	302,858	1,459,776
Tenable Holdings Inc (c)	539,159	20,568,916
Teradata Corp (c)	463,731	13,448,199
Terawulf Inc (b)(c)	1,980,680	29,967,688
Thryv Holdings Inc (c)	149,015	284,619
TON Strategy Co (b)(c)	243,127	826,632
UiPath Inc Class A (b)(c)	2,105,940	39,317,900
Unity Software Inc (c)	1,713,898	72,155,106
Upland Software Inc (c)	19,438	84,555
Varonis Systems Inc (c)	561,800	24,589,986
Veea Inc Class A (b)(c)	5,275	9,495
Veritone Inc (b)(c)	357,652	283,868
Vertex Inc Class A (c)	373,398	5,287,316
Via Transportation Inc Class A (b)(c)	58,693	1,639,295
Viant Technology Inc Class A (b)(c)	74,341	957,512
Vida Global Inc Class A (b)	24,105	66,048
VirnetX Holding Corp (c)	18,322	216,200
Vulcan Infrastructure and Power Inc Class A (c)	59,860	103,558
Weave Communications Inc (c)	346,548	2,533,266
Workiva Inc Class A (c)	252,089	20,167,120
Xperi Inc (c)	224,709	1,334,771
Yext Inc (b)(c)	442,030	2,992,543
Zeta Global Holdings Corp Class A (b)(c)	1,009,450	31,262,667
Zoom Communications Inc Class A (c)	1,296,840	125,378,491
Zscaler Inc (c)	502,050	94,578,689
		2,673,637,677
Technology Hardware, Storage & Peripherals - 0.5%
Ainos Inc (c)	23,139	32,395
Boxlight Corp Class A (c)	3,839	24,109
Corsair Gaming Inc (b)(c)	230,958	2,806,140
Corvex Inc (b)	8,091	88,596
CPI Card Group Inc (c)	30,615	886,917
Diebold Nixdorf Inc (b)(c)	168,072	11,402,004
DNA X Inc (b)(c)	5,364	19,632
Eastman Kodak Co (c)	351,643	3,157,754
Everpure Inc Class A (c)	1,536,961	142,860,525
Foxx Development Holdings Inc (c)	4,118	10,912
GPGI Inc Class A	878,643	11,615,660
Immersion Corp	151,669	1,149,651
Infleqtion Inc Class A (b)(c)	735,784	9,616,697
One Stop Systems Inc (b)(c)	107,121	1,116,201
Quantum Computing Inc (b)(c)	941,755	7,750,644
Quantum Corp (b)(c)	72,779	1,770,713
Socket Mobile Inc (b)(c)	20,869	13,397
TransAct Technologies Inc (c)	52,800	262,416
Turtle Beach Corp (b)(c)	67,301	862,126
Virtuix Holdings Inc Class A (b)	111,226	147,931
Xerox Holdings Corp (b)	627,454	2,026,677
Xerox Holdings Corp warrants 2/14/2028 (c)	3,683	1,245
		197,622,342
TOTAL INFORMATION TECHNOLOGY		7,376,787,160
Materials - 4.2%
Chemicals - 1.5%
AdvanSix Inc	137,083	2,304,365
Alto Ingredients Inc (c)	376,051	1,489,162
American Vanguard Corp (c)	90,815	199,793
Arq Inc (c)	112,171	237,803
Ascent Industries Co (c)	28,748	436,107
Ashland Inc	224,571	16,467,791
ASP Isotopes Inc (b)(c)	566,022	2,275,408
Aspen Aerogels Inc (c)	355,557	1,752,896
Avient Corp	450,699	19,857,798
Axalta Coating Systems Ltd (c)	1,044,655	38,046,335
Balchem Corp	156,324	27,495,828
Cabot Corp	252,732	20,903,464
Celanese Corp	539,074	24,517,086
Chemours Co/The	740,644	11,524,421
Core Molding Technologies Inc (c)	40,094	1,004,355
Eastman Chemical Co	561,297	40,660,355
Ecovyst Inc (c)	417,127	4,242,182
Element Solutions Inc	1,116,604	39,684,106
Flotek Industries Inc (b)(c)	68,878	1,633,786
FMC Corp (b)	639,688	7,375,603
Hawkins Inc (b)	102,353	12,309,995
HB Fuller Co	269,355	14,801,057
Huntsman Corp	622,767	5,966,108
Ingevity Corp (c)	171,391	11,875,682
Innospec Inc	122,006	11,451,483
Intrepid Potash Inc (c)	52,457	2,028,512
Koppers Holdings Inc	95,179	4,365,861
Kronos Worldwide Inc	85,243	751,843
LSB Industries Inc (c)	267,708	2,856,444
Mativ Holdings Inc	277,677	3,301,580
Minerals Technologies Inc	154,132	10,931,041
NewMarket Corp	37,215	33,407,906
Northern Technologies International Corp	38,710	310,067
Novusterra Inc (b)(c)(d)	24,632	0
Olin Corp	567,239	9,869,959
Origin Materials Inc Class A (c)(d)	27,296	25,934
Perimeter Solutions Inc (b)(c)	755,044	23,028,842
PureCycle Technologies Inc (b)(c)	711,390	4,645,377
Quaker Chemical Corp (b)	67,587	11,205,925
Rayonier Advanced Materials Inc (c)	338,531	2,907,981
RPM International Inc	622,840	64,837,644
Scotts Miracle-Gro Co/The	219,396	13,119,881
Sensient Technologies Corp	207,731	28,031,221
Solesence Inc (c)	94,836	85,362
Solstice Advanced Materials Inc	774,232	49,078,566
Stepan Co	109,681	6,867,127
Tronox Holdings PLC	612,682	3,241,088
Valhi Inc	13,737	256,745
Westlake Corp	151,685	11,386,993
		605,054,868
Construction Materials - 0.4%
Amrize Ltd (United States)	2,507,320	109,569,885
Eagle Materials Inc	152,818	29,686,425
Knife River Corp (b)(c)	277,039	17,370,345
Smith-Midland Corp (b)(c)	23,173	608,986
Suncrete Inc Class A (b)	198,241	3,399,833
United States Lime & Minerals Inc	51,201	6,048,374
		166,683,848
Containers & Packaging - 0.5%
AptarGroup Inc	310,227	40,832,078
Crown Holdings Inc	535,540	62,331,501
Graphic Packaging Holding CO	1,468,017	16,441,790
Greif Inc Class A	121,530	10,056,608
Greif Inc Class B (b)	21,858	2,309,079
Myers Industries Inc	180,362	5,787,817
O-I Glass Inc (c)	783,658	5,697,194
Ranpak Holdings Corp Class A (c)	211,542	1,004,824
Silgan Holdings Inc	429,871	17,856,841
Sonoco Products Co	481,147	26,535,257
TriMas Corp (b)	140,532	5,449,830
		194,302,819
Metals & Mining - 1.8%
5E Advanced Materials Inc (c)	133,755	214,008
Adapti Inc (c)	934	2,848
Alcoa Corp	1,285,057	64,188,597
Alpha Metallurgical Resources Inc (b)(c)	52,530	12,381,321
American Battery Technology Co (b)(c)	685,372	1,850,504
Ampco-Pittsburgh Corp (c)	58,237	499,673
Century Aluminum Co (c)	274,176	12,549,036
Cleveland-Cliffs Inc (c)	2,787,943	32,200,742
Coeur Mining Inc	5,040,203	104,735,418
Commercial Metals Co	540,438	36,463,352
Compass Minerals International Inc (c)	143,234	3,560,797
Contango Silver & Gold Inc (b)(c)	134,563	2,623,979
Dakota Gold Corp (b)(c)	529,684	3,220,479
Friedman Industries Inc	32,789	1,418,124
Hecla Mining Co	3,265,520	64,885,882
Hycroft Mining Holding Corp (b)(c)	333,220	7,807,345
Idaho Strategic Resources Inc (b)(c)	71,648	2,331,426
Inno Holdings Inc (c)	14,535	79,070
Ivanhoe Electric Inc / US (b)(c)	579,343	6,407,534
Kaiser Aluminum Corp	78,073	12,396,431
Materion Corp	101,071	23,860,842
Metallus Inc (c)	179,433	3,502,532
MP Materials Corp (b)(c)	664,438	36,377,981
Paramount Gold Nevada Corp (c)	344,202	485,325
Ramaco Resources Inc Class A (b)(c)	196,573	2,799,200
Ramaco Resources Inc Class B	36,693	277,399
Rare Earths Americas Inc (b)	17,189	241,677
REalloys Inc (b)(c)(f)	234,698	2,429,124
REalloys Inc rights (c)(d)(f)	13,201	0
ReElement Technologies Corp (b)(c)(d)	97,452	0
Reliance Inc	248,201	95,321,594
Royal Gold Inc	396,607	103,700,832
Ryerson Holding Corp	220,466	5,524,878
Silver Bow Mining Corp (b)	26,731	235,500
Solitario Resources Corp (c)	370,111	289,427
SunCoke Energy Inc	424,150	4,381,470
Tredegar Corp (c)	140,817	1,082,883
United States Antimony Corp (b)(c)	617,400	3,006,738
US Gold Corp (b)(c)	72,997	1,154,083
USA Rare Earth Inc Class A (b)(c)	861,327	15,348,847
Warrior Met Coal Inc (b)	257,345	27,855,023
Worthington Steel Inc	160,505	5,529,397
		703,221,318
Paper & Forest Products - 0.0%
Clearwater Paper Corp (c)	88,414	1,855,810
Magnera Corp (c)	168,856	2,120,831
Sylvamo Corp	163,681	5,879,422
		9,856,063
TOTAL MATERIALS		1,679,118,916
Real Estate - 5.1%
Diversified REITs - 0.4%
AH Realty Trust Inc Class A	441,588	2,861,490
Alpine Income Property Trust Inc	70,659	1,375,024
American Assets Trust Inc	243,663	5,472,671
Broadstone Net Lease Inc Class A	949,800	19,812,828
CTO Realty Growth Inc	163,231	3,483,350
Essential Properties Realty Trust Inc	1,061,827	31,854,810
Generation Income Properties Inc (c)	3,654	1,358
Gladstone Commercial Corp	259,407	3,364,509
Global Net Lease Inc	1,024,164	9,401,826
Mackenzie Realty Capital Inc (c)	11,060	16,590
NexPoint Diversified Real Estate Trust	225,213	1,195,881
Presidio Property Trust Inc Class A (b)(c)	6,236	12,223
WP Carey Inc	1,088,316	76,138,587
		154,991,147
Health Care REITs - 0.7%
American Healthcare REIT Inc (b)	937,975	51,785,600
CareTrust REIT Inc (b)	1,150,598	44,815,792
Chiron Real Estate Inc	67,792	2,474,408
Community Healthcare Trust Inc	103,960	1,529,252
Diversified Healthcare Trust	1,073,228	8,124,336
Healthcare Realty Trust Inc	1,702,473	32,415,086
Janus Living Inc Class A	414,811	12,340,627
LTC Properties Inc	255,752	10,311,921
Medical Properties Trust Inc (b)	2,504,590	9,943,222
National Health Investors Inc	239,064	16,999,841
National Healthcare Properties Inc Class A	208,255	3,344,575
Omega Healthcare Investors Inc	1,450,262	66,305,979
Sabra Health Care REIT Inc	1,237,144	25,225,366
Strawberry Fields REIT Inc	41,430	558,890
Universal Health Realty Income Trust	66,098	2,708,696
		288,883,591
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	1,089,454	17,376,791
Ashford Hospitality Trust Inc (c)	31,990	102,368
Braemar Hotels & Resorts Inc	208,249	420,663
Chatham Lodging Trust	232,238	3,026,061
DiamondRock Hospitality Co	999,388	12,302,466
InnSuites Hospitality Trust	12,452	15,939
Park Hotels & Resorts Inc	1,001,743	15,326,668
Pebblebrook Hotel Trust	565,498	10,246,824
RLJ Lodging Trust	748,130	8,259,355
Ryman Hospitality Properties Inc	332,163	42,104,982
Service Properties Trust	514,780	4,015,284
Summit Hotel Properties Inc	571,101	3,340,941
Sunstone Hotel Investors Inc	947,247	10,580,749
Xenia Hotels & Resorts Inc	457,912	8,585,850
		135,704,941
Industrial REITs - 0.6%
Americold Realty Trust Inc	1,404,038	20,990,368
EastGroup Properties Inc	260,529	51,975,536
First Industrial Realty Trust Inc	645,601	39,949,790
Industrial Logistics Properties Trust	235,379	1,943,053
Lineage Inc	283,711	11,135,657
LXP Industrial Trust	291,198	17,678,631
One Liberty Properties Inc	83,086	1,988,247
Rexford Industrial Realty Inc	1,105,109	40,933,237
STAG Industrial Inc Class A	938,672	34,965,532
Terreno Realty Corp	518,189	34,309,294
		255,869,345
Office REITs - 0.4%
Brandywine Realty Trust	847,102	2,558,248
COPT Defense Properties	550,543	19,819,548
Cousins Properties Inc	817,699	23,705,094
Creative Media & Community Trust Corp (b)(c)	13,606	54,015
Douglas Emmett Inc	639,045	7,387,360
Easterly Government Properties Inc	177,154	4,345,588
Empire State Realty Trust Inc Class A	576,754	2,612,696
Franklin Street Properties Corp	440,441	178,291
Highwoods Properties Inc	547,542	16,754,785
Hudson Pacific Properties Inc (c)	279,509	3,513,428
JBG SMITH Properties	200,533	2,416,423
Kilroy Realty Corp	533,773	19,375,960
NET Lease Office Properties	75,463	861,787
Orion Properties Inc	197,135	561,835
Piedmont Realty Trust Inc Class A1 (c)	563,817	5,395,729
Postal Realty Trust Inc Class A	128,238	3,007,181
SL Green Realty Corp (b)	352,082	19,709,550
Vornado Realty Trust	777,390	29,058,838
		161,316,356
Real Estate Management & Development - 0.6%
AGNT Inc (b)	490,430	2,020,572
Alset Inc (c)	202,827	288,014
Altisource Portfolio Solutions SA (b)(c)	58,023	321,447
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	102,420	18,436
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	102,420	28,780
American Realty Investors Inc (c)	7,130	106,950
American Strategic Investment Co Class A (b)(c)	7,977	50,893
AMREP Corp (b)(c)	15,717	363,534
Change Agents Corp (c)	3,482	10,063
CKX Lands Inc (c)	7,175	81,436
Compass Inc Class A (b)(c)	3,120,797	32,955,616
Comstock Holding Cos Inc Class A (c)	19,260	380,578
Cushman & Wakefield Ltd	1,154,513	15,574,380
Douglas Elliman Inc (c)	336,417	622,371
Fathom Holdings Inc (c)	108,938	73,642
Forestar Group Inc (c)	96,241	2,720,733
FRP Holdings Inc (c)	57,254	1,267,604
Howard Hughes Holdings Inc (b)(c)	152,087	9,753,339
InterGroup Corp/The (c)	1,890	66,982
Jones Lang LaSalle Inc (c)	225,488	82,499,296
JW Mays Inc (c)	1,732	73,142
La Rosa Holdings Corp Class A (b)(c)	7,278	3,413
Marcus & Millichap Inc	111,529	3,531,008
Maui Land & Pineapple Co Inc (c)	36,668	580,821
Medalist Diversified Inc	5,677	69,259
New Concept Energy Inc (b)(c)	26,960	20,757
Newmark Group Inc Class A	770,970	11,741,873
Offerpad Solutions Inc Class A (b)(c)	16,398	72,151
Opendoor Technologies Inc Class A (b)(c)	4,001,917	12,806,134
RenX Enterprises Corp (c)	13,009	25,758
RMR Group Inc/The Class A (b)	78,440	1,515,461
Seaport Entertainment Group Inc (b)(c)	37,979	998,468
Seritage Growth Properties Class A (c)	217,594	452,596
St Joe Co/The	191,674	12,669,651
Star Holdings (c)	59,936	589,171
Tejon Ranch Co (b)(c)	119,954	1,928,860
Transcontinental Realty Investors Inc (c)	6,031	220,011
Zillow Group Inc Class A (b)(c)	155,099	5,550,993
Zillow Group Inc Class C (c)	881,468	30,816,122
		232,870,315
Residential REITs - 0.5%
American Homes 4 Rent Class A	1,552,084	51,684,397
Bluerock Homes Trust Inc Class A	18,369	154,299
BRT Apartments Corp	62,219	890,976
Centerspace	68,195	3,579,556
Clipper Realty Inc	82,413	271,139
Equity LifeStyle Properties Inc	944,460	59,925,987
Independence Realty Trust Inc	1,144,627	18,520,065
NexPoint Residential Trust Inc	128,441	3,045,336
Sun Communities Inc	566,726	68,811,871
UMH Properties Inc	414,005	6,810,382
		213,694,008
Retail REITs - 0.9%
Acadia Realty Trust	668,500	13,684,195
Agree Realty Corp	589,150	42,566,088
Alexander's Inc	10,828	2,941,534
Brixmor Property Group Inc	1,495,881	43,216,002
CBL & Associates Properties Inc	73,481	4,018,676
Curbline Properties Corp	475,157	14,173,933
FrontView REIT Inc	113,279	2,186,285
Getty Realty Corp	274,731	8,906,779
InvenTrust Properties Corp	387,476	12,519,350
Kite Realty Group Trust	988,578	25,505,312
Macerich Co/The	1,385,709	32,730,447
NETSTREIT Corp	488,697	9,949,871
NNN REIT Inc	932,619	42,154,379
Phillips Edison & Co Inc	615,463	23,787,645
Saul Centers Inc	61,539	2,006,787
SITE Centers Corp	127,776	376,939
Tanger Inc	560,115	21,121,937
Urban Edge Properties	628,413	13,297,219
		315,143,378
Specialized REITs - 0.7%
Blackstone Digital Infrastructure Trust Inc	432,915	8,684,275
CubeSmart	1,109,782	44,080,541
EPR Properties	375,963	22,072,788
Farmland Partners Inc	207,999	2,140,310
Four Corners Property Trust Inc	552,137	13,737,169
Gaming and Leisure Properties Inc	1,385,379	58,282,895
Gladstone Land Corp (b)	219,818	2,017,928
Global Self Storage Inc	66,639	349,854
Lamar Advertising Co Class A	423,746	63,142,391
Millrose Properties Inc Class A	759,696	23,109,952
Outfront Media Inc	743,234	21,836,215
Rayonier Inc	1,350,137	27,677,809
Safehold Inc	190,662	2,886,623
Smartstop Self Storage REIT Inc	279,827	9,085,983
		299,104,733
TOTAL REAL ESTATE		2,057,577,814
Utilities - 1.9%
Electric Utilities - 0.5%
Genie Energy Ltd Class B	105,794	1,569,982
Hawaiian Electric Industries Inc (b)(c)	851,336	9,551,990
IDACORP Inc (b)	269,185	36,652,230
MGE Energy Inc	185,723	14,428,820
OGE Energy Corp	1,007,552	45,974,598
Oklo Inc Class A (b)(c)	615,522	24,971,728
Otter Tail Corp	205,652	18,605,336
Portland General Electric Co	566,352	27,671,959
TXNM Energy Inc	483,507	27,854,838
		207,281,481
Gas Utilities - 0.6%
Chesapeake Utilities Corp (b)	117,452	15,684,540
MDU Resources Group Inc	1,026,382	20,445,529
National Fuel Gas Co	462,991	38,456,033
New Jersey Resources Corp	488,812	26,073,232
Northwest Natural Holding Co	208,620	10,236,983
ONE Gas Inc	309,483	24,532,717
RGC Resources Inc	43,497	931,271
Southwest Gas Holdings Inc	314,116	27,745,867
Spire Inc	292,755	23,959,069
UGI Corp	1,046,476	40,237,003
		228,302,244
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy Inc Class C	595,672	18,912,586
Fervo Energy Co Class A (b)(c)	350,324	5,387,983
Hallador Energy Co (c)	190,415	3,157,081
Montauk Renewables Inc (c)	346,274	595,591
Ormat Technologies Inc	299,837	30,583,374
Spruce Power Holding Corp Class A (c)	93,022	173,021
Talen Energy Corp (c)	221,565	65,530,064
		124,339,700
Multi-Utilities - 0.2%
Avista Corp (b)	407,744	15,151,767
Black Hills Corp (b)	371,310	26,615,501
Northwestern Energy Group Inc	300,105	20,755,262
Unitil Corp	87,945	4,708,575
		67,231,105
Water Utilities - 0.3%
American States Water Co	187,672	16,757,233
Artesian Resources Corp Class A	48,326	1,718,956
Cadiz Inc (b)(c)	182,260	723,572
California Water Service Group	293,551	14,668,743
Consolidated Water Co Ltd	73,697	2,193,960
Essential Utilities Inc	1,382,867	56,932,635
Global Water Resources Inc	73,350	674,453
H2O America	192,272	12,184,277
Middlesex Water Co	92,933	5,390,114
Pure Cycle Corp (b)(c)	120,835	1,340,664
York Water Co/The	82,027	2,795,480
		115,380,087
TOTAL UTILITIES		742,534,617
TOTAL UNITED STATES		39,138,637,983
TOTAL COMMON STOCKS (Cost $24,330,558,015)		39,983,005,157

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9%	39	820
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A	30,107	49,159
Health Care - 0.0%
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (b)(c)(d)	6,995	0
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8%	86	1,617
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (b)(d)	534	0
Hyperscale Data Inc Series F (c)(d)	582	0
		0
TOTAL INDUSTRIALS		1,617
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (c)(d)	117,390	1
TOTAL UNITED STATES		50,777
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,717)		51,597

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/12/2026 (i) (Cost $5,187,213)	3.75	5,226,000	5,186,929

Money Market Funds - 6.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	3,996,548	3,997,348
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	2,511,682,469	2,511,933,637
TOTAL MONEY MARKET FUNDS (Cost $2,515,930,985)			2,515,930,985

TOTAL INVESTMENT IN SECURITIES - 106.0% (Cost $26,851,684,930)	42,504,174,668
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(2,421,368,770)
NET ASSETS - 100.0%	40,082,805,898

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	361	9/2026	53,404,535	(1,311)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	93	9/2026	35,034,030	(195,175)
TOTAL LONG				(196,486)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42 or 0.0% of net assets.

(f)	Affiliated company.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $247,401 or 0.0% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,186,929.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
MYOS Corp Adjustment Escrow	7/29/2026	40

MYOS Corp Shareholder Representative Escrow	7/29/2026	0

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	75,358,289	1,732,105,813	1,803,460,732	1,072,557	(6,022)	-	3,997,348	3,996,548
Fidelity Securities Lending Cash Central Fund	2,396,257,538	4,560,673,941	4,444,997,842	11,484,874	-	-	2,511,933,637	2,511,682,469
	2,471,615,827	6,292,779,754	6,248,458,574	12,557,431	(6,022)	-	2,515,930,985

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
REalloys Inc	243,690	4,181,656	199,832	-	(38,968)	(1,757,422)	2,429,124	234,698
Total	243,690	4,181,656	199,832	-	(38,968)	(1,757,422)	2,429,124

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,625,304,557	1,625,304,557	-	-
Consumer Discretionary	3,605,287,971	3,605,287,971	-	-
Consumer Staples	1,012,051,250	1,012,051,250	-	-
Energy	2,032,614,070	2,032,614,070	-	-
Financials	6,189,768,536	6,189,741,499	-	27,037
Health Care	5,993,226,625	5,993,040,648	180	185,797
Industrials	7,517,724,123	7,517,724,121	-	2
Information Technology	7,520,657,902	7,520,650,714	-	7,188
Materials	1,686,257,692	1,686,231,758	-	25,934
Real Estate	2,057,577,814	2,057,577,814	-	-
Utilities	742,534,617	742,534,617	-	-

Non-Convertible Preferred Stocks
Communication Services	820	820	-	-
Financials	49,159	49,159	-	-
Health Care	-	-	-	-
Industrials	1,617	1,617	-	-
Information Technology	1	-	-	1

U.S. Treasury Obligations	5,186,929	-	5,186,929	-

Money Market Funds	2,515,930,985	2,515,930,985	-	-
Total Investments in Securities:	42,504,174,668	42,498,741,600	5,187,109	245,959
Derivative Instruments:

Liabilities
Futures Contracts	(196,486)	(196,486)	-	-
Total Liabilities	(196,486)	(196,486)	-	-
Total Derivative Instruments:	(196,486)	(196,486)	-	-
Fidelity® Extended Market Index Fund
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$39,985,814,559
Investments in securities, at value - affiliated issuers	2,518,360,109
Segregated cash with brokers for derivative instruments	1,156,545
Cash	35,200,660
Receivable for investments sold	25,179,999
Receivable for fund shares sold	93,717,457
Dividends receivable	19,971,054
Distributions receivable from affiliated funds	2,126,249
Other receivables	866,496
Total assets	42,682,393,128
Liabilities
Payable for fund shares redeemed	84,875,145
Accrued management fee	1,202,657
Payable for variation margin on futures contracts	507,231
Other payables and accrued expenses	848,136
Collateral on securities loaned	2,512,154,061
Total liabilities	2,599,587,230
Net Assets	$40,082,805,898
Net assets consist of:
Paid in capital	22,718,412,811
Total accumulated earnings (loss)	17,364,393,087
Net Assets	$40,082,805,898

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($40,082,805,898/343,379,642 shares)	$116.73

Other Information
Unaffiliated issuers, cost	24,331,720,598
Affiliated issuers, cost	2,519,964,332
Securities loaned, market value	4,333,810,130
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$255,083,133
Dividends - affiliated issuers	12,557,431
Security lending income - unaffiliated issuers	2,101,153
Interest	124,890
Total investment income	269,866,607
Expenses
Management fee	7,169,484
Independent trustees' fees and expenses	58,730
Total expenses	7,228,214
Expense reductions	(70,080)
Total expenses after reductions	7,158,134
Net investment income (loss)	262,708,473
Net realized gain (loss)
Investments - unaffiliated issuers	1,174,040,504
Investments - affiliated issuers	(44,990)
Redemptions in-kind	1,032,307,456
Futures contracts	7,272,087
Net realized gain (loss)	2,213,575,057
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	2,286,264,498
Investments - affiliated issuers	(1,604,223)
Futures contracts	(1,650,323)
Total change in net unrealized appreciation (depreciation)	2,283,009,952
Net gain (loss)	4,496,585,009
Net increase (decrease) in net assets resulting from operations	$4,759,293,482
Other Information
Income from securities lending - Affiliated Issuers	11,484,874

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$262,708,473	$459,452,231
Net realized gain (loss)	2,213,575,057	2,222,797,187
Change in net unrealized appreciation (depreciation)	2,283,009,952	3,407,332,813
Net increase (decrease) in net assets resulting from operations	$4,759,293,482	$6,089,582,231
Distributions to shareholders
Distributions to shareholders	-	(232,672,978)
Total distributions	-	(232,672,978)
Net increase (decrease) in net assets resulting from share transactions	(5,642,639,352)	(4,350,124,670)
Total increase (decrease) in net assets	(883,345,870)	1,506,784,583
Net Assets
Beginning of period	40,966,151,768	39,459,367,185
End of period	$40,082,805,898	$40,966,151,768
Financial Highlights
Fidelity® Extended Market Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$104.18	$89.89	$80.80	$68.71	$78.40	$90.30
Income from Investment Operations
Net investment income (loss) B, C	.70	1.11	1.00	.95	.96	.82
Net realized and unrealized gain (loss)	11.85	13.76	8.53	12.06	(9.45)	(6.19)
Total from investment operations	12.55	14.87	9.53	13.01	(8.49)	(5.37)
Distributions
Distributions from net investment income	-	(.58)	(.44)	(.92)	(.87)	(.86)
Distributions from net realized gain	-	-	-	-	(.33)	(5.67)
Total distributions	-	(.58)	(.44)	(.92)	(1.20)	(6.53)
Net asset value, end of period	$116.73	$104.18	$89.89	$80.80	$68.71	$78.40
Total Return D, E	12.05%	16.55%	11.78%	19.02%	(10.77)%	(6.58)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.03% H	.04%	.04%	.04%	.03% I	.03%
Ratio of expenses to average net assets net of fee waivers, if any	.03% H	.04%	.04%	.04%	.03% I	.03%
Ratio of expenses to average net assets net of all reductions, if any	.03% H	.04%	.03%	.03%	.03% I	.03%
Ratio of net investment income (loss) to average net assets	1.25% H	1.16%	1.16%	1.35%	1.41%	.93%
Net assets, end of period	$40,082,805,898	$40,966,151,768	$39,459,367,185	$38,340,172,316	$32,177,538,178	$38,732,245,307
Portfolio turnover rate K	25% H, J	23% J	15% J	9% J	18% J	18% J

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 7.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	15,382,892	51,433,988
Interactive Media & Services - 0.0%
REA Group Ltd (d)	193,624	24,592,220
TOTAL COMMUNICATION SERVICES		76,026,208
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Wesfarmers Ltd	4,479,434	254,576,191
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	2,128,715	92,929,632
Lottery Corp/The	8,782,128	31,403,432
		124,333,064
TOTAL CONSUMER DISCRETIONARY		378,909,255
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Coles Group Ltd	5,299,574	91,296,100
Woolworths Group Ltd	4,820,001	139,231,253
TOTAL CONSUMER STAPLES		230,527,353
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Santos Ltd	12,814,584	74,749,057
Woodside Energy Group Ltd (d)	7,501,081	174,525,469
TOTAL ENERGY		249,274,526
Financials - 2.6%
Banks - 2.0%
ANZ Group Holdings Ltd	11,899,777	316,639,239
Commonwealth Bank of Australia	6,602,904	756,589,396
National Australia Bank Ltd	12,300,085	339,475,198
Westpac Banking Corp	13,495,337	334,124,706
		1,746,828,539
Capital Markets - 0.3%
ASX Ltd	771,021	31,018,116
Macquarie Group Ltd	1,437,992	258,224,241
		289,242,357
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	1,349,134	43,002,793
Insurance - 0.3%
Insurance Australia Group Ltd	8,763,525	49,297,545
Medibank Pvt Ltd	10,866,374	37,688,323
QBE Insurance Group Ltd	5,894,905	93,735,848
Suncorp Group Ltd	4,182,601	56,528,170
		237,249,886
TOTAL FINANCIALS		2,316,323,575
Health Care - 0.3%
Biotechnology - 0.3%
CSL Ltd	1,889,620	231,459,589
Health Care Providers & Services - 0.0%
Sigma Healthcare Ltd	20,496,302	39,509,779
Health Care Technology - 0.0%
Pro Medicus Ltd	226,711	29,143,896
TOTAL HEALTH CARE		300,113,264
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	5,270,209	73,762,463
Passenger Airlines - 0.0%
Qantas Airways Ltd (d)	2,925,555	19,748,585
Professional Services - 0.1%
Computershare Ltd	2,053,908	58,519,980
Trading Companies & Distributors - 0.0%
SGH Ltd (d)	802,939	22,791,043
Transportation Infrastructure - 0.1%
Transurban Group unit	12,311,142	126,156,950
TOTAL INDUSTRIALS		300,979,021
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	762,547	22,065,294
Materials - 2.6%
Metals & Mining - 2.6%
BHP Group Ltd	20,049,412	942,958,186
Evolution Mining Ltd	8,013,978	85,453,111
Fortescue Ltd	6,377,982	80,735,211
Glencore PLC	37,051,202	299,017,280
Lynas Rare Earths Ltd (b)	3,574,182	40,286,160
Northern Star Resources Ltd	5,340,699	89,708,276
PLS Group Ltd (b)	12,405,800	48,005,980
Rio Tinto Ltd (d)	1,467,077	183,779,043
Rio Tinto PLC	4,209,182	431,421,811
South32 Ltd	17,702,117	65,130,223
TOTAL MATERIALS		2,266,495,281
Real Estate - 0.3%
Industrial REITs - 0.2%
Goodman Group unit	7,866,342	156,314,583
Retail REITs - 0.1%
Scentre Group unit	20,608,000	53,016,017
Vicinity Ltd unit	15,562,756	27,769,155
		80,785,172
TOTAL REAL ESTATE		237,099,755
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	6,797,365	56,600,925
Gas Utilities - 0.0%
Apa Group unit	5,223,042	40,759,439
TOTAL UTILITIES		97,360,364
TOTAL AUSTRALIA		6,475,173,896
AUSTRIA - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OMV AG	581,087	46,234,870
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (e)(f)	288,624	60,278,167
Erste Group Bank AG	1,214,810	171,161,888
Raiffeisen Bank International AG	519,152	38,472,740
TOTAL FINANCIALS		269,912,795
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A (d)	268,674	18,506,242
TOTAL AUSTRIA		334,653,907
BELGIUM - 1.1%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	84,737	17,588,773
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	3,545,574	280,575,936
Food Products - 0.0%
Lotus Bakeries NV	1,610	23,862,418
TOTAL CONSUMER STAPLES		304,438,354
Financials - 0.3%
Banks - 0.2%
KBC Group NV	906,374	137,916,633
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	281,686	24,163,157
Sofina SA (d)	61,538	17,641,131
		41,804,288
Insurance - 0.1%
Ageas SA/NV	569,786	49,968,537
TOTAL FINANCIALS		229,689,458
Health Care - 0.5%
Biotechnology - 0.3%
Argenx SE (b)	246,844	253,393,670
Pharmaceuticals - 0.2%
Financiere de Tubize SA	79,031	16,900,096
UCB SA	479,655	119,952,945
		136,853,041
TOTAL HEALTH CARE		390,246,711
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	275,085	25,945,429
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	172,145	25,654,230
TOTAL BELGIUM		993,562,955
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	628,161	30,655,938
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	1,361,447	74,509,884
CHINA - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	4,744,936	211,369,101
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	6,316,325	19,081,652
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	14,600,578	98,163,599
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuilding (Holdings) Ltd	10,192,204	38,809,116
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	5,349,838	32,583,134
TOTAL INDUSTRIALS		71,392,250
TOTAL CHINA		400,006,602
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC (United Kingdom)	834,264	53,604,882
DENMARK - 1.6%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	295,924	39,095,104
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	370,928	50,917,620
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	2,414,190	139,776,891
Insurance - 0.0%
Tryg A/S	1,184,265	28,357,805
TOTAL FINANCIALS		168,134,696
Health Care - 0.9%
Biotechnology - 0.1%
Genmab A/S (b)	233,721	77,237,894
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	497,625	35,365,081
Demant A/S (b)	334,200	14,987,316
		50,352,397
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	12,707,447	575,494,662
TOTAL HEALTH CARE		703,084,953
Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	758,969	159,479,336
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	3,829,938	127,003,549
TOTAL INDUSTRIALS		286,482,885
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	1,390,336	99,898,432
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(e)(f)	1,824,545	38,427,752
TOTAL DENMARK		1,386,041,442
FINLAND - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	561,214	22,920,035
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	1,050,737	27,387,651
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	1,669,272	61,813,499
Financials - 0.5%
Banks - 0.4%
Nordea Bank Abp	12,083,648	246,633,185
Insurance - 0.1%
Sampo Oyj A Shares	9,426,997	106,237,400
TOTAL FINANCIALS		352,870,585
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	433,071	39,789,959
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	1,251,686	76,736,624
Metso Oyj	2,534,898	52,439,956
Wartsila OYJ Abp	1,926,158	62,399,101
TOTAL INDUSTRIALS		191,575,681
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	19,824,778	201,628,602
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	2,177,105	25,604,265
UPM-Kymmene Oyj	2,082,255	58,133,935
TOTAL MATERIALS		83,738,200
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,770,149	42,602,735
TOTAL FINLAND		1,024,326,947
FRANCE - 8.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	7,346,970	131,464,314
Media - 0.1%
Publicis Groupe SA	903,084	105,937,243
TOTAL COMMUNICATION SERVICES		237,401,557
Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	2,441,748	99,081,238
Automobiles - 0.0%
Renault SA	729,262	25,135,998
Hotels, Restaurants & Leisure - 0.1%
Accor SA	745,345	40,274,945
Sodexo SA (d)	220,753	14,819,956
Sodexo SA loyalty shares	84,696	5,696,123
		60,791,024
Textiles, Apparel & Luxury Goods - 1.0%
Hermes International SCA	135,376	247,657,657
Kering SA	281,486	82,946,270
LVMH Moet Hennessy Louis Vuitton SE	978,149	512,816,915
		843,420,842
TOTAL CONSUMER DISCRETIONARY		1,028,429,102
Consumer Staples - 0.8%
Beverages - 0.1%
Pernod Ricard SA	771,411	57,686,480
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	2,324,192	42,228,187
Food Products - 0.2%
Danone SA	2,493,995	185,987,166
Personal Care Products - 0.5%
L'Oreal SA	607,231	270,373,726
L'Oreal SA (loyalty shares)	338,044	150,516,386
		420,890,112
TOTAL CONSUMER STAPLES		706,791,945
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
TotalEnergies SE	7,652,234	671,344,810
Financials - 1.2%
Banks - 0.9%
BNP Paribas SA	3,911,882	465,739,117
Credit Agricole SA	3,581,760	76,977,379
Societe Generale SA Series A	2,496,555	210,300,383
		753,016,879
Capital Markets - 0.0%
Amundi SA (e)(f)	244,300	26,787,573
Insurance - 0.3%
AXA SA	6,187,293	308,936,764
TOTAL FINANCIALS		1,088,741,216
Health Care - 0.3%
Biotechnology - 0.0%
Abivax SA (b)(d)	258,204	29,059,642
Health Care Equipment & Supplies - 0.3%
BioMerieux	151,780	13,231,319
EssilorLuxottica SA	1,144,851	212,459,001
		225,690,320
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	115,209	26,228,919
Pharmaceuticals - 0.0%
Ipsen SA	132,276	25,059,530
TOTAL HEALTH CARE		306,038,411
Industrials - 2.3%
Aerospace & Defense - 1.4%
Airbus SE	2,344,558	535,085,900
Dassault Aviation SA	65,925	21,732,037
Safran SA	1,361,780	532,238,307
Thales SA	365,659	103,506,996
		1,192,563,240
Building Products - 0.2%
Cie de Saint-Gobain SA	1,757,201	159,263,667
Construction & Engineering - 0.5%
Bouygues SA	880,400	45,108,572
Eiffage SA	270,671	34,269,371
Vinci SA	1,852,983	242,941,453
		322,319,396
Electrical Equipment - 0.2%
Legrand SA	1,008,864	160,066,837
Ground Transportation - 0.0%
Ayvens SA (e)(f)	1,314,457	17,405,606
Machinery - 0.0%
Alstom SA (b)(d)	1,368,998	26,008,513
Professional Services - 0.0%
Bureau Veritas SA	1,253,582	39,722,358
Trading Companies & Distributors - 0.0%
Rexel SA	878,889	36,690,194
Transportation Infrastructure - 0.0%
Aeroports de Paris SA (d)	126,901	15,919,400
Getlink SE Series A	976,548	21,381,731
		37,301,131
TOTAL INDUSTRIALS		1,991,340,942
Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	603,432	75,061,821
Software - 0.1%
Dassault Systemes SE	2,647,248	70,110,154
TOTAL INFORMATION TECHNOLOGY		145,171,975
Materials - 0.6%
Chemicals - 0.4%
Air Liquide SA	1,591,783	313,142,588
Construction Materials - 0.2%
Holcim AG	2,013,015	176,527,365
TOTAL MATERIALS		489,669,953
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	209,205	12,174,403
Office REITs - 0.0%
Gecina SA	174,226	13,842,259
Retail REITs - 0.0%
Klepierre SA	877,188	38,167,909
Unibail-Rodamco-Westfield unit	427,438	48,378,045
		86,545,954
TOTAL REAL ESTATE		112,562,616
Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	5,531,978	158,026,614
Engie SA PF shares	1,490,100	42,566,231
Veolia Environnement SA	2,343,708	88,595,700
TOTAL UTILITIES		289,188,545
TOTAL FRANCE		7,066,681,072
GERMANY - 8.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	13,394,883	440,205,980
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG	434,034	35,956,134
Automobiles - 0.4%
Bayerische Motoren Werke AG	1,275,632	91,836,407
Mercedes-Benz Group AG	2,659,499	145,543,326
		237,379,733
Specialty Retail - 0.0%
Zalando SE (b)(e)(f)	789,924	22,617,268
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	639,196	111,953,479
TOTAL CONSUMER DISCRETIONARY		407,906,614
Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	358,923	29,330,377
Personal Care Products - 0.1%
Beiersdorf AG (d)	356,736	32,661,066
TOTAL CONSUMER STAPLES		61,991,443
Financials - 2.0%
Banks - 0.1%
Commerzbank AG Exchange Offer shares	2,335,574	109,030,888
Capital Markets - 0.6%
Deutsche Bank AG	6,784,638	273,144,933
Deutsche Boerse AG	716,699	239,498,702
		512,643,635
Insurance - 1.3%
Allianz SE	1,501,001	782,795,253
Hannover Rueck SE	237,918	71,354,513
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	500,980	301,134,341
Talanx AG	234,344	34,079,724
		1,189,363,831
TOTAL FINANCIALS		1,811,038,354
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (e)(f)	1,335,209	60,438,655
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	715,272	32,729,639
Fresenius SE & Co KGaA	1,666,753	87,595,087
		120,324,726
Pharmaceuticals - 0.3%
Bayer AG	3,876,299	220,629,414
Merck KGaA	509,940	82,332,592
		302,962,006
TOTAL HEALTH CARE		483,725,387
Industrials - 2.6%
Aerospace & Defense - 0.4%
Hensoldt AG	239,255	23,849,695
MTU Aero Engines AG	212,707	86,993,282
Rheinmetall AG	184,567	237,617,098
		348,460,075
Air Freight & Logistics - 0.3%
Deutsche Post AG	3,629,998	235,784,541
Construction & Engineering - 0.0%
HOCHTIEF AG	58,258	28,312,952
Electrical Equipment - 0.6%
Siemens Energy AG	3,057,860	503,652,842
Industrial Conglomerates - 1.1%
Siemens AG	2,854,089	946,154,820
Machinery - 0.2%
Daimler Truck Holding AG	1,812,477	98,506,176
Gea Group Ag	578,126	45,126,296
Knorr-Bremse AG	254,417	31,206,708
Rational AG	20,188	14,784,828
		189,624,008
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	2,366,753	21,442,281
Trading Companies & Distributors - 0.0%
Brenntag SE	455,757	33,266,525
TOTAL INDUSTRIALS		2,306,698,044
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 0.4%
Infineon Technologies AG	5,152,713	335,890,484
Software - 1.0%
Nemetschek SE	227,862	18,606,519
SAP SE	3,998,983	880,137,124
		898,743,643
TOTAL INFORMATION TECHNOLOGY		1,234,634,127
Materials - 0.4%
Chemicals - 0.3%
BASF SE	3,433,544	210,802,364
Evonik Industries AG	1,011,272	22,329,963
Symrise AG	523,918	56,108,951
		289,241,278
Construction Materials - 0.1%
Heidelberg Materials AG	521,907	99,477,929
TOTAL MATERIALS		388,719,207
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	2,845,492	63,379,160
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	2,538,980	172,938,286
Multi-Utilities - 0.2%
E.ON SE	8,858,472	182,923,599
TOTAL UTILITIES		355,861,885
TOTAL GERMANY		7,554,160,201
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (d)	366,748	34,386,292
HONG KONG - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	13,462,867	20,971,188
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (e)(f)	30,373,983	28,733,115
Financials - 0.9%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	175,398	21,423,111
Hong Kong Exchanges & Clearing Ltd	4,752,331	256,941,650
		278,364,761
Insurance - 0.6%
AIA Group Ltd	40,824,202	394,672,079
Prudential PLC	9,890,018	134,515,191
		529,187,270
TOTAL FINANCIALS		807,552,031
Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	6,140,374	25,334,051
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	1,383,205	18,793,426
Machinery - 0.2%
Techtronic Industries Co Ltd	5,590,765	96,645,212
TOTAL INDUSTRIALS		140,772,689
Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	6,904,390	39,901,877
Henderson Land Development Co Ltd	5,252,828	17,999,854
Hongkong Land Holdings Ltd (Singapore)	3,788,799	30,878,712
Sino Land Co Ltd	15,129,879	19,958,404
Sun Hung Kai Properties Ltd	5,145,194	75,995,232
Wharf Real Estate Investment Co Ltd	5,990,148	23,583,230
		208,317,309
Retail REITs - 0.1%
Link REIT	10,322,936	50,992,745
TOTAL REAL ESTATE		259,310,054
Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	2,385,825	19,860,442
CLP Holdings Ltd	6,479,332	64,954,374
Power Assets Holdings Ltd	5,465,589	41,976,214
		126,791,030
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd (d)	44,175,548	40,633,761
TOTAL UTILITIES		167,424,791
TOTAL HONG KONG		1,424,763,868
INDONESIA - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	638,171	37,594,654
IRELAND - 0.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	626,542	61,131,828
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	8,249,498	105,068,871
Bank of Ireland Group PLC	3,726,884	82,185,346
TOTAL FINANCIALS		187,254,217
Industrials - 0.1%
Building Products - 0.1%
Kingspan Group PLC	604,843	72,011,927
TOTAL IRELAND		320,397,972
ISRAEL - 1.1%
Financials - 0.5%
Banks - 0.4%
Bank Hapoalim BM	5,160,490	133,329,271
Bank Leumi Le-Israel BM	5,806,390	148,191,649
Israel Discount Bank Ltd Class A	4,827,625	55,219,912
Mizrahi Tefahot Bank Ltd	615,750	47,757,462
		384,498,294
Insurance - 0.1%
Harel Insurance Investments & Financial Services Ltd	466,286	30,192,133
Phoenix Financial Ltd	894,785	56,201,817
		86,393,950
TOTAL FINANCIALS		470,892,244
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	4,594,415	165,628,661
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	110,913	78,189,408
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (Israel) (b)	125,405	43,921,843
Tower Semiconductor Ltd (b)	440,953	90,286,268
		134,208,111
Software - 0.0%
Check Point Software Technologies Ltd (b)(d)	308,450	42,846,790
TOTAL INFORMATION TECHNOLOGY		177,054,901
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	2,801,005	16,010,025
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	171,956	22,785,989
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enlight Renewable Energy Ltd (b)	551,631	43,061,147
OPC Energy Ltd (b)	672,953	22,369,872
TOTAL UTILITIES		65,431,019
TOTAL ISRAEL		995,992,247
ITALY - 3.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA/Milano (b)	6,741,459	61,360,125
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	478,222	202,472,010
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	867,433	47,466,472
TOTAL CONSUMER DISCRETIONARY		249,938,482
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	790,927	48,976,969
Davide Campari-Milano NV (d)	2,307,629	15,576,644
TOTAL CONSUMER STAPLES		64,553,613
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	7,168,421	195,952,084
Financials - 1.8%
Banks - 1.5%
Banca Monte dei Paschi di Siena SpA (d)	7,492,841	100,714,697
Banco BPM SpA	3,885,958	72,580,851
BPER Banca SPA	5,556,177	91,992,143
FinecoBank Banca Fineco SpA	2,414,323	66,519,345
Intesa Sanpaolo SpA	55,815,095	439,722,333
UniCredit SpA	5,354,875	522,636,314
		1,294,165,683
Financial Services - 0.1%
Banca Mediolanum SpA	808,901	22,596,874
Poste Italiane SpA (d)	1,803,711	58,222,843
		80,819,717
Insurance - 0.2%
Generali	2,876,163	148,899,774
Unipol Assicurazioni SpA	1,415,452	46,397,018
		195,296,792
TOTAL FINANCIALS		1,570,282,192
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	330,029	20,144,788
Industrials - 0.3%
Aerospace & Defense - 0.1%
Leonardo SpA	1,596,827	95,929,966
Electrical Equipment - 0.2%
Prysmian SpA	1,101,624	153,981,530
Passenger Airlines - 0.0%
Ryanair Holdings PLC	1,638,886	44,186,204
TOTAL INDUSTRIALS		294,097,700
Utilities - 0.5%
Electric Utilities - 0.4%
Enel SpA	30,085,640	328,997,615
Terna - Rete Elettrica Nazionale	5,551,524	62,832,943
		391,830,558
Gas Utilities - 0.1%
Italgas SpA	2,406,509	24,559,335
Snam SpA	7,956,464	53,565,651
		78,124,986
TOTAL UTILITIES		469,955,544
TOTAL ITALY		2,926,284,528
JAPAN - 23.6%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.1%
NTT Inc	118,974,319	128,283,730
Entertainment - 0.4%
Capcom Co Ltd	1,051,560	28,032,443
Konami Group Corp	382,137	52,740,220
Nexon Co Ltd	1,252,424	24,791,875
Nintendo Co Ltd	4,317,206	243,355,174
Toho Co Ltd/Tokyo (d)	2,012,245	19,912,520
		368,832,232
Interactive Media & Services - 0.0%
LY Corp	10,186,877	35,498,111
Wireless Telecommunication Services - 1.1%
KDDI Corp	11,463,714	211,766,734
SoftBank Corp	113,676,010	168,381,713
SoftBank Group Corp	14,649,045	471,913,897
		852,062,344
TOTAL COMMUNICATION SERVICES		1,384,676,417
Consumer Discretionary - 3.5%
Automobile Components - 0.4%
Aisin Corp	1,790,374	25,227,743
Bridgestone Corp	4,210,950	108,785,971
Denso Corp	6,317,150	75,837,641
Sumitomo Electric Industries Ltd	11,277,424	156,169,701
		366,021,056
Automobiles - 1.3%
Honda Motor Co Ltd	14,308,487	153,180,614
Isuzu Motors Ltd	2,038,201	28,945,088
Nissan Motor Co Ltd (b)(d)	9,158,918	18,727,274
Subaru Corp	2,051,987	34,021,504
Suzuki Motor Corp	6,201,277	85,852,542
Toyota Motor Corp	37,431,385	735,191,313
Yamaha Motor Co Ltd (d)	3,515,041	41,874,421
		1,097,792,756
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	7,521,906	37,973,157
Rakuten Group Inc (b)(d)	5,591,338	26,995,767
Ryohin Keikaku Co Ltd	1,994,153	54,043,360
		119,012,284
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	4,262,392	80,677,400
Zensho Holdings Co Ltd	364,637	26,911,238
		107,588,638
Household Durables - 1.0%
Panasonic Holdings Corp	9,201,219	256,568,878
Sekisui House Ltd (d)	2,313,842	49,891,082
Sony Group Corp	22,948,691	567,084,407
		873,544,367
Leisure Products - 0.1%
Bandai Namco Holdings Inc	1,972,353	70,642,835
Shimano Inc	273,143	34,008,571
		104,651,406
Specialty Retail - 0.4%
Fast Retailing Co Ltd	721,916	325,727,096
Nitori Holdings Co Ltd (d)	1,524,020	29,077,233
Sanrio Co Ltd (d)	3,779,073	30,433,661
		385,237,990
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	2,680,643	75,511,070
TOTAL CONSUMER DISCRETIONARY		3,129,359,567
Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd	5,551,301	58,187,857
Kirin Holdings Co Ltd	3,058,663	58,394,369
Suntory Beverage & Food Ltd	487,683	13,741,893
		130,324,119
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	8,511,663	72,298,872
Seven & i Holdings Co Ltd	7,323,979	92,706,808
		165,005,680
Food Products - 0.2%
Ajinomoto Co Inc	3,375,584	113,480,966
Kikkoman Corp	2,677,528	30,699,257
		144,180,223
Household Products - 0.0%
Unicharm Corp	4,225,506	26,374,035
Personal Care Products - 0.1%
Kao Corp	3,579,462	81,494,749
Shiseido Co Ltd	1,578,280	36,816,539
		118,311,288
Tobacco - 0.3%
Japan Tobacco Inc	4,340,193	187,709,986
TOTAL CONSUMER STAPLES		771,905,331
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	10,146,000	84,596,756
Idemitsu Kosan Co Ltd	2,895,888	25,644,929
Inpex Corp	3,477,663	85,938,540
TOTAL ENERGY		196,180,225
Financials - 4.5%
Banks - 2.9%
Chiba Bank Ltd/The	2,141,949	37,586,322
Japan Post Bank Co Ltd	7,054,626	149,408,434
Mitsubishi UFJ Financial Group Inc	42,143,313	960,810,323
Mizuho Financial Group Inc	9,156,640	487,760,826
Resona Holdings Inc	8,192,890	128,467,052
Sumitomo Mitsui Financial Group Inc	14,346,926	615,881,847
Sumitomo Mitsui Trust Group Inc	9,926,224	109,886,019
Yokohama Financial Group Inc	3,838,852	46,596,374
		2,536,397,197
Capital Markets - 0.3%
Daiwa Securities Group Inc	4,953,773	56,883,349
Japan Exchange Group Inc	3,867,542	54,044,166
Nomura Holdings Inc	11,577,076	117,874,049
SBI Holdings Inc	2,086,939	43,293,369
		272,094,933
Financial Services - 0.2%
Mitsubishi HC Capital Inc	3,472,793	30,304,059
ORIX Corp	4,324,499	168,248,228
		198,552,287
Insurance - 1.1%
Daiichi Life Group Inc	13,578,982	155,307,264
Japan Post Holdings Co Ltd	6,094,137	94,305,926
Japan Post Insurance Co Ltd	2,033,180	21,572,708
MS&AD Insurance Group Holdings Inc	4,711,294	149,641,541
Sompo Holdings Inc	3,225,370	137,420,463
T&D Holdings Inc	1,732,906	52,583,573
Tokio Marine Holdings Inc	7,058,531	338,924,839
		949,756,314
TOTAL FINANCIALS		3,956,800,731
Health Care - 1.3%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	1,321,107	202,295,870
Olympus Corp	4,177,471	55,150,335
Terumo Corp	5,257,631	82,855,439
		340,301,644
Pharmaceuticals - 0.9%
Astellas Pharma Inc	6,783,271	100,570,209
Chugai Pharmaceutical Co Ltd	2,650,015	114,705,050
Daiichi Sankyo Co Ltd	6,615,276	118,468,635
Eisai Co Ltd	1,035,621	30,778,452
Kyowa Kirin Co Ltd	933,268	15,368,976
Otsuka Holdings Co Ltd	1,660,406	127,336,166
Shionogi & Co Ltd	2,983,639	54,237,626
Takeda Pharmaceutical Co Ltd	6,321,045	228,520,786
		789,985,900
TOTAL HEALTH CARE		1,130,287,544
Industrials - 5.8%
Building Products - 0.2%
AGC Inc	750,675	26,813,533
Daikin Industries Ltd	983,061	126,619,438
		153,432,971
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	1,430,590	27,650,422
Secom Co Ltd	1,564,895	63,340,116
TOPPAN Holdings Inc	872,090	27,649,021
		118,639,559
Construction & Engineering - 0.2%
Kajima Corp	1,564,373	47,159,926
Obayashi Corp	2,456,678	45,823,022
Shimizu Corp	1,908,732	28,391,491
Taisei Corp	563,420	44,115,297
		165,489,736
Electrical Equipment - 0.7%
Fuji Electric Co Ltd	530,184	45,547,663
Fujikura Ltd	5,953,634	202,991,987
Furukawa Electric Co Ltd	2,579,200	64,066,391
Mitsubishi Electric Corp	7,504,176	259,845,213
NIDEC CORP (b)	3,293,876	53,217,490
		625,668,744
Ground Transportation - 0.2%
Central Japan Railway Co	2,962,721	73,446,150
East Japan Railway Co	3,804,587	84,859,074
Hankyu Hanshin Holdings Inc	893,057	26,280,194
West Japan Railway Co	1,617,747	30,513,468
		215,098,886
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	69,469	17,598,813
Hitachi Ltd	17,448,313	592,348,799
		609,947,612
Machinery - 1.2%
Daifuku Co Ltd	1,236,396	44,920,453
Ebara Corp	1,804,863	52,251,646
FANUC Corp	3,681,910	137,965,243
IHI Corp	3,844,928	64,240,962
Kawasaki Heavy Industries Ltd	2,898,753	46,164,434
Komatsu Ltd	3,395,451	157,030,173
Kubota Corp	3,594,342	65,578,624
Makita Corp	856,277	28,403,204
MINEBEA MITSUMI Inc	1,305,960	27,428,620
Mitsubishi Heavy Industries Ltd	12,645,684	306,436,463
SMC Corp	214,185	93,886,201
		1,024,306,023
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd (d)	1,387,089	28,859,491
Mitsui OSK Lines Ltd	1,324,983	58,029,210
Nippon Yusen KK	1,479,281	65,047,490
		151,936,191
Passenger Airlines - 0.0%
ANA Holdings Inc (d)	636,316	12,076,213
Professional Services - 0.7%
Recruit Holdings Co Ltd	5,229,038	592,207,950
Trading Companies & Distributors - 1.6%
ITOCHU Corp	21,886,961	288,678,260
Marubeni Corp	5,405,788	165,385,305
Mitsubishi Corp	12,078,336	361,943,107
Mitsui & Co Ltd	9,324,957	291,144,290
Sumitomo Corp	16,032,704	178,972,009
Toyota Tsusho Corp	2,514,380	116,703,495
		1,402,826,466
TOTAL INDUSTRIALS		5,071,630,351
Information Technology - 4.3%
Electronic Equipment, Instruments & Components - 1.2%
Ibiden Co Ltd	917,804	115,923,172
Keyence Corp	743,685	387,494,135
Kyocera Corp	4,619,423	105,094,121
Murata Manufacturing Co Ltd	6,389,888	283,967,411
TDK Corp	7,478,083	143,196,111
Yokogawa Electric Corp	862,579	27,424,141
		1,063,099,091
IT Services - 0.5%
Fujitsu Ltd	6,692,929	160,673,409
NEC Corp	4,844,557	147,721,504
Nomura Research Institute Ltd	1,439,315	47,663,878
Obic Co Ltd	1,261,833	40,145,615
Otsuka Corp	899,585	20,334,281
		416,538,687
Semiconductors & Semiconductor Equipment - 2.4%
Advantest Corp	2,888,217	604,467,501
Disco Corp	342,403	122,920,590
Kioxia Holdings Corp (b)	1,513,570	467,986,789
Kokusai Electric Corp	869,100	47,804,580
Lasertec Corp	306,962	64,143,592
Renesas Electronics Corp	6,827,273	142,782,744
SCREEN Holdings Co Ltd	602,179	50,672,070
Tokyo Electron Ltd	1,754,405	614,044,545
		2,114,822,411
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	3,157,545	92,098,190
FUJIFILM Holdings Corp	4,382,595	92,454,958
		184,553,148
TOTAL INFORMATION TECHNOLOGY		3,779,013,337
Materials - 0.9%
Chemicals - 0.6%
Asahi Kasei Corp	4,849,926	49,643,468
Mitsubishi Chemical Group Corp	4,834,451	36,250,490
Nippon Paint Holdings Co Ltd (d)	3,741,313	28,302,828
Nippon Sanso Holdings Corp	683,514	24,302,720
Nitto Denko Corp	2,610,856	57,018,211
Resonac Holdings Corp	716,000	70,084,711
Shin-Etsu Chemical Co Ltd	6,461,446	241,920,760
Toray Industries Inc	5,045,787	40,472,966
		547,996,154
Metals & Mining - 0.3%
JX Advanced Metals Corp	2,162,548	51,061,853
Mitsui Kinzoku Co Ltd	215,200	38,982,479
Nippon Steel Corp	19,082,309	80,004,377
Sumitomo Metal Mining Co Ltd	946,688	65,311,460
		235,360,169
TOTAL MATERIALS		783,356,323
Real Estate - 0.4%
Office REITs - 0.0%
Nippon Building Fund Inc	29,564	23,373,603
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	1,121,740	23,388,862
Daiwa House Industry Co Ltd	2,212,334	64,575,060
Hulic Co Ltd	1,817,933	20,307,363
Mitsubishi Estate Co Ltd	4,181,298	98,425,426
Mitsui Fudosan Co Ltd	9,921,934	93,853,961
Sumitomo Realty & Development Co Ltd	2,400,561	49,793,696
		350,344,368
TOTAL REAL ESTATE		373,717,971
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	2,616,944	46,962,932
Kansai Electric Power Co Inc/The	3,739,219	65,592,410
		112,555,342
Gas Utilities - 0.1%
Osaka Gas Co Ltd	1,285,065	46,289,428
Tokyo Gas Co Ltd	1,156,393	44,711,833
		91,001,261
TOTAL UTILITIES		203,556,603
TOTAL JAPAN		20,780,484,400
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)(f)	539,405	22,908,581
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)(f)	867,251	14,576,433
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	434,020	36,570,020
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	1,681,835	125,221,622
ArcelorMittal SA rights (b)(c)	1,657,399	250,344
TOTAL MATERIALS		125,471,966
TOTAL LUXEMBOURG		176,618,419
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	7,775,766	33,886,823
Sands China Ltd	9,579,959	17,171,561

TOTAL MACAU		51,058,384
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	726,882	31,222,126
NETHERLANDS - 5.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	15,101,874	72,504,119
Entertainment - 0.1%
Universal Music Group NV	4,171,162	70,887,078
TOTAL COMMUNICATION SERVICES		143,391,197
Consumer Staples - 0.3%
Beverages - 0.2%
Heineken Holding NV Class A	474,131	37,614,645
Heineken NV	1,059,720	89,468,875
		127,083,520
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	3,478,724	123,847,819
Food Products - 0.0%
Magnum Ice Cream Co NV/The (b)	1,932,608	39,692,922
TOTAL CONSUMER STAPLES		290,624,261
Financials - 1.0%
Banks - 0.6%
ABN AMRO Bank NV depository receipt (f)	2,436,049	118,022,312
ABN AMRO Bank NV rights (b)(c)	2,410,834	1,904,207
ING Groep NV	11,337,080	401,338,622
		521,265,141
Capital Markets - 0.0%
Euronext NV (e)	306,845	58,131,418
Financial Services - 0.2%
Adyen NV (b)(e)(f)	106,261	128,710,164
EXOR NV	348,431	29,605,270
		158,315,434
Insurance - 0.2%
ASR Nederland NV	618,819	52,126,593
NN Group NV	1,037,707	93,776,119
		145,902,712
TOTAL FINANCIALS		883,614,705
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	3,102,496	82,608,180
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	894,494	73,586,422
Information Technology - 3.4%
Semiconductors & Semiconductor Equipment - 3.2%
ASM International NV	184,902	173,536,518
ASML Holding NV	1,531,497	2,597,470,301
BE Semiconductor Industries NV	280,155	63,618,445
		2,834,625,264
Software - 0.2%
Nebius Group NV Class A (b)(d)	796,960	164,428,787
TOTAL INFORMATION TECHNOLOGY		2,999,054,051
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	607,384	43,456,296
TOTAL NETHERLANDS		4,516,335,112
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	3,558,558	30,360,168
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Fisher & Paykel Healthcare Corp Ltd	2,317,291	60,873,520
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	6,707,455	35,120,922
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)(d)	639,655	37,985,683
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd (d)	3,696,280	19,135,411
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	5,225,240	17,096,068
TOTAL UTILITIES		36,231,479
TOTAL NEW ZEALAND		200,571,772
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (e)(f)	3,011,904	13,581,999
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	2,429,569	35,648,847
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	1,716,408	37,731,125
Orkla ASA	2,818,912	28,753,027
Salmar ASA	267,508	16,290,253
TOTAL CONSUMER STAPLES		82,774,405
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	1,246,868	47,706,254
Equinor ASA	2,594,092	111,262,006
Var Energi ASA	3,693,725	19,635,299
TOTAL ENERGY		178,603,559
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	3,126,402	106,736,828
Insurance - 0.0%
Gjensidige Forsikring ASA	789,137	23,934,868
TOTAL FINANCIALS		130,671,696
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	1,648,550	56,017,619
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	5,074,185	51,229,111
TOTAL NORWAY		534,945,237
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	986,422	17,839,771
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	1,117,342	23,361,275
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	1,540,359	38,550,770
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	32,127,744	41,758,821
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	11,556,103	62,792,754
TOTAL PORTUGAL		166,463,620
SINGAPORE - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	29,012,805	103,453,999
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	1,469,719	166,783,712
Financials - 1.2%
Banks - 1.1%
DBS Group Holdings Ltd	8,135,105	495,363,958
Oversea-Chinese Banking Corp Ltd (d)	12,915,721	320,276,553
United Overseas Bank Ltd	4,759,325	155,611,318
		971,251,829
Capital Markets - 0.1%
Singapore Exchange Ltd	3,171,284	63,620,283
TOTAL FINANCIALS		1,034,872,112
Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	6,160,138	52,291,629
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	9,384,337	33,220,553
Industrial Conglomerates - 0.1%
Keppel Ltd (d)	5,567,040	50,804,550
Passenger Airlines - 0.0%
Singapore Airlines Ltd	5,916,178	31,603,217
TOTAL INDUSTRIALS		167,919,949
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	2,493,416	124,581,220
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	25,108,414	46,815,311
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	16,260,218	31,340,991
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore (d)	9,238,597	19,260,705
TOTAL REAL ESTATE		97,417,007
TOTAL SINGAPORE		1,695,027,999
SOUTH AFRICA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglo American PLC	4,183,361	237,156,673
SPAIN - 3.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (e)(f)	1,884,793	57,805,389
Telefonica SA	14,542,175	61,489,939
TOTAL COMMUNICATION SERVICES		119,295,328
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	1,660,261	112,506,968
Specialty Retail - 0.4%
Industria de Diseno Textil SA	4,304,027	289,322,532
TOTAL CONSUMER DISCRETIONARY		401,829,500
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Repsol SA	4,361,424	139,105,868
Financials - 2.1%
Banks - 2.1%
Banco Bilbao Vizcaya Argentaria SA	22,021,500	637,136,524
Banco de Sabadell SA	18,322,885	77,320,947
Banco Santander SA	56,308,973	824,014,998
Bankinter SA	2,482,643	48,057,093
CaixaBank SA	13,762,305	209,845,839
		1,796,375,401
Insurance - 0.0%
Mapfre SA	3,645,295	18,926,840
TOTAL FINANCIALS		1,815,302,241
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	720,964	85,502,188
Transportation Infrastructure - 0.1%
Aena SME SA (e)(f)	2,959,233	90,813,390
TOTAL INDUSTRIALS		176,315,578
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA	383,359	27,251,788
Utilities - 0.9%
Electric Utilities - 0.8%
Acciona SA	91,989	22,395,723
Endesa SA	1,233,107	60,300,480
Iberdrola SA	24,476,905	569,866,831
Redeia Corp SA	1,601,203	28,418,926
		680,981,960
Gas Utilities - 0.1%
Naturgy Energy Group SA	1,625,947	55,585,323
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renewables SA	1,254,369	19,902,787
TOTAL UTILITIES		756,470,070
TOTAL SPAIN		3,435,570,373
SWEDEN - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	9,308,876	42,327,255
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	2,028,191	35,928,396
TOTAL COMMUNICATION SERVICES		78,255,651
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(e)	432,345	37,584,423
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	1,662,477	30,370,864
TOTAL CONSUMER DISCRETIONARY		67,955,287
Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	2,222,065	65,123,871
Financials - 0.9%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	5,610,529	131,452,153
Svenska Handelsbanken AB A Shares	5,371,402	82,777,713
Swedbank AB A1 Shares	3,238,219	127,193,830
		341,423,696
Capital Markets - 0.1%
EQT AB	1,693,851	58,963,307
Financial Services - 0.4%
Industrivarden AB A Shares	417,847	23,711,437
Industrivarden AB C Shares	630,585	35,421,500
Investor AB B Shares	6,829,294	294,558,828
L E Lundbergforetagen AB B Shares	284,885	17,504,797
		371,196,562
TOTAL FINANCIALS		771,583,565
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	705,099	33,113,919
Industrials - 1.6%
Aerospace & Defense - 0.1%
Saab AB B Shares	1,263,827	83,518,569
Building Products - 0.2%
Assa Abloy AB B Shares	3,850,655	143,292,356
Nibe Industrier AB B Shares	5,627,845	25,119,980
		168,412,336
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	1,886,611	29,941,047
Construction & Engineering - 0.0%
Skanska AB B Shares	1,303,331	37,068,317
Industrial Conglomerates - 0.0%
Lifco AB B Shares	836,164	27,710,185
Machinery - 1.2%
Alfa Laval AB	1,141,593	68,512,386
Atlas Copco AB A Shares	9,936,509	213,256,641
Atlas Copco AB B Shares	5,850,027	108,966,690
Epiroc AB A Shares	2,437,895	67,175,854
Epiroc AB B Shares	1,500,027	35,238,923
Indutrade AB	1,078,122	28,411,770
Sandvik AB	4,083,233	163,603,097
SKF AB B Shares	1,346,015	39,069,309
Trelleborg AB B Shares	755,566	35,499,804
Volvo AB B Shares	6,127,172	221,008,520
		980,742,994
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	1,025,601	36,215,383
Beijer Ref AB B Shares (d)	1,708,570	24,725,042
		60,940,425
TOTAL INDUSTRIALS		1,388,333,873
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	10,428,982	105,623,090
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	8,191,900	85,352,068
TOTAL INFORMATION TECHNOLOGY		190,975,158
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	1,121,456	66,109,542
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	2,341,234	27,940,366
TOTAL MATERIALS		94,049,908
TOTAL SWEDEN		2,689,391,232
SWITZERLAND - 6.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	102,194	79,203,985
Consumer Discretionary - 0.6%
Specialty Retail - 0.0%
Avolta AG	363,277	20,501,882
Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA Series A	2,121,110	504,819,303
Swatch Group AG/The bearer shares	111,316	25,761,361
		530,580,664
TOTAL CONSUMER DISCRETIONARY		551,082,546
Consumer Staples - 1.2%
Food Products - 1.2%
Barry Callebaut AG	14,077	19,417,151
Chocoladefabriken Lindt & Spruengli AG	3,653	39,527,761
Chocoladefabriken Lindt & Spruengli AG participation certificates	393	43,853,034
Nestle SA	10,166,040	988,895,948
TOTAL CONSUMER STAPLES		1,091,693,894
Financials - 1.7%
Banks - 0.0%
Banque Cantonale Vaudoise	110,357	17,706,814
Capital Markets - 1.0%
Julius Baer Group Ltd	812,807	75,473,767
Partners Group Holding AG	84,279	76,402,117
UBS Group AG	12,286,414	673,028,282
		824,904,166
Insurance - 0.7%
Helvetia Baloise Holding AG	304,004	80,631,480
Swiss Life Holding AG	107,526	122,244,565
Zurich Insurance Group AG	581,763	425,725,787
		628,601,832
TOTAL FINANCIALS		1,471,212,812
Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	194,094	55,753,853
Straumann Holding AG	440,406	51,158,685
		106,912,538
Life Sciences Tools & Services - 0.2%
Lonza Group AG	277,098	197,655,356
Pharmaceuticals - 0.4%
Galderma Group AG	727,457	150,839,833
Sandoz Group AG	1,649,267	138,576,377
		289,416,210
TOTAL HEALTH CARE		593,984,104
Industrials - 1.1%
Building Products - 0.1%
Belimo Holding AG	38,825	41,065,597
Geberit AG	127,153	89,692,139
		130,757,736
Electrical Equipment - 0.7%
ABB Ltd	6,114,496	598,765,206
Machinery - 0.2%
Schindler Holding AG	79,169	25,170,326
Schindler Holding AG participation certificate	157,873	51,364,630
VAT Group AG (e)(f)	106,532	78,994,595
		155,529,551
Marine Transportation - 0.0%
Kuehne + Nagel International AG	190,579	50,877,649
Professional Services - 0.1%
SGS SA	668,875	76,754,927
TOTAL INDUSTRIALS		1,012,685,069
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	570,958	56,082,223
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	650,470	72,244,666
EMS-Chemie Holding AG	27,685	27,056,535
Givaudan SA	36,432	147,918,382
Sika AG	601,535	142,681,463
TOTAL MATERIALS		389,901,046
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	316,570	48,913,952
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	78,120	12,099,491
TOTAL SWITZERLAND		5,306,859,122
UNITED KINGDOM - 10.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	22,614,117	62,908,290
Media - 0.1%
Informa PLC	4,969,752	60,700,402
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	70,415,574	112,862,959
TOTAL COMMUNICATION SERVICES		236,471,651
Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Next PLC	448,519	94,656,010
Diversified Consumer Services - 0.0%
Pearson PLC	1,838,229	30,483,821
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	6,709,358	205,641,823
Specialty Retail - 0.0%
Kingfisher PLC	6,564,511	27,747,087
TOTAL CONSUMER DISCRETIONARY		358,528,741
Consumer Staples - 2.0%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC (d)	786,951	85,006,447
Diageo PLC	8,785,332	201,973,643
		286,980,090
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	6,565,624	29,678,459
Marks & Spencer Group PLC	8,155,424	43,234,698
Tesco PLC	24,733,491	153,122,896
		226,036,053
Food Products - 0.0%
Associated British Foods PLC (d)	1,110,737	30,635,183
Household Products - 0.2%
Reckitt Benckiser Group PLC	2,505,704	173,047,439
Personal Care Products - 0.6%
Unilever PLC	8,499,971	547,223,771
Tobacco - 0.6%
British American Tobacco PLC	7,896,897	438,781,563
Imperial Brands PLC	2,875,464	98,246,104
		537,027,667
TOTAL CONSUMER STAPLES		1,800,950,203
Financials - 3.8%
Banks - 3.0%
Barclays PLC	53,292,819	353,438,151
HSBC Holdings PLC	67,800,400	1,388,785,630
Lloyds Banking Group PLC	229,540,409	338,418,753
NatWest Group PLC	31,420,766	285,695,273
Standard Chartered PLC	6,916,088	200,858,223
		2,567,196,030
Capital Markets - 0.4%
3i Group PLC	3,789,921	143,427,201
London Stock Exchange Group PLC	1,734,028	210,178,946
Schroders PLC	3,177,690	25,145,696
		378,751,843
Financial Services - 0.1%
M&G PLC	8,795,965	41,834,049
Wise Group PLC Class A (United Kingdom)	2,831,470	37,269,139
		79,103,188
Insurance - 0.3%
Admiral Group PLC	1,027,288	56,013,084
Aviva PLC	11,842,714	117,206,393
Legal & General Group PLC	20,187,783	79,207,264
Standard Life PLC	2,780,544	35,415,788
		287,842,529
TOTAL FINANCIALS		3,312,893,590
Health Care - 1.6%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	2,988,555	42,741,761
Pharmaceuticals - 1.6%
Astrazeneca PLC	5,966,806	967,777,149
GSK PLC	15,961,673	401,429,430
		1,369,206,579
TOTAL HEALTH CARE		1,411,948,340
Industrials - 1.9%
Aerospace & Defense - 1.2%
BAE Systems PLC	11,560,759	317,177,459
Melrose Industries PLC	4,917,014	34,325,478
Rolls-Royce Holdings PLC	32,923,699	669,146,796
		1,020,649,733
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	9,966,887	46,858,686
Verisure PLC (b)	999,523	10,332,864
		57,191,550
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	10,578,273	94,455,564
Smiths Group PLC	1,176,113	41,625,697
		136,081,261
Machinery - 0.0%
Spirax Group PLC	291,294	28,063,410
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	4,548,989	26,472,229
Professional Services - 0.3%
Intertek Group PLC	607,362	48,102,919
RELX PLC	6,911,321	247,986,826
		296,089,745
Trading Companies & Distributors - 0.1%
Bunzl PLC	1,279,537	48,406,932
Diploma PLC	529,970	52,637,415
		101,044,347
TOTAL INDUSTRIALS		1,665,592,275
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,460,501	71,876,512
Software - 0.0%
Sage Group PLC/The	3,568,035	52,794,787
TOTAL INFORMATION TECHNOLOGY		124,671,299
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	2,939,696	27,100,745
Industrial REITs - 0.1%
Segro PLC	4,808,433	62,626,282
TOTAL REAL ESTATE		89,727,027
Utilities - 0.7%
Electric Utilities - 0.2%
SSE PLC	4,783,685	157,251,949
Multi-Utilities - 0.4%
Centrica PLC	18,226,755	38,379,531
National Grid PLC	19,633,087	309,731,118
		348,110,649
Water Utilities - 0.1%
Severn Trent PLC	1,071,729	45,685,985
United Utilities Group PLC	2,931,081	56,833,807
		102,519,792
TOTAL UTILITIES		607,882,390
TOTAL UNITED KINGDOM		9,608,665,516
UNITED STATES - 7.3%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (b)	579,297	314,917,435
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Stellantis NV (Italy) (b)(d)	8,002,795	44,205,447
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	557,045	90,603,369
TOTAL CONSUMER DISCRETIONARY		134,808,816
Energy - 1.7%
Energy Equipment & Services - 0.0%
Tenaris SA	1,268,921	35,417,295
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	61,958,212	443,174,241
Shell PLC	21,948,967	1,005,618,777
Shell PLC rights (b)(c)	21,832,164	8,527,643
		1,457,320,661
TOTAL ENERGY		1,492,737,956
Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	4,810,427	44,320,195
Swiss Re AG	1,178,805	204,962,013
TOTAL FINANCIALS		249,282,208
Health Care - 3.5%
Health Care Equipment & Supplies - 0.2%
Alcon AG	1,922,346	139,262,178
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	813,098	35,166,744
Pharmaceuticals - 3.3%
Haleon PLC	34,756,558	173,124,347
Novartis AG	7,225,786	1,099,052,105
Roche Holding AG	2,767,537	1,207,876,605
Roche Holding AG bearer shares	120,305	53,637,560
Sanofi SA	4,311,356	383,318,562
		2,917,009,179
TOTAL HEALTH CARE		3,091,438,101
Industrials - 1.3%
Construction & Engineering - 0.1%
Ferrovial NV	1,871,070	109,536,404
Electrical Equipment - 0.8%
Schneider Electric SE	2,168,828	742,347,915
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	9,491	30,705,330
AP Moller - Maersk A/S Series B	13,070	43,746,405
		74,451,735
Professional Services - 0.2%
Experian PLC	3,504,010	142,640,745
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	618,045	90,197,487
TOTAL INDUSTRIALS		1,159,174,286
Materials - 0.0%
Construction Materials - 0.0%
Buzzi SpA	285,017	13,593,385
TOTAL UNITED STATES		6,455,952,187
TOTAL COMMON STOCKS (Cost $55,239,431,757)		87,073,449,810

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
FRANCE - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Air Liquide SA	863,232	169,818,814
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Dr Ing hc F Porsche AG (f)	431,339	22,751,401
Porsche Automobil Holding SE	604,184	19,887,835
Volkswagen AG non-voting shares	813,614	72,863,130
TOTAL CONSUMER DISCRETIONARY		115,502,366
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA non-voting shares	597,377	52,762,883
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	99,714	28,863,041
TOTAL GERMANY		197,128,290
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $329,044,345)		366,947,104

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/12/2026 (h) (Cost $40,665,921)	3.75	40,970,000	40,663,700

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	569,133,004	569,246,830
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	354,760,028	354,795,504
TOTAL MONEY MARKET FUNDS (Cost $924,028,059)			924,042,334

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $56,533,170,082)	88,405,102,948
NET OTHER ASSETS (LIABILITIES) - 0.0%	42,999,061
NET ASSETS - 100.0%	88,448,102,009

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	6,338	9/2026	1,023,206,720	25,594,206

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $757,794,528 or 0.9% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $802,852,400 or 0.9% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,153,801.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	922,275,459	4,308,196,695	4,661,200,536	14,581,601	(39,063)	14,275	569,246,830	569,133,004
Fidelity Securities Lending Cash Central Fund	586,142,425	1,669,055,997	1,900,402,918	4,354,846	-	-	354,795,504	354,760,028
	1,508,417,884	5,977,252,692	6,561,603,454	18,936,447	(39,063)	14,275	924,042,334

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,402,167,894	862,655,132	2,539,512,762	-
Consumer Discretionary	7,217,551,565	1,496,455,062	5,721,096,503	-
Consumer Staples	5,681,987,814	1,038,609,642	4,643,378,172	-
Energy	3,269,798,167	930,011,432	2,339,786,735	-
Financials	23,083,784,044	8,156,210,023	14,927,574,021	-
Health Care	8,849,595,862	3,657,926,853	5,191,669,009	-
Industrials	16,595,351,316	3,641,692,855	12,953,658,461	-
Information Technology	9,120,169,658	1,058,021,538	8,062,148,120	-
Materials	5,298,684,065	1,653,611,162	3,645,072,903	-
Real Estate	1,304,913,531	808,401,389	496,512,142	-
Utilities	3,249,445,894	1,048,962,185	2,200,483,709	-

Non-Convertible Preferred Stocks
Consumer Discretionary	115,502,366	22,751,401	92,750,965	-
Consumer Staples	52,762,883	52,762,883	-	-
Health Care	28,863,041	28,863,041	-	-
Materials	169,818,814	-	169,818,814	-

U.S. Treasury Obligations	40,663,700	-	40,663,700	-

Money Market Funds	924,042,334	924,042,334	-	-
Total Investments in Securities:	88,405,102,948	25,380,976,932	63,024,126,016	-
Derivative Instruments:

Assets
Futures Contracts	25,594,206	25,594,206	-	-
Total Assets	25,594,206	25,594,206	-	-
Total Derivative Instruments:	25,594,206	25,594,206	-	-
Fidelity® International Index Fund
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$87,481,060,614
Investments in securities, at value - affiliated issuers	924,042,334
Foreign currency held at value	32,919,117
Receivable for investments sold	1,187,826,704
Receivable for fund shares sold	80,441,161
Dividends receivable	146,425,794
Reclaims receivable	241,995,915
Distributions receivable from affiliated funds	2,539,707
Other receivables	829,949
Total assets	90,098,081,295
Liabilities
Payable for investments purchased	1,193,770,537
Payable for investments purchased, delayed delivery	10,682,195
Payable for fund shares redeemed	83,528,855
Accrued management fee	2,581,461
Payable for variation margin on futures contracts	2,821,037
Other payables and accrued expenses	1,796,065
Collateral on securities loaned	354,799,136
Total liabilities	1,649,979,286
Net Assets	$88,448,102,009
Net assets consist of:
Paid in capital	60,984,720,517
Total accumulated earnings (loss)	27,463,381,492
Net Assets	$88,448,102,009

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($88,448,102,009/1,278,071,237 shares)	$69.20

Other Information
Unaffiliated issuers, cost	55,609,142,023
Affiliated issuers, cost	924,028,059
Foreign currency holdings, cost	32,989,591
Securities loaned, market value	594,665,492
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$1,648,246,831
Dividends - affiliated issuers	18,936,447
Security lending income - unaffiliated issuers	464,135
Interest	956,122
Total investment income	1,668,603,535
Foreign taxes withheld	(111,699,095)
Total investment income net of foreign taxes	1,556,904,440
Expenses
Management fee	14,379,168
Independent trustees' fees and expenses	114,157
Total expenses	14,493,325
Expense reductions	(715)
Total expenses after reductions	14,492,610
Net investment income (loss)	1,542,411,830
Net realized gain (loss)
Investments - unaffiliated issuers	(335,825,806)
Investments - affiliated issuers	(39,063)
Redemptions in-kind	157,706,886
Foreign currency transactions	(7,320,335)
Futures contracts	114,890,513
Net realized gain (loss)	(70,587,805)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	1,607,299,326
Investments - affiliated issuers	14,275
Assets and liabilities in foreign currencies	(9,066,744)
Futures contracts	(55,712,511)
Total change in net unrealized appreciation (depreciation)	1,542,534,346
Net gain (loss)	1,471,946,541
Net increase (decrease) in net assets resulting from operations	$3,014,358,371
Other Information
Income from securities lending - Affiliated Issuers	4,354,846

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,542,411,830	$1,892,618,239
Net realized gain (loss)	(70,587,805)	602,757,383
Change in net unrealized appreciation (depreciation)	1,542,534,346	17,837,808,988
Net increase (decrease) in net assets resulting from operations	$3,014,358,371	$20,333,184,610
Distributions to shareholders
Distributions to shareholders	-	(2,264,600,003)
Total distributions	-	(2,264,600,003)
Net increase (decrease) in net assets resulting from share transactions	2,316,813,058	9,101,310,994
Total increase (decrease) in net assets	5,331,171,429	27,169,895,601
Net Assets
Beginning of period	83,116,930,580	55,947,034,979
End of period	$88,448,102,009	$83,116,930,580
Financial Highlights
Fidelity® International Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$66.88	$51.37	$48.47	$43.39	$45.94	$46.08
Income from Investment Operations
Net investment income (loss) B, C	1.22	1.64	1.49	1.39	1.33	1.36
Net realized and unrealized gain (loss)	1.10	15.79	2.97	5.01	(2.78)	.01
Total from investment operations	2.32	17.43	4.46	6.40	(1.45)	1.37
Distributions
Distributions from net investment income	-	(1.92)	(1.56)	(1.32)	(1.10)	(1.51)
Total distributions	-	(1.92)	(1.56)	(1.32)	(1.10)	(1.51)
Net asset value, end of period	$69.20	$66.88	$51.37	$48.47	$43.39	$45.94
Total Return D, E	3.47%	34.33%	9.47%	14.97%	(3.07)%	2.81%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.03% H	.04%	.04%	.04%	.04%	.04%
Ratio of expenses to average net assets net of fee waivers, if any	.03% H	.04%	.04%	.04%	.04%	.04%
Ratio of expenses to average net assets net of all reductions, if any	.03% H	.04%	.04%	.04%	.04%	.04%
Ratio of net investment income (loss) to average net assets	3.67% H	2.81%	2.96%	3.06%	3.19%	2.76%
Net assets, end of period	$88,448,102,009	$83,116,930,580	$55,947,034,979	$48,338,432,747	$39,134,787,821	$39,283,050,753
Portfolio turnover rate J	6% H, I	4% I	4% I	3% I	4% I	2%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Total Market Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (c)	43,393	528,093
Information Technology - 0.0%
Software - 0.0%
Big Digital Energy Inc (c)	7,014	46,362
TOTAL AUSTRALIA		574,455
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	193,540	4,805,598
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	224,081	2,408,870
Liberty Global Ltd Class C (c)	357,899	3,754,361

TOTAL BELGIUM		6,163,231
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd (c)	14,367	101,574
RenaissanceRe Holdings Ltd	81,304	26,638,443

TOTAL BERMUDA		26,740,017
CANADA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	17,065	48,635
Financials - 0.0%
Insurance - 0.0%
Kingsway Corp (c)	42,276	435,866
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc rights (c)(d)	10,677	0
TuHURA Biosciences Inc (b)(c)	76,271	162,457
		162,457
Health Care Providers & Services - 0.0%
ZeroStack Corp (b)(c)	1,489	7,862
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (c)	1,742	19,458
TOTAL HEALTH CARE		189,777
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	356,651	30,165,542
Electrical Equipment - 0.0%
Bimergen Energy Corp (c)	7,445	21,591
TOTAL INDUSTRIALS		30,187,133
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (c)	52,630	25,367
Metals & Mining - 0.0%
McEwen Inc (b)(c)	95,844	1,932,215
US Goldmining Inc (b)(c)	5,185	46,406
		1,978,621
TOTAL MATERIALS		2,003,988
TOTAL CANADA		32,865,399
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ACM Research Inc Class A (c)	108,731	7,917,792
indie Semiconductor Inc Class A (b)(c)	416,551	1,547,487
		9,465,279
Software - 0.0%
T3 Defense Inc (b)(c)	392	4,633
TOTAL CHINA		9,469,912
CZECH REPUBLIC - 0.0%
Information Technology - 0.0%
Software - 0.0%
AiRWA Inc (c)	75	62
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	105,668	659,369
Paper & Forest Products - 0.0%
Mercer International Inc (b)(c)	79,724	31,108
TOTAL GERMANY		690,477
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (c)	1,123,293	3,212,618
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (c)	10,467	13,712
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (c)	90,305	794,684
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		808,396
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Enhanced Group Inc Class A (c)	131,639	211,939
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	15,122	24,649
Financials - 0.0%
Financial Services - 0.0%
Triller Group Inc (c)	33,018	31,588
TOTAL HONG KONG		268,176
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (c)	75,370	704,709
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	27,535	2,453,644
TOTAL IRELAND		3,158,353
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (c)	318,738	2,718,835
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	37,071	0
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	237,790	8,619,888
TOTAL JAPAN		8,619,888
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	7,662	43,136
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (c)	35,217	371,187
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (c)	2,532,051	40,664,739
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (c)	49,717	561,802
TOTAL KOREA (SOUTH)		41,597,728
MEXICO - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Dauch Corp (c)	450,299	2,818,872
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (c)	130,403	6,348,018
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	482,368	108,359,148
TOTAL NETHERLANDS		114,707,166
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (c)	118,395	5,768,204
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	31,938	263,489
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	53,158	457,690
Liberty Latin America Ltd Class C (c)	246,438	2,107,045
TOTAL COMMUNICATION SERVICES		2,564,735
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	293,650	8,186,962
Ofg Bancorp	81,031	4,217,663
Popular Inc	122,931	20,675,765
		33,080,390
Financial Services - 0.0%
EVERTEC Inc	119,617	3,544,252
TOTAL FINANCIALS		36,624,642
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	83,725	1,981,771
TOTAL PUERTO RICO		41,171,148
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	99,595	7,973,576
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	131,539	15,943,842
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	7,197	5,758
TOTAL SWEDEN		15,949,600
SWITZERLAND - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	242,877	6,545,535
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	184,136	10,492,069
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	557,739	114,475,930
TOTAL SWITZERLAND		131,513,534
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (c)	70,106	1,693,761
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (c)	68,478	28,276,621
TOTAL THAILAND		29,970,382
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	761,884	59,541,235
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (c)(d)	1,612	0
F-star Therapeutics Inc rights (c)(d)	1,612	0
Zura Bio Ltd Class A (c)	132,296	732,920
		732,920
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)(c)	43,207	25,449
TOTAL HEALTH CARE		758,369
Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 6/26/2028 (c)	95,205	124
Machinery - 0.0%
Luxfer Holdings PLC	48,969	841,287
TOTAL INDUSTRIALS		841,411
TOTAL UNITED KINGDOM		61,141,015
UNITED STATES - 99.6%
Communication Services - 8.9%
Diversified Telecommunication Services - 0.8%
Anterix Inc (c)	35,591	3,234,866
AST SpaceMobile Inc Class A (b)(c)	495,997	29,313,423
AT&T Inc	13,281,663	343,862,256
Atn International Inc	19,348	583,729
Bandwidth Inc Class A (c)	57,174	2,768,937
Cogent Communications Holdings Inc	90,260	861,080
Comcast Corp Class A	6,811,850	181,331,447
Elauwit Connection Inc	679	4,997
GCI LLC Class A (c)	2,809	75,000
GCI LLC Class C (c)	66,866	1,740,522
Globalstar Inc (c)	97,986	7,990,758
IDT Corp Class B	38,715	2,641,137
iQSTEL Inc	5,459	5,329
Iridium Communications Inc	203,023	9,538,021
Lumen Technologies Inc (c)	1,820,092	11,375,575
NextPlat Corp (c)	4,118	39,862
Shenandoah Telecommunications Co	85,141	1,053,194
Space Exploration Technologies Corp Class A (b)	1,128,634	162,173,419
Uniti Group Inc (c)	346,661	3,438,877
Verizon Communications Inc	7,980,782	399,198,717
		1,161,231,146
Entertainment - 1.1%
AMC Entertainment Holdings Inc Class A (b)(c)	1,443,403	3,810,584
Angel Studios Inc Class A (c)	181,179	762,764
Atlanta Braves Holdings Inc Class A (c)	50,273	2,765,517
Atlanta Braves Holdings Inc Class C (c)	58,746	2,912,627
Cinemark Holdings Inc	195,405	6,958,372
Cineverse Corp (c)	26,132	62,194
CuriosityStream Inc Class A	60,446	161,995
Dolphin Entertainment Inc (c)	3,621	3,983
Firy Inc Class A (b)(c)	21,002	207,710
Freecast Inc Class A (b)	24,003	30,724
Gaia Inc Class A (c)	29,752	46,413
Kartoon Studios Inc (c)	63,410	40,031
Liberty Live Holdings Inc Class A	35,019	3,483,690
Liberty Live Holdings Inc Class C	100,337	10,386,886
Liberty Media Corp-Liberty Formula One Class A (c)	56,774	5,226,614
Liberty Media Corp-Liberty Formula One Class C (c)	417,512	41,730,325
Lionsgate Studios Corp (c)	436,713	4,947,958
Live Nation Entertainment Inc (c)	302,796	54,469,972
LiveOne Inc (c)	19,592	75,821
Madison Square Garden Entertainment Corp Class A (c)	76,878	5,972,652
Madison Square Garden Sports Corp Class A (c)	34,237	13,172,001
Marcus Corp/The	44,153	1,255,270
Meridian Holdings Inc (c)	5,037	70,115
Motorsport Games Inc Class A (c)	551	2,138
Netflix Inc (c)	8,049,072	652,377,286
Nomadar Corp Class A	8,284	17,396
Playstudios Inc Class A (c)	194,373	100,044
Playtika Holding Corp	110,663	251,205
PodcastOne Inc (c)	7,610	21,194
Reading International Inc Class A (c)	26,961	57,427
Reading International Inc Class B (c)	2,927	44,198
Reservoir Media Inc (c)	63,590	614,279
ROBLOX Corp Class A (c)	1,284,999	53,057,609
Roku Inc Class A (c)	250,403	39,295,743
Snail Inc Class A (c)	2,731	7,920
Sphere Entertainment Co Class A (b)(c)	51,072	6,961,114
Starz Entertainment Corp (c)	24,861	658,195
Stubhub Holdings Inc Class A (c)	127,422	812,952
Take-Two Interactive Software Inc (c)	332,504	73,051,129
TKO Group Holdings Inc Class A	120,363	21,979,487
Vivid Seats Inc Class A (b)(c)	12,821	75,131
Walt Disney Co/The	3,319,485	357,010,612
Warner Bros Discovery Inc (c)	4,736,340	135,127,780
Warner Music Group Corp Class A	278,591	7,859,052
		1,507,936,109
Interactive Media & Services - 6.6%
Alphabet Inc Class A	11,215,298	3,805,911,377
Alphabet Inc Class C	9,027,224	3,027,821,202
Angi Inc Class A (c)	67,959	316,009
Bumble Inc Class A (c)	188,999	517,857
BuzzFeed Inc Class A (c)	31,719	37,746
Cargurus Inc Class A (c)	144,564	5,155,152
Cars.com Inc (c)	108,539	1,269,906
DHI Group Inc (c)	63,221	271,218
EverQuote Inc Class A (b)(c)	51,221	1,303,062
fuboTV Inc Class A (b)(c)	57,050	600,737
Getty Images Holdings Inc Class A (b)(c)	74,223	18,044
Giftify Inc (c)	17,055	13,900
Grindr Inc Class A (b)(c)	82,292	1,273,880
IZEA Worldwide Inc (c)	22,962	69,804
Match Group Inc	445,253	18,099,534
MediaAlpha Inc Class A (c)	61,637	777,859
Meta Platforms Inc Class A	4,197,766	2,402,549,393
Nextdoor Holdings Inc Class A (c)	461,456	1,038,276
Paradium AI Inc (c)	24,489	23,754
People Inc Class A (c)	119,876	4,588,853
Pinterest Inc Class A (c)	920,910	19,992,956
PSQ Holdings Inc Class A (b)(c)	4,555	24,870
QuinStreet Inc (c)	108,843	2,115,908
Reddit Inc Class A (c)	249,418	36,866,476
RUM Group Inc Class A (b)(c)	210,519	1,886,250
Shutterstock Inc	47,050	260,657
Snap Inc Class A (c)	2,064,575	11,458,391
System1 Inc Class A (c)	3,635	8,142
Teads Holding Co (c)	47,062	23,625
Travelzoo (b)(c)	14,912	96,630
TripAdvisor Inc Class A (b)(c)	221,073	2,104,615
Trump Media & Technology Group Corp (b)(c)	304,821	2,978,101
Yelp Inc Class A (c)	101,015	2,257,685
Zedge Inc Class B	19,712	59,924
Ziff Davis Inc (b)(c)	71,037	3,917,691
ZipRecruiter Inc Class A (c)	127,004	541,037
ZoomInfo Technologies Inc (c)	515,463	2,185,563
		9,358,436,084
Media - 0.3%
Advantage Solutions Inc Class A (c)	9,261	305,335
AMC Global Media Inc Class A (b)(c)	58,582	737,547
AppLovin Corp Class A (c)	514,402	160,524,289
Beasley Broadcast Group Inc Class A (c)	1,041	20,164
Bloomia Holdings Inc (c)	2,977	9,973
Boston Omaha Corp (c)	42,639	587,992
Cable One Inc (b)(c)	8,734	239,137
Cardlytics Inc (c)	9,352	37,689
Charter Communications Inc Class A (b)(c)	220,132	33,556,922
Clear Channel Outdoor Holdings Inc (c)	599,155	1,419,997
comScore Inc (c)	7,182	37,706
Creative Realities Inc (c)	9,564	26,110
DoubleVerify Holdings Inc (c)	248,472	3,329,525
EchoStar Corp Class A (c)	260,276	22,498,257
Entravision Communications Corp Class A	124,000	990,760
Eva Live Inc (c)	12,143	27,929
EW Scripps Co/The Class A (c)	131,808	436,284
Fluent Inc (c)	22,432	77,166
Fox Corp Class A	430,277	28,979,156
Fox Corp Class B	211,031	12,708,287
Gray Media Inc	159,375	777,750
Gray Media Inc Class A	9,191	53,400
Harte Hanks Inc (c)	10,638	45,850
Ibotta Inc Class A (b)(c)	24,282	903,533
iHeartMedia Inc Class A (c)	229,097	623,144
John Wiley & Sons Inc Class A	76,767	4,021,823
Lee Enterprises Inc (b)(c)	13,343	106,744
LQR House Inc (b)(c)	148	244
Magnite Inc (c)	273,878	6,433,394
Marchex Inc Class B (c)	68,352	123,717
Mediaco Holding Inc Class A (c)	4,718	5,143
MNTN Inc Class A (c)	33,536	440,998
National CineMedia Inc	172,027	433,508
New York Times Co/The Class A	308,259	20,736,583
News Corp Class A	765,218	23,499,845
News Corp Class B	171,927	5,916,008
Nexstar Media Group Inc	54,688	9,960,325
NIQ Global Intelligence Plc (b)(c)	94,454	1,800,293
Omnicom Group Inc	544,631	47,671,552
Optimum Communications Inc Class A (c)	311,397	302,865
Paramount Skydance Corp Class B (b)	601,171	6,558,776
PubMatic Inc Class A (c)	68,962	1,146,838
Saga Communications Inc Class A	8,942	78,779
Scholastic Corp	30,778	1,181,875
Sinclair Inc Class A	77,800	1,096,980
Sirius XM Holdings Inc (b)	360,035	10,142,186
Stagwell Inc Class A (b)(c)	205,822	1,786,535
Stran & Co Inc (c)	11,291	19,533
TechTarget Inc (b)(c)	62,201	240,718
TEN Holdings Inc (b)(c)	6,349	57,712
Townsquare Media Inc Class A	27,280	157,951
Trade Desk Inc (The) Class A (c)	816,301	11,199,650
Urban One Inc Class A (b)(c)	1,095	5,245
Urban One Inc Class D (c)	3,819	16,040
USA TODAY Co Inc (c)	239,943	1,509,241
Versant Media Group Inc Class A	269,327	11,074,726
		436,679,729
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	27,276	999,938
Gogo Inc (c)	152,360	383,947
Spok Holdings Inc	41,047	431,404
SurgePays Inc (c)	23,754	3,967
T-Mobile US Inc	889,866	160,567,422
Telephone and Data Systems Inc	185,221	6,238,243
		168,624,921
TOTAL COMMUNICATION SERVICES		12,632,907,989
Consumer Discretionary - 9.1%
Automobile Components - 0.1%
Adient PLC (c)	149,996	2,845,424
Aptiv PLC (c)	404,185	18,091,321
BorgWarner Inc	392,230	25,165,477
Cooper-Standard Holdings Inc (c)	33,021	884,302
Dana Inc	207,399	6,217,822
Dorman Products Inc (c)	52,358	6,746,328
Fox Factory Holding Corp (c)	80,495	1,644,513
Gentex Corp	410,526	9,183,467
Gentherm Inc (c)	58,190	2,286,285
Goodyear Tire & Rubber Co/The (c)	553,528	3,470,621
Holley Inc Class A (c)	100,928	288,654
Kodiak AI Inc (b)(c)	200,443	757,675
LCI Industries	46,218	4,650,917
Lear Corp	95,686	11,959,793
Motorcar Parts of America Inc (c)	34,601	402,064
Patrick Industries Inc	62,489	5,106,601
Phinia Inc	71,479	4,892,023
QuantumScape Corp Class A (b)(c)	918,175	5,132,598
Solid Power Inc (b)(c)	358,227	834,669
Standard Motor Products Inc	40,276	1,519,211
Stoneridge Inc (c)	55,582	384,627
Strattec Security Corp (c)	7,853	550,809
Sypris Solutions Inc (c)	27,158	49,428
Versigent PLC	135,946	6,443,840
Visteon Corp	51,197	5,212,879
Worksport Ltd (b)(c)	4,672	2,849
XPEL Inc (c)	47,463	2,338,027
		127,062,224
Automobiles - 1.6%
Aptera Motors Corp Class B (b)	22,790	54,012
Azio AI Holdings Inc (b)(c)	20,399	25,703
Cenntro Inc (c)	392	1,635
Empery Digital Inc (b)(c)	84,114	270,847
FabricAI Inc (c)	264	692
Faraday Future Intelligent Electric Inc Class A (b)(c)	3,372	7,621
FLY-E Group Inc (c)	2,368	3,220
Ford Motor Co	7,487,270	104,372,544
General Motors Co	1,723,068	148,735,230
Harley-Davidson Inc (b)	200,217	5,525,989
Livewire Group Inc (b)(c)	45,327	55,299
Lucid Group Inc (b)(c)	361,014	1,750,918
Massimo Group (c)	13,445	13,437
Rivian Automotive Inc Class A (c)	1,832,231	29,425,630
Tesla Inc (c)	5,381,574	1,980,150,153
Thor Industries Inc	100,383	7,629,108
Winnebago Industries Inc	52,646	1,584,118
Workhorse Group Inc (b)(c)	2,189	7,508
		2,279,613,664
Broadline Retail - 3.5%
1stdibs.Com Inc (c)	52,946	231,374
Amazon.com Inc (c)	18,711,515	4,860,690,252
Dillard's Inc Class A (b)	5,841	3,656,291
eBay Inc	849,255	87,948,848
Eightco Holdings Inc (b)(c)	682,725	522,694
Etsy Inc (c)	181,154	14,733,255
Groupon Inc (b)(c)	51,772	992,987
Kohl's Corp	213,740	3,808,847
Macy's Inc	504,396	11,076,536
Ollie's Bargain Outlet Holdings Inc (c)	115,508	8,711,613
Pattern Group Inc Class A	55,792	1,156,568
Savers Value Village Inc (b)(c)	107,959	1,115,216
		4,994,644,481
Distributors - 0.0%
AMCON Distributing Co	387	26,571
Educational Development Corp (c)	5,163	6,866
Genuine Parts Co	262,516	35,615,546
GigaCloud Technology Inc Class A (c)	50,488	2,450,183
Gold.com Inc	39,161	1,761,070
LKQ Corp	492,444	12,360,344
Pool Corp	61,023	11,382,010
Weyco Group Inc	13,247	593,068
		64,195,658
Diversified Consumer Services - 0.1%
ADT Inc	1,074,405	7,939,853
American Public Education Inc (c)	34,989	1,597,248
Beachbody Co Inc/The Class A (c)	6,762	39,558
Bright Horizons Family Solutions Inc (c)	100,080	7,423,934
Carriage Services Inc	30,311	1,019,965
Chegg Inc (c)	219,133	185,167
Coursera Inc (c)	421,936	2,751,023
Covista Inc (c)	64,746	8,567,838
Driven Brands Holdings Inc (c)	112,865	1,401,783
Duolingo Inc Class A (c)	76,696	11,378,619
Frontdoor Inc (c)	134,664	10,890,278
Graham Holdings Co Class B	6,364	7,184,256
Grand Canyon Education Inc (c)	50,633	7,500,266
H&R Block Inc	243,065	12,554,307
KinderCare Learning Cos Inc (b)(c)	67,003	168,848
Laureate Education Inc (c)	243,008	9,120,090
Legacy Education Inc (b)(c)	15,072	165,038
Lincoln Educational Services Corp (c)	55,585	1,398,519
Matthews International Corp Class A	57,624	1,196,850
McGraw Hill Inc (c)	47,189	619,592
Nerdy Inc Class A (b)(c)	9,785	97,948
Perdoceo Education Corp	112,434	3,737,306
Phoenix Education Partners Inc	8,713	253,635
Regis Corp (c)	4,120	113,218
Service Corp International/US	263,239	21,490,832
Strategic Education Inc	44,186	3,660,368
Stride Inc (c)	79,748	6,913,354
Universal Technical Institute Inc (b)(c)	96,321	2,035,263
WW International Inc (c)	18,404	307,163
XWELL Inc (c)	6,204	5,703
		131,717,822
Hotels, Restaurants & Leisure - 1.7%
Accel Entertainment Inc Class A (c)	105,265	1,225,285
Airbnb Inc Class A (c)	799,012	146,394,979
All In FutureTech Alliance Inc (b)(c)	7,716	23,302
Aramark	501,764	28,254,331
Ark Restaurants Corp (c)	4,947	27,209
Aureus Greenway Holdings Inc (c)	26,985	106,051
Bally's Corp (b)(c)	13,189	118,173
Biglari Holdings Inc Class A (c)	68	133,098
Biglari Holdings Inc Class B (c)	1,534	595,929
BJ's Restaurants Inc (c)	40,151	2,553,202
Black Rock Coffee Bar Inc Class A	41,064	392,161
Bloomin' Brands Inc (c)	150,867	1,553,930
Booking Holdings Inc	1,481,268	294,905,646
Boyd Gaming Corp	104,543	8,111,491
Brinker International Inc (c)	81,956	18,726,946
Caesars Entertainment Inc (c)	388,110	11,526,867
Canterbury Park Holding Corp	4,847	76,825
Carnival Corp Ltd	2,455,663	58,665,789
Cava Group Inc (c)	191,230	12,573,373
Century Casinos Inc (c)	44,159	55,640
Cheesecake Factory Inc/The	87,040	9,530,010
Chipotle Mexican Grill Inc (c)	2,450,454	93,190,766
Choice Hotels International Inc (b)	39,046	4,035,795
Churchill Downs Inc	127,075	11,116,521
Cracker Barrel Old Country Store Inc	43,491	2,402,443
Darden Restaurants Inc	219,036	46,930,653
Dave & Buster's Entertainment Inc (c)	51,394	461,004
Dine Brands Global Inc	27,611	913,372
Domino's Pizza Inc	58,435	19,988,276
DoorDash Inc Class A (c)	723,649	167,698,419
DraftKings Inc Class A (c)	947,270	23,009,188
Dutch Bros Inc Class A (c)	244,909	11,966,254
El Pollo Loco Holdings Inc (c)	48,142	735,128
Expedia Group Inc Class A	218,700	69,354,144
First Watch Restaurant Group Inc (c)	88,557	1,122,903
Flanigan's Enterprises Inc	1,637	76,726
Flutter Entertainment PLC (c)	332,406	33,300,433
Full House Resorts Inc (c)	64,501	130,937
GEN Restaurant Group Inc Class A (c)	7,552	14,424
Global Business Travel Group I Class A (c)	235,698	2,229,703
Good Times Restaurants Inc (c)	14,261	21,962
High Roller Technologies Inc (c)	9,255	56,918
Hilton Grand Vacations Inc (c)	115,197	4,885,505
Hilton Worldwide Holdings Inc	435,099	137,613,112
Hyatt Hotels Corp Class A	78,123	13,044,197
Inspired Entertainment Inc (c)	43,566	253,990
Jack in the Box Inc (b)(c)	35,499	586,088
Krispy Kreme Inc (b)(c)	172,083	588,524
Kura Sushi USA Inc Class A (c)	12,279	560,659
Las Vegas Sands Corp	570,028	24,972,927
Life Time Group Holdings Inc (c)	293,134	12,317,491
Lindblad Expeditions Holdings Inc (c)	86,079	2,286,258
Lucky Strike Entertainment Corp Class A (b)	32,243	203,131
Marriott International Inc/MD Class A1	418,286	142,953,423
Marriott Vacations Worldwide Corp	53,192	5,545,798
McDonald's Corp	1,357,704	357,809,312
MGM Resorts International (c)	366,997	15,178,996
Monarch Casino & Resort Inc	23,295	2,805,883
Nathan's Famous Inc	4,767	466,499
Navan Inc Class A (c)	72,575	2,109,030
Noodles & Co Class A (c)	7,892	113,329
Norwegian Cruise Line Holdings Ltd (c)	879,114	14,188,900
ONE Group Hospitality Inc/The (c)	43,446	72,989
Papa John's International Inc (b)	62,511	1,467,758
Penn Entertainment Inc (c)	244,562	4,086,631
Planet Fitness Inc Class A (c)	150,359	7,758,524
Portillo's Inc Class A (b)(c)	130,718	597,381
Pursuit Attractions and Hospitality Inc (c)	41,104	1,972,992
Rave Restaurant Group Inc (c)	25,594	80,365
Rci Hospitality Holdings Inc	14,782	430,600
Red Robin Gourmet Burgers Inc (b)(c)	34,047	310,849
Red Rock Resorts Inc Class A	90,356	5,074,393
Royal Caribbean Cruises Ltd	476,997	128,188,174
Rush Street Interactive Inc Class A (c)	197,864	5,096,977
Sabre Corp (c)	747,277	1,621,591
Serve Robotics Inc (b)(c)	121,057	589,548
Shake Shack Inc Class A (c)	76,691	5,283,243
Six Flags Entertainment Corp (b)(c)	194,337	2,924,772
Sports Entertainment Gaming Global Corp (b)(c)	3,377	9,320
Starbucks Corp	2,178,345	231,449,156
Sweetgreen Inc Class A (b)(c)	204,558	1,423,724
Target Hospitality Corp (c)	60,741	1,124,923
Texas Roadhouse Inc	125,452	24,538,411
Travel + Leisure Co	119,255	8,199,974
United Parks & Resorts Inc (b)(c)	46,228	1,849,582
Vail Resorts Inc (b)	68,048	9,316,452
Venu Holding Corp Class A (c)	85,198	163,580
Wendy's Co/The (b)	303,867	2,522,096
Wingstop Inc	51,821	5,673,363
Wyndham Hotels & Resorts Inc	142,885	10,524,909
Wynn Resorts Ltd	160,728	14,671,252
Xponential Fitness Inc Class A (b)(c)	59,724	325,496
Yum! Brands Inc	526,613	80,735,039
		2,380,873,322
Household Durables - 0.3%
Aterian Inc (c)	10,022	4,009
Aterian Inc rights (c)(d)	10,022	0
Bassett Furniture Industries Inc	14,838	278,954
Beazer Homes USA Inc (b)(c)	51,421	1,706,149
Cavco Industries Inc (c)	14,756	8,250,522
Century Communities Inc	49,050	3,313,328
Champion Homes Inc (c)	105,365	9,405,934
Cricut Inc Class A	91,337	538,888
DR Horton Inc	503,428	72,775,552
Dream Finders Homes Inc Class A (b)(c)	54,272	762,522
Emerson Radio Corp (c)	14,485	6,851
Ethan Allen Interiors Inc	45,890	1,085,299
Flexsteel Industries Inc	7,608	605,140
Garmin Ltd	313,217	88,988,082
Gopro Inc Class A (b)(c)	246,267	215,779
Green Brick Partners Inc (c)	58,674	4,237,436
Hamilton Beach Brands Holding Co Class A	11,813	371,046
Helen of Troy Ltd (c)	44,298	1,333,370
Hooker Furnishings Corp	18,813	246,450
Hovnanian Enterprises Inc Class A (c)	8,948	1,110,715
Installed Building Products Inc (b)	43,162	10,481,028
KB Home	120,298	6,411,883
Koss Corp (c)	11,422	39,292
La-Z-Boy Inc	77,303	2,445,867
Legacy Housing Corp (c)	19,449	547,100
Lennar Corp Class A	392,285	32,995,091
Lennar Corp Class B (b)	37,375	3,074,468
LGI Homes Inc (c)	39,200	2,192,848
Lifetime Brands Inc	22,503	212,653
Live Ventures Inc (c)	2,250	21,083
Lovesac Co/The (c)	26,406	411,802
M/I Homes Inc (c)	48,561	7,226,362
Meritage Homes Corp	128,591	8,928,073
Mohawk Industries Inc (c)	97,902	12,555,932
Newell Brands Inc	809,590	5,059,938
NVR Inc (c)	5,147	32,504,489
PulteGroup Inc	364,274	46,015,092
Purple Innovation Inc Class A (c)	4,020	16,040
SharkNinja Inc (c)	135,032	25,992,310
Smith Douglas Homes Corp Class A (b)(c)	15,622	188,714
Somnigroup International Inc	440,993	28,554,297
Sonos Inc (c)	226,807	3,538,189
Toll Brothers Inc	180,932	25,954,695
Traeger Inc (c)	2,334	130,821
Universal Electronics Inc	18,679	85,176
Whirlpool Corp (b)	123,779	5,055,134
XMAX Inc (b)(c)	121,282	1,087,900
Yunhong Green CTI Ltd (c)	251	717
		456,963,020
Leisure Products - 0.1%
Acushnet Holdings Corp	52,345	4,522,085
American Outdoor Brands Inc (c)	24,088	254,610
Brunswick Corp/DE	125,540	9,528,486
Callaway Golf Co (c)	265,623	4,172,937
Clarus Corp	52,560	195,523
Escalade Inc	14,433	290,969
Funko Inc Class A (c)	78,252	525,853
Hasbro Inc	256,560	24,142,296
JAKKS Pacific Inc	16,300	409,293
Johnson Outdoors Inc Class A	12,167	547,515
Latham Group Inc (c)	94,138	665,556
Malibu Boats Inc Class A (c)	36,150	974,604
MasterCraft Boat Holdings Inc (c)	28,446	662,223
Mattel Inc (c)	553,275	8,271,461
Newton Golf Company Inc (c)	3,693	4,357
Peloton Interactive Inc Class A (c)	795,230	4,262,433
Polaris Inc	102,974	6,645,942
Smith & Wesson Brands Inc	84,794	1,078,580
Sturm Ruger & Co Inc	31,181	1,183,943
Tron Inc (b)(c)	74,039	129,568
Twin Vee PowerCats Co (c)	536	5,414
YETI Holdings Inc (c)	144,458	5,930,001
		74,403,649
Specialty Retail - 1.5%
1-800-Flowers.com Inc Class A (b)(c)	47,132	172,032
Abercrombie & Fitch Co Class A (c)	85,287	12,202,864
Academy Sports & Outdoors Inc	123,070	5,287,087
Advance Auto Parts Inc (b)	114,717	4,838,763
aka Brands Holding Corp (c)	1,300	13,598
America's Car-Mart Inc/TX (b)(c)	14,465	33,270
American Eagle Outfitters Inc	298,713	4,967,597
Arhaus Inc Class A	106,316	926,012
Arko Corp	153,206	698,619
ARKO Petroleum Corp Class A	23,222	421,479
Asbury Automotive Group Inc (c)	35,984	7,607,018
AutoNation Inc (c)	47,908	9,641,485
AutoZone Inc (c)	31,502	94,230,042
BARK Inc (c)	10,806	114,868
Barnes & Noble Education Inc	42,541	514,746
Bath & Body Works Inc	383,433	7,381,085
Best Buy Co Inc	374,902	30,048,395
Bob's Discount Furniture Inc (b)	41,150	692,555
Boot Barn Holdings Inc (c)	58,628	8,831,136
Brilliant Earth Group Inc Class A (c)	30,045	42,363
Buckle Inc/The	57,485	2,448,861
Build-A-Bear Workshop Inc	22,306	675,203
Burlington Stores Inc (c)	119,802	31,119,768
Caleres Inc	62,516	761,445
Camping World Holdings Inc Class A	123,196	795,846
CarMax Inc (c)	272,002	16,681,883
Carparts Com Inc (c)	10,042	72,604
Carvana Co Class A (c)	1,368,630	100,539,560
Cato Corp/The Class A (c)	31,987	83,486
Chewy Inc Class A (c)	461,195	10,976,441
Children's Place Inc/The (b)(c)	19,373	48,239
Citi Trends Inc (c)	13,934	948,418
Designer Brands Inc Class A	67,760	370,647
Destination XL Group Inc (c)	91,127	55,770
Dick's Sporting Goods Inc	125,955	17,016,521
Digital Brands Group Inc (b)(c)	531	3,401
Duluth Holdings Inc Class B (c)	26,210	96,453
Envela Corp (c)	12,994	179,317
EVgo Inc Class A (b)(c)	251,029	336,379
Five Below Inc (c)	105,480	26,036,683
Floor & Decor Holdings Inc Class A (c)	206,075	10,359,390
GameStop Corp Class A (b)(c)	790,099	14,522,020
Gap Inc/The	425,563	9,494,311
Genesco Inc (c)	19,495	652,498
Grabagun Digital Holdings Inc (c)	49,316	115,399
Group 1 Automotive Inc	22,359	6,026,645
Grove Collaborative Holdings Inc Class A (b)(c)	52,724	51,569
GrowGeneration Corp (c)	99,580	160,324
Haverty Furniture Cos Inc	24,609	671,088
Haverty Furniture Cos Inc Class A (b)	8,598	234,725
Home Depot Inc/The	1,903,897	624,154,554
J Jill Inc	13,127	256,370
Lands' End Inc (c)	20,043	237,109
Leslie's Inc (c)	17,665	9,105
Lithia Motors Inc	43,506	15,980,624
Lowe's Cos Inc	1,070,749	219,182,320
Lulu's Fashion Lounge Holdings Inc (c)	1,841	24,448
MarineMax Inc (c)	37,066	1,934,104
Monro Inc (b)	57,348	714,556
Murphy USA Inc	32,111	16,549,688
National Vision Holdings Inc (c)	153,122	2,615,324
Neighborhood Intelligence Inc (b)(c)	135,981	534,405
NextBoat Inc (c)	7,266	15,913
O'Reilly Automotive Inc (c)	1,584,085	140,666,748
OneWater Marine Inc Class A (b)(c)	25,746	308,695
Outdoor Holding Co (c)	189,939	410,268
Penske Automotive Group Inc	35,361	7,658,839
Petco Health & Wellness Co Inc Class A (c)	164,522	437,629
PetMed Express Inc (c)	35,726	67,522
RealReal Inc/The (c)	193,517	1,981,614
Rent the Runway Inc Class A (b)(c)	51,803	184,419
Revolve Group Inc Class A (c)	79,200	1,759,824
RH (c)	29,494	4,399,030
RideNow Group Inc Class B (c)	43,379	245,525
Ross Stores Inc	615,593	140,687,624
Sally Beauty Holdings Inc (c)	186,932	3,061,946
Shoe Station Group Inc (b)	33,151	454,169
Signet Jewelers Ltd	76,472	6,292,116
Sonic Automotive Inc Class A	25,613	2,014,462
Sportsman's Warehouse Holdings Inc (c)	69,801	83,063
Stitch Fix Inc Class A (c)	230,344	730,190
Tandy Leather Factory Inc	820	2,148
ThredUp Inc Class A (c)	192,901	518,904
Tilly's Inc Class A (b)(c)	40,578	159,066
TJX Cos Inc/The	2,113,029	282,955,713
Torrid Holdings Inc (b)(c)	36,847	81,063
Tractor Supply Co	1,003,866	35,034,923
Ulta Beauty Inc (c)	83,179	44,675,441
Upbound Group Inc	101,093	1,850,002
Urban Outfitters Inc (c)	97,720	7,885,027
Valvoline Inc (c)	242,132	7,762,752
Victoria's Secret & Co (c)	151,442	12,934,661
Warby Parker Inc Class A (b)(c)	192,047	4,724,356
Wayfair Inc Class A (c)	212,005	21,045,736
Williams-Sonoma Inc	225,345	51,434,996
Winmark Corp	5,638	1,875,875
Zumiez Inc (c)	27,372	489,959
		2,107,282,733
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd (c)	233,988	3,100,341
Carter's Inc	69,979	2,266,620
Columbia Sportswear Co	46,913	2,692,806
Crocs Inc (c)	95,162	11,455,602
Crown Crafts Inc	12,161	34,294
Culp Inc (c)	22,791	76,578
Deckers Outdoor Corp (c)	271,008	23,599,377
Figs Inc Class A (c)	302,615	4,642,114
Fossil Group Inc (c)	102,115	507,512
G-III Apparel Group Ltd	72,657	2,367,892
Kontoor Brands Inc	96,800	7,299,688
Lakeland Industries Inc (b)	17,313	201,350
Levi Strauss & Co Class A	176,083	3,655,483
Lululemon Athletica Inc (c)	199,955	24,046,588
Movado Group Inc	29,367	990,549
NIKE Inc Class B	2,295,363	89,656,879
Oxford Industries Inc	27,285	1,044,743
Playboy Inc (c)	119,313	140,789
PVH Corp	87,836	6,513,918
Ralph Lauren Corp Class A	73,784	25,595,670
Rocky Brands Inc	13,898	628,329
Smartbird Inc Class A (b)	9,007	22,111
Steven Madden Ltd	139,761	6,034,880
Superior Group of Cos Inc	21,552	257,546
Tapestry Inc	385,944	47,621,630
Under Armour Inc Class A (b)(c)	283,903	1,430,871
Under Armour Inc Class C (b)(c)	312,061	1,538,461
Unifi Inc (c)	27,553	203,617
Vera Bradley Inc (c)	36,498	124,093
VF Corp	626,364	8,418,332
Vince Holding Corp (c)	4,101	28,050
Wolverine World Wide Inc	157,257	3,102,681
		279,299,394
TOTAL CONSUMER DISCRETIONARY		12,896,055,967
Consumer Staples - 4.3%
Beverages - 0.9%
Amaze Holdings Inc (c)	444	74
Boston Beer Co Inc/The Class A (c)	14,667	2,607,939
Brown-Forman Corp Class A	118,054	3,215,791
Brown-Forman Corp Class B	308,666	8,201,256
Celsius Holdings Inc (b)(c)	303,357	9,540,578
Coca-Cola Co/The	7,398,808	656,052,306
Coca-Cola Consolidated Inc	108,117	21,144,442
Constellation Brands Inc Class A	266,802	34,849,677
Endovia Health Sciences Inc (c)	258	78
IP Strategy Holdings Inc (c)	627	2,470
Keurig Dr Pepper Inc	2,602,319	82,909,883
MGP Ingredients Inc	26,478	439,800
Molson Coors Beverage Co Class B	310,175	12,332,558
Monster Beverage Corp (c)	2,728,510	125,293,179
National Beverage Corp	42,960	1,358,825
PepsiCo Inc	2,611,800	366,540,012
Primo Brands Corp Class A	507,726	11,586,307
Reed's Inc (b)(c)	3,081	2,927
Vita Coco Co Inc/The (c)	83,618	4,909,631
Willamette Valley Vineyards Inc (c)	6,424	14,261
Zevia PBC Class A (c)	78,217	110,286
		1,341,112,280
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	679,172	8,387,774
Andersons Inc/The	63,836	4,141,041
BJ's Wholesale Club Holdings Inc (c)	244,437	22,158,214
Casey's General Stores Inc	70,631	53,129,345
Chefs' Warehouse Inc/The (c)	69,317	7,796,083
Costco Wholesale Corp	847,857	800,283,744
Dollar General Corp	421,425	53,415,619
Dollar Tree Inc (c)	345,805	43,775,455
Grocery Outlet Holding Corp (b)(c)	189,424	2,263,617
HF Foods Group Inc (c)	71,016	127,119
Ingles Markets Inc Class A	26,126	2,137,107
Kroger Co/The	1,083,321	62,334,290
Mangoceuticals Inc (c)	13,239	5,165
Maplebear Inc (c)	314,947	15,911,122
Natural Grocers by Vitamin Cottage Inc	19,202	525,559
Performance Food Group Co (c)	300,559	29,806,436
PriceSmart Inc	48,799	8,296,318
Reborn Coffee Inc (c)	1,232	1,576
Sprouts Farmers Market Inc (c)	179,936	14,761,949
Sysco Corp	914,064	74,112,309
Target Corp	868,290	139,690,495
United Natural Foods Inc (c)	115,493	5,065,523
US Foods Holding Corp (c)	421,241	44,162,906
Village Super Market Inc Class A	17,445	755,020
Walmart Inc	8,379,409	878,748,622
Weis Markets Inc	18,793	1,335,243
Yesway Inc Class A (c)	28,956	721,294
		2,273,848,945
Food Products - 0.4%
Alico Inc	9,993	397,022
Arcadia Biosciences Inc (c)	1,626	843
Archer-Daniels-Midland Co	920,709	74,844,435
B&G Foods Inc (b)	151,321	525,084
Barfresh Food Group Inc (c)	17,435	21,968
Beyond Meat Inc (b)(c)	32,147	427,555
BranchOut Food Inc (c)	12,610	50,188
BRC Inc Class A (c)	17,817	143,249
Bridgford Foods Corp (c)	2,609	15,680
Buda Juice Inc	2,916	24,786
Bunge Global SA	259,633	30,171,951
Cal-Maine Foods Inc	85,440	6,742,925
Campbell's Company/The (b)	378,871	8,971,665
Coffee Holding Co Inc	10,248	35,048
Conagra Brands Inc	926,808	14,847,464
Darling Ingredients Inc (c)	303,545	20,115,927
Del Monte Corp	61,510	1,948,637
Flowers Foods Inc (b)	406,426	2,812,468
Freshpet Inc (c)	93,825	6,554,615
General Mills Inc	1,022,587	42,130,584
Hain Celestial Group Inc (c)	169,532	126,369
Hershey Co/The	283,093	49,883,818
Hormel Foods Corp	558,226	12,197,238
Ingredion Inc	120,220	12,437,961
J & J Snack Foods Corp	28,489	2,512,160
JM Smucker Co	204,003	26,757,033
John B Sanfilippo & Son Inc	16,672	1,228,560
Kraft Heinz Co/The	1,631,982	41,892,978
Laird Superfood Inc (c)	14,478	60,373
Lamb Weston Holdings Inc	264,849	14,442,216
Lifeway Foods Inc (c)	11,805	307,284
Limoneira Co	28,046	385,913
Local Bounti Corp (c)	5,099	5,252
Mama's Creations Inc (c)	72,173	1,171,368
Marzetti Company/The	38,849	4,376,340
McCormick & Co Inc/MD	486,045	26,353,360
Mission Produce Inc (b)(c)	110,413	1,404,453
Mondelez International Inc	2,452,965	152,255,538
Once Upon a Farm PBC (b)(c)	22,756	394,134
Pilgrim's Pride Corp (c)	80,644	2,530,609
Post Holdings Inc (c)	76,774	6,399,881
Rocky Mountain Chocolate Factory Inc (c)	4,766	5,195
Sadot Group Inc (c)	35	497
Seaboard Corp	489	1,912,112
Seneca Foods Corp Class A (c)	9,663	1,916,076
Simply Good Foods Co/The (c)	165,669	1,896,910
SOW GOOD INC (c)	34,810	114,525
SRX Global Inc (b)	23,047	38,719
Suja Life Inc Class A (b)	18,568	186,980
Tootsie Roll Industries Inc Class A	38,909	1,589,822
Tyson Foods Inc Class A	539,384	29,741,634
Utz Brands Inc Class A	157,279	2,233,362
Vital Farms Inc (b)(c)	69,301	740,135
Westrock Coffee Co (c)	70,376	548,229
		608,829,128
Household Products - 0.7%
Central Garden & Pet Co (c)	89,319	3,838,931
Central Garden & Pet Co Class A (c)	15,784	587,322
Church & Dwight Co Inc	453,352	45,235,463
Clorox Co/The (b)	232,019	22,663,616
Colgate-Palmolive Co	1,527,986	137,243,703
Energizer Holdings Inc	116,936	2,546,866
Kimberly-Clark Corp	635,491	68,601,253
Oil-Dri Corp of America	19,151	1,723,207
Procter & Gamble Co/The	4,450,200	645,813,024
Reynolds Consumer Products Inc	102,284	2,367,875
Spectrum Brands Holdings Inc	45,484	3,925,724
WD-40 Co	25,589	5,479,884
		940,026,868
Personal Care Products - 0.1%
AXIL Brands Inc (c)	5,979	39,701
BellRing Brands Inc (c)	222,326	2,394,451
Bonk Inc (b)(c)	5,933	7,298
Coty Inc Class A (c)	715,211	2,038,351
Edgewell Personal Care Co	87,096	2,501,397
elf Beauty Inc (c)	112,439	12,261,473
Estee Lauder Cos Inc/The Class A	472,281	48,314,346
FitLife Brands Inc (c)	7,886	79,254
Herbalife Ltd (c)	197,202	2,167,250
Honest Co Inc/The (c)	198,437	1,135,060
Interparfums Inc (b)	34,861	4,093,727
Kenvue Inc	3,671,107	69,310,500
Lifevantage Corp (b)	18,690	118,308
Mannatech Inc (c)	422	3,022
Medifast Inc (b)(c)	19,173	232,760
Natural Alternatives International Inc (c)	4,595	9,695
Nature's Sunshine Products Inc (c)	26,097	369,273
Niagen Bioscience Inc (c)	103,207	323,038
Nu Skin Enterprises Inc Class A	94,936	445,250
PMGC Holdings Inc (b)(c)	378	1,961
SkinHealth Systems Inc Class A (b)(c)	145,636	98,465
United-Guardian Inc	4,379	31,704
Upexi Inc (b)(c)	104,881	114,320
USANA Health Sciences Inc (c)	20,904	298,091
		146,388,695
Tobacco - 0.5%
Altria Group Inc	3,192,495	218,622,058
Ispire Technology Inc (c)	34,564	50,808
Philip Morris International Inc	2,979,440	558,049,112
Turning Point Brands Inc	36,929	2,990,141
Universal Corp/VA	47,607	2,166,119
		781,878,238
TOTAL CONSUMER STAPLES		6,092,084,154
Energy - 3.6%
Energy Equipment & Services - 0.4%
Archrock Inc	334,297	10,537,041
Atlas Energy Solutions Inc (b)(c)	147,558	1,933,010
Baker Hughes Co Class A	1,897,673	120,597,119
Bristow Group Inc	48,550	2,203,685
Cactus Inc Class A	133,348	9,377,031
Core Laboratories Inc	86,285	1,072,523
Dawson Geophysical Co (b)(c)	10,452	35,432
DMC Global Inc (c)	34,008	240,437
Drilling Tools International Corp (c)	25,287	62,459
Energy Services of America Corp	24,965	290,842
Expro Ltd	192,678	3,491,325
Flowco Holdings Inc Class A	68,931	1,512,346
Forum Energy Technologies Inc (c)	21,586	1,769,404
Geospace Technologies Corp (c)	23,537	124,040
Halliburton Co	1,595,542	58,795,723
Helix Energy Solutions Group Inc (c)	260,239	2,680,462
Helmerich & Payne Inc	190,848	8,317,156
HMH Holding Inc Class A (b)(c)	23,441	451,474
Innovex International Inc (c)	74,495	2,284,762
KLX Energy Services Holdings Inc (c)	69,102	106,417
KLX Energy Services Holdings Inc rights 9/23/2026 (c)	26,834	3,751
Kodiak Gas Services Inc	186,824	10,979,646
Liberty Energy Inc Class A	314,426	6,197,336
Mammoth Energy Services Inc (c)	41,270	129,175
MIND Technology Inc (b)(c)	15,233	66,264
Nabors Industries Ltd (c)	28,390	2,658,440
National Energy Services Reunited Corp (c)	114,649	4,025,326
Natural Gas Services Group Inc	20,494	721,389
NCS Multistage Holdings Inc (c)	1,763	94,056
Nine Energy Service Inc	27,900	296,856
Noble Corp PLC	241,894	11,086,002
NOV Inc	689,031	14,669,470
Oceaneering International Inc (c)	190,143	9,841,802
Oil States International Inc (c)	102,736	906,132
Patterson-UTI Energy Inc	657,980	8,316,867
ProFrac Holding Corp Class A (c)	39,573	201,822
ProPetro Holding Corp (c)	186,150	2,114,664
Ranger Energy Services Inc Class A	28,176	470,539
RPC Inc	174,216	1,137,630
SEACOR Marine Holdings Inc (c)	43,951	419,732
Select Water Solutions Inc Class A	226,444	4,415,658
SLB Ltd	2,859,068	171,829,987
Smart Sand Inc	61,314	323,125
Solaris Energy Infrastructure Inc Class A (b)	104,599	5,310,491
TETRA Technologies Inc (c)	256,245	1,768,091
Tidewater Inc (b)(c)	88,023	8,196,702
Transocean Ltd (b)(c)	1,912,104	11,109,324
Valaris Ltd (c)	123,219	10,642,425
Weatherford International PLC	137,794	13,472,119
		527,287,509
Oil, Gas & Consumable Fuels - 3.2%
Abundia Global Impact Group Inc (c)	5,464	5,846
Aemetis Inc (c)	126,078	235,766
American Resources Corp (b)	146,814	346,481
Amplify Energy Corp (c)	69,744	343,140
Antero Midstream Corp	637,036	14,282,347
Antero Resources Corp (c)	561,785	21,617,487
APA Corp	674,166	29,090,263
Barnwell Industries Inc (c)	2,008	1,923
Battalion Oil Corp (b)(c)	22,478	30,345
Big Sky Industrial Inc (c)	61,023	92,755
California Resources Corp	150,272	7,968,924
Calumet Inc (c)	122,565	6,095,157
Centrus Energy Corp Class A (b)(c)	36,080	6,184,112
Cheniere Energy Inc	400,439	116,804,052
Chevron Corp	3,577,948	737,558,201
Chord Energy Corp	108,133	15,907,446
Clean Energy Fuels Corp (c)	326,042	518,407
Clean Energy Technologies Inc (c)	4,848	5,139
CNX Resources Corp (c)	268,777	9,778,107
Comstock Inc (b)(c)	146,121	483,661
Comstock Resources Inc (b)(c)	149,381	2,155,568
ConocoPhillips	2,328,889	308,554,504
Core Natural Resources Inc	96,376	9,859,265
Crescent Energy Co Class A	464,918	6,364,727
CVR Energy Inc	56,797	2,377,522
Delek US Holdings Inc	117,520	8,736,437
Devon Energy Corp	2,202,886	106,862,000
Diamondback Energy Inc	370,724	74,322,748
Diversified Energy Co	114,988	1,712,171
Dorian LPG Ltd	69,667	3,486,137
DT Midstream Inc	194,957	25,543,266
Eagle Nuclear Energy Corp (b)	30,194	211,056
Empire Petroleum Corp (b)(c)	51,896	163,991
EOG Resources Inc	1,018,036	147,574,499
EON Resources Inc Class A (c)	83,174	43,725
Epsilon Energy Ltd	42,378	264,015
EQT Corp	1,195,870	64,792,237
Evolution Petroleum Corp	64,178	237,459
Excelerate Energy Inc Class A	44,981	1,782,147
Expand Energy Corp	456,719	44,831,537
ExxonMobil Holdings Corp	7,922,223	1,275,081,792
FutureFuel Corp	50,144	264,259
Gevo Inc (c)	458,332	760,831
Granite Ridge Resources Inc	135,154	679,825
Green Plains Inc (c)	132,618	1,916,330
Greenland Energy Co (b)	68,797	94,596
Gulfport Energy Corp (c)	27,729	4,975,969
HF Sinclair Corp	292,989	29,770,612
HighPeak Energy Inc Class A (b)	45,529	372,883
Infinity Natural Resources Inc Class A (b)(c)	34,273	529,175
International Seaways Inc	77,370	7,631,777
Kinder Morgan Inc	3,742,371	120,654,041
Kinetik Holdings Inc Class A	100,744	5,523,794
Lightbridge Corp (b)(c)	59,968	451,559
Magnolia Oil & Gas Corp Class A	442,942	11,892,993
Marathon Petroleum Corp	557,991	208,309,200
Matador Resources Co	223,029	12,937,912
Mexco Energy Corp	470	4,770
Murphy Oil Corp	256,588	9,344,935
NACCO Industries Inc Class A	7,885	337,399
New Era Energy & Digital Inc (b)(c)	172,209	817,132
New Fortress Energy Inc Class A (c)	234,936	68,131
NextDecade Corp (b)(c)	265,863	2,004,607
NextNRG Inc (b)(c)	78,115	17,966
Northern Oil & Gas Inc	202,177	5,258,624
Occidental Petroleum Corp	1,388,854	83,581,234
ONEOK Inc	1,204,982	115,690,322
OPAL Fuels Inc Class A (b)(c)	43,392	86,350
Ovintiv Inc	527,104	34,604,378
Par Pacific Holdings Inc (c)	95,591	7,639,633
PBF Energy Inc Class A	160,776	11,735,040
Peabody Energy Corp	231,885	6,884,666
PEDEVCO Corp (b)(c)	2,226	30,296
Permian Resources Holdings Inc/DE Class A	1,505,157	35,055,107
Phillips 66	766,314	188,957,706
Prairie Operating Co (b)(c)	125,489	63,874
Presidio Production Co (b)	26,962	293,347
PrimeEnergy Resources Corp (b)(c)	1,453	306,699
Range Resources Corp	451,390	18,651,435
REX American Resources Corp (c)	53,692	2,205,667
Riley Exploration Permian Inc	19,514	761,631
Ring Energy Inc (c)	338,921	498,214
Sable Offshore Corp (b)(c)	252,396	1,219,073
SandRidge Energy Inc	61,181	863,876
Sky Quarry Inc (b)(c)	4,760	12,709
SM Energy Co	436,663	16,235,130
Stabilis Solutions Inc (c)	7,706	46,236
Summit Midstream Corp Class A (c)	20,600	717,498
Talos Energy Inc (c)	239,172	4,128,109
Targa Resources Corp	410,247	120,469,032
Texas Pacific Land Corp	110,853	41,496,712
Trio Petroleum Corp (b)(c)	1,127	2,073
Ur-Energy Inc (United States) (c)	696,244	988,666
Uranium Energy Corp (b)(c)	941,927	11,529,186
VAALCO Energy Inc	193,517	1,149,491
Valero Energy Corp	567,534	203,699,303
Venture Global Inc Class A	985,887	14,433,386
Verde Clean Fuels Inc Class A (c)	7,388	9,604
Viper Energy Inc Class A	371,963	16,660,223
Vitesse Energy Inc	57,627	1,007,896
W&T Offshore Inc	198,385	736,008
Williams Cos Inc/The	2,337,975	175,465,024
World Kinect Corp	97,931	3,501,033
XCF Global Inc Class A (b)(c)	89,286	31,750
		4,598,373,299
TOTAL ENERGY		5,125,660,808
Financials - 12.6%
Banks - 3.7%
1st Source Corp	34,529	2,956,718
ACNB Corp	19,560	1,271,204
Amalgamated Financial Corp	38,598	1,855,406
Amerant Bancorp Inc Class A	74,058	2,126,205
Ameris Bancorp	120,262	10,132,074
AmeriServ Financial Inc	11,612	56,086
Ames National Corp	16,775	528,245
Arrow Financial Corp	27,253	1,028,528
Associated Banc-Corp	308,531	9,444,134
Atlantic Union Bankshares Corp	274,540	11,072,198
Auburn National BanCorp Inc	4,756	124,845
Avidbank Holdings Inc (c)	13,892	436,764
Avidia Bancorp Inc	35,517	786,702
Axos Financial Inc (c)	109,551	10,603,441
Banc of California Inc	256,796	4,781,542
BancFirst Corp	39,830	4,350,233
Bancorp Inc/The (c)	80,605	5,239,325
Bank First Corp	19,536	2,943,294
Bank of America Corp	12,476,234	772,777,935
Bank of Hawaii Corp	77,020	5,848,129
Bank of Marin Bancorp	33,975	903,056
Bank of the James Financial Group Inc	7,502	202,854
Bank OZK	195,862	9,612,907
Bank7 Corp	7,412	380,680
BankUnited Inc	138,638	6,321,893
Bankwell Financial Group Inc	11,923	783,818
Banner Corp	66,267	4,647,967
Bar Harbor Bankshares	32,419	1,271,797
BayCom Corp	19,131	570,678
Bayfirst Financial Corp (b)(c)	7,106	46,189
BCB Bancorp Inc	26,917	230,140
Beacon Financial Corp	164,589	5,110,488
Blue Ridge Bankshares Inc	78,754	307,141
Bogota Financial Corp (c)	8,052	74,199
BOK Financial Corp	39,759	5,410,405
Bridgewater Bancshares Inc (c)	42,589	897,350
Broadway Financial Corp/DE (c)	11,078	131,607
Burke & Herbert Financial Services Corp	31,230	2,227,011
Business First Bancshares Inc	59,797	1,854,903
BV Financial Inc (c)	18,490	392,728
Byline Bancorp Inc	64,623	2,450,504
C&F Financial Corp	5,636	512,932
California BanCorp	43,082	916,785
Camden National Corp	31,499	1,779,064
Capital Bancorp Inc	22,102	798,766
Capital City Bank Group Inc	25,236	1,273,913
Capitol Federal Financial Inc	226,681	1,951,723
Carter Bankshares Inc	42,780	1,336,447
Catalyst Bancorp Inc (c)	7,088	126,166
Cathay General Bancorp	127,555	7,807,642
CB Financial Services Inc	8,605	321,569
Central BanCo Inc	67,645	2,171,743
Central Pacific Financial Corp	50,753	1,889,027
Central Plains Bancshares Inc (c)	7,449	156,280
CF Bankshares Inc Class A	7,117	245,964
Chain Bridge Bancorp Inc Class A (c)	4,964	227,550
Chemung Financial Corp	6,740	546,412
ChoiceOne Financial Services Inc	29,776	988,861
Citigroup Inc	3,260,155	429,101,602
Citizens & Northern Corp	29,657	751,508
Citizens Community Bancorp Inc/WI	16,609	345,965
Citizens Financial Group Inc	808,292	55,667,070
Citizens Financial Services Inc	8,435	677,668
City Holding Co	27,040	3,865,368
Civista Bancshares Inc	40,130	1,082,707
CNB Financial Corp/PA	52,372	1,771,221
Coastal Financial Corp/WA Class A (c)	24,604	1,159,094
CoastalSouth Bancshares Inc	14,836	406,655
Colony Bankcorp Inc	36,523	772,461
Columbia Banking System Inc	555,930	16,477,765
Columbia Financial Inc	288,578	3,353,276
Commerce Bancshares Inc/MO	257,054	14,834,586
Commercial Bancgroup Inc	14,661	495,249
Community Bancorp/VT (b)	11,694	473,373
Community Financial System Inc	101,346	6,359,462
Community Trust Bancorp Inc	28,443	2,165,366
Community West Bancshares	44,308	1,148,906
Connectone Bancorp Inc	99,328	3,122,872
Cullen/Frost Bankers Inc	119,324	19,195,652
Customers Bancorp Inc (c)	60,631	4,740,132
CVB Financial Corp	315,210	6,988,206
Dime Commercial Bancshares Inc	76,271	3,081,348
Eagle Bancorp Inc	56,298	1,536,372
Eagle Bancorp Montana Inc	14,681	328,120
Eagle Financial Services Inc	8,244	340,560
East West Bancorp Inc	261,387	33,159,555
Eastern Bankshares Inc	409,764	8,998,417
ECB Bancorp Inc/MD (c)	14,126	292,408
Enterprise Financial Services Corp	67,941	4,295,909
Equity Bancshares Inc Class A	28,512	1,407,352
Esquire Financial Holdings Inc	12,333	1,377,843
Farmers & Merchants Bancorp Inc/Archbold OH	22,441	761,872
Farmers National Banc Corp	105,699	1,649,961
FB Bancorp Inc (c)	36,721	575,785
FB Financial Corp	79,046	4,502,460
Fidelity D&D Bancorp Inc	8,547	457,863
Fifth District Bancorp Inc (c)	8,825	161,233
Fifth Third Bancorp	1,731,226	93,088,022
Financial Institutions Inc	36,456	1,477,197
Finward Bancorp	6,461	278,017
Finwise Bancorp (c)	15,875	220,742
First Bancorp Inc/The	17,395	595,953
First Bancorp/Southern Pines NC	80,742	5,121,465
First Bank/Hamilton NJ	36,889	656,624
First Busey Corp	162,664	4,896,186
First Business Financial Services Inc	15,814	1,104,924
First Capital Inc	5,976	371,289
First Citizens BancShares Inc/NC Class A	17,802	38,530,649
First Commonwealth Financial Corp	186,896	3,868,747
First Community Bankshares Inc	35,173	1,705,539
First Community Corp/SC	15,103	499,909
First Financial Bancorp	194,988	6,362,458
First Financial Bankshares Inc	253,005	8,407,356
First Financial Corp	24,174	1,892,341
First Guaranty Bancshares Inc (b)	11,502	97,652
First Hawaiian Inc	231,510	5,928,971
First Horizon Corp	904,825	22,005,344
First Internet Bancorp	14,375	393,013
First Interstate BancSystem Inc Class A	163,078	6,002,901
First Merchants Corp	114,727	4,757,729
First Mid Bancshares Inc	49,376	2,456,950
First National Corp/VA	15,293	467,201
First Northern Community Bancorp (c)	26,438	440,721
First Northwest Bancorp (c)	14,293	160,939
First Seacoast Bancorp Inc (c)	7,617	130,936
First United Corp	11,261	483,097
First US Bancshares Inc	9,581	157,128
First Western Financial Inc (c)	12,839	397,624
Firstsun Capital Bancorp (c)	53,645	2,146,336
Five Star Bancorp	29,884	1,369,285
Flagstar Financial Inc	577,009	7,679,990
FNB Corp/PA	674,937	12,304,102
Franklin Financial Services Corp	8,116	502,786
FS Bancorp Inc	13,178	557,429
Fulton Financial Corp	354,890	8,325,719
FVCBankcorp Inc	26,294	480,128
GBank Financial Holdings Inc (b)(c)	17,755	347,465
German American Bancorp Inc	68,688	3,387,692
Glacier Bancorp Inc	248,998	11,531,097
Great Southern Bancorp Inc	16,171	1,265,704
Greene County Bancorp Inc	12,696	436,615
Hancock Whitney Corp	154,137	11,481,665
Hanmi Financial Corp	55,936	1,734,016
Hanover Bancorp Inc	8,134	217,340
Hawthorn Bancshares Inc	11,692	454,936
HBT Financial Inc	37,108	1,316,592
Heritage Financial Corp Wash	87,052	2,487,076
Hilltop Holdings Inc	79,797	3,036,276
Hingham Institution For Savings The	3,470	1,000,297
Home Bancorp Inc	12,903	883,726
Home BancShares Inc/AR	357,555	10,533,570
Home Federal Bancorp Inc of Louisiana	1,615	39,164
HomeTrust Bancshares Inc	25,480	1,183,291
Hope Bancorp Inc	255,314	3,520,780
Horizon Bancorp Inc/IN	91,625	1,779,358
Hoyne Bancorp Inc	16,988	280,642
Huntington Bancshares Inc/OH	3,879,638	64,731,760
Independent Bank Corp	91,793	7,451,756
Independent Bank Corp/MI	39,269	1,432,926
International Bancshares Corp	106,109	7,444,607
Investar Holding Corp	20,014	603,022
Isabella Bank Corp	14,177	542,128
John Marshall Bancorp Inc	21,849	499,031
JPMorgan Chase & Co	5,121,285	1,823,279,887
Kearny Financial Corp/MD	107,742	1,063,414
KeyCorp	1,760,802	38,050,931
Lake Shore Bancorp Inc/MD	5,546	95,613
Lakeland Financial Corp	47,253	2,792,180
Landmark Bancorp Inc/Manhattan KS	7,996	254,113
LCNB Corp	24,289	469,506
Live Oak Bancshares Inc	71,403	2,812,564
M&T Bank Corp	280,354	65,586,015
Magyar Bancorp Inc	10,815	209,378
MainStreet Bancshares Inc	11,678	291,249
Mechanics Bancorp Class A	100,286	1,578,502
Mercantile Bank Corp	35,957	2,148,790
Meridian Corp	17,480	336,840
Metrocity Bankshares Inc	47,412	1,650,886
Metropolitan Bank Holding Corp	20,847	1,892,491
Mid Penn Bancorp Inc	39,395	1,434,372
Midland States Bancorp Inc	41,424	1,358,293
MVB Financial Corp	21,619	654,407
National Bank Holdings Corp Class A	86,831	3,585,252
National Bankshares Inc VA	12,363	509,356
NB Bancorp Inc	79,181	1,768,112
NBT Bancorp Inc	102,027	5,246,228
Nicolet Bankshares Inc	37,611	6,369,047
Northeast Bank	13,956	1,760,549
Northeast Community Bancorp Inc	25,014	659,119
Northpointe Bancshares Inc	18,518	314,621
Northrim BanCorp Inc	41,639	1,064,709
Northwest Bancshares Inc	285,500	4,365,295
Norwood Financial Corp	18,199	621,678
NSTS Bancorp Inc (c)	7,574	105,960
Oak Valley Bancorp	12,203	409,899
OceanFirst Financial Corp	160,803	3,029,529
Ohio Valley Banc Corp	7,066	323,128
Old National Bancorp/IN	658,984	16,856,811
Old Second Bancorp Inc	102,777	2,577,647
OP Bancorp	20,767	311,713
OptimumBank Holdings Inc (c)	18,777	168,993
Orange County Bancorp Inc	17,222	653,575
Origin Bancorp Inc	53,737	2,855,047
Orrstown Financial Services Inc	36,701	1,530,432
Park National Corp	32,135	6,275,644
Parke Bancorp Inc	18,970	640,238
Pathfinder Bancorp Inc	4,793	75,298
Pathward Financial Inc	40,542	3,302,551
Patriot National Bancorp Inc (c)	143,827	152,457
PCB Bancorp	21,126	577,374
Peapack-Gladstone Financial Corp	28,885	1,289,426
Peoples Bancorp Inc/OH	72,265	2,845,073
Peoples Bancorp of North Carolina Inc	9,592	419,170
Peoples Financial Services Corp	17,804	1,222,601
Pinnacle Financial Partners Inc	287,996	28,790,960
Pioneer Bancorp Inc/NY (c)	18,193	317,650
Plumas Bancorp	11,275	690,368
PNC Financial Services Group Inc/The	766,937	183,781,114
Ponce Financial Group Inc (c)	42,293	857,702
Preferred Bank/Los Angeles CA	22,055	2,259,094
Primis Financial Corp	38,351	609,781
Princeton Bancorp Inc	9,827	414,896
Prosperity Bancshares Inc	224,182	16,042,464
Provident Financial Holdings Inc	11,020	201,776
Provident Financial Services Inc	252,648	5,911,963
QCR Holdings Inc	30,658	3,049,551
RBB Bancorp	24,904	646,259
Red River Bancshares Inc	8,304	830,732
Regions Financial Corp	1,631,429	48,747,099
Renasant Corp	176,887	7,236,447
Republic Bancorp Inc/KY Class A	17,864	1,670,463
Rhinebeck Bancorp Inc (c)	8,475	106,743
Richmond Mutual BanCorp Inc	20,002	315,832
Riverview Bancorp Inc	35,635	185,302
S&T Bancorp Inc	70,345	3,480,671
SB Financial Group Inc	12,782	354,061
Seacoast Banking Corp of Florida	185,876	6,311,420
ServisFirst Bancshares Inc	194,856	8,386,602
Shore Bancshares Inc	58,024	1,332,231
Sierra Bancorp	23,279	922,314
Simmons First National Corp Class A	294,342	6,646,242
SmartFinancial Inc	26,322	1,330,577
Sound Financial Bancorp Inc	4,034	189,154
South Plains Financial Inc	29,986	1,307,390
Southern First Bancshares Inc (c)	18,677	1,145,834
Southern Missouri Bancorp Inc	17,297	1,272,886
Southside Bancshares Inc	53,370	1,684,357
SOUTHSTATE BANK CORP	186,518	19,563,873
SR Bancorp Inc	16,098	313,750
Sterling Bancorp Inc/MI (c)(d)	35,279	0
Stock Yards Bancorp Inc	54,983	4,355,203
Summit State Bank (c)	8,615	110,789
Texas Capital Bancshares Inc	82,543	8,021,529
Texas Community Bancshares Inc	814	14,253
TFS Financial Corp	103,451	1,807,289
Third Coast Bancshares Inc (c)	31,883	1,421,982
Timberland Bancorp Inc/WA	13,457	613,505
Tompkins Financial Corp	23,177	2,250,950
Towne Bank/Portsmouth VA	165,271	6,121,638
TriCo Bancshares	60,382	3,223,191
Triumph Financial Inc (c)	42,685	3,041,306
Truist Financial Corp	2,381,076	118,053,748
TrustCo Bank Corp NY	35,652	2,022,181
Trustmark Corp	111,092	5,101,345
UMB Financial Corp	135,887	19,245,676
Union Bankshares Inc/Morrisville VT	6,793	160,145
United Bancorp Inc/OH	8,787	135,847
United Bankshares Inc/WV	261,336	12,316,766
United Community Banks Inc/GA	227,984	7,942,963
Unity Bancorp Inc	11,564	671,059
Univest Financial Corp	53,448	2,219,161
US Bancorp	2,965,260	182,600,711
USCB Financial Holdings Inc	18,922	420,825
Valley National Bancorp	909,314	12,403,043
Virginia National Bankshares Corp	8,698	402,717
WaFd Inc	139,165	4,976,540
Washington Trust Bancorp Inc	36,806	1,440,219
Wells Fargo & Co	5,849,191	505,311,611
WesBanco Inc	184,616	7,386,486
West BanCorp Inc	28,587	807,583
Westamerica BanCorp	44,279	2,570,396
Western Alliance Bancorp	196,418	15,346,138
Western New England Bancorp Inc	34,592	475,294
Winchester Bancorp Inc (c)	1,145	14,839
Wintrust Financial Corp	128,487	19,319,305
WSFS Financial Corp	98,534	7,631,458
Zions Bancorp NA	280,674	18,718,149
		5,292,500,681
Capital Markets - 3.2%
Acadian Asset Management Inc	50,054	4,715,087
Aether Holdings Inc (c)	2,208	6,712
Affiliated Managers Group Inc	50,439	18,571,135
AI Financial Corp (c)	233,139	128,226
AlTi Global Inc Class A (b)(c)	114,061	444,838
Ameriprise Financial Inc	171,745	94,993,877
Ares Management Corp Class A	402,733	57,659,284
Artisan Partners Asset Management Inc Class A	136,200	5,798,034
AtlasClear Holdings Inc (c)	226,044	42,428
Bakkt Inc Class A (b)(c)	65,092	499,256
Bank of New York Mellon Corp/The	1,311,179	211,466,949
Beneficient Class A (c)	25,247	52,261
BGC Group Inc Class A	705,138	8,468,707
Binah Capital Group Inc (c)	3,616	5,026
Bitgo Holdings Inc Class A (b)	27,592	196,455
Blackrock Inc	275,998	318,946,049
Blackstone Inc	1,420,688	203,499,349
Blue Owl Capital Inc Class A	1,227,435	15,023,804
BRC Group Holdings Inc (b)(c)	44,771	309,815
Carlyle Group Inc/The	498,188	24,107,317
Cboe Global Markets Inc	199,911	60,013,282
CGrowth Capital Inc (b)(c)	57,505	75
Charles Schwab Corp/The	3,124,373	343,118,643
CME Group Inc Class A	692,641	197,749,006
Cohen & Co Inc	1,919	21,474
Cohen & Steers Inc	53,891	4,347,387
Coinbase Global Inc Class A (c)	425,577	80,059,545
DigitalBridge Group Inc Class A	315,023	5,012,016
Dominari Holdings Inc (b)	14,789	34,606
Donnelley Financial Solutions Inc (c)	48,570	2,345,931
Evercore Inc Class A	73,894	21,165,458
FactSet Research Systems Inc	69,459	21,778,869
Federated Hermes Inc Class B	138,913	8,841,812
Fold Holdings Inc Class A (c)	24,546	12,263
Franklin Templeton Inc	585,268	19,986,902
Galaxy Digital Inc Class A (b)(c)	365,348	8,987,561
GCM Grosvenor Inc Class A	114,650	1,581,024
Gemini Space Station Inc Class A (b)(c)	34,920	157,140
Goldman Sachs Group Inc/The	563,901	578,506,037
Great Elm Group Inc (c)	40,747	89,643
Hamilton Lane Inc Class A	78,092	8,497,971
Hennessy Advisors Inc	8,593	86,961
Heritage Global Inc (c)	65,633	84,667
Houlihan Lokey Inc Class A	104,170	13,884,819
Innventure Inc (b)(c)	91,667	118,250
Interactive Brokers Group Inc Class A	850,527	82,747,772
Intercontinental Exchange Inc	1,080,873	173,696,291
Invesco Ltd	846,943	27,762,792
Jefferies Financial Group Inc	312,581	16,454,264
KKR & Co Inc Class A	1,320,716	144,908,960
Lazard Inc	216,278	9,349,698
LPL Financial Holdings Inc	153,013	56,635,467
MarketAxess Holdings Inc	68,144	11,082,259
MarketWise Inc Class A	2,842	51,156
Marygold Cos Inc/The (c)	26,707	27,775
Miami International Holdings Inc (c)	61,463	2,634,919
Moelis & Co Class A	142,371	9,691,194
Moody's Corp	287,140	144,902,330
Morgan Stanley	2,291,080	488,733,187
Morningstar Inc	42,011	9,197,888
MSCI Inc	139,124	79,389,719
Nasdaq Inc	853,377	84,151,506
Netcapital Inc (b)(c)	4,646	3,325
Northern Trust Corp	353,540	65,602,882
Oppenheimer Holdings Inc Class A	11,498	1,365,847
Perella Weinberg Partners Class A	140,440	2,335,517
Piper Sandler Cos	128,709	9,660,898
PJT Partners Inc Class A	49,201	8,875,368
Procap Financial Inc (b)	173,328	374,388
Raymond James Financial Inc	331,115	58,994,760
Ridgepost Capital Inc Class A	122,019	1,049,363
Robinhood Markets Inc Class A (c)	1,513,055	158,583,295
S&P Global Inc	579,582	252,605,019
SEI Investments Co	174,235	19,336,600
SHARPLINK INC (b)(c)	379,887	3,278,425
Siebert Financial Corp (c)	38,204	84,813
Silvercrest Asset Management Group Inc Class A	18,423	184,967
State Street Corp	528,708	101,184,137
StepStone Group Inc Class A	141,966	7,419,143
Stifel Financial Corp	293,123	23,678,476
StoneX Group Inc (c)	202,194	13,846,245
T Rowe Price Group Inc	409,449	45,563,485
TPG Inc Class A	259,021	14,018,217
Tradeweb Markets Inc Class A	222,040	23,913,708
Twenty One Capital Inc Class A (b)	664,486	4,066,654
US Global Investors Inc Class A	31,943	105,412
Value Line Inc	1,287	47,632
Victory Capital Holdings Inc Class A	88,024	10,387,712
Virtu Financial Inc Class A	155,744	10,223,036
Virtus Invt Partners Inc	12,271	2,030,851
Wealthfront Corp (c)	77,178	710,809
Westwood Holdings Group Inc	12,133	235,016
WisdomTree Inc	243,292	5,853,606
		4,528,452,734
Consumer Finance - 0.6%
Ally Financial Inc	533,468	22,517,684
American Express Co	1,017,394	335,912,977
Atlanticus Holdings Corp (c)	10,573	956,539
Bread Financial Holdings Inc	76,846	8,028,102
Capital One Financial Corp	1,189,954	255,257,033
Consumer Portfolio Services Inc (c)	15,751	145,382
Credit Acceptance Corp (b)(c)	11,129	6,674,506
Dave Inc Class A (c)	19,719	7,089,375
DeFi Development Corp (b)(c)	46,677	251,122
Encore Capital Group Inc (c)	41,007	3,978,089
Enova International Inc (c)	47,614	10,795,046
EZCORP Inc Class A (b)(c)	110,554	3,573,105
Figure Technology Solutions Inc Class A	61,903	2,271,221
FirstCash Holdings Inc	73,497	15,762,902
Green Dot Corp Class A (c)	97,315	1,293,316
Happen Inc (c)	220,996	3,885,110
Jefferson Capital Inc	31,847	662,736
Katapult Holdings Inc Class A (c)	8,286	44,827
Lendingtree Inc (c)	21,157	593,242
Medallion Financial Corp	33,757	399,008
Navient Corp	129,711	1,233,552
Nelnet Inc Class A	26,279	3,291,970
NerdWallet Inc Class A (c)	66,011	652,189
OneMain Holdings Inc	220,760	13,788,670
Oportun Financial Corp (c)	77,138	566,964
OppFi Inc Class A (b)(c)	67,549	468,115
PRA Group Inc (c)	72,650	1,367,273
PROG Holdings Inc	75,357	2,873,362
Regional Management Corp	17,277	554,419
SLM Corp	359,699	9,341,383
SoFi Technologies Inc Class A (c)	2,453,070	43,860,892
Synchrony Financial	644,276	49,660,794
Upstart Holdings Inc (b)(c)	163,479	4,688,578
Vroom Inc (c)	1,721	16,005
World Acceptance Corp (c)	5,258	966,473
		813,421,961
Financial Services - 3.3%
Acacia Research Corp (c)	67,011	297,529
Affirm Holdings Inc Class A (c)	562,008	41,841,496
Alerus Financial Corp	50,838	1,672,570
Apollo Global Management Inc	881,218	120,356,754
Beeline Holdings Inc (b)(c)	40,997	40,792
Berkshire Hathaway Inc Class B (c)	3,503,867	1,766,054,084
Better Home & Finance Holding Co Class A (b)(c)	21,528	297,948
BioKey Cayman Inc (d)	5,262	0
Block Inc Class A (c)	1,021,817	83,809,430
Cannae Holdings Inc	87,912	1,371,427
Cass Information Systems Inc	22,905	1,285,200
Chime Financial Inc Class A (c)	65,483	2,168,142
Coeptis Holdings Inc (d)	6,214	0
Corebridge Financial Inc	461,259	15,009,368
Corpay Inc (c)	125,110	50,581,973
Enact Holdings Inc	52,702	2,540,236
Equitable Holdings Inc	541,276	27,134,166
Essent Group Ltd	175,172	11,834,620
Euronet Worldwide Inc (c)	68,163	4,738,010
Federal Agricultural Mortgage Corp Class A	333	51,282
Federal Agricultural Mortgage Corp Class C	18,281	4,019,992
Fidelity National Information Services Inc	989,563	40,344,484
Finance of America Cos Inc Class A (b)(c)	10,880	193,120
Fiserv Inc (c)	1,020,291	54,391,713
Flywire Corp (c)	212,520	4,014,503
Global Payments Inc	444,196	40,444,046
HA Sustainable Infrastructure Capital Inc	244,951	9,687,812
Halo Spin-Out SPV Inc Class A (c)(d)	408	0
International Money Express Inc (c)	54,847	793,636
Jack Henry & Associates Inc	136,407	22,904,099
Jackson Financial Inc	133,077	17,756,464
loanDepot Inc Class A (c)	357,284	337,419
Marqeta Inc Class A (c)	179,271	2,943,630
Mastercard Inc Class A	1,542,086	908,766,701
Merchants Bancorp/IN	56,193	2,958,000
MGIC Investment Corp	404,750	12,405,588
Mount Logan Capital Inc	492	1,579
NCR Atleos Corp (c)	139,340	6,398,493
NewtekOne Inc	47,777	563,291
NMI Holdings Inc (c)	143,396	6,359,613
Onity Group Inc (c)	11,436	391,569
Paymentus Holdings Inc Class A (c)	111,967	3,986,025
Payoneer Global Inc (c)	528,506	3,757,678
PayPal Holdings Inc	1,687,207	88,856,757
Paysign Inc (b)(c)	68,171	849,411
PennyMac Financial Services Inc	55,085	4,027,264
Priority Technology Holdings Inc (b)(c)	53,749	285,407
Radian Group Inc	254,077	9,111,201
Remitly Global Inc (c)	328,989	8,797,166
Repay Holdings Corp Class A (c)	139,933	502,359
Rocket Cos Inc Class A (c)	1,870,353	25,081,434
RTB Digital Inc (b)(c)	28,204	379,908
Security National Financial Corp Class A	25,582	222,563
Sezzle Inc (b)(c)	32,389	3,904,494
SHF Holdings Inc Class A (c)	645	103
Shift4 Payments Inc Class A (b)(c)	112,939	4,775,061
Sui Group Holdings Ltd (c)	55,731	54,616
Toast Inc Class A (c)	896,453	30,560,083
Usio Inc (c)	23,881	66,389
UWM Holdings Corp Class A (b)	654,025	948,336
Velocity Financial Inc (b)(c)	17,292	310,391
Visa Inc Class A	3,172,186	1,203,432,203
Voya Financial Inc	173,236	17,552,272
Walker & Dunlop Inc	64,442	2,611,834
Waterstone Financial Inc	32,458	680,320
Western Union Co/The (b)	595,052	4,260,572
WEX Inc (c)	66,223	12,620,779
XBP Global Holdings Inc Class A (c)	23,990	68,971
		4,694,464,376
Insurance - 1.7%
Abacus Global Management Inc Class A (b)	64,026	614,650
AFLAC Inc	874,728	101,337,239
Allstate Corp/The	491,618	126,739,120
American Coastal Insurance Corp	46,228	437,779
American Financial Group Inc/OH	131,758	18,782,103
American Integrity Insurance Group Inc	14,496	376,896
American International Group Inc	1,013,829	77,415,982
Amerisafe Inc	36,039	938,456
Aon PLC	408,456	131,326,773
Arch Capital Group Ltd (c)	664,342	65,152,020
Arthur J Gallagher & Co	490,905	128,690,746
Assurant Inc	94,624	26,670,721
Assured Guaranty Ltd	80,734	6,030,830
Ategrity Specialty Holdings LLC (c)	14,898	391,370
Axis Capital Holdings Ltd	140,720	13,900,322
Baldwin Insurance Group Inc/The Class A (c)	152,573	4,706,877
Bowhead Specialty Holdings Inc (c)	33,880	1,135,658
Brighthouse Financial Inc (c)	108,781	5,767,569
Brown & Brown Inc	556,783	40,183,029
Chubb Ltd	688,609	233,163,007
Cincinnati Financial Corp	295,903	50,273,920
Citizens Inc/TX Class A (c)	81,555	306,647
CNA Financial Corp	41,638	2,022,358
CNO Financial Group Inc	179,356	9,826,915
Crawford & Co Class A	26,549	348,323
Crawford & Co Class B	15,644	187,102
Donegal Group Inc Class A	31,989	611,630
eHealth Inc (c)	55,324	62,516
Employers Holdings Inc	36,922	1,812,501
Erie Indemnity Co Class A (b)	48,467	12,386,227
Ethos Technologies Inc Class A (c)	21,004	763,075
Everest Group Ltd	75,569	28,311,926
F&G Annuities & Life Inc	70,508	1,678,090
FG Nexus Inc (b)(c)	15,241	124,214
FG Nexus Inc rights (b)(c)(d)	1,720	0
Fidelity National Financial Inc	485,180	22,536,611
First American Financial Corp	194,875	14,405,160
Genworth Financial Inc Class A (c)	728,155	7,237,861
Globe Life Inc	148,275	25,602,644
Goosehead Insurance Inc Class A (c)	45,362	3,114,101
Greenlight Capital Re Ltd Class A (c)	46,364	702,878
Hagerty Inc Class A (c)	71,469	950,538
Hanover Insurance Group Inc/The	66,772	15,097,817
Hartford Insurance Group Inc/The	523,934	71,978,053
HCI Group Inc	20,129	3,738,559
Health In Tech Inc Class A (c)	21,474	20,614
Heritage Insurance Holdings Inc (c)	41,932	1,409,754
Hippo Holdings Inc (c)	42,028	1,381,460
Horace Mann Educators Corp	79,874	4,064,788
Investors Title Co	2,823	831,091
James River Group Holdings Inc	83,305	334,053
Kemper Corp	113,198	3,189,920
Kingstone Cos Inc	23,587	463,485
Kinsale Capital Group Inc	41,833	15,641,359
Lemonade Inc (c)	124,816	6,519,140
Lincoln National Corp	324,692	13,828,632
Loews Corp	322,374	34,909,880
Markel Group Inc (c)	23,912	43,111,184
Marsh & McLennan Cos Inc	921,440	174,889,312
MBIA Inc (c)	85,855	414,680
Mercury General Corp	50,705	5,169,882
MetLife Inc	1,033,430	98,351,533
Neptune Insurance Holdings Inc Class A	52,279	1,741,413
NI Holdings Inc (c)	13,775	206,625
Octave Specialty Group Inc (c)	88,318	385,066
Old Republic International Corp	427,954	17,858,520
Oscar Health Inc Class A (c)	420,767	12,606,179
Palomar Hldgs Inc	50,852	6,741,450
Porch Group Inc (c)	195,219	3,316,771
Primerica Inc	59,525	17,122,366
Principal Financial Group Inc	375,931	41,412,559
Progressive Corp/The	1,117,221	243,643,556
Prudential Financial Inc	663,608	78,040,301
Reinsurance Group of America Inc	125,058	30,769,270
Reliance Global Group Inc	65	186
RLI Corp	175,025	11,108,837
Root Inc/OH Class A (c)	26,793	1,486,744
Ryan Specialty Holdings Inc Class A	217,423	9,170,902
Safety Insurance Group Inc	27,665	2,869,967
Selective Insurance Group Inc	114,210	10,426,231
Selectquote Inc (c)	261,873	146,649
SiriusPoint Ltd (c)	197,593	4,779,775
Skyward Specialty Insurance Group Inc (c)	74,040	4,250,636
Slide Insurance Holdings Inc	44,746	1,040,345
Stewart Information Services Corp	60,095	4,125,522
Tiptree Inc Class A	44,109	816,899
Travelers Companies Inc/The	405,958	148,552,211
Trupanion Inc (c)	65,088	1,897,315
TWFG Inc Class A (c)	27,085	780,861
United Fire Group Inc	40,955	2,206,246
Universal Insurance Holdings Inc	48,535	2,086,034
Unum Group	281,321	26,224,744
W R Berkley Corp	562,674	38,014,255
White Mountains Insurance Group Ltd	4,646	9,765,938
Willis Towers Watson PLC	180,720	61,182,756
		2,457,148,709
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (c)	10,371	144,468
Adamas Trust Inc	160,698	1,565,199
AGNC Investment Corp	2,187,344	23,470,201
Angel Oak Mortgage REIT Inc	27,594	229,030
Annaly Capital Management Inc	1,397,341	32,027,056
Arbor Realty Trust Inc (b)	374,025	1,873,865
Ares Commercial Real Estate Corp (b)	100,867	460,962
ARMOUR Residential REIT Inc	236,728	3,839,728
Blackstone Mortgage Trust Inc Class A	306,442	4,259,544
Brightspire Capital Inc Class A	238,353	1,132,177
Cherry Hill Mortgage Investment Corp	71,680	210,739
Chimera Investment Corp	153,813	1,762,697
Claros Mortgage Trust Inc (c)	227,675	362,003
Dynex Capital Inc	408,148	5,261,028
Ellington Financial Inc	243,202	3,254,043
Franklin BSP Realty Trust Inc	163,846	1,371,391
Granite Point Mortgage Trust Inc	90,427	95,853
Invesco Mortgage Capital Inc (b)	180,909	1,322,445
KKR Real Estate Finance Trust Inc (b)	104,019	792,625
Ladder Capital Corp Class A	207,182	2,030,384
Lument Finance Trust Inc (b)	77,668	56,386
Manhattan Bridge Capital Inc	17,917	71,667
MFA Financial Inc (b)	202,569	1,786,659
Nexpoint Real Estate Finance Inc	13,708	236,189
Orchid Island Capital Inc	393,196	2,591,162
Pennymac Mortgage Investment Trust	180,770	1,684,776
Ready Capital Corp (b)	315,449	558,345
Redwood Trust Inc	247,137	1,141,773
Rithm Capital Corp	1,063,596	10,667,868
Rithm Property Trust Inc	14,012	177,952
Sachem Capital Corp	94,175	84,758
Seven Hills Realty Trust	51,152	387,221
Starwood Property Trust Inc (b)	663,923	10,423,591
Sunrise Realty Trust Inc	17,474	130,880
TPG Mortgage Investment Trust Inc	61,445	413,525
TPG RE Finance Trust Inc	157,430	1,216,934
		117,095,124
TOTAL FINANCIALS		17,903,083,585
Health Care - 9.9%
Biotechnology - 2.4%
4D Molecular Therapeutics Inc (c)	76,669	1,081,800
AbbVie Inc	3,377,191	865,979,317
Abeona Therapeutics Inc (b)(c)	98,541	576,465
Absci Corp (b)(c)	261,338	2,362,496
ABVC BioPharma Inc (c)	31,053	26,628
ACADIA Pharmaceuticals Inc (c)	242,414	7,008,189
Achieve Life Sciences Inc (b)(c)	170,122	1,350,769
Acrivon Therapeutics Inc (c)	39,533	82,624
Actinium Pharmaceuticals Inc (c)	52,287	53,333
Actuate Therapeutics Inc (c)	13,591	20,658
Acumen Pharmaceuticals Inc (c)	73,553	209,626
Acurx Pharmaceuticals Inc (c)	1,001	1,451
Adicet Bio Inc (c)	17,349	150,936
ADMA Biologics Inc (c)	448,142	4,208,053
Adverum Biotechnologies Inc rights (b)(c)(d)	29,224	0
AEON Biopharma Inc Class A (c)	3,072	909
Agenus Inc (b)(c)	81,281	618,548
Agios Pharmaceuticals Inc (c)	113,271	3,814,967
AIxCrypto Holdings Inc (c)	59,824	48,667
Akebia Therapeutics Inc (c)	507,177	465,994
Aktis Oncology Inc (b)	38,386	994,581
Alaunos Therapeutics Inc (c)	2,376	4,039
Aldeyra Therapeutics Inc (c)	85,442	126,454
Alector Inc (c)	162,935	368,233
Aligos Therapeutics Inc Class A (b)(c)	7,553	44,261
Alkermes PLC (c)	317,337	14,911,666
Allarity Therapeutics Inc (c)	22,166	31,254
Allogene Therapeutics Inc (c)	517,328	1,034,656
Alnylam Pharmaceuticals Inc (c)	255,421	61,477,280
Altimmune Inc (b)(c)	357,135	1,110,690
ALX Oncology Holdings Inc (c)	225,055	434,356
Amgen Inc	1,031,578	443,454,752
AnaptysBio Inc (c)	39,001	2,224,227
Anavex Life Sciences Corp (c)	175,844	492,363
Anika Therapeutics Inc (c)	26,281	548,484
Anixa Biosciences Inc (b)(c)	52,652	176,384
Annexon Inc (c)	283,784	1,401,893
Annovis Bio Inc (c)	42,021	72,276
Apogee Therapeutics Inc (c)	106,956	14,447,616
AquaBounty Technologies Inc (c)	4,333	5,525
Arbutus Biopharma Corp (b)(c)	295,394	1,500,602
Arcturus Therapeutics Holdings Inc (b)(c)	54,555	805,232
Arcus Biosciences Inc (c)	166,312	4,869,615
Arcutis Biotherapeutics Inc (c)	219,670	5,265,490
Ardelyx Inc (c)	467,778	1,768,201
Armata Pharmaceuticals Inc (c)	17,886	98,552
ArriVent Biopharma Inc (c)	69,170	2,078,559
Arrowhead Pharmaceuticals Inc (c)	268,590	22,129,130
ARS Pharmaceuticals Inc (b)(c)	124,566	747,396
Assembly Biosciences Inc (c)	21,235	714,133
Atara Biotherapeutics Inc (b)(c)	11,657	103,747
Atossa Therapeutics Inc (c)	14,382	35,955
Atrium Therapeutics Inc	26,685	355,444
aTyr Pharma Inc (b)(c)	168,117	89,388
Aura Biosciences Inc (c)	182,945	1,313,545
Avalo Therapeutics Inc (c)	92,885	1,796,396
Avita Medical Inc (b)(c)	60,839	614,474
Beam Therapeutics Inc (c)	189,704	5,582,989
Beyondspring Inc (b)(c)	66,108	41,020
Bicara Therapeutics Inc (c)	85,540	1,977,685
bioAffinity Technologies Inc (b)(c)	509	2,321
BioAtla Inc (c)	1,610	2,721
BioCardia Inc (b)(c)	3,237	3,690
BioCryst Pharmaceuticals Inc (c)	480,444	4,660,307
Biogen Inc (c)	281,997	61,094,650
Biohaven Ltd (c)	251,670	3,843,001
BioMarin Pharmaceutical Inc (c)	368,739	24,052,845
Biomea Fusion Inc (c)	109,049	183,202
BioRestorative Therapies Inc (c)	13,405	2,713
BioVie Inc (b)(c)	2,825	6,441
Bioxcel Therapeutics Inc (b)(c)	34,237	5,574
Black Diamond Therapeutics Inc (b)(c)	78,919	165,730
Bolt Biotherapeutics Inc (c)	5,348	21,873
Bone Biologics Corp (c)	656	379
Boundless Bio Inc (c)	8,946	25,138
Bridgebio Pharma Inc (c)	330,367	25,302,809
C4 Therapeutics Inc (b)(c)	164,986	612,098
Cabaletta Bio Inc (b)(c)	300,184	933,572
Calidi Biotherapeutics Inc (b)(c)	322	431
CAMP4 Therapeutics Corp (b)(c)	60,986	241,505
Candel Therapeutics Inc (c)	121,197	1,584,045
Canton Strategic Holdings Inc (b)(c)	145,458	331,644
Capricor Therapeutics Inc (b)(c)	99,798	988,998
Cardiff Oncology Inc (c)	114,047	113,317
Cardio Diagnostics Holdings Inc (c)	2,251	4,209
CareDx Inc (c)	100,600	5,041,066
Caribou Biosciences Inc (c)	148,686	228,976
Carisma Therapeutics Inc rights (c)(d)	335,306	2
Cartesian Therapeutics Inc (c)	24,808	230,218
Cartesian Therapeutics Inc rights (c)(d)	188,029	56,409
CEL-SCI Corp (c)	11,520	18,662
Celcuity Inc (b)(c)	72,674	6,472,346
Celldex Therapeutics Inc (c)	148,169	5,871,937
Cellectar Biosciences Inc (c)	3,586	9,001
Celularity Inc Class A (b)(c)	20,677	38,252
Century Therapeutics Inc (b)(c)	200,295	410,605
Cerenome Inc (c)	10,097	28,474
CervoMed Inc (b)(c)	9,020	23,723
CG oncology Inc (c)	144,592	10,867,535
Chinook Therapeutics Inc rights (c)(d)	14,580	0
Cibus Inc Class A (b)(c)	101,251	164,027
Citius Oncology Inc Class A (c)	26,290	20,065
Clene Inc (b)(c)	14,451	61,850
Climb Bio Inc (c)	47,682	654,674
Cogent Biosciences Inc (c)	327,607	11,466,245
Coherus Oncology Inc (c)	271,407	366,399
Compass Therapeutics Inc (b)(c)	278,121	664,709
Corbus Pharmaceuticals Holdings Inc (c)	28,439	310,269
Corvus Pharmaceuticals Inc (b)(c)	139,142	1,953,554
Coya Therapeutics Inc (c)	31,132	141,962
Creative Medical Technology Holdings Inc (c)	1,551	1,753
Crescent Biopharma Inc (c)	12,808	212,613
Cue Biopharma Inc (c)	7,431	189,639
Cullinan Therapeutics Inc (c)	101,021	2,229,533
Curis Inc (b)(c)	1,651	2,460
Cyclerion Therapeutics Inc (b)(c)	2,260	8,317
Cypherpunk Technologies Inc (b)(c)	172,576	314,951
Cyteir Therapeutics Inc (c)(d)	15,830	0
Cytokinetics Inc (c)	259,598	18,408,094
CytomX Therapeutics Inc (c)	335,684	1,127,898
Damora Therapeutics Inc (c)	34,799	980,636
Denali Therapeutics Inc (c)	292,305	6,945,167
Design Therapeutics Inc (c)	59,466	897,342
DiaMedica Therapeutics Inc (c)	60,690	385,382
Dianthus Therapeutics Inc (b)(c)	76,677	8,097,858
Dianthus Therapeutics Inc rights (c)(d)	49,503	0
Disc Medicine Inc (c)	63,337	4,981,455
Dogwood Therapeutics Inc (c)	4,586	11,832
Dogwood Therapeutics Inc (CVR) (b)(c)(d)	776	0
Dyadic International Inc (c)	37,314	20,713
Dyne Therapeutics Inc (c)	314,223	7,990,691
Edesa Biotech Inc (c)	13,536	64,093
Editas Medicine Inc (c)	173,853	531,990
Eikon Therapeutics Inc (c)	44,245	462,803
Eledon Pharmaceuticals Inc (b)(c)	141,537	421,780
Elicio Therapeutics Inc (b)(c)	21,289	57,480
Elutia Inc (c)	44,700	38,625
Emergent BioSolutions Inc (b)(c)	97,468	594,555
Enanta Pharmaceuticals Inc (c)	55,349	737,802
Entrada Therapeutics Inc (c)	41,156	290,150
Equillium Inc (b)(c)	56,330	127,869
Erasca Inc (c)	516,100	9,227,868
Estrella Immunopharma Inc (b)(c)	16,762	12,152
Evommune Inc	20,401	258,277
Exagen Inc (b)(c)	32,643	239,600
Exelixis Inc (c)	481,117	26,288,233
Exicure Inc (b)(c)	4,731	6,198
eXoZymes Inc (c)	2,018	14,570
Faeth Therapeutics Inc (b)(c)	1,416	46,402
Fate Therapeutics Inc (c)	192,665	460,469
Fibrobiologics Inc (b)(c)	2,266	3,898
First Tracks Biotherapeutics Inc	51,469	2,153,463
Foghorn Therapeutics Inc (c)	62,159	356,793
Fortress Biotech Inc (b)(c)	49,320	134,890
Forum Markets Inc (b)(c)	33,083	187,581
Gain Therapeutics Inc (b)(c)	67,607	121,693
Galectin Therapeutics Inc (b)(c)	96,653	381,779
Genelux Corp (b)(c)	66,172	173,040
Generate Biomedicines Inc (b)	54,909	838,460
Genprex Inc (c)	32	119
GeoVax Labs Inc (b)(c)	576	364
Geron Corp (c)	1,042,405	1,553,183
Gilead Sciences Inc	2,373,557	347,346,332
Gossamer Bio Inc (b)(c)	381,135	64,793
GRAIL Inc (b)(c)	63,133	5,010,866
Greenland Mines Ltd (b)(c)	3,074	14,909
Greenwich Lifesciences Inc (b)(c)	12,315	184,109
GridAI Technologies Corp (b)(c)	8,541	31,773
GT Biopharma Inc (b)(c)	2,196	628
Gyre Therapeutics Inc (b)(c)	37,479	246,237
Gyre Therapeutics Inc rights (c)(d)	35,667	0
Halozyme Therapeutics Inc (c)	226,084	24,075,685
HCW Biologics Inc (b)(c)	121	434
Hemab Therapeutics Holdings Inc (b)	35,223	1,610,748
Heron Therapeutics Inc (b)(c)	318,390	101,248
Humacyte Inc Class A (b)(c)	320,793	192,925
Hyperliquid Strategies Inc	260,518	3,191,346
iBio Inc (c)	83,601	106,173
Ideaya Biosciences Inc (c)	176,789	7,089,239
Immix Biopharma Inc (b)(c)	115,896	1,626,021
ImmuCell Corp (c)	13,552	132,674
Immuneering Corp (b)(c)	102,983	513,885
Immunic Inc (b)(c)	29,230	461,834
ImmunityBio Inc (b)(c)	623,548	4,957,207
Immunome Inc (c)	201,382	5,519,881
Immunovant Inc (c)	151,116	6,168,555
Imunon Inc (b)(c)	1,776	2,895
IN8bio Inc (c)	2,040	2,244
Incyte Corp (c)	320,990	39,552,388
Indaptus Therapeutics Inc (c)	462	529
Inhibikase Therapeutics Inc (c)	147,712	341,215
Inhibrx Biosciences Inc (c)	18,263	2,313,922
Inmune Bio Inc (c)	29,204	67,169
Inovio Pharmaceuticals Inc (b)(c)	169,755	215,589
Insight Molecular Diagnostics Inc (b)(c)	38,622	151,398
Insmed Inc (c)	413,720	50,399,370
Instil Bio Inc (c)	6,775	51,558
Intellia Therapeutics Inc (b)(c)	272,319	3,466,621
Intensity Therapeutics Inc (b)(c)	3,092	13,017
Invivyd Inc (c)	393,306	375,568
Ionis Pharmaceuticals Inc (c)	315,227	19,027,102
Iovance Biotherapeutics Inc (b)(c)	726,325	5,934,075
Ironwood Pharmaceuticals Inc Class A (c)	272,073	1,156,310
Jade Biosciences Inc (c)	80,662	1,722,940
Janux Therapeutics Inc (c)	91,292	1,663,340
Jasper Therapeutics Inc Class A (b)(c)	49,896	35,496
Kailera Therapeutics Inc (c)	81,673	1,257,764
KALA BIO Inc (c)	23,295	15,934
Kalaris Therapeutics Inc (c)	17,343	70,066
Karyopharm Therapeutics Inc (b)(c)	39,752	81,889
Keros Therapeutics Inc (c)	44,854	496,982
Kineta Inc rights (c)(d)	58,487	0
Kodiak Sciences Inc (c)	78,202	2,920,845
Korro Bio Inc (c)	20,129	251,411
Korro Bio Inc rights (c)(d)	54,830	0
Krystal Biotech Inc (c)	50,254	18,059,277
Kura Oncology Inc (c)	182,908	2,313,786
Kymera Therapeutics Inc (c)	120,548	14,322,308
Kyntra Bio Inc (c)	7,005	54,499
Kyverna Therapeutics Inc (c)	68,371	579,444
Lantern Pharma Inc (c)	15,273	31,004
Larimar Therapeutics Inc (c)	138,826	530,315
Lexeo Therapeutics Inc (c)	116,003	552,174
Liminatus Pharma Inc (c)	161	621
Lineage Cell Therapeutics Inc (c)	438,013	481,814
Lisata Therapeutics Inc (c)	4,379	6,525
Lite Strategy Inc (c)	54,468	53,678
Longeveron Inc (c)	2,392	16,505
Lunai Bioworks Inc (c)	7,381	16,607
Lyell Immunopharma Inc (c)	25,810	369,599
MacroGenics Inc (c)	111,228	443,800
Madrigal Pharmaceuticals Inc (c)	36,139	19,516,144
MAIA Biotechnology Inc (c)	86,749	113,641
MannKind Corp (c)	580,611	2,328,250
MapLight Therapeutics Inc	39,080	506,868
Marker Therapeutics Inc (c)	12,811	17,039
Matinas BioPharma Holdings Inc (c)	7,652	1,513
MediciNova Inc (c)	87,575	125,232
MediPacific Inc Class A rights (c)(d)	44,132	0
Merrimack Pharmaceuticals Inc (c)(d)	28,782	0
Metagenomi Therapeutics Inc (c)	47,211	55,709
MetaVia Inc (c)	976	1,679
MetaVia Inc rights (c)(d)	380	0
MiMedx Group Inc (c)	215,047	976,313
Mineralys Therapeutics Inc (c)	119,356	3,063,869
Minerva Neurosciences Inc (c)	84,778	386,588
MiNK Therapeutics Inc (b)(c)	1,883	20,882
Mirum Pharmaceuticals Inc (c)	93,304	9,148,457
Moderna Inc (c)	674,346	94,637,718
Moleculin Biotech Inc (c)	915	590
Monopar Therapeutics Inc (c)	7,271	813,843
Monte Rosa Therapeutics Inc (c)	134,448	1,874,205
Mustang Bio Inc (c)	1,077	579
Myriad Genetics Inc (c)	178,829	575,829
NanoViricides Inc (c)	23,693	29,616
Natera Inc (c)	273,970	88,207,381
NeuBase Therapeutics Inc (c)(d)	1,359	0
Neuphoria Therapeutics Inc (c)	5,396	20,289
Neurocrine Biosciences Inc (c)	192,509	29,652,161
Neurogene Inc (c)	20,753	752,089
Neurogene Inc rights (c)(d)	9,649	0
NextCure Inc (b)(c)	3,634	23,221
Nkarta Inc (c)	86,961	235,664
Nomad Power Solutions Inc (b)(c)	21,027	87,052
Novavax Inc (b)(c)	313,558	2,938,038
Nurix Therapeutics Inc (c)	186,203	4,800,313
Nuvectis Pharma Inc (c)	32,473	738,111
Ocugen Inc (b)(c)	620,456	825,206
Odyssey Therapeutics Inc (b)(c)	33,067	810,803
Olema Pharmaceuticals Inc (c)	108,157	1,128,078
OmniAb Operations Inc $12.5 earnout shares (c)(d)	10,389	3,948
OmniAb Operations Inc $15 earnout shares (c)(d)	10,389	2,701
Oncternal Therapeutics Inc (c)(d)	4,027	0
Oncternal Therapeutics Inc rights (b)(c)(d)	2,146	0
OnKure Therapeutics Inc Class A (c)	78,011	283,180
Opus Genetics Inc (c)	99,678	360,834
Opus Genetics Inc rights (c)(d)	621	0
Organogenesis Holdings Inc Class A (c)	134,174	230,779
ORIC Pharmaceuticals Inc (c)	157,099	2,040,716
Oruka Therapeutics Inc (c)	97,183	9,001,089
OS Therapies Inc (b)(c)	40,424	68,317
Outlook Therapeutics Inc (c)	197,061	124,818
Ovid therapeutics Inc (b)(c)	347,879	928,837
Palatin Technologies Inc (b)(c)	3,119	30,254
Palisade Bio Inc (c)	274,359	535,000
Palvella Therapeutics Inc (c)	19,207	2,930,796
Palvella Therapeutics Inc rights (c)(d)	1,882	0
Passage Bio Inc (c)	6,427	28,472
PDL BioPharma Inc (c)(d)	218,274	1
PDS Biotechnology Corp (c)	97,931	20,957
Pelthos Therapeutics Inc (c)	2,052	49,412
PepGen Inc (b)(c)	86,181	257,681
Perspective Therapeutics Inc (b)(c)	168,801	533,411
PharmaCyte Biotech Inc (c)	15,256	7,642
Phio Pharmaceuticals Corp (b)(c)	13,285	14,481
PMV Pharmaceuticals Inc (c)	71,190	86,140
Praxis Precision Medicines Inc (c)	50,182	17,578,755
Precigen Inc (b)(c)	336,431	2,331,467
Precision BioSciences Inc (b)(c)	48,524	370,723
Prelude Therapeutics Inc (c)	72,911	408,302
Prime Medicine Inc (b)(c)	230,767	828,454
ProKidney Corp Class A (b)(c)	191,883	362,659
Protagonist Therapeutics Inc (c)	115,020	16,994,205
Protara Therapeutics Inc (c)	85,913	331,624
PTC Therapeutics Inc (c)	157,805	10,973,760
Puma Biotechnology Inc (c)	68,374	622,887
Pyxis Oncology Inc (c)	96,300	312,012
Q32 Bio Inc (c)	19,792	294,307
Q32 Bio Inc rights (c)(d)	61,627	0
Quince Therapeutics Inc (b)(c)	1,147	37,358
Rallybio Corp (c)	4,406	73,977
Recursion Pharmaceuticals Inc Class A (b)(c)	1,003,621	3,412,311
Regeneron Pharmaceuticals Inc	190,867	152,518,003
REGENXBIO Inc (c)	88,913	844,674
Rein Therapeutics Inc (c)	101,181	75,876
Relay Therapeutics Inc (c)	328,321	6,034,540
RenovoRx Inc (c)	77,982	150,505
Replimune Group Inc (c)	142,316	2,177,435
Revolution Medicines Inc (c)	382,231	78,575,227
Rezolute Inc (c)	166,332	780,097
Rhythm Pharmaceuticals Inc (c)	120,116	12,747,911
Rigel Pharmaceuticals Inc (c)	34,553	1,595,658
Rocket Pharmaceuticals Inc (c)	161,232	599,783
Roivant Sciences Ltd (c)	860,882	29,820,952
SAB Biotherapeutics Inc (b)(c)	125,270	464,752
Sagimet Biosciences Inc Class A (c)	105,527	1,082,707
Sana Biotechnology Inc (c)	328,030	1,269,476
Sarepta Therapeutics Inc (c)	200,784	4,222,488
Savara Inc (c)	265,429	1,430,662
Scholar Rock Holding Corp (c)	191,236	10,862,205
SELLAS Life Sciences Group Inc (b)(c)	360,649	4,811,058
Senti Biosciences Holdings Inc	19,991	7,401
Sera Prognostics Inc Class A (c)	50,639	107,355
Seres Therapeutics Inc (c)	13,870	68,102
Serina Therapeutics Inc (c)	4,103	9,929
Shattuck Labs Inc (c)	125,547	880,084
Silo Pharma Inc (c)	260	655
Sionna Therapeutics Inc (b)(c)	26,664	160,784
Skye Bioscience Inc (c)	3,829	6,433
Solid Biosciences Inc (c)	136,760	1,310,161
Soligenix Inc (c)	8,054	3,061
Sonnet BioTherapeutics Holdings Inc rights (b)(c)(d)	10,841	0
Spectrum Pharmaceuticals Inc rights (c)(d)	326,441	2
Spero Therapeutics Inc (c)	107,712	131,409
Spruce Biosciences Inc (c)	6,370	375,639
Spyre Therapeutics Inc (c)	147,343	13,162,150
Spyre Therapeutics Inc rights (c)(d)	125,415	0
Stoke Therapeutics Inc (c)	111,026	3,464,011
Summit Therapeutics Inc (b)(c)	298,158	4,060,912
Surface Oncology Inc rights (c)(d)	262,226	2
Surrozen Inc Class A (c)	16,165	355,953
Sutro Biopharma Inc (c)	28,066	568,056
Syndax Pharmaceuticals Inc (c)	170,874	3,296,159
Tango Therapeutics Inc (c)	235,689	5,383,137
Taysha Gene Therapies Inc (c)	502,421	2,858,775
Tectonic Therapeutic Inc (b)(c)	19,810	593,111
Tectonic Therapeutic Inc rights (c)(d)	3,980	0
Tempest Therapeutics Inc (b)(c)	7,495	8,170
Tempest Therapeutics Inc warrants 12/31/2030 (c)	7,495	55
Tenax Therapeutics Inc (c)	49,145	90,427
Tenaya Therapeutics Inc (c)	302,889	208,327
Tevogen Inc Class A (c)	357	2,492
TG Therapeutics Inc (b)(c)	252,686	13,720,850
Tonix Pharmaceuticals Holding Corp (c)	27,940	393,954
TransCode Therapeutics Inc (b)(c)	510	1,071
TransCode Therapeutics Inc rights (c)(d)	510	0
Travere Therapeutics Inc (c)	177,341	11,754,161
TriSalus Life Sciences Inc Class A (b)(c)	85,505	423,250
TScan Therapeutics Inc (c)	87,566	63,897
Twist Bioscience Corp (c)	124,629	17,323,431
Tyra Biosciences Inc (c)	60,758	1,520,773
Ultragenyx Pharmaceutical Inc (c)	192,297	4,847,807
Unicycive Therapeutics Inc (b)(c)	38,814	201,833
United Therapeutics Corp (c)	80,999	41,340,270
United Therapeutics Corp rights (c)(d)	30,469	0
Upstream Bio Inc (c)	64,337	425,911
Vanda Pharmaceuticals Inc (c)	110,198	595,069
Vaxcyte Inc (c)	253,418	15,392,609
Vera Therapeutics Inc Class A (c)	124,663	4,248,515
Veracyte Inc (c)	152,141	6,570,970
Verastem Inc (b)(c)	163,851	1,183,004
Vericel Corp (c)	97,806	3,902,459
Vertex Pharmaceuticals Inc (c)	485,212	264,207,639
Viking Therapeutics Inc (c)	223,309	7,320,069
Vir Biotechnology Inc (c)	245,732	2,688,308
Viridian Therapeutics Inc (c)	193,075	4,471,617
Viridian Therapeutics Inc rights (c)(d)	27,850	0
Vistagen Therapeutics Inc (c)	46,961	11,975
VivoSim Labs Inc (c)	991	289
Vor BioPharma Inc (c)	84,311	1,895,311
Voyager Therapeutics Inc (c)	80,617	278,129
vTv Therapeutics Inc Class A (c)	4,775	152,800
Werewolf Therapeutics Inc (c)	54,577	51,357
Whitehawk Therapeutics Inc (c)	64,770	294,056
X4 Pharmaceuticals Inc (c)	167,332	676,021
XBiotech Inc (c)	35,154	80,151
Xencor Inc (c)	139,991	3,816,855
Xilio Therapeutics Inc (b)(c)	4,514	40,400
Z Squared Inc (b)(c)	21,507	63,446
Zenas Biopharma Inc (c)	73,434	2,373,387
Zentalis Pharmaceuticals Inc (c)	99,510	374,158
		3,426,021,554
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	3,329,401	367,432,695
Accuray Inc Del (c)	181,282	47,677
Acme United Corp	6,166	384,265
Adagio Medical Holdings Inc (c)	18,364	9,704
Align Technology Inc (c)	127,256	20,334,236
Alphatec Holdings Inc (c)	230,064	2,155,700
AngioDynamics Inc (c)	76,740	1,237,816
Anteris Technologies Global Corp (c)	146,558	1,261,864
Apyx Medical Corp (c)	64,599	197,027
Artivion Inc (c)	83,059	2,241,762
AtriCure Inc (c)	96,825	4,681,489
Autonomix Medical Inc (c)	49	237
Axe Compute Inc (c)	7,600	75,696
Axogen Inc (c)	102,083	5,181,733
Baxter International Inc	987,111	25,664,886
Becton Dickinson & Co	526,389	99,019,035
Beta Bionics Inc (b)(c)	76,646	1,529,088
Beyond Air Inc (c)	406	1,612
Biomerica Inc (b)(c)	1,719	3,593
Bioventus Inc (b)(c)	91,236	1,245,371
Boston Scientific Corp (c)	2,842,058	137,271,401
Butterfly Network Inc Class A (c)	409,572	3,231,523
CapsoVision Inc (b)(c)	14,794	86,397
Carlsmed Inc (c)	12,005	195,561
Ceribell Inc (c)	40,457	970,159
Cerus Corp (c)	374,841	989,580
ClearPoint Neuro Inc (b)(c)	56,913	861,663
Co-Diagnostics Inc (c)	4,336	5,377
CONMED Corp	58,025	2,892,546
Cooper Cos Inc/The (c)	373,067	26,148,266
CVRx Inc (b)(c)	34,303	101,537
CytoSorbents Corp (b)(c)	94,319	32,163
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	49,243	0
Delcath Systems Inc (b)(c)	51,837	853,237
DENTSPLY SIRONA Inc (b)	379,596	4,240,087
Dexcom Inc (c)	737,268	67,135,624
Edwards Lifesciences Corp (c)	1,100,765	99,894,424
ElectroCore Inc (b)(c)	10,185	96,656
ElectroCore Inc rights (c)(d)	1,867	0
Electromed Inc (c)	13,976	390,909
Embecta Corp	119,339	613,402
Enovis Corp (c)	110,489	2,716,925
Envista Holdings Corp (c)	309,127	8,389,707
Envoy Medical Inc Class A (c)	57,221	41,714
enVVeno Medical Corp (c)	841	9,646
Femasys Inc (b)(c)	2,611	8,956
Fractyl Health Inc (c)	214,197	152,251
GE HealthCare Technologies Inc	870,134	61,979,645
Glaukos Corp (c)	112,167	20,140,707
Globus Medical Inc Class A (c)	217,425	17,691,872
Haemonetics Corp (c)	88,490	9,120,664
HeartBeam inc (c)	70,208	32,998
HeartSciences Inc (c)	2,249	7,084
Hyperfine Inc Class A (c)	140,568	115,870
ICU Medical Inc (c)	47,835	8,273,063
IDEXX Laboratories Inc (c)	150,702	83,894,296
Innovative Eyewear Inc (b)(c)	3,111	2,800
Inogen Inc (c)	47,781	256,584
Inspire Medical Systems Inc (c)	50,054	3,152,901
Insulet Corp (c)	132,142	19,644,230
Integer Holdings Corp (c)	65,252	8,172,813
Integra LifeSciences Holdings Corp (c)	126,161	2,134,644
Intelligent Bio Solutions Inc (c)	409	982
Intuitive Surgical Inc (c)	677,173	255,199,418
iRadimed Corp	15,038	1,298,982
iRhythm Technologies Inc (c)	63,518	7,554,831
IRIDEX Corp (c)	14,475	10,474
Kestra Medical Technologies Ltd (b)(c)	37,989	978,217
Kewaunee Scientific Corp (c)	3,820	143,899
KORU Medical Systems Inc (c)	83,742	276,349
Lantheus Holdings Inc (c)	124,398	12,559,222
LeMaitre Vascular Inc	39,741	3,190,407
LENSAR Inc (b)(c)	17,123	143,662
LivaNova PLC (c)	104,598	8,347,966
Lucid Diagnostics Inc (c)	295,635	289,308
Medline Inc Class A (b)	768,626	26,924,969
Medtronic PLC	2,453,937	222,449,389
Merit Medical Systems Inc (c)	113,703	10,308,314
Microbot Medical Inc (b)(c)	116,777	173,998
Milestone Scientific Inc (c)	101,876	48,574
MiniMed Group Inc	57,808	1,171,190
Mobia Medical Inc (b)	22,348	249,404
Modular Medical Inc (b)(c)	6,953	26,143
Myomo Inc (c)	51,656	76,967
Neogen Corp (c)	414,783	4,794,891
Neuraxis Inc (c)	15,339	92,187
Neuronetics Inc (b)(c)	70,547	200,353
NeuroOne Medical Technologies Corp (b)(c)	13,914	23,654
NeuroPace Inc (c)	45,863	671,893
Nexalin Technology Inc (c)	567	4,026
Nexgel Inc (c)	13,583	4,874
Novocure Ltd (c)	205,369	3,624,763
Omnicell Inc (c)	86,168	3,029,667
OraSure Technologies Inc (c)	140,035	502,726
Orchestra BioMed Holdings Inc (b)(c)	72,901	367,421
Orthofix Medical Inc (c)	74,569	700,203
OrthoPediatrics Corp (c)	31,197	727,202
Outset Medical Inc (c)	36,081	137,829
Owlet Inc Class A (c)	42,117	209,743
PAVmed Inc (c)	877	4,569
Penumbra Inc (c)	74,951	24,216,668
Precision Optics Corp Inc/Mass (c)	12,212	52,512
Pro-Dex Inc (c)	4,061	252,188
Procept Biorobotics Corp (b)(c)	108,998	2,310,758
Pulmonx Corp (c)	73,767	175,565
Pulse Biosciences Inc (b)(c)	36,597	1,841,927
QT Imaging Holdings Inc (c)	36,910	108,146
QuidelOrtho Corp (c)	130,024	1,876,246
ResMed Inc	277,485	66,624,149
Retractable Technologies Inc (c)	31,995	23,420
Rockwell Medical Inc (c)	5,232	43,478
RxSight Inc (c)	64,965	476,193
Sanara Medtech Inc (c)	6,708	233,975
SANUWAVE Health Inc (c)	13,569	63,639
SeaStar Medical Holding Corp Class A (b)(c)	8,656	27,007
Senseonics Holdings Inc (b)(c)	89,551	826,556
Sensus Healthcare Inc (c)	24,723	87,519
Shoulder Innovations Inc (c)	9,299	194,907
SI-BONE Inc (b)(c)	76,186	1,449,058
Sight Sciences Inc (c)	63,970	543,745
SiNtx Technologies Inc (c)	1,861	2,847
SkyAI Inc (c)	72,626	99,498
Solana Co Class A (c)	84,512	186,772
Solventum Corp (c)	281,452	25,629,019
Spectral AI Inc Class A (b)(c)	28,717	45,086
STAAR Surgical Co (c)	95,247	2,151,630
Stereotaxis Inc (c)	147,625	212,580
STERIS PLC	187,425	43,602,552
Streamex Corp (b)(c)	192,564	144,134
Strive Inc Class A (b)(c)	117,468	2,845,075
Stryker Corp	659,645	213,593,051
Tactile Systems Technology Inc (c)	42,970	987,451
Tandem Diabetes Care Inc (c)	130,971	2,882,672
Tela Bio Inc (c)	66,813	49,308
Teleflex Inc	84,885	12,057,914
TransMedics Group Inc (b)(c)	66,013	5,602,523
Treace Medical Concepts Inc (c)	91,751	431,230
UFP Technologies Inc (b)(c)	14,747	4,393,869
USBC Inc (c)	19,574	8,280
Utah Medical Products Inc	6,054	430,621
Varex Imaging Corp (c)	83,248	1,539,256
Vivani Medical Inc (c)	106,359	147,839
VolitionRX Ltd (b)(c)	7,037	3,053
Xtant Medical Holdings Inc (b)(c)	113,093	44,332
Zimmer Biomet Holdings Inc	370,025	37,017,301
		2,146,709,583
Health Care Providers & Services - 1.7%
Acadia Healthcare Co Inc (b)(c)	174,321	4,804,287
Accendra Health Inc (c)	136,599	165,285
AdaptHealth Corp (c)	202,599	1,132,528
Addus HomeCare Corp (c)	34,644	3,972,627
agilon health Inc (c)	24,059	2,114,546
AirSculpt Technologies Inc (b)(c)	45,733	115,247
Alignment Healthcare Inc (c)	314,757	4,217,744
AMN Healthcare Services Inc (c)	73,452	2,517,935
Ardent Health Inc (c)	47,270	511,461
Astrana Health Inc (c)	81,321	3,099,143
Aveanna Healthcare Holdings Inc (c)	170,489	2,287,962
Billiontoone Inc Class A (b)(c)	8,655	784,749
Biodesix Inc (b)(c)	11,294	297,540
BrightSpring Health Services Inc (c)	301,681	17,618,170
Brookdale Senior Living Inc (c)	452,845	5,339,043
Cardinal Health Inc	447,393	104,967,346
Castle Biosciences Inc (c)	57,347	1,894,171
Cencora Inc	371,807	120,316,745
Centene Corp (c)	897,237	57,728,229
Chemed Corp	25,320	13,133,737
Cigna Group/The	505,696	139,612,552
Clover Health Investments Corp Class A (c)	771,958	3,203,626
Community Health Systems Inc (b)(c)	215,637	629,660
Concentra Group Holdings Parent Inc	226,511	7,642,481
CorVel Corp (c)	59,213	4,078,591
Cosmos Health Inc (b)(c)	21,664	5,260
Cryo-Cell International Inc (c)	8,559	35,948
CVS Health Corp	2,438,898	229,036,912
DataMeds AI Inc (b)(c)	947	912
DaVita Inc (c)	61,269	10,783,957
DocGo Inc Class A (c)	164,184	62,554
Elevance Health Inc	415,149	162,962,588
Encompass Health Corp	189,824	22,818,743
Ensign Group Inc/The	110,582	19,048,855
Fulgent Genetics Inc (c)	38,121	738,404
GeneDx Holdings Corp Class A (b)(c)	42,018	3,563,547
GMR Solutions Inc Class A	62,060	754,029
Guardant Health Inc (c)	253,077	40,244,305
Guardian Pharmacy Services Inc Class A (c)	53,556	1,986,392
HCA Healthcare Inc	296,847	123,028,239
HealthEquity Inc (c)	161,167	15,559,062
Henry Schein Inc (c)	184,980	16,611,204
Hims & Hers Health Inc Class A (b)(c)	404,855	11,975,611
Hinge Health Inc Class A (c)	61,483	5,690,866
Humana Inc	229,336	87,888,435
Infusystem Holdings Inc (c)	37,518	455,844
Innovage Holding Corp (c)	42,801	462,251
Joint Corp/The (c)	27,146	229,112
Labcorp Holdings Inc	156,728	52,137,136
LifeStance Health Group Inc (c)	437,886	5,412,271
Lumexa Imaging Holdings Inc (b)	53,010	618,627
McKesson Corp	229,711	203,367,743
Molina Healthcare Inc (c)	99,553	19,788,150
Nakamoto Inc (c)	20,246	151,643
National HealthCare Corp	24,156	5,230,499
NeoGenomics Inc (c)	248,119	4,443,811
NRC Health Class A	27,195	569,463
Nutex Health Inc (b)(c)	9,919	1,872,310
Omada Health Inc (c)	16,418	403,062
OPKO Health Inc (c)	884,181	1,299,746
Option Care Health Inc (c)	299,281	7,018,139
P3 Health Partners Inc Class A (c)	3,210	29,083
PACS Group Inc (c)	84,512	3,575,703
Park Dental Partners Inc	2,752	57,076
Pediatrix Medical Group Inc (c)	152,722	4,005,898
Pennant Group Inc/The (c)	65,995	2,425,976
Precipio Inc (c)	3,188	88,276
Privia Health Group Inc (c)	229,260	4,697,537
Progyny Inc (c)	140,130	3,585,927
Quest Diagnostics Inc	211,478	50,818,163
RadNet Inc (c)	136,364	10,339,118
SBC Medical Group Holdings Inc (c)	18,778	75,488
Sonida Senior Living Inc (c)	61,751	2,315,663
Starling Oncology Inc (b)(c)	133,683	790,067
Strata Critical Medical Inc (c)	137,546	778,510
Surgery Partners Inc (b)(c)	145,869	2,026,120
Tenet Healthcare Corp (c)	164,735	43,804,684
UnitedHealth Group Inc	1,735,912	675,981,493
Universal Health Services Inc Class B	101,816	17,342,319
US Physical Therapy Inc	29,014	2,255,548
Viemed Healthcare Inc (c)	63,564	561,906
Vivos Therapeutics Inc (b)(c)	12,072	2,366
		2,383,997,956
Health Care Technology - 0.1%
American Well Corp (c)	28,655	343,000
Bullfrog AI Holdings Inc (c)	6,910	3,697
CareCloud Inc (c)	69,721	163,844
Certara Inc (b)(c)	230,366	1,909,734
Claritev Corp Class A (b)(c)	14,553	579,646
DarioHealth Corp (c)	10,236	75,439
Definitive Healthcare Corp Class A (c)	96,233	91,421
Doximity Inc Class A (c)	256,607	6,853,973
Evolent Health Inc Class A (c)	212,059	954,266
Firefly Neuroscience Inc (b)(c)	19,619	21,973
GoodRx Holdings Inc Class A (b)(c)	171,631	598,992
Health Catalyst Inc (c)	131,903	216,321
Healthcare Triangle Inc (b)(c)	140	115
HealthStream Inc	45,134	1,311,143
HeartFlow Inc (c)	34,417	1,734,273
LifeMD Inc (b)(c)	75,002	231,756
OptimizeRx Corp (c)	29,048	231,803
Phreesia Inc (c)	108,093	1,319,816
Schrodinger Inc/United States (c)	109,153	2,128,484
Scienture Holdings Inc (b)(c)	53,466	20,772
Simulations Plus Inc (b)(c)	29,695	546,388
Teladoc Health Inc (b)(c)	342,771	2,173,168
Veeva Systems Inc Class A (c)	286,743	81,919,608
Waystar Holding Corp (b)(c)	220,440	5,771,119
		109,200,751
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (c)	223,797	13,976,123
Adaptive Biotechnologies Corp (c)	237,619	5,921,465
Agilent Technologies Inc	539,906	82,907,965
Alamar Biosciences Inc	24,321	742,763
Alpha Teknova Inc (b)(c)	24,279	174,323
Avantor Inc (c)	1,308,799	19,029,937
Azenta Inc (c)	77,627	2,534,522
Bio-Rad Laboratories Inc Class A (c)	34,523	13,330,021
Bio-Techne Corp	299,199	21,635,080
BioLife Solutions Inc (c)	74,912	2,776,988
Bionano Genomics Inc (b)(c)	2,769	3,377
Bruker Corp	213,245	12,370,342
Champions Oncology Inc (c)	12,140	60,639
Charles River Laboratories International Inc (c)	92,153	26,562,181
Circle8 Group Inc (c)	59,515	43,589
Codexis Inc (c)	147,086	250,046
CryoPort Inc (c)	96,137	1,538,192
Cytek Biosciences Inc (c)	202,947	970,087
Danaher Corp	1,204,004	257,127,094
Fortrea Holdings Inc (c)	180,164	3,309,613
Ginkgo Bioworks Holdings Inc Class A (b)(c)	91,602	623,810
Harvard Bioscience Inc (c)	7,017	56,908
Illumina Inc (c)	289,227	61,787,564
IQVIA Holdings Inc (c)	319,078	83,339,983
Lifecore Biomedical Inc (c)	69,881	311,669
Maravai LifeSciences Holdings Inc Class A (c)	237,174	1,812,009
MaxCyte Inc (c)	199,344	257,154
Medpace Holdings Inc (c)	43,129	25,618,195
Mesa Laboratories Inc	10,802	1,381,252
Mettler-Toledo International Inc (c)	38,665	54,329,738
Nautilus Biotechnology Inc Class A (c)	91,457	88,933
OmniAb Inc (c)	232,700	1,019,226
Pacific Biosciences of California Inc (c)	571,988	775,044
Personalis Inc (c)	133,432	2,238,989
Quanterix Corp (c)	78,482	209,547
Quantum-Si Inc Class A (b)(c)	327,928	251,160
Rapid Micro Biosystems Inc Class A (b)(c)	31,525	47,918
Repligen Corp (c)	101,586	18,385,034
Revvity Inc	213,570	27,480,052
Seer Inc Class A (c)	81,312	159,372
Sotera Health Co (c)	505,224	9,548,734
Standard BioTools Inc (c)	557,854	367,458
Tempus AI Inc Class A (b)(c)	197,049	12,423,939
Thermo Fisher Scientific Inc	710,242	438,290,338
Waters Corp (c)	187,736	77,840,978
West Pharmaceutical Services Inc	135,025	46,058,378
		1,329,967,729
Pharmaceuticals - 3.3%
Aardvark Therapeutics Inc (c)	22,633	138,061
Aclaris Therapeutics Inc (c)	251,230	1,519,942
Adial Pharmaceuticals Inc (b)(c)	310	1,783
Alto Neuroscience Inc (b)(c)	58,732	2,077,938
Alumis Inc (c)	161,511	3,522,555
Amneal Intermediate Inc Class A (c)	329,037	5,748,276
Amphastar Pharmaceuticals Inc (c)	68,021	1,532,513
Amylyx Pharmaceuticals Inc (c)	188,990	6,378,413
AN2 Therapeutics Inc (c)	57,922	321,467
ANI Pharmaceuticals Inc (c)	34,071	2,495,701
Aquestive Therapeutics Inc (b)(c)	168,914	863,151
Arvinas Inc (c)	125,586	1,155,391
Aspire Biopharma Holdings Inc Class A (c)	1,745	15,670
AtaiBeckley Inc (c)	385,819	2,831,911
Atea Pharmaceuticals Inc (c)	138,124	738,963
Avalyn Pharma Inc	33,887	1,176,896
Axsome Therapeutics Inc (c)	82,486	16,375,121
Aytu BioPharma Inc (c)	9,757	22,344
BioAge Labs Inc (c)	58,922	559,759
Biofrontera Inc (c)	422	646
Biote Corp Class A (c)	40,289	66,074
Bristol-Myers Squibb Co	3,904,204	260,839,869
Cadrenal Therapeutics Inc (c)	1,109	1,941
CalciMedica Inc (c)	2,337	5,001
Cingulate Inc (b)(c)	22,533	116,496
Citius Pharmaceuticals Inc (b)(c)	15,291	8,872
Cocrystal Pharma Inc (b)(c)	8,526	9,890
Cognition Therapeutics Inc (c)	143,658	147,968
Collegium Pharmaceutical Inc (b)(c)	63,627	1,565,860
Context Therapeutics Inc (c)	97,615	38,041
Contineum Therapeutics Inc Class A (c)	48,206	782,865
Corcept Therapeutics Inc (c)	182,314	20,665,292
CorMedix Inc (b)(c)	136,059	1,123,847
Crinetics Pharmaceuticals Inc (c)	201,466	17,114,537
Cumberland Pharmaceuticals Inc	17,887	119,664
Dare Bioscience Inc (b)(c)	15,326	11,663
Definium Therapeutics Inc (c)	246,878	9,805,994
Edgewise Therapeutics Inc (c)	143,529	5,995,206
Elanco Animal Health Inc (c)	953,194	22,800,400
Eli Lilly & Co	1,512,116	1,749,109,941
Enliven Therapeutics Inc (c)	103,733	6,005,104
Enliven Therapeutics Inc rights (b)(c)(d)	30,877	0
Eton Pharmaceuticals Inc (c)	45,648	2,758,965
Evolus Inc (c)	125,218	1,138,232
EyePoint Inc (c)	151,077	679,847
Filana Therapeutics Inc (c)	81,461	73,152
Fulcrum Therapeutics Inc (c)	89,219	347,062
Harmony Biosciences Holdings Inc (c)	77,309	3,044,428
Harrow Inc (b)(c)	62,560	2,309,090
Hepion Pharmaceuticals Inc rights (c)(d)	1	0
Hyperion DeFi Inc (c)	21,776	74,474
IGC Pharma Inc (c)	98,554	29,487
ImageneBio Inc (c)	5,821	29,687
ImageneBio Inc rights (c)(d)	70,277	0
Impact BioMedical Inc (c)	236,904	109,244
Indivior Pharmaceuticals Inc	232,063	8,105,961
Innoviva Inc (c)	136,315	2,831,263
Jaguar Health Inc (b)(c)	221	174
Jazz Pharmaceuticals PLC (c)	119,748	30,018,429
Johnson & Johnson	4,601,162	1,223,218,918
Journey Medical Corp (b)(c)	41,348	306,389
Jupiter Neurosciences Inc (b)(c)	214	758
Kiora Pharmaceuticals Inc (c)	747	1,875
LB Pharmaceuticals Inc (c)	46,522	2,198,630
LENZ Therapeutics Inc (b)(c)	39,451	205,540
LeonaBio Inc (c)	11,846	93,820
Lexicon Pharmaceuticals Inc (c)	425,120	956,520
Ligand Pharmaceuticals Inc (c)	38,391	10,906,883
Lipocine Inc (c)	8,688	19,461
Liquidia Corp (c)	134,043	9,137,711
Maze Therapeutics Inc (c)	57,054	1,515,925
MBX Biosciences Inc (c)	51,895	3,196,732
Merck & Co Inc	4,721,209	697,605,842
Mira Pharmaceuticals Inc (c)	35,895	27,646
Nektar Therapeutics (c)	64,894	4,632,134
Neonc Technologies Holdings Inc (c)	26,658	131,691
Neumora Therapeutics Inc (c)	177,682	236,317
NRX Therapeutics Inc (b)(c)	50,449	175,563
Nutriband Inc (b)(c)	9,774	42,419
Nuvation Bio Inc Class A (c)	462,374	3,079,411
Ocular Therapeutix Inc (c)	333,163	3,494,880
Omeros Corp (b)(c)	140,012	2,630,825
Optinose Inc (c)(d)	14,747	0
Organon & Co	503,055	6,922,037
Pacira BioSciences Inc (c)	80,341	2,080,832
Perrigo Co PLC	265,599	3,888,369
Pfizer Inc	10,897,256	310,135,906
Phathom Pharmaceuticals Inc (b)(c)	94,421	903,609
Phibro Animal Health Corp Class A	39,289	1,482,767
Pliant Therapeutics Inc (c)	94,752	104,227
Polaryx Therapeutics Inc (b)	26,450	53,165
Prestige Consumer Healthcare Inc (c)	91,620	4,744,084
Processa Pharmaceuticals Inc (b)(c)	969	1,986
Pulmatrix Inc (c)	4,427	6,508
Q/C Technologies Inc (b)(c)	11,394	26,434
Rafael Holdings Inc Class B (c)	74,903	192,501
Rani Therapeutics Holdings Inc Class A (c)	138,177	117,976
Rapport Therapeutics Inc (c)	54,251	2,640,396
Relmada Therapeutics Inc (c)	206,166	898,884
Rocket One Inc (c)	17,053	11,724
Royalty Pharma PLC Class A	745,220	45,763,960
SCYNEXIS Inc (c)	15,302	80,029
Seaport Therapeutics Inc (b)(c)	30,272	716,841
Seelos Therapeutics Inc rights (b)(c)(d)	1,387	0
Senestech Inc (c)	891	971
Septerna Inc (c)	44,286	1,689,511
SIGA Technologies Inc	72,016	226,130
Sonoma Pharmaceuticals Inc (c)	2,528	3,261
SpyGlass Pharma Inc (c)	22,951	599,021
Stablecoin Development Corp (b)	48,333	45,684
Supernus Pharmaceuticals Inc (c)	109,753	4,852,180
Talphera Inc (c)	63,382	75,425
Tarsus Pharmaceuticals Inc (c)	75,214	5,583,887
Telomir Pharmaceuticals Inc (c)	35,906	40,215
TherapeuticsMD Inc (c)	14,835	32,340
Theravance Biopharma Inc (c)	69,620	1,186,325
Third Harmonic Bio Inc (c)(d)	39,477	0
Traws Pharma Inc (c)	7,466	4,420
Traws Pharma Inc rights (c)(d)	23,169	0
Trevi Therapeutics Inc (c)	223,521	3,710,449
Tvardi Therapeutics Inc (c)	14,439	25,990
VeraDermics Inc (b)	38,003	3,739,875
Verrica Pharmaceuticals Inc (c)	20,498	111,919
Veru Inc (c)	23,036	64,501
Viatris Inc	2,229,674	36,811,918
Wave Life Sciences Inc	289,719	1,419,623
Xeris Biopharma Holdings Inc (c)	331,634	2,798,991
Yarrow Bioscience Inc (b)	427	14,074
Zevra Therapeutics Inc (c)	113,895	1,337,127
Zoetis Inc Class A	800,608	61,726,877
		4,666,049,360
TOTAL HEALTH CARE		14,061,946,933
Industrials - 9.4%
Aerospace & Defense - 2.3%
AAR Corp (c)	74,686	9,656,153
AeroVironment Inc (b)(c)	61,421	9,111,805
AerSale Corp (c)	59,068	324,283
Aevex Corp Class A (b)	47,535	836,616
Air Industries Group (c)	6,951	18,490
AIRO Group Holdings Inc (b)(c)	20,520	156,362
Archer Aviation Inc Class A (b)(c)	1,248,492	7,216,284
Arxis Inc Class A	85,739	4,438,708
Astronics Corp (c)	73,091	5,384,614
ATI Inc (c)	260,880	53,271,696
Axon Enterprise Inc (c)	153,967	87,231,544
Beta Technologies Inc Class A (b)(c)	59,793	1,201,839
Boeing Co (c)	1,506,963	313,116,773
BWX Technologies Inc	174,846	26,627,297
Byrna Technologies Inc (c)	34,695	125,249
Cadre Holdings Inc	59,053	1,751,512
Carpenter Technology Corp	95,022	45,270,381
CPI Aerostructures Inc (c)	19,687	103,160
Curtiss-Wright Corp	70,726	41,200,017
Ducommun Inc (c)	26,595	4,558,915
Eve Holding Inc Class A (b)(c)	193,708	435,843
Exyn Technologies Inc	268	844
Firefly Aerospace Inc (b)(c)	62,094	1,311,425
FTAI Aviation Ltd	196,347	37,325,565
GE Aerospace	1,994,390	669,536,668
General Dynamics Corp	484,869	180,056,103
Hawkeye 360 Inc	30,838	584,688
HEICO Corp	83,958	27,802,692
HEICO Corp Class A	138,476	33,811,685
Hexcel Corp	144,584	13,398,599
Honeywell Aerospace Inc	605,655	95,760,112
Howmet Aerospace Inc	764,807	187,339,475
Huntington Ingalls Industries Inc	75,374	21,948,909
Innovative Solutions And Support Inc (c)	22,731	431,889
Intuitive Machines Inc Class A (b)(c)	241,015	3,701,990
Karman Holdings Inc (c)	174,812	7,245,957
Kratos Defense & Security Solutions Inc (c)	357,693	18,235,189
L3Harris Technologies Inc	355,860	94,747,725
Leonardo DRS Inc	148,278	5,634,564
Loar Holdings Inc (b)(c)	67,876	4,764,216
Lockheed Martin Corp	387,709	217,593,922
Mercury Systems Inc (c)	100,654	8,790,114
Merlin Inc Class A (b)(c)	67,169	203,522
Momentus Inc Class A (b)(c)	21,722	92,319
Moog Inc Class A	54,232	20,147,188
National Presto Industries Inc	10,178	1,544,104
Northrop Grumman Corp	255,120	137,688,264
Optex Systems Holdings Inc (c)	10,319	101,539
Park Aerospace Corp	36,817	1,198,025
Red Cat Holdings Inc (b)(c)	252,622	2,170,023
Redwire Corp Class A (c)	214,246	2,292,432
Rocket Lab Corp (c)	972,981	62,192,946
RTX Corp	2,573,659	534,626,185
Safe Pro Group Inc (b)(c)	20,437	107,907
Satellogic Inc Class A (b)(c)	150,446	732,672
Sidus Space Inc Class A (b)(c)	155,143	336,660
SIFCO Industries Inc (b)(c)	7,112	166,705
StandardAero Inc (c)	365,725	8,956,605
Starfighters Space Inc (b)	57,906	192,248
Swarmer Inc (b)	5,306	175,841
Textron Inc	332,227	26,764,207
TransDigm Group Inc	106,926	125,289,471
V2X Inc (c)	39,352	3,036,400
Virgin Galactic Holdings Inc Class A (b)(c)	204,016	595,727
VirTra Inc (c)	19,530	60,348
Visionwave Holdings Inc (c)	24,296	20,047
Voyager Technologies Inc Class A (b)(c)	25,665	863,114
VSE Corp	53,959	11,260,164
Woodward Inc	113,978	38,732,004
York Space Systems Inc (b)	36,604	332,730
		3,221,939,269
Air Freight & Logistics - 0.3%
Air T Inc (b)(c)	2,301	72,942
Arrive AI Inc (c)	8,388	2,054
CH Robinson Worldwide Inc	225,480	33,745,337
Cheetah Net Supply Chain Service Inc Class A (c)	1,272	1,857
Expeditors International of Washington Inc	249,625	47,341,381
FedEx Corp	419,370	137,301,738
Forward Air Corp Class Common Stock (c)	43,285	735,845
GXO Logistics Inc (c)	222,141	10,602,790
Hub Group Inc Class A	115,936	4,622,368
Radiant Logistics Inc (c)	74,104	632,848
United Parcel Service Inc Class B	1,427,366	148,774,359
VerifyMe Inc (c)	25,759	16,398
		383,849,917
Building Products - 0.5%
A O Smith Corp	213,896	12,647,670
AAON Inc	130,570	9,919,403
Advanced Drainage Systems Inc	137,005	18,595,689
Allegion plc	163,979	25,457,740
Alpha Pro Tech Ltd (c)	17,947	98,888
Apogee Enterprises Inc	40,387	1,577,516
Armstrong World Industries Inc	81,570	14,077,351
AZZ Inc	56,750	7,783,830
Builders FirstSource Inc (c)	206,855	13,735,172
Carlisle Cos Inc	77,196	26,754,590
Carrier Global Corp	1,493,243	86,936,607
CEA Industries Inc (b)(c)	85,684	264,764
CSW Industrials Inc	31,461	9,719,876
Fortune Brands Innovations Inc	227,424	10,081,706
Gibraltar Industries Inc (c)	56,628	2,547,694
Griffon Corp	73,510	7,159,139
Hayward Holdings Inc (c)	380,097	5,340,363
Insteel Industries Inc	36,312	1,092,991
Janus International Group Inc (c)	259,301	1,286,133
JELD-WEN Holding Inc (c)	157,791	377,120
Jewett-Cameron Trading Co Ltd (c)	1,150	3,403
Johnson Controls International plc	1,166,009	161,189,084
Lennox International Inc	60,613	23,192,958
Louisiana-Pacific Corp	121,230	8,547,927
Madison Air Solutions Corp Class A	168,221	4,441,034
Masco Corp	385,641	27,827,855
Masterbrand Inc (c)	389,047	3,209,638
Modine Manufacturing Co (c)	100,785	17,983,068
Owens Corning	153,858	21,255,483
Quanex Building Products Corp	87,117	1,674,389
Resideo Technologies Inc (c)	265,136	5,133,033
Simpson Manufacturing Co Inc	78,550	14,344,016
Tecnoglass Holdings Inc	48,857	1,939,623
Tecogen Inc (c)	29,148	89,192
Trane Technologies PLC	422,422	187,724,337
Trex Co Inc (c)	197,890	9,019,826
UFP Industries Inc	108,700	9,187,324
Zurn Elkay Water Solutions Corp	284,071	13,578,594
		765,795,026
Commercial Services & Supplies - 0.5%
ABM Industries Inc	112,884	5,263,781
ACCO Brands Corp	171,926	735,843
ACV Auctions Inc Class A (c)	333,592	2,345,152
Aqua Metals Inc (c)	5,050	15,100
Birchtech Corp (c)	12,555	15,066
Brady Corp Class A	83,919	7,607,257
Bridger Aerospace Group Holdings Inc (b)(c)	48,376	52,730
BrightView Holdings Inc (c)	127,826	1,420,147
Brink's Co/The	78,716	8,574,534
Casella Waste Systems Inc Class A (c)	120,096	11,078,856
Cintas Corp	650,106	131,184,890
CitroTech Inc (c)	34,699	207,847
Clean Harbors Inc (c)	94,823	29,892,951
CompX International Inc Class A	2,713	86,355
Copart Inc (c)	1,693,094	55,855,171
CoreCivic Inc (c)	189,514	6,295,655
Deluxe Corp	85,911	1,984,544
DSS Inc (c)	1,202	645
Ennis Inc	48,974	1,045,105
Enviri Corp	52,232	1,163,729
Fuel Tech Inc (c)	68,515	97,291
GEO Group Inc/The (c)	250,706	7,974,958
Greenwave Technology Solutions Inc (c)	164	803
Healthcare Services Group Inc (c)	131,484	2,891,333
HNI Corp	133,321	6,456,736
Interface Inc	112,730	4,274,722
Knightscope Inc Class A (b)(c)	20,781	28,886
LanzaTech Global Inc Class A (b)(c)	12,131	76,911
Liquidity Services Inc (c)	44,963	1,874,058
MillerKnoll Inc	131,563	2,972,008
Mobile Infrastructure Corp Class A (c)	66,044	200,774
MSA Safety Inc	69,548	12,989,480
NLI Holdings Inc	14,524	96,875
Odyssey Marine Exploration Inc (b)(c)	94,221	80,625
Onterris Inc (c)	63,048	1,054,163
OPENLANE Inc (c)	215,976	7,688,746
Our Bond Inc	9,280	3,195
Perma-Fix Environmental Services Inc (b)(c)	32,690	593,324
Pitney Bowes Inc	238,158	4,079,647
Quad/Graphics Inc Class A	59,205	595,602
Quest Resource Holding Corp (c)	25,559	35,783
Republic Services Inc	381,904	84,370,232
Rollins Inc	562,207	20,278,806
Royalty Management Holding Corp Class A	14,650	43,364
Team Inc (c)	8,098	199,616
Tetra Tech Inc	494,995	17,889,119
TOMI Environmental Solutions Inc (c)	3,787	6,400
UniFirst Corp/MA	27,714	7,665,692
Veralto Corp	469,214	46,250,424
Vestis Corp (c)	213,048	2,665,230
Virco Mfg. Corp	17,943	107,658
Waste Management Inc	705,434	154,433,611
		652,801,430
Construction & Engineering - 0.4%
AECOM	245,916	16,582,116
AIAI Holdings Corp Class A (b)	104,202	388,673
Ameresco Inc Class A (c)	58,650	1,297,338
API Group Corp (c)	736,835	28,920,774
Arcosa Inc	93,690	13,613,157
Argan Inc (b)	26,685	11,340,858
Bowman Consulting Group Ltd (c)	29,367	1,250,741
Cardinal Infrastructure Group Inc Class A (b)	32,860	1,215,163
Centuri Holdings Inc (c)	160,892	3,283,806
Comfort Systems USA Inc	67,186	103,844,025
Concrete Pumping Holdings Inc (c)	44,769	404,264
Construction Partners Inc Class A (c)	91,515	9,718,893
Dycom Industries Inc (c)	57,221	16,663,327
EMCOR Group Inc	85,005	62,439,573
Everus Construction Group Inc (c)	97,419	11,215,849
Fluor Corp (c)	266,284	14,515,141
Granite Construction Inc	84,170	10,147,535
IES Holdings Inc (c)	33,633	10,190,799
INNOVATE Corp (b)(c)	12,427	92,457
JFB Construction Holdings Class A (b)(c)	9,228	43,833
Legence Corp Class A (c)	100,956	5,408,213
Limbach Holdings Inc (c)	21,729	895,669
MasTec Inc (c)	118,111	28,320,656
Matrix Service Co (c)	51,537	557,115
MYR Group Inc (c)	29,631	8,635,066
NWPX Infrastructure Inc (c)	18,744	2,060,340
Olenox Industries Inc (b)(c)	751	745
Orion Group Holdings Inc (c)	73,108	687,215
Primoris Services Corp	103,399	7,456,102
Quanta Services Inc	286,869	174,155,302
Shimmick Corp (b)(c)	9,365	33,058
Solv Energy Inc Class A (b)	69,725	1,779,382
Southland Holdings Inc (b)(c)	21,773	13,922
Sterling Infrastructure Inc (c)	58,681	27,584,178
Terrestrial Energy Inc Class A (b)(c)	106,818	553,317
Tutor Perini Corp	84,291	7,461,439
Valmont Industries Inc	37,075	17,412,645
WillScot Holdings Corp	344,731	7,135,932
		607,318,618
Electrical Equipment - 1.2%
374Water Inc (b)(c)	14,089	40,013
Acuity Inc	57,527	19,086,883
Allient Inc	28,725	2,700,437
American Superconductor Corp (c)	90,502	2,598,312
AMETEK Inc	437,885	102,977,415
Amprius Technologies Inc (c)	271,255	2,679,999
Array Technologies Inc (b)(c)	294,260	1,300,629
Atkore Inc	64,203	6,015,179
Babcock & Wilcox Enterprises Inc (c)	224,019	1,689,103
Beam Global (b)(c)	24,701	35,075
Blink Charging Co (c)	231,198	120,177
Bloom Energy Corp Class A (c)	500,330	103,218,079
Broadwind Inc (c)	36,630	157,509
ChargePoint Holdings Inc Class A (b)(c)	39,467	217,069
Dragonfly Energy Holdings Corp (b)(c)	17,145	18,860
Eaton Corp PLC	742,438	298,370,983
Emerson Electric Co	1,070,838	163,238,545
Energous Corp (b)(c)	11,765	130,356
Energy Focus Inc (c)	245	695
Energy Vault Holdings Inc Class A (b)(c)	220,492	749,673
EnerSys	70,903	13,036,226
Enovix Corp Class B (b)(c)	370,871	1,253,544
Eos Energy Enterprises Inc (b)(c)	651,299	2,097,183
Espey Mfg. & Electronics Corp	4,715	295,206
ESS Tech Inc Class A (c)	28,374	9,931
Fluence Energy Inc Class A (c)	161,180	1,742,356
Flux Power Holdings Inc (c)	20,232	11,599
Forgent Power Solutions Inc Class A	367,113	11,211,631
FTC Solar Inc (b)(c)	17,567	41,282
FuelCell Energy Inc (b)(c)	120,870	2,082,590
GE Vernova Inc	513,699	461,573,962
Generac Holdings Inc (c)	112,552	20,864,890
GrafTech International Ltd (c)	31,872	229,478
Hubbell Inc	101,133	45,813,249
Hyliion Holdings Corp Class A (b)(c)	249,546	865,925
KULR Technology Group Inc (b)(c)	75,476	190,200
LSI Industries Inc	71,993	1,410,343
NANO Nuclear Energy Inc (b)(c)	74,003	1,353,515
NeoVolta Inc (b)(c)	66,557	282,202
Net Power Inc Class A (c)	67,353	119,888
Nextpower Inc (c)	283,527	23,257,720
NuScale Power Corp Class A (b)(c)	417,715	3,872,218
nVent Electric PLC	308,890	46,565,168
Ocean Power Technologies Inc (b)(c)	322,791	55,907
Orion Energy Systems Inc (c)	7,078	162,688
Pioneer Power Solutions Inc (c)	22,659	66,391
Plug Power Inc (b)(c)	2,658,200	5,741,712
Polar Power Inc (c)	1,011	1,405
Powell Industries Inc	54,579	9,809,484
Power Solutions International Inc (c)	12,464	452,568
Preformed Line Products Co	5,030	2,016,276
Regal Rexnord Corp	127,145	20,146,125
Rockwell Automation Inc	212,758	90,300,878
Sensata Technologies Holding PLC	277,398	11,381,640
SES AI Corp Class A (b)(c)	490,189	254,751
Shoals Technologies Group Inc (c)	320,049	2,214,739
SKYX Platforms Corp (c)	182,713	244,835
SolarMax Technology Inc (b)(c)	4,152	12,103
Solidion Technology Inc Class A (b)(c)	3,980	31,283
Stardust Power Inc Class A (b)(c)	8,768	3,244
Stem Inc Class A (c)	14,950	85,514
Sunation Energy Inc (c)	7,554	17,450
SunPower Inc Class A (b)(c)	118,729	33,244
Sunrun Inc (c)	453,411	3,885,732
Tigo Energy Inc (c)	57,360	61,375
Ultralife Corp (c)	19,260	121,531
Vertiv Holdings Co Class A	734,447	190,016,128
Vicor Corp (c)	44,635	8,377,097
Westwater Resources Inc (c)	213,341	124,954
X-Energy Inc Class A (b)	88,370	1,630,427
Zeo Energy Corp Class A (c)	25,699	6,109
		1,690,780,887
Ground Transportation - 0.9%
ArcBest Corp	42,502	5,864,001
Avis Budget Group Inc (b)(c)	32,281	4,761,125
Covenant Logistics Group Inc Class A	29,696	1,049,754
CSX Corp	3,550,517	179,336,614
Fedex Freight Holding Co Inc	207,778	27,788,230
Ftai Infrastructure Inc	226,660	788,777
Heartland Express Inc	96,568	1,193,580
Hertz Global Holdings Inc (b)(c)	239,470	543,597
JB Hunt Transport Services Inc	142,276	37,770,010
Knight-Swift Transportation Holdings Inc	310,372	21,263,586
Landstar System Inc	64,804	11,705,547
Lyft Inc Class A (c)	724,888	12,250,607
Marten Transport Ltd	107,438	1,549,256
Norfolk Southern Corp	429,266	147,148,092
Old Dominion Freight Line Inc	350,218	70,029,591
PAMT CORP (c)	11,014	133,599
Proficient Auto Logistics Inc (c)	46,132	232,505
RXO Inc (c)	314,505	6,683,231
Ryder System Inc	74,035	18,098,596
Saia Inc (c)	50,974	18,102,397
Schneider National Inc Class B	95,577	3,298,362
U-Haul Holding Co (b)(c)	23,606	1,589,864
U-Haul Holding Co Class N	183,496	10,949,206
Uber Technologies Inc (c)	3,891,554	294,396,060
Union Pacific Corp	1,134,641	341,152,509
Universal Logistics Holdings Inc	12,438	232,342
Werner Enterprises Inc	113,627	4,451,906
XPO Inc (c)	224,814	43,611,668
		1,265,974,612
Industrial Conglomerates - 0.2%
3M Co	997,146	171,339,597
DuPont de Nemours Inc	260,823	35,104,168
Honeywell International Inc	605,904	129,378,681
Hyperscale Data Inc Class A (b)(c)	152,073	42,596
		335,865,042
Machinery - 1.9%
3D Systems Corp (b)(c)	281,968	924,855
AGCO Corp	114,674	13,567,081
AgEagle Aerial Systems Inc (c)	80,040	89,645
AirJoule Technologies Corp Class A (b)(c)	64,455	291,981
Alamo Group Inc	20,557	3,383,271
Albany International Corp Class A	55,057	3,051,810
Alliance Laundry Holdings Inc	108,160	2,477,946
Allison Transmission Holdings Inc	158,438	19,917,241
Astec Industries Inc	43,934	1,869,392
Atmus Filtration Technologies Inc	155,528	7,345,587
Blue Bird Corp (c)	60,202	3,500,746
Caterpillar Inc	880,386	702,081,423
CECO Environmental Corp (c)	100,989	7,190,417
ClearSign Technologies Corp (c)	10,243	45,069
CNH Industrial NV Class A	1,681,158	19,888,099
Columbus McKinnon Corp/NY	53,476	944,386
Commercial Vehicle Group Inc (b)(c)	56,259	174,403
Crane Co	93,850	19,245,820
Cummins Inc	263,856	148,920,326
Deere & Co	480,132	314,443,248
Donaldson Co Inc	221,253	20,109,685
Douglas Dynamics Inc	43,793	1,798,579
Dover Corp	257,155	49,947,216
Eastern Co/The	10,506	286,183
Elmet Group Co/The (b)	18,323	300,680
Energy Recovery Inc (c)	101,550	782,951
Enerpac Tool Group Corp Class A	99,548	3,715,131
Enpro Inc	40,408	11,969,658
Esab Corp	109,268	8,236,622
ESCO Technologies Inc	49,664	13,559,762
Federal Signal Corp	117,039	13,693,563
Flowserve Corp	244,358	19,326,274
Fortive Corp	581,918	34,240,055
Franklin Electric Co Inc	73,260	7,332,593
FreightCar America Inc (c)	25,831	177,976
Gates Industrial Corp Ltd	484,777	12,400,596
Gencor Industries Inc (c)	18,907	350,914
Gorman-Rupp Co/The	39,969	3,013,663
Graco Inc (b)	317,577	24,589,987
Graham Corp (c)	20,987	1,830,276
Greenbrier Cos Inc/The	58,430	2,633,440
Helios Technologies Inc	62,623	4,572,731
Hillman Solutions Corp (c)	374,082	2,880,431
Hurco Cos Inc (c)	11,105	238,535
Hydrofarm Holdings Group Inc (b)(c)	8,299	7,584
Hyster-Yale Inc Class A	23,607	799,333
Hyzon Motors Inc Class A (b)(c)(d)	3,038	0
IDEX Corp	141,303	32,307,518
Illinois Tool Works Inc	499,621	137,580,635
Ingersoll Rand Inc	681,054	52,475,211
ITT Inc	171,056	34,260,806
JBT Marel Corp	99,682	11,649,835
Kadant Inc	22,525	6,738,129
Kennametal Inc	145,023	4,254,975
L B Foster Co Class A (c)	17,982	674,505
Laser Photonics Corp (b)(c)	51,048	73,509
Lincoln Electric Holdings Inc	104,797	29,472,060
Lindsay Corp	20,067	2,305,899
LiqTech International Inc (c)	4,005	2,344
Manitowoc Co Inc/The (c)	69,441	1,348,544
Mayville Engineering Co Inc (c)	27,008	522,875
Microvast Holdings Inc (b)(c)	380,024	272,857
Middleby Corp/The (c)	79,397	8,800,363
Midera Food Processing Inc	79,079	3,707,224
Miller Industries Inc/TN	21,228	1,189,193
Mueller Industries Inc	422,528	26,369,972
Mueller Water Products Inc Class A1	301,912	7,288,156
Nauticus Robotics Inc (b)(c)	4,949	4,014
Nephros Inc (c)	11,571	49,524
NN Inc (c)	89,548	307,150
Nordson Corp	101,282	32,584,445
Omega Flex Inc	7,139	190,183
Oshkosh Corp	119,127	18,358,662
Otis Worldwide Corp	733,000	52,138,290
PACCAR Inc	1,005,797	124,849,582
Palladyne AI Corp Class A (b)(c)	68,193	389,382
Park-Ohio Holdings Corp	18,751	846,233
Parker-Hannifin Corp	240,959	236,004,883
Pentair PLC	309,658	18,721,923
Perma-Pipe International Holdings Inc (c)	14,753	404,675
Proto Labs Inc (c)	45,469	3,640,248
Rain Enhancement Technologies Holdco Inc Class A (c)	3,363	3,044
RBC Bearings Inc (c)	60,345	29,826,120
Richtech Robotics Inc Class B (b)(c)	308,074	576,098
RYTHM Inc (b)(c)	2,386	54,663
Snap-on Inc	99,006	38,247,008
SPX Technologies Inc (c)	95,635	18,816,186
Standex International Corp	23,174	6,712,581
Stanley Black & Decker Inc	297,793	28,698,311
Symbotic Inc Class A (b)(c)	113,730	4,511,669
Taylor Devices Inc (c)	5,726	343,675
TechPrecision Corp (c)	16,118	89,133
Tennant CO	33,794	2,352,062
Terex Corp	219,429	13,935,936
Timken Co/The	120,720	14,540,724
Titan International Inc (c)	90,085	647,711
Toro Co/The	185,318	18,125,954
Trinity Industries Inc	150,787	4,345,681
Twin Disc Inc	22,148	508,297
Velo3D Inc Class A (b)(c)	34,133	406,524
Venhub Global Inc	33,082	28,990
Wabash National Corp	77,371	1,043,735
Watts Water Technologies Inc Class A	52,521	19,209,556
Westinghouse Air Brake Technologies Corp	324,237	92,709,085
Worthington Enterprises Inc	60,456	3,472,593
Xos Inc (b)(c)	20,698	65,199
Xylem Inc/NY	454,792	50,077,147
Zone Frontier Inc Class B (c)	391,535	58,965
		2,707,337,615
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	74,063	1,942,672
Kirby Corp (c)	102,038	14,475,111
Matson Inc	57,702	12,971,987
Pangaea Logistics Solutions Ltd	61,735	501,288
Quanome Technologies Inc (b)(c)	56,940	19,245
		29,910,303
Passenger Airlines - 0.1%
Alaska Air Group Inc (c)	213,505	8,824,162
Allegiant Travel Co (c)	42,262	3,214,025
American Airlines Group Inc (c)	1,265,134	16,990,750
Delta Air Lines Inc	1,250,094	97,507,332
flyExclusive Inc Class A (c)	18,806	22,003
Frontier Group Holdings Inc (c)	159,641	909,954
JetBlue Airways Corp (c)	576,942	2,653,933
Joby Aviation Inc Class A (b)(c)	1,183,747	8,096,829
Republic Airways Holdings Inc (c)	38,687	673,541
SkyWest Inc (c)	75,938	7,188,291
Southwest Airlines Co	933,243	35,957,853
Surf Air Mobility Inc (b)(c)	157,012	110,301
United Airlines Holdings Inc (c)	620,725	67,032,093
Volato Group Inc Class A (b)(c)	4,031	936
Wheels Up Experience Inc Class A (b)(c)	8,102	35,811
		249,217,814
Professional Services - 0.6%
Alight Inc Class A	45,135	645,882
Amentum Holdings Inc (c)	293,019	5,857,450
Andersen Group Inc Class A	33,907	1,889,976
Asure Software Inc (c)	46,110	420,523
Automatic Data Processing Inc	764,216	218,688,051
Barrett Business Services Inc	47,204	1,623,818
BGSF Inc	16,695	89,318
BlackSky Technology Inc Class A (b)(c)	60,366	1,394,455
Booz Allen Hamilton Holding Corp Class A	230,969	17,472,805
Broadridge Financial Solutions Inc	221,355	40,370,725
CACI International Inc (c)	42,252	26,323,419
Cbiz Inc (c)	91,595	4,991,012
Clarivate PLC (b)(c)	821,888	1,684,870
Concentrix Corp (b)	82,740	2,490,474
Conduent Inc (c)	308,663	530,900
CRA International Inc	12,402	2,164,149
Cycurion Inc	1,049	3,849
DLH Holdings Corp (c)	20,883	90,737
Equifax Inc	227,594	43,051,681
ExlService Holdings Inc (c)	292,549	11,140,266
Exponent Inc	93,080	6,609,611
Falcon's Beyond Global Inc Class A (b)(c)	30,360	271,418
First Advantage Corp (b)(c)	173,369	3,644,216
Forrester Research Inc (c)	20,719	254,844
Franklin Covey Co (b)(c)	21,294	433,333
FTI Consulting Inc (c)	56,188	8,460,227
GEE Group Inc (c)	276,653	70,989
Genpact Ltd	301,366	11,445,881
HireQuest Inc	10,496	167,516
Huron Consulting Group Inc (c)	28,985	4,634,412
ICF International Inc	34,539	3,077,425
Innodata Inc (c)	62,327	3,516,489
Insperity Inc	68,838	3,672,507
Jacobs Solutions Inc	225,558	33,619,420
KBR Inc	243,950	9,148,125
Kelly Services Inc Class A	57,423	987,676
Kforce Inc	31,253	1,799,548
Korn Ferry	98,985	8,468,167
Legalzoom.com Inc (c)	212,780	1,325,619
Leidos Holdings Inc	240,171	33,674,376
ManpowerGroup Inc	88,423	5,566,228
Mastech Digital Inc (c)	9,178	68,284
Maximus Inc	99,662	5,757,474
Mistras Group Inc (c)	35,417	664,423
Mobility Global Inc	579,918	11,772,335
Nixxy Inc (c)	37,287	23,468
Parsons Corp (c)	103,390	5,028,890
Paychex Inc	616,110	78,455,447
Paycom Software Inc	79,376	18,978,802
Paylocity Holding Corp (c)	83,407	13,363,470
Planet Labs PBC Class A (c)	559,160	11,099,326
Professional Diversity Network Inc (c)	961	120
Public Policy Holding Co Inc (United States) (e)	6,895	74,742
Rcm Technologies Inc (c)	10,371	431,434
Resolute Holdings Management Inc (b)(c)	6,791	920,316
Resources Connection Inc	62,891	263,513
Robert Half Inc	191,563	8,685,466
Science Applications International Corp	82,205	10,540,325
Skillsoft Corp Class A (b)(c)	8,141	56,010
Spire Global Inc Class A (b)(c)	69,964	928,422
SS&C Technologies Holdings Inc	396,124	32,866,408
Star Equity Holdings Inc (c)	3,714	39,740
TIC Solutions Inc (c)	346,102	3,284,508
TransUnion	369,249	31,352,933
TriNet Group Inc	54,370	3,821,667
TrueBlue Inc (c)	59,532	624,491
TTEC Holdings Inc (c)	34,806	46,640
UL Solutions Inc Class A	148,875	11,094,165
Upwork Inc (b)(c)	235,922	2,130,376
Verisk Analytics Inc	250,112	48,466,703
Verra Mobility Corp Class A (c)	296,637	1,314,102
Where Food Comes From Inc (c)	2,752	36,326
Willdan Group Inc (c)	27,407	2,410,446
		826,373,159
Trading Companies & Distributors - 0.5%
Alta Equipment Group Inc Class A (c)	37,148	219,173
Applied Industrial Technologies Inc	70,535	22,851,929
BlueLinx Holdings Inc (c)	15,539	1,237,371
Boise Cascade Co	67,744	5,284,709
Core & Main Inc Class A (c)	360,707	15,495,973
Custom Truck One Source Inc Class A (c)	113,014	1,040,859
Distribution Solutions Group Inc (c)	14,392	500,698
DNOW Inc (c)	350,922	5,625,280
DXP Enterprises Inc/TX (c)	24,075	4,519,600
EquipmentShare.com Inc Class A (c)	59,103	1,040,804
EVI Industries Inc	9,766	136,822
Fastenal Co	2,193,617	108,167,254
Ferguson Enterprises Inc	370,843	83,257,962
FGI Industries Ltd (c)	1,490	10,534
GATX Corp	68,093	11,911,508
Global Industrial Co	26,431	1,033,452
Herc Holdings Inc	58,524	8,915,546
Hudson Technologies Inc (c)	76,444	408,211
iPower Inc (b)(c)	12	23
Karat Packaging Inc	15,564	741,469
McGrath RentCorp	46,916	5,275,235
MSC Industrial Direct Co Inc Class A	87,475	10,399,028
NPK International Inc (c)	159,161	2,113,658
QXO Inc (b)(c)	1,585,360	21,053,581
Rush Enterprises Inc Class A	122,446	9,407,526
Rush Enterprises Inc Class B	10,113	786,185
SiteOne Landscape Supply Inc (c)	84,271	8,303,222
Sunbelt Rentals Holdings Inc (b)	784,911	56,733,367
Titan Machinery Inc (c)	38,339	788,633
Transcat Inc (c)	17,344	1,500,083
United Rentals Inc	119,780	124,331,640
Watsco Inc (b)	66,872	20,718,283
Wesco International Inc	93,243	31,739,917
Willis Lease Finance Corp	18,093	979,374
WW Grainger Inc	82,945	108,615,648
Xometry Inc Class A (c)	91,838	8,512,464
		683,657,021
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (c)	263	357
Sky Harbour Group Corp Class A (c)	48,198	508,007
		508,364
TOTAL INDUSTRIALS		13,421,329,077
Information Technology - 35.5%
Communications Equipment - 1.2%
ADTRAN Holdings Inc (c)	141,128	1,093,742
Applied Optoelectronics Inc (b)(c)	143,944	15,501,329
Arista Networks Inc (c)	1,974,045	386,300,867
Aviat Networks Inc (c)	21,909	436,646
BK Technologies Corp (c)	7,197	520,847
Calix Inc (c)	111,291	4,242,413
Ciena Corp (c)	270,077	103,385,476
Cisco Systems Inc	7,550,056	834,205,688
Clearfield Inc (b)(c)	21,317	618,406
ClearOne Inc (c)	1,585	8,258
Comtech Telecommunications Corp (c)	58,305	98,535
Digi International Inc (c)	72,661	5,445,215
Extreme Networks Inc (c)	251,978	5,666,985
F5 Inc (c)	107,908	43,932,584
Franklin Wireless Corp	19,440	48,211
Genasys Inc (c)	81,635	118,371
Harmonic Inc (c)	213,499	2,557,718
Inseego Corp (b)(c)	20,916	87,429
KVH Industries Inc (b)(c)	26,502	200,355
Lantronix Inc (c)	69,074	366,092
Lumentum Holdings Inc (c)	148,773	136,091,589
Motorola Solutions Inc	317,255	153,963,852
Netgear Inc (c)	53,380	1,129,521
NetScout Systems Inc (c)	129,763	5,038,697
Network-1 Technologies Inc	14,194	22,001
Ondas Inc (b)(c)	942,501	7,214,845
Optical Cable Corp (b)(c)	11,549	154,988
Ribbon Communications Inc (c)	161,550	321,485
Ubiquiti Inc	8,070	4,761,461
Viasat Inc (c)	259,150	17,433,021
Viavi Solutions Inc (c)	446,912	16,218,436
Vistance Networks Inc	428,075	2,701,153
		1,749,886,216
Electronic Equipment, Instruments & Components - 1.0%
908 Devices Inc (c)	52,154	556,483
Acorn Energy Inc (c)	2,653	50,778
ADI Global Distribution Inc	132,568	2,899,262
Advanced Energy Industries Inc	72,657	20,115,817
Aeva Technologies Inc (c)	56,111	878,698
AEye Inc Class A (c)	81,183	93,360
Airgain Inc (c)	19,180	100,887
AMC Robotics Corp (c)	7,744	30,976
Amphenol Corp Class A	2,351,988	372,907,697
AmpliTech Group Inc (b)(c)	41,858	141,061
Arlo Technologies Inc (c)	207,754	2,731,965
Arrow Electronics Inc (c)	97,548	19,941,738
Astrotech Corp (c)	4,014	28,780
Avnet Inc	156,701	14,034,142
Badger Meter Inc	55,990	7,584,965
Bel Fuse Inc Class A	1,975	404,421
Bel Fuse Inc Class B	23,830	5,940,223
Belden Inc	74,616	8,540,547
Benchmark Electronics Inc	68,080	4,784,662
CDW Corp/DE	243,951	36,978,093
Climb Global Solutions Inc	31,364	894,815
Coda Octopus Group Inc (c)	13,223	132,891
Cognex Corp	317,806	19,373,454
Coherent Corp (c)	373,737	103,835,351
Corning Inc	1,497,532	222,727,934
CPS Technologies Corp (b)(c)	24,789	96,429
Crane NXT Co	94,222	4,607,456
CTS Corp	55,363	3,126,349
Daktronics Inc (c)	76,934	1,502,521
Data I/O Corp (c)	19,731	57,023
ePlus Inc	50,118	4,408,880
Evolv Technologies Holdings Inc Class A (c)	269,666	1,404,960
Flex Ltd (c)	703,776	76,887,528
Focus Universal Inc (b)(c)	368	3,625
Forward Industries Inc	120,361	763,089
Frequency Electronics Inc (b)(c)	13,117	790,299
Identiv Inc (c)	41,074	115,418
Insight Enterprises Inc (c)	57,595	9,043,567
Interlink Electronics Inc	8,509	49,522
IPG Photonics Corp (c)	48,503	3,690,108
Itron Inc (c)	84,558	8,202,972
Jabil Inc	201,448	61,494,016
Key Tronic Corp (c)	25,151	63,129
Keysight Technologies Inc (c)	328,187	105,905,945
Kimball Electronics Inc (c)	46,153	1,090,134
Knowles Corp (c)	161,971	5,536,169
LGL Group Inc/The (c)	8,806	65,517
LightPath Technologies Inc Class A (b)(c)	110,373	1,110,352
Lightwave Logic Inc (b)(c)	284,961	1,547,338
Littelfuse Inc	48,526	20,001,447
M-Tron Industries Inc (c)	7,705	586,813
Methode Electronics Inc	66,801	1,217,782
MicroVision Inc (b)(c)	37,983	68,749
Mirion Technologies Inc Class A (b)(c)	466,354	7,027,955
MultiSensor AI Holdings Inc (c)	1,290	6,721
Napco Security Technologies Inc	67,337	2,440,293
Neonode Inc (c)	23,956	21,203
nLight Inc (c)	107,422	4,540,728
Nortech Systems Inc (c)	192	2,208
Novanta Inc (b)(c)	67,844	9,920,150
OSI Systems Inc (c)	29,542	6,142,077
Ouster Inc Class A (b)(c)	127,835	4,402,637
PC Connection Inc	21,393	1,708,659
Plexus Corp (c)	51,549	12,344,439
Powerfleet Inc NJ (b)(c)	225,194	675,582
Ralliant Corp	213,871	13,202,257
Research Frontiers Inc (c)	55,690	26,013
RF Industries Ltd (c)	18,951	199,744
Richardson Electronics Ltd/United States	22,905	396,715
Rogers Corp (c)	31,901	4,005,809
Sanmina Corp (c)	102,478	20,159,472
ScanSource Inc (c)	35,998	2,055,126
SmartRent Inc Class A (c)	359,426	478,037
Sono-Tek Corp (c)	28,723	152,519
Syntec Optics Holdings Inc Class A (b)(c)	16,528	135,364
TD SYNNEX Corp	143,005	36,158,814
Teledyne Technologies Inc (c)	88,685	54,359,471
TTM Technologies Inc (c)	198,290	23,580,647
Vishay Intertechnology Inc	265,831	8,089,237
Vishay Precision Group Inc (c)	23,783	1,470,027
Vontier Corp	271,741	8,752,778
Vuzix Corp (c)	126,075	329,056
Wrap Technologies Inc (b)(c)	67,355	109,789
Zebra Technologies Corp Class A (c)	90,944	32,153,251
		1,414,192,915
IT Services - 1.1%
Accenture PLC Class A	1,173,706	222,722,451
AIB Data Centers Inc	19,897	22,683
Akamai Technologies Inc (c)	277,450	30,136,619
Applied Digital Corp (b)(c)	485,560	12,338,080
Backblaze Inc Class A (c)	114,415	1,616,684
BigBear.ai Holdings Inc (b)(c)	924,412	2,893,410
Boost Run Inc Class A	24,911	434,199
Brand Engagement Network Inc Class A (c)	7,591	85,475
Brightline Interactive Inc (b)(c)	26,483	25,734
Castellum Inc (b)(c)	132,463	79,994
ChronoScale Holdings Corp (b)(c)	6,145	111,716
CISO Global Inc (c)	42,159	9,653
Cloudastructure Inc Class A (b)(c)	907	4,489
Cloudflare Inc Class A (c)	610,931	186,401,157
Cognizant Technology Solutions Corp Class A	906,035	58,511,740
Commerce.com Inc (c)	125,172	301,665
CoreWeave Inc Class A (b)(c)	504,021	42,786,343
Crexendo Inc (c)	33,701	206,924
CSP Inc	11,297	89,359
Data Storage Corp (b)(c)	10,144	30,736
DigitalOcean Holdings Inc (c)	155,330	17,193,478
DXC Technology Co (c)	311,022	3,514,549
EPAM Systems Inc (c)	100,149	11,800,557
Everforth Inc (c)	80,671	2,615,354
Fastly Inc Class A (c)	280,393	6,390,156
Fusemachines Inc (b)	31,271	21,577
Gartner Inc (b)(c)	128,056	25,369,174
GoDaddy Inc Class A (c)	253,258	24,788,893
Grid Dynamics Holdings Inc (c)	127,323	1,016,038
Hackett Group Inc/The	47,476	532,206
IBM Corporation	1,796,678	420,189,084
Information Services Group Inc	67,051	343,301
Intelligent Protection Management Corp (c)	752	1,428
Kyndryl Holdings Inc (c)	430,691	5,792,794
MongoDB Inc Class A (c)	153,743	69,702,464
Okta Inc Class A (c)	320,641	55,483,719
Rackspace Technology Inc (b)(c)	197,712	618,839
Research Solutions Inc/CA (c)	45,632	102,672
Snowflake Inc (c)	660,925	219,050,373
TSS Inc/MD (b)(c)	45,056	354,591
Tucows Inc Class A (c)	18,265	193,244
Twilio Inc Class A (c)	289,918	68,313,378
Unisys Corp (c)	125,053	337,643
VeriSign Inc	156,385	45,082,668
Whitefiber Inc (b)(c)	18,834	356,339
WidePoint Corp (b)(c)	14,747	150,124
XTI Aerospace Inc (c)	67,541	91,180
		1,538,214,934
Semiconductors & Semiconductor Equipment - 15.7%
Advanced Micro Devices Inc (c)	3,116,968	1,467,219,177
Aehr Test Systems (c)	56,420	4,472,413
Aeluma Inc (b)(c)	21,488	281,493
Alpha & Omega Semiconductor Ltd (c)	47,566	1,172,978
Ambarella Inc (c)	79,520	5,517,098
Ambiq Micro Inc (c)	17,345	1,011,387
Amkor Technology Inc	217,028	10,265,424
Amtech Systems Inc (c)	20,807	304,198
Analog Devices Inc	933,472	338,047,550
Applied Materials Inc	1,517,095	695,421,177
Ascent Solar Technologies Inc (c)	15,704	45,228
Astera Labs Inc (c)	255,170	75,780,387
Atomera Inc (b)(c)	72,219	300,431
Axcelis Technologies Inc (c)	58,531	6,750,380
AXT Inc (c)	114,272	6,926,026
Blaize Holdings Inc Class A (b)(c)	143,258	69,853
Broadcom Inc	9,050,397	3,351,724,025
Cerebras Systems Inc Class A (b)(c)	65,871	12,136,073
CEVA Inc (c)	53,982	1,460,213
Cirrus Logic Inc (c)	98,171	10,750,706
Cohu Inc (b)(c)	89,613	4,131,159
Credo Technology Group Holding Ltd (c)	309,797	70,072,983
CVD Equipment Corp (c)	12,479	84,857
Diodes Inc (c)	87,844	7,976,235
Enphase Energy Inc (c)	253,323	9,226,024
Entegris Inc	291,304	39,410,518
Everspin Technologies Inc (c)	36,039	585,634
First Solar Inc (c)	205,338	41,457,742
FormFactor Inc (c)	148,857	14,976,503
GCT Semiconductor Holding Inc Class A (b)(c)	125,431	225,776
GSI Technology Inc (b)(c)	54,626	302,628
Ichor Holdings Ltd (c)	67,121	3,595,672
Ideal Power Inc (c)	18,115	88,764
Impinj Inc (c)	51,690	9,010,601
Intel Corp (c)	9,441,698	845,126,388
inTEST Corp (c)	27,900	301,320
IonQ Inc (b)(c)	737,940	29,008,421
KLA Corp	2,497,365	438,162,689
Kopin Corp (b)(c)	336,994	1,496,253
Lam Research Corp	2,390,782	720,796,865
Lattice Semiconductor Corp (c)	261,608	30,173,867
MACOM Technology Solutions Holdings Inc (c)	125,292	33,055,788
Marvell Technology Inc	1,673,843	354,285,609
MaxLinear Inc (c)	160,779	9,632,270
Microchip Technology Inc	1,033,110	75,881,930
Micron Technology Inc	2,155,677	2,066,712,210
MKS Inc	129,040	33,065,210
Mobix Labs Inc Class A (b)(c)	11,717	15,466
Monolithic Power Systems Inc	93,881	119,019,515
Navitas Semiconductor Corp Class A (b)(c)	381,687	4,423,752
NVE Corp	9,147	915,798
NVIDIA Corp	46,297,279	10,221,513,258
ON Semiconductor Corp (c)	747,739	55,399,983
Onto Innovation Inc (c)	95,440	25,502,522
PDF Solutions Inc (c)	72,303	3,216,037
Penguin Solutions Inc (c)	88,362	4,336,807
Peraso Inc (c)	4,399	2,622
Photronics Inc (c)	112,648	3,169,915
Power Integrations Inc	106,362	5,464,880
Qnity Electronics Inc	400,333	47,811,770
Qorvo Inc (c)	153,822	14,779,218
QUALCOMM Inc	2,015,095	343,533,396
QuickLogic Corp (b)(c)	31,223	335,023
Rambus Inc (c)	206,676	17,916,742
Rigetti Computing Inc Class A (b)(c)	635,416	9,950,615
Semtech Corp (c)	178,052	23,673,794
Silicon Laboratories Inc (c)	62,896	13,777,369
SiTime Corp (c)	42,482	24,020,172
Skyworks Solutions Inc (b)	287,709	19,279,380
SolarEdge Technologies Inc (b)(c)	115,819	3,729,372
Synaptics Inc (b)(c)	73,562	7,114,917
T1 Energy Inc (b)(c)	396,789	1,765,711
Teradyne Inc	299,053	104,617,711
Texas Instruments Inc	1,739,979	453,977,921
Trio-Tech International (b)(c)	12,317	123,170
Ultra Clean Holdings Inc (c)	85,721	5,814,455
Universal Display Corp	83,812	6,970,644
Veeco Instruments Inc (c)	116,340	5,153,862
Wolfspeed Inc	58,268	1,596,543
		22,377,422,473
Software - 9.0%
8x8 Inc (c)	255,281	479,928
A10 Networks Inc	136,965	3,477,541
ACCESS Newswire Inc (c)	5,819	31,714
ACI Worldwide Inc (c)	195,152	10,397,699
Adeia Inc	209,945	5,296,912
Adobe Inc (c)	772,697	226,237,955
Agilysys Inc (c)	48,460	5,641,229
Airship AI Holdings Inc Class A (b)(c)	34,807	74,139
Alarm.com Holdings Inc (c)	93,800	5,399,128
Alkami Technology Inc (b)(c)	153,456	3,130,502
Alpha Modus Holdings Inc Class A (b)(c)	2,186	5,378
American Bitcoin Corp Class A (b)(c)	38,159	307,943
Amplitude Inc Class A (c)	181,626	2,560,927
Appfolio Inc Class A (b)(c)	46,108	10,798,955
Appian Corp Class A (c)	75,385	3,237,786
Arteris Inc (c)	63,851	1,397,060
Asana Inc Class A (b)(c)	192,039	1,970,320
Atlassian Corp Class A (c)	304,577	59,139,716
AudioEye Inc (c)	12,494	92,081
Aurora Innovation Inc Class A (b)(c)	2,402,794	13,527,730
authID Inc (c)	22,982	10,353
Autodesk Inc (c)	403,418	104,295,656
AvePoint Inc Class A (c)	262,961	3,660,417
Aware Inc/MA (c)	30,284	36,341
Bentley Systems Inc Class B (b)	286,476	10,527,993
BILL Holdings Inc (b)(c)	169,134	8,326,467
Bit Digital Inc (c)	627,326	897,076
BitMine Immersion Technologies Inc (b)	1,088,444	27,559,402
Blackbaud Inc (c)	66,919	3,216,127
BlackLine Inc (c)	94,452	3,137,695
Blend Labs Inc Class A (c)	422,435	654,774
Box Inc Class A (c)	263,848	9,440,481
Braze Inc Class A (c)	188,601	6,419,978
Bridgeline Digital Inc (c)	21,258	21,258
BTCS Inc	73,348	99,753
Btcs Inc Series V (d)	11,578	0
C3.ai Inc Class A (b)(c)	246,833	2,670,733
Cadence Design Systems Inc (c)	527,327	178,647,841
Ccc Intelligent Solutions Holdings Inc Class A (c)	1,021,237	7,618,428
Cerence Inc (c)	87,466	738,213
CID Holdco Inc (b)(c)	122	424
Cipher Digital Inc (b)(c)	576,499	8,935,735
Circle Internet Group Inc Class A (b)(c)	109,166	10,430,811
Cleanspark Inc (b)(c)	488,382	5,674,999
Clear Secure Inc Class A	175,461	7,746,603
Commvault Systems Inc (c)	78,643	10,814,985
Consensus Cloud Solutions Inc (c)	36,744	1,405,458
Core Scientific Inc (c)	607,215	9,897,605
Crowdstrike Holdings Inc Class A (c)	1,946,295	449,594,145
CS Disco Inc (c)	44,495	194,888
CXApp Inc Class A (b)(c)	518	1,896
CYNGN Inc (b)(c)	11,472	12,046
D-Wave Quantum Inc (b)(c)	700,378	12,046,502
Daily Journal Corp (b)(c)	1,711	1,065,842
Datacentrex Inc (c)	51,066	113,367
Datadog Inc Class A (c)	632,457	149,917,607
Digimarc Corp (b)	32,277	193,016
Digital Turbine Inc (c)	209,699	2,256,361
Docusign Inc (c)	371,053	24,589,682
Dolby Laboratories Inc Class A	115,043	7,082,047
Domo Inc Class B (b)(c)	73,968	279,599
Dropbox Inc Class A (c)	286,014	10,064,833
Duos Technologies Group Inc (b)(c)	50,140	465,299
Dynatrace Inc (c)	562,712	30,718,448
eGain Corp (c)	35,045	261,436
Elastic NV (c)	174,081	16,981,602
EverCommerce Inc (b)(c)	32,105	284,771
Exodus Movement Inc Class A (b)(c)	11,079	84,200
Expensify Inc Class A (c)	113,708	286,544
Fair Isaac Corp (c)	44,308	50,830,581
Five9 Inc (c)	145,633	5,033,076
Fortinet Inc (c)	1,190,290	203,456,270
Freshworks Inc Class A (c)	409,265	5,696,969
Gen Digital Inc	1,054,501	32,689,531
Gitlab Inc Class A (c)	276,813	12,882,877
Gloo Holdings Inc Class A	14,249	47,164
Guidewire Software Inc (c)	161,639	33,095,585
HubSpot Inc (c)	97,795	25,559,701
Hut 8 Corp (United States) (c)	191,393	15,051,146
I3 Verticals Inc Class A (b)(c)	36,489	585,648
Intapp Inc (c)	104,768	4,543,788
Intellicheck Inc (c)	38,078	105,286
Intellinetics Inc (c)	4,914	27,138
InterDigital Inc	49,453	16,568,239
Intrusion Inc (b)(c)	32,365	29,129
Intuit Inc	528,781	189,991,013
Inuvo Inc (c)	22,632	15,842
Iveda Solutions Inc (b)(c)	5,496	1,577
Kaltura Inc (c)	174,275	275,355
Keel Infrastructure Corp (b)	988,232	3,112,931
Klaviyo Inc Class A (c)	271,651	5,590,578
Life360 Inc (b)(c)	154,441	6,619,341
LivePerson Inc (c)	18,833	58,382
LiveRamp Holdings Inc (c)	120,859	4,558,801
Manhattan Associates Inc (c)	113,290	25,285,195
MARA Holdings Inc (b)(c)	725,434	7,812,924
Marin Software Inc (c)(d)	2,863	1,392
Microsoft Corp	14,199,259	7,203,142,098
Mitek Systems Inc (c)	86,639	1,599,356
MyseumAI Inc (c)	5,809	15,859
N-able Inc/US (b)(c)	147,260	586,095
nCino Inc (c)	192,419	4,348,669
NCR Voyix Corp (b)(c)	260,300	2,181,314
Netskope Inc Class A (b)(c)	359,915	5,510,299
NetSol Technologies Inc (c)	22,543	94,230
NextNav Inc Class A (c)	171,810	2,726,625
NextTrip Inc (c)	12,781	18,277
Nutanix Inc Class A (c)	507,526	34,801,058
OneSpan Inc	80,258	1,325,862
Ooma Inc (c)	46,410	1,050,722
Oracle Corp	3,243,804	483,716,052
PagerDuty Inc (c)	148,064	2,093,625
Palantir Technologies Inc Class A (c)	4,389,158	818,051,268
Palo Alto Networks Inc (c)	1,550,279	592,408,114
PAR Technology Corp (b)(c)	79,472	1,494,074
Pegasystems Inc	174,212	6,412,744
Phunware Inc (c)	36,649	76,230
Pivotal Software Inc rights (c)(d)	130,247	0
Pixelworks Inc (c)	8,180	56,197
PowerCompute Inc (b)(c)	184	209
Procore Technologies Inc (b)(c)	221,593	13,898,313
Progress Software Corp (c)	79,528	3,679,761
PTC Inc (c)	220,907	34,404,056
Q2 Holdings Inc (c)	119,341	7,761,939
Qualys Inc (c)	67,476	12,559,983
Rank One Computing Corp	4,214	17,572
Rapid7 Inc (c)	114,146	1,536,405
reAlpha Tech Corp (b)(c)	6,610	10,444
Red Violet Inc (c)	25,258	1,847,875
Rekor Systems Inc (b)(c)	224,005	124,188
ReposiTrak Inc	22,265	178,343
Rimini Street Inc (c)	86,437	484,912
RingCentral Inc Class A (b)	141,901	9,879,148
Riot Platforms Inc (c)	613,630	11,655,902
Roper Technologies Inc	192,753	81,850,634
Rubrik Inc Class A (c)	307,048	28,567,746
SailPoint Inc (b)(c)	141,842	2,916,272
Salesforce Inc	1,563,858	402,755,989
Samsara Inc Class A (c)	708,152	28,928,009
SentinelOne Inc Class A (c)	636,190	14,059,799
ServiceNow Inc (c)	1,971,810	291,808,162
ServiceTitan Inc Class A (b)(c)	112,151	10,995,284
Silvaco Group Inc (c)	16,258	112,831
Smith Micro Software Inc (c)	7,532	21,617
Soluna Holdings Inc (b)(c)	131,548	142,072
SoundHound AI Inc Class A (b)(c)	767,553	5,495,679
SoundThinking Inc (c)	16,676	107,393
Sprinklr Inc Class A (c)	222,867	1,829,738
Sprout Social Inc Class A (c)	107,201	1,219,947
SPS Commerce Inc (c)	71,558	6,111,053
Strategy Inc Class A (c)	631,536	83,956,396
Synopsys Inc (c)	366,243	160,996,760
T Stamp Inc Class A (b)(c)	2,580	7,869
Tao Synergies Inc (b)(c)	12,242	48,356
TaoWeave Inc (c)	2,368	3,220
Telos Corp (c)	100,698	485,364
Tenable Holdings Inc (c)	211,677	8,075,478
Teradata Corp (c)	179,316	5,200,164
Terawulf Inc (b)(c)	766,569	11,598,189
Thryv Holdings Inc (c)	74,184	141,691
TON Strategy Co (b)(c)	91,714	311,828
Trimble Inc (c)	446,548	26,766,087
Tyler Technologies Inc (c)	80,738	30,052,298
UiPath Inc Class A (b)(c)	814,671	15,209,908
Unity Software Inc (c)	666,576	28,062,850
Upland Software Inc (c)	4,664	20,288
Varonis Systems Inc (c)	220,245	9,640,124
Veea Inc Class A (c)	1,600	2,880
Veritone Inc (b)(c)	160,055	127,036
Vertex Inc Class A (c)	141,942	2,009,899
Via Transportation Inc Class A (c)	21,864	610,662
Viant Technology Inc Class A (c)	37,253	479,819
Vida Global Inc Class A	5,398	14,791
VirnetX Holding Corp (c)	5,798	68,416
Vulcan Infrastructure and Power Inc Class A (c)	19,225	33,259
Weave Communications Inc (c)	130,064	950,768
Workday Inc Class A (c)	389,716	76,949,424
Workiva Inc Class A (c)	100,006	8,000,480
Xperi Inc (c)	92,659	550,394
Yext Inc (b)(c)	172,257	1,166,180
Zeta Global Holdings Corp Class A (c)	393,262	12,179,324
Zoom Communications Inc Class A (c)	507,610	49,075,735
Zscaler Inc (c)	196,490	37,015,769
		12,838,591,588
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	28,074,684	8,895,463,625
Boxlight Corp Class A (c)	45	282
Corsair Gaming Inc (b)(c)	90,852	1,103,852
Corvex Inc (b)	3,094	33,879
CPI Card Group Inc (c)	12,145	351,841
Dell Technologies Inc Class C	553,039	252,191,314
Diebold Nixdorf Inc (c)	66,657	4,522,011
DNA X Inc (c)	184	673
Eastman Kodak Co (c)	136,269	1,223,696
Everpure Inc Class A (c)	602,326	55,986,202
GPGI Inc Class A	345,256	4,564,284
Hewlett Packard Enterprise Co	2,534,217	132,387,496
HP Inc	1,745,738	52,407,055
Immersion Corp	56,993	432,007
Infleqtion Inc Class A (b)(c)	285,364	3,729,707
NetApp Inc	376,924	69,840,248
One Stop Systems Inc (b)(c)	40,837	425,522
Quantum Computing Inc (b)(c)	369,633	3,042,080
Quantum Corp (c)	27,510	669,318
Sandisk Corp (c)	283,087	443,512,403
Seagate Technology Holdings PLC	428,662	355,095,028
Socket Mobile Inc (b)(c)	756	485
Super Micro Computer Inc (b)(c)	1,073,852	40,033,203
TransAct Technologies Inc (c)	21,933	109,007
Turtle Beach Corp (b)(c)	27,239	348,932
Virtuix Holdings Inc Class A	42,019	55,885
Western Digital Corp	658,953	296,891,274
Xerox Holdings Corp (b)	235,169	759,596
Xerox Holdings Corp warrants 2/14/2028 (c)	2,328	787
		10,615,181,692
TOTAL INFORMATION TECHNOLOGY		50,533,489,818
Materials - 2.1%
Chemicals - 1.1%
AdvanSix Inc	49,902	838,853
Air Products and Chemicals Inc	425,601	131,706,485
Albemarle Corp	225,501	30,435,870
Alto Ingredients Inc (c)	144,536	572,363
American Vanguard Corp (c)	50,137	110,301
Arq Inc (c)	56,820	120,458
Ascent Industries Co (c)	13,525	205,174
Ashland Inc	87,292	6,401,122
ASP Isotopes Inc (b)(c)	214,644	862,869
Aspen Aerogels Inc (c)	133,503	658,170
Avient Corp	175,176	7,718,255
Axalta Coating Systems Ltd (c)	410,732	14,958,859
Balchem Corp	61,392	10,798,239
Cabot Corp	98,555	8,151,484
Celanese Corp	208,747	9,493,814
CF Industries Holdings Inc	293,390	38,149,502
Chemours Co/The	286,898	4,464,133
Core Molding Technologies Inc (c)	14,106	353,355
Corteva Inc	1,278,200	108,174,066
Dow Inc	1,376,996	42,025,918
Eastman Chemical Co	218,026	15,793,803
Ecolab Inc	484,022	137,075,030
Ecovyst Inc (c)	217,192	2,208,843
Element Solutions Inc	439,963	15,636,285
Flotek Industries Inc (b)(c)	27,261	646,631
FMC Corp	239,076	2,756,546
Hawkins Inc	39,728	4,778,087
HB Fuller Co	103,876	5,707,986
Huntsman Corp	314,375	3,011,713
Ingevity Corp (c)	67,439	4,672,848
Innospec Inc	47,152	4,425,687
International Flavors & Fragrances Inc	488,424	42,165,644
Intrepid Potash Inc (c)	20,304	785,156
Koppers Holdings Inc	37,399	1,715,492
Kronos Worldwide Inc	39,486	348,267
Linde PLC	883,445	432,517,003
LSB Industries Inc (c)	100,585	1,073,242
LyondellBasell Industries NV Class A1	493,810	32,137,155
Mativ Holdings Inc	106,744	1,269,186
Minerals Technologies Inc	60,451	4,287,185
Mosaic Co/The	610,619	14,728,130
NewMarket Corp	14,606	13,111,806
Northern Technologies International Corp	15,743	126,101
Novusterra Inc (b)(c)(d)	7,806	0
Olin Corp	216,331	3,764,159
Origin Materials Inc Class A (c)(d)	7,732	7,346
Perimeter Solutions Inc (c)	297,159	9,063,350
PPG Industries Inc	426,648	47,857,106
PureCycle Technologies Inc (b)(c)	273,378	1,785,158
Quaker Chemical Corp	26,015	4,313,287
Rayonier Advanced Materials Inc (c)	128,747	1,105,937
RPM International Inc	244,539	25,456,510
Scotts Miracle-Gro Co/The	85,570	5,117,086
Sensient Technologies Corp	81,672	11,020,820
Sherwin-Williams Co/The	438,457	148,553,616
Solesence Inc (c)	40,284	36,260
Solstice Advanced Materials Inc	303,534	19,241,020
Stepan Co	42,675	2,671,882
Tronox Holdings PLC	229,041	1,211,627
Valhi Inc	4,069	76,050
Westlake Corp	63,599	4,774,377
		1,443,232,707
Construction Materials - 0.2%
Amrize Ltd (United States)	984,617	43,027,763
CRH PLC	1,277,090	120,416,816
Eagle Materials Inc	60,374	11,728,253
Knife River Corp (c)	107,967	6,769,531
Martin Marietta Materials Inc	114,712	59,501,114
Smith-Midland Corp (b)(c)	8,102	212,921
Suncrete Inc Class A	78,101	1,339,432
United States Lime & Minerals Inc	19,976	2,359,765
Vulcan Materials Co	248,122	66,888,729
		312,244,324
Containers & Packaging - 0.2%
Amcor PLC	885,200	40,621,828
AptarGroup Inc	122,093	16,069,881
Avery Dennison Corp	145,869	25,397,252
Ball Corp	507,606	31,963,950
Crown Holdings Inc	211,134	24,573,886
Graphic Packaging Holding CO	564,119	6,318,133
Greif Inc Class A	39,186	3,242,642
Greif Inc Class B	16,419	1,734,503
International Paper Co	1,013,733	38,450,893
Myers Industries Inc	71,765	2,302,939
O-I Glass Inc (c)	288,694	2,098,804
Packaging Corp of America	169,155	39,572,121
Ranpak Holdings Corp Class A (c)	83,198	395,190
Silgan Holdings Inc	167,963	6,977,183
Smurfit Westrock PLC	1,001,604	46,975,228
Sonoco Products Co	188,554	10,398,753
TriMas Corp	55,843	2,165,591
		299,258,777
Metals & Mining - 0.6%
5E Advanced Materials Inc (c)	38,846	62,154
Adapti Inc (c)	199	606
Alcoa Corp	505,021	25,225,799
Alpha Metallurgical Resources Inc (c)	20,409	4,810,401
American Battery Technology Co (b)(c)	262,491	708,726
Ampco-Pittsburgh Corp (c)	24,699	211,917
Century Aluminum Co (c)	107,431	4,917,117
Cleveland-Cliffs Inc (c)	1,087,026	12,555,150
Coeur Mining Inc	1,975,714	41,055,337
Commercial Metals Co	212,478	14,335,891
Compass Minerals International Inc (c)	67,506	1,678,199
Contango Silver & Gold Inc (c)	50,935	993,233
Dakota Gold Corp (c)	197,521	1,200,928
Freeport-McMoRan Inc	2,748,509	208,172,072
Friedman Industries Inc	13,314	575,831
Hecla Mining Co	1,283,484	25,502,827
Hycroft Mining Holding Corp (b)(c)	130,492	3,057,428
Idaho Strategic Resources Inc (c)	27,851	906,272
Inno Holdings Inc (c)	4,587	24,953
Ivanhoe Electric Inc / US (c)	239,077	2,644,192
Kaiser Aluminum Corp	30,905	4,907,096
Materion Corp	39,873	9,413,218
Metallus Inc (c)	67,914	1,325,681
MP Materials Corp (b)(c)	257,703	14,109,239
Newmont Corp	2,040,829	257,266,904
Nucor Corp	435,138	108,627,850
Paramount Gold Nevada Corp (c)	118,380	166,916
Ramaco Resources Inc Class A (c)	58,420	831,901
Ramaco Resources Inc Class B	40,551	306,565
Rare Earths Americas Inc	5,414	76,121
REalloys Inc (b)(c)	91,190	943,817
REalloys Inc rights (c)(d)	4,670	0
ReElement Technologies Corp (b)(c)(d)	30,998	0
Reliance Inc	97,470	37,433,354
Royal Gold Inc	155,885	40,759,251
Ryerson Holding Corp	84,253	2,111,380
Silver Bow Mining Corp	7,870	69,335
Solitario Resources Corp (c)	61,391	48,008
Steel Dynamics Inc	259,060	60,262,537
SunCoke Energy Inc	162,623	1,679,896
Tredegar Corp (c)	55,302	425,272
United States Antimony Corp (b)(c)	241,738	1,177,264
US Gold Corp (b)(c)	28,724	454,126
USA Rare Earth Inc Class A (b)(c)	337,433	6,013,056
Warrior Met Coal Inc	101,235	10,957,676
Worthington Steel Inc	62,152	2,141,136
		910,146,632
Paper & Forest Products - 0.0%
Clearwater Paper Corp (c)	29,365	616,371
Magnera Corp (c)	64,859	814,629
Sylvamo Corp	63,027	2,263,930
		3,694,930
TOTAL MATERIALS		2,968,577,370
Real Estate - 2.2%
Diversified REITs - 0.0%
AH Realty Trust Inc Class A	152,281	986,781
Alpine Income Property Trust Inc	26,162	509,113
American Assets Trust Inc	88,144	1,979,714
Broadstone Net Lease Inc Class A	371,849	7,756,770
CTO Realty Growth Inc	58,255	1,243,162
Essential Properties Realty Trust Inc	412,771	12,383,130
Generation Income Properties Inc (c)	317	117
Gladstone Commercial Corp	89,706	1,163,487
Global Net Lease Inc	403,642	3,705,434
Mackenzie Realty Capital Inc (c)	3,122	4,683
NexPoint Diversified Real Estate Trust	81,830	434,517
WP Carey Inc	427,121	29,881,385
		60,048,293
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	299,462	15,359,406
American Healthcare REIT Inc (b)	368,794	20,361,117
CareTrust REIT Inc (b)	452,271	17,615,955
Chiron Real Estate Inc	24,697	901,441
Community Healthcare Trust Inc	52,215	768,083
Diversified Healthcare Trust	409,510	3,099,991
Healthcare Realty Trust Inc	660,213	12,570,456
Healthpeak Properties Inc	1,317,229	27,424,708
Janus Living Inc Class A	161,027	4,790,553
LTC Properties Inc	101,128	4,077,481
Medical Properties Trust Inc (b)	954,499	3,789,361
National Health Investors Inc	94,017	6,685,549
National Healthcare Properties Inc Class A	81,549	1,309,677
Omega Healthcare Investors Inc	569,385	26,032,282
Sabra Health Care REIT Inc	480,475	9,796,885
Strawberry Fields REIT Inc	13,873	187,146
Universal Health Realty Income Trust	25,141	1,030,278
Ventas Inc	929,266	84,721,181
Welltower Inc	1,349,396	318,781,311
		559,302,861
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	420,933	6,713,881
Ashford Hospitality Trust Inc (c)	9,961	31,875
Braemar Hotels & Resorts Inc	104,633	211,359
Chatham Lodging Trust	89,410	1,165,012
DiamondRock Hospitality Co	387,842	4,774,335
Host Hotels & Resorts Inc	1,217,540	26,700,653
Park Hotels & Resorts Inc	385,274	5,894,692
Pebblebrook Hotel Trust	219,233	3,972,502
RLJ Lodging Trust	288,113	3,180,768
Ryman Hospitality Properties Inc	130,071	16,487,800
Service Properties Trust	248,763	1,940,351
Summit Hotel Properties Inc	202,301	1,183,461
Sunstone Hotel Investors Inc	360,684	4,028,840
Xenia Hotels & Resorts Inc	180,331	3,381,206
		79,666,735
Industrial REITs - 0.2%
Americold Realty Trust Inc	544,547	8,140,978
EastGroup Properties Inc	102,463	20,441,369
First Industrial Realty Trust Inc	254,232	15,731,876
Industrial Logistics Properties Trust	116,205	959,272
Lineage Inc	110,118	4,322,132
LXP Industrial Trust	114,359	6,942,735
One Liberty Properties Inc	29,940	716,463
Prologis Inc	1,812,237	253,568,201
Rexford Industrial Realty Inc	432,868	16,033,431
STAG Industrial Inc Class A	366,861	13,665,572
Terreno Realty Corp	202,837	13,429,838
		353,951,867
Office REITs - 0.1%
Brandywine Realty Trust	326,576	986,260
BXP Inc	284,786	19,362,600
COPT Defense Properties	214,226	7,712,136
Cousins Properties Inc	315,550	9,147,795
Creative Media & Community Trust Corp (c)	1,155	4,584
Douglas Emmett Inc	319,118	3,689,004
Easterly Government Properties Inc	85,191	2,089,735
Empire State Realty Trust Inc Class A	281,538	1,275,367
Franklin Street Properties Corp	151,613	61,373
Highwoods Properties Inc	215,138	6,583,223
Hudson Pacific Properties Inc (c)	103,327	1,298,820
JBG SMITH Properties	119,031	1,434,324
Kilroy Realty Corp	206,066	7,480,196
NET Lease Office Properties	27,777	317,213
Orion Properties Inc	97,796	278,719
Piedmont Realty Trust Inc Class A1 (c)	230,596	2,206,804
Postal Realty Trust Inc Class A	50,557	1,185,562
SL Green Realty Corp	135,992	7,612,832
Vornado Realty Trust	301,507	11,270,332
		83,996,879
Real Estate Management & Development - 0.1%
AGNT Inc	176,336	726,504
Alset Inc (c)	77,919	110,645
Altisource Portfolio Solutions SA (c)	26,765	148,278
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	25,313	4,556
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	25,313	7,113
American Realty Investors Inc (c)	2,358	35,370
American Strategic Investment Co Class A (b)(c)	6,023	38,427
AMREP Corp (c)	6,339	146,621
CBRE Group Inc Class A (c)	560,055	81,661,620
Compass Inc Class A (c)	1,220,531	12,888,807
Comstock Holding Cos Inc Class A (c)	6,291	124,310
CoStar Group Inc (c)	779,677	25,004,241
Cushman & Wakefield Ltd	450,207	6,073,292
Douglas Elliman Inc (c)	127,698	236,241
Fathom Holdings Inc (c)	34,805	23,528
Forestar Group Inc (c)	37,344	1,055,715
FRP Holdings Inc (c)	24,364	539,419
Howard Hughes Holdings Inc (c)	58,330	3,740,703
InterGroup Corp/The (c)	680	24,099
Jones Lang LaSalle Inc (c)	88,864	32,512,672
JW Mays Inc (c)	117	4,941
Marcus & Millichap Inc	45,457	1,439,169
Maui Land & Pineapple Co Inc (c)	15,086	238,962
Newmark Group Inc Class A	293,569	4,471,056
Offerpad Solutions Inc Class A (b)(c)	4,764	20,962
Opendoor Technologies Inc Class A (b)(c)	1,541,599	4,933,117
Opendoor Technologies Inc warrants 11/20/2026 (c)	1	0
Opendoor Technologies Inc warrants 11/20/2026 (c)	1	0
Opendoor Technologies Inc warrants 11/20/2026 (c)	1	0
RenX Enterprises Corp (c)	1,184	2,344
RMR Group Inc/The Class A (b)	34,129	659,372
Seaport Entertainment Group Inc (b)(c)	16,496	433,680
Seritage Growth Properties Class A (c)	75,747	157,554
St Joe Co/The	75,428	4,985,791
Star Holdings (c)	27,229	267,661
Tejon Ranch Co (c)	47,472	763,350
Transcontinental Realty Investors Inc (c)	2,649	96,636
Zillow Group Inc Class A (b)(c)	95,985	3,435,303
Zillow Group Inc Class C (c)	311,761	10,899,165
		197,911,224
Residential REITs - 0.2%
American Homes 4 Rent Class A	607,483	20,229,184
Bluerock Homes Trust Inc Class A	8,041	67,544
BRT Apartments Corp	22,588	323,460
Camden Property Trust	192,257	20,340,791
Centerspace	31,744	1,666,243
Clipper Realty Inc	28,397	93,426
Equity LifeStyle Properties Inc	370,801	23,527,323
Essex Property Trust Inc	122,855	34,763,051
Independence Realty Trust Inc	456,905	7,392,723
Invitation Homes Inc	1,046,174	30,485,510
Mid-America Apartment Communities Inc	223,158	28,753,908
NexPoint Residential Trust Inc	41,592	986,146
Sun Communities Inc	221,892	26,942,127
UDR Inc	566,586	20,935,353
UMH Properties Inc	158,338	2,604,660
Vivmark Residential	1,399,565	91,167,664
		310,279,113
Retail REITs - 0.3%
Acadia Realty Trust	255,846	5,237,168
Agree Realty Corp	229,345	16,570,176
Alexander's Inc	4,118	1,118,696
Brixmor Property Group Inc	586,417	16,941,587
CBL & Associates Properties Inc	30,034	1,642,559
Curbline Properties Corp	185,608	5,536,687
Federal Realty Investment Trust	150,037	17,408,793
FrontView REIT Inc	55,803	1,076,998
Getty Realty Corp	108,730	3,525,027
InvenTrust Properties Corp	151,165	4,884,141
Kimco Realty Corp	1,288,470	30,549,624
Kite Realty Group Trust	387,406	9,995,075
Macerich Co/The	544,005	12,849,398
NETSTREIT Corp	193,279	3,935,160
NNN REIT Inc	364,020	16,453,704
Phillips Edison & Co Inc	244,390	9,445,674
Realty Income Corp	1,781,029	109,141,457
Regency Centers Corp	314,409	23,508,361
Saul Centers Inc	23,836	777,292
Simon Property Group Inc	619,403	131,511,645
SITE Centers Corp	96,394	284,361
Tanger Inc	217,776	8,212,333
Urban Edge Properties	243,266	5,147,509
		435,753,425
Specialized REITs - 0.8%
American Tower Corp	890,690	156,494,233
Blackstone Digital Infrastructure Trust Inc	166,891	3,347,833
Crown Castle Inc	835,740	63,633,244
CubeSmart	433,845	17,232,323
Digital Realty Trust Inc	665,094	123,434,795
EPR Properties	147,241	8,644,519
Equinix Inc	188,509	197,316,141
Extra Space Storage Inc	404,468	57,070,435
Farmland Partners Inc	80,846	831,905
Four Corners Property Trust Inc	212,834	5,295,310
Gaming and Leisure Properties Inc	542,324	22,815,571
Gladstone Land Corp	69,931	641,967
Global Self Storage Inc	27,558	144,680
Iron Mountain Inc	569,129	65,649,030
Lamar Advertising Co Class A	166,355	24,788,559
Millrose Properties Inc Class A	296,322	9,014,115
Outfront Media Inc	292,255	8,586,452
Public Storage	320,791	98,479,629
Rayonier Inc	528,742	10,839,211
Safehold Inc	85,002	1,286,930
SBA Communications Corp Class A	203,001	38,501,170
Smartstop Self Storage REIT Inc	106,887	3,470,621
VICI Properties Inc	2,091,305	53,641,973
Weyerhaeuser Co	1,381,454	32,284,580
		1,003,445,226
TOTAL REAL ESTATE		3,084,355,623
Utilities - 2.0%
Electric Utilities - 1.2%
Alliant Energy Corp (b)	494,735	33,632,085
American Electric Power Co Inc	1,039,891	127,313,855
Constellation Energy Corp	611,369	167,985,860
Duke Energy Corp	1,488,527	178,489,273
Edison International	735,757	39,716,163
Entergy Corp	875,977	93,125,115
Evergy Inc	440,461	35,686,150
Eversource Energy	719,481	50,464,397
Exelon Corp	1,956,339	85,531,141
FirstEnergy Corp	994,858	45,624,188
Genie Energy Ltd Class B	39,775	590,260
Hawaiian Electric Industries Inc (c)	327,265	3,671,913
IDACORP Inc	105,879	14,416,485
MGE Energy Inc	71,652	5,566,644
NextEra Energy Inc	3,985,201	328,141,450
NRG Energy Inc	403,088	44,388,051
OGE Energy Corp	394,398	17,996,381
Oklo Inc Class A (b)(c)	261,468	10,607,757
Otter Tail Corp (b)	79,529	7,194,989
PG&E Corp	4,210,297	55,870,641
Pinnacle West Capital Corp	231,455	22,599,266
Portland General Electric Co	221,439	10,819,510
PPL Corp	1,440,334	49,158,599
Southern Co/The	2,152,977	189,461,976
TXNM Energy Inc	189,708	10,929,078
Xcel Energy Inc	1,194,272	90,394,448
		1,719,375,675
Gas Utilities - 0.1%
Atmos Energy Corp	318,407	52,896,955
Chesapeake Utilities Corp	47,319	6,318,979
MDU Resources Group Inc	401,876	8,005,370
National Fuel Gas Co	181,564	15,080,706
New Jersey Resources Corp	191,203	10,198,768
Northwest Natural Holding Co	83,207	4,082,967
ONE Gas Inc	118,841	9,420,526
RGC Resources Inc	15,268	326,888
Southwest Gas Holdings Inc	123,309	10,891,884
Spire Inc	112,806	9,232,043
UGI Corp	410,334	15,777,342
		142,232,428
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,359,997	20,046,356
Clearway Energy Inc Class C	231,608	7,353,554
Fervo Energy Co Class A (b)(c)	136,499	2,099,355
Hallador Energy Co (c)	71,728	1,189,250
Montauk Renewables Inc (c)	119,582	205,681
Ormat Technologies Inc	117,281	11,962,662
Spruce Power Holding Corp Class A (c)	30,655	57,018
Talen Energy Corp (c)	86,641	25,624,942
Vistra Corp	605,877	83,229,324
		151,768,142
Multi-Utilities - 0.5%
Ameren Corp	529,511	56,133,461
Avista Corp	159,911	5,942,293
Black Hills Corp	145,440	10,425,139
CenterPoint Energy Inc	1,249,873	49,494,971
CMS Energy Corp	590,029	40,157,374
Consolidated Edison Inc	703,519	75,290,603
Dominion Energy Inc	1,680,219	110,911,257
DTE Energy Co	398,149	54,000,949
NiSource Inc	915,845	37,476,377
Northwestern Energy Group Inc	118,665	8,206,871
Public Service Enterprise Group Inc	954,387	69,985,199
Sempra	1,249,449	102,079,983
Unitil Corp	36,070	1,931,188
WEC Energy Group Inc	622,129	66,051,436
		688,087,101
Water Utilities - 0.1%
American States Water Co	75,727	6,761,664
American Water Works Co Inc	372,759	51,526,477
Artesian Resources Corp Class A	18,944	673,838
Cadiz Inc (b)(c)	101,731	403,872
California Water Service Group	115,535	5,773,284
Consolidated Water Co Ltd	27,449	817,157
Essential Utilities Inc	542,943	22,352,963
Global Water Resources Inc	23,899	219,750
H2O America	75,932	4,811,811
Middlesex Water Co	36,905	2,140,490
Pure Cycle Corp (c)	45,843	508,628
York Water Co/The	32,487	1,107,157
		97,097,091
TOTAL UTILITIES		2,798,560,437
TOTAL UNITED STATES		141,518,051,761
TOTAL COMMON STOCKS (Cost $54,388,091,621)		142,071,065,028

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9%	300	6,309
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A	9,584	15,649
Health Care - 0.0%
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (c)(d)	2,458	0
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (c)(d)	35,558	0
TOTAL UNITED STATES		15,649
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,286)		21,958

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/12/2026 (g) (Cost $7,886,032)	3.75	7,945,000	7,885,602

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	165,654,924	165,688,055
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	727,528,567	727,601,320
TOTAL MONEY MARKET FUNDS (Cost $893,258,790)			893,289,375

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $55,289,244,729)	142,972,261,963
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(707,932,854)
NET ASSETS - 100.0%	142,264,329,109

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	161	9/2026	23,817,535	(147,284)
CME E-Mini S&P 500 Index Contracts (United States)	431	9/2026	165,913,450	2,006,334
CME E-Mini S&P MidCap 400 Index Contracts (United States)	33	9/2026	12,431,430	(69,384)
TOTAL LONG				1,789,666

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $74,742 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,885,602.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	86,004,601	1,544,809,755	1,465,119,270	706,398	(7,031)	-	165,688,055	165,654,924
Fidelity Securities Lending Cash Central Fund	760,952,379	1,719,986,130	1,753,337,189	3,761,926	-	-	727,601,320	727,528,567
	846,956,980	3,264,795,885	3,218,456,459	4,468,324	(7,031)	-	893,289,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	12,642,055,777	12,642,055,777	-	-
Consumer Discretionary	12,969,808,463	12,969,808,463	-	-
Consumer Staples	6,092,108,803	6,092,108,803	-	-
Energy	5,195,876,626	5,195,876,626	-	-
Financials	17,966,929,410	17,966,929,410	-	-
Health Care	14,082,330,212	14,082,267,092	55	63,065
Industrials	13,455,074,754	13,455,074,754	-	-
Information Technology	50,812,693,088	50,812,691,696	-	1,392
Materials	2,971,271,835	2,971,264,489	-	7,346
Real Estate	3,084,355,623	3,084,355,623	-	-
Utilities	2,798,560,437	2,798,560,437	-	-

Non-Convertible Preferred Stocks
Communication Services	6,309	6,309	-	-
Financials	15,649	15,649	-	-
Health Care	-	-	-	-
Information Technology	-	-	-	-

U.S. Treasury Obligations	7,885,602	-	7,885,602	-

Money Market Funds	893,289,375	893,289,375	-	-
Total Investments in Securities:	142,972,261,963	142,964,304,503	7,885,657	71,803
Derivative Instruments:

Assets
Futures Contracts	2,006,334	2,006,334	-	-
Total Assets	2,006,334	2,006,334	-	-

Liabilities
Futures Contracts	(216,668)	(216,668)	-	-
Total Liabilities	(216,668)	(216,668)	-	-
Total Derivative Instruments:	1,789,666	1,789,666	-	-
Fidelity® Total Market Index Fund
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$142,078,972,588
Investments in securities, at value - affiliated issuers	893,289,375
Segregated cash with brokers for derivative instruments	7,871,842
Foreign currency held at value	258
Receivable for investments sold	330
Receivable for fund shares sold	99,068,619
Dividends receivable	111,344,397
Distributions receivable from affiliated funds	762,917
Other receivables	1,647,065
Total assets	143,192,957,391
Liabilities
Payable to custodian bank	91,473
Payable for investments purchased	139,545,851
Payable for fund shares redeemed	57,299,119
Accrued management fee	1,782,635
Payable for variation margin on futures contracts	1,018,426
Other payables and accrued expenses	1,532,509
Collateral on securities loaned	727,358,269
Total liabilities	928,628,282
Net Assets	$142,264,329,109
Net assets consist of:
Paid in capital	54,875,145,325
Total accumulated earnings (loss)	87,389,183,784
Net Assets	$142,264,329,109

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($142,264,329,109/671,622,865 shares)	$211.82

Other Information
Unaffiliated issuers, cost	54,395,985,939
Affiliated issuers, cost	893,258,790
Foreign currency holdings, cost	261
Securities loaned, market value	1,335,562,163
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$768,903,990
Dividends - affiliated issuers	4,468,324
Security lending income - unaffiliated issuers	590,337
Interest	154,701
Total investment income	774,117,352
Expenses
Management fee	9,822,285
Independent trustees' fees and expenses	183,021
Total expenses	10,005,306
Expense reductions	(6,476)
Total expenses after reductions	9,998,830
Net investment income (loss)	764,118,522
Net realized gain (loss)
Investments - unaffiliated issuers	26,887,958
Investments - affiliated issuers	(7,031)
Redemptions in-kind	91,602,788
Futures contracts	8,868,657
Net realized gain (loss)	127,352,372
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	14,632,773,565
Assets and liabilities in foreign currencies	(4)
Futures contracts	660,572
Total change in net unrealized appreciation (depreciation)	14,633,434,133
Net gain (loss)	14,760,786,505
Net increase (decrease) in net assets resulting from operations	$15,524,905,027
Other Information
Income from securities lending - Affiliated Issuers	3,761,926

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$764,118,522	$1,385,206,446
Net realized gain (loss)	127,352,372	879,643,308
Change in net unrealized appreciation (depreciation)	14,633,434,133	15,758,304,616
Net increase (decrease) in net assets resulting from operations	$15,524,905,027	$18,023,154,370
Distributions to shareholders
Distributions to shareholders	(108,886,729)	(1,233,986,186)
Total distributions	(108,886,729)	(1,233,986,186)
Net increase (decrease) in net assets resulting from share transactions	2,108,063,889	1,620,581,468
Total increase (decrease) in net assets	17,524,082,187	18,409,749,652
Net Assets
Beginning of period	124,740,246,922	106,330,497,270
End of period	$142,264,329,109	$124,740,246,922
Financial Highlights
Fidelity® Total Market Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$188.71	$163.07	$140.45	$110.75	$122.59	$110.80
Income from Investment Operations
Net investment income (loss) B, C	1.15	2.12	1.99	1.92	1.81	1.62
Net realized and unrealized gain (loss)	22.12	25.41	22.54	29.64	(11.93)	11.70
Total from investment operations	23.27	27.53	24.53	31.56	(10.12)	13.32
Distributions
Distributions from net investment income	(.16)	(1.89)	(1.91)	(1.86)	(1.72)	(1.53)
Total distributions	(.16)	(1.89)	(1.91)	(1.86)	(1.72)	(1.53)
Net asset value, end of period	$211.82	$188.71	$163.07	$140.45	$110.75	$122.59
Total Return D, E	12.34%	16.92%	17.50%	28.66%	(8.22)%	11.94%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.01% H	.02%	.02%	.02%	.01% I	.02%
Ratio of expenses to average net assets net of fee waivers, if any	.01% H	.02%	.02%	.02%	.01% I	.02%
Ratio of expenses to average net assets net of all reductions, if any	.01% H	.01%	.01%	.02%	.01% I	.02%
Ratio of net investment income (loss) to average net assets	1.13% H	1.21%	1.29%	1.57%	1.62%	1.29%
Net assets, end of period	$142,264,329,109	$124,740,246,922	$106,330,497,270	$88,997,237,003	$66,927,206,668	$71,287,843,741
Portfolio turnover rate K	2% H, J	3% J	3% J	2%	2%	3%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® Extended Market Index Fund, Fidelity® International Index Fund, and Fidelity® Total Market Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes witheld or dividends, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, deferred Trustee compensation, equity-debt classifications, foreign currency transactions, futures transactions, losses deferred due to excise tax regulations, short term capital gain dividends, passive foreign investment companies (PFIC), redemptions in-kind, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Extended Market Index Fund	27,236,529,077	18,139,820,847	(2,872,175,256)	15,267,645,591

Fidelity® International Index Fund	57,758,516,922	33,753,200,917	(3,106,614,891)	30,646,586,026

Fidelity® Total Market Index Fund	55,820,382,641	91,753,734,120	(4,601,854,798)	87,151,879,322

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Extended Market Index Fund	-	(172,453,142)	(172,453,142)
Fidelity® International Index Fund	(585,323,639)	(3,989,105,352)	(4,574,428,991)
Fidelity® Total Market Index Fund	(132,750,684)	(545,344,941)	(678,095,625)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Extended Market Index Fund
Equity Risk
Futures Contracts	-	(196,486)	7,272,087	(1,650,323)
Total Equity Risk	-	(196,486)	7,272,087	(1,650,323)

Totals	-	(196,486)	7,272,087	(1,650,323)
Fidelity® International Index Fund
Equity Risk
Futures Contracts	25,594,206	-	114,890,513	(55,712,511)
Total Equity Risk	25,594,206	-	114,890,513	(55,712,511)

Totals	25,594,206	-	114,890,513	(55,712,511)
Fidelity® Total Market Index Fund
Equity Risk
Futures Contracts	2,006,334	(216,668)	8,868,657	660,572
Total Equity Risk	2,006,334	(216,668)	8,868,657	660,572

Totals	2,006,334	(216,668)	8,868,657	660,572

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Extended Market Index Fund
Futures Contracts	81,439,428
Fidelity® International Index Fund
Futures Contracts	1,280,804,037
Fidelity® Total Market Index Fund
Futures Contracts	124,335,419

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Extended Market Index Fund	5,090,168,039	8,394,180,291
Fidelity® International Index Fund	6,964,549,924	2,467,598,752
Fidelity® Total Market Index Fund	4,330,144,812	1,135,289,255

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

August 31, 2026
	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity® Extended Market Index Fund	13,212,521	-	1,032,307,456	1,032,307,456	1,418,823,312
Fidelity® International Index Fund	3,933,409	-	157,706,886	157,706,886	251,356,581
Fidelity® Total Market Index Fund	534,995	-	91,602,788	91,602,788	111,733,745

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity® Extended Market Index Fund	34,075,091	-	2,109,983,296	2,109,983,296	3,205,235,647
Fidelity® International Index Fund	17,617,624	-	639,018,313	639,018,313	1,046,099,437
Fidelity® Total Market Index Fund	7,263,674	-	1,059,204,152	1,059,204,152	1,324,529,247

  5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide each Fund with investment management related services.

For these services, each fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of each fund's average net assets as presented in the table below.

Management Fee Rate %
Fidelity® Extended Market Index Fund	0.035
Fidelity® International Index Fund	0.035
Fidelity® Total Market Index Fund	0.015

The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as interest expense.

Pursuant to the expense contract, the investment adviser pays all other operating expenses, except the fees and expenses of the independent Trustees, as necessary so that total expenses do not exceed the level of average net assets presented in the table below.

	Annual Expense Contract Rate (%)	Expiration Date
Fidelity® Extended Market Index Fund	.015	April 30, 2027
Fidelity® International Index Fund	.035	April 30, 2027
Fidelity® Total Market Index Fund	. 035	April 30, 2027
Sub-Adviser. Geode Capital Management, LLC, serves as sub-adviser for the Funds. Sub-advisers provide discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Extended Market Index Fund	$755,357
Fidelity® International Index Fund	808,994
Fidelity® Total Market Index Fund	1,555,200

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, Fidelity® Extended Market Index Fund, Fidelity® International Index Fund, and Fidelity® Total Market Index Fund had no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® Extended Market Index Fund	Borrower	25,083,370	3.87	72,897
Fidelity® Total Market Index Fund	Borrower	45,131,042	3.86	116,070

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Extended Market Index Fund	-	-	-
Fidelity® International Index Fund	-	-	-
Fidelity® Total Market Index Fund	76,330,907	219,905,337	(28,472,953)

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Extended Market Index Fund	1,468,498	172,715	11,105,194

Fidelity® International Index Fund	517,579	478	-

Fidelity® Total Market Index Fund	459,432	45,407	4,243,458

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Extended Market Index Fund	1,943,992,263
Fidelity® International Index Fund	268,575,709
Fidelity® Total Market Index Fund	643,466,195

  8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® Total Market Index Fund	31,766,000	4.12	10,906

  9. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Extended Market Index Fund	70,080
Fidelity® International Index Fund	715
Fidelity® Total Market Index Fund	6,476

  10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® Extended Market Index Fund
Fidelity® Extended Market Index Fund	-	232,672,978
Total		232,672,978
Fidelity® International Index Fund
Fidelity® International Index Fund	-	2,264,600,003
Total		2,264,600,003
Fidelity® Total Market Index Fund
Fidelity® Total Market Index Fund	108,886,729	1,233,986,186
Total	108,886,729	1,233,986,186

  11. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® Extended Market Index Fund
Shares sold	37,730,345	92,272,601	4,172,391,975	8,605,221,093
Reinvestment of distributions	(10)	2,094,518	(1,041)	214,037,219
Shares redeemed	(87,571,748)	(140,098,815)	(9,815,030,286)	(13,169,382,982)
Net increase (decrease)	(49,841,413)	(45,731,696)	(5,642,639,352)	(4,350,124,670)
Fidelity® International Index Fund
Shares sold	161,194,921	402,174,577	10,491,694,289	23,436,891,370
Reinvestment of distributions	(71)	33,283,182	(4,241)	2,007,642,904
Shares redeemed	(125,861,111)	(281,842,601)	(8,174,876,990)	(16,343,223,280)
Net increase (decrease)	35,333,739	153,615,158	2,316,813,058	9,101,310,994
Fidelity® Total Market Index Fund
Shares sold	48,143,624	98,176,318	9,642,384,125	17,160,857,157
Reinvestment of distributions	506,050	5,841,169	94,691,105	1,074,190,805
Shares redeemed	(38,024,980)	(95,081,899)	(7,629,011,341)	(16,614,466,494)
Net increase (decrease)	10,624,694	8,935,588	2,108,063,889	1,620,581,468

  12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board voted to continue each fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on the funds in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment programs. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the index the fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) of each fund relative to funds and classes in the total peer group; (ii) ) gross management fee comparisons of each fund relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons of each fund relative to funds and classes in the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
Other Contractual Arrangements. The Board considered that current contractual arrangements for Fidelity Extended Market Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board considered that current contractual arrangements for Fidelity International Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board considered that current contractual arrangements for Fidelity Total Market Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode other than the funds, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the funds and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2027.

1.929382.114
SIF-I-SANN-1026
Fidelity® 500 Index Fund

Semi-Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® 500 Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	3,278,442	736,469,211
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	3,790,392	777,977,958
UNITED STATES - 99.7%
Communication Services - 9.5%
Diversified Telecommunication Services - 0.7%
AT&T Inc	90,227,121	2,335,980,163
Comcast Corp Class A	46,264,250	1,231,554,335
Verizon Communications Inc	54,221,401	2,712,154,478
		6,279,688,976
Entertainment - 1.0%
Live Nation Entertainment Inc (b)(c)	2,054,873	369,651,104
Netflix Inc (c)	54,679,003	4,431,733,193
Take-Two Interactive Software Inc (c)	2,260,301	496,588,130
TKO Group Holdings Inc Class A (b)	817,733	149,326,223
Walt Disney Co/The	22,549,318	2,425,179,151
Warner Bros Discovery Inc (c)	32,183,042	918,182,188
		8,790,659,989
Interactive Media & Services - 7.4%
Alphabet Inc Class A	76,142,250	25,838,872,538
Alphabet Inc Class C	61,374,382	20,585,581,466
Meta Platforms Inc Class A	28,516,588	16,321,183,976
Reddit Inc Class A (b)(c)	1,696,009	250,687,090
		62,996,325,070
Media - 0.3%
AppLovin Corp Class A (b)(c)	3,493,652	1,090,229,043
Charter Communications Inc Class A (b)(c)	1,485,974	226,521,877
EchoStar Corp Class A (b)(c)	1,769,652	152,968,719
Fox Corp Class A	2,586,844	174,223,944
Fox Corp Class B	1,809,496	108,967,849
News Corp Class A	4,729,458	145,241,655
News Corp Class B	1,572,575	54,112,306
Omnicom Group Inc (b)	3,700,914	323,941,002
Paramount Skydance Corp Class B (b)	4,095,933	44,686,629
Trade Desk Inc (The) Class A (c)	5,544,782	76,074,409
		2,396,967,433
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	6,042,744	1,090,352,727
TOTAL COMMUNICATION SERVICES		81,553,994,195
Consumer Discretionary - 9.1%
Automobile Components - 0.0%
Aptiv PLC (b)(c)	2,748,000	123,000,480
Automobiles - 1.8%
Ford Motor Co	50,822,877	708,470,905
General Motors Co	11,708,499	1,010,677,634
Tesla Inc (c)	36,557,898	13,451,478,569
		15,170,627,108
Broadline Retail - 3.9%
Amazon.com Inc (c)	127,113,917	33,020,382,220
eBay Inc (b)	5,765,529	597,078,183
		33,617,460,403
Distributors - 0.0%
Genuine Parts Co	1,787,125	242,459,249
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (c)	5,426,997	994,334,390
Booking Holdings Inc	10,062,119	2,003,267,272
Carnival Corp Ltd	16,705,077	399,084,290
Chipotle Mexican Grill Inc (c)	16,656,842	633,459,701
Darden Restaurants Inc	1,487,286	318,665,898
Domino's Pizza Inc (b)	397,369	135,924,040
DoorDash Inc Class A (c)	4,914,074	1,138,787,509
Expedia Group Inc Class A	1,486,818	471,499,724
Hilton Worldwide Holdings Inc	2,956,105	934,956,889
Las Vegas Sands Corp	3,871,897	169,627,808
Marriott International Inc/MD Class A1	2,842,014	971,286,705
McDonald's Corp	9,226,222	2,431,478,546
MGM Resorts International (b)(c)	2,491,760	103,059,194
Norwegian Cruise Line Holdings Ltd (b)(c)	5,961,756	96,222,741
Royal Caribbean Cruises Ltd (b)	3,238,842	870,406,399
Starbucks Corp (b)	14,799,486	1,572,445,388
Wynn Resorts Ltd (b)	1,089,024	99,406,111
Yum! Brands Inc	3,579,055	548,704,922
		13,892,617,527
Household Durables - 0.2%
DR Horton Inc	3,424,637	495,065,525
Garmin Ltd	2,128,669	604,776,150
Lennar Corp Class A (b)	2,795,035	235,090,394
NVR Inc (c)	35,047	221,329,865
PulteGroup Inc	2,473,542	312,457,825
		1,868,719,759
Leisure Products - 0.0%
Hasbro Inc	1,745,454	164,247,221
Specialty Retail - 1.4%
AutoZone Inc (c)	213,961	640,008,702
Best Buy Co Inc	2,544,447	203,937,426
Carvana Co Class A (c)	9,301,303	683,273,718
Home Depot Inc/The	12,933,846	4,240,102,734
Lowe's Cos Inc	7,272,654	1,488,712,274
O'Reilly Automotive Inc (c)	10,761,214	955,595,803
Ross Stores Inc	4,183,228	956,034,927
TJX Cos Inc/The	14,359,463	1,922,875,690
Tractor Supply Co	6,810,205	237,676,155
Ulta Beauty Inc (b)(c)	565,645	303,807,930
Williams-Sonoma Inc (b)	1,528,942	348,981,012
		11,981,006,371
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)(c)	1,843,283	160,513,083
Lululemon Athletica Inc (b)(c)	1,359,788	163,528,105
NIKE Inc Class B	15,575,997	608,398,443
Ralph Lauren Corp Class A	501,952	174,127,149
Tapestry Inc	2,623,639	323,730,816
		1,430,297,596
TOTAL CONSUMER DISCRETIONARY		78,490,435,714
Consumer Staples - 4.5%
Beverages - 1.0%
Brown-Forman Corp Class B	2,186,132	58,085,527
Coca-Cola Co/The	50,282,595	4,458,557,700
Constellation Brands Inc Class A	1,810,950	236,546,289
Keurig Dr Pepper Inc (b)	17,667,427	562,884,224
Molson Coors Beverage Co Class B (b)	2,083,286	82,831,451
Monster Beverage Corp (c)	18,541,771	851,438,124
PepsiCo Inc	17,748,059	2,490,762,600
		8,741,105,915
Consumer Staples Distribution & Retail - 1.7%
Casey's General Stores Inc (b)	479,928	361,006,641
Costco Wholesale Corp	5,761,022	5,437,771,056
Dollar General Corp	2,859,728	362,470,524
Dollar Tree Inc (c)	2,351,585	297,687,144
Kroger Co/The	7,365,801	423,828,190
Sysco Corp (b)	6,209,408	503,458,801
Target Corp	5,897,667	948,816,667
Walmart Inc (b)	56,928,685	5,970,111,196
		14,305,150,219
Food Products - 0.4%
Archer-Daniels-Midland Co	6,258,413	508,746,393
Bunge Global SA (b)	1,763,586	204,946,329
General Mills Inc	6,930,073	285,519,008
Hershey Co/The	1,924,830	339,174,294
Hormel Foods Corp	3,787,224	82,750,844
JM Smucker Co	1,384,872	181,639,812
Kraft Heinz Co/The	11,086,448	284,589,120
McCormick & Co Inc/MD (b)	3,298,134	178,824,825
Mondelez International Inc (b)	16,668,736	1,034,628,444
Tyson Foods Inc Class A	3,663,451	202,002,688
		3,302,821,757
Household Products - 0.7%
Church & Dwight Co Inc (b)	3,076,821	307,005,199
Clorox Co/The (b)	1,570,215	153,378,601
Colgate-Palmolive Co	10,390,789	933,300,668
Kimberly-Clark Corp	4,310,381	465,305,629
Procter & Gamble Co/The	30,237,845	4,388,116,067
		6,247,106,164
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	3,211,138	328,499,417
Kenvue Inc	24,932,138	470,718,765
		799,218,182
Tobacco - 0.6%
Altria Group Inc	21,684,234	1,484,936,344
Philip Morris International Inc	20,238,548	3,790,680,041
		5,275,616,385
TOTAL CONSUMER STAPLES		38,671,018,622
Energy - 3.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	12,882,427	818,678,236
Halliburton Co	10,847,984	399,748,210
SLB Ltd	19,413,951	1,166,778,455
		2,385,204,901
Oil, Gas & Consumable Fuels - 3.2%
APA Corp	4,589,966	198,057,033
Chevron Corp	24,310,043	5,011,272,265
ConocoPhillips	15,820,064	2,096,000,280
Devon Energy Corp	14,971,557	726,270,230
Diamondback Energy Inc	2,520,551	505,320,064
EOG Resources Inc	6,916,413	1,002,603,228
EQT Corp (b)	8,122,100	440,055,378
Expand Energy Corp (b)	3,106,490	304,933,058
ExxonMobil Holdings Corp	53,823,897	8,662,956,223
Kinder Morgan Inc	25,423,475	819,652,834
Marathon Petroleum Corp	3,790,926	1,415,228,494
Occidental Petroleum Corp	9,428,503	567,407,311
ONEOK Inc (b)	8,181,248	785,481,620
Phillips 66	5,206,311	1,283,772,166
Targa Resources Corp	2,787,244	818,474,201
Texas Pacific Land Corp	752,352	281,635,448
Valero Energy Corp (b)	3,855,801	1,383,924,095
Williams Cos Inc/The	15,881,148	1,191,880,157
		27,494,924,085
TOTAL ENERGY		29,880,128,986
Financials - 12.3%
Banks - 3.5%
Bank of America Corp	84,780,063	5,251,277,102
Citigroup Inc	22,147,640	2,915,072,377
Citizens Financial Group Inc	5,491,309	378,186,451
Fifth Third Bancorp (b)	11,768,838	632,810,419
Huntington Bancshares Inc/OH	26,323,155	439,201,841
JPMorgan Chase & Co	34,794,586	12,387,568,508
KeyCorp	11,967,308	258,613,525
M&T Bank Corp	1,901,652	444,872,469
PNC Financial Services Group Inc/The	5,214,487	1,249,547,520
Regions Financial Corp	11,081,526	331,115,997
Truist Financial Corp	16,178,243	802,117,288
US Bancorp	20,157,255	1,241,283,763
Wells Fargo & Co	39,737,850	3,432,952,862
		29,764,620,122
Capital Markets - 3.2%
Ameriprise Financial Inc	1,167,350	645,672,959
Ares Management Corp Class A (b)	2,738,972	392,138,621
Bank of New York Mellon Corp/The	8,912,921	1,437,475,899
Blackrock Inc	1,874,675	2,166,393,177
Blackstone Inc	9,646,611	1,381,780,560
Cboe Global Markets Inc	1,358,977	407,964,895
Charles Schwab Corp/The	21,228,413	2,331,304,316
CME Group Inc Class A	4,705,346	1,343,376,283
Coinbase Global Inc Class A (c)	2,888,309	543,348,689
FactSet Research Systems Inc	473,073	148,332,039
Franklin Templeton Inc (b)	3,981,164	135,956,751
Goldman Sachs Group Inc/The	3,830,791	3,930,008,487
Interactive Brokers Group Inc Class A	5,784,797	562,802,900
Intercontinental Exchange Inc	7,343,412	1,180,086,308
Invesco Ltd	5,756,410	188,695,120
KKR & Co Inc Class A	8,977,630	985,025,564
Moody's Corp (b)	1,950,956	984,530,436
Morgan Stanley	15,566,103	3,320,561,092
MSCI Inc	945,339	539,448,247
Nasdaq Inc	5,801,594	572,095,184
Northern Trust Corp	2,402,915	445,884,907
Raymond James Financial Inc (b)	2,252,270	401,286,946
Robinhood Markets Inc Class A (c)	10,273,873	1,076,804,629
S&P Global Inc	3,937,180	1,715,980,531
State Street Corp	3,593,937	687,807,663
T Rowe Price Group Inc (b)	2,782,350	309,619,908
		27,834,382,111
Consumer Finance - 0.5%
American Express Co	6,911,028	2,281,814,115
Capital One Financial Corp (b)	8,080,736	1,733,398,679
Synchrony Financial (b)	4,367,910	336,678,502
		4,351,891,296
Financial Services - 3.5%
Apollo Global Management Inc	5,989,064	817,986,361
Berkshire Hathaway Inc Class B (c)	23,806,514	11,999,197,251
Block Inc Class A (c)	6,949,732	570,017,019
Corpay Inc (c)	848,753	343,150,838
Fidelity National Information Services Inc	6,711,889	273,643,715
Fiserv Inc (c)	6,924,525	369,146,428
Global Payments Inc	3,019,271	274,904,625
Jack Henry & Associates Inc	922,630	154,918,803
Mastercard Inc Class A	10,477,590	6,174,548,563
PayPal Holdings Inc	11,454,506	603,251,558
Visa Inc Class A	21,552,039	8,176,197,035
		29,756,962,196
Insurance - 1.6%
AFLAC Inc (b)	5,948,442	689,127,006
Allstate Corp/The	3,342,719	861,752,958
American International Group Inc	6,884,942	525,734,171
Aon PLC	2,773,387	891,699,388
Arch Capital Group Ltd (c)	4,518,656	443,144,594
Arthur J Gallagher & Co	3,335,955	874,520,603
Assurant Inc	643,404	181,349,851
Brown & Brown Inc	3,785,192	273,177,307
Chubb Ltd	4,683,967	1,585,991,226
Cincinnati Financial Corp	2,008,678	341,274,392
Erie Indemnity Co Class A (b)	329,883	84,304,899
Everest Group Ltd	513,861	192,518,024
Globe Life Inc	1,008,257	174,095,736
Hartford Insurance Group Inc/The	3,559,707	489,032,548
Loews Corp	2,191,044	237,268,155
Marsh & McLennan Cos Inc	6,256,311	1,187,447,828
MetLife Inc	7,018,450	667,945,887
Principal Financial Group Inc	2,552,561	281,190,120
Progressive Corp/The	7,587,850	1,654,758,328
Prudential Financial Inc (b)	4,505,940	529,898,544
Travelers Companies Inc/The	2,761,284	1,010,436,654
W R Berkley Corp	3,819,009	258,012,248
Willis Towers Watson PLC	1,226,447	415,213,632
		13,849,894,099
TOTAL FINANCIALS		105,557,749,824
Health Care - 9.3%
Biotechnology - 1.8%
AbbVie Inc	22,942,557	5,882,930,466
Amgen Inc	7,008,337	3,012,743,910
Biogen Inc (c)	1,917,129	415,345,998
Gilead Sciences Inc	16,122,313	2,359,339,284
Incyte Corp (c)	2,179,176	268,518,067
Moderna Inc (b)(c)	4,585,667	643,552,507
Regeneron Pharmaceuticals Inc	1,297,529	1,036,829,473
Vertex Pharmaceuticals Inc (b)(c)	3,295,766	1,794,610,502
		15,413,870,207
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	22,618,167	2,496,140,911
Align Technology Inc (b)(c)	864,893	138,201,252
Baxter International Inc	6,706,577	174,371,002
Becton Dickinson & Co	3,578,003	673,058,144
Boston Scientific Corp (c)	19,300,948	932,235,788
Cooper Cos Inc/The (c)	2,533,644	177,583,108
Dexcom Inc (c)	5,010,724	456,276,527
Edwards Lifesciences Corp (c)	7,477,005	678,538,204
GE HealthCare Technologies Inc	5,906,964	420,753,046
IDEXX Laboratories Inc (c)	1,024,329	570,233,711
Insulet Corp (b)(c)	899,438	133,710,453
Intuitive Surgical Inc (b)(c)	4,598,956	1,733,162,559
Medtronic PLC	16,671,788	1,511,297,583
ResMed Inc (b)	1,883,613	452,255,481
Solventum Corp (c)	1,911,441	174,055,817
STERIS PLC	1,273,546	296,277,741
Stryker Corp (b)	4,480,294	1,450,719,198
Zimmer Biomet Holdings Inc	2,512,187	251,319,187
		12,720,189,712
Health Care Providers & Services - 1.6%
Cardinal Health Inc	3,041,264	713,541,360
Cencora Inc (b)	2,526,456	817,561,162
Centene Corp (c)	6,091,555	391,930,649
Cigna Group/The	3,435,060	948,351,365
CVS Health Corp	16,568,452	1,555,943,327
DaVita Inc (b)(c)	416,835	73,367,127
Elevance Health Inc	2,819,940	1,106,939,248
HCA Healthcare Inc	2,016,480	835,730,136
Henry Schein Inc (b)(c)	1,257,377	112,912,455
Humana Inc	1,559,056	597,477,031
Labcorp Holdings Inc	1,064,805	354,218,031
McKesson Corp	1,560,900	1,381,895,988
Quest Diagnostics Inc	1,437,435	345,415,631
UnitedHealth Group Inc	11,792,635	4,592,169,995
Universal Health Services Inc Class B	691,970	117,863,250
		13,945,316,755
Health Care Technology - 0.1%
Veeva Systems Inc Class A (c)	1,949,672	557,001,793
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	3,669,705	563,519,900
Bio-Techne Corp	2,033,119	147,014,834
Charles River Laboratories International Inc (b)(c)	625,482	180,288,932
Danaher Corp	8,179,728	1,746,862,712
IQVIA Holdings Inc (c)	2,167,267	566,068,468
Mettler-Toledo International Inc (c)	262,409	368,721,382
Revvity Inc (b)	1,448,655	186,398,439
Thermo Fisher Scientific Inc	4,825,656	2,977,912,318
Waters Corp (b)(c)	1,274,987	528,647,860
West Pharmaceutical Services Inc	917,394	312,932,267
		7,578,367,112
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	26,517,155	1,771,611,126
Eli Lilly & Co	10,272,281	11,882,255,601
Johnson & Johnson	31,258,734	8,310,134,434
Merck & Co Inc	32,071,712	4,738,916,165
Pfizer Inc	74,009,691	2,106,315,806
Viatris Inc	15,122,219	249,667,835
Zoetis Inc Class A	5,443,852	419,720,989
		29,478,621,956
TOTAL HEALTH CARE		79,693,367,535
Industrials - 8.3%
Aerospace & Defense - 2.1%
Axon Enterprise Inc (b)(c)	1,046,651	592,990,591
Boeing Co (c)	10,236,436	2,126,926,672
GE Aerospace	13,548,173	4,548,257,158
General Dynamics Corp	3,295,981	1,223,962,544
Honeywell Aerospace Inc	4,114,126	650,484,462
Howmet Aerospace Inc	5,195,559	1,272,652,177
Huntington Ingalls Industries Inc	511,679	149,000,924
L3Harris Technologies Inc	2,419,119	644,090,434
Lockheed Martin Corp	2,634,695	1,478,669,875
Northrop Grumman Corp	1,733,697	935,676,271
RTX Corp	17,487,250	3,632,626,443
Textron Inc	2,258,026	181,906,574
TransDigm Group Inc	726,327	851,066,399
		18,288,310,524
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	1,530,631	229,074,235
Expeditors International of Washington Inc	1,698,377	322,097,198
FedEx Corp	2,850,540	933,266,796
United Parcel Service Inc Class B	9,694,684	1,010,476,914
		2,494,915,143
Building Products - 0.4%
A O Smith Corp (b)	1,453,920	85,970,289
Allegion plc (b)	1,115,919	173,246,425
Builders FirstSource Inc (b)(c)	1,396,717	92,742,009
Carrier Global Corp (b)	10,138,305	590,252,117
Johnson Controls International plc	7,922,614	1,095,222,159
Lennox International Inc	411,223	157,350,369
Masco Corp	2,619,605	189,030,697
Trane Technologies PLC	2,870,492	1,275,646,645
		3,659,460,710
Commercial Services & Supplies - 0.4%
Cintas Corp (b)	4,416,003	891,105,245
Copart Inc (c)	11,508,244	379,656,970
Republic Services Inc	2,596,847	573,695,439
Rollins Inc	3,813,743	137,561,710
Veralto Corp	3,189,206	314,360,035
Waste Management Inc	4,797,463	1,050,260,601
		3,346,640,000
Construction & Engineering - 0.3%
Comfort Systems USA Inc	456,360	705,359,143
EMCOR Group Inc	577,072	423,882,467
Quanta Services Inc (b)	1,948,593	1,182,971,324
		2,312,212,934
Electrical Equipment - 1.1%
AMETEK Inc	2,976,297	699,935,765
Eaton Corp PLC	5,042,240	2,026,375,411
Emerson Electric Co (b)	7,273,135	1,108,716,699
GE Vernova Inc	3,489,443	3,135,369,220
Generac Holdings Inc (c)	764,440	141,711,887
Hubbell Inc	686,176	310,837,728
Rockwell Automation Inc	1,444,940	613,275,884
Vertiv Holdings Co Class A	4,987,818	1,290,448,273
		9,326,670,867
Ground Transportation - 0.9%
CSX Corp	24,128,716	1,218,741,445
Fedex Freight Holding Co Inc	1,411,534	188,778,557
JB Hunt Transport Services Inc	967,366	256,806,652
Norfolk Southern Corp	2,916,447	999,728,867
Old Dominion Freight Line Inc	2,376,486	475,202,141
Uber Technologies Inc (c)	26,433,116	1,999,665,225
Union Pacific Corp	7,709,615	2,318,049,942
		7,456,972,829
Industrial Conglomerates - 0.3%
3M Co	6,772,767	1,163,764,554
DuPont de Nemours Inc	1,774,332	238,807,344
Honeywell International Inc	4,114,125	878,489,111
		2,281,061,009
Machinery - 1.7%
Caterpillar Inc	5,980,983	4,769,654,513
Cummins Inc	1,791,845	1,011,317,318
Deere & Co	3,261,932	2,136,271,886
Dover Corp	1,748,631	339,636,599
Fortive Corp	3,958,751	232,932,909
IDEX Corp	961,118	219,750,020
Illinois Tool Works Inc	3,399,673	936,167,954
Ingersoll Rand Inc (b)	4,624,326	356,304,318
Nordson Corp	688,161	221,395,157
Otis Worldwide Corp	4,982,716	354,420,589
PACCAR Inc (b)	6,834,044	848,309,882
Parker-Hannifin Corp	1,637,280	1,603,617,523
Pentair PLC	2,098,529	126,877,063
Snap-on Inc	672,671	259,859,534
Stanley Black & Decker Inc	2,018,664	194,538,650
Westinghouse Air Brake Technologies Corp	2,203,327	629,997,289
Xylem Inc/NY	3,086,545	339,859,470
		14,580,910,674
Passenger Airlines - 0.1%
Delta Air Lines Inc	8,485,205	661,845,990
Southwest Airlines Co	6,346,943	244,547,714
United Airlines Holdings Inc (c)	4,214,677	455,142,969
		1,361,536,673
Professional Services - 0.4%
Automatic Data Processing Inc	5,190,715	1,485,375,004
Broadridge Financial Solutions Inc	1,501,868	273,910,686
Equifax Inc	1,546,200	292,479,192
Jacobs Solutions Inc	1,533,332	228,543,135
Leidos Holdings Inc	1,633,372	229,015,088
Paychex Inc	4,187,304	533,211,291
Verisk Analytics Inc	1,701,377	329,692,835
		3,372,227,231
Trading Companies & Distributors - 0.3%
Fastenal Co	14,907,719	735,099,624
Ferguson Enterprises Inc (b)	2,518,367	565,398,575
United Rentals Inc	813,498	844,410,924
WW Grainger Inc	564,034	738,596,883
		2,883,506,006
TOTAL INDUSTRIALS		71,364,424,600
Information Technology - 37.7%
Communications Equipment - 1.3%
Arista Networks Inc (c)	13,408,054	2,623,822,087
Ciena Corp (c)	1,836,113	702,864,056
Cisco Systems Inc	51,291,036	5,667,146,569
F5 Inc (c)	732,625	298,273,616
Lumentum Holdings Inc (c)	1,010,266	924,150,926
Motorola Solutions Inc	2,155,528	1,046,077,738
		11,262,334,992
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	15,975,110	2,532,853,691
CDW Corp/DE	1,658,926	251,460,003
Coherent Corp (b)(c)	2,540,455	705,814,613
Corning Inc	10,169,932	1,512,573,986
Flex Ltd (c)	4,774,402	521,603,419
Jabil Inc	1,370,001	418,206,505
Keysight Technologies Inc (c)	2,227,025	718,660,968
Teledyne Technologies Inc (c)	601,602	368,751,946
Zebra Technologies Corp Class A (c)	618,535	218,683,048
		7,248,608,179
IT Services - 0.7%
Accenture PLC Class A	7,972,258	1,512,815,678
Akamai Technologies Inc (b)(c)	1,887,886	205,062,177
Cognizant Technology Solutions Corp Class A	6,153,388	397,385,797
Gartner Inc (b)(c)	869,400	172,236,834
GoDaddy Inc Class A (c)	1,719,401	168,294,970
IBM Corporation	12,204,805	2,854,337,745
VeriSign Inc	1,063,506	306,587,510
		5,616,720,711
Semiconductors & Semiconductor Equipment - 17.3%
Advanced Micro Devices Inc (c)	21,174,046	9,967,046,933
Analog Devices Inc	6,339,536	2,295,799,567
Applied Materials Inc	10,305,362	4,723,874,887
Broadcom Inc	61,481,672	22,769,122,408
First Solar Inc (b)(c)	1,395,323	281,715,714
Intel Corp (c)	64,138,314	5,741,020,486
KLA Corp	16,962,599	2,976,087,995
Lam Research Corp	16,239,195	4,895,954,901
Marvell Technology Inc	11,369,427	2,406,452,919
Microchip Technology Inc	7,026,865	516,123,234
Micron Technology Inc	14,644,104	14,039,741,828
Monolithic Power Systems Inc	637,974	808,804,298
NVIDIA Corp	314,513,788	69,438,354,115
ON Semiconductor Corp (c)	5,089,026	377,045,936
Qnity Electronics Inc	2,718,356	324,653,257
QUALCOMM Inc	13,686,637	2,333,297,876
Skyworks Solutions Inc (b)	1,953,089	130,876,494
Teradyne Inc	2,032,764	711,121,830
Texas Instruments Inc	11,817,943	3,083,419,508
		147,820,514,186
Software - 9.3%
Adobe Inc (c)	5,248,708	1,536,769,215
Autodesk Inc (b)(c)	2,741,807	708,839,364
Cadence Design Systems Inc (c)	3,581,587	1,213,370,044
Crowdstrike Holdings Inc Class A (c)	13,221,084	3,054,070,404
Datadog Inc Class A (b)(c)	4,295,916	1,018,303,929
Fair Isaac Corp (b)(c)	301,145	345,476,555
Fortinet Inc (c)	8,086,683	1,382,256,725
Gen Digital Inc (b)	7,156,975	221,866,225
Intuit Inc	3,591,119	1,290,289,057
Microsoft Corp	96,461,379	48,933,892,953
Oracle Corp	22,034,539	3,285,790,456
Palantir Technologies Inc Class A (c)	29,815,456	5,557,004,689
Palo Alto Networks Inc (c)	10,531,179	4,024,279,431
PTC Inc (b)(c)	1,499,894	233,593,492
Roper Technologies Inc	1,310,450	556,469,488
Salesforce Inc	10,622,778	2,735,790,246
ServiceNow Inc (c)	13,391,971	1,981,877,788
Synopsys Inc (c)	2,487,514	1,093,486,279
Trimble Inc (b)(c)	3,027,061	181,442,036
Tyler Technologies Inc (b)(c)	547,557	203,811,667
Workday Inc Class A (b)(c)	2,645,286	522,311,721
		80,080,991,764
Technology Hardware, Storage & Peripherals - 8.3%
Apple Inc	190,721,546	60,430,121,851
Dell Technologies Inc Class C	3,756,427	1,712,968,276
Hewlett Packard Enterprise Co	17,229,762	900,082,767
HP Inc	11,875,818	356,512,056
NetApp Inc	2,562,414	474,789,690
Sandisk Corp (c)	1,923,011	3,012,781,334
Seagate Technology Holdings PLC (b)	2,911,709	2,412,001,501
Super Micro Computer Inc (b)(c)	7,307,931	272,439,668
Western Digital Corp	4,475,842	2,016,590,613
		71,588,287,756
TOTAL INFORMATION TECHNOLOGY		323,617,457,588
Materials - 1.8%
Chemicals - 1.0%
Air Products and Chemicals Inc	2,891,606	894,836,393
Albemarle Corp	1,531,436	206,697,917
CF Industries Holdings Inc (b)	1,994,937	259,401,658
Corteva Inc	8,684,907	735,003,679
Dow Inc	9,359,123	285,640,434
Ecolab Inc	3,289,131	931,481,899
International Flavors & Fragrances Inc (b)	3,315,216	286,202,597
Linde PLC	6,003,771	2,939,326,207
LyondellBasell Industries NV Class A1	3,353,199	218,226,191
Mosaic Co/The	4,127,387	99,552,574
PPG Industries Inc	2,894,450	324,670,457
Sherwin-Williams Co/The	2,978,485	1,009,140,503
		8,190,180,509
Construction Materials - 0.2%
CRH PLC (b)	8,676,861	818,141,224
Martin Marietta Materials Inc	779,724	404,442,838
Vulcan Materials Co (b)	1,684,925	454,222,082
		1,676,806,144
Containers & Packaging - 0.1%
Amcor PLC	6,003,757	275,512,409
Avery Dennison Corp	993,258	172,936,149
Ball Corp	3,457,335	217,708,385
International Paper Co	6,875,998	260,806,604
Packaging Corp of America	1,149,794	268,982,808
Smurfit Westrock PLC	6,810,384	319,407,010
		1,515,353,365
Metals & Mining - 0.5%
Freeport-McMoRan Inc	18,667,326	1,413,863,271
Newmont Corp	13,862,629	1,747,523,013
Nucor Corp	2,957,313	738,263,617
Steel Dynamics Inc (b)	1,760,307	409,482,614
		4,309,132,515
TOTAL MATERIALS		15,691,472,533
Real Estate - 1.7%
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	2,036,666	104,460,599
Healthpeak Properties Inc	8,952,427	186,389,530
Ventas Inc	6,313,122	575,567,333
Welltower Inc	9,166,592	2,165,515,694
		3,031,933,156
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	8,270,924	181,381,363
Industrial REITs - 0.2%
Prologis Inc	12,311,229	1,722,587,162
Office REITs - 0.0%
BXP Inc (b)	1,925,920	130,943,301
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (c)	3,802,348	554,420,362
CoStar Group Inc (c)	5,302,678	170,056,883
		724,477,245
Residential REITs - 0.2%
Camden Property Trust	1,305,299	138,100,634
Essex Property Trust Inc (b)	834,483	236,125,310
Invitation Homes Inc	7,096,793	206,800,548
Mid-America Apartment Communities Inc	1,511,313	194,732,680
UDR Inc	3,839,461	141,868,084
Vivmark Residential	9,507,574	619,323,370
		1,536,950,626
Retail REITs - 0.2%
Federal Realty Investment Trust	1,020,839	118,447,949
Kimco Realty Corp	8,757,261	207,634,658
Realty Income Corp	12,108,797	742,027,080
Regency Centers Corp	2,139,839	159,995,762
Simon Property Group Inc	4,210,935	894,065,720
		2,122,171,169
Specialized REITs - 0.7%
American Tower Corp	6,049,817	1,062,952,848
Crown Castle Inc	5,667,512	431,524,364
Digital Realty Trust Inc	4,516,036	838,131,121
Equinix Inc	1,280,674	1,340,507,090
Extra Space Storage Inc	2,743,314	387,081,605
Iron Mountain Inc	3,863,487	445,653,225
Public Storage (b)	2,177,879	668,587,074
SBA Communications Corp Class A	1,377,273	261,213,597
VICI Properties Inc	14,191,020	363,999,663
Weyerhaeuser Co	9,363,047	218,814,408
		6,018,464,995
TOTAL REAL ESTATE		15,468,909,017
Utilities - 2.0%
Electric Utilities - 1.4%
Alliant Energy Corp	3,353,846	227,994,451
American Electric Power Co Inc	7,065,428	865,020,350
Constellation Energy Corp	4,151,169	1,140,616,706
Duke Energy Corp	10,123,372	1,213,893,537
Edison International (b)	4,996,716	269,722,730
Entergy Corp (b)	5,945,852	632,103,526
Evergy Inc	2,993,317	242,518,543
Eversource Energy	4,883,562	342,533,039
Exelon Corp	13,286,783	580,898,153
FirstEnergy Corp	6,760,077	310,017,131
NextEra Energy Inc	27,079,037	2,229,687,907
NRG Energy Inc	2,739,742	301,700,389
PG&E Corp	28,596,819	379,479,788
Pinnacle West Capital Corp	1,573,670	153,653,138
PPL Corp	9,769,610	333,436,789
Southern Co/The	14,638,474	1,288,185,712
Xcel Energy Inc	8,106,404	613,573,719
		11,125,035,608
Gas Utilities - 0.0%
Atmos Energy Corp	2,167,538	360,093,088
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	9,260,696	136,502,659
Vistra Corp	4,115,743	565,379,616
		701,882,275
Multi-Utilities - 0.5%
Ameren Corp	3,593,744	380,972,801
CenterPoint Energy Inc (b)	8,494,683	336,389,447
CMS Energy Corp	4,011,468	273,020,512
Consolidated Edison Inc	4,785,514	512,145,708
Dominion Energy Inc	11,420,085	753,839,811
DTE Energy Co	2,701,334	366,381,930
NiSource Inc	6,225,731	254,756,913
Public Service Enterprise Group Inc	6,470,905	474,511,464
Sempra	8,488,427	693,504,486
WEC Energy Group Inc	4,229,690	449,066,187
		4,494,589,259
Water Utilities - 0.0%
American Water Works Co Inc (b)	2,535,817	350,525,984
TOTAL UTILITIES		17,032,126,214
TOTAL UNITED STATES		857,021,084,828
TOTAL COMMON STOCKS (Cost $371,361,195,448)		858,535,531,997

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/12/2026 (e) (Cost $34,572,484)	3.75	34,831,000	34,570,596

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	178,446,249	178,481,938
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	1,574,561,726	1,574,719,182
TOTAL MONEY MARKET FUNDS (Cost $1,753,194,061)			1,753,201,120

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $373,148,961,993)	860,323,303,713
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,007,022,615)
NET ASSETS - 100.0%	859,316,281,098

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	2,073	9/2026	798,001,350	16,365,024

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,570,596.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	235,343,230	9,763,223,305	9,820,304,424	4,354,300	219,827	-	178,481,938	178,446,249
Fidelity Securities Lending Cash Central Fund	1,728,201,396	11,063,807,787	11,217,290,001	1,186,029	-	-	1,574,719,182	1,574,561,726
	1,963,544,626	20,827,031,092	21,037,594,425	5,540,329	219,827	-	1,753,201,120

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	81,553,994,195	81,553,994,195	-	-
Consumer Discretionary	78,490,435,714	78,490,435,714	-	-
Consumer Staples	38,671,018,622	38,671,018,622	-	-
Energy	29,880,128,986	29,880,128,986	-	-
Financials	105,557,749,824	105,557,749,824	-	-
Health Care	79,693,367,535	79,693,367,535	-	-
Industrials	71,364,424,600	71,364,424,600	-	-
Information Technology	325,131,904,757	325,131,904,757	-	-
Materials	15,691,472,533	15,691,472,533	-	-
Real Estate	15,468,909,017	15,468,909,017	-	-
Utilities	17,032,126,214	17,032,126,214	-	-

U.S. Treasury Obligations	34,570,596	-	34,570,596	-

Money Market Funds	1,753,201,120	1,753,201,120	-	-
Total Investments in Securities:	860,323,303,713	860,288,733,117	34,570,596	-
Derivative Instruments:

Assets
Futures Contracts	16,365,024	16,365,024	-	-
Total Assets	16,365,024	16,365,024	-	-
Total Derivative Instruments:	16,365,024	16,365,024	-	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$858,570,102,593
Investments in securities, at value - affiliated issuers	1,753,201,120
Segregated cash with brokers for derivative instruments	21,845,341
Cash	42,972
Receivable for fund shares sold	716,894,843
Dividends receivable	703,230,989
Distributions receivable from affiliated funds	855,871
Other receivables	7,444,158
Total assets	861,773,617,887
Liabilities
Payable for investments purchased	299,046,875
Payable for fund shares redeemed	563,877,951
Accrued management fee	10,735,475
Payable for variation margin on futures contracts	2,614,338
Other payables and accrued expenses	6,484,044
Collateral on securities loaned	1,574,578,106
Total liabilities	2,457,336,789
Net Assets	$859,316,281,098
Net assets consist of:
Paid in capital	374,539,558,606
Total accumulated earnings (loss)	484,776,722,492
Net Assets	$859,316,281,098

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($859,316,281,098/3,212,936,757 shares)	$267.46

Other Information
Unaffiliated issuers, cost	371,395,767,932
Affiliated issuers, cost	1,753,194,061
Securities loaned, market value	3,132,824,583
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$4,541,144,426
Dividends - affiliated issuers	5,540,329
Security lending income - unaffiliated issuers	748,306
Interest	883,947
Total investment income	4,548,317,008
Expenses
Management fee	59,020,388
Independent trustees' fees and expenses	1,099,529
Total expenses	60,119,917
Expense reductions	(69,927)
Total expenses after reductions	60,049,990
Net investment income (loss)	4,488,267,018
Net realized gain (loss)
Investments - unaffiliated issuers	(1,471,819,427)
Investments - affiliated issuers	219,827
Redemptions in-kind	5,477,241,410
Futures contracts	(7,883,149)
Net realized gain (loss)	3,997,758,661
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	85,168,671,197
Futures contracts	10,747,074
Total change in net unrealized appreciation (depreciation)	85,179,418,271
Net gain (loss)	89,177,176,932
Net increase (decrease) in net assets resulting from operations	$93,665,443,950
Other Information
Income from securities lending - Affiliated Issuers	1,186,029

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,488,267,018	$8,343,930,259
Net realized gain (loss)	3,997,758,661	17,390,382,247
Change in net unrealized appreciation (depreciation)	85,179,418,271	82,480,137,011
Net increase (decrease) in net assets resulting from operations	$93,665,443,950	$108,214,449,517
Distributions to shareholders
Distributions to shareholders	(4,313,150,753)	(8,185,889,780)
Total distributions	(4,313,150,753)	(8,185,889,780)
Net increase (decrease) in net assets resulting from share transactions	20,575,246,022	16,762,965,812
Total increase (decrease) in net assets	109,927,539,219	116,791,525,549
Net Assets
Beginning of period	749,388,741,879	632,597,216,330
End of period	$859,316,281,098	$749,388,741,879
Financial Highlights
Fidelity® 500 Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$239.33	$207.13	$177.25	$138.03	$152.07	$132.41
Income from Investment Operations
Net investment income (loss) B, C	1.42	2.70	2.55	2.48	2.30	2.08
Net realized and unrealized gain (loss)	28.07	32.15	29.87	39.14	(14.08)	19.60
Total from investment operations	29.49	34.85	32.42	41.62	(11.78)	21.68
Distributions
Distributions from net investment income	(1.36)	(2.65)	(2.54)	(2.40)	(2.26)	(2.02)
Total distributions	(1.36)	(2.65)	(2.54)	(2.40)	(2.26)	(2.02)
Net asset value, end of period	$267.46	$239.33	$207.13	$177.25	$138.03	$152.07
Total Return D, E	12.36%	16.98%	18.39%	30.45%	(7.71)%	16.37%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.01% H	.02%	.02%	.02%	.02%	.02%
Ratio of expenses to average net assets net of fee waivers, if any	.01% H	.02%	.02%	.02%	.02%	.02%
Ratio of expenses to average net assets net of all reductions, if any	.01% H	.01%	.01%	.01%	.02%	.02%
Ratio of net investment income (loss) to average net assets	1.10% H	1.22%	1.31%	1.61%	1.65%	1.36%
Net assets, end of period	$859,316,281,098	$749,388,741,879	$632,597,216,330	$515,442,511,483	$365,044,771,042	$381,008,654,514
Portfolio turnover rate J	2% H, I	3% I	3% I	2% I	3% I	2% I

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: the short-term capital gain dividends, future contracts, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® 500 Index Fund	376,906,234,357	503,668,336,872	(20,251,267,516)	483,417,069,356

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® 500 Index Fund	(803,670,751)	(3,729,312,913)	(4,532,983,664)

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® 500 Index Fund
Equity Risk
Futures Contracts	16,365,024	-	(7,883,149)	10,747,074
Total Equity Risk	16,365,024	-	(7,883,149)	10,747,074

Totals	16,365,024	-	(7,883,149)	10,747,074

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® 500 Index Fund
Futures Contracts	712,972,644

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® 500 Index Fund	37,621,893,035	9,591,424,903

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

August 31, 2026
	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity® 500 Index Fund	26,711,617	-	5,477,241,410	5,477,241,410	6,640,126,159

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity® 500 Index Fund	104,939,992	-	18,470,506,907	18,470,506,907	22,734,277,911

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity® 500 Index Fund	1,317,241	304,085,155

  5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

For these services, the fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the fund's average net assets as presented in the table below.

Management Fee Rate %
Fidelity® 500 Index Fund	0.015

The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as interest expense.

Pursuant to the expense contract, the investment adviser pays all other operating expenses, except the fees and expenses of the independent Trustees, as necessary so that total expenses do not exceed the level of average net assets presented in the table below.

	Annual Expense Contract Rate (%)	Expiration Date
Fidelity® 500 Index Fund	.015	April 30, 2027
Sub-Adviser. Geode Capital Management, LLC, serves as sub-adviser for the Fund. Sub-advisers provide discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® 500 Index Fund	$7,444,110

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® 500 Index Fund	Borrower	143,307,800	3.87	231,232

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® 500 Index Fund	1,547	-	-

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® 500 Index Fund	211,012	25,046	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® 500 Index Fund	1,638,504,917

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® 500 Index Fund	69,927

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® 500 Index Fund
Fidelity® 500 Index Fund	4,313,150,753	8,185,889,780
Total	4,313,150,753	8,185,889,780

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® 500 Index Fund
Shares sold	342,054,930	689,087,608	84,127,959,549	151,226,991,109
Reinvestment of distributions	15,984,985	35,368,317	3,990,965,764	7,597,456,903
Shares redeemed	(276,329,096)	(647,336,051)	(67,543,679,291)	(142,061,482,200)
Net increase (decrease)	81,710,819	77,119,874	20,575,246,022	16,762,965,812

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity 500 Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons of the fund relative to the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. These contractual arrangements terminate on April 30, 2027 and may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholder benefit from pricing funds at scale from inception. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.925892.115
U5I-U5A-SANN-1026
Fidelity Flex® Funds

Fidelity Flex® Large Cap Focused Index Fund

Semi-Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Large Cap Focused Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.2%
	Shares	Value ($)
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	4,395	987,293
UNITED STATES - 96.0%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.9%
AST SpaceMobile Inc Class A (b)	2,836	167,608
AT&T Inc	73,042	1,891,057
Comcast Corp Class A	53,466	1,423,265
Verizon Communications Inc	6,301	315,176
		3,797,106
Entertainment - 1.3%
Live Nation Entertainment Inc (b)	2,892	520,242
Netflix Inc (b)	34,138	2,766,885
ROBLOX Corp Class A (b)	12,029	496,677
Walt Disney Co/The	900	96,795
Warner Bros Discovery Inc (b)	44,162	1,259,942
		5,140,541
Interactive Media & Services - 6.8%
Alphabet Inc Class A	31,128	10,563,287
Alphabet Inc Class C	30,581	10,257,173
Meta Platforms Inc Class A	11,243	6,434,819
		27,255,279
Media - 0.3%
AppLovin Corp Class A (b)	3,857	1,203,615
TOTAL COMMUNICATION SERVICES		37,396,541
Consumer Discretionary - 8.8%
Automobiles - 2.0%
General Motors Co	15,755	1,359,972
Tesla Inc (b)	18,711	6,884,712
		8,244,684
Broadline Retail - 3.4%
Amazon.com Inc (b)	51,520	13,383,351
Hotels, Restaurants & Leisure - 3.0%
Airbnb Inc Class A (b)	7,356	1,347,766
Booking Holdings Inc	9,819	1,954,865
Carnival Corp Ltd	20,297	484,895
Chipotle Mexican Grill Inc (b)	22,604	859,630
DoorDash Inc Class A (b)	6,547	1,517,202
Marriott International Inc/MD Class A1	3,830	1,308,941
McDonald's Corp	7,026	1,851,632
Royal Caribbean Cruises Ltd	4,376	1,176,006
Starbucks Corp	16,459	1,748,769
		12,249,706
Specialty Retail - 0.4%
Carvana Co Class A (b)	12,387	909,949
Home Depot Inc/The	2,262	741,551
		1,651,500
TOTAL CONSUMER DISCRETIONARY		35,529,241
Consumer Staples - 4.4%
Beverages - 1.2%
Coca-Cola Co/The	34,662	3,073,480
PepsiCo Inc	13,958	1,958,865
		5,032,345
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	3,513	3,315,886
Dollar General Corp	2,891	366,433
Kroger Co/The	10,720	616,829
Target Corp	8,187	1,317,125
Walmart Inc	18,383	1,927,825
		7,544,098
Food Products - 0.7%
Archer-Daniels-Midland Co	8,869	720,961
Hershey Co/The	2,790	491,626
Mondelez International Inc	22,987	1,426,803
		2,639,390
Household Products - 0.3%
Procter & Gamble Co/The	7,380	1,070,986
Personal Care Products - 0.2%
Kenvue Inc	35,338	667,181
Tobacco - 0.1%
Philip Morris International Inc	3,419	640,379
TOTAL CONSUMER STAPLES		17,594,379
Energy - 3.4%
Energy Equipment & Services - 0.4%
SLB Ltd	26,082	1,567,528
Oil, Gas & Consumable Fuels - 3.0%
Cheniere Energy Inc	3,721	1,085,378
Chevron Corp	15,395	3,173,526
ExxonMobil Holdings Corp	16,461	2,649,398
Kinder Morgan Inc	34,151	1,101,028
Phillips 66	7,017	1,730,252
Targa Resources Corp	3,587	1,053,323
Williams Cos Inc/The	19,489	1,462,649
		12,255,554
TOTAL ENERGY		13,823,082
Financials - 11.5%
Banks - 3.5%
Bank of America Corp	18,623	1,153,509
Citigroup Inc	17,632	2,320,724
Fifth Third Bancorp	15,736	846,125
JPMorgan Chase & Co	18,599	6,621,616
PNC Financial Services Group Inc/The	6,584	1,577,724
Truist Financial Corp	21,925	1,087,042
Wells Fargo & Co	5,873	507,367
		14,114,107
Capital Markets - 2.4%
Blackrock Inc	1,768	2,043,118
Coinbase Global Inc Class A (b)	3,887	731,222
Goldman Sachs Group Inc/The	2,750	2,821,226
Intercontinental Exchange Inc	8,912	1,432,158
Morgan Stanley	1,262	269,210
MSCI Inc	1,278	729,278
Robinhood Markets Inc Class A (b)	13,791	1,445,435
		9,471,647
Consumer Finance - 0.4%
American Express Co	6,045	1,995,878
Financial Services - 2.9%
Apollo Global Management Inc	8,081	1,103,702
Berkshire Hathaway Inc Class B (b)	8,654	4,361,876
Mastercard Inc Class A	6,503	3,832,283
Visa Inc Class A	6,459	2,450,351
		11,748,212
Insurance - 2.3%
American International Group Inc	9,322	711,828
Aon PLC	3,736	1,201,199
Arch Capital Group Ltd (b)	2,981	292,347
Chubb Ltd	4,815	1,630,359
Hartford Insurance Group Inc/The	4,837	664,507
Marsh & McLennan Cos Inc	7,974	1,513,465
Progressive Corp/The	7,996	1,743,768
Travelers Companies Inc/The	3,751	1,372,603
		9,130,076
TOTAL FINANCIALS		46,459,920
Health Care - 8.9%
Biotechnology - 2.0%
AbbVie Inc	6,146	1,575,957
Alnylam Pharmaceuticals Inc (b)	2,539	611,112
Amgen Inc	5,840	2,510,500
Gilead Sciences Inc	889	130,096
Regeneron Pharmaceuticals Inc	1,831	1,463,115
Vertex Pharmaceuticals Inc (b)	3,597	1,958,639
		8,249,419
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	19,536	2,155,993
GE HealthCare Technologies Inc	8,968	638,790
IDEXX Laboratories Inc (b)	1,511	841,159
Intuitive Surgical Inc (b)	4,139	1,559,824
Medtronic PLC	18,636	1,689,353
		6,885,119
Health Care Providers & Services - 1.3%
Cencora Inc	3,624	1,172,726
Cigna Group/The	4,842	1,336,780
CVS Health Corp	20,317	1,907,970
UnitedHealth Group Inc	2,040	794,396
		5,211,872
Life Sciences Tools & Services - 0.2%
Agilent Technologies Inc	3,862	593,049
Thermo Fisher Scientific Inc	365	225,241
		818,290
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co	27,455	1,834,269
Eli Lilly & Co	3,672	4,247,513
Johnson & Johnson	17,908	4,760,842
Merck & Co Inc	22,255	3,288,399
Pfizer Inc	2,037	57,972
Zoetis Inc Class A	8,263	637,077
		14,826,072
TOTAL HEALTH CARE		35,990,772
Industrials - 8.3%
Aerospace & Defense - 1.9%
Boeing Co (b)	299	62,126
GE Aerospace	9,159	3,074,769
Howmet Aerospace Inc	6,118	1,498,604
L3Harris Technologies Inc	3,321	884,216
Northrop Grumman Corp	2,089	1,127,433
RTX Corp	3,271	679,485
		7,326,633
Air Freight & Logistics - 0.3%
FedEx Corp	3,812	1,248,049
Building Products - 0.6%
Carrier Global Corp	13,944	811,820
Johnson Controls International plc	10,280	1,421,107
		2,232,927
Commercial Services & Supplies - 0.3%
Waste Management Inc	6,083	1,331,690
Construction & Engineering - 0.2%
Comfort Systems USA Inc	624	964,467
Electrical Equipment - 1.6%
Bloom Energy Corp Class A (b)	325	67,048
Eaton Corp PLC	4,737	1,903,706
Emerson Electric Co	9,930	1,513,729
GE Vernova Inc	2,574	2,312,816
Rockwell Automation Inc	1,994	846,313
		6,643,612
Ground Transportation - 1.1%
Fedex Freight Holding Co Inc	1,994	266,677
Uber Technologies Inc (b)	24,503	1,853,652
Union Pacific Corp	7,179	2,158,510
		4,278,839
Industrial Conglomerates - 0.4%
3M Co	9,274	1,593,551
Machinery - 1.3%
Caterpillar Inc	1,463	1,166,699
Illinois Tool Works Inc	4,644	1,278,818
PACCAR Inc	9,329	1,158,009
Parker-Hannifin Corp	1,719	1,683,657
		5,287,183
Passenger Airlines - 0.2%
Delta Air Lines Inc	11,560	901,680
Trading Companies & Distributors - 0.4%
Fastenal Co	20,432	1,007,502
Ferguson Enterprises Inc	3,486	782,642
		1,790,144
TOTAL INDUSTRIALS		33,598,775
Information Technology - 35.9%
Communications Equipment - 1.2%
Ciena Corp (b)	2,460	941,688
Cisco Systems Inc	34,386	3,799,309
		4,740,997
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp (b)	3,317	921,562
Corning Inc	10,799	1,606,135
		2,527,697
IT Services - 1.3%
Accenture PLC Class A	8,082	1,533,640
Cloudflare Inc Class A (b)	5,548	1,692,750
IBM Corporation	9,124	2,133,830
		5,360,220
Semiconductors & Semiconductor Equipment - 15.5%
Advanced Micro Devices Inc (b)	13,715	6,455,925
Analog Devices Inc	5,613	2,032,692
Applied Materials Inc	1,959	897,986
Broadcom Inc	30,383	11,252,040
Intel Corp (b)	8,233	736,936
KLA Corp	13,448	2,359,452
Lam Research Corp	11,279	3,400,506
Micron Technology Inc	4,053	3,885,733
Monolithic Power Systems Inc	852	1,080,140
NVIDIA Corp	135,385	29,890,300
Texas Instruments Inc	448	116,888
		62,108,598
Software - 8.4%
Adobe Inc (b)	6,034	1,766,695
Fortinet Inc (b)	10,972	1,875,444
Microsoft Corp	40,566	20,578,726
Oracle Corp	3,084	459,886
Palantir Technologies Inc Class A (b)	6,533	1,217,621
Palo Alto Networks Inc (b)	10,250	3,916,833
Salesforce Inc	9,535	2,455,644
Strategy Inc Class A (b)	65	8,640
Synopsys Inc (b)	3,339	1,467,791
		33,747,280
Technology Hardware, Storage & Peripherals - 8.9%
Apple Inc	88,932	28,178,104
Dell Technologies Inc Class C	5,138	2,342,979
Seagate Technology Holdings PLC	3,405	2,820,634
Western Digital Corp	4,990	2,248,245
		35,589,962
TOTAL INFORMATION TECHNOLOGY		144,074,754
Materials - 2.0%
Chemicals - 1.1%
Corteva Inc	11,710	991,017
Ecolab Inc	4,437	1,256,558
Linde PLC	694	339,769
PPG Industries Inc	2,650	297,251
Sherwin-Williams Co/The	4,015	1,360,322
		4,244,917
Construction Materials - 0.2%
Amrize Ltd (United States)	8,974	392,164
Martin Marietta Materials Inc	1,050	544,635
		936,799
Metals & Mining - 0.7%
Newmont Corp	14,022	1,767,613
Nucor Corp	3,986	995,065
		2,762,678
TOTAL MATERIALS		7,944,394
Real Estate - 1.6%
Health Care REITs - 0.2%
Ventas Inc	8,471	772,301
Industrial REITs - 0.4%
Prologis Inc	12,169	1,702,686
Specialized REITs - 1.0%
American Tower Corp	7,973	1,400,856
Digital Realty Trust Inc	5,737	1,064,730
Extra Space Storage Inc	965	136,161
Iron Mountain Inc	5,259	606,626
Public Storage	2,789	856,195
		4,064,568
TOTAL REAL ESTATE		6,539,555
Utilities - 1.9%
Electric Utilities - 1.2%
Constellation Energy Corp	5,130	1,409,571
Entergy Corp	8,111	862,280
NextEra Energy Inc	2,559	210,708
NRG Energy Inc	3,847	423,632
PG&E Corp	39,646	526,102
Southern Co/The	15,951	1,403,688
		4,835,981
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	5,685	780,948
Multi-Utilities - 0.5%
Ameren Corp	2,109	223,575
Consolidated Edison Inc	6,532	699,055
Sempra	11,624	949,681
		1,872,311
TOTAL UTILITIES		7,489,240
TOTAL UNITED STATES		386,440,653
TOTAL COMMON STOCKS (Cost $350,158,214)		387,427,946

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/12/2026 (d) (Cost $49,629)	3.75	50,000	49,626

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $14,053,878)	3.69	14,051,068	14,053,878

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $364,261,721)	401,531,450
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,267,707
NET ASSETS - 100.0%	402,799,157

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	399	9/2026	15,359,505	(103,879)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,626.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	-	35,583,408	21,529,485	45,236	(45)	-	14,053,878	14,051,068
	-	35,583,408	21,529,485	45,236	(45)	-	14,053,878

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	37,396,541	37,396,541	-	-
Consumer Discretionary	35,529,241	35,529,241	-	-
Consumer Staples	17,594,379	17,594,379	-	-
Energy	13,823,082	13,823,082	-	-
Financials	46,459,920	46,459,920	-	-
Health Care	35,990,772	35,990,772	-	-
Industrials	33,598,775	33,598,775	-	-
Information Technology	145,062,047	145,062,047	-	-
Materials	7,944,394	7,944,394	-	-
Real Estate	6,539,555	6,539,555	-	-
Utilities	7,489,240	7,489,240	-	-

U.S. Treasury Obligations	49,626	-	49,626	-

Money Market Funds	14,053,878	14,053,878	-	-
Total Investments in Securities:	401,531,450	401,481,824	49,626	-
Derivative Instruments:

Liabilities
Futures Contracts	(103,879)	(103,879)	-	-
Total Liabilities	(103,879)	(103,879)	-	-
Total Derivative Instruments:	(103,879)	(103,879)	-	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$387,477,572
Investments in securities, at value - affiliated issuers	14,053,878
Segregated cash with brokers for derivative instruments	989,424
Cash	35,334
Receivable for fund shares sold	2,503,177
Dividends receivable	275,163
Distributions receivable from affiliated funds	32,263
Total assets	405,366,811
Liabilities
Payable for investments purchased	1,493,585
Payable for fund shares redeemed	1,028,184
Payable for variation margin on futures contracts	45,885
Total liabilities	2,567,654
Net Assets	$402,799,157
Net assets consist of:
Paid in capital	364,510,832
Total accumulated earnings (loss)	38,288,325
Net Assets	$402,799,157

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($402,799,157/33,703,314 shares)	$11.95

Other Information
Unaffiliated issuers, cost	350,207,843
Affiliated issuers, cost	14,053,878
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$1,652,359
Dividends - affiliated issuers	45,236
Total investment income	1,697,595
Expenses
Independent trustees' fees and expenses	324
Total expenses	324
Net investment income (loss)	1,697,271
Net realized gain (loss)
Investments - unaffiliated issuers	388,981
Investments - affiliated issuers	(45)
Futures contracts	77,084
Net realized gain (loss)	466,020
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	37,258,218
Futures contracts	(104,576)
Total change in net unrealized appreciation (depreciation)	37,153,642
Net gain (loss)	37,619,662
Net increase (decrease) in net assets resulting from operations	$39,316,933

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	For the period July 24, 2025 (commencement of operations) through February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,697,271	$334,874
Net realized gain (loss)	466,020	(23,420)
Change in net unrealized appreciation (depreciation)	37,153,642	12,208
Net increase (decrease) in net assets resulting from operations	$39,316,933	$323,662
Distributions to shareholders
Distributions to shareholders	(1,235,017)	(117,252)
Total distributions	(1,235,017)	(117,252)
Net increase (decrease) in net assets resulting from share transactions	174,342,641	190,168,190
Total increase (decrease) in net assets	212,424,557	190,374,600
Net Assets
Beginning of period	190,374,600	-
End of period	$402,799,157	$190,374,600
Financial Highlights
Fidelity Flex® Large Cap Focused Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026 A
Selected Per Share Data
Net asset value, beginning of period	$10.74	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.06	.08
Net realized and unrealized gain (loss)	1.19	.70 D
Total from investment operations	1.25	.78
Distributions
Distributions from net investment income	(.04)	(.04)
Total distributions	(.04)	(.04)
Net asset value, end of period	$11.95	$10.74
Total Return E, F	11.69%	7.76%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	-% I, J	-% I, J
Ratio of expenses to average net assets net of fee waivers, if any	-% I, J	-% I, J
Ratio of expenses to average net assets net of all reductions, if any	-% I, J	-% I, J
Ratio of net investment income (loss) to average net assets	1.08% J	1.27% J
Net assets, end of period	$402,799,157	$190,374,600
Portfolio turnover rate K	68% J	4% J

AFor the period July 24, 2025 (commencement of operations) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity Flex® Large Cap Focused Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: futures transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Flex® Large Cap Focused Index Fund	366,436,226	45,898,149	(10,906,804)	34,991,345

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Flex® Large Cap Focused Index Fund
Equity Risk
Futures Contracts	-	(103,879)	77,084	(104,576)
Total Equity Risk	-	(103,879)	77,084	(104,576)

Totals	-	(103,879)	77,084	(104,576)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity Flex® Large Cap Focused Index Fund
Futures Contracts	3,178,275

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex® Large Cap Focused Index Fund	265,023,986	105,229,919

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser or an affiliate pays all other operating expenses, except fees and expenses of the independent Trustees, and certain other expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC, serves as sub-adviser for the Fund. Sub-advisers provide discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity Flex® Large Cap Focused Index Fund
Fidelity Flex® Large Cap Focused Index Fund (Commencement of sale of shares July 24, 2025)	1,235,017	117,252
Total	1,235,017	117,252

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity Flex® Large Cap Focused Index Fund (Commencement of sale of shares July 24, 2025)
Shares sold	32,007,770	18,957,317	347,883,253	203,364,340
Reinvestment of distributions	938	1,012	10,571	10,822
Shares redeemed	(16,033,889)	(1,229,834)	(173,551,183)	(13,206,972)
Net increase (decrease)	15,974,819	17,728,495	174,342,641	190,168,190

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Large Cap Focused Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.9918035.101
FXL-SANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026